Brighthouse Funds Trust I
Schedule of Investments
September 30, 2024

Brighthouse Funds Trust I
Table of Contents

Glossary of Abbreviations	BHFTI-2
Schedule of Investments as of September 30, 2024
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-28
Allspring Mid Cap Value Portfolio	BHFTI-43
American Funds Balanced Allocation Portfolio	BHFTI-46
American Funds Growth Allocation Portfolio	BHFTI-47
American Funds Growth Portfolio	BHFTI-48
American Funds Moderate Allocation Portfolio	BHFTI-49
BlackRock Global Tactical Strategies Portfolio	BHFTI-50
BlackRock High Yield Portfolio	BHFTI-55
Brighthouse/Artisan International Portfolio	BHFTI-82
Brighthouse Asset Allocation 100 Portfolio	BHFTI-85
Brighthouse Balanced Plus Portfolio	BHFTI-88
Brighthouse Small Cap Value Portfolio	BHFTI-93
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-99
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-112
Brighthouse/Templeton International Bond Portfolio	BHFTI-127
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-131
CBRE Global Real Estate Portfolio	BHFTI-136
Harris Oakmark International Portfolio	BHFTI-140
Invesco Balanced-Risk Allocation Portfolio	BHFTI-143
Invesco Comstock Portfolio	BHFTI-147
Invesco Global Equity Portfolio	BHFTI-152
Invesco Small Cap Growth Portfolio	BHFTI-155
JPMorgan Core Bond Portfolio	BHFTI-159
JPMorgan Global Active Allocation Portfolio	BHFTI-176
JPMorgan Small Cap Value Portfolio	BHFTI-201
Loomis Sayles Global Allocation Portfolio	BHFTI-208
Loomis Sayles Growth Portfolio	BHFTI-220
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-223
MFS® Research International Portfolio	BHFTI-225
Morgan Stanley Discovery Portfolio	BHFTI-229
PanAgora Global Diversified Risk Portfolio	BHFTI-234
PIMCO Inflation Protected Bond Portfolio	BHFTI-246
PIMCO Total Return Portfolio	BHFTI-257
Schroders Global Multi-Asset Portfolio	BHFTI-282
SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-299
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	BHFTI-308
SSGA Growth ETF Portfolio	BHFTI-317
SSGA Growth and Income ETF Portfolio	BHFTI-320
T. Rowe Price Large Cap Value Portfolio	BHFTI-323
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-327
TCW Core Fixed Income Portfolio	BHFTI-332
Victory Sycamore Mid Cap Value Portfolio	BHFTI-340
Western Asset Management Government Income Portfolio	BHFTI-344
Notes to the Schedule of Investments	BHFTI-352
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CG)	— Cargill, Inc.
(CGM)	— Citigroup Global Markets, Inc.
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank, Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NIP)	— Nomura International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FEDL)	— Federal Funds Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(STIBOR)	— Stockholm InterBank Offered Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—48.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
Airbus SE	12,542	$1,836,485
Axon Enterprise, Inc. (a)	1,183	472,727
BAE Systems PLC	63,959	1,058,753
Boeing Co. (a)	9,648	1,466,882
Dassault Aviation SA	416	85,695
Elbit Systems Ltd.	563	111,950
General Dynamics Corp.	4,250	1,284,350
General Electric Co.	17,871	3,370,113
Howmet Aerospace, Inc.	6,727	674,382
Huntington Ingalls Industries, Inc.	646	170,789
Kongsberg Gruppen ASA	1,856	181,846
L3Harris Technologies, Inc.	3,127	743,819
Leonardo SpA	8,540	190,596
Lockheed Martin Corp.	3,496	2,043,622
Melrose Industries PLC	27,764	169,819
MTU Aero Engines AG	1,136	354,072
Northrop Grumman Corp.	2,266	1,196,607
Rheinmetall AG	919	496,791
Rolls-Royce Holdings PLC (a)	179,508	1,267,741
RTX Corp.	21,924	2,656,312
Saab AB - Class B	6,759	143,814
Safran SA	7,215	1,702,384
Singapore Technologies Engineering Ltd.	32,728	118,309
Textron, Inc.	3,088	273,535
Thales SA	1,996	317,052
TransDigm Group, Inc.	925	1,320,095
		23,708,540
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,933	213,345
Deutsche Post AG	21,529	958,706
DSV AS	3,613	749,762
Expeditors International of Washington, Inc.	2,326	305,636
FedEx Corp.	3,714	1,016,448
InPost SA (a)	4,220	79,631
SG Holdings Co. Ltd.	6,778	72,792
United Parcel Service, Inc. - Class B	12,073	1,646,033
		5,042,353
Automobile Components — 0.1%
Aisin Corp.	11,334	124,951
Aptiv PLC (a)	4,380	315,404
BorgWarner, Inc.	3,754	136,233
Bridgestone Corp.	12,023	462,392
Cie Generale des Etablissements Michelin SCA	14,335	582,015
Continental AG	2,321	150,154
Denso Corp.	39,888	593,732
Sumitomo Electric Industries Ltd.	15,028	241,165
		2,606,046
Automobiles — 0.9%
Bayerische Motoren Werke AG	6,731	593,643
Ferrari NV	2,661	1,246,450
Ford Motor Co.	64,350	679,536
General Motors Co.	18,524	830,616
Honda Motor Co. Ltd.	94,751	1,000,016
Security Description	Shares	Value
Automobiles—(Continued)
Isuzu Motors Ltd.	12,678	$171,040
Mazda Motor Corp.	11,955	89,622
Mercedes-Benz Group AG	15,807	1,021,710
Nissan Motor Co. Ltd. (b)	49,503	139,412
Renault SA	4,056	176,308
Stellantis NV	44,666	618,150
Subaru Corp.	12,765	221,817
Suzuki Motor Corp.	33,133	369,848
Tesla, Inc. (a)	45,729	11,964,078
Toyota Motor Corp.	216,707	3,881,439
Volvo Car AB - Class B (a) (b)	22,010	60,520
Yamaha Motor Co. Ltd.	17,757	159,085
		23,223,290
Banks — 2.4%
ABN AMRO Bank NV	9,668	174,616
AIB Group PLC	38,307	219,591
ANZ Group Holdings Ltd.	63,515	1,342,026
Banco Bilbao Vizcaya Argentaria SA	121,641	1,316,753
Banco BPM SpA	27,176	183,607
Banco de Sabadell SA (b)	114,793	243,445
Banco Santander SA	327,044	1,671,311
Bank Hapoalim BM	26,816	268,935
Bank Leumi Le-Israel BM	32,017	313,891
Bank of America Corp.	111,263	4,414,916
Bank of Ireland Group PLC	21,464	240,145
Banque Cantonale Vaudoise	636	65,667
Barclays PLC	311,595	937,744
BNP Paribas SA	21,481	1,474,119
BOC Hong Kong Holdings Ltd.	77,885	248,356
CaixaBank SA	76,693	457,157
Chiba Bank Ltd.	11,226	90,427
Citigroup, Inc.	31,443	1,968,332
Citizens Financial Group, Inc.	7,389	303,466
Commerzbank AG	21,251	391,906
Commonwealth Bank of Australia	35,326	3,315,935
Concordia Financial Group Ltd.	22,179	122,909
Credit Agricole SA	22,351	341,665
Danske Bank AS	14,556	438,256
DBS Group Holdings Ltd.	42,358	1,258,013
DNB Bank ASA	18,899	387,677
Erste Group Bank AG	7,106	389,878
Fifth Third Bancorp	11,155	477,880
FinecoBank Banca Fineco SpA	12,893	221,071
Hang Seng Bank Ltd.	15,998	199,002
HSBC Holdings PLC	390,880	3,506,021
Huntington Bancshares, Inc.	23,938	351,889
ING Groep NV	69,723	1,268,143
Intesa Sanpaolo SpA	308,704	1,321,355
Israel Discount Bank Ltd. - Class A	26,102	146,327
Japan Post Bank Co. Ltd.	30,583	285,766
JPMorgan Chase & Co.	46,892	9,887,647
KBC Group NV	4,844	385,410
KeyCorp	15,297	256,225
Lloyds Banking Group PLC	1,317,087	1,034,211
M&T Bank Corp. (b)	2,752	490,186
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Mediobanca Banca di Credito Finanziario SpA	10,546	$180,086
Mitsubishi UFJ Financial Group, Inc.	234,429	2,386,514
Mizrahi Tefahot Bank Ltd.	3,270	127,926
Mizuho Financial Group, Inc.	50,954	1,047,361
National Australia Bank Ltd.	65,287	1,690,734
NatWest Group PLC	140,291	648,160
Nordea Bank Abp	66,592	784,341
Oversea-Chinese Banking Corp. Ltd.	71,179	838,156
PNC Financial Services Group, Inc.	6,551	1,210,952
Regions Financial Corp.	15,083	351,886
Resona Holdings, Inc.	44,162	307,903
Shizuoka Financial Group, Inc.	9,153	79,584
Skandinaviska Enskilda Banken AB - Class A	33,489	512,364
Societe Generale SA	15,251	380,199
Standard Chartered PLC	45,775	486,784
Sumitomo Mitsui Financial Group, Inc.	79,368	1,689,738
Sumitomo Mitsui Trust Holdings, Inc.	13,691	325,060
Svenska Handelsbanken AB - A Shares	30,781	316,164
Swedbank AB - A Shares	17,917	380,125
Truist Financial Corp.	22,071	943,977
U.S. Bancorp	25,719	1,176,130
UniCredit SpA	31,096	1,366,503
United Overseas Bank Ltd.	27,034	678,337
Wells Fargo & Co.	56,099	3,169,033
Westpac Banking Corp.	73,086	1,607,411
		65,097,304
Beverages — 0.6%
Anheuser-Busch InBev SA	18,966	1,256,619
Asahi Group Holdings Ltd.	30,621	401,061
Brown-Forman Corp. - Class B (b)	3,021	148,633
Carlsberg AS - Class B	2,016	240,191
Coca-Cola Co.	63,929	4,593,938
Coca-Cola Europacific Partners PLC	4,358	343,192
Coca-Cola HBC AG	4,607	164,107
Constellation Brands, Inc. - Class A	2,582	665,356
Davide Campari-Milano NV	12,990	110,060
Diageo PLC	47,830	1,668,886
Heineken Holding NV	2,735	206,559
Heineken NV	6,078	538,917
Keurig Dr. Pepper, Inc.	17,433	653,389
Kirin Holdings Co. Ltd.	16,355	249,215
Molson Coors Beverage Co. - Class B	2,896	166,578
Monster Beverage Corp. (a)	11,624	606,424
PepsiCo, Inc.	22,638	3,849,592
Pernod Ricard SA	4,278	646,619
Suntory Beverage & Food Ltd.	2,972	111,590
Treasury Wine Estates Ltd.	17,122	142,362
		16,763,288
Biotechnology — 0.7%
AbbVie, Inc.	29,112	5,749,038
Amgen, Inc.	8,856	2,853,492
Argenx SE (a)	1,254	678,756
Biogen, Inc. (a)	2,401	465,410
CSL Ltd.	10,201	2,023,411
Security Description	Shares	Value
Biotechnology—(Continued)
Genmab AS (a)	1,326	$322,748
Gilead Sciences, Inc.	20,519	1,720,313
Grifols SA (a)	6,294	71,488
Incyte Corp. (a) (b)	2,635	174,173
Moderna, Inc. (a) (b)	5,575	372,577
Regeneron Pharmaceuticals, Inc. (a)	1,749	1,838,619
Swedish Orphan Biovitrum AB (a)	4,113	132,492
Vertex Pharmaceuticals, Inc. (a)	4,254	1,978,450
Zealand Pharma AS (a)	1,348	163,661
		18,544,628
Broadline Retail — 1.2%
Amazon.com, Inc. (a)	153,954	28,686,249
eBay, Inc. (b)	8,059	524,722
Global-e Online Ltd. (a)	2,114	81,262
Next PLC	2,529	331,256
Pan Pacific International Holdings Corp.	8,057	207,955
Prosus NV	29,921	1,294,056
Rakuten Group, Inc. (a)	31,741	205,520
Wesfarmers Ltd.	23,951	1,165,268
		32,496,288
Building Products — 0.3%
A.O. Smith Corp.	1,977	177,594
AGC, Inc.	4,131	134,035
Allegion PLC	1,441	210,011
Assa Abloy AB - Class B	21,154	712,238
Builders FirstSource, Inc. (a)	1,919	372,017
Carrier Global Corp.	13,837	1,113,740
Cie de Saint-Gobain SA	9,574	872,669
Daikin Industries Ltd.	5,526	775,956
Geberit AG	705	460,218
Johnson Controls International PLC	11,010	854,486
Kingspan Group PLC	3,262	307,058
Masco Corp.	3,597	301,932
Nibe Industrier AB - B Shares	31,979	175,476
Rockwool AS - B Shares	197	92,580
TOTO Ltd. (b)	2,946	109,568
Trane Technologies PLC	3,719	1,445,687
		8,115,265
Capital Markets — 1.3%
3i Group PLC	20,545	909,565
Ameriprise Financial, Inc. (b)	1,618	760,153
Amundi SA	1,295	96,823
ASX Ltd.	4,091	180,699
Bank of New York Mellon Corp.	12,163	874,033
BlackRock, Inc.	2,295	2,179,125
Blackstone, Inc.	11,868	1,817,347
Cboe Global Markets, Inc.	1,725	353,401
Charles Schwab Corp.	24,622	1,595,752
CME Group, Inc.	5,935	1,309,558
Daiwa Securities Group, Inc.	28,171	200,468
Deutsche Bank AG	39,995	689,423
Deutsche Boerse AG	4,010	940,354
EQT AB	7,882	270,048
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Euronext NV	1,695	$183,991
FactSet Research Systems, Inc.	627	288,326
Franklin Resources, Inc.	5,086	102,483
Futu Holdings Ltd. (ADR) (a)	1,140	109,041
Goldman Sachs Group, Inc.	5,205	2,577,048
Hargreaves Lansdown PLC	7,506	111,939
Hong Kong Exchanges & Clearing Ltd.	25,377	1,035,787
Intercontinental Exchange, Inc.	9,463	1,520,136
Invesco Ltd.	7,417	130,243
Japan Exchange Group, Inc.	20,864	270,799
Julius Baer Group Ltd.	4,347	261,917
KKR & Co., Inc. (b)	11,116	1,451,527
London Stock Exchange Group PLC	10,092	1,379,889
Macquarie Group Ltd.	7,661	1,235,479
MarketAxess Holdings, Inc.	622	159,356
Moody's Corp.	2,581	1,224,917
Morgan Stanley	20,532	2,140,256
MSCI, Inc.	1,296	755,477
Nasdaq, Inc.	6,820	497,928
Nomura Holdings, Inc.	63,426	332,149
Northern Trust Corp.	3,323	299,170
Partners Group Holding AG	479	720,416
Raymond James Financial, Inc. (b)	3,055	374,115
S&P Global, Inc.	5,277	2,726,204
SBI Holdings, Inc. (b)	5,757	132,665
Schroders PLC	17,008	79,562
Singapore Exchange Ltd.	18,110	160,896
State Street Corp.	4,922	435,449
T. Rowe Price Group, Inc. (b)	3,669	399,664
UBS Group AG	69,425	2,143,491
		35,417,069
Chemicals — 0.9%
Air Liquide SA	12,203	2,356,829
Air Products & Chemicals, Inc.	3,664	1,090,919
Akzo Nobel NV	3,600	253,921
Albemarle Corp. (b)	1,937	183,453
Arkema SA	1,188	113,292
Asahi Kasei Corp.	26,444	199,735
BASF SE	18,838	996,943
Celanese Corp. (b)	1,801	244,864
CF Industries Holdings, Inc.	2,973	255,083
Clariant AG	4,553	68,986
Corteva, Inc.	11,409	670,735
Covestro AG (a)	3,988	248,452
Croda International PLC	2,799	158,230
Dow, Inc.	11,552	631,086
DSM-Firmenich AG	3,925	540,497
DuPont de Nemours, Inc.	6,881	613,166
Eastman Chemical Co.	1,927	215,728
Ecolab, Inc.	4,174	1,065,747
EMS-Chemie Holding AG	148	124,342
Evonik Industries AG	5,408	126,438
FMC Corp.	2,057	135,639
Givaudan SA	195	1,069,601
ICL Group Ltd.	16,331	69,651
Security Description	Shares	Value
Chemicals—(Continued)
International Flavors & Fragrances, Inc.	4,230	$443,854
Linde PLC	7,923	3,778,162
LyondellBasell Industries NV - Class A	4,286	411,027
Mitsubishi Chemical Group Corp.	28,606	183,752
Mitsui Chemicals, Inc.	3,600	95,719
Mosaic Co.	5,252	140,648
Nippon Paint Holdings Co. Ltd.	19,972	152,994
Nippon Sanso Holdings Corp.	3,674	134,073
Nitto Denko Corp.	15,020	251,027
Novonesis (Novozymes) B - B Shares	7,436	535,461
OCI NV	2,230	63,455
Orica Ltd.	10,276	132,131
PPG Industries, Inc.	3,845	509,309
Sherwin-Williams Co.	3,825	1,459,888
Shin-Etsu Chemical Co. Ltd.	38,065	1,592,146
Sika AG	3,218	1,067,633
Syensqo SA (c) (d)	1,564	138,593
Symrise AG	2,802	387,392
Toray Industries, Inc.	29,217	172,010
Yara International ASA	3,494	110,658
		23,193,269
Commercial Services & Supplies — 0.2%
Brambles Ltd.	29,391	387,406
Cintas Corp.	5,647	1,162,604
Copart, Inc. (a)	14,433	756,289
Dai Nippon Printing Co. Ltd.	8,180	145,681
Rentokil Initial PLC	53,278	261,430
Republic Services, Inc.	3,365	675,827
Rollins, Inc.	4,630	234,185
Secom Co. Ltd.	8,898	328,649
Securitas AB - B Shares	10,378	131,801
TOPPAN Holdings, Inc.	5,039	149,373
Veralto Corp.	4,073	455,606
Waste Management, Inc.	6,019	1,249,545
		5,938,396
Communications Equipment — 0.3%
Arista Networks, Inc. (a)	4,246	1,629,700
Cisco Systems, Inc.	66,401	3,533,861
F5, Inc. (a)	961	211,612
Juniper Networks, Inc.	5,425	211,467
Motorola Solutions, Inc.	2,750	1,236,483
Nokia OYJ	112,543	491,843
Telefonaktiebolaget LM Ericsson - B Shares (b)	58,545	442,495
		7,757,461
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	3,875	178,948
Bouygues SA	4,001	134,014
Eiffage SA	1,551	149,797
Ferrovial SE	11,012	474,013
Kajima Corp.	8,387	156,934
Obayashi Corp.	13,719	173,901
Quanta Services, Inc.	2,428	723,908
Skanska AB - B Shares	7,180	149,862
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Taisei Corp.	3,471	$151,912
Vinci SA	10,558	1,235,286
		3,528,575
Construction Materials — 0.1%
Heidelberg Materials AG	2,882	313,268
Holcim AG	11,001	1,075,592
James Hardie Industries PLC (a)	9,105	364,445
Martin Marietta Materials, Inc.	1,007	542,018
Vulcan Materials Co.	2,177	545,186
		2,840,509
Consumer Finance — 0.2%
American Express Co.	9,256	2,510,227
Capital One Financial Corp.	6,294	942,401
Discover Financial Services	4,138	580,520
Synchrony Financial	6,514	324,918
		4,358,066
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd.	13,853	376,436
Carrefour SA	11,445	195,202
Coles Group Ltd.	28,267	352,693
Costco Wholesale Corp.	7,307	6,477,802
Dollar General Corp.	3,624	306,482
Dollar Tree, Inc. (a) (b)	3,330	234,166
Endeavour Group Ltd.	32,123	111,425
J Sainsbury PLC	34,902	138,067
Jeronimo Martins SGPS SA	5,975	117,446
Kesko OYJ - B Shares	5,763	123,063
Kobe Bussan Co. Ltd.	3,207	100,945
Koninklijke Ahold Delhaize NV	19,773	683,196
Kroger Co.	10,945	627,149
MatsukiyoCocokara & Co.	7,249	119,151
Seven & i Holdings Co. Ltd.	47,157	706,184
Sysco Corp. (b)	8,105	632,676
Target Corp.	7,625	1,188,432
Tesco PLC	146,178	700,821
Walgreens Boots Alliance, Inc. (b)	11,809	105,809
Walmart, Inc.	71,587	5,780,650
Woolworths Group Ltd.	25,783	592,748
		19,670,543
Containers & Packaging — 0.1%
Amcor PLC	23,821	269,892
Avery Dennison Corp.	1,327	292,948
Ball Corp. (b)	5,003	339,754
International Paper Co. (b)	5,725	279,666
Packaging Corp. of America	1,470	316,638
SIG Group AG	6,453	144,077
Smurfit WestRock PLC	8,132	401,883
		2,044,858
Distributors — 0.0%
D'ieteren Group	453	95,816
Security Description	Shares	Value
Distributors—(Continued)
Genuine Parts Co.	2,296	$320,705
LKQ Corp.	4,339	173,213
Pool Corp.	631	237,761
		827,495
Diversified Consumer Services — 0.0%
Pearson PLC	12,696	172,161
Diversified REITs — 0.4%
abrdn Property Income Trust Ltd.	28,233	22,991
Activia Properties, Inc.	50	113,825
AEW U.K. REIT PLC	11,721	15,390
Alexander & Baldwin, Inc.	5,344	102,605
American Assets Trust, Inc.	3,518	94,001
Argosy Property Ltd.	62,168	41,467
Armada Hoffler Properties, Inc.	4,872	52,764
Balanced Commercial Property Trust Ltd.	39,937	50,823
British Land Co. PLC	68,666	399,938
Broadstone Net Lease, Inc. (b)	13,849	262,439
Charter Hall Group	34,923	387,107
Charter Hall Long Wale REIT	48,850	135,480
Covivio SA	5,176	314,542
Cromwell European Real Estate Investment Trust	23,740	42,381
Custodian Property Income REIT PLC	30,132	34,405
Daiwa House REIT Investment Corp.	165	270,513
Empire State Realty Trust, Inc. - Class A (b)	9,842	109,049
Essential Properties Realty Trust, Inc. (b)	12,881	439,886
Global Net Lease, Inc. (b)	14,741	124,119
GPT Group	182,412	627,322
Growthpoint Properties Australia Ltd.	20,116	37,219
H&R Real Estate Investment Trust (b)	19,098	161,545
Hankyu Hanshin REIT, Inc.	49	42,221
Heiwa Real Estate REIT, Inc.	76	68,498
Hulic Reit, Inc.	94	90,961
ICADE	2,411	71,310
KDX Realty Investment Corp.	296	311,803
Land Securities Group PLC	70,108	611,188
LondonMetric Property PLC	146,348	401,516
Merlin Properties Socimi SA	32,400	409,634
Mirvac Group	375,423	557,343
Mori Trust Reit, Inc.	186	84,398
NIPPON REIT Investment Corp.	32	72,187
Nomura Real Estate Master Fund, Inc.	332	330,445
NTT UD REIT Investment Corp.	105	83,817
OUE Real Estate Investment Trust	159,470	39,695
Picton Property Income Ltd.	40,345	40,247
Schroder Real Estate Investment Trust Ltd.	36,224	25,097
Sekisui House Reit, Inc.	307	162,424
SK REITs Co. Ltd.	13,530	53,379
Star Asia Investment Corp.	164	60,752
Stockland	227,160	825,422
Stride Property Group	41,248	36,686
Sunlight Real Estate Investment Trust	72,400	18,554
Suntec Real Estate Investment Trust	157,628	163,329
Takara Leben Real Estate Investment Corp.	57	35,009
Tokyu REIT, Inc.	69	74,504
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified REITs—(Continued)
Tritax EuroBox PLC (144A)	59,779	$56,441
United Urban Investment Corp.	218	209,683
WP Carey, Inc. (b)	16,029	998,607
		9,774,961
Diversified Telecommunication Services — 0.5%
AT&T, Inc. (e)	118,177	2,599,894
BT Group PLC	136,520	270,498
Cellnex Telecom SA (a)	11,182	453,060
Deutsche Telekom AG	73,680	2,164,115
Elisa OYJ	3,001	159,111
HKT Trust & HKT Ltd.	80,003	102,429
Infrastrutture Wireless Italiane SpA	7,091	87,275
Koninklijke KPN NV	83,306	340,243
Nippon Telegraph & Telephone Corp.	630,717	645,496
Orange SA	39,296	449,945
Singapore Telecommunications Ltd.	156,852	394,799
Spark New Zealand Ltd.	38,281	73,698
Swisscom AG	547	357,320
Telecom Italia SpA (a) (b)	210,250	58,467
Telefonica SA	83,764	409,556
Telenor ASA	12,993	166,295
Telia Co. AB	49,783	160,999
Telstra Group Ltd.	85,334	229,271
Verizon Communications, Inc.	69,379	3,115,811
		12,238,282
Electric Utilities — 0.7%
Acciona SA	521	73,826
Alliant Energy Corp.	4,228	256,597
American Electric Power Co., Inc.	8,770	899,802
BKW AG	446	80,868
Chubu Electric Power Co., Inc.	13,571	159,071
CK Infrastructure Holdings Ltd.	13,449	91,583
CLP Holdings Ltd.	34,099	300,702
Constellation Energy Corp.	5,154	1,340,143
Duke Energy Corp.	12,724	1,467,077
Edison International	6,365	554,328
EDP SA	66,216	302,494
Elia Group SA	621	71,020
Endesa SA	6,702	146,437
Enel SpA	171,672	1,371,911
Entergy Corp. (b)	3,524	463,794
Evergy, Inc.	3,790	235,018
Eversource Energy	5,828	396,595
Exelon Corp.	16,482	668,345
FirstEnergy Corp.	8,448	374,669
Fortum OYJ (b)	9,467	156,031
Iberdrola SA	128,917	1,994,549
Kansai Electric Power Co., Inc.	14,821	245,199
Mercury NZ Ltd.	14,708	60,116
NextEra Energy, Inc.	33,862	2,862,355
NRG Energy, Inc.	3,401	309,831
Origin Energy Ltd.	36,351	251,466
PG&E Corp.	35,229	696,477
Pinnacle West Capital Corp. (b)	1,872	165,840
Security Description	Shares	Value
Electric Utilities—(Continued)
Power Assets Holdings Ltd.	29,072	$186,227
PPL Corp.	12,159	402,220
Redeia Corp. SA	8,563	166,563
Southern Co.	18,021	1,625,134
SSE PLC	23,079	581,745
Terna - Rete Elettrica Nazionale	29,689	267,454
Tokyo Electric Power Co. Holdings, Inc. (a)	32,215	143,366
Verbund AG	1,437	119,389
Xcel Energy, Inc.	9,188	599,976
		20,088,218
Electrical Equipment — 0.5%
ABB Ltd.	33,383	1,935,096
AMETEK, Inc.	3,816	655,245
Eaton Corp. PLC	6,561	2,174,578
Emerson Electric Co. (b)	9,439	1,032,344
Fuji Electric Co. Ltd.	2,816	170,131
GE Vernova, Inc. (a)	4,529	1,154,805
Generac Holdings, Inc. (a)	991	157,450
Hubbell, Inc.	885	379,090
Legrand SA	5,535	638,277
Mitsubishi Electric Corp.	40,101	646,260
NIDEC Corp.	17,650	371,027
Prysmian SpA	5,704	414,697
Rockwell Automation, Inc.	1,870	502,020
Schneider Electric SE	11,542	3,053,576
Siemens Energy AG (a)	13,495	497,065
Vestas Wind Systems AS (a)	21,312	470,570
		14,252,231
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	19,848	1,293,296
CDW Corp.	2,202	498,313
Corning, Inc.	12,693	573,089
Halma PLC	8,011	279,726
Hamamatsu Photonics KK	6,018	78,700
Hexagon AB - B Shares	43,815	472,866
Ibiden Co. Ltd. (b)	2,500	77,446
Jabil, Inc.	1,870	224,082
Keyence Corp.	4,098	1,961,515
Keysight Technologies, Inc. (a)	2,877	457,242
Kyocera Corp.	27,104	314,480
Murata Manufacturing Co. Ltd.	35,675	700,653
Omron Corp. (b)	3,734	170,877
Shimadzu Corp.	5,037	168,011
TDK Corp.	40,930	522,379
TE Connectivity PLC	5,009	756,309
Teledyne Technologies, Inc. (a)	771	337,436
Trimble, Inc. (a)	4,025	249,912
Yokogawa Electric Corp.	4,787	122,205
Zebra Technologies Corp. - Class A (a)	850	314,772
		9,573,309
Energy Equipment & Services — 0.1%
Baker Hughes Co.	16,373	591,884
Halliburton Co.	14,550	422,678
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Schlumberger NV	23,404	$981,798
Tenaris SA	9,964	158,157
		2,154,517
Entertainment — 0.5%
Bollore SE	15,046	100,373
Capcom Co. Ltd.	7,347	170,849
CTS Eventim AG & Co. KGaA (b)	1,317	136,840
Electronic Arts, Inc.	3,963	568,453
Konami Group Corp.	2,142	217,388
Live Nation Entertainment, Inc. (a) (b)	2,581	282,594
Netflix, Inc. (a)	7,073	5,016,667
Nexon Co. Ltd.	7,144	141,944
Nintendo Co. Ltd.	21,930	1,169,225
Sea Ltd. (ADR) (a)	7,813	736,610
Take-Two Interactive Software, Inc. (a)	2,687	413,019
Toho Co. Ltd.	2,377	96,305
Universal Music Group NV	17,372	454,871
Walt Disney Co.	29,890	2,875,119
Warner Bros Discovery, Inc. (a)	36,774	303,386
		12,683,643
Financial Services — 1.4%
Adyen NV (a)	459	718,863
Berkshire Hathaway, Inc. - Class B (a)	30,190	13,895,249
Corpay, Inc. (a)	1,144	357,797
Edenred SE	5,267	199,802
Eurazeo SE	963	79,182
EXOR NV	2,098	224,857
Fidelity National Information Services, Inc.	8,992	753,080
Fiserv, Inc. (a)	9,489	1,704,699
Global Payments, Inc.	4,194	429,549
Groupe Bruxelles Lambert NV	1,752	136,470
Industrivarden AB - A Shares	2,565	94,827
Industrivarden AB - C Shares	3,376	124,174
Investor AB - B Shares	36,534	1,125,228
Jack Henry & Associates, Inc.	1,202	212,201
L E Lundbergforetagen AB - B Shares	1,604	91,813
M&G PLC	47,717	132,398
Mastercard, Inc. - Class A	13,598	6,714,692
Mitsubishi HC Capital, Inc.	17,030	120,256
Nexi SpA (a)	12,469	84,708
ORIX Corp.	24,406	566,627
PayPal Holdings, Inc. (a)	16,850	1,314,806
Sofina SA	325	91,738
Visa, Inc. - Class A (b)	27,531	7,569,648
Washington H Soul Pattinson & Co. Ltd.	4,951	119,233
Wise PLC - Class A (a)	14,056	126,783
		36,988,680
Food Products — 0.6%
Ajinomoto Co., Inc.	9,845	380,572
Archer-Daniels-Midland Co.	7,880	470,751
Associated British Foods PLC	7,083	221,045
Barry Callebaut AG	75	138,907
Bunge Global SA	2,335	225,654
Security Description	Shares	Value
Food Products—(Continued)
Campbell Soup Co. (b)	3,248	$158,892
Chocoladefabriken Lindt & Spruengli AG	2	254,933
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	21	271,128
Conagra Brands, Inc.	7,895	256,745
Danone SA	13,626	992,199
General Mills, Inc.	9,174	677,500
Hershey Co. (b)	2,434	466,793
Hormel Foods Corp.	4,790	151,843
J.M. Smucker Co.	1,754	212,409
JDE Peet's NV	2,571	53,732
Kellanova	4,422	356,900
Kerry Group PLC - Class A	3,260	337,962
Kikkoman Corp.	14,275	162,315
Kraft Heinz Co.	14,547	510,745
Lamb Weston Holdings, Inc. (b)	2,368	153,304
Lotus Bakeries NV	9	120,784
McCormick & Co., Inc.	4,154	341,874
MEIJI Holdings Co. Ltd.	4,976	124,414
Mondelez International, Inc. - Class A	22,016	1,621,919
Mowi ASA	9,820	176,606
Nestle SA	55,303	5,573,604
Nissin Foods Holdings Co. Ltd.	4,274	119,201
Orkla ASA	14,792	139,428
Salmar ASA	1,393	73,103
Tyson Foods, Inc. - Class A	4,711	280,587
WH Group Ltd.	175,764	139,034
Wilmar International Ltd.	40,265	104,779
Yakult Honsha Co. Ltd. (b)	5,414	125,116
		15,394,778
Gas Utilities — 0.0%
APA Group	27,080	145,198
Atmos Energy Corp. (b)	2,558	354,820
Hong Kong & China Gas Co. Ltd.	240,923	196,257
Osaka Gas Co. Ltd.	7,805	175,388
Snam SpA	42,551	216,620
Tokyo Gas Co. Ltd.	7,556	175,842
		1,264,125
Ground Transportation — 0.4%
Central Japan Railway Co.	16,326	377,795
CSX Corp.	31,953	1,103,337
East Japan Railway Co.	19,181	381,258
Grab Holdings Ltd. - Class A (a)	44,566	169,351
Hankyu Hanshin Holdings, Inc.	4,803	148,110
JB Hunt Transport Services, Inc.	1,328	228,854
Keisei Electric Railway Co. Ltd. (b)	2,687	80,078
MTR Corp. Ltd.	33,024	123,338
Norfolk Southern Corp.	3,726	925,911
Old Dominion Freight Line, Inc. (b)	3,108	617,373
Tokyu Corp.	10,541	136,196
Uber Technologies, Inc. (a)	34,626	2,602,490
Union Pacific Corp.	10,040	2,474,659
West Japan Railway Co.	9,264	176,059
		9,544,809
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	28,676	$3,269,351
Alcon, Inc.	10,547	1,054,569
Align Technology, Inc. (a)	1,157	294,248
Baxter International, Inc. (b)	8,409	319,290
Becton Dickinson & Co.	4,764	1,148,600
BioMerieux	874	104,758
Boston Scientific Corp. (a)	24,271	2,033,910
Carl Zeiss Meditec AG	849	67,262
Cochlear Ltd.	1,382	270,227
Coloplast AS - Class B	2,662	347,803
Cooper Cos., Inc. (a)	3,282	362,136
Demant AS (a)	2,099	82,035
Dexcom, Inc. (a)	6,605	442,799
DiaSorin SpA	472	55,145
Edwards Lifesciences Corp. (a)	9,928	655,149
EssilorLuxottica SA	6,274	1,486,688
Fisher & Paykel Healthcare Corp. Ltd.	12,359	272,884
GE HealthCare Technologies, Inc.	7,000	656,950
Getinge AB - B Shares	4,827	104,196
Hologic, Inc. (a)	3,828	311,829
Hoya Corp.	7,379	1,021,779
IDEXX Laboratories, Inc. (a)	1,357	685,583
Insulet Corp. (a) (b)	1,156	269,059
Intuitive Surgical, Inc. (a)	5,846	2,871,964
Koninklijke Philips NV (a)	16,861	552,509
Medtronic PLC	21,139	1,903,144
Olympus Corp.	24,811	470,902
ResMed, Inc. (b)	2,422	591,259
Siemens Healthineers AG	5,951	356,837
Smith & Nephew PLC	18,450	286,838
Solventum Corp. (a)	2,277	158,752
Sonova Holding AG	1,070	384,337
STERIS PLC	1,625	394,127
Straumann Holding AG	2,356	386,737
Stryker Corp.	5,651	2,041,480
Sysmex Corp.	10,647	210,110
Teleflex, Inc.	777	192,168
Terumo Corp.	28,295	533,721
Zimmer Biomet Holdings, Inc.	3,357	362,388
		27,013,523
Health Care Providers & Services — 0.8%
Amplifon SpA	2,627	75,518
Cardinal Health, Inc.	4,019	444,180
Cencora, Inc. (b)	2,875	647,105
Centene Corp. (a)	8,670	652,678
Chartwell Retirement Residences (b)	19,862	228,807
Cigna Group	4,607	1,596,049
CVS Health Corp.	20,733	1,303,691
DaVita, Inc. (a)	761	124,751
Elevance Health, Inc.	3,822	1,987,440
Fresenius Medical Care AG	4,334	184,314
Fresenius SE & Co. KGaA (a)	8,915	339,490
HCA Healthcare, Inc.	3,062	1,244,489
Henry Schein, Inc. (a) (b)	2,088	152,215
Humana, Inc.	1,984	628,412
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Labcorp Holdings, Inc.	1,384	$309,296
McKesson Corp.	2,137	1,056,575
Molina Healthcare, Inc. (a)	966	332,845
NMC Health PLC (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	1,835	284,884
Ramsay Health Care Ltd.	3,878	111,798
Sonic Healthcare Ltd.	9,630	181,212
UnitedHealth Group, Inc.	15,219	8,898,245
Universal Health Services, Inc. - Class B	980	224,430
		21,008,424
Health Care REITs — 0.6%
Aedifica SA	3,525	246,907
Alexandria Real Estate Equities, Inc.	15,381	1,826,494
American Healthcare REIT, Inc.	4,774	124,601
Assura PLC	219,379	124,563
CareTrust REIT, Inc.	10,473	323,197
Cofinimmo SA	2,724	200,391
Health Care & Medical Investment Corp.	26	21,351
Healthcare Realty Trust, Inc. (b)	28,122	510,414
HealthCo REIT	33,082	26,647
Healthpeak Properties, Inc.	63,281	1,447,236
Impact Healthcare REIT PLC	23,659	29,201
Life Science REIT PLC	25,938	13,528
LTC Properties, Inc. (b)	3,153	115,684
Medical Properties Trust, Inc. (b)	43,906	256,850
National Health Investors, Inc. (b)	3,073	258,316
NorthWest Healthcare Properties Real Estate Investment Trust (b)	16,391	68,839
Omega Healthcare Investors, Inc.	18,250	742,775
Parkway Life Real Estate Investment Trust	28,750	94,031
Primary Health Properties PLC	97,181	132,242
Sabra Health Care REIT, Inc.	16,991	316,202
Sila Realty Trust, Inc. (b)	4,215	106,597
Target Healthcare REIT PLC	45,919	55,272
Ventas, Inc.	36,644	2,349,980
Welltower, Inc.	54,155	6,933,465
		16,324,783
Health Care Technology — 0.0%
M3, Inc.	9,327	93,709
Pro Medicus Ltd.	1,212	149,848
		243,557
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. (b)	16,737	248,545
CapitaLand Ascott Trust	183,298	139,033
CDL Hospitality Trusts	65,664	52,007
DiamondRock Hospitality Co.	15,448	134,861
Far East Hospitality Trust	75,220	37,445
Hoshino Resorts REIT, Inc.	21	71,728
Host Hotels & Resorts, Inc. (b)	63,135	1,111,176
Hotel Property Investments Ltd.	14,427	36,986
Invincible Investment Corp.	566	244,848
Japan Hotel REIT Investment Corp.	377	187,831
Park Hotels & Resorts, Inc.	15,361	216,590
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotel & Resort REITs—(Continued)
Pebblebrook Hotel Trust	8,767	$115,987
RLJ Lodging Trust	11,190	102,724
Ryman Hospitality Properties, Inc. (b)	4,306	461,776
Service Properties Trust	12,112	55,231
Summit Hotel Properties, Inc. (b)	7,705	52,856
Sunstone Hotel Investors, Inc.	14,933	154,109
Xenia Hotels & Resorts, Inc. (b)	7,486	110,568
		3,534,301
Hotels, Restaurants & Leisure — 0.8%
Accor SA	4,113	178,774
Airbnb, Inc. - Class A (a) (b)	7,252	919,626
Amadeus IT Group SA	9,508	686,269
Aristocrat Leisure Ltd.	11,987	484,773
Booking Holdings, Inc.	553	2,329,302
Caesars Entertainment, Inc. (a) (b)	3,575	149,221
Carnival Corp. (a)	16,650	307,692
Chipotle Mexican Grill, Inc. (a)	22,571	1,300,541
Compass Group PLC	35,897	1,150,150
Darden Restaurants, Inc.	1,952	320,382
Delivery Hero SE (a)	3,901	158,038
Domino's Pizza, Inc.	576	247,761
Entain PLC	13,483	137,682
Evolution AB	3,800	373,485
Expedia Group, Inc. (a)	2,055	304,181
Galaxy Entertainment Group Ltd.	46,050	228,330
Genting Singapore Ltd.	127,114	86,625
Hilton Worldwide Holdings, Inc.	4,061	936,060
InterContinental Hotels Group PLC	3,422	373,980
La Francaise des Jeux SAEM	2,150	88,488
Las Vegas Sands Corp. (b)	5,826	293,281
Lottery Corp. Ltd.	46,966	166,675
Marriott International, Inc. - Class A	3,851	957,359
McDonald's Corp.	11,823	3,600,222
McDonald's Holdings Co. Japan Ltd.	1,831	87,184
MGM Resorts International (a) (b)	3,805	148,737
Norwegian Cruise Line Holdings Ltd. (a) (b)	7,247	148,636
Oriental Land Co. Ltd.	23,056	594,911
Royal Caribbean Cruises Ltd.	3,912	693,832
Sands China Ltd. (a)	51,115	129,202
Sodexo SA	1,867	153,073
Starbucks Corp.	18,677	1,820,821
Whitbread PLC	3,801	159,543
Wynn Resorts Ltd.	1,541	147,751
Yum! Brands, Inc. (b)	4,634	647,416
Zensho Holdings Co. Ltd. (b)	2,024	111,834
		20,621,837
Household Durables — 0.3%
Barratt Developments PLC	29,085	186,521
Berkeley Group Holdings PLC	2,152	135,979
DR Horton, Inc.	4,836	922,564
Garmin Ltd.	2,534	446,060
Lennar Corp. - Class A	3,984	746,920
Mohawk Industries, Inc. (a)	863	138,667
NVR, Inc. (a)	51	500,402
Security Description	Shares	Value
Household Durables—(Continued)
Panasonic Holdings Corp.	49,189	$427,234
Persimmon PLC	6,749	148,196
PulteGroup, Inc.	3,420	490,873
SEB SA	525	60,026
Sekisui Chemical Co. Ltd.	7,966	124,142
Sekisui House Ltd.	12,573	349,923
Sony Group Corp.	131,855	2,560,813
Taylor Wimpey PLC	74,696	164,393
		7,402,713
Household Products — 0.4%
Church & Dwight Co., Inc. (b)	4,035	422,545
Clorox Co.	2,041	332,499
Colgate-Palmolive Co.	13,467	1,398,009
Essity AB - Class B	12,859	401,312
Henkel AG & Co. KGaA	2,193	186,524
Kimberly-Clark Corp.	5,551	789,796
Procter & Gamble Co.	38,798	6,719,814
Reckitt Benckiser Group PLC	14,733	902,217
Unicharm Corp.	8,519	307,262
		11,459,978
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (b)	11,717	235,043
EDP Renovaveis SA	6,583	115,156
Meridian Energy Ltd.	27,311	103,062
Orsted AS (a)	3,992	265,431
RWE AG	13,343	485,355
Vistra Corp.	5,676	672,833
		1,876,880
Industrial Conglomerates — 0.4%
3M Co.	9,054	1,237,682
CK Hutchison Holdings Ltd.	56,526	320,910
DCC PLC	2,086	142,182
Hikari Tsushin, Inc.	327	72,793
Hitachi Ltd.	97,881	2,585,889
Honeywell International, Inc.	10,732	2,218,412
Investment AB Latour - B Shares	3,124	97,502
Jardine Matheson Holdings Ltd.	3,327	129,955
Keppel Ltd.	30,658	158,099
Lifco AB - B Shares	4,919	161,970
Siemens AG	16,042	3,239,691
Smiths Group PLC	7,286	163,645
Swire Pacific Ltd. - Class A	8,897	76,253
		10,604,983
Industrial REITs — 1.0%
Advance Logistics Investment Corp.	49	41,268
AIMS APAC REIT	47,140	48,452
Americold Realty Trust, Inc.	21,018	594,179
ARGAN SA	906	74,402
CapitaLand Ascendas REIT	342,837	761,635
Centuria Industrial REIT	38,867	85,931
CRE Logistics REIT, Inc.	45	46,747
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Dexus Industria REIT	15,677	$31,464
Dream Industrial Real Estate Investment Trust (b)	20,259	216,304
EastGroup Properties, Inc.	3,577	668,255
ESR Kendall Square REIT Co. Ltd.	8,907	34,024
ESR-LOGOS REIT	456,117	102,900
First Industrial Realty Trust, Inc.	9,768	546,813
Frasers Logistics & Commercial Trust	213,180	190,959
GLP J-Reit	342	315,983
Goodman Group	174,166	4,472,091
Goodman Property Trust	77,407	100,874
Granite Real Estate Investment Trust	4,672	281,988
Industrial & Infrastructure Fund Investment Corp.	172	143,307
Innovative Industrial Properties, Inc.	2,069	278,487
Japan Logistics Fund, Inc.	66	126,025
LaSalle Logiport REIT	138	137,704
Lineage, Inc.	4,558	357,256
LXP Industrial Trust	21,340	214,467
Mapletree Industrial Trust	145,852	276,086
Mapletree Logistics Trust	247,059	281,182
Mitsubishi Estate Logistics REIT Investment Corp.	36	92,505
Mitsui Fudosan Logistics Park, Inc.	42	124,179
Montea NV	1,361	113,166
Nippon Prologis REIT, Inc.	230	394,068
Prologis, Inc.	83,661	10,564,711
Rexford Industrial Realty, Inc. (b)	15,951	802,495
Segro PLC	127,218	1,489,010
SOSiLA Logistics REIT, Inc.	52	41,927
STAG Industrial, Inc. (b)	13,385	523,220
Terreno Realty Corp.	7,013	468,679
Tritax Big Box REIT PLC	182,536	388,624
Urban Logistics REIT PLC	34,126	57,507
Warehouse REIT PLC	29,372	34,560
Warehouses De Pauw CVA	16,460	438,854
		25,962,288
Insurance — 1.4%
Admiral Group PLC	5,494	204,916
Aegon Ltd.	28,491	183,072
Aflac, Inc.	8,307	928,723
Ageas SA	3,371	179,807
AIA Group Ltd.	235,155	2,079,429
Allianz SE	8,268	2,712,964
Allstate Corp.	4,352	825,357
American International Group, Inc.	10,613	777,190
Aon PLC - Class A	3,580	1,238,644
Arch Capital Group Ltd. (a)	6,173	690,635
Arthur J Gallagher & Co. (b)	3,611	1,016,027
ASR Nederland NV	3,344	163,977
Assurant, Inc.	854	169,826
Aviva PLC	56,496	366,152
AXA SA	38,356	1,476,187
Baloise Holding AG	918	187,236
Brown & Brown, Inc.	3,902	404,247
Chubb Ltd.	6,191	1,785,423
Cincinnati Financial Corp.	2,575	350,509
Dai-ichi Life Holdings, Inc.	19,108	492,225
Security Description	Shares	Value
Insurance—(Continued)
Erie Indemnity Co. - Class A	411	$221,866
Everest Group Ltd.	713	279,375
Generali	21,528	622,339
Gjensidige Forsikring ASA	4,220	78,953
Globe Life, Inc.	1,480	156,747
Hannover Rueck SE	1,273	362,857
Hartford Financial Services Group, Inc.	4,829	567,939
Helvetia Holding AG	783	135,285
Insurance Australia Group Ltd.	50,588	257,957
Japan Post Holdings Co. Ltd.	40,641	387,849
Japan Post Insurance Co. Ltd.	4,011	72,949
Legal & General Group PLC	125,714	380,245
Loews Corp.	3,003	237,387
Marsh & McLennan Cos., Inc.	8,105	1,808,144
Medibank Pvt Ltd.	58,113	147,019
MetLife, Inc. (f)	9,696	799,726
MS&AD Insurance Group Holdings, Inc.	27,183	634,188
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,823	1,553,286
NN Group NV	5,713	284,928
Phoenix Group Holdings PLC	14,794	110,917
Poste Italiane SpA	9,646	135,364
Principal Financial Group, Inc.	3,512	301,681
Progressive Corp.	9,653	2,449,545
Prudential Financial, Inc.	5,884	712,552
Prudential PLC	57,890	540,030
QBE Insurance Group Ltd.	31,707	362,329
Sampo OYJ - A Shares	9,527	444,883
Sompo Holdings, Inc.	19,809	443,838
Suncorp Group Ltd.	26,850	336,885
Swiss Life Holding AG	606	506,305
Swiss Re AG	6,366	879,338
T&D Holdings, Inc.	10,340	180,596
Talanx AG	1,362	114,658
Tokio Marine Holdings, Inc.	39,637	1,454,071
Travelers Cos., Inc.	3,757	879,589
Tryg AS (b)	7,154	169,653
W.R. Berkley Corp.	4,927	279,509
Willis Towers Watson PLC	1,674	493,043
Zurich Insurance Group AG	3,089	1,863,374
		37,879,745
Interactive Media & Services — 1.9%
Alphabet, Inc. - Class A	96,565	16,015,305
Alphabet, Inc. - Class C (e)	79,182	13,238,439
Auto Trader Group PLC	19,022	220,821
CAR Group Ltd.	7,561	196,498
LY Corp.	56,388	164,610
Match Group, Inc. (a)	4,251	160,858
Meta Platforms, Inc. - Class A	36,007	20,611,847
REA Group Ltd.	1,120	156,344
Scout24 SE	1,583	136,159
SEEK Ltd.	7,529	129,879
		51,030,760
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 0.5%
Accenture PLC - Class A	10,324	$3,649,328
Akamai Technologies, Inc. (a)	2,497	252,072
Bechtle AG	1,728	77,197
Capgemini SE	3,279	710,288
Cognizant Technology Solutions Corp. - Class A	8,169	630,484
EPAM Systems, Inc. (a)	938	186,690
Fujitsu Ltd.	34,962	717,241
Gartner, Inc. (a)	1,270	643,585
GoDaddy, Inc. - Class A (a)	2,323	364,200
International Business Machines Corp.	15,182	3,356,437
NEC Corp.	5,192	500,044
NEXTDC Ltd. (a)	44,457	540,435
Nomura Research Institute Ltd.	7,957	294,216
NTT Data Group Corp.	13,285	239,027
Obic Co. Ltd.	6,980	245,522
Otsuka Corp.	4,778	117,855
SCSK Corp.	3,280	67,756
TIS, Inc.	4,527	115,298
VeriSign, Inc. (a)	1,383	262,715
Wix.com Ltd. (a)	1,115	186,395
		13,156,785
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	12,556	287,046
Hasbro, Inc.	2,160	156,211
Shimano, Inc.	1,636	310,164
		753,421
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,809	714,040
Bachem Holding AG	712	60,011
Bio-Techne Corp.	2,597	207,578
Charles River Laboratories International, Inc. (a)	851	167,622
Danaher Corp.	10,594	2,945,344
Eurofins Scientific SE	2,851	180,696
IQVIA Holdings, Inc. (a)	2,854	676,312
Lonza Group AG	1,524	964,111
Mettler-Toledo International, Inc. (a)	350	524,895
Qiagen NV (a)	4,681	210,508
Revvity, Inc. (b)	2,033	259,716
Sartorius Stedim Biotech	616	128,928
Thermo Fisher Scientific, Inc.	6,296	3,894,517
Waters Corp. (a)	978	351,972
West Pharmaceutical Services, Inc.	1,196	358,991
		11,645,241
Machinery — 0.9%
Alfa Laval AB	6,105	293,148
Alstom SA (a)	7,304	151,809
Atlas Copco AB - A Shares	56,695	1,096,857
Atlas Copco AB - B Shares	32,941	563,822
Caterpillar, Inc.	7,992	3,125,831
Cummins, Inc.	2,259	731,442
Daifuku Co. Ltd.	6,800	131,407
Daimler Truck Holding AG	10,420	389,638
Deere & Co.	4,224	1,762,802
Security Description	Shares	Value
Machinery—(Continued)
Dover Corp.	2,266	$434,483
Epiroc AB - A Shares	13,906	300,597
Epiroc AB - B Shares	8,229	155,936
FANUC Corp.	19,910	581,903
Fortive Corp.	5,774	455,742
GEA Group AG	3,273	160,060
Hitachi Construction Machinery Co. Ltd. (b)	2,250	54,549
Hoshizaki Corp.	2,282	79,497
Husqvarna AB - B Shares	7,398	51,883
IDEX Corp.	1,248	267,696
Illinois Tool Works, Inc.	4,453	1,166,998
Indutrade AB	5,766	179,342
Ingersoll Rand, Inc. (b)	6,650	652,764
Knorr-Bremse AG	1,531	136,108
Komatsu Ltd.	19,496	540,800
Kone OYJ - Class B	7,173	429,099
Kubota Corp.	21,094	299,438
Makita Corp.	5,061	171,278
Metso OYJ	13,119	140,564
Minebea Mitsumi, Inc.	7,632	150,576
Mitsubishi Heavy Industries Ltd.	67,671	1,005,645
Nordson Corp.	897	235,579
Otis Worldwide Corp. (b)	6,602	686,212
PACCAR, Inc.	8,640	852,595
Parker-Hannifin Corp.	2,119	1,338,826
Pentair PLC	2,728	266,771
Rational AG	108	110,076
Sandvik AB	22,502	502,811
Schindler Holding AG	495	140,877
Schindler Holding AG (Participation Certificate)	859	251,849
SKF AB - B Shares	7,192	143,073
SMC Corp.	1,177	523,738
Snap-on, Inc.	868	251,468
Spirax Group PLC	1,553	156,493
Stanley Black & Decker, Inc.	2,537	279,400
Techtronic Industries Co. Ltd.	28,800	436,568
Toyota Industries Corp.	3,094	238,842
Trelleborg AB - B Shares	4,496	172,770
VAT Group AG (144A)	570	290,607
Volvo AB - A Shares	4,225	112,754
Volvo AB - B Shares	33,528	886,368
Wartsila OYJ Abp	10,613	237,914
Westinghouse Air Brake Technologies Corp.	2,887	524,770
Xylem, Inc.	4,003	540,525
Yaskawa Electric Corp.	5,130	179,529
		25,022,129
Marine Transportation — 0.1%
AP Moller - Maersk AS - Class A	62	100,490
AP Moller - Maersk AS - Class B	96	161,499
Kawasaki Kisen Kaisha Ltd. (b)	8,313	128,944
Kuehne & Nagel International AG	1,019	278,031
Mitsui OSK Lines Ltd.	7,281	250,809
Nippon Yusen KK (b)	9,748	355,623
SITC International Holdings Co. Ltd.	27,286	72,798
		1,348,194
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media — 0.2%
Charter Communications, Inc. - Class A (a)	1,600	$518,528
Comcast Corp. - Class A	63,669	2,659,454
Dentsu Group, Inc.	4,234	130,311
Fox Corp. - Class A (b)	3,703	156,748
Fox Corp. - Class B	2,174	84,351
Informa PLC	28,135	309,065
Interpublic Group of Cos., Inc. (b)	6,190	195,790
News Corp. - Class A	6,235	166,038
News Corp. - Class B	1,850	51,708
Omnicom Group, Inc.	3,246	335,604
Paramount Global - Class B	9,802	104,097
Publicis Groupe SA	4,830	528,555
Vivendi SE	15,213	176,009
WPP PLC	22,759	232,589
		5,648,847
Metals & Mining — 0.5%
Anglo American PLC	26,821	871,711
Antofagasta PLC	8,321	224,700
ArcelorMittal SA	9,897	259,737
BHP Group Ltd.	107,050	3,328,501
BlueScope Steel Ltd.	9,286	142,029
Boliden AB	5,771	195,786
Endeavour Mining PLC	3,874	91,634
Fortescue Ltd.	35,738	503,988
Freeport-McMoRan, Inc.	23,681	1,182,156
Glencore PLC	221,576	1,268,860
JFE Holdings, Inc.	12,155	162,709
Mineral Resources Ltd.	3,732	133,486
Newmont Corp.	18,911	1,010,793
Nippon Steel Corp. (b)	18,257	407,650
Norsk Hydro ASA	29,675	192,862
Northern Star Resources Ltd.	24,249	265,344
Nucor Corp.	3,912	588,130
Pilbara Minerals Ltd. (a)	60,340	135,641
Rio Tinto Ltd.	7,835	697,605
Rio Tinto PLC	23,795	1,686,372
South32 Ltd.	95,573	250,051
Steel Dynamics, Inc.	2,365	298,179
Sumitomo Metal Mining Co. Ltd.	5,240	157,234
voestalpine AG	2,260	58,864
		14,114,022
Multi-Utilities — 0.3%
Ameren Corp.	4,398	384,649
CenterPoint Energy, Inc.	10,741	316,000
Centrica PLC	110,654	172,693
CMS Energy Corp.	4,924	347,782
Consolidated Edison, Inc.	5,700	593,541
Dominion Energy, Inc.	13,827	799,062
DTE Energy Co.	3,412	438,135
E.ON SE	47,385	704,610
Engie SA	38,549	665,926
National Grid PLC	101,562	1,400,091
NiSource, Inc. (b)	7,392	256,133
Public Service Enterprise Group, Inc.	8,210	732,414
Security Description	Shares	Value
Multi-Utilities—(Continued)
Sembcorp Industries Ltd.	19,178	$82,451
Sempra	10,435	872,679
Veolia Environnement SA	14,558	478,973
WEC Energy Group, Inc.	5,209	501,002
		8,746,141
Office REITs — 0.3%
Abacus Group	37,347	31,911
Allied Properties Real Estate Investment Trust	9,370	140,088
Brandywine Realty Trust	12,443	67,690
BXP, Inc. (b)	14,012	1,127,406
Centuria Office REIT	34,242	30,088
Champion REIT	138,386	34,024
CLS Holdings PLC	11,130	13,840
COPT Defense Properties (b)	8,266	250,708
Cousins Properties, Inc.	11,205	330,323
Cromwell Property Group	93,029	28,961
Daiwa Office Investment Corp.	39	82,135
Derwent London PLC	8,302	266,631
Dexus	102,422	536,301
Douglas Emmett, Inc. (b)	11,857	208,327
Easterly Government Properties, Inc. (b)	7,127	96,785
Gecina SA	4,802	553,216
Global One Real Estate Investment Corp. (b)	76	52,548
Great Portland Estates PLC	26,004	123,800
Helical PLC	8,782	26,452
Highwoods Properties, Inc. (b)	7,714	258,496
Hudson Pacific Properties, Inc. (b)	10,041	47,996
Ichigo Office REIT Investment Corp.	74	42,902
Inmobiliaria Colonial Socimi SA	27,576	191,042
Japan Excellent, Inc.	90	76,398
Japan Prime Realty Investment Corp.	68	165,021
Japan Real Estate Investment Corp.	126	500,918
JBG SMITH Properties	6,132	107,187
JR Global Reit	8,568	23,211
Keppel REIT	174,262	129,280
Kilroy Realty Corp.	8,645	334,562
Mirai Corp.	138	41,948
Mori Hills REIT Investment Corp.	117	103,686
Nippon Building Fund, Inc.	725	665,461
NSI NV	1,438	32,977
One REIT, Inc.	18	31,107
Orix JREIT, Inc.	195	208,550
Paramount Group, Inc. (b)	13,545	66,641
Piedmont Office Realty Trust, Inc. - Class A (b)	9,064	91,546
Precinct Properties Group	98,526	78,907
Prosperity REIT	88,250	15,776
Regional REIT Ltd. (144A)	12,186	22,165
Sankei Real Estate, Inc.	34	19,790
Shinhan Alpha REIT Co. Ltd.	5,030	23,486
SL Green Realty Corp. (b)	4,800	334,128
Vornado Realty Trust	12,963	510,742
Workspace Group PLC	10,203	88,819
		8,213,976
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA	6,668	$143,420
Ampol Ltd.	5,028	106,340
APA Corp.	6,097	149,133
BP PLC	348,900	1,840,369
Chevron Corp. (b)	28,033	4,128,420
ConocoPhillips	19,139	2,014,954
Coterra Energy, Inc.	12,184	291,807
Devon Energy Corp.	10,321	403,757
Diamondback Energy, Inc.	2,940	506,856
ENEOS Holdings, Inc.	60,789	330,968
Eni SpA	48,528	742,515
EOG Resources, Inc.	9,371	1,151,977
EQT Corp. (b)	9,791	358,742
Equinor ASA	17,682	448,132
Exxon Mobil Corp.	73,224	8,583,317
Galp Energia SGPS SA	9,807	184,140
Hess Corp.	4,555	618,569
Idemitsu Kosan Co. Ltd.	20,613	148,000
Inpex Corp.	19,959	270,745
Kinder Morgan, Inc.	31,825	703,014
Marathon Oil Corp.	9,220	245,529
Marathon Petroleum Corp.	5,516	898,612
Neste OYJ (b)	8,927	173,486
Occidental Petroleum Corp. (b)	11,097	571,939
OMV AG	3,108	132,925
ONEOK, Inc.	9,626	877,217
Phillips 66	6,899	906,874
Repsol SA	25,692	339,997
Santos Ltd.	68,541	334,062
Shell PLC	133,011	4,335,215
Targa Resources Corp.	3,611	534,464
TotalEnergies SE (b)	45,549	2,952,270
Valero Energy Corp. (b)	5,280	712,958
Williams Cos., Inc.	20,090	917,108
Woodside Energy Group Ltd.	40,076	694,561
		37,752,392
Paper & Forest Products — 0.0%
Holmen AB - B Shares	1,608	69,603
Mondi PLC	9,314	177,344
Stora Enso OYJ - R Shares	12,283	157,348
Svenska Cellulosa AB SCA - Class B	12,788	186,310
UPM-Kymmene OYJ	11,264	377,509
		968,114
Passenger Airlines — 0.1%
ANA Holdings, Inc.	3,380	72,319
Delta Air Lines, Inc. (b)	10,569	536,800
Deutsche Lufthansa AG	12,625	92,463
Japan Airlines Co. Ltd.	3,025	53,124
Qantas Airways Ltd. (a)	16,848	86,544
Singapore Airlines Ltd.	31,606	166,842
Southwest Airlines Co. (b)	9,875	292,596
United Airlines Holdings, Inc. (a)	5,420	309,265
		1,609,953
Security Description	Shares	Value
Personal Care Products — 0.3%
Beiersdorf AG	2,094	$315,130
Estee Lauder Cos., Inc. - Class A	3,841	382,909
Haleon PLC	154,202	806,434
Kao Corp.	9,845	487,868
Kenvue, Inc.	31,565	730,098
L'Oreal SA	5,079	2,276,933
Shiseido Co. Ltd.	8,415	228,087
Unilever PLC	52,661	3,410,431
		8,637,890
Pharmaceuticals — 2.4%
Astellas Pharma, Inc.	38,204	438,521
AstraZeneca PLC	32,723	5,097,094
Bayer AG	20,735	700,287
Bristol-Myers Squibb Co.	33,414	1,728,840
Catalent, Inc. (a)	2,983	180,680
Chugai Pharmaceutical Co. Ltd.	14,171	685,342
Daiichi Sankyo Co. Ltd.	39,076	1,284,669
Eisai Co. Ltd.	5,283	196,575
Eli Lilly & Co.	13,001	11,518,106
Galderma Group AG (a)	1,004	93,278
GSK PLC	87,494	1,779,618
Hikma Pharmaceuticals PLC	3,512	89,717
Ipsen SA	796	97,942
Johnson & Johnson	39,675	6,429,731
Kyowa Kirin Co. Ltd.	5,108	89,989
Merck & Co., Inc.	41,777	4,744,196
Merck KGaA	2,728	480,326
Novartis AG	41,602	4,789,047
Novo Nordisk AS - Class B	67,984	8,095,077
Ono Pharmaceutical Co. Ltd. (b)	7,854	104,613
Orion OYJ - Class B	2,277	124,731
Otsuka Holdings Co. Ltd.	8,854	499,326
Pfizer, Inc.	93,395	2,702,851
Recordati Industria Chimica e Farmaceutica SpA	2,206	124,842
Roche Holding AG	14,830	4,747,301
Roche Holding AG (Bearer Shares)	675	230,848
Sandoz Group AG	8,641	360,305
Sanofi SA	24,057	2,771,708
Shionogi & Co. Ltd.	15,846	226,958
Takeda Pharmaceutical Co. Ltd.	33,547	959,405
Teva Pharmaceutical Industries Ltd. (ADR) (a)	23,644	426,065
UCB SA	2,668	481,105
Viatris, Inc.	19,671	228,380
Zoetis, Inc.	7,467	1,458,902
		63,966,375
Professional Services — 0.5%
Adecco Group AG	3,554	120,944
Amentum Holdings, Inc. (a)	2,064	66,564
Automatic Data Processing, Inc.	6,721	1,859,902
Broadridge Financial Solutions, Inc.	1,924	413,718
Bureau Veritas SA	6,704	222,496
Computershare Ltd.	11,226	195,968
Dayforce, Inc. (a) (b)	2,606	159,617
Equifax, Inc.	2,039	599,181
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Experian PLC	19,396	$1,021,820
Intertek Group PLC	3,406	235,444
Jacobs Solutions, Inc.	2,064	270,178
Leidos Holdings, Inc.	2,220	361,860
Paychex, Inc. (b)	5,283	708,926
Paycom Software, Inc.	802	133,589
Randstad NV	2,290	113,830
Recruit Holdings Co. Ltd.	31,390	1,911,940
RELX PLC	39,412	1,862,049
SGS SA	3,247	362,341
Teleperformance SE	1,148	119,074
Verisk Analytics, Inc.	2,347	628,902
Wolters Kluwer NV	5,245	884,080
		12,252,423
Real Estate Management & Development — 0.8%
abrdn European Logistics Income PLC (144A)	31,769	25,907
Aeon Mall Co. Ltd.	6,857	99,796
Allreal Holding AG	1,079	202,552
Amot Investments Ltd.	15,987	69,159
Aroundtown SA (a)	50,587	159,199
Atrium Ljungberg AB - B Shares	3,304	80,036
Azrieli Group Ltd.	3,605	251,418
CA Immobilien Anlagen AG	2,520	75,487
CapitaLand Investment Ltd.	218,339	530,927
Castellum AB (a)	31,615	463,644
Catena AB	2,716	155,188
CBRE Group, Inc. - Class A (a)	4,964	617,919
Cibus Nordic Real Estate AB publ	4,175	72,439
City Developments Ltd.	33,906	142,420
Citycon OYJ	6,670	30,908
CK Asset Holdings Ltd.	40,805	177,316
Corem Property Group AB - Class B	37,936	38,852
CoStar Group, Inc. (a) (b)	6,754	509,522
Daito Trust Construction Co. Ltd.	1,215	147,602
Daiwa House Industry Co. Ltd.	11,815	371,387
Deutsche EuroShop AG	1,337	32,632
Deutsche Wohnen SE	3,647	100,777
Dios Fastigheter AB	6,552	56,609
Entra ASA (144A) (a)	5,277	68,617
Fabege AB	18,575	184,007
Fastighets AB Balder - B Shares (a)	60,961	535,574
FastPartner AB - Class A	3,827	31,214
Grainger PLC	54,899	180,274
Grand City Properties SA (a)	4,693	66,012
Heiwa Real Estate Co. Ltd.	1,953	55,578
Henderson Land Development Co. Ltd.	30,540	95,895
Hongkong Land Holdings Ltd.	104,410	383,145
Hufvudstaden AB - A Shares	7,944	108,495
Hulic Co. Ltd.	38,794	393,729
Hysan Development Co. Ltd.	44,929	77,763
Intershop Holding AG	403	56,870
Kennedy-Wilson Holdings, Inc. (b)	8,348	92,245
Kojamo OYJ (a)	11,701	134,071
LEG Immobilien SE	7,064	736,692
Lifestyle Communities Ltd.	8,105	47,421
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Logistea AB - Class B (a)	13,806	$25,151
Melisron Ltd.	1,864	141,414
Mitsubishi Estate Co. Ltd.	103,994	1,641,794
Mitsui Fudosan Co. Ltd.	254,803	2,386,824
Mobimo Holding AG	526	169,362
New World Development Co. Ltd.	104,806	130,264
Nomura Real Estate Holdings, Inc.	10,301	275,822
NP3 Fastigheter AB	1,877	49,141
Nyfosa AB	11,747	139,271
Pandox AB	6,536	130,700
Peach Property Group AG (a) (b)	1,188	13,660
Platzer Fastigheter Holding AB - Class B	3,993	43,454
PSP Swiss Property AG	3,342	489,358
Sagax AB - Class B	20,515	584,690
Samhallsbyggnadsbolaget i Norden AB	85,603	61,834
Sino Land Co. Ltd.	340,591	373,694
Sirius Real Estate Ltd.	110,895	144,886
StorageVault Canada, Inc.	17,424	66,607
Sumitomo Realty & Development Co. Ltd.	37,421	1,257,767
Sun Hung Kai Properties Ltd.	135,639	1,472,993
Swire Properties Ltd.	77,989	160,252
Swiss Prime Site AG	7,290	817,232
TAG Immobilien AG (a)	11,213	207,414
Tokyo Tatemono Co. Ltd.	14,399	230,913
UOL Group Ltd.	36,513	158,152
VGP NV	746	76,484
Vonovia SE	67,718	2,467,978
Wallenstam AB - Class B	24,582	142,775
Wharf Holdings Ltd.	22,328	63,754
Wharf Real Estate Investment Co. Ltd.	150,087	531,010
Wihlborgs Fastigheter AB	19,639	226,780
		22,340,728
Residential REITs — 0.7%
Advance Residence Investment Corp.	99	231,825
American Homes 4 Rent - Class A	24,975	958,790
Apartment Investment & Management Co. - Class A (a)	10,444	94,414
AvalonBay Communities, Inc. (b)	12,836	2,891,309
Boardwalk Real Estate Investment Trust	3,012	190,771
Camden Property Trust (b)	9,412	1,162,664
Canadian Apartment Properties REIT (b)	12,364	502,715
Care Property Invest NV	2,737	43,761
Centerspace	1,122	79,067
Comforia Residential REIT, Inc.	51	115,087
Daiwa Securities Living Investments Corp.	144	97,316
Elme Communities	6,526	114,792
Empiric Student Property PLC	43,447	56,617
Equity LifeStyle Properties, Inc. (b)	13,631	972,436
Equity Residential (b)	33,568	2,499,473
Essex Property Trust, Inc.	5,781	1,707,823
Home Invest Belgium SA	815	16,893
Home REIT PLC (a) (c) (d)	72,879	0
Independence Realty Trust, Inc. (b)	16,592	340,136
Ingenia Communities Group	27,309	95,295
InterRent Real Estate Investment Trust	9,991	93,819
Invitation Homes, Inc.	54,663	1,927,417
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Residential REITs—(Continued)
Irish Residential Properties REIT PLC	32,907	$32,974
Killam Apartment Real Estate Investment Trust (b)	8,636	134,031
Mid-America Apartment Communities, Inc. (b)	10,516	1,670,992
NexPoint Residential Trust, Inc.	1,666	73,321
Nippon Accommodations Fund, Inc.	34	151,127
PRS REIT PLC	38,235	52,490
Residential Secure Income PLC (144A)	13,717	10,045
Samty Residential Investment Corp.	32	22,381
Starts Proceed Investment Corp.	18	24,157
Sun Communities, Inc.	9,124	1,233,109
Triple Point Social Housing REIT PLC (144A)	26,947	23,409
UDR, Inc.	29,231	1,325,334
UMH Properties, Inc.	4,759	93,610
UNITE Group PLC	30,320	381,485
Veris Residential, Inc.	5,764	102,945
Xior Student Housing NV	2,727	102,822
		19,626,652
Retail REITs — 1.0%
Acadia Realty Trust (b)	7,573	177,814
AEON REIT Investment Corp.	131	119,754
Agree Realty Corp. (b)	7,326	551,868
Ascencio	382	20,689
Brixmor Property Group, Inc.	22,164	617,489
BWP Trust	40,117	104,206
CapitaLand Integrated Commercial Trust	513,828	848,707
Carmila SA	4,193	83,379
Charter Hall Retail REIT	36,335	90,939
Choice Properties Real Estate Investment Trust (b)	20,458	228,866
Crombie Real Estate Investment Trust (b)	7,848	91,916
Eurocommercial Properties NV	3,159	87,590
Federal Realty Investment Trust	7,336	843,420
First Capital Real Estate Investment Trust (b)	15,668	217,217
Fortune Real Estate Investment Trust	107,280	61,027
Frasers Centrepoint Trust	81,630	146,279
Frontier Real Estate Investment Corp.	38	112,538
Fukuoka REIT Corp.	53	54,110
Getty Realty Corp. (b)	3,632	115,534
Hamborner REIT AG	5,279	38,926
Hammerson PLC	35,125	149,403
HomeCo Daily Needs REIT	128,896	111,250
Immobiliare Grande Distribuzione SIIQ SpA (a)	4,832	13,571
InvenTrust Properties Corp.	5,003	141,935
Japan Metropolitan Fund Invest	503	338,425
Kimco Realty Corp.	59,841	1,389,508
Kite Realty Group Trust (b)	15,943	423,446
Kiwi Property Group Ltd.	117,957	69,404
Klepierre SA	19,782	648,662
Lar Espana Real Estate Socimi SA	4,391	39,334
Lendlease Global Commercial REIT	126,314	59,507
Link REIT	243,081	1,214,999
LOTTE REIT Co. Ltd.	9,008	24,484
Macerich Co.	15,907	290,144
Mapletree Pan Asia Commercial Trust	169,824	195,934
Mercialys SA	6,911	93,286
NETSTREIT Corp. (b)	5,709	94,370
Security Description	Shares	Value
Retail REITs—(Continued)
NewRiver REIT PLC	22,691	$24,547
NNN REIT, Inc.	13,407	650,105
Paragon REIT	80,990	57,960
Phillips Edison & Co., Inc.	9,015	339,956
Primaris Real Estate Investment Trust	7,089	85,700
Realty Income Corp.	78,842	5,000,160
Regency Centers Corp.	16,289	1,176,554
Region RE Ltd.	85,998	136,044
Retail Estates NV	932	67,978
Retail Opportunity Investments Corp.	9,100	143,143
RioCan Real Estate Investment Trust	22,141	333,642
Scentre Group	494,337	1,251,505
Shaftesbury Capital PLC	110,252	217,499
Simon Property Group, Inc.	28,988	4,899,552
SITE Centers Corp. (b)	3,487	210,963
SmartCentres Real Estate Investment Trust (b)	9,591	188,707
Starhill Global REIT	107,210	45,381
Supermarket Income REIT PLC	91,973	92,326
Tanger, Inc. (b)	7,817	259,368
Unibail-Rodamco-Westfield (a)	10,141	887,898
Urban Edge Properties	8,985	192,189
Vastned Retail NV	1,270	34,140
Vicinity Ltd.	360,876	553,099
Waypoint REIT Ltd.	49,788	90,807
Wereldhave NV	3,236	53,625
		26,902,778
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. (a)	26,675	4,376,834
Advantest Corp.	16,139	766,872
Analog Devices, Inc.	8,178	1,882,330
Applied Materials, Inc.	13,646	2,757,174
ASM International NV	991	653,066
ASML Holding NV	8,434	7,030,998
BE Semiconductor Industries NV	1,627	206,635
Broadcom, Inc.	76,719	13,234,028
Disco Corp.	1,897	501,678
Enphase Energy, Inc. (a) (b)	2,232	252,261
First Solar, Inc. (a)	1,764	440,012
Infineon Technologies AG	27,564	964,717
Intel Corp.	70,326	1,649,848
KLA Corp.	2,216	1,716,093
Kokusai Electric Corp.	3,000	67,055
Lam Research Corp.	2,149	1,753,756
Lasertec Corp.	1,647	272,846
Microchip Technology, Inc.	8,842	709,924
Micron Technology, Inc.	18,275	1,895,300
Monolithic Power Systems, Inc.	804	743,298
NVIDIA Corp.	405,444	49,237,119
NXP Semiconductors NV	4,198	1,007,562
ON Semiconductor Corp. (a)	7,060	512,627
Qorvo, Inc. (a)	1,563	161,458
QUALCOMM, Inc.	18,360	3,122,118
Renesas Electronics Corp.	35,531	518,474
Rohm Co. Ltd. (b)	7,253	81,427
SCREEN Holdings Co. Ltd. (b)	1,680	117,991
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Skyworks Solutions, Inc.	2,632	$259,963
STMicroelectronics NV	14,289	425,727
SUMCO Corp.	7,356	79,491
Teradyne, Inc.	2,689	360,138
Texas Instruments, Inc.	15,048	3,108,465
Tokyo Electron Ltd.	9,413	1,671,482
		102,538,767
Software — 3.4%
Adobe, Inc. (a)	7,308	3,783,936
ANSYS, Inc. (a)	1,440	458,827
Autodesk, Inc. (a)	3,551	978,229
Cadence Design Systems, Inc. (a)	4,513	1,223,158
Check Point Software Technologies Ltd. (a)	1,874	361,326
Crowdstrike Holdings, Inc. - Class A (a)	3,805	1,067,188
CyberArk Software Ltd. (a)	910	265,365
Dassault Systemes SE	14,123	560,466
Fair Isaac Corp. (a)	404	785,182
Fortinet, Inc. (a)	10,464	811,483
Gen Digital, Inc.	8,927	244,868
Intuit, Inc.	4,607	2,860,947
Microsoft Corp. (e)	122,507	52,714,762
Monday.com Ltd. (a)	788	218,883
Nemetschek SE	1,219	126,199
Nice Ltd. (a)	1,339	232,706
Oracle Corp.	26,344	4,489,018
Oracle Corp. Japan	827	85,033
Palantir Technologies, Inc. - Class A (a)	33,190	1,234,668
Palo Alto Networks, Inc. (a) (b)	5,337	1,824,187
PTC, Inc. (a)	1,980	357,707
Roper Technologies, Inc.	1,767	983,229
Sage Group PLC	21,171	290,514
Salesforce, Inc.	15,970	4,371,149
SAP SE	22,042	5,007,087
ServiceNow, Inc. (a)	3,395	3,036,454
Synopsys, Inc. (a)	2,525	1,278,635
Temenos AG	1,269	88,859
Trend Micro, Inc.	2,720	161,242
Tyler Technologies, Inc. (a)	703	410,355
WiseTech Global Ltd.	3,518	335,229
Xero Ltd. (a)	3,060	317,471
		90,964,362
Specialized REITs — 1.3%
Abacus Storage King	39,410	36,175
American Tower Corp.	7,698	1,790,247
Arena REIT	28,552	82,047
Big Yellow Group PLC	13,894	236,017
Charter Hall Social Infrastructure REIT	25,111	49,434
Crown Castle, Inc.	7,162	849,628
CubeSmart (b)	16,550	890,886
Digital Core REIT Management Pte. Ltd.	66,360	40,758
Digital Realty Trust, Inc.	28,967	4,687,730
EPR Properties (b)	5,526	270,995
Equinix, Inc.	8,580	7,615,865
Extra Space Storage, Inc.	18,966	3,417,484
Security Description	Shares	Value
Specialized REITs—(Continued)
Four Corners Property Trust, Inc. (b)	6,736	$197,432
Gaming & Leisure Properties, Inc. (b)	19,267	991,287
Iron Mountain, Inc. (b)	26,375	3,134,141
Keppel DC REIT	95,147	160,619
National Storage Affiliates Trust (b)	5,084	245,049
National Storage REIT	100,333	176,791
Public Storage	14,297	5,202,249
Safehold, Inc.	3,802	99,726
Safestore Holdings PLC	15,819	189,914
SBA Communications Corp.	1,771	426,280
Shurgard Self Storage Ltd.	2,271	106,477
VICI Properties, Inc.	94,390	3,144,131
Weyerhaeuser Co. (b)	11,987	405,880
		34,447,242
Specialty Retail — 0.7%
AutoZone, Inc. (a)	282	888,311
Avolta AG	1,932	81,904
Best Buy Co., Inc.	3,235	334,175
CarMax, Inc. (a)	2,572	199,021
Fast Retailing Co. Ltd.	4,026	1,333,837
H & M Hennes & Mauritz AB - B Shares (b)	11,953	203,482
Home Depot, Inc.	16,343	6,622,184
Industria de Diseno Textil SA	23,024	1,362,718
JD Sports Fashion PLC	54,685	113,039
Kingfisher PLC	38,810	167,463
Lowe's Cos., Inc.	9,392	2,543,823
Nitori Holdings Co. Ltd. (b)	1,646	249,627
O'Reilly Automotive, Inc. (a)	956	1,100,930
Ross Stores, Inc.	5,498	827,504
TJX Cos., Inc.	18,626	2,189,300
Tractor Supply Co.	1,778	517,274
Ulta Beauty, Inc. (a)	786	305,848
Zalando SE (a)	4,733	156,167
ZOZO, Inc. (b)	2,860	103,944
		19,300,551
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	250,588	58,387,004
Brother Industries Ltd. (b)	4,894	95,102
Canon, Inc. (b)	19,698	646,943
Dell Technologies, Inc. - Class C	4,741	561,998
FUJIFILM Holdings Corp.	23,589	608,454
Hewlett Packard Enterprise Co.	21,421	438,274
HP, Inc. (b)	16,128	578,511
Logitech International SA	3,288	294,220
NetApp, Inc. (b)	3,388	418,452
Ricoh Co. Ltd. (b)	11,567	124,646
Seagate Technology Holdings PLC	3,438	376,564
Seiko Epson Corp.	6,057	111,717
Super Micro Computer, Inc. (a) (b)	830	345,612
Western Digital Corp. (a)	5,382	367,537
		63,355,034
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	3,419	905,015
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods—(Continued)
Asics Corp.	14,408	$301,868
Cie Financiere Richemont SA - Class A	11,347	1,798,979
Deckers Outdoor Corp. (a)	2,513	400,698
Hermes International SCA	668	1,643,625
Kering SA	1,571	449,965
Lululemon Athletica, Inc. (a)	1,895	514,208
LVMH Moet Hennessy Louis Vuitton SE	5,806	4,459,091
Moncler SpA	4,639	294,548
NIKE, Inc. - Class B	19,802	1,750,497
Pandora AS	1,730	285,047
Puma SE	2,228	92,989
Ralph Lauren Corp.	660	127,954
Swatch Group AG	1,721	178,750
Tapestry, Inc.	3,794	178,242
		13,381,476
Tobacco — 0.3%
Altria Group, Inc.	28,121	1,435,296
British American Tobacco PLC	42,155	1,537,262
Imperial Brands PLC	17,137	498,453
Japan Tobacco, Inc.	25,347	740,467
Philip Morris International, Inc.	25,625	3,110,875
		7,322,353
Trading Companies & Distributors — 0.4%
AddTech AB - B Shares	5,484	164,410
AerCap Holdings NV	4,094	387,784
Ashtead Group PLC	9,230	716,444
Beijer Ref AB	7,614	125,669
Brenntag SE	2,742	204,427
Bunzl PLC	7,139	337,747
Fastenal Co.	9,438	674,062
IMCD NV	1,203	209,150
ITOCHU Corp.	25,115	1,349,210
Marubeni Corp.	30,033	492,701
Mitsubishi Corp.	70,521	1,457,359
Mitsui & Co. Ltd.	54,364	1,210,633
MonotaRO Co. Ltd.	5,242	87,242
Reece Ltd.	4,771	94,239
Rexel SA	4,775	138,327
Seven Group Holdings Ltd.	4,294	127,619
Sumitomo Corp.	21,949	490,787
Toyota Tsusho Corp.	13,466	243,547
United Rentals, Inc.	1,098	889,084
WW Grainger, Inc. (b)	732	760,409
		10,160,850
Transportation Infrastructure — 0.0%
Aena SME SA	1,583	348,343
Aeroports de Paris SA	731	93,981
Auckland International Airport Ltd.	28,111	133,241
Getlink SE	6,383	113,860
Transurban Group	65,265	592,240
		1,281,665
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 0.0%
American Water Works Co., Inc.	3,212	$469,723
Severn Trent PLC	5,695	201,227
United Utilities Group PLC	14,389	201,395
		872,345
Wireless Telecommunication Services — 0.2%
KDDI Corp.	32,339	1,035,133
SoftBank Corp.	602,840	787,176
SoftBank Group Corp.	21,738	1,283,317
Tele2 AB - B Shares	11,317	128,030
T-Mobile U.S., Inc.	8,077	1,666,770
Vodafone Group PLC	476,949	478,727
		5,379,153
Total Common Stocks (Cost $815,887,717)		1,311,976,588

U.S. Treasury & Government Agencies—30.6%
Federal Agencies — 2.7%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	3,000,000	3,010,197
4.625%, 03/05/26	2,000,000	2,022,229
Federal Home Loan Banks
4.125%, 01/15/27	2,200,000	2,223,703
4.625%, 06/06/25	19,160,000	19,230,869
4.625%, 11/17/26	8,000,000	8,161,112
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32	3,575,000	4,171,166
6.750%, 03/15/31 (b)	3,531,000	4,136,482
Federal National Mortgage Association
6.625%, 11/15/30 (b)	15,425,000	17,849,448
7.250%, 05/15/30 (b)	10,188,000	11,991,846
		72,797,052
U.S. Treasury — 27.9%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	10,122,600	6,687,243
1.250%, 05/15/50	1,923,600	1,029,427
2.250%, 08/15/46	19,880,600	14,232,491
2.250%, 08/15/49	4,197,400	2,907,847
2.250%, 02/15/52	14,288,600	9,743,597
2.375%, 11/15/49 (b)	4,579,300	3,254,881
2.375%, 05/15/51	18,977,100	13,388,492
2.500%, 02/15/45	5,470,900	4,181,392
2.750%, 08/15/47	2,337,700	1,824,410
2.875%, 05/15/43	5,028,100	4,174,501
2.875%, 08/15/45	29,768,500	24,195,046
2.875%, 05/15/49	3,659,800	2,889,098
2.875%, 05/15/52	9,094,300	7,122,329
3.000%, 05/15/45	1,329,600	1,105,386
3.000%, 02/15/47 (b)	3,206,300	2,627,413
3.000%, 05/15/47 (b)	3,558,700	2,911,600
3.000%, 02/15/48	1,975,100	1,606,389
3.000%, 08/15/48	9,323,800	7,561,383
3.000%, 02/15/49	2,720,900	2,202,760
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.125%, 02/15/43	8,508,800	$7,362,439
3.625%, 08/15/43	7,666,400	7,099,805
3.625%, 02/15/53	2,654,000	2,413,274
3.625%, 05/15/53	10,228,500	9,308,335
3.750%, 08/15/41	3,613,400	3,483,685
3.750%, 11/15/43	487,200	458,349
4.000%, 11/15/52	3,324,500	3,234,894
4.250%, 08/15/54	1,450,600	1,481,199
4.375%, 05/15/41	530,600	553,648
4.500%, 08/15/39	301,900	320,226
4.750%, 11/15/53	4,462,500	4,929,145
5.250%, 11/15/28	16,969,400	18,070,422
5.500%, 08/15/28	5,597,100	6,005,951
6.000%, 02/15/26 (b) (g)	25,565,700	26,370,620
6.125%, 11/15/27	18,628,100	20,041,944
6.250%, 05/15/30	854,700	969,183
6.375%, 08/15/27	2,592,500	2,794,431
U.S. Treasury Notes
0.625%, 08/15/30	2,288,700	1,928,766
0.875%, 09/30/26	9,132,700	8,651,093
1.125%, 10/31/26	9,196,500	8,734,879
1.250%, 12/31/26	6,774,600	6,432,959
1.375%, 11/15/31	6,708,900	5,745,282
1.500%, 08/15/26	2,030,700	1,951,534
1.500%, 01/31/27 (b)	6,697,800	6,383,579
1.500%, 02/15/30	6,315,400	5,670,785
1.625%, 02/15/26	11,760,100	11,419,700
1.625%, 05/15/31 (g)	25,068,500	22,100,429
1.750%, 11/15/29	6,583,200	6,031,085
1.875%, 02/28/27	13,519,000	12,982,993
1.875%, 02/15/32	19,871,900	17,549,372
2.000%, 11/15/26	33,782,600	32,660,912
2.250%, 02/15/27	9,640,500	9,343,000
2.250%, 08/15/27	31,517,500	30,381,146
2.250%, 11/15/27	33,211,800	31,915,761
2.375%, 05/15/27	46,256,900	44,852,931
2.375%, 05/15/29	18,512,900	17,569,899
2.625%, 02/15/29	8,538,200	8,209,679
2.750%, 08/15/32	11,079,600	10,353,367
2.875%, 05/15/28	3,859,700	3,767,580
2.875%, 05/15/32	22,729,000	21,484,232
3.125%, 11/15/28	6,139,100	6,032,145
3.375%, 05/15/33	11,385,800	11,069,577
3.500%, 04/30/28 (b)	3,969,500	3,959,731
3.500%, 09/30/29	1,862,100	1,856,572
3.500%, 02/15/33	4,823,100	4,739,073
3.625%, 03/31/28	3,892,000	3,899,906
3.625%, 05/31/28	1,997,800	2,000,922
3.625%, 08/31/29	5,576,200	5,592,754
3.625%, 09/30/31	8,261,600	8,246,109
3.750%, 12/31/28	7,552,400	7,603,143
3.875%, 12/31/27	8,008,100	8,084,427
3.875%, 08/15/33	8,854,100	8,925,348
3.875%, 08/15/34	3,573,700	3,598,828
4.000%, 02/29/28	3,968,200	4,022,143
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.000%, 06/30/28	8,100,500	$8,221,691
4.000%, 01/31/29	4,523,200	4,599,529
4.000%, 02/15/34	9,300,400	9,460,251
4.125%, 10/31/27	5,838,000	5,930,359
4.125%, 03/31/29	4,851,500	4,961,606
4.125%, 11/15/32	9,781,100	10,061,160
4.250%, 02/28/29 (b)	1,874,200	1,926,253
4.250%, 06/30/29	4,326,900	4,453,327
4.375%, 08/31/28	13,698,500	14,093,937
4.375%, 11/30/28	4,486,900	4,624,311
4.375%, 05/15/34 (b)	9,050,600	9,479,089
4.500%, 05/31/29	5,240,600	5,450,224
4.500%, 11/15/33	11,346,400	11,982,419
4.625%, 09/30/28	5,492,700	5,705,971
4.625%, 04/30/29	12,995,500	13,570,145
		748,815,148
Total U.S. Treasury & Government Agencies (Cost $869,692,093)		821,612,200

Foreign Government—10.8%
Sovereign — 10.8%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	5,507,000	3,579,515
2.750%, 05/21/41 (AUD)	426,000	238,811
3.000%, 11/21/33 (AUD)	1,137,000	728,305
3.750%, 04/21/37 (AUD)	1,896,000	1,265,826
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	2,993,000	2,952,654
Zero Coupon, 08/15/31 (EUR)	5,435,389	5,303,514
Zero Coupon, 08/15/50 (EUR)	2,847,802	1,702,173
0.500%, 02/15/26 (EUR)	8,788,442	9,567,998
1.250%, 08/15/48 (EUR)	404,000	352,743
2.200%, 02/15/34 (EUR)	1,286,647	1,444,930
2.500%, 07/04/44 (EUR)	1,063,600	1,189,754
3.250%, 07/04/42 (EUR)	702,500	871,969
4.250%, 07/04/39 (EUR)	1,677,500	2,294,240
5.500%, 01/04/31 (EUR)	2,832,600	3,801,014
Canada Government Bonds
1.500%, 06/01/26 (CAD)	1,477,000	1,067,247
2.750%, 06/01/33 (CAD)	2,560,000	1,871,718
3.500%, 12/01/45 (CAD)	2,295,000	1,796,699
5.750%, 06/01/29 (CAD)	4,696,000	3,940,064
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	4,004,000	558,952
4.500%, 11/15/39 (DKK)	4,060,000	774,337
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	1,613,000	1,532,209
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,396,147
1.375%, 04/15/47 (144A) (EUR)	462,000	382,779
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	1,458,209	1,325,022
0.500%, 05/25/25 (144A) (EUR)	3,110,000	3,411,446
0.500%, 05/25/26 (144A) (EUR)	7,888,399	8,528,821
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
French Republic Government Bonds OAT
1.250%, 05/25/36 (EUR)	4,886,800	$4,500,296
1.500%, 05/25/50 (144A) (EUR)	2,712,042	2,026,594
2.500%, 05/25/30 (144A) (EUR)	11,069,117	12,308,077
3.000%, 05/25/33 (144A) (EUR)	1,663,154	1,880,218
3.250%, 05/25/45 (144A) (EUR)	3,528,608	3,864,511
4.000%, 04/25/60 (144A) (EUR)	292,000	355,446
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	1,013,951	999,539
1.300%, 05/15/33 (EUR)	355,000	362,728
2.000%, 02/18/45 (EUR)	483,000	468,446
5.400%, 03/13/25 (EUR)	1,140,800	1,282,313
Italy Buoni Poliennali Del Tesoro
1.650%, 03/01/32 (144A) (EUR)	11,057,000	11,189,337
1.800%, 03/01/41 (144A) (EUR)	529,000	445,592
3.250%, 09/01/46 (144A) (EUR)	196,000	197,181
3.800%, 08/01/28 (EUR)	1,808,000	2,100,196
3.850%, 09/01/49 (144A) (EUR)	2,726,000	2,977,085
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,767,731
5.250%, 11/01/29 (EUR)	3,456,144	4,308,923
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	205,850,000	1,310,207
Japan Government Ten Year Bonds
0.100%, 12/20/29 (JPY)	602,050,000	4,100,642
0.100%, 06/20/31 (JPY)	501,750,000	3,383,518
0.500%, 12/20/24 (JPY)	1,759,050,000	12,250,870
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	2,471,797
0.500%, 09/20/46 (JPY)	866,050,000	4,591,978
0.700%, 06/20/51 (JPY)	879,550,000	4,455,550
0.700%, 12/20/51 (JPY)	228,000,000	1,144,561
1.800%, 09/20/43 (JPY)	76,650,000	545,064
1.900%, 09/20/42 (JPY)	354,800,000	2,584,035
2.300%, 03/20/40 (JPY)	571,750,000	4,458,954
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	4,760,421
1.500%, 03/20/33 (JPY)	274,550,000	2,033,724
1.700%, 12/20/31 (JPY)	195,350,000	1,464,082
1.700%, 09/20/32 (JPY)	125,600,000	943,715
1.700%, 09/20/33 (JPY)	1,075,000,000	8,079,647
2.100%, 06/20/29 (JPY)	130,800,000	977,371
Japan Government Two Year Bonds
0.005%, 01/01/25 (JPY)	2,836,750,000	19,735,175
0.005%, 02/01/25 (JPY)	2,086,650,000	14,515,738
0.005%, 03/01/25 (JPY)	1,900,000,000	13,215,989
Kingdom of Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	1,725,060	1,801,595
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,080,059
1.600%, 06/22/47 (144A) (EUR)	1,488,123	1,213,594
4.250%, 03/28/41 (144A) (EUR)	979,123	1,243,370
5.000%, 03/28/35 (144A) (EUR)	962,000	1,281,509
Mexico Bonos
7.500%, 05/26/33 (MXN)	36,480,000	1,655,347
7.750%, 05/29/31 (MXN)	32,225,000	1,518,797
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	2,545,546	2,437,853
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Netherlands Government Bonds
Zero Coupon, 01/15/52 (144A) (EUR)	545,011	$300,163
2.750%, 01/15/47 (144A) (EUR)	486,000	547,382
3.750%, 01/15/42 (144A) (EUR)	905,600	1,156,411
5.500%, 01/15/28 (144A) (EUR)	1,005,174	1,239,057
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	2,286,000	1,252,238
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	6,362,000	528,634
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	2,216,000	2,115,044
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,647,343
3.150%, 06/20/44 (144A) (EUR)	1,503,000	1,708,800
4.150%, 03/15/37 (144A) (EUR)	267,000	338,184
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	9,143,000	2,457,370
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	655,000	516,238
2.875%, 08/01/28 (SGD)	868,000	685,823
3.375%, 09/01/33 (SGD)	731,000	602,659
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	1,318,000	837,623
1.450%, 10/31/27 (144A) (EUR)	658,000	714,060
1.950%, 07/30/30 (144A) (EUR)	7,709,000	8,332,446
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,194,193
3.550%, 10/31/33 (144A) (EUR)	1,283,000	1,509,534
4.200%, 01/31/37 (144A) (EUR)	2,075,000	2,567,347
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,576,938
6.000%, 01/31/29 (EUR)	683,537	873,580
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	5,825,000	565,365
U.K. Gilts
0.375%, 10/22/30 (GBP)	3,348,000	3,665,817
1.000%, 01/31/32 (GBP)	8,614,606	9,437,471
1.750%, 01/22/49 (GBP)	646,490	512,303
3.250%, 01/22/44 (GBP)	2,744,208	3,082,242
4.250%, 12/07/46 (GBP)	5,267,100	6,753,971
Total Foreign Government (Cost $326,997,483)		290,886,498

Mutual Funds—0.7%
Investment Company Securities — 0.7%
iShares Global REIT ETF	713,700	19,048,653
iShares U.S. Real Estate ETF	2,245	228,698
Vanguard Global ex-U.S. Real Estate ETF	3,305	155,038
Total Mutual Funds (Cost $18,201,635)		19,432,389

Preferred Stocks—0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG	1,243	102,785
Dr. Ing hc F Porsche AG	2,403	191,247
Porsche Automobil Holding SE	3,231	147,788
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Automobiles—(Continued)
Volkswagen AG	4,352	$460,470
		902,290
Household Products — 0.0%
Henkel AG & Co. KGaA	3,572	335,634
Life Sciences Tools & Services — 0.0%
Sartorius AG	553	154,991
Total Preferred Stocks (Cost $1,706,603)		1,392,915

Rights—0.0%
Industrial REITs — 0.0%
Montea NV (a)	1,361	1,227
Office REITs — 0.0%
Shinhan Alpha REIT Co. Ltd. (a)	1,793	420
Retail REITs — 0.0%
LOTTE REIT Co. Ltd. (a)	1,705	0
Total Rights (Cost $0)		1,647

Short-Term Investments—7.8%
Repurchase Agreement—7.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $200,069,941; collateralized by U.S. Treasury Notes with rates ranging from 4.125% - 4.625%, maturity dates ranging from 06/15/26 - 06/30/20, and an aggregate market value of $204,050,225	200,049,103	200,049,103
U.S. Treasury—0.3%
U.S. Treasury Bills
5.212%, 10/22/24 (b) (h)	8,379,100	8,356,074
Total Short-Term Investments (Cost $208,402,725)		208,405,177

Securities Lending Reinvestments (i)—2.9%
Certificates of Deposit—0.8%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (j)	1,000,000	999,894
5.330%, SOFR + 0.500%, 11/29/24 (j)	2,000,000	2,001,272
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (j)	1,000,000	1,000,002
5.130%, SOFR + 0.300%, 03/04/25 (j)	1,000,000	1,000,006
5.180%, SOFR + 0.350%, 07/14/25 (j)	1,000,000	1,000,003
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (j)	2,000,000	2,001,382
Bayerische Landesbank (NY)
5.210%, 10/17/24	2,000,000	2,000,328
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (j)	1,000,000	$999,988
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (j)	1,000,000	999,931
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (j)	1,000,000	1,000,128
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,255
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (j)	1,000,000	1,000,104
Nordea Bank Abp
4.990%, SOFR + 0.150%, 12/10/24 (j)	1,000,000	1,000,037
5.040%, SOFR + 0.200%, 10/21/24 (j)	1,000,000	1,000,051
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (j)	2,000,000	2,000,028
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (j)	1,000,000	1,000,368
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (j)	1,000,000	1,000,230
		22,005,492
Commercial Paper—0.1%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (j)	1,000,000	999,989
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (j)	1,000,000	1,000,052
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (j)	1,000,000	999,997
		3,000,038
Repurchase Agreements—2.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $1,311,986; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $1,338,225	1,311,809	1,311,809
BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (i)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $8,221,178; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $8,431,384	8,000,000	$8,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $4,103,954; collateralized by various Common Stock with an aggregate market value of $4,574,204	4,100,000	4,100,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,224,068	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,814,892; collateralized by various Common Stock with an aggregate market value of $3,139,361	2,814,502	2,814,502
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $5,024,792; collateralized by various Common Stock with an aggregate market value of $5,556,343	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $13,301,821; collateralized by various Common Stock with an aggregate market value of $14,632,004	13,300,000	13,300,000
		52,526,311
Total Securities Lending Reinvestments (Cost $77,528,560)		77,531,841
Total Investments—101.8% (Cost $2,318,416,816)		2,731,239,255
Other assets and liabilities (net)—(1.8)%		(48,554,451)
Net Assets—100.0%		$2,682,684,804

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $113,871,858 and the collateral received consisted of cash in the amount of $77,528,760 and non-cash collateral with a value of $40,049,909. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $49,642,774.
(f)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $38,956,383.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(j)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$96,148,069, which is 3.6% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
MetLife, Inc.	$692,844	$108,674	$(155,791)	$51,118	$102,881	$799,726

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
MetLife, Inc.	$15,615	9,696
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	21,916,581	BOA	11/07/24	USD	16,294,735	$(75,218)
CAD	91,638,764	BOA	11/07/24	USD	67,611,622	206,276
CAD	32,415,350	JPMC	11/07/24	USD	24,094,744	(105,541)
CAD	1,977,410	JPMC	11/07/24	USD	1,465,342	(1,946)
CHF	6,433,265	BOA	10/25/24	USD	7,629,701	(8,511)
EUR	21,651,305	BOA	10/25/24	USD	24,241,645	(117,593)
EUR	3,429,420	DBAG	10/25/24	USD	3,764,873	56,214
EUR	24,118,496	GSBU	10/25/24	USD	26,715,769	157,247
EUR	3,615,804	HSBCU	10/25/24	USD	4,005,068	23,689
EUR	733,946	SCB	10/25/24	USD	818,198	(429)
EUR	876,513	SSBT	10/25/24	USD	976,763	(146)
GBP	57,524,762	BOA	11/08/24	USD	76,172,909	732,805
GBP	10,415,615	DBAG	11/08/24	USD	13,905,763	19,029
JPY	1,899,575,931	BOA	10/17/24	USD	13,566,035	(322,251)
JPY	4,884,930,968	GSBU	10/17/24	USD	33,613,329	444,257
JPY	261,088,786	HSBCU	10/17/24	USD	1,803,559	16,743
JPY	146,613,083	JPMC	10/17/24	USD	993,266	28,916
JPY	4,414,408,874	JPMC	10/17/24	USD	30,239,124	537,997
JPY	19,886,487	SSBT	10/17/24	USD	139,017	(369)
JPY	28,565,480	SSBT	10/17/24	USD	199,331	(174)
NOK	533,898,012	DBAG	11/22/24	USD	50,488,476	123,641

Contracts to Deliver
AUD	8,459,825	BOA	11/22/24	USD	5,721,075	(131,400)
AUD	5,493,776	MSIP	11/22/24	USD	3,737,573	(63,000)
CAD	36,150,509	BOA	11/07/24	USD	26,667,486	(85,947)
CAD	13,731,107	BOA	11/07/24	USD	10,130,892	(30,908)
CAD	80,488,577	BBP	11/07/24	USD	59,302,319	(263,806)
CAD	4,720,849	BBP	11/07/24	USD	3,478,224	(15,473)
CAD	29,331,609	CBNA	11/07/24	USD	21,698,893	(8,166)
CHF	39,090,406	GSBU	10/25/24	USD	45,712,823	(595,763)
DKK	8,185,906	BOA	11/22/24	USD	1,224,469	(1,124)
EUR	22,778,157	BOA	10/25/24	USD	24,977,115	(402,485)
EUR	10,043,384	BOA	10/25/24	USD	11,142,863	(47,553)
EUR	978,935	BOA	10/25/24	USD	1,071,975	(18,762)
EUR	24,103,275	BOA	11/06/24	USD	26,651,546	(217,955)
EUR	875,019	BBP	10/25/24	USD	971,754	(3,199)
EUR	12,626,528	BBP	10/25/24	USD	14,086,613	18,037
EUR	26,798,178	BNP	10/17/24	USD	29,274,865	(573,748)
EUR	38,671,838	CBNA	10/25/24	USD	42,976,826	(111,637)
EUR	3,429,420	CBNA	10/25/24	USD	3,811,187	(9,900)
EUR	27,345,285	CBNA	11/13/24	USD	30,543,863	52,131
EUR	986,745	GSBU	10/25/24	USD	1,091,242	(8,197)
EUR	620,277	HSBCU	10/25/24	USD	683,719	(7,398)
EUR	17,639,934	JPMC	10/25/24	USD	19,618,717	(35,835)
EUR	735,616	JPMC	10/25/24	USD	821,948	2,319
EUR	23,172,497	JPMC	10/31/24	USD	25,434,284	(391,263)
EUR	7,659,621	MSIP	10/25/24	USD	8,451,634	(82,775)
GBP	9,516,835	BOA	11/08/24	USD	12,420,353	(302,846)
GBP	17,954,777	BOA	11/08/24	USD	23,775,285	(228,725)
GBP	5,084,077	BOA	11/08/24	USD	6,684,443	(112,536)
GBP	4,648,522	CBNA	11/08/24	USD	6,147,741	(66,937)
JPY	1,179,185,276	BOA	10/17/24	USD	8,186,115	(35,128)
JPY	1,815,004,552	DBAG	10/17/24	USD	12,648,045	(6,109)
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	90,434,534	GSBU	10/17/24	USD	627,700	$(2,806)
JPY	2,412,150,164	HSBCU	10/17/24	USD	16,842,178	24,742
JPY	4,753,648,212	JPMC	10/03/24	USD	32,498,831	(580,309)
JPY	4,753,648,212	JPMC	10/10/24	USD	32,530,875	(579,964)
JPY	4,753,648,212	JPMC	10/17/24	USD	32,562,946	(579,341)
JPY	684,524,544	JPMC	10/17/24	USD	4,687,041	(85,442)
JPY	1,483,955,732	SSBT	10/17/24	USD	10,471,728	125,635
MXN	58,582,189	BNP	12/11/24	USD	2,992,825	49,248
NOK	256,166,067	BBP	11/22/24	USD	24,513,338	229,473
NOK	5,016,142	SSBT	11/22/24	USD	474,126	(1,390)
NZD	1,814,728	ANZ	12/06/24	USD	1,145,986	(7,027)
NZD	2,266,389	BOA	12/06/24	USD	1,432,787	(7,195)
PLN	9,608,499	MSIP	11/21/24	USD	2,466,089	(27,272)
SEK	31,422,378	BOA	11/22/24	USD	3,100,858	(673)
SEK	85,505,813	CBNA	11/22/24	USD	8,434,065	(5,745)
SEK	5,105,825	SSBT	11/22/24	USD	502,973	(995)
SGD	2,158,384	MSIP	10/18/24	USD	1,610,044	(70,630)
Net Unrealized Depreciation						$(3,591,143)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/24	107	CAD	13,376,070	$55,999
Euro STOXX 50 Index Futures	12/20/24	308	EUR	15,492,400	352,208
FTSE 100 Index Futures	12/20/24	196	GBP	16,245,460	(287,225)
MSCI EAFE Index Mini Futures	12/20/24	17	USD	2,114,630	33,254
MSCI Singapore Index Futures	10/29/24	30	SGD	1,030,200	(111)
Russell 2000 Index E-Mini Futures	12/20/24	841	USD	94,578,860	4,022,770
S&P 500 Index E-Mini Future	12/20/24	723	USD	210,185,137	5,342,895
S&P Midcap 400 Index E-Mini Futures	12/20/24	302	USD	95,087,720	4,038,006
S&P TSX 60 Index Futures	12/19/24	33	CAD	9,533,040	132,954
TOPIX Index Futures	12/12/24	13	JPY	344,175,000	71,095
U.S. Treasury Note 10 Year Futures	12/19/24	11	USD	1,257,094	(14,112)
U.S. Treasury Note 2 Year Futures	12/31/24	5	USD	1,041,211	(3,328)
U.S. Treasury Ultra Long Bond Futures	12/19/24	2	USD	266,188	(9,035)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/16/24	(121)	AUD	(14,083,949)	80,297
Euro-Bund Futures	12/06/24	(124)	EUR	(16,730,080)	(107,678)
Japanese Government 10 Year Bond Futures	12/13/24	(55)	JPY	(7,955,750,000)	(61,307)
OMX Stockholm 30 Index Futures	10/18/24	(42)	SEK	(11,028,150)	(29,821)
SPI 200 Index Futures	12/19/24	(175)	AUD	(36,338,750)	(359,486)
U.S. Treasury Note 5 Year Futures	12/31/24	(2)	USD	(219,766)	997
United Kingdom Long Gilt Bond Futures	12/27/24	(96)	GBP	(9,449,280)	117,892
Net Unrealized Appreciation					$13,376,264
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	SOFR	Annually	3.270%	Annually	09/26/34	USD	669,770,000	$(2,903,922)	$—	$(2,903,922)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.100%	Maturity	12/16/24	MLI	Bloomberg Commodity Index	USD	26,247,385	$936,334	$—	$936,334

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,673,233	$8,035,307	$—	$23,708,540
Air Freight & Logistics	3,181,462	1,860,891	—	5,042,353
Automobile Components	451,637	2,154,409	—	2,606,046
Automobiles	13,474,230	9,749,060	—	23,223,290
Banks	25,002,519	40,094,785	—	65,097,304
Beverages	11,027,102	5,736,186	—	16,763,288
Biotechnology	15,152,072	3,392,556	—	18,544,628
Broadline Retail	29,292,233	3,204,055	—	32,496,288
Building Products	4,475,467	3,639,798	—	8,115,265
Capital Markets	24,080,709	11,336,360	—	35,417,069
Chemicals	11,849,308	11,205,368	138,593	23,193,269
Commercial Services & Supplies	4,534,056	1,404,340	—	5,938,396
Communications Equipment	6,823,123	934,338	—	7,757,461
Construction & Engineering	723,908	2,804,667	—	3,528,575
Construction Materials	1,087,204	1,753,305	—	2,840,509
Consumer Finance	4,358,066	—	—	4,358,066
Consumer Staples Distribution & Retail	15,353,166	4,317,377	—	19,670,543
Containers & Packaging	1,900,781	144,077	—	2,044,858
Distributors	731,679	95,816	—	827,495
Diversified Consumer Services	—	172,161	—	172,161
Diversified REITs	2,345,015	7,429,946	—	9,774,961
Diversified Telecommunication Services	5,715,705	6,522,577	—	12,238,282
Electric Utilities	13,318,201	6,770,017	—	20,088,218
Electrical Equipment	6,055,532	8,196,699	—	14,252,231
Electronic Equipment, Instruments & Components	4,704,451	4,868,858	—	9,573,309
Energy Equipment & Services	1,996,360	158,157	—	2,154,517
Entertainment	10,195,848	2,487,795	—	12,683,643
Financial Services	32,951,721	4,036,959	—	36,988,680
Food Products	5,885,916	9,508,862	—	15,394,778
Gas Utilities	354,820	909,305	—	1,264,125
Ground Transportation	8,121,975	1,422,834	—	9,544,809
Health Care Equipment & Supplies	18,964,186	8,049,337	—	27,013,523
Health Care Providers & Services	20,116,092	892,332	0	21,008,424
Health Care REITs	15,380,650	944,133	—	16,324,783
Health Care Technology	—	243,557	—	243,557
Hotel & Resort REITs	2,764,423	769,878	—	3,534,301
Hotels, Restaurants & Leisure	15,272,821	5,349,016	—	20,621,837
Household Durables	3,245,486	4,157,227	—	7,402,713
Household Products	9,662,663	1,797,315	—	11,459,978
Independent Power and Renewable Electricity Producers	907,876	969,004	—	1,876,880
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$3,456,094	$7,148,889	$—	$10,604,983
Industrial REITs	15,516,854	10,445,434	—	25,962,288
Insurance	17,373,684	20,506,061	—	37,879,745
Interactive Media & Services	50,026,449	1,004,311	—	51,030,760
IT Services	9,531,906	3,624,879	—	13,156,785
Leisure Products	156,211	597,210	—	753,421
Life Sciences Tools & Services	10,100,987	1,544,254	—	11,645,241
Machinery	13,573,904	11,448,225	—	25,022,129
Marine Transportation	—	1,348,194	—	1,348,194
Media	4,272,318	1,376,529	—	5,648,847
Metals & Mining	3,079,258	11,034,764	—	14,114,022
Multi-Utilities	5,241,397	3,504,744	—	8,746,141
Office REITs	3,972,625	4,241,351	—	8,213,976
Oil, Gas & Consumable Fuels	24,575,247	13,177,145	—	37,752,392
Paper & Forest Products	—	968,114	—	968,114
Passenger Airlines	1,138,661	471,292	—	1,609,953
Personal Care Products	1,113,007	7,524,883	—	8,637,890
Pharmaceuticals	29,417,751	34,548,624	—	63,966,375
Professional Services	5,202,437	7,049,986	—	12,252,423
Real Estate Management & Development	1,286,293	21,054,435	—	22,340,728
Residential REITs	18,168,968	1,457,684	0	19,626,652
Retail REITs	18,663,566	8,239,212	—	26,902,778
Semiconductors & Semiconductor Equipment	89,180,308	13,358,459	—	102,538,767
Software	83,759,556	7,204,806	—	90,964,362
Specialized REITs	33,369,010	1,078,232	—	34,447,242
Specialty Retail	15,528,370	3,772,181	—	19,300,551
Technology Hardware, Storage & Peripherals	61,473,952	1,881,082	—	63,355,034
Textiles, Apparel & Luxury Goods	2,971,599	10,409,877	—	13,381,476
Tobacco	4,546,171	2,776,182	—	7,322,353
Trading Companies & Distributors	2,711,339	7,449,511	—	10,160,850
Transportation Infrastructure	—	1,281,665	—	1,281,665
Water Utilities	469,723	402,622	—	872,345
Wireless Telecommunication Services	1,666,770	3,712,383	—	5,379,153
Total Common Stocks	898,676,111	413,161,884	138,593	1,311,976,588
Total U.S. Treasury & Government Agencies*	—	821,612,200	—	821,612,200
Total Foreign Government*	—	290,886,498	—	290,886,498
Total Mutual Funds*	19,432,389	—	—	19,432,389
Total Preferred Stocks*	—	1,392,915	—	1,392,915
Rights
Industrial REITs	1,227	—	—	1,227
Office REITs	—	420	—	420
Retail REITs	—	0	—	0
Total Rights	1,227	420	—	1,647
Total Short-Term Investments*	—	208,405,177	—	208,405,177
Total Securities Lending Reinvestments*	—	77,531,841	—	77,531,841
Total Investments	$918,109,727	$1,812,990,935	$138,593	$2,731,239,255
Collateral for Securities Loaned (Liability)	$—	$(77,528,760)	$—	$(77,528,760)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,848,399	$—	$2,848,399
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,439,542)	—	(6,439,542)
Total Forward Contracts	$—	$(3,591,143)	$—	$(3,591,143)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,248,367	$—	$—	$14,248,367
Futures Contracts (Unrealized Depreciation)	(872,103)	—	—	(872,103)
Total Futures Contracts	$13,376,264	$—	$—	$13,376,264
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,903,922)	$—	$(2,903,922)
BHFTI-26

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$936,334	$—	$936,334

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, a transfer into Level 3 in the amount of $326,951 was due to a trading halt on the security which resulted in a lack of observable inputs.
BHFTI-27

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—61.3% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.8%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$566,678
6.250%, 07/09/54 (144A)	1,465,000	1,579,402
BNG Bank NV
3.500%, 07/19/27 (AUD)	2,491,000	1,697,716
Kreditanstalt fuer Wiederaufbau
4.100%, 02/20/26 (AUD)	6,000	4,151
		3,847,947
Electric — 0.2%
Chile Electricity Lux MPC SARL
6.010%, 01/20/33 (144A) (a)	457,410	473,608
Hydro Quebec Interest STRIPS
Zero Coupon, 08/15/38 (CAD)	273,299	114,485
Zero Coupon, 08/15/41 (CAD)	273,300	99,626
Zero Coupon, 02/15/42 (CAD)	273,300	97,381
Zero Coupon, 08/15/42 (CAD)	273,299	95,288
Zero Coupon, 02/15/43 (CAD)	273,299	93,141
Zero Coupon, 02/15/44 (CAD)	273,299	89,059
Zero Coupon, 08/15/44 (CAD)	273,299	87,075
Zero Coupon, 02/15/46 (CAD)	273,299	81,736
		1,231,399
Regional Government — 2.1%
Japan Finance Organization for Municipalities
0.050%, 02/12/27 (EUR)	1,822,000	1,914,537
Province of Ontario
2.900%, 12/02/46 (CAD)	4,608,000	2,811,546
3.450%, 06/02/45 (CAD)	1,110,000	746,095
Province of Ontario Generic Coupon STRIPS
Zero Coupon, 12/02/36 (CAD)	274,776	125,731
Zero Coupon, 06/02/37 (CAD)	274,776	122,694
Zero Coupon, 12/02/37 (CAD)	273,299	119,300
Zero Coupon, 06/02/38 (CAD)	274,776	117,070
Zero Coupon, 12/02/38 (CAD)	274,776	114,073
Zero Coupon, 06/02/39 (CAD)	274,776	111,481
Zero Coupon, 06/02/40 (CAD)	274,776	106,461
Zero Coupon, 12/02/40 (CAD)	273,299	103,603
Zero Coupon, 06/02/41 (CAD)	273,300	101,275
Zero Coupon, 12/02/41 (CAD)	274,776	99,711
Zero Coupon, 06/02/42 (CAD)	274,776	96,798
Zero Coupon, 06/02/43 (CAD)	273,300	92,297
Zero Coupon, 12/02/45 (CAD)	273,300	83,125
Zero Coupon, 06/02/46 (CAD)	274,776	81,914
Zero Coupon, 12/02/46 (CAD)	273,299	79,448
Zero Coupon, 06/02/47 (CAD)	274,776	78,358
Province of Quebec
0.875%, 05/04/27 (EUR)	1,239,000	1,326,603
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	775,000	373,177
2.250%, 09/15/33 (AUD)	1,197,000	678,406
2.250%, 11/20/34 (AUD)	1,615,000	882,975
		10,366,678
Security Description	Principal Amount*	Value
Sovereign — 58.2%
Abu Dhabi Government International Bonds
3.125%, 09/30/49	2,340,000	$1,717,326
Angola Government International Bonds
8.000%, 11/26/29	3,669,000	3,332,846
8.250%, 05/09/28	1,012,000	961,044
Argentina Republic Government International Bonds
0.750%, 07/09/30 (b)	1,098,614	664,662
1.000%, 07/09/29	1,932,610	1,262,961
4.125%, 07/09/35 (b)	5,141,329	2,467,838
5.000%, 01/09/38 (b)	695,508	362,651
Australia Government Bonds
3.000%, 03/21/47 (AUD)	1,419,000	769,016
Brazil Government International Bonds
7.125%, 05/13/54	1,380,000	1,427,771
Bundesrepublik Deutschland Bundesanleihe
1.800%, 08/15/53 (EUR)	408,721	393,763
2.200%, 02/15/34 (EUR)	3,510,704	3,942,590
3.250%, 07/04/42 (EUR)	2,788,295	3,460,937
Caisse Francaise de Financement Local
0.010%, 02/22/28 (EUR)	800,000	817,657
Canada Government Bonds
2.750%, 12/01/48 (CAD)	682,000	471,694
Canada Government Real Return Bonds
4.000%, 12/01/31 (CAD) (c)	11,764,355	10,314,307
Chile Government International Bonds
5.330%, 01/05/54 (a)	1,388,000	1,401,498
China Government Bonds
2.120%, 06/25/31 (CNY)	23,140,000	3,302,185
2.280%, 03/25/31 (CNY)	20,990,000	3,049,966
2.640%, 01/15/28 (CNY)	54,580,000	8,000,673
2.750%, 06/15/29 (CNY)	19,000,000	2,815,646
2.800%, 11/15/32 (CNY)	37,570,000	5,611,442
3.000%, 10/15/53 (CNY)	5,960,000	968,667
3.120%, 10/25/52 (CNY)	16,140,000	2,658,514
Colombia Government International Bonds
3.125%, 04/15/31	2,234,000	1,843,049
3.250%, 04/22/32 (a)	1,701,000	1,370,436
4.125%, 02/22/42	1,237,000	851,269
7.500%, 02/02/34	1,245,000	1,291,107
8.000%, 04/20/33	1,525,000	1,636,258
8.000%, 11/14/35	649,000	691,720
Colombia TES
6.250%, 07/09/36 (COP)	2,977,900,000	517,137
7.250%, 10/26/50 (COP)	40,693,400,000	6,671,598
13.250%, 02/09/33 (COP)	10,522,100,000	2,962,916
Costa Rica Government International Bonds
7.300%, 11/13/54	525,000	579,477
7.300%, 11/13/54 (144A)	285,000	314,573
Dominican Republic International Bonds
5.950%, 01/25/27	1,920,000	1,942,513
6.000%, 02/22/33	875,000	893,456
6.500%, 02/15/48	354,000	363,784
8.625%, 04/20/27	2,760,000	2,877,267
Ecuador Government International Bonds
5.000%, 07/31/40 (b)	1,845,000	948,909
5.500%, 07/31/35 (b)	3,699,311	2,097,182
BHFTI-28

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Ecuador Government International Bonds
5.500%, 07/31/35 (144A) (b)	2,707,847	$1,535,109
Egypt Government International Bonds
3.875%, 02/16/26 (144A)	1,031,000	989,605
5.250%, 10/06/25	520,000	515,931
5.800%, 09/30/27	495,000	467,436
5.875%, 02/16/31	560,000	467,225
7.053%, 01/15/32	754,000	652,659
7.500%, 01/31/27	620,000	616,922
7.500%, 02/16/61 (144A)	219,000	158,338
8.500%, 01/31/47	2,058,000	1,661,192
8.700%, 03/01/49	1,808,000	1,477,425
8.875%, 05/29/50	398,000	328,768
El Salvador Government International Bonds
6.375%, 01/18/27	1,707,000	1,634,308
7.125%, 01/20/50	795,000	601,972
8.625%, 02/28/29	1,502,000	1,475,654
European Union
3.375%, 10/05/54 (EUR)	1,970,000	2,196,209
Export-Import Bank of Korea
0.829%, 04/27/25 (EUR)	705,000	773,799
Finland Government Bonds
2.500%, 04/15/30 (144A) (EUR)	2,925,000	3,282,713
French Republic Government Bonds OAT
0.500%, 05/25/40 (144A) (EUR)	3,637,000	2,697,977
3.500%, 11/25/33 (144A) (EUR)	2,930,100	3,433,854
Ghana Government International Bonds
7.625%, 05/16/29	490,000	255,412
7.875%, 02/11/35 (144A)	1,046,000	552,074
8.627%, 06/16/49	1,125,000	586,575
8.750%, 03/11/61 (144A)	233,000	124,527
8.950%, 03/26/51	1,903,000	1,012,396
Guatemala Government Bonds
6.050%, 08/06/31 (144A) (a)	1,140,000	1,168,842
Hazine Mustesarligi Varlik Kiralama AS
8.509%, 01/14/29 (144A)	770,000	843,030
Hungary Government International Bonds
2.125%, 09/22/31	742,000	614,932
5.500%, 06/16/34	955,000	974,129
5.500%, 06/16/34 (144A) (a)	1,000,000	1,020,000
6.750%, 09/25/52	1,875,000	2,114,246
6.750%, 09/25/52 (144A)	393,000	443,127
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	518,320
4.300%, 03/31/52 (a)	359,000	324,895
Indonesia Treasury Bonds
6.875%, 04/15/29 (IDR)	48,127,000,000	3,263,799
Israel Government International Bonds
5.750%, 03/12/54	1,520,000	1,445,307
Italy Buoni Poliennali Del Tesoro
3.250%, 03/01/38 (144A) (EUR)	510,000	542,608
3.500%, 02/15/31 (144A) (EUR)	2,555,000	2,929,497
4.000%, 10/30/31 (144A) (EUR)	3,874,000	4,591,936
4.050%, 10/30/37 (144A) (EUR)	1,387,000	1,618,418
4.200%, 03/01/34 (EUR)	1,539,000	1,836,675
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Ivory Coast Government International Bonds
5.750%, 12/31/32 (b)	253,472	$242,143
6.125%, 06/15/33	3,595,000	3,383,751
6.375%, 03/03/28	1,281,000	1,278,284
Jamaica Government International Bonds
7.875%, 07/28/45	573,000	708,014
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	8,040,791
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	235,400,000	1,219,936
2.200%, 03/20/51 (JPY)	273,650,000	1,975,173
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,273,656
0.600%, 09/20/50 (JPY)	490,100,000	2,451,813
1.600%, 12/20/53 (JPY)	143,550,000	892,762
1.800%, 03/20/54 (JPY)	463,300,000	3,017,567
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	960,850,000	6,241,029
1.400%, 12/20/42 (JPY)	569,150,000	3,824,284
Japan Treasury Discount Bills
0.071%, 11/11/24 (JPY) (d)	904,950,000	6,295,876
0.098%, 11/05/24 (JPY) (d)	675,150,000	4,697,188
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,214,610
7.750%, 01/15/28	1,170,000	1,199,396
Kazakhstan Government International Bonds
6.500%, 07/21/45	2,730,000	3,234,818
Kingdom of Belgium Government Bonds
2.850%, 10/22/34 (144A) (EUR)	1,233,252	1,384,311
4.250%, 03/28/41 (144A) (EUR)	1,183,000	1,502,269
Korea Housing Finance Corp.
3.714%, 04/11/27 (144A) (EUR)	680,000	776,902
Korea Treasury Bonds
4.125%, 12/10/33 (KRW)	8,391,090,000	7,011,352
Lebanon Government International Bonds
6.000%, 01/27/23 (e)	6,653,000	482,342
6.200%, 02/26/25 (e)	461,000	35,727
6.650%, 11/03/28 (e)	2,006,000	156,187
Malaysia Government Bonds
3.885%, 08/15/29 (MYR)	2,502,000	616,857
4.642%, 11/07/33 (MYR)	2,884,000	745,986
Morocco Government International Bonds
6.500%, 09/08/33 (144A)	416,000	451,090
Nigeria Government International Bonds
6.125%, 09/28/28	4,406,000	3,998,348
6.125%, 09/28/28 (144A)	472,000	428,309
6.500%, 11/28/27	1,077,000	1,009,896
7.143%, 02/23/30	1,563,000	1,416,469
7.375%, 09/28/33	772,000	656,076
Oman Government International Bonds
5.625%, 01/17/28	1,215,000	1,243,350
7.000%, 01/25/51	200,000	223,500
7.375%, 10/28/32	1,055,000	1,211,087
Oriental Republic of Uruguay
5.250%, 09/10/60 (a)	1,054,670	1,054,929
BHFTI-29

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Pakistan Government International Bonds
8.875%, 04/08/51	2,020,000	$1,617,414
Panama Government International Bonds
3.870%, 07/23/60	2,167,000	1,362,392
6.700%, 01/26/36	390,000	405,933
6.853%, 03/28/54 (a)	1,017,000	1,028,157
7.500%, 03/01/31 (a)	440,000	480,719
8.000%, 03/01/38	1,410,000	1,592,311
Paraguay Government International Bonds
3.849%, 06/28/33	690,000	630,068
3.849%, 06/28/33 (144A)	209,000	190,847
4.950%, 04/28/31	460,000	458,164
5.400%, 03/30/50	1,631,000	1,519,394
Peru Government International Bonds
2.780%, 12/01/60	3,410,000	2,052,461
3.000%, 01/15/34	495,000	424,050
Philippines Government International Bonds
3.200%, 07/06/46	1,794,000	1,363,357
3.229%, 03/29/27	292,000	285,836
3.556%, 09/29/32	1,465,000	1,371,596
4.200%, 03/29/47	630,000	563,031
Qatar Government International Bonds
5.103%, 04/23/48	200,000	205,513
Republic of Austria Government Bonds
0.900%, 02/20/32 (144A) (EUR)	1,930,000	1,918,281
Republic of Kenya Government International Bonds
7.000%, 05/22/27	439,000	430,256
8.000%, 05/22/32	981,000	911,844
Republic of Poland Government International Bonds
4.875%, 10/04/33	1,147,000	1,165,945
5.500%, 04/04/53	424,000	433,781
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	41,625,000	2,017,794
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,501,000	1,456,720
5.650%, 09/27/47	826,000	687,728
5.875%, 04/20/32 (a)	745,000	742,299
6.300%, 06/22/48	1,090,000	975,533
Romania Government International Bonds
3.000%, 02/14/31	800,000	697,790
3.625%, 03/27/32	558,000	495,472
3.625%, 03/27/32 (144A)	794,000	706,255
4.000%, 02/14/51	868,000	632,650
5.125%, 09/24/31 (144A) (EUR)	588,000	657,508
5.750%, 03/24/35 (144A) (a)	1,960,000	1,947,260
5.875%, 01/30/29	580,000	593,995
6.000%, 05/25/34	2,710,000	2,748,455
Saudi Government International Bonds
2.250%, 02/02/33	955,000	797,436
3.450%, 02/02/61	1,737,000	1,183,922
3.750%, 01/21/55	1,290,000	953,294
5.750%, 01/16/54 (144A)	1,345,000	1,370,225
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	768,093
6.250%, 05/23/33	604,000	520,150
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Serbia International Bonds
6.500%, 09/26/33	1,925,000	$2,058,317
6.500%, 09/26/33 (144A)	262,000	280,350
Spain Government Bonds
3.450%, 07/30/43 (144A) (EUR)	2,034,000	2,249,687
3.900%, 07/30/39 (144A) (EUR)	2,082,000	2,476,702
Sri Lanka Government International Bonds
6.200%, 05/11/27 (e)	1,023,000	569,749
6.850%, 11/03/25 (e)	1,370,000	769,649
7.550%, 03/28/30 (e)	940,000	526,468
7.850%, 03/14/29 (e)	523,000	292,826
Sweden Bonds Inflation-Linked
0.125%, 06/01/26 (SEK) (c)	2,840,000	363,771
0.125%, 12/01/27 (SEK) (c)	6,330,000	798,255
3.500%, 12/01/28 (SEK) (c)	1,625,000	290,449
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34 (144A)	905,000	934,412
Turkiye Government International Bonds
4.875%, 04/16/43 (a)	1,443,000	1,087,769
5.250%, 03/13/30 (a)	1,715,000	1,653,780
5.875%, 06/26/31	1,252,000	1,215,011
6.125%, 10/24/28	1,008,000	1,029,420
Turkiye Ihracat Kredi Bankasi AS
9.000%, 01/28/27 (144A)	600,000	640,620
U.K. Gilts
0.875%, 01/31/46 (GBP)	2,490,000	1,686,891
1.250%, 10/22/41 (GBP)	1,582,182	1,326,546
1.500%, 07/31/53 (GBP)	1,200,098	823,736
1.750%, 09/07/37 (GBP)	2,428,769	2,471,283
3.750%, 01/29/38 (GBP)	764,363	976,031
3.750%, 10/22/53 (GBP)	354,650	411,228
4.250%, 07/31/34 (GBP)	474,672	646,920
4.375%, 01/31/40 (GBP)	812,702	1,092,160
4.375%, 07/31/54 (GBP)	1,484,033	1,915,429
4.500%, 06/07/28 (GBP)	1,121,000	1,530,586
4.750%, 10/22/43 (GBP)	2,231,000	3,084,149
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (b)	40,830	17,998
Zero Coupon, 02/01/34 (144A) (b)	152,577	51,685
Zero Coupon, 02/01/35 (144A) (b)	128,938	56,604
Zero Coupon, 02/01/36 (144A) (b)	107,448	46,471
1.750%, 02/01/29 (b)	618,707	363,490
1.750%, 02/01/34 (b)	1,085,203	482,915
1.750%, 02/01/34 (144A) (b)	258,234	114,888
1.750%, 02/01/35 (b)	1,046,746	455,335
1.750%, 02/01/35 (144A) (b)	298,989	130,060
1.750%, 02/01/36 (b)	346,359	149,333
1.750%, 02/01/36 (144A) (b)	190,250	82,026
3.000%, 02/01/30 (b)	169,173	74,648
3.000%, 02/01/34 (b)	632,178	214,150
3.000%, 02/01/35 (b)	534,234	234,796
3.000%, 02/01/36 (b)	445,195	192,547
Uruguay Government International Bonds
4.975%, 04/20/55	857,005	831,415
7.875%, 01/15/33 (a) (f)	535,000	648,982
BHFTI-30

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Venezuela Government International Bonds
9.250%, 09/15/27 (e)	4,149,000	$639,402
Zambia Government International Bonds
0.500%, 12/31/53	517,862	254,490
5.750%, 06/30/33 (b)	551,617	486,113
		294,465,695
Total Foreign Government (Cost $315,812,453)		309,911,719

Corporate Bonds & Notes—31.3%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV
7.000%, 07/28/30 (144A)	328,000	357,201
Agriculture — 0.4%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	860,000	930,676
BAT International Finance PLC
6.000%, 11/24/34 (GBP)	305,000	419,416
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (EUR)	443,000	528,810
		1,878,902
Apparel — 0.2%
VF Corp.
4.250%, 03/07/29 (EUR)	811,000	887,535
Auto Manufacturers — 0.4%
American Honda Finance Corp.
3.650%, 04/23/31 (EUR)	475,000	538,022
Ford Motor Credit Co. LLC
6.125%, 05/15/28 (EUR)	485,000	581,012
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	1,045,000	795,458
		1,914,492
Auto Parts & Equipment — 0.0%
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	200,000	207,090
Banks — 6.8%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (g)	400,000	429,676
AIB Group PLC
2.250%, 1Y EUR Swap + 1.300%, 04/04/28 (EUR) (g)	885,000	966,157
Akbank TAS
7.498%, 01/20/30 (144A)	340,000	350,710
Banco de Credito del Peru SA
5.850%, 01/11/29 (144A)	441,000	459,588
Banco Nacional de Panama
2.500%, 08/11/30	1,055,000	873,859
Banco Santander SA
3.125%, 1Y UKG + 1.800%, 10/06/26 (GBP) (g)	300,000	393,178
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (g)	400,000	474,315
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank Hapoalim BM
3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (g)	312,000	$289,193
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (g)	585,000	585,585
Bank of America Corp.
1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (g)	1,189,000	1,299,306
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (g)	880,000	1,032,750
Bank of Montreal
0.125%, 01/26/27 (EUR)	640,000	674,360
Bank of Nova Scotia
0.010%, 01/14/27 (EUR)	1,565,000	1,645,899
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (g)	600,000	670,349
Barclays PLC
6.375%, 5Y UKG + 6.016%, 12/15/25 (GBP) (g)	586,000	777,577
BBVA Bancomer SA
5.250%, 09/10/29 (144A)	360,000	364,788
BNP Paribas SA
2.750%, 3M EURIBOR + 1.370%, 07/25/28 (EUR) (g)	300,000	330,400
BPCE SA
0.750%, 03/03/31 (EUR)	500,000	471,188
4.125%, 3M EURIBOR + 1.450%, 03/08/33 (EUR) (g)	100,000	114,624
Cie de Financement Foncier SA
0.375%, 04/09/27 (EUR)	1,200,000	1,267,964
Citigroup, Inc.
7.625%, 5Y H15 + 3.211%, 11/15/28 (g)	55,000	58,761
Commerzbank AG
4.625%, 3M EURIBOR + 2.100%, 01/17/31 (EUR) (g)	500,000	586,380
Commonwealth Bank of Australia
0.750%, 02/28/28 (EUR)	235,000	246,494
Cooperatieve Rabobank UA
4.625%, 05/23/29 (GBP)	375,000	489,743
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (EUR) (g)	100,000	114,115
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (g)	500,000	591,039
Goldman Sachs Group, Inc.
8.238%, 3M TSFR + 3.136% (g)	202,000	202,069
HSBC Holdings PLC
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (g)	263,000	318,653
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (g)	650,000	781,115
ING Groep NV
2.125%, 5Y EUR Swap + 2.400%, 05/26/31 (EUR) (g)	300,000	326,868
Intesa Sanpaolo SpA
1.350%, 02/24/31 (EUR)	814,000	796,348
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (g)	900,000	1,071,039
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (g)	500,000	577,545
Lloyds Bank PLC
0.125%, 06/18/26 (EUR)	1,425,000	1,520,856
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (g)	735,000	879,903
Morgan Stanley
4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (g)	1,119,000	1,308,916
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
National Australia Bank Ltd.
0.010%, 01/06/29 (EUR)	1,215,000	$1,212,217
NatWest Group PLC
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (g)	582,000	695,146
8.125%, 5Y H15 + 3.752%, 11/10/33 (g)	228,000	248,733
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (a) (g)	220,000	229,655
Santander U.K. PLC
0.050%, 01/12/27 (EUR)	775,000	815,189
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (g)	201,000	192,041
Standard Chartered PLC
7.027%, 5Y H15 + 2.064%, 01/30/27 (144A) (g)	400,000	382,525
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (g)	534,000	597,998
TC Ziraat Bankasi AS
8.000%, 01/16/29	1,365,000	1,432,699
8.000%, 01/16/29 (144A)	312,000	327,474
Toronto-Dominion Bank
0.100%, 07/19/27 (EUR)	445,000	463,210
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	375,000	407,812
UBS Group AG
4.625%, 1Y EUR Swap + 1.150%, 03/17/28 (EUR) (g)	654,000	754,179
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (g)	486,000	619,280
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (g)	243,000	268,661
UniCredit SpA
1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (g)	705,000	779,372
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (g)	549,000	573,554
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	279,000	280,511
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (g)	228,000	233,764
Yapi ve Kredi Bankasi AS
9.250%, 10/16/28 (144A)	390,000	427,050
		34,282,380
Building Materials — 0.2%
Cemex SAB de CV
9.125%, 5Y H15 + 5.157%, 03/14/28 (g)	430,000	469,042
Sisecam U.K. PLC
8.625%, 05/02/32 (144A)	355,000	365,004
		834,046
Chemicals — 0.8%
Braskem Idesa SAPI
6.990%, 02/20/32	240,000	189,181
6.990%, 02/20/32 (144A)	726,000	572,273
Braskem Netherlands Finance BV
4.500%, 01/10/28	693,000	653,560
4.500%, 01/31/30	286,000	255,006
CNAC HK Finbridge Co. Ltd.
5.125%, 03/14/28	200,000	203,400
INEOS Quattro Finance 2 PLC
8.500%, 03/15/29 (144A) (EUR)	128,000	150,836
Security Description	Principal Amount*	Value

Chemicals—(Continued)
OCP SA
7.500%, 05/02/54 (144A)	470,000	$511,559
Orbia Advance Corp. SAB de CV
4.000%, 10/04/27	380,000	368,985
Sasol Financing USA LLC
8.750%, 05/03/29	200,000	211,520
8.750%, 05/03/29 (144A)	285,000	301,416
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	355,000	355,177
UPL Corp. Ltd.
4.500%, 03/08/28	525,000	474,140
		4,247,053
Coal — 0.1%
Indika Energy Tbk. PT
8.750%, 05/07/29 (144A)	355,000	363,052
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.828%, 02/02/32	220,000	191,370
4.375%, 07/03/29	520,000	491,673
Autopistas del Sol SA
7.375%, 12/30/30	680,450	670,243
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
8.500%, 01/15/31 (144A) (GBP)	120,000	173,746
DP World Ltd.
5.625%, 09/25/48	600,000	599,856
6.850%, 07/02/37	1,120,000	1,274,840
DP World Salaam
6.000%, 5Y H15 + 5.750%, 10/01/25 (g)	1,024,000	1,022,771
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	539,822
JSW Infrastructure Ltd.
4.950%, 01/21/29 (144A)	531,000	516,426
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, 11/15/28 (144A)	770,000	802,372
TransJamaican Highway Ltd.
5.750%, 10/10/36	530,500	488,060
		6,771,179
Computers — 0.2%
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	669,794
Lenovo Group Ltd.
3.421%, 11/02/30	285,000	265,199
		934,993
Cosmetics/Personal Care — 0.1%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28	395,000	363,816
Distribution/Wholesale — 0.1%
LKQ Dutch Bond BV
4.125%, 03/13/31 (EUR)	535,000	602,705
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services — 0.6%
Air Lease Corp.
5.400%, 06/01/28 (CAD)	321,000	$248,410
BPCE SFH SA
0.010%, 11/10/27 (EUR)	400,000	412,440
China Cinda 2020 I Management Ltd.
3.250%, 01/28/27	380,000	366,581
China Great Wall International Holdings V Ltd.
2.875%, 11/23/26	270,000	255,638
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN) †	3,100,000	855,094
Ford Credit Canada Co.
6.382%, 11/10/28 (CAD)	299,000	236,317
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	275,353
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	332,980
Sammaan Capital Ltd.
9.700%, 07/03/27 (144A)	240,000	239,102
		3,221,915
Electric — 1.9%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30	290,000	261,676
Adani Transmission Step-One Ltd.
4.250%, 05/21/36	279,350	244,858
AES Andes SA
6.300%, 03/15/29 (144A)	618,000	642,612
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (g)	265,000	263,098
AES Panama Generation Holdings SRL
4.375%, 05/31/30	400,529	363,344
Alfa Desarrollo SpA
4.550%, 09/27/51 (144A)	789,859	624,077
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.875%, 02/15/39 (144A) (a)	235,000	250,476
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
3.080%, 5Y H15 + 5.651%, 12/09/25 (g)	200,000	195,500
Colbun SA
3.950%, 10/11/27	200,000	195,227
Cometa Energia SA de CV
6.375%, 04/24/35	242,891	246,434
Comision Federal de Electricidad
5.000%, 09/29/36	664,000	602,580
6.264%, 02/15/52	200,000	183,329
6.450%, 01/24/35 (144A) (a)	485,000	483,302
Continuum Green Energy India Pvt/Co-Issuers
7.500%, 06/26/33 (144A)	270,000	283,500
Electricite de France SA
5.993%, 05/23/30 (CAD)	244,000	195,281
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	540,332
4.375%, 02/15/31	330,000	291,027
Engie Energia Chile SA
6.375%, 04/17/34 (144A)	637,000	678,811
Security Description	Principal Amount*	Value

Electric—(Continued)
Eskom Holdings SOC Ltd.
7.125%, 02/11/25	666,000	$666,733
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	665,000	629,681
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	213,000	187,194
4.250%, 08/14/28 (144A)	200,000	191,804
Minejesa Capital BV
4.625%, 08/10/30	386,820	381,048
5.625%, 08/10/37 (a)	595,000	572,440
Niagara Energy SAC
5.746%, 10/03/34 (144A)	243,000	243,729
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	230,000	228,563
		9,646,656
Electronics — 0.2%
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	841,000	989,203
Energy-Alternate Sources — 0.6%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy
6.700%, 03/12/42 (144A)	199,312	194,646
Empresa Generadora de Electricidad Haina SA
5.625%, 11/08/28	340,000	321,300
Greenko Dutch BV
3.850%, 03/29/26	358,000	345,917
Greenko Solar Mauritius Ltd.
5.950%, 07/29/26	215,000	214,420
Greenko Wind Projects Mauritius Ltd.
5.500%, 04/06/25	240,000	238,629
5.500%, 04/06/25 (144A)	200,000	198,858
UEP Penonome II SA
6.500%, 10/01/38	1,598,584	1,385,153
		2,898,923
Engineering & Construction — 0.8%
Aeropuerto Internacional de Tocumen SA
4.000%, 08/11/41	860,000	693,934
Heathrow Funding Ltd.
6.450%, 12/10/33 (GBP)	507,000	727,068
HTA Group Ltd.
7.500%, 06/04/29 (144A)	225,000	228,375
Kingston Airport Revenue Finance Ltd.
6.750%, 12/15/36 (144A)	365,000	378,323
Powerchina Roadbridge Group British Virgin Islands Ltd.
3.080%, 5Y H15 + 5.256%, 04/01/26 (g)	1,485,000	1,442,826
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (144A)	375,000	393,900
		3,864,426
Entertainment — 0.2%
GENM Capital Labuan Ltd.
3.882%, 04/19/31 (a)	535,000	486,664
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (a)	324,000	$287,820
5.141%, 03/15/52 (a)	317,000	244,494
		1,018,978
Food — 0.3%
China Modern Dairy Holdings Ltd.
2.125%, 07/14/26	310,000	294,298
MARB BondCo PLC
3.950%, 01/29/31	430,000	381,259
Metro, Inc.
4.657%, 02/07/33 (CAD)	628,000	480,715
Saputo, Inc.
5.250%, 11/29/29 (CAD)	377,000	296,262
		1,452,534
Gas — 0.4%
Cadent Finance PLC
0.625%, 03/19/30 (EUR)	963,000	929,763
CU, Inc.
5.896%, 11/20/34 (CAD)	69,000	57,865
Energir, Inc.
6.300%, 10/31/33 (CAD)	924,000	791,144
		1,778,772
Insurance — 0.1%
Credit Agricole Assurances SA
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (g)	600,000	690,597
Internet — 0.3%
Booking Holdings, Inc.
3.500%, 03/01/29 (EUR)	112,000	127,743
4.500%, 11/15/31 (EUR)	743,000	897,913
Prosus NV
3.061%, 07/13/31	465,000	410,428
Weibo Corp.
3.375%, 07/08/30	310,000	284,621
		1,720,705
Investment Companies — 0.4%
Gaci First Investment Co.
5.125%, 02/14/53	1,075,000	978,332
Huarong Finance 2019 Co. Ltd.
3.250%, 11/13/24	400,000	398,160
Huarong Finance II Co. Ltd.
4.625%, 06/03/26	220,000	216,223
4.875%, 11/22/26	320,000	315,601
		1,908,316
Iron/Steel — 0.3%
CSN Inova Ventures
6.750%, 01/28/28	325,000	314,031
CSN Resources SA
4.625%, 06/10/31	595,000	483,221
Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Eregli Demir ve Celik Fabrikalari TAS
8.375%, 07/23/29 (144A)	345,000	$355,309
JSW Steel Ltd.
3.950%, 04/05/27	630,000	602,399
		1,754,960
Lodging — 0.3%
Melco Resorts Finance Ltd.
5.750%, 07/21/28 (144A) (a)	390,000	376,599
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A)	270,000	277,861
Sands China Ltd.
5.400%, 08/08/28 (a)	370,000	373,562
Wynn Macau Ltd.
5.625%, 08/26/28	310,000	300,976
		1,328,998
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29 (a)	244,000	217,247
Globo Comunicacao e Participacoes SA
5.500%, 01/14/32	460,000	430,490
Grupo Televisa SAB
4.625%, 01/30/26	360,000	353,809
		1,001,546
Mining — 1.6%
Anglo American Capital PLC
4.750%, 09/21/32 (EUR)	265,000	315,126
Aris Mining Corp.
6.875%, 08/09/26	395,000	393,860
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	764,000	753,983
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50 (a)	885,000	657,725
5.950%, 01/08/34 (a)	1,740,000	1,830,718
5.950%, 01/08/34 (144A)	1,144,000	1,203,644
First Quantum Minerals Ltd.
9.375%, 03/01/29 (144A)	219,000	232,128
Nexa Resources SA
6.750%, 04/09/34 (144A) (a)	902,000	958,302
Stillwater Mining Co.
4.000%, 11/16/26 (a)	575,000	548,450
Vedanta Resources Finance II PLC
10.875%, 09/17/29 (144A)	355,000	360,598
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	1,059,000	913,599
		8,168,133
Multi-National — 0.5%
European Investment Bank
0.750%, 07/15/27 (AUD)	990,000	627,971
1.800%, 01/19/27 (AUD)	1,300,000	857,439
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Multi-National—(Continued)
International Finance Corp.
4.450%, 05/14/27 (AUD)	1,159,000	$812,260
		2,297,670
Oil & Gas — 7.5%
Adnoc Murban Rsc Ltd.
5.125%, 09/11/54 (144A) (a)	475,000	467,638
Bapco Energies BSC Closed
7.500%, 10/25/27	1,986,000	2,078,270
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (g)	234,000	257,403
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (g)	301,000	328,342
Canacol Energy Ltd.
5.750%, 11/24/28	866,000	457,833
5.750%, 11/24/28 (144A)	276,000	145,915
Ecopetrol SA
6.875%, 04/29/30	92,000	91,879
8.375%, 01/19/36 (a)	87,000	88,958
8.625%, 01/19/29 (a)	3,966,000	4,279,108
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,375,000	1,125,502
5.950%, 07/30/34 (144A)	322,000	338,473
Geopark Ltd.
5.500%, 01/17/27	230,000	219,201
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	619,000	587,597
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550%, 09/18/33	262,000	294,749
8.550%, 09/18/33 (144A)	200,000	224,999
Leviathan Bond Ltd.
6.125%, 06/30/25 (144A)	709,324	697,288
6.750%, 06/30/30 (144A)	246,793	224,582
NAK Naftogaz Ukraine via Kondor Finance PLC
7.625%, 11/08/28 (144A) †	505,000	414,130
7.650%, 07/19/25	632,760	543,486
Occidental Petroleum Corp.
5.200%, 08/01/29 (a)	227,000	230,768
5.375%, 01/01/32	237,000	240,255
Pertamina Persero PT
2.300%, 02/09/31	4,147,000	3,607,890
Petroleos de Venezuela SA
5.375%, 04/12/27 (e)	3,435,000	325,366
6.000%, 11/15/26 (e)	2,005,965	190,576
Petroleos Mexicanos
6.350%, 02/12/48 (a)	3,345,000	2,316,599
6.500%, 03/13/27	270,000	264,768
6.500%, 01/23/29 (a)	6,309,000	5,961,756
6.700%, 02/16/32	142,000	127,309
6.875%, 08/04/26	1,549,000	1,542,931
6.950%, 01/28/60	355,000	254,565
7.690%, 01/23/50 (a)	211,000	164,846
8.750%, 06/02/29	935,000	946,581
QatarEnergy
3.125%, 07/12/41	1,612,000	1,281,260
3.300%, 07/12/51	2,605,000	1,953,771
3.300%, 07/12/51 (144A)	977,000	732,208
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Raizen Fuels Finance SA
6.450%, 03/05/34 (144A) (a)	355,000	$375,734
Saudi Arabian Oil Co.
5.750%, 07/17/54 (144A)	799,000	809,003
5.875%, 07/17/64 (144A)	830,000	839,963
SierraCol Energy Andina LLC
6.000%, 06/15/28 (144A)	400,000	367,666
Tengizchevroil Finance Co. International Ltd.
3.250%, 08/15/30	415,000	360,439
3.250%, 08/15/30 (144A)	552,000	479,427
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (g)	652,000	676,755
Var Energi ASA
5.500%, 05/04/29 (EUR)	739,000	886,099
		37,801,888
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	615,000	592,218
Pipelines — 0.7%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/47	890,000	835,596
Acu Petroleo Luxembourg SARL
7.500%, 07/13/35 (144A)	615,061	617,293
Enbridge, Inc.
6.100%, 11/09/32 (CAD)	972,000	804,939
Inter Pipeline Ltd./AB
5.849%, 05/18/32 (CAD)	760,000	592,395
Southern Gas Corridor CJSC
6.875%, 03/24/26	565,000	577,868
		3,428,091
Real Estate — 0.1%
Annington Funding PLC
3.184%, 07/12/29 (GBP)	365,000	440,601
Sinochem Offshore Capital Co. Ltd.
2.375%, 09/23/31	345,000	297,364
		737,965
Real Estate Investment Trusts — 0.5%
American Tower Corp.
0.875%, 05/21/29 (EUR)	590,000	593,180
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/31	280,000	231,935
Digital Dutch Finco BV
1.250%, 02/01/31 (EUR)	306,000	295,311
1.500%, 03/15/30 (EUR)	148,000	148,690
Digital Intrepid Holding BV
0.625%, 07/15/31 (EUR)	625,000	569,588
Trust Fibra Uno
4.869%, 01/15/30	403,000	373,640
Westfield America Management Ltd.
2.625%, 03/30/29 (GBP)	340,000	405,432
		2,617,776
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Retail — 0.1%
Dollarama, Inc.
2.443%, 07/09/29 (CAD)	364,000	$253,951
5.533%, 09/26/28 (CAD)	353,000	278,634
		532,585
Savings & Loans — 0.2%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	1,058,070
Software — 0.2%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	152,607
2.000%, 05/21/30 (EUR)	100,000	104,695
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	916,000	940,521
		1,197,823
Telecommunications — 0.9%
Bell Telephone Co. of Canada or Bell Canada
3.000%, 03/17/31 (CAD)	170,000	118,699
5.850%, 11/10/32 (CAD)	879,000	718,142
C&W Senior Finance Ltd.
6.875%, 09/15/27	270,000	269,061
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26 (EUR)	441,000	473,564
1.500%, 10/17/31 (EUR)	691,000	674,839
CT Trust
5.125%, 02/03/32	390,000	357,572
Millicom International Cellular SA
7.375%, 04/02/32 (144A)	245,000	251,739
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	365,000	366,369
TELUS Corp.
5.250%, 11/15/32 (CAD)	712,000	559,071
5.750%, 09/08/33 (CAD)	768,000	623,400
Turk Telekomunikasyon AS
7.375%, 05/20/29 (144A)	340,000	348,406
		4,760,862
Transportation — 1.3%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	189,753
4.700%, 05/07/50	665,000	587,684
5.000%, 01/25/47 (a)	200,000	183,586
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36	855,609	801,888
5.875%, 07/05/34	611,116	620,883
SNCF Reseau
1.125%, 05/25/30 (EUR)	1,500,000	1,522,769
Transnet SOC Ltd.
8.250%, 02/06/28	1,070,000	1,109,141
8.250%, 02/06/28 (144A)	1,681,000	1,742,491
		6,758,195
Security Description	Principal Amount*	Value

Water — 0.3%
Aegea Finance SARL
6.750%, 05/20/29	209,000	$212,914
9.000%, 01/20/31 (144A)	220,000	238,109
Suez SACA
4.500%, 11/13/33 (EUR)	600,000	708,765
5.000%, 11/03/32 (EUR)	200,000	244,011
		1,403,799
Total Corporate Bonds & Notes (Cost $156,224,541)		158,276,048

Asset-Backed Securities—2.0%
Asset-Backed - Automobile — 0.2%
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	247,630	252,238
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	157,000	157,974
Santander Bank Auto Credit-Linked Notes
5.721%, 08/16/32 (144A)	32,863	32,888
SBNA Auto Lease Trust
6.270%, 04/20/26 (144A)	325,253	326,847
		769,947
Asset-Backed - Other — 1.7%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	108,021
AIMCO CLO
6.408%, 3M TSFR + 1.250%, 10/17/34 (144A) (g)	660,000	660,279
6.567%, 3M TSFR + 1.282%, 04/17/31 (144A) (g)	140,324	140,367
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	320,168	321,120
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	173,601	176,235
Apidos CLO XXXII Ltd.
6.382%, 3M TSFR + 1.100%, 01/20/33 (144A) (g)	1,025,000	1,025,589
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	452,953	457,233
Balboa Bay Loan Funding Ltd.
6.744%, 3M TSFR + 1.462%, 07/20/34 (144A) (g)	595,416	595,786
Basswood Park CLO Ltd.
6.544%, 3M TSFR + 1.262%, 04/20/34 (144A) (g)	474,399	474,451
BHG Securitization Trust
5.550%, 04/17/36 (144A)	222,745	223,567
CIFC Funding Ltd.
7.141%, 3M TSFR + 1.862%, 07/18/31 (144A) (g)	250,000	250,195
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	101,774
CNH Equipment Trust
5.420%, 07/15/26	54,176	54,184
Dell Equipment Finance Trust
5.650%, 09/22/28 (144A)	26,319	26,327
DLLAA LLC
5.930%, 07/20/26 (144A)	184,690	185,632
Elmwood CLO 15 Ltd.
6.622%, 3M TSFR + 1.340%, 04/22/35 (144A) (g)	500,000	500,385
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
HINNT LLC
5.490%, 03/15/43 (144A)	184,995	$188,962
HPEFS Equipment Trust
5.430%, 08/20/25 (144A)	69,949	69,989
Kubota Credit Owner Trust
5.400%, 02/17/26 (144A)	139,849	140,012
M&T Equipment Notes
4.990%, 08/18/31 (144A)	177,000	178,002
Marlette Funding Trust
5.950%, 07/17/34 (144A)	116,742	117,439
NMEF Funding LLC
5.150%, 12/15/31 (144A)	295,000	296,576
6.570%, 06/17/30 (144A)	324,015	328,795
Octagon Investment Partners 30 Ltd.
6.994%, 3M TSFR + 1.712%, 03/17/30 (144A) (g)	601,552	601,243
Pikes Peak CLO 8
6.714%, 3M TSFR + 1.432%, 07/20/34 (144A) (g)	968,631	969,822
SCF Equipment Leasing LLC
5.880%, 11/20/29 (144A)	334,000	337,104
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	165,610	168,437
Voya CLO Ltd.
6.491%, 3M TSFR + 1.212%, 04/19/31 (144A) (g)	147,401	147,493
		8,845,019
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	468,315
Total Asset-Backed Securities (Cost $10,121,524)		10,083,281

U.S. Treasury & Government Agencies—1.4%
Agency Sponsored Mortgage-Backed — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.080%, SOFR30A + 0.800%, 10/25/41 (144A) (g)	12,207	12,191
6.230%, SOFR30A + 0.950%, 12/25/41 (144A) (g)	832,492	829,877
6.480%, SOFR30A + 1.200%, 08/25/44 (144A) (g)	641,725	642,025
6.780%, SOFR30A + 1.500%, 10/25/41 (144A) (g)	780,022	784,289
6.930%, SOFR30A + 1.650%, 01/25/34 (144A) (g)	133,398	134,057
7.363%, SOFR30A + 2.100%, 03/25/43 (144A) (g)	306,479	310,310
9.630%, SOFR30A + 4.350%, 04/25/42 (144A) (g)	208,229	221,575
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.130%, SOFR30A + 0.850%, 12/25/41 (144A) (g)	121,095	120,943
6.280%, SOFR30A + 1.000%, 07/25/44 (144A) (g)	197,356	197,357
6.380%, SOFR30A + 1.100%, 05/25/44 (144A) (g)	395,635	395,634
6.393%, SOFR30A + 1.050%, 09/25/44 (144A) (g)	166,064	166,148
6.830%, SOFR30A + 1.550%, 10/25/41 (144A) (g)	57,565	57,809
6.930%, SOFR30A + 1.650%, 12/25/41 (144A) (g)	909,180	915,688
7.163%, SOFR30A + 1.900%, 06/25/43 (144A) (g)	266,112	268,108
7.495%, SOFR30A + 2.214%, 03/25/31 (g)	1,159,934	1,179,514
7.563%, SOFR30A + 2.300%, 05/25/43 (144A) (g)	366,223	375,190
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
7.830%, SOFR30A + 2.550%, 07/25/42 (144A) (g)	495,455	$508,588
Total U.S. Treasury & Government Agencies (Cost $7,037,751)		7,119,303

Mortgage-Backed Securities—0.8%
Collateralized Mortgage Obligations — 0.1%
Bellemeade Re Ltd.
6.280%, SOFR30A + 1.000%, 09/25/31 (144A) (g)	470,651	471,324
Eagle RE Ltd.
7.330%, SOFR30A + 2.050%, 04/25/34 (144A) (g)	50,775	50,845
PMT Credit Risk Transfer Trust
9.062%, SOFR30A + 3.814%, 11/27/31 (144A) (g)	17,393	17,450
		539,619
Commercial Mortgage-Backed Securities — 0.7%
BFLD Mortgage Trust
6.812%, 1M TSFR + 1.714%, 06/15/38 (144A) (g)	310,000	309,328
BX Commercial Mortgage Trust
6.592%, 1M TSFR + 1.492%, 10/15/41 (144A) (g)	267,000	267,000
DTP Commercial Mortgage Trust
6.038%, 01/15/41 (144A) (g)	144,000	147,674
Fashion Show Mall LLC
5.274%, 10/10/29 (144A) (g)	250,000	249,330
Great Wolf Trust
6.639%, 1M TSFR + 1.542%, 03/15/39 (144A) (g)	688,000	686,495
HILT Commercial Mortgage Trust
6.638%, 1M TSFR + 1.541%, 05/15/37 (144A) (g)	260,000	259,512
JP Morgan Chase Commercial Mortgage Securities Trust
3.686%, 12/15/47 (144A) (g)	1,500,000	819,772
NJ Trust
6.697%, 01/06/29 (144A) (g)	301,751	320,020
NRTH Mortgage Trust
6.738%, 1M TSFR + 1.641%, 03/15/39 (144A) (g)	743,000	743,334
		3,802,465
Total Mortgage-Backed Securities (Cost $4,783,828)		4,342,084

Municipals—0.2%
California Earthquake Authority
5.603%, 07/01/27	275,000	279,084
State Board of Administration Finance Corp.
2.154%, 07/01/30	395,000	350,858
5.526%, 07/01/34	247,000	260,448
Total Municipals (Cost $864,649)		890,390
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Short-Term Investments—2.2%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $8,020,840; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $8,180,583	8,020,005	$8,020,005
U.S. Treasury—0.6%
U.S. Treasury Bills
4.555%, 02/27/25 (d)	2,670,900	2,623,034
4.874%, 11/14/24 (d)	470,000	467,323
		3,090,357
Total Short-Term Investments (Cost $11,107,746)		11,110,362

Securities Lending Reinvestments (h)—2.1%
Repurchase Agreements—0.6%
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,200,162; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $1,224,468	1,200,000	1,200,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,700,233; collateralized by various Common Stock with an aggregate market value of $1,870,256	1,700,000	1,700,000
		2,900,000

Mutual Funds—1.5%
Allspring Government Money Market Fund, Select Class, 4.860% (i)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (i)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (i)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.830% (i)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.780% (i)	200,000	200,000
HSBC U.S. Government Money Market Fund, Class I, 4.850% (i)	30,000	30,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (i)	1,152,295	1,152,295
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (i)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.840% (i)	50,000	50,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (i)	50,000	50,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.810% (i)	50,000	$50,000
		7,932,295
Total Securities Lending Reinvestments (Cost $10,832,295)		10,832,295
Total Investments—101.3% (Cost $516,784,787)		512,565,482
Other assets and liabilities (net)—(1.3)%		(6,756,951)
Net Assets—100.0%		$505,808,531

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $1,269,224, which is 0.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $16,526,811 and the collateral received consisted of cash in the amount of $10,832,295 and non-cash collateral with a value of $6,233,903. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The rate shown represents current yield to maturity.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$100,914,562, which is 20.0% of net assets.

BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Credicorp Capital Sociedad Titulizadora SA, 10.100%, 12/15/43	12/19/23	$3,100,000	$836,256	$855,094
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/28	11/04/19	505,000	505,000	414,130
				$1,269,224
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	5,867,411	BOA	10/02/24	USD	1,076,965	$79
BRL	3,649,951	BOA	10/02/24	USD	647,729	22,270
BRL	3,538,462	BBP	10/02/24	USD	649,486	48
BRL	19,187,532	BBP	10/02/24	USD	3,452,796	69,339
BRL	7,106,006	CBNA	10/02/24	USD	1,294,237	10,168
BRL	7,217,496	MSCS	10/02/24	USD	1,324,773	97
BRL	13,320,121	MSCS	10/02/24	USD	2,444,911	180
BRL	13,320,121	MSCS	11/04/24	USD	2,437,038	(936)
BRL	7,217,496	MSCS	11/04/24	USD	1,320,507	(507)
CAD	428,113	SSBT	11/07/24	USD	317,454	(626)
CLP	591,979,712	BOA	11/08/24	USD	628,029	30,057
CNH	12,360,192	UBSA	10/09/24	USD	1,766,170	(2,130)
CZK	14,811,396	JPMC	11/21/24	USD	652,107	2,462
EUR	4,351,636	BOA	10/25/24	USD	4,848,922	(296)
EUR	4,053,702	BNP	10/25/24	USD	4,518,061	(1,395)
EUR	2,106,848	BNP	10/25/24	USD	2,344,643	2,824
EUR	656,335	DBAG	10/25/24	USD	722,734	8,559
EUR	563,163	GSI	10/25/24	USD	623,803	3,678
EUR	1,858,090	GSI	10/25/24	USD	2,055,954	14,344
EUR	1,399,554	HSBCU	10/25/24	USD	1,563,291	(3,896)
EUR	505,316	HSBCU	10/25/24	USD	561,043	1,985
EUR	509,095	HSBCU	10/25/24	USD	561,456	5,781
EUR	201,741	SSBT	10/25/24	USD	225,383	(601)
EUR	453,039	SSBT	10/25/24	USD	504,902	(122)
EUR	492,476	SSBT	10/25/24	USD	548,803	(82)
EUR	306,289	SSBT	10/25/24	USD	340,313	957
EUR	427,577	SSBT	10/25/24	USD	474,669	1,741
EUR	245,740	SSBT	10/25/24	USD	270,416	3,389
GBP	1,303,765	CBNA	11/08/24	USD	1,744,813	(1,791)
GBP	426,348	HSBCU	11/08/24	USD	571,070	(1,078)
GBP	43,297	SSBT	11/08/24	USD	56,738	1,146
GBP	198,907	SSBT	11/08/24	USD	262,276	3,647
HUF	33,604,681	SSBT	11/21/24	USD	93,092	885
IDR	12,313,734,358	CBNA	10/25/24	USD	809,581	2,983
IDR	44,709,479,358	SCB	10/25/24	USD	2,906,043	44,268
IDR	52,376,091,381	SCB	10/25/24	USD	3,346,715	109,505
INR	55,174,176	BBP	12/06/24	USD	655,030	1,338
JPY	81,716,854	JPMC	10/17/24	USD	553,611	16,116
JPY	10,655,387	SSBT	10/17/24	USD	74,354	(65)
KRW	930,250,874	BOA	10/18/24	USD	685,015	27,004
SGD	877,438	CBNA	10/18/24	USD	663,858	19,378
SGD	1,725,782	CBNA	10/18/24	USD	1,312,756	31,062
SGD	1,727,785	HSBCU	10/18/24	USD	1,291,540	53,838
SGD	876,291	JPMC	10/18/24	USD	672,999	9,344
SGD	876,211	SCB	10/18/24	USD	663,534	18,747
ZAR	1,821,094	SSBT	10/17/24	USD	101,663	3,610
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,809,697	BOA	11/22/24	USD	6,633,945	$(152,367)
BRL	3,649,951	BOA	10/02/24	USD	669,949	(49)
BRL	5,867,411	BOA	10/02/24	USD	1,079,759	2,715
BRL	3,538,462	BBP	10/02/24	USD	636,746	(12,787)
BRL	19,187,532	BBP	10/02/24	USD	3,521,876	(259)
BRL	7,106,006	CBNA	10/02/24	USD	1,304,309	(96)
BRL	7,217,496	MSCS	10/02/24	USD	1,325,284	414
BRL	13,320,121	MSCS	10/02/24	USD	2,445,854	763
CAD	30,452,099	BOA	11/07/24	USD	22,467,739	(68,547)
CAD	1,059,141	SSBT	11/07/24	USD	780,125	(3,700)
CAD	1,008,146	SSBT	11/07/24	USD	745,305	(780)
CAD	78,556	SSBT	11/07/24	USD	57,864	(272)
CAD	494,752	SSBT	11/07/24	USD	368,099	1,955
CLP	1,204,965,620	MSCS	11/08/24	USD	1,278,343	(61,181)
CLP	1,101,071,812	MSCS	11/08/24	USD	1,168,122	(55,906)
CNH	131,024,924	BNP	11/21/24	USD	18,782,243	17,627
CNH	45,341,458	SCB	11/21/24	USD	6,460,830	(32,706)
CNH	12,360,192	UBSA	11/21/24	USD	1,772,253	2,099
COP	1,577,911,867	BBP	11/08/24	USD	378,510	5,093
COP	12,922,575,504	MSCS	11/08/24	USD	3,078,783	20,621
COP	29,239,865,883	MSCS	11/08/24	USD	6,966,351	46,660
CZK	14,810,307	SSBT	11/21/24	USD	651,607	(2,914)
CZK	14,765,486	UBSA	11/21/24	USD	658,813	6,273
EUR	574,480	BOA	10/25/24	USD	629,079	(11,010)
EUR	19,978,241	BOA	11/06/24	USD	22,090,401	(180,654)
EUR	707,569	BBP	10/25/24	USD	785,792	(2,586)
EUR	16,635,143	BNP	10/17/24	USD	18,172,563	(356,158)
EUR	4,819,569	CBNA	10/25/24	USD	5,324,872	(45,129)
EUR	24,159,793	CBNA	11/07/24	USD	26,982,476	48,943
EUR	1,950,970	DBAG	10/25/24	USD	2,174,452	666
EUR	16,722,189	GSI	10/25/24	USD	18,482,083	(149,911)
EUR	1,840,714	HSBCU	10/25/24	USD	2,050,852	(85)
EUR	9,055,554	HSBCU	10/25/24	USD	10,097,849	8,080
EUR	854,728	JPMC	10/25/24	USD	935,573	(16,771)
EUR	583,101	JPMC	10/25/24	USD	651,534	1,838
EUR	2,917,591	JPMC	10/25/24	USD	3,272,491	21,688
EUR	1,848,811	MSCS	10/25/24	USD	2,026,798	(33,162)
EUR	729,679	NWM	10/25/24	USD	808,585	(4,429)
EUR	1,118,536	SCB	10/25/24	USD	1,230,444	(15,838)
EUR	376,026	SSBT	10/25/24	USD	420,196	1,225
GBP	14,795,588	BOA	11/08/24	USD	19,591,963	(188,480)
GBP	896,004	BOA	11/08/24	USD	1,186,467	(11,414)
GBP	2,375,425	JPMC	11/08/24	USD	3,169,733	(6,008)
IDR	10,615,511,128	BOA	10/25/24	USD	701,110	609
IDR	123,330,225,377	CBNA	10/25/24	USD	7,560,705	(577,672)
IDR	16,617,690,558	CBNA	10/25/24	USD	1,040,036	(56,541)
JPY	260,325,364	BBP	10/17/24	USD	1,845,391	30,411
JPY	5,013,717,362	JPMC	10/17/24	USD	34,344,444	(611,036)
JPY	534,354,867	SSBT	10/17/24	USD	3,712,539	(12,966)
KRW	1,092,553,773	BOA	10/18/24	USD	792,567	(43,680)
KRW	938,987,834	BOA	10/18/24	USD	687,918	(30,789)
KRW	986,536,118	BOA	10/18/24	USD	730,822	(24,279)
KRW	7,972,589,819	MSCS	10/18/24	USD	5,821,461	(280,807)
MYR	2,842,545	MSCS	11/21/24	USD	651,661	(39,454)
MYR	2,826,456	MSCS	11/21/24	USD	648,567	(38,636)
PEN	1,822,565	UBSA	11/08/24	USD	480,444	(10,952)
BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PEN	1,428,626	UBSA	11/08/24	USD	376,598	$(8,585)
PLN	2,581,693	SSBT	11/21/24	USD	663,209	(6,728)
SEK	14,143,307	MSCS	11/22/24	USD	1,393,405	(2,603)
SGD	861,478	BOA	10/18/24	USD	651,612	(19,197)
SGD	1,746,671	CBNA	10/18/24	USD	1,332,795	(27,289)
SGD	877,369	CBNA	10/18/24	USD	665,108	(18,075)
SGD	1,732,228	HSBCU	10/18/24	USD	1,292,354	(56,484)
SGD	863,040	MSCS	10/18/24	USD	643,783	(28,242)
ZAR	34,727,224	BNP	10/17/24	USD	1,939,893	(67,594)
Net Unrealized Depreciation						$(2,649,824)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	12/06/24	145	EUR	17,407,250	$96,808
Euro-Schatz Futures	12/06/24	25	EUR	2,679,375	12,776
U.S. Treasury Long Bond Futures	12/19/24	15	USD	1,862,813	(2,484)
U.S. Treasury Note 10 Year Futures	12/19/24	94	USD	10,742,437	9,505
U.S. Treasury Note 2 Year Futures	12/31/24	88	USD	18,325,313	9,691
U.S. Treasury Note 5 Year Futures	12/31/24	203	USD	22,306,211	(40,066)
U.S. Treasury Ultra Long Bond Futures	12/19/24	26	USD	3,460,437	(10,659)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/18/24	(69)	CAD	(8,625,690)	(39,305)
Canada Government Bond 5 Year Futures	12/18/24	(20)	CAD	(2,308,800)	(11,712)
Japanese Government 10 Year Bond Futures	12/13/24	(7)	JPY	(1,012,550,000)	23,773
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(29)	USD	(3,430,609)	(3,573)
Net Unrealized Appreciation					$44,754
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	3.209%	Annually	03/21/33	USD	1,380,000	$(8,750)	$—	$(8,750)
Receive	3M STIBOR	Quarterly	2.250%	Quarterly	09/02/26	SEK	25,467,000	(9,279)	—	(9,279)
Receive	3M STIBOR	Quarterly	2.257%	Quarterly	09/02/26	SEK	27,836,000	(10,499)	—	(10,499)
Receive	3M STIBOR	Quarterly	2.265%	Quarterly	09/02/26	SEK	27,835,000	(10,907)	—	(10,907)
Receive	3M STIBOR	Quarterly	2.290%	Quarterly	08/30/26	SEK	27,836,000	(12,196)	—	(12,196)
Receive	3M STIBOR	Quarterly	2.298%	Quarterly	09/02/26	SEK	27,836,000	(12,592)	—	(12,592)
Totals								$(64,223)	$—	$(64,223)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.43.V1	1.000%	Quarterly	12/20/29	0.528%	USD	4,660,000	$104,347	$104,677	$(330)
BHFTI-41

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Sovereign Issues—Buy Protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.42.V1	(1.000%)	Quarterly	12/20/29	0.634%	USD	4,660,000	$(82,146)	$(78,734)	$(3,412)
Qatar Government International Bonds 9.750%, due on 06/15/30	(1.000%)	Quarterly	12/20/29	0.412%	USD	17,910,000	(505,850)	(491,911)	(13,939)
Totals							$(587,996)	$(570,645)	$(17,351)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$309,911,719	$—	$309,911,719
Total Corporate Bonds & Notes*	—	158,276,048	—	158,276,048
Total Asset-Backed Securities*	—	10,083,281	—	10,083,281
Total U.S. Treasury & Government Agencies*	—	7,119,303	—	7,119,303
Total Mortgage-Backed Securities*	—	4,342,084	—	4,342,084
Total Municipals*	—	890,390	—	890,390
Total Short-Term Investments*	—	11,110,362	—	11,110,362
Securities Lending Reinvestments
Repurchase Agreements	—	2,900,000	—	2,900,000
Mutual Funds	7,932,295	—	—	7,932,295
Total Securities Lending Reinvestments	7,932,295	2,900,000	—	10,832,295
Total Investments	$7,932,295	$504,633,187	$—	$512,565,482
Collateral for Securities Loaned (Liability)	$—	$(10,832,295)	$—	$(10,832,295)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$738,509	$—	$738,509
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,388,333)	—	(3,388,333)
Total Forward Contracts	$—	$(2,649,824)	$—	$(2,649,824)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$152,553	$—	$—	$152,553
Futures Contracts (Unrealized Depreciation)	(107,799)	—	—	(107,799)
Total Futures Contracts	$44,754	$—	$—	$44,754
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(81,904)	$—	$(81,904)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-42

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.6%
L3Harris Technologies, Inc.	40,377	$9,604,477
Automobile Components — 1.0%
Aptiv PLC (a)	52,182	3,757,626
Banks — 3.3%
Fifth Third Bancorp	190,608	8,165,647
Regions Financial Corp.	175,826	4,102,020
		12,267,667
Beverages — 3.1%
Keurig Dr. Pepper, Inc.	303,345	11,369,371
Building Products — 2.4%
Carlisle Cos., Inc.	19,863	8,933,384
Capital Markets — 2.4%
Jefferies Financial Group, Inc.	141,511	8,710,002
Chemicals — 2.4%
Ashland, Inc.	26,103	2,270,178
Huntsman Corp.	145,523	3,521,657
RPM International, Inc. (b)	25,773	3,118,533
		8,910,368
Commercial Services & Supplies — 2.6%
Republic Services, Inc.	48,302	9,700,974
Construction & Engineering — 1.4%
API Group Corp. (a)	104,487	3,450,161
MasTec, Inc. (a)	13,453	1,656,064
		5,106,225
Construction Materials — 2.7%
Vulcan Materials Co.	39,733	9,950,335
Containers & Packaging — 3.3%
AptarGroup, Inc.	19,736	3,161,510
Graphic Packaging Holding Co. (b)	310,351	9,183,286
		12,344,796
Distributors — 1.0%
LKQ Corp.	95,683	3,819,665
Electric Utilities — 4.8%
American Electric Power Co., Inc.	90,527	9,288,070
FirstEnergy Corp.	192,743	8,548,152
		17,836,222
Energy Equipment & Services — 1.3%
Baker Hughes Co.	106,532	3,851,132
NOV, Inc.	69,316	1,106,976
		4,958,108
Financial Services — 1.7%
Euronet Worldwide, Inc. (a)	63,739	6,324,821
Security Description	Shares	Value
Ground Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.	88,213	$4,759,091
Health Care Equipment & Supplies — 3.1%
Alcon, Inc.	53,833	5,387,069
Zimmer Biomet Holdings, Inc.	54,994	5,936,602
		11,323,671
Health Care Providers & Services — 3.2%
Humana, Inc.	12,493	3,957,033
Labcorp Holdings, Inc.	35,393	7,909,628
		11,866,661
Hotels, Restaurants & Leisure — 1.4%
Wendy's Co. (b)	92,461	1,619,917
Yum China Holdings, Inc.	78,383	3,528,802
		5,148,719
Household Products — 4.1%
Church & Dwight Co., Inc. (b)	63,245	6,623,016
Reynolds Consumer Products, Inc.	272,228	8,466,291
		15,089,307
Insurance — 10.4%
Allstate Corp.	54,954	10,422,026
Arch Capital Group Ltd. (a)	106,039	11,863,644
Axis Capital Holdings Ltd. (b)	22,466	1,788,518
Brown & Brown, Inc.	84,887	8,794,293
Loews Corp.	68,575	5,420,854
		38,289,335
IT Services — 1.4%
Amdocs Ltd.	60,623	5,303,300
Life Sciences Tools & Services — 2.6%
Charles River Laboratories International, Inc. (a) (b)	37,492	7,384,799
Qiagen NV (a)	50,450	2,299,007
		9,683,806
Machinery — 1.7%
Donaldson Co., Inc.	20,646	1,521,610
Gates Industrial Corp. PLC (a) (b)	269,969	4,737,956
		6,259,566
Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	109,584	5,470,433
Mortgage Real Estate Investment Trusts — 2.1%
Annaly Capital Management, Inc. (b)	387,820	7,783,547
Office REITs — 2.1%
BXP, Inc. (b)	97,457	7,841,390
Oil, Gas & Consumable Fuels — 3.7%
Devon Energy Corp.	58,348	2,282,574
EOG Resources, Inc.	40,855	5,022,305
EQT Corp.	15,087	552,788
BHFTI-43

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Rights—0.0%
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Targa Resources Corp.	13,822	$2,045,794
Valero Energy Corp.	26,964	3,640,949
		13,544,410
Professional Services — 3.6%
Amentum Holdings, Inc. (a)	54,269	1,750,176
Dun & Bradstreet Holdings, Inc. (b)	393,612	4,530,474
Jacobs Solutions, Inc.	54,269	7,103,812
		13,384,462
Real Estate Management & Development — 4.1%
CBRE Group, Inc. - Class A (a)	120,337	14,979,550
Semiconductors & Semiconductor Equipment — 3.0%
ON Semiconductor Corp. (a)	58,266	4,230,694
Teradyne, Inc.	50,493	6,762,528
		10,993,222
Software — 1.0%
Informatica, Inc. - Class A (a) (b)	141,295	3,571,938
Specialized REITs — 4.8%
CubeSmart	99,304	5,345,534
Gaming & Leisure Properties, Inc. (b)	122,340	6,294,393
Weyerhaeuser Co.	175,236	5,933,491
		17,573,418
Specialty Retail — 0.9%
Foot Locker, Inc.	63,543	1,641,951
RH (a) (b)	5,505	1,841,037
		3,482,988
Trading Companies & Distributors — 3.1%
AerCap Holdings NV	119,520	11,320,935
Water Utilities — 1.9%
American Water Works Co., Inc. (b)	48,347	7,070,265
Total Common Stocks (Cost $268,840,993)		358,334,055

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	0

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	84,465	$0

Short-Term Investments—3.3%
Repurchase Agreement—3.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $12,238,346; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $12,481,897	12,237,071	12,237,071
Total Short-Term Investments (Cost $12,237,071)		12,237,071

Securities Lending Reinvestments (e)—6.7%
Repurchase Agreements—5.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $700,096; collateralized by various Common Stock with an aggregate market value of $779,582	700,000	700,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $1,800,249; collateralized by various Common Stock with an aggregate market value of $2,004,640	1,800,000	1,800,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $4,595,646; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $4,687,559	4,595,026	4,595,026
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $1,000,964; collateralized by various Common Stock with an aggregate market value of $1,115,660	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,224,068	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $300,042; collateralized by various Common Stock with an aggregate market value of $334,627	300,000	300,000
BHFTI-44

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $3,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $3,061,171	3,000,000	$3,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $1,004,958; collateralized by various Common Stock with an aggregate market value of $1,111,269	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $500,068; collateralized by various Common Stock with an aggregate market value of $550,075	500,000	500,000
		18,895,026

Mutual Funds—1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (f)	3,000,000	3,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $24,895,026)		24,895,026
Total Investments—107.0% (Cost $306,148,802)		395,466,152
Other assets and liabilities (net)—(7.0)%		(25,884,504)
Net Assets—100.0%		$369,581,648

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $43,945,004 and the collateral received consisted of cash in the amount of
$24,895,026 and non-cash collateral with a value of $20,278,372. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$358,334,055	$—	$—	$358,334,055
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	12,237,071	—	12,237,071
Securities Lending Reinvestments
Repurchase Agreements	—	18,895,026	—	18,895,026
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	18,895,026	—	24,895,026
Total Investments	$364,334,055	$31,132,097	$0	$395,466,152
Collateral for Securities Loaned (Liability)	$—	$(24,895,026)	$—	$(24,895,026)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-45

Brighthouse Funds Trust I
American Funds Balanced Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,444,050	$339,002,041
American Funds American Mutual Fund (Class R-6)	4,980,382	295,386,464
American Funds Capital World Bond Fund (Class 1) (a)	10,817,549	113,259,734
American Funds Fundamental Investors Fund (Class R-6)	3,968,818	339,175,166
American Funds Growth Fund (Class 1)	3,023,049	361,163,655
American Funds Growth-Income Fund (Class 1)	5,562,723	381,602,829
American Funds High-Income Trust Fund (Class R-6)	18,855,240	186,478,328
American Funds International Fund (Class 1) (a)	14,464,691	284,809,756
American Funds International Growth & Income Fund (Class R-6) (a)	9,483,868	370,439,888
American Funds New World Fund (Class 1)	2,958,493	85,500,459
American Funds Smallcap World Fund, Inc. (Class R-6)	1,724,940	127,231,554
American Funds The Bond Fund of America (Class 1) (a)	54,576,164	541,395,548
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	34,981,207	$429,569,216
American Funds Washington Mutual Investors Fund (Class 1) (a)	19,825,580	338,422,657
Total Mutual Funds (Cost $3,725,480,935)		4,193,437,295
Total Investments—100.1% (Cost $3,725,480,935)		4,193,437,295
Other assets and liabilities (net)—(0.1)%		(2,329,140)
Net Assets—100.0%		$4,191,108,155

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
American Funds Capital World Bond Fund (Class 1)	$121,667,947	$399,277	$(12,024,666)	$(2,895,775)	$6,112,951	$113,259,734
American Funds International Fund (Class 1)	277,810,751	694,780	(26,995,652)	2,838,541	30,461,336	284,809,756
American Funds International Growth & Income Fund (Class R-6)	360,070,560	8,755,148	(29,873,732)	(1,222,284)	32,710,196	370,439,888
American Funds The Bond Fund of America (Class 1)	520,470,378	10,005,859	(10,305,983)	(1,041,451)	22,266,745	541,395,548
American Funds Washington Mutual Investors Fund (Class 1)	328,385,780	4,047,248	(48,833,792)	7,302,670	47,520,751	338,422,657
	$1,608,405,416	$23,902,312	$(128,033,825)	$4,981,701	$139,071,979	$1,648,327,583

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
American Funds Capital World Bond Fund (Class 1)	$—	$342,853	10,817,549
American Funds International Fund (Class 1)	—	674,881	14,464,691
American Funds International Growth & Income Fund (Class R-6)	—	8,571,988	9,483,868
American Funds The Bond Fund of America (Class 1)	—	3,605,531	54,576,164
American Funds Washington Mutual Investors Fund (Class 1)	2,698,868	1,348,380	19,825,580
	$2,698,868	$14,543,633
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,193,437,295	$—	$—	$4,193,437,295
Total Investments	$4,193,437,295	$—	$—	$4,193,437,295
BHFTI-46

Brighthouse Funds Trust I
American Funds Growth Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,517,998	$342,369,638
American Funds American Mutual Fund (Class R-6)	4,485,440	266,031,419
American Funds Capital World Bond Fund (Class 1) (a)	4,114,374	43,077,494
American Funds Fundamental Investors Fund (Class R-6)	3,834,856	327,726,795
American Funds Growth Fund (Class 1)	2,621,679	313,212,051
American Funds Growth-Income Fund (Class 1)	4,339,145	297,665,318
American Funds High-Income Trust Fund (Class R-6)	7,319,181	72,386,698
American Funds International Fund (Class 1) (a)	13,523,794	266,283,513
American Funds International Growth & Income Fund (Class R-6) (a)	8,362,455	326,637,507
American Funds New World Fund (Class 1)	3,091,395	89,341,316
American Funds Smallcap World Fund, Inc. (Class R-6)	2,022,499	149,179,497
American Funds The Bond Fund of America (Class 1)	12,949,122	128,455,291
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,487,949	$42,832,009
American Funds Washington Mutual Investors Fund (Class 1)	17,378,851	296,656,988
Total Mutual Funds (Cost $2,439,289,051)		2,961,855,534
Total Investments—100.1% (Cost $2,439,289,051)		2,961,855,534
Other assets and liabilities (net)—(0.1)%		(1,708,295)
Net Assets—100.0%		$2,960,147,239

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
American Funds Capital World Bond Fund (Class 1)	$41,858,270	$760,729	$(851,316)	$(148,162)	$1,457,973	$43,077,494
American Funds International Fund (Class 1)	255,761,609	665,306	(20,861,480)	1,917,979	28,800,099	266,283,513
American Funds International Growth & Income Fund (Class R-6)	311,216,916	7,658,780	(19,621,366)	(851,477)	28,234,654	326,637,507
	$608,836,795	$9,084,815	$(41,334,162)	$918,340	$58,492,726	$635,998,514

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
American Funds Capital World Bond Fund (Class 1)	$124,402	4,114,374
American Funds International Fund (Class 1)	627,323	13,523,794
American Funds International Growth & Income Fund (Class R-6)	7,507,881	8,362,455
	$8,259,606
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,961,855,534	$—	$—	$2,961,855,534
Total Investments	$2,961,855,534	$—	$—	$2,961,855,534
BHFTI-47

Brighthouse Funds Trust I
American Funds Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,315,095,687)	15,302,217	$1,828,155,813
Total Investments—100.1% (Cost $1,315,095,687)		1,828,155,813
Other assets and liabilities (net)—(0.1)%		(1,068,094)
Net Assets—100.0%		$1,827,087,719

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows.
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
American Funds Growth Fund (Class 1)	$1,670,669,817	$51,422,246	$(215,336,430)	$88,949,832	$232,450,348	$1,828,155,813

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
American Funds Growth Fund (Class 1)	$40,166,733	$3,441,843	15,302,217
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,828,155,813	$—	$—	$1,828,155,813
Total Investments	$1,828,155,813	$—	$—	$1,828,155,813
BHFTI-48

Brighthouse Funds Trust I
American Funds Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	2,271,435	$103,441,147
American Funds American Mutual Fund (Class R-6)	2,790,612	165,511,212
American Funds Capital World Bond Fund (Class 1) (a)	6,805,270	71,251,174
American Funds Fundamental Investors Fund (Class R-6)	1,210,389	103,439,876
American Funds Growth Fund (Class 1)	865,844	103,442,316
American Funds Growth-Income Fund (Class 1)	2,412,661	165,508,525
American Funds High-Income Trust Fund (Class R-6)	11,364,641	112,396,303
American Funds International Fund (Class 1)	5,744,069	113,100,727
American Funds International Growth & Income Fund (Class R-6)	3,430,620	134,000,009
American Funds New World Fund (Class 1)	715,913	20,689,882
American Funds Smallcap World Fund, Inc. (Class R-6)	280,491	20,689,032
American Funds The Bond Fund of America (Class 1) (a)	38,844,343	385,335,882
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	31,448,364	$386,185,907
American Funds Washington Mutual Investors Fund (Class 1)	9,695,868	165,508,470
Total Mutual Funds (Cost $1,924,431,680)		2,050,500,462
Total Investments—100.1% (Cost $1,924,431,680)		2,050,500,462
Other assets and liabilities (net)—(0.1)%		(1,292,933)
Net Assets—100.0%		$2,049,207,529

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
American Funds Capital World Bond Fund (Class 1)	$61,143,513	$7,987,411	$(261,676)	$(45,953)	$2,427,879	$71,251,174
American Funds The Bond Fund of America (Class 1)	385,221,327	3,069,930	(18,157,951)	(2,563,012)	17,765,588	385,335,882
	$446,364,840	$11,057,341	$(18,419,627)	$(2,608,965)	$20,193,467	$456,587,056

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
American Funds Capital World Bond Fund (Class 1)	$202,718	6,805,270
American Funds The Bond Fund of America (Class 1)	2,632,621	38,844,343
	$2,835,339
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,050,500,462	$—	$—	$2,050,500,462
Total Investments	$2,050,500,462	$—	$—	$2,050,500,462
BHFTI-49

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—88.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 88.4%
Communication Services Select Sector SPDR Fund	257,066	$23,238,766
Consumer Discretionary Select Sector SPDR Fund (a)	122,035	24,452,153
Consumer Staples Select Sector SPDR Fund (a)	137,500	11,412,500
Energy Select Sector SPDR Fund (a)	81,470	7,153,066
Financial Select Sector SPDR Fund (a)	655,503	29,707,396
Health Care Select Sector SPDR Fund (a)	173,123	26,664,405
Industrial Select Sector SPDR Fund (a)	150,496	20,383,178
iShares Core MSCI EAFE ETF (a) (b)	13,347,168	1,041,746,462
iShares Core S&P 500 ETF (b)	1,491,389	860,263,003
iShares Core U.S. Aggregate Bond ETF (a) (b)	7,287,406	737,995,606
iShares U.S. Real Estate ETF (a) (b)	849,404	86,528,786
Materials Select Sector SPDR Fund (a)	59,476	5,732,297
Technology Select Sector SPDR Fund (a)	284,792	64,294,642
Utilities Select Sector SPDR Fund (a)	81,104	6,551,581
Vanguard Total Bond Market ETF (a)	10,172,219	764,035,369
Total Mutual Funds (Cost $3,198,696,365)		3,710,159,210

Short-Term Investments—9.2%
Mutual Funds—4.1%
SSGA USD Liquidity Fund, D Shares, 4.934% (c)	173,755,447	173,755,447

Repurchase Agreement—5.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $213,642,059; collateralized by U.S. Treasury Notes at 4.625%, maturing 06/30/26, with a market value of $217,892,463	213,619,807	213,619,807
Total Short-Term Investments (Cost $387,375,255)		387,375,254

Securities Lending Reinvestments (d)—19.9%
Certificates of Deposit—3.9%
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (e)	5,000,000	5,000,008
5.130%, SOFR + 0.300%, 03/04/25 (e)	6,000,000	6,000,040
5.390%, SOFR + 0.550%, 11/08/24 (e)	4,000,000	4,001,532
Bank of Nova Scotia
5.150%, SOFR + 0.310%, 03/19/25 (e)	5,000,000	4,999,969
5.180%, SOFR + 0.340%, 05/02/25 (e)	5,000,000	4,998,130
Canadian Imperial Bank of Commerce (NY)
5.200%, SOFR + 0.360%, 01/09/25 (e)	4,000,000	4,001,656
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,000,000	1,001,195
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (e)	10,000,000	10,001,280
Credit Agricole SA
5.090%, SOFR + 0.260%, 11/15/24 (e)	2,000,000	2,000,004
5.150%, SOFR + 0.320%, 02/18/25 (e)	2,000,000	2,000,002
Credit Industriel et Commercial
Zero Coupon, 11/18/24	5,000,000	4,967,350
5.515%, 10/17/24	6,000,000	6,001,530
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (e)	5,000,000	5,000,120
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/23/24	3,000,000	$2,990,730
5.060%, SOFR + 0.220%, 01/27/25 (e)	2,000,000	2,000,000
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (e)	15,000,000	15,001,560
MUFG Bank Ltd. (London)
5.070%, SOFR + 0.240%, 11/01/24 (e)	1,000,000	1,000,007
Nordea Bank Abp
5.130%, SOFR + 0.290%, 02/05/25 (e)	5,000,000	5,002,450
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (e)	6,000,000	6,000,222
Rabobank International
5.150%, SOFR + 0.320%, 02/07/25 (e)	5,000,000	5,000,022
Royal Bank of Canada
5.180%, SOFR + 0.340%, 04/22/25 (e)	5,000,000	5,005,450
5.180%, SOFR + 0.340%, 05/08/25 (e)	5,000,000	5,004,760
Skandinaviska Enskilda Banken AB
5.130%, SOFR + 0.300%, 02/06/25 (e)	5,000,000	5,002,340
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (e)	8,000,000	8,000,112
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (e)	10,000,000	10,002,300
Svenska Handelsbanken AB
5.130%, SOFR + 0.300%, 02/06/25 (e)	3,000,000	3,001,374
5.180%, SOFR + 0.350%, 01/17/25 (e)	4,000,000	4,003,368
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (e)	10,000,000	9,999,942
5.180%, SOFR + 0.350%, 08/12/25 (e)	5,000,000	4,999,430
5.210%, SOFR + 0.380%, 01/08/25 (e)	8,000,000	8,000,126
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (e)	5,000,000	5,000,505
		164,987,514
Commercial Paper—0.7%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (e)	7,000,000	6,999,923
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	5,000,000	4,997,265
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (e)	5,000,000	5,000,550
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (e)	5,000,000	4,999,985
Natixis SA
5.140%, SOFR + 0.300%, 12/18/24 (e)	4,000,000	3,959,720
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (e)	4,000,000	4,000,032
		29,957,475
Repurchase Agreements—12.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $27,803,823; collateralized by various Common Stock with an aggregate market value of $30,960,550	27,800,000	27,800,000
BHFTI-50

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $77,810,719; collateralized by various Common Stock with an aggregate market value of $86,644,993	77,800,000	$77,800,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $18,135,390; collateralized by various Common Stock with an aggregate market value of $20,194,388	18,132,881	18,132,881
Barclays Bank PLC
Repurchase Agreement dated 09/30/24 at 5.180%, due on 01/03/25 with a maturity value of $10,136,694; collateralized by various Common Stock with an aggregate market value of $11,145,963	10,000,000	10,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $25,003,382; collateralized by U.S. Treasury Obligations with zero coupon, maturing 02/15/34, and an aggregate market value of $25,500,000	25,000,000	25,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $70,588,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $71,999,811	70,578,522	70,578,522
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $33,164,588; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $33,660,001	33,000,000	33,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $30,829,417; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $31,617,690	30,000,000	30,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $25,003,375; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 06/30/25 - 11/15/43, and an aggregate market value of $25,612,588	25,000,000	25,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $36,945,598; collateralized by various Common Stock with an aggregate market value of $41,178,995	36,910,000	36,910,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $90,012,475; collateralized by various Common Stock with an aggregate market value of $100,083,056	90,000,000	$90,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $25,003,465; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $26,226,709	25,000,000	25,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,301,616; collateralized by various Common Stock with an aggregate market value of $1,451,652	1,301,436	1,301,436
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $34,004,599; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $34,854,045	34,000,000	34,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,900,534; collateralized by various Common Stock with an aggregate market value of $4,342,475	3,900,000	3,900,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $31,685,339; collateralized by various Common Stock with an aggregate market value of $34,853,876	31,681,000	31,681,000
		542,103,839
Time Deposit—0.6%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	25,000,000	25,000,000

Mutual Funds—1.8%
AB Government Money Market Portfolio, Institutional Class, 4.730% (c)	3,700,000	3,700,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (c)	35,000,000	35,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (c)	35,000,000	35,000,000
		73,700,000
Total Securities Lending Reinvestments (Cost $835,758,580)		835,748,828
Total Investments—117.5% (Cost $4,421,830,200)		4,933,283,292
Other assets and liabilities (net)—(17.5)%		(735,591,183)
Net Assets—100.0%		$4,197,692,109

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $847,085,134 and the collateral received consisted of cash in the amount
BHFTI-51

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)

of $835,520,267 and non-cash collateral with a value of $30,935,273. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the period ended September 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
iShares Core MSCI EAFE ETF	$1,079,222,958	$—	$(144,794,857)	$37,152,582	$70,165,779	$1,041,746,462
iShares Core S&P 500 ETF	442,767,787	482,748,298	(157,053,200)	54,207,266	37,592,852	860,263,003
iShares Core U.S. Aggregate Bond ETF	561,100,843	242,308,103	(81,959,203)	(12,419,808)	28,965,671	737,995,606
iShares U.S. Real Estate ETF	93,981,729	—	(16,848,132)	2,376,834	7,018,355	86,528,786
	$2,177,073,317	$725,056,401	$(400,655,392)	$81,316,874	$143,742,657	$2,726,533,857

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
iShares Core MSCI EAFE ETF	$20,090,821	13,347,168
iShares Core S&P 500 ETF	5,526,946	1,491,389
iShares Core U.S. Aggregate Bond ETF	15,098,242	7,287,406
iShares U.S. Real Estate ETF	1,512,643	849,404
	$42,228,652
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	189,152,877	JPMC	12/18/24	USD	125,688,304	$5,185,963
CAD	57,864,550	JPMC	12/18/24	USD	42,625,779	243,927
EUR	77,761,495	UBSA	12/18/24	USD	85,973,887	856,538

Contracts to Deliver
AUD	6,550,000	JPMC	12/18/24	USD	4,352,344	(179,580)
EUR	1,106,875	DBAG	12/18/24	USD	1,223,686	(12,278)
GBP	4,314,000	DBAG	12/18/24	USD	5,617,539	(149,093)
JPY	534,016,801	UBSA	12/18/24	USD	3,826,281	72,565
Net Unrealized Appreciation						$6,018,042
BHFTI-52

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/20/24	140	USD	17,414,600	$388,378
Russell 2000 Index E-Mini Futures	12/20/24	1,310	USD	147,322,600	6,259,783
S&P 500 Index E-Mini Future	12/20/24	50	USD	14,535,625	377,850
TOPIX Index Futures	12/12/24	228	JPY	6,036,300,000	1,500,298

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/24	(731)	USD	(90,781,063)	406,797
U.S. Treasury Ultra Long Bond Futures	12/19/24	(1,015)	USD	(135,090,156)	1,493,002
Net Unrealized Appreciation					$10,426,108
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.740%	Annually	01/20/34	USD	460,830,858	$15,279,840	$(34,062)	$15,313,902
Pay	12M SOFR	Annually	3.827%	Annually	02/14/34	USD	467,000,000	18,787,644	182,667	18,604,977
Pay	12M SOFR	Annually	4.136%	Annually	04/12/34	USD	283,330,013	18,620,152	2,357,669	16,262,483
Totals								$52,687,636	$2,506,274	$50,181,362
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.080%	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	6,803,462	$(122,664)	$—	$(122,664)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	10/04/24	JPMC	Russell 1000 Value Index	USD	79,520,401	$7,842,302	$—	$7,842,302
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	148,563,112	(120,507)	—	(120,507)
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	4,388,163	(3,560)	—	(3,560)
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	1,769,364	(1,435)	—	(1,435)
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	4,455,280	87,804	—	87,804
Totals								$7,804,604	$—	$7,804,604

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amount of $6,540,000 has been received at the custodian bank and held as collateral for OTC swap contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$3,710,159,210	$—	$—	$3,710,159,210
Short-Term Investments
Mutual Funds	173,755,447	—	—	173,755,447
BHFTI-53

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$213,619,807	$—	$213,619,807
Total Short-Term Investments	173,755,447	213,619,807	—	387,375,254
Securities Lending Reinvestments
Certificates of Deposit	—	164,987,514	—	164,987,514
Commercial Paper	—	29,957,475	—	29,957,475
Repurchase Agreements	—	542,103,839	—	542,103,839
Time Deposit	—	25,000,000	—	25,000,000
Mutual Funds	73,700,000	—	—	73,700,000
Total Securities Lending Reinvestments	73,700,000	762,048,828	—	835,748,828
Total Investments	$3,957,614,657	$975,668,635	$—	$4,933,283,292
Collateral for Securities Loaned (Liability)	$—	$(835,520,267)	$—	$(835,520,267)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,358,993	$—	$6,358,993
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(340,951)	—	(340,951)
Total Forward Contracts	$—	$6,018,042	$—	$6,018,042
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,426,108	$—	$—	$10,426,108
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$50,181,362	$—	$50,181,362
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,930,106	$—	$7,930,106
OTC Swap Contracts at Value (Liabilities)	—	(248,166)	—	(248,166)
Total OTC Swap Contracts	$—	$7,681,940	$—	$7,681,940

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-54

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—86.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	632,000	$621,324
7.500%, 06/01/29 (144A) (a)	2,679,000	2,307,313
7.750%, 04/15/28 (144A)	490,000	438,456
7.875%, 04/01/30 (144A)	2,215,000	2,316,217
9.000%, 09/15/28 (144A) (a)	2,081,000	2,212,349
CMG Media Corp.
8.875%, 12/15/27 (144A)	515,000	301,275
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	1,847,000	1,809,229
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A) (a)	931,000	886,450
4.625%, 03/15/30 (144A) (a)	345,000	327,815
5.000%, 08/15/27 (144A) (a)	224,000	222,723
7.375%, 02/15/31 (144A)	799,000	852,924
Stagwell Global LLC
5.625%, 08/15/29 (144A)	275,000	265,875
Summer BC Holdco B SARL
5.750%, 10/31/26 (EUR)	100,000	111,315
		12,673,265
Aerospace/Defense — 3.1%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	734,000	763,365
Boeing Co.
6.858%, 05/01/54 (144A) (a)	1,130,000	1,240,299
7.008%, 05/01/64 (144A)	643,000	708,443
Bombardier, Inc.
6.000%, 02/15/28 (144A) (a)	951,000	957,287
7.000%, 06/01/32 (144A) (a)	679,000	710,191
7.250%, 07/01/31 (144A) (a)	484,000	511,678
8.750%, 11/15/30 (144A)	1,255,000	1,378,083
Embraer Netherlands Finance BV
7.000%, 07/28/30 (144A)	800,000	871,222
F-Brasile SpA/F-Brasile U.S. LLC
7.375%, 08/15/26 (144A)	1,800,000	1,794,528
Spirit AeroSystems, Inc.
9.375%, 11/30/29 (144A)	1,146,000	1,243,240
9.750%, 11/15/30 (144A)	1,527,000	1,702,605
TransDigm, Inc.
6.000%, 01/15/33 (144A)	3,129,000	3,173,322
6.375%, 03/01/29 (144A)	4,023,000	4,150,609
6.625%, 03/01/32 (144A)	6,041,000	6,290,747
6.750%, 08/15/28 (144A)	1,711,000	1,761,112
7.125%, 12/01/31 (144A)	919,000	971,991
Triumph Group, Inc.
9.000%, 03/15/28 (144A)	2,380,000	2,491,421
		30,720,143
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	538,000	543,119
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	110,893
		654,012
Security Description	Principal Amount*	Value
Airlines — 0.3%
Air Canada
3.875%, 08/15/26 (144A)	476,000	$463,522
American Airlines, Inc.
8.500%, 05/15/29 (144A) (a)	1,285,000	1,363,403
Finnair OYJ
4.750%, 05/24/29 (EUR)	100,000	111,674
United Airlines, Inc.
4.625%, 04/15/29 (144A)	1,215,000	1,173,762
		3,112,361
Apparel — 0.1%
Crocs, Inc.
4.125%, 08/15/31 (144A)	165,000	149,866
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	320,000	317,195
9.000%, 02/15/31 (144A)	41,000	44,255
Kontoor Brands, Inc.
4.125%, 11/15/29 (144A)	126,000	118,937
Levi Strauss & Co.
3.500%, 03/01/31 (144A) (a)	605,000	548,342
S&S Holdings LLC
8.375%, 10/01/31 (144A)	212,000	213,455
		1,392,050
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	400,000	392,511
10.375%, 03/31/29 (GBP)	100,000	136,475
General Motors Financial Co., Inc.
5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	176,000	172,239
RCI Banque SA
2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	300,000	330,696
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	100,000	113,697
Wabash National Corp.
4.500%, 10/15/28 (144A)	546,000	500,199
		1,645,817
Auto Parts & Equipment — 1.1%
Aptiv PLC/Aptiv Global Financing DAC
6.875%, 5Y H15 + 3.385%, 12/15/54 (a) (b)	1,925,000	1,945,228
Clarios Global LP/Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	937,000	1,039,527
6.750%, 05/15/28 (144A)	679,000	699,882
8.500%, 05/15/27 (144A)	4,993,000	5,009,257
Dana Financing Luxembourg SARL
8.500%, 07/15/31 (EUR)	100,000	118,493
Forvia SE
2.750%, 02/15/27 (EUR)	100,000	106,874
3.750%, 06/15/28 (EUR)	100,000	106,894
5.500%, 06/15/31 (EUR)	100,000	110,341
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A)	316,000	323,393
Goodyear Tire & Rubber Co.
5.000%, 07/15/29	234,000	215,216
5.625%, 04/30/33 (a)	12,000	10,588
BHFTI-55

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
IHO Verwaltungs GmbH
3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	$111,866
Mahle GmbH
2.375%, 05/14/28 (EUR)	100,000	96,315
6.500%, 05/02/31 (EUR)	100,000	108,087
Phinia, Inc.
6.625%, 10/15/32 (144A)	320,000	322,642
Schaeffler AG
4.500%, 08/14/26 (EUR)	100,000	112,781
4.750%, 08/14/29 (EUR)	100,000	111,838
Tenneco, Inc.
8.000%, 11/17/28 (144A)	413,000	383,235
ZF Europe Finance BV
6.125%, 03/13/29 (EUR)	100,000	113,444
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	103,545
3.750%, 09/21/28 (EUR)	100,000	104,668
5.750%, 08/03/26 (EUR)	100,000	113,206
		11,367,320
Banks — 2.8%
AIB Group PLC
5.250%, 5Y EUR Swap + 5.702%, 10/09/24 (EUR) (b)	200,000	222,768
Alpha Bank SA
5.000%, 1Y EUR Swap + 2.432%, 05/12/30 (EUR) (b)	100,000	115,639
Banca Monte dei Paschi di Siena SpA
4.750%, 3M EURIBOR + 2.047%, 03/15/29 (EUR) (b)	100,000	114,695
10.500%, 07/23/29 (EUR)	100,000	136,640
Banco BPM SpA
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	218,456
Banco de Credito Social Cooperativo SA
4.125%, 1Y EUR Swap + 1.700%, 09/03/30 (EUR) (b)	100,000	112,772
7.500%, 1Y EUR Swap + 4.269%, 09/14/29 (EUR) (b)	100,000	126,713
Banco de Sabadell SA
6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	119,083
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	124,673
4.750%, 01/15/18 (EUR) (d)	1,000,000	311,682
Banco Santander SA
6.921%, 08/08/33	400,000	442,621
Bank of Cyprus PCL
2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	108,773
Barclays PLC
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	521,280
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (a) (b)	2,645,000	2,978,043
Citigroup, Inc.
7.000%, 10Y H15 + 2.757%, 08/15/34 (b)	465,000	497,600
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,950,000	2,029,835
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	894,000	955,126
Commerzbank AG
6.125%, 5Y EUR Swap + 6.363%, 10/09/25 (EUR) (b)	200,000	223,260
7.875%, 5Y EUR Swap + 5.129%, 10/09/31 (EUR) (b)	200,000	237,657
Deutsche Bank AG
4.500%, 5Y EUR Swap + 4.552%, 11/30/26 (EUR) (b)	200,000	204,680
Security Description	Principal Amount*	Value
Banks—(Continued)
Eurobank SA
4.875%, 5Y EUR Swap + 2.165%, 04/30/31 (EUR) (b)	100,000	$116,228
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,625,641
Freedom Mortgage Corp.
12.250%, 10/01/30 (144A)	284,000	318,067
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (b)	2,239,000	2,248,706
HSBC Holdings PLC
4.750%, 5Y EUR Swap + 3.844%, 07/04/29 (EUR) (b)	200,000	217,348
ING Groep NV
8.000%, 5Y USD SOFR ICE Swap + 4.360%, 05/16/30 (b)	200,000	214,764
Intesa Sanpaolo SpA
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	369,860
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	244,796
5.148%, 06/10/30 (GBP)	100,000	127,388
5.710%, 01/15/26 (144A)	300,000	302,328
KBC Group NV
8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	241,275
Lloyds Banking Group PLC
5.125%, 5Y UKG + 4.607%, 12/27/24 (GBP) (b)	200,000	266,756
National Bank of Greece SA
5.875%, 5Y EUR Swap + 3.154%, 06/28/35 (EUR) (b)	125,000	144,909
NatWest Group PLC
8.125%, 5Y H15 + 3.752%, 11/10/33 (a) (b)	590,000	643,650
Nordea Bank Abp
6.300%, 5Y H15 + 2.660%, 09/25/31 (144A) (b)	510,000	505,456
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	780,000	794,038
6.250%, 7Y H15 + 2.808%, 03/15/30 (a) (b)	761,000	772,789
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (b)	719,000	744,875
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,130,408
UBS Group AG
6.850%, 5Y USD SOFR ICE Swap + 3.630%, 09/10/29 (144A) (b)	610,000	617,263
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (b)	1,295,000	1,384,619
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,376,473
9.250%, 5Y H15 + 4.758% (144A) (a) (b)	1,404,000	1,655,785
Wells Fargo & Co.
6.850%, 5Y H15 + 2.767%, 09/15/29 (b)	910,000	949,770
7.625%, 5Y H15 + 3.606%, 09/15/28 (a) (b)	1,211,000	1,318,820
		28,134,008
Biotechnology — 0.0%
Cidron Aida Finco SARL
6.250%, 04/01/28 (GBP)	100,000	126,910
Building Materials — 1.8%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A) (a)	525,000	545,132
Camelot Return Merger Sub, Inc.
8.750%, 08/01/28 (144A)	705,000	713,402
BHFTI-56

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	$116,763
6.375%, 12/15/30 (144A) (EUR)	415,000	484,565
6.625%, 12/15/30 (144A)	5,431,000	5,599,877
6.750%, 07/15/31 (144A)	604,000	629,886
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	114,787
JELD-WEN, Inc.
7.000%, 09/01/32 (144A)	1,038,000	1,048,915
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	216,783
9.750%, 07/15/28 (144A)	311,000	317,687
Owens Corning
3.500%, 02/15/30	574,000	545,167
PCF GmbH
4.750%, 04/15/29 (EUR)	101,000	96,801
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A) (a)	1,523,000	1,528,621
8.875%, 11/15/31 (144A)	1,725,000	1,860,746
Standard Building Solutions, Inc.
6.500%, 08/15/32 (144A)	920,000	952,618
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	222,000	238,569
3.375%, 01/15/31 (144A)	461,000	410,677
4.375%, 07/15/30 (144A)	480,000	454,321
5.000%, 02/15/27 (144A)	232,000	230,039
Summit Materials LLC/Summit Materials Finance Corp.
7.250%, 01/15/31 (144A)	1,149,000	1,217,134
Wilsonart LLC
11.000%, 08/15/32 (144A)	816,000	816,246
		18,138,736
Chemicals — 2.3%
Avient Corp.
6.250%, 11/01/31 (144A)	406,000	416,202
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/31 (144A)	747,000	797,715
Axalta Coating Systems LLC
3.375%, 02/15/29 (144A)	520,000	486,856
Chemours Co.
4.000%, 05/15/26 (EUR)	200,000	221,283
4.625%, 11/15/29 (144A) (a)	416,000	372,535
5.375%, 05/15/27 (a)	642,000	628,474
5.750%, 11/15/28 (144A)	1,123,000	1,066,753
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	2,920,000	2,783,598
FIS Fabbrica Italiana Sintetici SpA
5.625%, 08/01/27 (EUR)	167,000	185,450
HB Fuller Co.
4.250%, 10/15/28	257,000	246,455
Herens Holdco SARL
4.750%, 05/15/28 (144A)	1,220,000	1,064,786
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000%, 07/01/28 (144A)	627,000	633,898
INEOS Finance PLC
6.375%, 04/15/29 (EUR)	100,000	114,991
Security Description	Principal Amount*	Value
Chemicals—(Continued)
INEOS Quattro Finance 2 PLC
2.500%, 01/15/26 (EUR)	100,000	$110,758
8.500%, 03/15/29 (EUR)	100,000	117,841
Ingevity Corp.
3.875%, 11/01/28 (144A)	191,000	179,357
Kobe U.S. Midco 2, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	793,800	661,831
Kronos International, Inc.
9.500%, 03/15/29 (EUR)	100,000	121,053
LSF11 A5 HoldCo LLC
6.625%, 10/15/29 (144A)	367,000	356,959
Lune Holdings SARL
5.625%, 11/15/28 (EUR)	100,000	97,580
Mativ Holdings, Inc.
8.000%, 10/01/29 (144A)	549,000	560,351
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	365,000	355,163
Nobian Finance BV
3.625%, 07/15/26 (EUR)	100,000	110,207
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	104,726
7.250%, 06/15/31 (144A)	1,596,000	1,660,766
9.625%, 11/15/28 (EUR)	123,000	146,890
9.750%, 11/15/28 (144A)	2,293,000	2,447,225
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, 07/15/28 (EUR)	100,000	120,139
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A)	1,639,000	1,573,460
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	333,000	328,136
5.625%, 08/15/29 (144A)	3,468,000	3,257,781
7.375%, 03/01/31 (144A)	1,023,000	1,071,834
		22,401,053
Commercial Services — 4.7%
ADT Security Corp.
4.125%, 08/01/29 (144A) (a)	75,000	71,636
4.875%, 07/15/32 (144A)	627,000	598,879
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.125%, 10/15/26 (144A) (a)	481,000	482,556
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A)	4,802,000	4,905,181
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	4,018,000	3,590,702
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A)	5,263,000	4,943,190
4.875%, 06/01/28 (GBP)	200,000	246,122
Amber Finco PLC
6.625%, 07/15/29 (EUR)	114,000	132,768
APCOA Group GmbH
7.379%, 3M EURIBOR + 4.125%, 04/15/31 (EUR) (b)	100,000	111,343
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	330,969
4.750%, 10/15/29 (144A)	276,000	264,668
BHFTI-57

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
APX Group, Inc.
5.750%, 07/15/29 (144A) (a)	718,000	$710,858
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	216,508
6.125%, 11/30/28 (GBP)	100,000	127,022
Block, Inc.
2.750%, 06/01/26 (a)	633,000	613,697
3.500%, 06/01/31 (a)	185,000	168,692
6.500%, 05/15/32 (144A)	4,215,000	4,389,155
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	114,398
6.250%, 02/15/29 (EUR)	100,000	115,559
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A)	1,861,000	1,996,940
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	436,132
6.750%, 06/15/32 (144A)	634,000	661,316
Champions Financing, Inc.
8.750%, 02/15/29 (144A) (a)	302,000	307,603
Cimpress PLC
7.375%, 09/15/32 (144A)	726,000	731,881
Garda World Security Corp.
4.625%, 02/15/27 (144A) (a)	653,000	641,137
6.000%, 06/01/29 (144A) (a)	290,000	278,305
7.750%, 02/15/28 (144A) (a)	1,413,000	1,465,151
8.250%, 08/01/32 (144A)	1,016,000	1,039,877
9.500%, 11/01/27 (144A)	491,000	491,645
Herc Holdings, Inc.
6.625%, 06/15/29 (144A) (a)	635,000	657,717
La Financiere Atalian
8.500%, 06/30/28 (EUR)	147,660	77,047
Loxam SAS
6.375%, 05/15/28 (EUR)	100,000	115,628
6.375%, 05/31/29 (EUR)	100,000	116,324
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29 (144A) (a)	330,000	317,098
Pachelbel Bidco SpA
7.125%, 05/17/31 (EUR)	100,000	118,601
8.066%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	112,039
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	944,000	944,254
Q-Park Holding I BV
5.125%, 03/01/29 (EUR)	100,000	114,482
5.125%, 02/15/30 (EUR)	100,000	113,541
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	710,000	716,042
Service Corp. International
3.375%, 08/15/30	26,000	23,564
4.000%, 05/15/31	852,000	788,387
5.750%, 10/15/32	2,525,000	2,541,534
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/26 (144A)	313,000	309,774
6.750%, 08/15/32 (144A)	2,290,000	2,390,845
Sotheby's
7.375%, 10/15/27 (144A)	2,521,000	2,426,324
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	822,000	$720,468
Techem Verwaltungsgesellschaft 674 GmbH
6.000%, 07/30/26 (EUR)	87,920	98,034
Techem Verwaltungsgesellschaft 675 GmbH
5.375%, 07/15/29 (EUR)	100,000	113,567
United Rentals North America, Inc.
6.125%, 03/15/34 (144A) (a)	471,000	486,754
Verisure Holding AB
3.875%, 07/15/26 (EUR)	100,000	110,758
9.250%, 10/15/27 (EUR)	100,000	116,742
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	1,670,000	1,759,342
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A)	251,000	243,963
6.625%, 06/15/29 (144A)	410,000	422,131
7.375%, 10/01/31 (144A)	302,000	319,203
		46,458,053
Computers — 0.9%
Amentum Escrow Corp.
7.250%, 08/01/32 (144A)	735,000	767,070
Atos SE
1.750%, 05/07/25 (EUR) †	100,000	9,302
CA Magnum Holdings
5.375%, 10/31/26 (144A)	1,661,000	1,636,070
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A)	1,557,000	1,642,677
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	424,000	442,564
KBR, Inc.
4.750%, 09/30/28 (144A)	515,000	492,399
McAfee Corp.
7.375%, 02/15/30 (144A)	1,753,000	1,709,802
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	693,000	762,902
Science Applications International Corp.
4.875%, 04/01/28 (144A)	344,000	336,855
Seagate HDD Cayman
8.500%, 07/15/31	854,000	931,962
		8,731,603
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, 07/15/30 (144A)	195,000	202,612
Perrigo Finance Unlimited Co.
6.125%, 09/30/32	838,000	844,470
Prestige Brands, Inc.
3.750%, 04/01/31 (144A) (a)	213,000	195,078
		1,242,160
Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	97,000	90,684
BHFTI-58

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Distribution/Wholesale—(Continued)
BCPE Empire Holdings, Inc.
7.625%, 05/01/27 (144A) (a)	1,275,000	$1,279,114
Dealer Tire LLC/DT Issuer LLC
8.000%, 02/01/28 (144A)	392,000	390,243
Gates Corp.
6.875%, 07/01/29 (144A)	803,000	831,791
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A)	98,000	92,007
Resideo Funding, Inc.
4.000%, 09/01/29 (144A)	159,000	149,770
6.500%, 07/15/32 (144A)	1,069,000	1,097,341
		3,930,950
Diversified Financial Services — 2.5%
Air Lease Corp.
6.000%, 5Y H15 + 2.560%, 09/24/29 (b)	305,000	301,852
Bread Financial Holdings, Inc.
9.750%, 03/15/29 (144A) (a)	222,000	234,601
Enact Holdings, Inc.
6.250%, 05/28/29	233,000	241,915
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	667,000	673,367
Freedom Mortgage Holdings LLC
9.125%, 05/15/31 (144A)	730,000	750,519
9.250%, 02/01/29 (144A)	1,053,000	1,094,537
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	564,000	564,739
6.875%, 04/15/29 (144A)	701,000	729,237
8.000%, 02/15/27 (144A)	426,000	445,175
8.000%, 06/15/28 (144A) (a)	463,000	496,270
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A)	347,000	352,120
Intrum AB
3.000%, 09/15/27 (EUR)	126,000	105,894
9.250%, 03/15/28 (EUR)	114,000	96,263
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000%, 08/15/28 (144A) (a)	600,000	570,486
Jerrold Finco PLC
5.250%, 01/15/27 (GBP)	100,000	131,522
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	15,528
4.750%, 01/16/14 (EUR) (d)	2,140,000	7,385
5.375%, 10/17/12 (EUR) (d)	350,000	1,208
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A) (a)	150,000	156,119
6.500%, 03/26/31 (144A)	390,000	411,679
8.125%, 03/30/29 (144A) (a)	625,000	661,939
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A)	485,000	469,890
Nationstar Mortgage Holdings, Inc.
5.000%, 02/01/26 (144A)	2,975,000	2,960,565
5.125%, 12/15/30 (144A)	571,000	547,760
5.750%, 11/15/31 (144A)	297,000	290,933
6.500%, 08/01/29 (144A)	1,397,000	1,420,509
7.125%, 02/01/32 (144A)	1,626,000	1,698,111
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Navient Corp.
9.375%, 07/25/30	892,000	$989,487
OneMain Finance Corp.
4.000%, 09/15/30 (a)	437,000	389,226
5.375%, 11/15/29	665,000	639,047
7.125%, 11/15/31	484,000	489,815
7.500%, 05/15/31	286,000	294,400
7.875%, 03/15/30	1,049,000	1,096,611
9.000%, 01/15/29	774,000	820,182
Opus-Chartered Issuances SA
2.500%, 07/04/25 (EUR) (b) (e)	44,000	49,174
PennyMac Financial Services, Inc.
7.125%, 11/15/30 (144A)	740,000	766,223
7.875%, 12/15/29 (144A)	760,000	810,402
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A) (a)	1,904,000	1,827,987
3.875%, 03/01/31 (144A) (a)	540,000	497,200
4.000%, 10/15/33 (144A)	220,000	196,523
SLM Corp.
3.125%, 11/02/26 (a)	481,000	462,407
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (c)	437,300	136,298
		24,895,105
Electric — 1.8%
A2A SpA
5.000%, 5Y EUR Swap + 2.258%, 06/11/29 (EUR) (b)	100,000	113,536
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	810,071
Alpha Generation LLC
6.750%, 10/15/32 (144A)	868,000	880,237
Calpine Corp.
4.625%, 02/01/29 (144A)	54,000	52,155
5.000%, 02/01/31 (144A)	132,000	127,807
5.125%, 03/15/28 (144A) (a)	864,000	851,984
CenterPoint Energy, Inc.
6.850%, 5Y H15 + 2.946%, 02/15/55 (b)	657,000	677,474
7.000%, 5Y H15 + 3.254%, 02/15/55 (b)	329,000	341,744
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A) (a)	834,000	754,689
4.750%, 03/15/28 (144A)	255,000	250,217
Dominion Energy, Inc.
7.000%, 5Y H15 + 2.511%, 06/01/54 (b)	455,000	496,781
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (b)	813,000	844,138
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	701,000	684,940
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	1,482,000	1,467,318
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	107,267
4.625%, 5Y EUR Swap + 2.395%, 09/16/54 (EUR) (b)	100,000	111,595
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	112,595
5.943%, 5Y EUR Swap + 3.184%, 04/23/83 (EUR) (b)	100,000	117,229
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	214,631
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	212,389
BHFTI-59

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Electricite de France SA
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (EUR) (b)	200,000	$223,642
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	132,993
Lightning Power LLC
7.250%, 08/15/32 (144A)	237,000	249,214
Naturgy Finance Iberia SA
2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	107,474
NextEra Energy Capital Holdings, Inc.
6.750%, 5Y H15 + 2.457%, 06/15/54 (b)	760,000	820,110
NRG Energy, Inc.
7.000%, 03/15/33 (144A)	237,000	263,274
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (a) (b)	1,244,000	1,403,187
Orsted AS
2.500%, 5Y UKG + 2.136%, 02/18/3021 (GBP) (b)	100,000	98,934
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A) (a)	391,000	378,249
PG&E Corp.
7.375%, 5Y H15 + 3.883%, 03/15/55 (b)	460,000	482,482
Pike Corp.
8.625%, 01/31/31 (144A)	243,000	259,820
Talen Energy Supply LLC
8.625%, 06/01/30 (144A)	354,000	385,797
Terna - Rete Elettrica Nazionale
4.750%, 5Y EUR Swap + 2.142%, 01/11/30 (EUR) (b)	100,000	113,819
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	1,664,000	1,698,618
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	515,389
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	1,042,000	1,096,109
7.750%, 10/15/31 (144A)	768,000	826,827
		18,284,735
Electrical Components & Equipment — 0.1%
Nexans SA
4.250%, 03/11/30 (EUR)	100,000	113,664
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A)	209,000	215,920
6.625%, 03/15/32 (144A) (a)	501,000	521,842
		851,426
Electronics — 0.5%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	1,216,000	1,188,967
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A)	356,000	364,432
Imola Merger Corp.
4.750%, 05/15/29 (144A)	535,000	522,040
Sensata Technologies BV
4.000%, 04/15/29 (144A) (a)	216,000	205,908
Sensata Technologies, Inc.
4.375%, 02/15/30 (144A)	1,262,000	1,206,053
6.625%, 07/15/32 (144A)	1,094,000	1,140,563
		4,627,963
Security Description	Principal Amount*	Value
Engineering & Construction — 0.6%
Abertis Infraestructuras Finance BV
3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	200,000	$219,847
Arcosa, Inc.
4.375%, 04/15/29 (144A)	723,000	693,031
6.875%, 08/15/32 (144A)	151,000	158,027
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A)	4,098,000	4,388,347
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	293,459
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (f)	100,000	122,331
6.625%, 03/01/31 (GBP)	100,000	133,808
Infrastrutture Wireless Italiane SpA
1.625%, 10/21/28 (EUR)	105,000	110,275
		6,119,125
Entertainment — 2.3%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	100,000	118,272
7.875%, 04/30/29 (144A)	400,000	420,579
Banijay Entertainment SAS
7.000%, 05/01/29 (EUR)	100,000	117,020
8.125%, 05/01/29 (144A)	254,000	263,993
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	726,000	697,926
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A)	126,000	119,853
6.500%, 02/15/32 (144A) (a)	1,519,000	1,571,275
7.000%, 02/15/30 (144A)	3,216,000	3,359,742
Churchill Downs, Inc.
5.750%, 04/01/30 (144A)	2,073,000	2,075,271
6.750%, 05/01/31 (144A)	1,140,000	1,177,230
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	294,000	306,924
Cirsa Finance International SARL
8.136%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	100,000	112,433
CPUK Finance Ltd.
7.875%, 08/28/29 (GBP)	100,000	136,920
Flutter Treasury DAC
6.375%, 04/29/29 (144A)	391,000	404,851
Inter Media & Communication SpA
6.750%, 02/09/27 (EUR)	104,096	117,450
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A)	290,000	300,041
7.500%, 09/01/31 (144A)	915,000	959,725
Lions Gate Capital Holdings 1, Inc.
5.500%, 04/15/29 (144A)	960,000	861,807
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	429,000	412,226
Lottomatica SpA
7.505%, 3M EURIBOR + 4.000%, 12/15/30 (EUR) (b)	100,000	112,175
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	993,000	996,868
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	255,140
BHFTI-60

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Odeon Finco PLC
12.750%, 11/01/27 (144A)	600,000	$630,467
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	167,585
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	229,650
5.875%, 09/01/31 (144A) (a)	450,000	307,140
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, 11/01/26 (144A)	67,000	65,034
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A)	928,000	920,994
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A)	1,310,000	1,356,793
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.625%, 05/01/32 (144A) (a)	264,000	273,399
Vail Resorts, Inc.
6.500%, 05/15/32 (144A)	969,000	1,012,527
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,029,000	1,016,645
6.250%, 03/15/33 (144A)	491,000	497,406
7.125%, 02/15/31 (144A)	1,433,000	1,546,060
		22,921,421
Environmental Control — 1.2%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	396,953
6.375%, 02/01/31 (144A)	99,000	101,417
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	29,000	27,609
4.000%, 08/01/28 (144A)	476,000	457,147
4.375%, 08/15/29 (144A)	766,000	734,220
4.750%, 06/15/29 (144A) (a)	785,000	765,735
6.750%, 01/15/31 (144A)	1,177,000	1,234,476
Madison IAQ LLC
4.125%, 06/30/28 (144A) (a)	660,000	636,882
5.875%, 06/30/29 (144A) (a)	1,535,000	1,494,419
Paprec Holding SA
7.250%, 11/17/29 (EUR)	100,000	118,250
Reworld Holding Corp.
4.875%, 12/01/29 (144A) (a)	438,000	412,307
5.000%, 09/01/30	257,000	241,049
Stericycle, Inc.
3.875%, 01/15/29 (144A)	174,000	173,359
Waste Pro USA, Inc.
5.500%, 02/15/26 (144A)	4,583,000	4,560,139
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A) (a)	423,000	439,677
		11,793,639
Food — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, 03/15/29 (144A)	862,000	803,748
4.875%, 02/15/30 (144A)	808,000	794,964
Security Description	Principal Amount*	Value
Food—(Continued)
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	$248,960
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	238,177
Boparan Finance PLC
7.625%, 11/30/25 (GBP)	100,000	131,523
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,805,000	1,757,820
7.625%, 07/01/29 (144A)	2,620,000	2,751,317
Darling Global Finance BV
3.625%, 05/15/26 (EUR)	229,000	253,713
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	275,000	291,738
9.625%, 09/15/32 (144A)	348,000	360,228
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	231,000	240,219
Lamb Weston Holdings, Inc.
4.125%, 01/31/30 (144A) (a)	797,000	747,555
4.375%, 01/31/32 (144A)	861,000	798,645
Lion/Polaris Lux 4 SA
7.334%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	100,000	111,872
Market Bidco Finco PLC
5.500%, 11/04/27 (GBP)	107,000	134,847
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	463,000	440,288
6.125%, 09/15/32 (144A)	1,423,000	1,454,100
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	728,000	749,627
6.250%, 10/15/34 (144A)	534,000	537,366
6.375%, 03/01/33 (144A)	632,000	642,313
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	130,687
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	729,000	691,649
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	108,000	104,339
7.250%, 01/15/32 (144A)	653,000	691,099
United Natural Foods, Inc.
6.750%, 10/15/28 (144A)	243,000	231,758
		15,338,552
Food Service — 0.1%
Aramark International Finance SARL
3.125%, 04/01/25 (EUR)	323,000	357,617
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	579,000	577,138
		934,755
Forest Products & Paper — 0.0%
Ahlstrom Holding 3 OY
3.625%, 02/04/28 (EUR)	100,000	106,564
BHFTI-61

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Gas — 0.1%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (b)	846,000	$864,090
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375%, 06/01/28 (144A) (a)	200,000	210,026
Centrica PLC
6.500%, 5Y UKG + 2.512%, 05/21/55 (GBP) (b)	100,000	137,071
Snam SpA
4.500%, 5Y EUR Swap + 2.162%, 09/10/29 (EUR) (b)	100,000	112,484
		1,323,671
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	108,230
7.435%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	225,157
		333,387
Healthcare-Products — 1.2%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	266,000	293,566
3.875%, 07/15/28 (EUR)	100,000	110,854
3.875%, 11/01/29 (144A)	251,000	237,488
4.625%, 07/15/28 (144A)	793,000	775,072
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,047,000	3,222,203
Medline Borrower LP
3.875%, 04/01/29 (144A)	523,000	495,158
5.250%, 10/01/29 (144A)	3,673,000	3,603,884
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	1,404,000	1,446,585
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A)	313,000	346,438
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	544,179
Teleflex, Inc.
4.250%, 06/01/28 (144A)	341,000	330,263
		11,405,690
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	140,000	133,321
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	863,000	843,965
Catalent Pharma Solutions, Inc.
3.125%, 02/15/29 (144A) (a)	1,110,000	1,090,355
3.500%, 04/01/30 (144A) (a)	898,000	883,322
5.000%, 07/15/27 (144A)	403,000	401,004
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A)	100,000	92,186
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	760,000	668,076
5.250%, 05/15/30 (144A) (a)	2,153,000	1,981,417
5.625%, 03/15/27 (144A)	1,987,000	1,955,343
6.000%, 01/15/29 (144A)	1,678,000	1,628,986
10.875%, 01/15/32 (144A) (a)	1,812,000	1,996,797
Clariane SE
13.168%, 5Y UKG + 9.079%, 06/15/25 (GBP) (b)	100,000	131,021
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Concentra Escrow Issuer Corp.
6.875%, 07/15/32 (144A)	1,021,000	$1,073,595
DaVita, Inc.
6.875%, 09/01/32 (144A)	464,000	479,337
Encompass Health Corp.
4.625%, 04/01/31	660,000	631,983
4.750%, 02/01/30	389,000	380,217
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	120,008
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A)	420,000	422,757
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A)	348,000	350,897
HCA, Inc.
5.450%, 09/15/34 (a)	175,000	180,064
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,545,000	1,493,146
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	261,049
6.500%, 05/15/30 (144A)	384,000	400,646
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	697,000	767,400
10.000%, 06/01/32 (144A)	725,000	797,041
11.000%, 10/15/30 (144A) (a)	1,706,000	1,925,026
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A)	404,000	369,469
Star Parent, Inc.
9.000%, 10/01/30 (144A) (a)	2,336,000	2,507,881
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A)	1,810,000	1,889,229
Tenet Healthcare Corp.
6.750%, 05/15/31	1,814,000	1,890,861
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A)	673,000	697,066
		28,443,465
Holding Companies-Diversified — 0.0%
ProGroup AG
5.125%, 04/15/29 (EUR)	100,000	108,952
Stena International SA
7.250%, 01/15/31 (144A)	200,000	210,166
		319,118
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	259,184
Beazer Homes USA, Inc.
7.500%, 03/15/31 (144A)	236,000	244,884
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	679,000	639,206
5.000%, 06/15/29 (144A) (a)	548,000	525,207
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	320,000	338,158
Empire Communities Corp.
9.750%, 05/01/29 (144A)	209,000	223,149
BHFTI-62

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Home Builders—(Continued)
K Hovnanian Enterprises, Inc.
11.750%, 09/30/29 (144A)	884,000	$983,247
LGI Homes, Inc.
8.750%, 12/15/28 (144A)	353,000	378,033
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	352,324
5.250%, 12/15/27 (144A)	192,000	190,870
New Home Co., Inc.
9.250%, 10/01/29 (144A) †	604,000	636,403
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	340,418
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	88,000	87,432
Tri Pointe Homes, Inc.
5.700%, 06/15/28	2,000	2,036
		5,200,551
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	171,000	152,424
4.000%, 04/15/29 (144A) (a)	288,000	268,587
		421,011
Household Products/Wares — 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	173,000	160,830
4.125%, 04/30/31 (144A)	454,000	415,831
Kronos Acquisition Holdings, Inc.
8.250%, 06/30/31 (144A) (a)	156,000	156,585
Spectrum Brands, Inc.
3.875%, 03/15/31 (144A)	93,000	81,421
		814,667
Housewares — 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500%, 10/15/29 (144A)	995,000	995,945
Scotts Miracle-Gro Co.
4.375%, 02/01/32	614,000	569,005
4.500%, 10/15/29 (a)	259,000	249,054
		1,814,004
Insurance — 6.2%
Acrisure LLC/Acrisure Finance, Inc.
7.500%, 11/06/30 (144A)	719,000	739,919
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,118,000	2,027,591
5.875%, 11/01/29 (144A)	2,314,000	2,222,046
6.750%, 10/15/27 (144A) (a)	6,236,000	6,212,615
6.750%, 04/15/28 (144A)	257,000	261,162
7.000%, 01/15/31 (144A)	2,460,000	2,527,879
7.375%, 10/01/32 (144A)	2,408,000	2,441,357
AmWINS Group, Inc.
4.875%, 06/30/29 (144A)	904,000	866,840
6.375%, 02/15/29 (144A)	375,000	384,149
Security Description	Principal Amount*	Value
Insurance—(Continued)
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	255,000	$287,756
7.750%, 02/15/31 (144A)	1,659,000	1,714,947
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A)	1,663,000	1,718,726
AssuredPartners, Inc.
7.500%, 02/15/32 (144A)	1,023,000	1,051,391
AXA SA
6.375%, 5Y EUR Swap + 3.841%, 07/16/33 (EUR) (b)	100,000	116,356
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125%, 05/15/31 (144A)	208,000	218,859
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	645,000	651,637
Galaxy Bidco Ltd.
6.500%, 07/31/26 (GBP)	137,000	181,789
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	4,280,000	4,441,206
8.125%, 02/15/32 (144A)	2,054,000	2,111,452
HUB International Ltd.
7.250%, 06/15/30 (144A)	8,132,000	8,472,571
7.375%, 01/31/32 (144A) (a)	10,328,000	10,664,641
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/30 (144A)	1,449,000	1,550,292
10.500%, 12/15/30 (144A)	1,137,000	1,236,466
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	6,986,000	7,327,678
Ryan Specialty LLC
4.375%, 02/01/30 (144A) (a)	302,000	291,037
5.875%, 08/01/32 (144A)	524,000	532,730
UnipolSai Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	113,624
USI, Inc.
7.500%, 01/15/32 (144A)	1,234,000	1,278,361
		61,645,077
Internet — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) (a)	1,460,000	1,337,180
9.000%, 08/01/29 (144A)	298,000	299,490
ANGI Group LLC
3.875%, 08/15/28 (144A)	576,000	528,211
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	559,000	532,096
5.625%, 09/15/28 (144A)	532,000	499,643
iliad SA
5.375%, 06/14/27 (EUR)	100,000	115,519
5.375%, 02/15/29 (EUR)	200,000	232,648
5.625%, 02/15/30 (EUR)	100,000	117,582
ION Trading Technologies SARL
9.500%, 05/30/29 (144A)	271,000	277,414
Match Group Holdings II LLC
4.125%, 08/01/30 (144A)	41,000	38,407
4.625%, 06/01/28 (144A)	439,000	426,831
BHFTI-63

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	973,000	$1,061,786
11.250%, 02/15/27 (144A)	573,000	626,595
United Group BV
3.125%, 02/15/26 (EUR)	100,000	109,813
7.792%, 3M EURIBOR + 4.250%, 02/15/31 (EUR) (b)	100,000	111,245
		6,314,460
Investment Companies — 1.3%
Apollo Debt Solutions BDC
6.900%, 04/13/29 (144A)	829,000	861,785
ARES Capital Corp.
5.875%, 03/01/29	300,000	307,208
5.950%, 07/15/29	695,000	713,381
Ares Strategic Income Fund
5.600%, 02/15/30 (144A)	842,000	835,338
Blackstone Private Credit Fund
3.250%, 03/15/27	196,000	186,792
5.950%, 07/16/29 (144A)	371,000	377,748
6.250%, 01/25/31 (144A)	310,000	318,458
Blue Owl Capital Corp.
3.400%, 07/15/26	41,000	39,693
3.750%, 07/22/25	476,000	470,369
8.450%, 11/15/26 (144A)	405,000	425,233
Blue Owl Credit Income Corp.
6.600%, 09/15/29 (144A)	225,000	230,821
6.650%, 03/15/31	710,000	725,178
7.750%, 09/16/27	892,000	939,731
Blue Owl Technology Finance Corp. II
6.750%, 04/04/29 (144A)	278,000	279,302
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A)	534,000	518,784
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 (144A)	396,000	405,358
HPS Corporate Lending Fund
6.750%, 01/30/29 (144A)	475,000	492,006
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	657,000	574,184
5.250%, 05/15/27	2,255,000	2,160,835
9.000%, 06/15/30 (144A)	525,000	529,339
9.750%, 01/15/29 (144A)	802,000	832,053
Oaktree Strategic Credit Fund
6.500%, 07/23/29 (144A)	458,000	465,127
8.400%, 11/14/28 (144A)	453,000	490,036
		13,178,759
Iron/Steel — 0.5%
ATI, Inc.
4.875%, 10/01/29	277,000	267,727
5.125%, 10/01/31	746,000	724,676
7.250%, 08/15/30 (a)	1,233,000	1,312,944
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	2,043,000	2,069,780
Mineral Resources Ltd.
9.250%, 10/01/28 (144A) (a)	80,000	85,183
		4,460,310
Security Description	Principal Amount*	Value
Leisure Time — 2.4%
Carnival Corp.
4.000%, 08/01/28 (144A)	501,000	$483,875
5.750%, 03/01/27 (144A)	148,000	149,887
6.000%, 05/01/29 (144A) (a)	2,577,000	2,611,015
7.000%, 08/15/29 (144A)	157,000	166,842
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28 (144A)	4,375,000	4,720,924
Lindblad Expeditions Holdings, Inc.
9.000%, 05/15/28 (144A)	300,000	313,898
Lindblad Expeditions LLC
6.750%, 02/15/27 (144A)	608,000	612,137
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A) (a)	754,000	733,399
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (a)	682,000	682,042
6.250%, 03/01/30 (144A)	808,000	807,103
7.750%, 02/15/29 (144A) (a)	687,000	736,191
8.125%, 01/15/29 (144A)	335,000	358,182
NCL Finance Ltd.
6.125%, 03/15/28 (144A) (a)	367,000	374,340
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	142,552
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	239,000	236,303
5.625%, 09/30/31 (144A)	3,098,000	3,138,661
6.000%, 02/01/33 (144A)	1,922,000	1,970,404
6.250%, 03/15/32 (144A)	403,000	418,048
Sabre GLBL, Inc.
8.625%, 06/01/27 (144A)	985,000	968,870
11.250%, 12/15/27 (144A)	69,000	71,598
TUI AG
5.875%, 03/15/29 (EUR)	100,000	115,977
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	736,000	735,486
9.125%, 07/15/31 (144A)	2,424,000	2,650,763
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A)	314,000	312,965
		23,511,462
Lodging — 1.2%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A) (a)	132,000	119,252
4.000%, 05/01/31 (144A)	81,000	75,740
5.875%, 03/15/33 (144A)	1,753,000	1,786,222
Melco Resorts Finance Ltd.
4.875%, 06/06/25 (144A)	800,000	792,672
5.375%, 12/04/29 (144A)	1,142,000	1,066,833
5.625%, 07/17/27 (144A)	200,000	194,643
5.750%, 07/21/28 (144A)	200,000	193,128
7.625%, 04/17/32 (144A)	706,000	727,767
MGM China Holdings Ltd.
4.750%, 02/01/27 (144A)	200,000	194,425
7.125%, 06/26/31 (144A)	250,000	257,278
MGM Resorts International
6.125%, 09/15/29	1,227,000	1,242,272
BHFTI-64

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Lodging—(Continued)
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	$407,495
4.625%, 12/01/31 (144A)	411,000	381,125
6.625%, 03/15/32 (144A)	516,000	527,478
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	314,000	302,890
Wynn Macau Ltd.
5.125%, 12/15/29 (144A)	658,000	618,286
5.500%, 01/15/26 (144A)	293,000	290,763
5.500%, 10/01/27 (144A)	200,000	195,547
5.625%, 08/26/28 (144A)	2,967,000	2,880,635
		12,254,451
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	333,000	321,193
4.125%, 04/15/29 (144A)	226,000	217,165
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	360,800
Terex Corp.
5.000%, 05/15/29 (144A) (a)	211,000	205,947
6.250%, 10/15/32 (144A)	593,000	593,000
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	1,452,000	1,403,347
		3,101,452
Machinery-Diversified — 1.1%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	223,146
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	1,609,000	1,695,767
9.500%, 01/01/31 (144A)	72,000	78,474
Esab Corp.
6.250%, 04/15/29 (144A)	713,000	732,292
GrafTech Global Enterprises, Inc.
9.875%, 12/15/28 (144A)	384,000	307,579
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, 02/15/29 (144A)	2,167,000	2,261,288
Mueller Water Products, Inc.
4.000%, 06/15/29 (144A)	186,000	177,419
Nova Alexandre III SAS
8.914%, 3M EURIBOR + 5.250%, 07/15/29 (EUR) (b)	100,000	109,089
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	444,600	493,669
7.625%, 07/15/28 (144A)	1,713,000	1,723,929
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	673,000	742,902
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	2,557,000	2,529,402
		11,074,956
Media — 3.9%
Cable One, Inc.
4.000%, 11/15/30 (144A) (a)	873,000	695,890
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	810,000	714,201
Security Description	Principal Amount*	Value
Media—(Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 08/15/30 (144A) (a)	544,000	$493,124
4.750%, 03/01/30 (144A)	602,000	553,742
5.375%, 06/01/29 (144A) (a)	716,000	690,004
6.375%, 09/01/29 (144A) (a)	2,000,000	2,002,370
7.375%, 03/01/31 (144A)	2,392,000	2,449,107
CSC Holdings LLC
3.375%, 02/15/31 (144A)	400,000	283,620
4.125%, 12/01/30 (144A)	200,000	145,751
4.500%, 11/15/31 (144A)	400,000	291,196
5.375%, 02/01/28 (144A)	400,000	336,947
5.500%, 04/15/27 (144A)	200,000	175,890
11.250%, 05/15/28 (144A)	3,600,000	3,475,141
11.750%, 01/31/29 (144A)	1,800,000	1,739,864
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	2,198,000	2,158,067
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,847,000	1,706,856
5.750%, 12/01/28 (144A)	993,000	867,605
DISH Network Corp.
11.750%, 11/15/27 (144A)	3,658,000	3,839,182
GCI LLC
4.750%, 10/15/28 (144A)	286,000	274,645
Gray Television, Inc.
10.500%, 07/15/29 (144A) (a)	2,111,000	2,204,861
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,773,000	1,622,345
Midcontinent Communications
8.000%, 08/15/32 (144A)	967,000	984,229
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, 09/15/26 (144A)	726,000	619,369
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A)	122,000	117,871
5.000%, 08/01/27 (144A)	3,007,000	2,958,214
Sunrise FinCo I BV
4.875%, 07/15/31 (144A) (a)	722,000	683,142
Tele Columbus AG
10.000%, 10.000% PIK, 01/01/29 (EUR) (c)	222,501	195,046
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	200,000	195,500
Univision Communications, Inc.
6.625%, 06/01/27 (144A)	1,378,000	1,379,687
7.375%, 06/30/30 (144A)	477,000	461,640
8.000%, 08/15/28 (144A)	2,064,000	2,110,368
8.500%, 07/31/31 (144A)	1,051,000	1,053,348
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	200,000	177,908
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/28 (144A) (a)	830,000	799,923
VZ Secured Financing BV
3.500%, 01/15/32 (EUR)	100,000	102,602
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A)	248,000	228,603
Ziggo BV
4.875%, 01/15/30 (144A)	385,000	365,834
		39,153,692
BHFTI-65

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A)	279,000	$275,712
Roller Bearing Co. of America, Inc.
4.375%, 10/15/29 (144A) (a)	335,000	321,392
Vallourec SACA
7.500%, 04/15/32 (144A)	845,000	896,354
		1,493,458
Mining — 1.6%
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A) (a)	419,000	449,622
11.500%, 10/01/31 (144A)	2,261,000	2,555,424
Constellium SE
3.750%, 04/15/29 (144A)	1,351,000	1,261,645
5.375%, 08/15/32 (EUR)	100,000	114,543
5.625%, 06/15/28 (144A)	512,000	510,901
6.375%, 08/15/32 (144A)	846,000	868,270
ERO Copper Corp.
6.500%, 02/15/30 (144A)	871,000	867,267
First Quantum Minerals Ltd.
9.375%, 03/01/29 (144A)	1,713,000	1,815,684
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (a)	1,881,000	1,720,948
4.625%, 03/01/28 (144A)	613,000	592,860
New Gold, Inc.
7.500%, 07/15/27 (144A) (a)	1,487,000	1,516,383
Novelis Corp.
3.250%, 11/15/26 (144A)	2,027,000	1,956,000
3.875%, 08/15/31 (144A)	551,000	503,703
4.750%, 01/30/30 (144A)	910,000	882,250
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	448,497
		16,063,997
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	481,000	492,131
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	311,000	324,699
		816,830
Oil & Gas — 5.4%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	1,010,000	1,023,382
8.250%, 02/15/26 (144A)	1,281,000	1,296,136
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A)	202,000	199,555
8.250%, 12/31/28 (144A)	791,000	810,359
9.000%, 11/01/27 (144A)	554,000	662,279
Baytex Energy Corp.
8.500%, 04/30/30 (144A)	201,000	208,320
Borr IHC Ltd./Borr Finance LLC
10.000%, 11/15/28 (144A)	737,976	765,650
10.375%, 11/15/30 (144A)	252,713	266,992
CITGO Petroleum Corp.
7.000%, 06/15/25 (144A)	600,000	599,620
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
CITGO Petroleum Corp.
8.375%, 01/15/29 (144A) (a)	1,418,000	$1,475,502
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	74,000	76,921
8.625%, 11/01/30 (144A)	714,000	756,467
8.750%, 07/01/31 (144A)	1,558,000	1,649,202
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	2,757,000	2,578,036
6.750%, 03/01/29 (144A)	971,000	946,857
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	1,635,000	1,609,205
7.625%, 04/01/32 (144A) (a)	1,125,000	1,125,356
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A)	617,000	644,678
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/31 (144A)	605,000	636,300
Gulfport Energy Corp.
6.750%, 09/01/29 (144A)	487,000	492,696
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	713,000	693,637
6.000%, 04/15/30 (144A)	60,000	58,484
6.250%, 11/01/28 (144A)	276,000	275,447
6.875%, 05/15/34 (144A)	902,000	898,650
8.375%, 11/01/33 (144A)	1,618,000	1,744,364
Matador Resources Co.
6.500%, 04/15/32 (144A)	816,000	814,834
Moss Creek Resources Holdings, Inc.
8.250%, 09/01/31 (144A)	460,000	454,219
Murphy Oil Corp.
5.875%, 12/01/42	64,000	58,218
Nabors Industries Ltd.
7.500%, 01/15/28 (144A)	565,000	529,376
Nabors Industries, Inc.
7.375%, 05/15/27 (144A)	485,000	486,081
8.875%, 08/15/31 (144A)	154,000	146,496
9.125%, 01/31/30 (144A)	420,000	433,145
Noble Finance II LLC
8.000%, 04/15/30 (144A)	1,573,000	1,623,012
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A)	2,741,000	2,760,883
8.750%, 06/15/31 (144A)	1,291,000	1,345,240
Parkland Corp.
6.625%, 08/15/32 (144A)	647,000	656,821
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A) (a)	667,000	687,082
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	829,221
6.250%, 02/01/33 (144A)	1,291,000	1,311,830
7.000%, 01/15/32 (144A)	490,000	509,763
9.875%, 07/15/31 (144A) (a)	499,000	556,879
Precision Drilling Corp.
6.875%, 01/15/29 (144A)	32,000	31,933
Seadrill Finance Ltd.
8.375%, 08/01/30 (144A)	635,000	662,871
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	1,069,000	1,118,285
BHFTI-66

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
SM Energy Co.
7.000%, 08/01/32 (144A)	342,000	$343,322
Southwestern Energy Co.
4.750%, 02/01/32 (a)	10,000	9,566
5.375%, 02/01/29	498,000	496,321
Sunoco LP/Sunoco Finance Corp.
5.875%, 03/15/28	164,000	164,820
Talos Production, Inc.
9.000%, 02/01/29 (144A)	444,000	457,169
9.375%, 02/01/31 (144A) (a)	409,000	420,498
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A)	613,000	582,423
Transocean Aquila Ltd.
8.000%, 09/30/28 (144A)	325,861	333,315
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	376,000	387,284
Transocean, Inc.
8.000%, 02/01/27 (144A)	825,000	824,501
8.250%, 05/15/29 (144A)	1,764,000	1,748,702
8.500%, 05/15/31 (144A) (a)	1,944,000	1,931,654
8.750%, 02/15/30 (144A)	2,384,250	2,485,895
Valaris Ltd.
8.375%, 04/30/30 (144A)	2,101,000	2,164,038
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	737,000	741,769
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	122,168
Vermilion Energy, Inc.
6.875%, 05/01/30 (144A)	438,000	437,819
Vital Energy, Inc.
7.875%, 04/15/32 (144A)	1,585,000	1,535,405
9.750%, 10/15/30	933,000	996,939
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	514,000	505,803
		53,199,695
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,726,000	1,734,576
6.625%, 09/01/32 (144A)	1,250,000	1,281,864
6.875%, 04/01/27 (144A)	273,000	273,856
Enerflex Ltd.
9.000%, 10/15/27 (144A)	682,000	703,556
Kodiak Gas Services LLC
7.250%, 02/15/29 (144A)	1,388,000	1,436,445
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	196,375
Star Holding LLC
8.750%, 08/01/31 (144A)	673,000	641,773
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, 03/15/29 (144A)	1,125,000	1,158,696
Weatherford International Ltd.
8.625%, 04/30/30 (144A)	926,000	964,912
		8,392,053
Security Description	Principal Amount*	Value
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	$189,614
3.250%, 09/01/28 (144A)	200,000	183,076
4.000%, 09/01/29 (144A)	3,778,000	3,372,310
6.000%, 06/15/27 (144A)	1,199,000	1,207,618
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	836,000	805,032
4.125%, 08/15/26 (144A)	994,000	896,036
Canpack SA/Canpack U.S. LLC
3.125%, 11/01/25 (144A)	249,000	242,974
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,038,000	1,047,844
6.875%, 01/15/30 (144A)	1,245,000	1,271,435
8.750%, 04/15/30 (144A) (a)	1,957,000	1,987,222
Fiber Bidco SpA
6.125%, 06/15/31 (EUR)	102,000	112,690
7.345%, 3M EURIBOR + 4.000%, 01/15/30 (EUR) (b)	100,000	111,952
Fiber Midco SpA
10.000%, 10.750% PIK, 06/15/29 (EUR) (c)	100,000	114,396
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	312,110
3.500%, 03/15/28 (144A)	244,000	232,360
Kleopatra Finco SARL
4.250%, 03/01/26 (EUR)	110,000	114,849
LABL, Inc.
5.875%, 11/01/28 (144A)	440,000	412,080
6.750%, 07/15/26 (144A)	289,000	288,762
8.625%, 10/01/31 (144A)	1,014,000	1,006,251
9.500%, 11/01/28 (144A)	1,199,000	1,238,902
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A) (a)	9,011,000	9,309,962
9.250%, 04/15/27 (144A)	159,000	163,035
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	115,935
6.250%, 05/15/28 (144A) (EUR)	325,000	376,789
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31 (144A) (a)	360,000	369,840
Sealed Air Corp.
4.000%, 12/01/27 (144A)	179,000	172,957
5.000%, 04/15/29 (144A)	165,000	162,504
6.500%, 07/15/32 (144A)	502,000	517,645
Trident TPI Holdings, Inc.
12.750%, 12/31/28 (144A)	377,000	418,517
		26,754,697
Pharmaceuticals — 1.1%
1375209 BC Ltd.
9.000%, 01/30/28 (144A)	817,000	809,741
Bausch Health Cos., Inc.
5.750%, 08/15/27 (144A)	115,000	97,708
6.125%, 02/01/27 (144A)	860,000	776,726
11.000%, 09/30/28 (144A)	895,000	834,588
Bayer AG
4.500%, 5Y EUR Swap + 3.751%, 03/25/82 (EUR) (b)	200,000	220,007
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	115,963
BHFTI-67

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Bayer AG
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	$118,952
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	109,578
7.500%, 05/15/30 (EUR)	100,000	117,194
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A) (a)	836,000	895,802
Grifols SA
2.250%, 11/15/27 (EUR)	725,000	774,171
Jazz Securities DAC
4.375%, 01/15/29 (144A)	400,000	386,846
Nidda Healthcare Holding GmbH
7.000%, 02/21/30 (EUR)	149,000	172,908
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	676,000	642,277
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	106,796
4.125%, 04/30/28 (144A)	507,000	487,525
7.875%, 05/15/34 (144A) (a)	600,000	635,670
Rossini SARL
6.750%, 12/31/29 (EUR)	100,000	117,048
7.220%, 3M EURIBOR + 3.875%, 12/31/29 (EUR) (b)	118,000	132,471
Teva Pharmaceutical Finance Netherlands II BV
7.375%, 09/15/29 (EUR)	122,000	152,427
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26 (a)	1,680,000	1,614,827
7.875%, 09/15/29	338,000	373,413
8.125%, 09/15/31 (a)	750,000	859,878
		10,552,516
Pipelines — 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	540,260
6.625%, 02/01/32 (144A)	465,000	481,269
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A)	598,000	621,672
7.250%, 07/15/32 (144A)	481,000	504,761
Buckeye Partners LP
5.600%, 10/15/44 (a)	215,000	184,004
5.850%, 11/15/43	318,000	284,316
6.875%, 07/01/29 (144A)	260,000	266,388
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	268,363
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A) (a)	2,301,000	2,256,880
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	871,000	833,148
4.375%, 06/15/31 (144A)	522,000	494,127
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (b)	430,000	450,813
7.375%, 5Y H15 + 3.122%, 03/15/55 (a) (b)	587,000	608,804
8.500%, 5Y H15 + 4.431%, 01/15/84 (b)	547,000	611,818
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,085,000	1,082,404
6.625%, 02/15/28 (b)	312,000	307,528
7.125%, 5Y H15 + 2.829%, 10/01/54 (b)	829,000	847,787
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Energy Transfer LP
8.000%, 5Y H15 + 4.020%, 05/15/54 (b)	1,519,000	$1,634,397
EQM Midstream Partners LP
4.500%, 01/15/29 (144A)	50,000	48,914
4.750%, 01/15/31 (144A)	678,000	656,513
6.375%, 04/01/29 (144A)	922,000	951,981
7.500%, 06/01/30 (144A)	111,000	121,904
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, 02/01/28	595,000	602,461
7.875%, 05/15/32	1,029,000	1,047,672
8.250%, 01/15/29	895,000	926,737
8.875%, 04/15/30	450,000	473,052
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	581,000	611,120
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	685,000	709,007
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A)	612,000	633,849
8.875%, 07/15/28 (144A)	735,000	779,543
ITT Holdings LLC
6.500%, 08/01/29 (144A)	917,000	868,722
Kinetik Holdings LP
5.875%, 06/15/30 (144A)	108,000	108,736
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A)	1,366,000	1,400,624
8.375%, 02/15/32 (144A)	2,764,000	2,848,454
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	459,000	473,742
Prairie Acquiror LP
9.000%, 08/01/29 (144A)	515,000	531,728
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	130,068
South Bow Canadian Infrastructure Holdings Ltd.
7.500%, 5Y H15 + 3.667%, 03/01/55 (144A) (b)	715,000	751,190
7.625%, 5Y H15 + 3.949%, 03/01/55 (144A) (b)	318,000	329,560
Summit Midstream Holdings LLC
8.625%, 10/31/29 (144A)	366,000	382,826
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	545,000	527,656
6.000%, 12/31/30 (144A)	29,000	27,550
6.000%, 09/01/31 (144A)	361,000	341,894
7.375%, 02/15/29 (144A)	1,258,000	1,272,185
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	958,000	905,340
3.875%, 11/01/33 (144A)	996,000	893,277
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	3,028,000	3,197,344
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	9,940,000	10,075,471
9.500%, 02/01/29 (144A)	6,192,000	6,975,317
9.875%, 02/01/32 (144A)	3,528,000	3,920,285
		55,803,461
Real Estate — 0.7%
Adler Financing SARL
12.500%, 12/31/28 (EUR) (c)	102,000	118,196
14.000%, 12/31/29 (EUR) (c)	64,000	74,234
BHFTI-68

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate—(Continued)
ADLER Real Estate GmbH
3.000%, 04/27/26 (EUR)	200,000	$212,001
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A) (a)	1,359,227	1,262,657
Aroundtown Finance SARL
7.125%, 5Y EUR Swap + 4.508%, 01/16/30 (EUR) (b)	100,000	103,523
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,557,000	2,413,291
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A)	840,000	847,620
8.875%, 09/01/31 (144A) (a)	883,000	964,044
DEMIRE Deutsche Mittelstand Real Estate AG
1.875%, 10/15/24 (EUR)	100,000	94,071
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	95,351
Heimstaden Bostad Treasury BV
1.375%, 03/03/27 (EUR)	100,000	102,990
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	356,275
4.375%, 02/01/31 (144A)	308,000	282,326
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (e) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	17,000	23,383
		6,949,962
Real Estate Investment Trusts — 2.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A) (a)	385,000	374,685
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750%, 12/15/27 (144A)	252,000	234,912
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, 06/15/26 (144A)	513,000	496,781
8.000%, 06/15/27 (144A) (a)	550,000	582,660
Host Hotels & Resorts LP
5.500%, 04/15/35	601,000	609,712
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A)	479,000	461,694
Iron Mountain U.K. PLC
3.875%, 11/15/25 (GBP)	100,000	131,857
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	63,000	62,205
5.625%, 07/15/32 (144A)	214,000	213,451
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A)	384,000	374,562
4.750%, 06/15/29 (144A) (a)	178,000	173,848
7.000%, 07/15/31 (144A)	600,000	636,138
MPT Operating Partnership LP/MPT Finance Corp.
2.500%, 03/24/26 (GBP)	737,000	889,632
3.500%, 03/15/31	2,139,000	1,562,072
4.625%, 08/01/29 (a)	884,000	711,030
5.000%, 10/15/27 (a)	120,000	107,649
5.250%, 08/01/26 (a)	100,000	95,216
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	$622,648
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A)	317,000	319,097
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A)	482,000	466,375
6.500%, 04/01/32 (144A)	1,770,000	1,829,164
RLJ Lodging Trust LP
3.750%, 07/01/26 (144A) (a)	353,000	345,196
4.000%, 09/15/29 (144A)	268,000	246,702
SBA Communications Corp.
3.125%, 02/01/29	1,761,000	1,627,683
3.875%, 02/15/27	712,000	693,893
Service Properties Trust
8.625%, 11/15/31 (144A) (a)	3,046,000	3,312,400
8.875%, 06/15/32	1,237,000	1,181,603
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	101,000	98,423
6.000%, 04/15/30 (144A)	230,000	230,094
7.250%, 04/01/29 (144A)	460,000	482,339
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	5,379,000	5,741,577
VICI Properties LP
5.625%, 05/15/52 (a)	166,000	162,423
6.125%, 04/01/54	295,000	309,202
		25,386,923
Retail — 2.2%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 01/15/28 (144A)	412,000	395,903
4.000%, 10/15/30 (144A)	288,000	265,577
4.375%, 01/15/28 (144A)	455,000	442,039
5.625%, 09/15/29 (144A)	508,000	515,340
Afflelou SAS
6.000%, 07/25/29 (EUR)	104,000	118,992
Asbury Automotive Group, Inc.
4.750%, 03/01/30 (a)	57,000	54,558
5.000%, 02/15/32 (144A)	124,000	117,587
Beacon Roofing Supply, Inc.
4.125%, 05/15/29 (144A) (a)	247,000	232,707
6.500%, 08/01/30 (144A)	483,000	499,900
Bertrand Franchise Finance SAS
7.489%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (b)	100,000	112,108
Bubbles Bidco SpA
6.500%, 09/30/31 (EUR)	100,000	111,384
7.529%, 3M EURIBOR + 4.250%, 09/30/31 (EUR) (b)	100,000	111,037
Carvana Co.
13.000%, 13.000% PIK, 06/01/30 (144A) (c)	1,070,218	1,163,729
14.000%, 14.000% PIK, 06/01/31 (144A) (c)	2,452,421	2,888,749
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	100,000	138,241
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	567,751
Dufry One BV
4.750%, 04/18/31 (EUR)	100,000	114,723
BHFTI-69

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Duomo Bidco SpA
7.803%, 3M EURIBOR + 4.125%, 07/15/31 (EUR) (b)	108,000	$121,362
eG Global Finance PLC
12.000%, 11/30/28 (144A) (a)	1,206,000	1,345,970
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A)	907,000	866,029
6.750%, 01/15/30 (144A)	364,000	339,123
Foundation Building Materials, Inc.
6.000%, 03/01/29 (144A)	151,000	132,972
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A)	366,000	371,814
GYP Holdings III Corp.
4.625%, 05/01/29 (144A)	582,000	554,814
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	286,000	276,611
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	517,000	496,769
8.250%, 08/01/31 (144A)	961,000	1,020,409
NMG Holding Co., Inc./Neiman Marcus Group LLC
8.500%, 10/01/28 (144A)	309,000	314,503
PetSmart, Inc./PetSmart Finance Corp.
7.750%, 02/15/29 (144A) (a)	950,000	937,807
Raising Cane's Restaurants LLC
9.375%, 05/01/29 (144A) (a)	384,000	415,807
Staples, Inc.
10.750%, 09/01/29 (144A)	600,000	582,180
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (GBP)	100,000	138,207
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	238,000	221,898
Walgreens Boots Alliance, Inc.
8.125%, 08/15/29 (a)	249,000	248,522
White Cap Buyer LLC
6.875%, 10/15/28 (144A)	4,494,000	4,535,916
White Cap Parent LLC
8.250%, 9.000% PIK, 03/15/26 (144A) (c)	930,000	930,591
		21,701,629
Semiconductors — 0.2%
ams-OSRAM AG
10.500%, 03/30/29 (EUR)	131,000	150,892
Entegris, Inc.
4.750%, 04/15/29 (144A)	1,051,000	1,035,708
Foundry JV Holdco LLC
6.250%, 01/25/35 (144A) (a)	560,000	586,035
6.400%, 01/25/38 (144A)	320,000	336,958
Synaptics, Inc.
4.000%, 06/15/29 (144A) (a)	287,000	271,864
		2,381,457
Software — 5.0%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A)	7,763,000	7,457,025
Camelot Finance SA
4.500%, 11/01/26 (144A)	289,000	284,796
Security Description	Principal Amount*	Value
Software—(Continued)
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	1,360,000	$1,440,999
Cedacri Mergeco SpA
9.042%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	111,565
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A)	899,000	935,036
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	1,189,000	1,215,882
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	2,412,000	2,314,732
4.875%, 07/01/29 (144A) (a)	1,836,000	1,765,938
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	7,988,000	7,947,792
8.250%, 06/30/32 (144A)	5,130,000	5,362,383
9.000%, 09/30/29 (144A)	6,170,000	6,278,655
Dun & Bradstreet Corp.
5.000%, 12/15/29 (144A) (a)	1,081,000	1,076,417
Elastic NV
4.125%, 07/15/29 (144A)	1,009,000	942,670
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	533,000	515,722
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625%, 05/01/28 (144A)	250,000	230,383
7.875%, 05/01/29 (EUR)	200,000	226,488
8.750%, 05/01/29 (144A)	412,000	421,136
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	215,000	197,318
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	1,421,000	1,420,385
6.500%, 06/01/32 (144A)	1,890,000	1,953,891
TeamSystem SpA
7.127%, 3M EURIBOR + 3.500%, 07/31/31 (EUR) (b)	100,000	111,798
Twilio, Inc.
3.625%, 03/15/29	187,000	173,991
3.875%, 03/15/31	350,000	323,341
UKG, Inc.
6.875%, 02/01/31 (144A)	5,903,000	6,099,576
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, 09/01/25 (144A)	576,000	540,368
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29 (144A)	564,000	521,347
		49,869,634
Telecommunications — 4.6%
Altice Financing SA
5.000%, 01/15/28 (144A)	205,000	173,409
5.750%, 08/15/29 (144A)	2,261,000	1,817,028
9.625%, 07/15/27 (144A)	1,163,000	1,132,726
Altice France SA
5.125%, 01/15/29 (144A)	200,000	140,466
5.125%, 07/15/29 (144A)	2,472,000	1,738,355
5.500%, 10/15/29 (144A)	781,000	546,965
11.500%, 02/01/27 (EUR)	100,000	91,668
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	144,147
BHFTI-70

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
CommScope LLC
4.750%, 09/01/29 (144A)	1,014,000	$851,760
Connect Finco SARL/Connect U.S. Finco LLC
6.750%, 10/01/26 (144A)	980,000	980,000
9.000%, 09/15/29 (144A)	2,007,000	1,942,244
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,753,000	1,737,188
5.875%, 10/15/27 (144A)	734,000	736,985
8.625%, 03/15/31 (144A)	872,000	940,094
8.750%, 05/15/30 (144A) (a)	3,830,000	4,081,493
Global Switch Finance BV
1.375%, 10/07/30 (EUR)	100,000	102,144
Iliad Holding SASU
6.500%, 10/15/26 (144A)	746,000	754,132
6.875%, 04/15/31 (EUR)	100,000	118,272
7.000%, 10/15/28 (144A) (a)	742,000	754,849
8.500%, 04/15/31 (144A) (a)	1,800,000	1,936,091
Level 3 Financing, Inc.
4.875%, 06/15/29 (144A)	1,214,000	1,019,760
10.500%, 04/15/29 (144A)	2,348,000	2,559,435
10.500%, 05/15/30 (144A)	3,174,000	3,416,017
10.750%, 12/15/30 (144A)	211,400	232,002
11.000%, 11/15/29 (144A)	3,090,084	3,422,502
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	100,000	110,606
5.750%, 04/30/29 (EUR)	236,000	274,202
Lumen Technologies, Inc.
4.125%, 04/15/29 (144A)	509,090	427,636
4.125%, 04/15/30 (144A)	509,141	410,981
Optics Bidco SpA
6.000%, 09/30/34 (144A)	1,632,000	1,652,105
7.200%, 07/18/36 (144A)	1,168,000	1,256,964
Sable International Finance Ltd.
5.750%, 09/07/27 (144A)	273,000	271,694
7.125%, 10/15/32 (144A)	1,265,000	1,269,744
SES SA
6.000%, 5Y EUR Swap + 3.586%, 09/12/54 (EUR) (b)	100,000	104,701
SoftBank Group Corp.
3.875%, 07/06/32 (EUR)	200,000	204,500
4.500%, 04/20/25 (EUR)	200,000	222,630
5.375%, 01/08/29 (EUR)	200,000	226,526
5.750%, 07/08/32 (EUR)	100,000	112,995
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	116,559
6.135%, 7Y EUR Swap + 3.347%, 02/03/30 (EUR) (b)	200,000	237,774
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	122,725
7.125%, 6Y EUR Swap + 4.322%, 08/23/28 (EUR) (b)	100,000	122,184
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	332,000	301,260
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	119,657
4.250%, 01/31/31 (144A)	213,000	188,556
4.500%, 07/15/31 (GBP)	134,000	154,518
4.750%, 07/15/31 (144A)	273,000	242,977
5.625%, 04/15/32 (EUR)	100,000	112,479
7.750%, 04/15/32 (144A)	200,000	205,296
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Vodafone Group PLC
2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	$108,732
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (b)	100,000	103,722
6.500%, 5Y EUR Swap + 3.489%, 08/30/84 (EUR) (b)	125,000	153,058
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.750%, 08/15/28 (144A)	1,047,000	1,047,984
8.250%, 10/01/31 (144A)	642,000	652,678
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) (a)	3,483,000	3,115,345
6.125%, 03/01/28 (144A) (a)	1,139,000	945,370
Zegona Finance PLC
6.750%, 07/15/29 (EUR)	114,000	132,451
		46,098,341
Transportation — 0.4%
Brightline East LLC
11.000%, 01/31/30 (144A) (a)	584,000	496,427
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A) (a)	1,166,000	1,199,055
GN Bondco LLC
9.500%, 10/15/31 (144A) (a)	536,000	564,189
Mobico Group PLC
4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	128,665
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	152,588
Rand Parent LLC
8.500%, 02/15/30 (144A)	482,000	491,564
SGL Group ApS
8.438%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	111,593
Watco Cos. LLC/Watco Finance Corp.
7.125%, 08/01/32 (144A)	366,000	381,472
		3,525,553
Trucking & Leasing — 0.9%
Fortress Transportation & Infrastructure Investors LLC
5.500%, 05/01/28 (144A)	1,666,000	1,659,038
5.875%, 04/15/33	1,067,000	1,061,665
7.000%, 05/01/31 (144A)	2,840,000	2,993,380
7.000%, 06/15/32 (144A)	1,530,000	1,606,042
7.875%, 12/01/30 (144A)	1,644,000	1,771,111
		9,091,236
Total Corporate Bonds & Notes (Cost $835,631,896)		859,453,351

Floating Rate Loans (h)—10.0%
Advertising — 0.5%
Clear Channel International BV
2024 CCIBV Fixed Term Loan, 7.500%, 04/01/27	2,737,000	2,709,630
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.960%, 1M TSFR + 4.000%, 08/23/28	1,439,155	1,438,555
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 10.404%, 3M TSFR + 5.000%, 04/11/29	809,470	761,745
		4,909,930
BHFTI-71

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense — 0.1%
Bleriot U.S. Bidco, Inc.
2023 Term Loan B, 7.854%, 3M TSFR + 3.250%, 10/31/30	300,248	$301,159
Dynasty Acquisition Co., Inc.
2024 Term Loan B1, 8.345%, 1M TSFR + 3.500%, 08/24/28	70,136	70,385
2024 Term Loan B2, 8.345%, 1M TSFR + 3.500%, 08/24/28	27,042	27,109
Kaman Corp.
2024 Term Loan, 8.104%, 3M TSFR + 3.500%, 04/21/31	194,209	195,180
		593,833
Airlines — 0.1%
American Airlines, Inc.
2021 Term Loan, 10.294%, 3M TSFR + 4.750%, 04/20/28	546,464	562,267
Building Materials — 0.2%
Chamberlain Group, Inc.
2024 Incremental Term Loan B, 8.345%, 1M TSFR + 3.500%, 11/03/28	409,940	409,908
Cornerstone Building Brands, Inc.
2024 Term Loan B, 9.597%, 1M TSFR + 4.500%, 05/15/31	204,000	201,705
Emrld Borrower LP
2024 Term Loan B, 7.557%, 3M TSFR + 2.500%, 08/04/31	281,127	280,951
Hobbs & Associates LLC
Delayed Draw Term Loan, 07/23/31 (i)	51,274	51,258
Term Loan B, 8.095%, 1M TSFR + 3.250%, 07/23/31	256,370	256,290
Wilsonart LLC
2024 Term Loan B, 8.854%, 3M TSFR + 4.250%, 08/05/31	805,000	797,201
		1,997,313
Chemicals — 0.3%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 12.695%, 1M TSFR + 7.750%, 11/24/28	237,600	226,908
Chemours Co.
2023 USD Term Loan B, 8.345%, 1M TSFR + 3.500%, 08/18/28	418,891	419,414
Discovery Purchaser Corp.
Term Loan, 9.693%, 3M TSFR + 4.375%, 10/04/29	1,457,944	1,453,084
Lonza Group AG
USD Term Loan B, 8.529%, 3M TSFR + 3.925%, 07/03/28	373,956	350,759
Momentive Performance Materials, Inc.
2023 Term Loan, 9.345%, 1M TSFR + 4.500%, 03/29/28	760,775	763,391
		3,213,556
Commercial Services — 0.6%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.695%, 1M TSFR + 3.750%, 05/12/28	889,239	881,624
AVSC Holding Corp.
2018 2nd Lien Term Loan, 12.210%, 1M TSFR + 7.250%, 09/01/25	328,784	326,181
Crash Champions LLC
2024 Term Loan B, 9.852%, 3M TSFR + 4.750%, 02/23/29	931,693	899,472
Ensemble RCM LLC
2024 Term Loan B, 8.252%, 3M TSFR + 3.000%, 08/01/29	350,342	351,249
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Galaxy U.S. Opco, Inc.
Term Loan, 10.002%, 3M TSFR + 4.750%, 04/29/29	340,060	$286,359
Grant Thornton Advisors LLC
Term Loan B, 8.095%, 1M TSFR + 3.250%, 06/02/31	529,951	531,342
PG Investment Co. 59 SARL
Term Loan B, 8.104%, 3M TSFR + 3.500%, 03/26/31	398,218	399,413
Vortex Opco LLC
Second Out Term Loan, 9.118%, 3M TSFR + 4.250%, 12/17/28	270,514	194,770
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 8.095%, 1M TSFR + 3.250%, 01/30/31	1,935,802	1,936,023
		5,806,433
Computers — 0.5%
Amentum Government Services Holdings LLC
2024 Term Loan B, 07/30/31 (j)	1,020,000	1,018,087
Atlas CC Acquisition Corp.
Term Loan B, 9.569%, 3M TSFR + 4.250%, 05/25/28	358,593	278,806
Term Loan C, 9.569%, 3M TSFR + 4.250%, 05/25/28	72,929	56,703
Fortress Intermediate 3, Inc.
Term Loan B, 8.595%, 1M TSFR + 3.750%, 06/27/31	1,701,000	1,698,343
McAfee LLC
2024 USD Term Loan B, 8.451%, 1M TSFR + 3.250%, 03/01/29	393,739	392,786
Peraton Corp.
2nd Lien Term Loan B1, 12.971%, 3M TSFR + 7.750%, 02/01/29	1,532,017	1,440,096
		4,884,821
Cosmetics/Personal Care — 0.0%
KDC/ONE Development Corp., Inc.
2024 USD Term Loan B, 9.355%, 1M TSFR + 4.500%, 08/15/28	455,181	456,318
Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.
2024 Term Loan, 8.845%, 1M TSFR + 4.000%, 12/11/28	176,024	176,299
Diversified Financial Services — 0.2%
CPI Holdco B LLC
Term Loan, 6.845%, 1M TSFR + 2.000%, 05/19/31	486,917	485,091
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 11.615%, 3M TSFR + 6.750%, 04/07/28	477,289	468,221
Nuvei Technologies Corp.
2024 Term Loan B1, 07/18/31 (j)	916,000	906,840
		1,860,152
Electronics — 0.0%
Roper Industrial Products Investment Co. LLC
2024 USD Term Loan B, 7.854%, 3M TSFR + 3.250%, 11/22/29	141,985	142,385
Engineering & Construction — 0.3%
Brand Industrial Services, Inc.
2024 Term Loan B, 9.748%, 3M TSFR + 4.500%, 08/01/30	2,486,355	2,419,755
BHFTI-72

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Brown Group Holding LLC
2022 Incremental Term Loan B2, 7.595% - 8.002%, 1M TSFR + 2.750%, 3M TSFR + 2.750%, 07/01/31 (k)	171,570	$171,386
Chromalloy Corp.
2024 Term Loan B, 9.082%, 3M TSFR + 3.750%, 03/27/31	828,922	789,342
KKR Apple Bidco LLC
2022 Incremental Term Loan, 8.345%, 1M TSFR + 3.500%, 09/22/28	46,296	46,466
		3,426,949
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 8.794%, 3M TSFR + 3.250%, 10/02/28	287,261	274,455
GVC Holdings Ltd.
2024 USD Term Loan B3, 8.014%, 6M TSFR + 2.750%, 10/31/29	357,359	357,917
Motion Finco SARL
2024 USD Term Loan B, 8.104%, 3M TSFR + 3.500%, 11/12/29	234,757	226,276
OVG Business Services LLC
2024 Term Loan B, 7.845%, 1M TSFR + 3.000%, 06/25/31	244,000	243,085
		1,101,733
Environmental Control — 0.0%
GFL Environmental, Inc.
2024 Term Loan B, 7.321%, 3M TSFR + 2.000%, 07/03/31	179,575	179,623
Food — 0.0%
Chobani LLC
2023 Incremental Term Loan, 8.595%, 1M TSFR + 3.750%, 10/25/27	454,412	456,258
Hand/Machine Tools — 0.0%
Alliance Laundry Systems LLC
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 08/19/31	113,000	113,363
Madison Safety & Flow LLC
2024 Term Loan B, 09/26/31 (j)	293,000	293,733
		407,096
Healthcare-Products — 0.4%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.845%, 1M TSFR + 4.000%, 09/29/28	562,320	562,086
Term Loan, 8.270%, 1M TSFR + 3.250%, 05/10/27	1,347,776	1,344,219
Medline Borrower LP
2024 USD Add-on Term Loan B, 7.095%, 1M TSFR + 2.250%, 10/23/28	1,167,769	1,167,769
Sotera Health Holdings LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 05/30/31	507,000	506,049
		3,580,123
Healthcare-Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 05/16/31 (j)	522,835	522,051
2024 Incremental Term Loan B, 8.965%, 1M TSFR + 4.000%, 05/17/31	407,810	408,320
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
LifePoint Health, Inc.
2024 Term Loan B, 10.054%, 3M TSFR + 4.750%, 11/16/28	312,388	$312,555
Parexel International Corp.
2024 Term Loan B, 7.845%, 1M TSFR + 3.000%, 11/15/28	113,385	113,548
Quorum Health Corp.
2020 Term Loan, 13.568%, 3M TSFR + 8.250%, 04/29/25	599,852	454,388
Star Parent, Inc.
Term Loan B, 8.354%, 3M TSFR + 3.750%, 09/27/30	1,231,504	1,199,413
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.670%, 1M TSFR + 2.750%, 12/19/30	108,564	108,751
		3,119,026
Holding Companies-Diversified — 0.1%
Forward Air Corp.
Term Loan B, 9.752%, 3M TSFR + 4.500%, 12/19/30	527,609	525,410
Housewares — 0.2%
Solis IV BV
USD Term Loan B1, 8.571%, 3M TSFR + 3.500%, 02/26/29	588,455	585,092
Springs Windows Fashions LLC
2021 Term Loan B, 8.960%, 1M TSFR + 4.000%, 10/06/28 †	1,131,975	919,164
		1,504,256
Insurance — 0.6%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 09/19/31 (j)	320,000	318,591
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.345%, 1M TSFR + 3.500%, 02/14/31	753,248	753,416
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.252%, 3M TSFR + 3.000%, 07/31/31	177,329	177,218
Truist Insurance Holdings LLC
1st Lien Term Loan, 7.854%, 3M TSFR + 3.250%, 05/06/31	1,427,000	1,427,297
2nd Lien Term Loan, 9.354%, 3M TSFR + 4.750%, 05/06/32	3,349,901	3,411,667
		6,088,189
Internet — 0.4%
CNT Holdings I Corp.
2020 Term Loan, 8.752%, 3M TSFR + 3.500%, 11/08/27	253,564	254,445
MH Sub I LLC
2021 2nd Lien Term Loan, 11.502%, 3M TSFR + 6.250%, 02/23/29	129,000	126,964
2023 Term Loan, 9.095%, 1M TSFR + 4.250%, 05/03/28	1,792,112	1,782,685
Proofpoint, Inc.
2024 Term Loan, 7.845%, 1M TSFR + 3.000%, 08/31/28	120,602	120,694
PUG LLC
2024 Extended Term Loan B, 9.595%, 1M TSFR + 4.750%, 03/15/30	1,683,947	1,684,649
		3,969,437
Investment Companies — 0.0%
WEC U.S. Holdings Ltd.
2024 Term Loan, 7.595%, 1M TSFR + 2.750%, 01/27/31	123,529	123,618
BHFTI-73

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Leisure Time — 0.1%
City Football Group Ltd.
2024 Term Loan, 7.969%, 1M TSFR + 3.000%, 07/22/30	483,879	$480,249
Sabre GLBL, Inc.
2021 Term Loan B1, 8.460%, 1M TSFR + 3.500%, 12/17/27	123,877	116,135
2021 Term Loan B2, 8.460%, 1M TSFR + 3.500%, 12/17/27	195,745	183,511
		779,895
Machinery-Diversified — 0.6%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.945%, 1M TSFR + 4.000%, 03/25/31	373,125	371,104
SPX Flow, Inc.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 04/05/29	644,370	645,908
Titan Acquisition Ltd.
2024 Term Loan B, 10.326%, 6M TSFR + 5.000%, 02/15/29	2,488,530	2,478,680
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 8.588%, 6M TSFR + 3.500%, 04/30/30	2,085,739	2,092,980
		5,588,672
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, 7.460%, 1M TSFR + 2.500%, 04/15/27	472,714	434,187
2022 Term Loan B6, 9.597%, 1M TSFR + 4.500%, 01/18/28	523,518	510,594
Gray Television, Inc.
2024 Term Loan B, 10.451%, 1M TSFR + 5.250%, 06/04/29	374,062	360,451
Radiate Holdco LLC
2021 Term Loan B, 8.210%, 1M TSFR + 3.250%, 09/25/26	564,970	486,177
Univision Communications, Inc.
2024 Term Loan B, 8.460%, 1M TSFR + 3.500%, 01/31/29	195,599	191,222
		1,982,631
Oil & Gas Services — 0.1%
Star Holding LLC
2024 1st Lien Term Loan B, 9.345%, 1M TSFR + 4.500%, 07/31/31	944,000	924,432
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co.
2024 Term Loan B, 8.701%, 1M TSFR + 3.500%, 04/15/27	232,847	233,557
Trident TPI Holdings, Inc.
2024 Term Loan B6, 8.604%, 3M TSFR + 4.000%, 09/15/28	182,685	183,173
		416,730
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.345%, 1M TSFR + 5.500%, 05/04/28	76,715	77,770
Bausch Health Cos., Inc.
2022 Term Loan B, 10.195%, 1M TSFR + 5.250%, 02/01/27	1,167,901	1,122,353
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Endo Luxembourg Finance Co. I SARL
2024 Term Loan B, 9.783%, 3M TSFR + 4.500%, 04/23/31	1,194,000	$1,194,373
Gainwell Acquisition Corp.
Term Loan B, 8.704%, 3M TSFR + 4.000%, 10/01/27	968,376	923,890
Organon & Co.
2024 USD Term Loan B, 7.465%, 1M TSFR + 2.500%, 05/19/31	40,688	40,671
		3,359,057
Pipelines — 0.0%
NGL Energy Partners LP
2024 Term Loan B, 8.595%, 1M TSFR + 3.750%, 02/03/31	303,573	302,472
Real Estate — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, 11.460%, 1M TSFR + 6.500%, 06/04/29	524,226	513,250
Term Loan, 8.460%, 1M TSFR + 3.500%, 06/02/28	332,853	330,322
Cushman & Wakefield U.S. Borrower LLC
2024 Term Loan, 8.595%, 1M TSFR + 3.750%, 01/31/30	42,942	43,049
		886,621
Retail — 0.4%
1011778 BC Unlimited Liability Co.
2024 Term Loan B6, 6.595%, 1M TSFR + 1.750%, 09/20/30	601,492	596,731
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 9.252%, 3M TSFR + 4.000%, 01/29/31	1,150,532	1,122,308
Gulfside Supply, Inc.
Term Loan B, 8.286%, 3M TSFR + 3.000%, 06/17/31	149,881	149,882
PetSmart, Inc.
2021 Term Loan B, 8.695%, 1M TSFR + 3.750%, 02/11/28	723,665	718,560
White Cap Buyer LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 10/19/29	1,006,796	1,000,102
		3,587,583
Software — 2.6%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 9.854%, 3M TSFR + 5.250%, 02/23/32	411,637	424,715
Ascend Learning LLC
2021 2nd Lien Term Loan, 10.695%, 1M TSFR + 5.750%, 12/10/29	345,000	334,046
2021 Term Loan, 8.445%, 1M TSFR + 3.500%, 12/11/28	412,157	410,898
Athenahealth Group, Inc.
2022 Term Loan B, 8.095%, 1M TSFR + 3.250%, 02/15/29	4,224,160	4,204,357
Banff Merger Sub, Inc.
2024 2nd Lien Term Loan, 11.005%, 3M TSFR + 5.750%, 07/30/32	558,000	550,328
2024 Term Loan B, 9.005%, 3M TSFR + 3.750%, 07/30/31	1,320,243	1,318,533
Cast & Crew Payroll LLC
2021 Incremental Term Loan, 8.595%, 1M TSFR + 3.750%, 12/29/28	271,653	272,429
Central Parent, Inc.
2024 Term Loan B, 7.854%, 3M TSFR + 3.250%, 07/06/29	601,544	595,743
BHFTI-74

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, 9.104%, 3M TSFR + 4.500%, 03/21/31	1,017,000	$1,021,177
2024 USD Term Loan B, 8.604%, 3M TSFR + 4.000%, 03/30/29	968,148	965,150
Cloudera, Inc.
2021 Second Lien Term Loan, 10.945%, 1M TSFR + 6.000%, 10/08/29	941,564	889,778
2021 Term Loan, 8.695%, 1M TSFR + 3.750%, 10/08/28	264,322	258,169
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	7,136,500	7,183,330
Genesys Cloud Services Holdings II LLC
Term Loan B, 8.710%, 1M TSFR + 3.750%, 12/01/27	366,123	366,855
Instructure Holdings, Inc.
2024 Term Loan, 09/11/31 (j)	355,000	352,707
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.095%, 1M TSFR + 3.250%, 06/17/31	741,000	731,106
Modena Buyer LLC
Term Loan, 9.104%, 3M TSFR + 4.500%, 07/01/31	943,000	904,691
Planview Parent, Inc.
2024 2nd Lien Term Loan, 10.604%, 3M TSFR + 6.000%, 12/18/28	376,973	370,533
Polaris Newco LLC
USD Term Loan B, 9.514%, 3M TSFR + 4.000%, 06/02/28	546,237	538,081
Press Ganey Holdings, Inc.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 04/30/31	341,000	341,106
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.002%, 3M TSFR + 3.750%, 10/28/30	267,688	268,631
Project Boost Purchaser LLC
2024 Term Loan, 8.786%, 3M TSFR + 3.500%, 07/16/31	370,441	370,789
RealPage, Inc.
2nd Lien Term Loan, 11.460%, 1M TSFR + 6.500%, 04/23/29	592,627	571,514
Sophia LP
2020 2nd Lien Term Loan, 12.945%, 1M TSFR + 8.000%, 10/09/28	1,150,963	1,156,718
2024 Term Loan B, 8.445%, 1M TSFR + 3.500%, 10/09/29	263,152	264,116
UKG, Inc.
2024 Term Loan B, 8.555%, 3M TSFR + 3.250%, 02/10/31	774,876	775,807
VS Buyer LLC
2024 Term Loan B, 8.347%, 1M TSFR + 3.250%, 04/11/31	206,161	206,504
		25,647,811
Telecommunications — 0.6%
Altice France SA
2023 USD Term Loan B14, 10.801%, 3M TSFR + 5.500%, 08/15/28	281,770	212,384
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 9.948%, 6M TSFR + 5.250%, 11/29/30	159,000	160,226
2024 Term Loan, 8.198%, 6M TSFR + 3.500%, 11/30/29	695,829	695,937
Digicel International Finance Ltd.
2024 Term Loan, 12.002%, 3M TSFR + 6.750%, 05/25/27	1,591,606	1,578,674
Frontier Communications Corp.
2024 Term Loan B, 8.763%, 3M TSFR + 3.500%, 07/01/31	202,000	204,020
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.414%, 1M TSFR + 6.560%, 04/15/29	158,917	$162,410
2024 Extended Term Loan B2, 11.414%, 1M TSFR + 6.560%, 04/15/30	160,083	163,685
Lumen Technologies, Inc.
2024 Term Loan A, 10.845%, 1M TSFR + 6.000%, 06/01/28	134,821	130,440
Windstream Services LLC
2020 Exit Term Loan B, 11.195%, 1M TSFR + 6.250%, 09/21/27	340,193	340,901
2024 Term Loan B, 09/25/31 (j)	312,000	312,000
Zayo Group Holdings, Inc.
USD Term Loan , 7.970%, 1M TSFR + 3.000%, 03/09/27	2,170,343	1,986,090
		5,946,767
Transportation — 0.1%
Genesee & Wyoming, Inc.
2024 Term Loan B, 6.604%, 3M TSFR + 2.000%, 04/10/31	612,188	611,486
Total Floating Rate Loans (Cost $99,387,012)		99,119,182

Convertible Bonds—1.5%
Commercial Services — 0.2%
Global Payments, Inc.
1.500%, 03/01/31 (144A) (a)	1,477,000	1,410,535
Nexi SpA
Zero Coupon, 02/24/28 (EUR)	100,000	96,847
Worldline SA
Zero Coupon, 07/30/26 (EUR)	202,000	204,056
		1,711,438
Computers — 0.0%
Atos SE
Zero Coupon, 11/06/24 (EUR) †	100,000	7,235
Diversified Financial Services — 0.1%
JPMorgan Chase Financial Co. LLC
0.500%, 06/15/27	543,000	546,258
Electric — 0.2%
FirstEnergy Corp.
4.000%, 05/01/26	1,578,000	1,651,377
PG&E Corp.
4.250%, 12/01/27 (144A)	535,000	579,405
		2,230,782
Energy-Alternate Sources — 0.3%
NextEra Energy Partners LP
Zero Coupon, 11/15/25 (144A) (a)	2,352,000	2,196,768
2.500%, 06/15/26 (144A)	549,000	516,037
		2,712,805
BHFTI-75

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*/ Shares	Value

Engineering & Construction — 0.0%
Cellnex Telecom SA
0.750%, 11/20/31 (EUR)	100,000	$97,993
2.125%, 08/11/30 (EUR)	200,000	236,244
		334,237
Home Builders — 0.0%
Meritage Homes Corp.
1.750%, 05/15/28 (144A)	71,000	80,834
Household Products/Wares — 0.1%
Spectrum Brands, Inc.
3.375%, 06/01/29 (144A)	514,000	532,115
Internet — 0.2%
Uber Technologies, Inc.
Zero Coupon, 12/15/25	185,000	203,963
0.875%, 12/01/28 (144A)	1,058,000	1,324,616
		1,528,579
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	211,800
Media — 0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	210,450
1.125%, 03/15/28	818,000	658,187
		868,637
Real Estate Investment Trusts — 0.0%
Pebblebrook Hotel Trust
1.750%, 12/15/26	36,000	33,012
Semiconductors — 0.1%
MKS Instruments, Inc.
1.250%, 06/01/30 (144A)	1,076,000	1,072,234
ON Semiconductor Corp.
0.500%, 03/01/29	436,000	440,796
		1,513,030
Software — 0.2%
Snowflake, Inc.
Zero Coupon, 10/01/27 (144A)	993,000	1,029,741
Zero Coupon, 10/01/29 (144A)	993,000	1,020,307
		2,050,048
Total Convertible Bonds (Cost $14,396,695)		14,360,810

Common Stocks—0.4%
Building Products — 0.1%
JELD-WEN Holding, Inc. (l)	34,708	548,733
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (a) (l)	1,095	1,237
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (l)	36,080	$933,390
Metals & Mining — 0.1%
Constellium SE (l)	71,641	1,164,883
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP (l)	71,657	322,457
Specialized REITs — 0.1%
VICI Properties, Inc.	42,024	1,399,819
Total Common Stocks (Cost $3,974,808)		4,370,519

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	1,560

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $12,213,874; collateralized by U.S. Treasury Notes with rates ranging from 3.125% - 3.750%, maturity dates ranging from 11/15/28 - 12/31/30, and an aggregate market value of $12,457,037	12,212,602	12,212,602
Total Short-Term Investments (Cost $12,212,602)		12,212,602

Securities Lending Reinvestments (m)—4.9%
Certificates of Deposit—1.6%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (b)	1,000,000	999,894
5.030%, SOFR + 0.200%, 11/22/24 (b)	1,000,000	1,000,138
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (b)	1,000,000	1,000,007
5.180%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	1,000,003
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (b)	1,000,000	999,988
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (b)	1,000,000	999,931
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (b)	1,000,000	1,000,128
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	1,000,000	1,000,255
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (b)	1,000,000	1,000,104
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (b)	1,000,000	1,000,051
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (b)	1,000,000	1,000,014
BHFTI-76

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (b)	1,000,000	$1,000,368
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (b)	1,000,000	1,000,230
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (b)	1,000,000	1,000,101
		15,996,167
Commercial Paper—0.2%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (b)	1,000,000	999,989
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (b)	1,000,000	1,000,052
		2,000,041
Repurchase Agreements—2.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,500,207; collateralized by various Common Stock with an aggregate market value of $1,670,533	1,500,000	1,500,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $6,000,830; collateralized by various Common Stock with an aggregate market value of $6,682,133	6,000,000	6,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $8,875,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $9,052,584	8,873,884	8,873,884
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $1,000,964; collateralized by various Common Stock with an aggregate market value of $1,115,660	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,000,139; collateralized by various Common Stock with an aggregate market value of $1,112,034	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $700,097; collateralized by various Common Stock with an aggregate market value of $780,796	700,000	700,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $2,040,781	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $3,014,875; collateralized by various Common Stock with an aggregate market value of $3,333,806	3,000,000	$3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,300,452	3,000,000	3,000,000
		29,073,884
Time Deposit—0.2%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $49,066,905)		49,070,092
Total Investments—104.4% (Cost $1,014,669,918)		1,038,588,116
Unfunded Loan Commitments—0.0% (Cost $(25,637))		(25,637)
Total Investments—104.4% (Cost $1,014,644,281)		1,038,562,479
Other assets and liabilities (net)—(4.4)%		(43,990,635)
Net Assets—100.0%		$994,571,844

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $1,910,262, which is 0.2% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $66,718,321 and the collateral received consisted of cash in the amount of $49,033,773 and non-cash collateral with a value of $20,157,413. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
BHFTI-77

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Rate shown is current coupon rate.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	This loan will settle after September 30, 2024, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2024.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$758,405,581, which is 76.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Atos SE, 1.750%, 05/07/25	06/12/24	$100,000	$65,922	$9,302
Atos SE, Zero Coupon, 11/06/24	08/01/23	100,000	108,521	7,235
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	320,000	320,000	338,158
New Home Co., Inc., 9.250%, 10/01/29	03/27/24	604,000	604,000	636,403
Springs Windows Fashions LLC, 8.960%, 10/06/28	09/17/21-04/13/22	1,131,975	1,121,226	919,164
				$1,910,262
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	26,000	NIP	10/02/24	USD	29,020	$(78)
EUR	159,000	TDB	12/18/24	USD	177,932	(389)

Contracts to Deliver
EUR	27,000	DBAG	12/18/24	USD	30,103	(46)
EUR	26,000	NIP	12/18/24	USD	29,106	74
EUR	159,000	TDB	10/02/24	USD	177,408	417
EUR	26,267,000	TDB	12/18/24	USD	29,326,491	(3,896)
GBP	3,643,000	UBSA	12/18/24	USD	4,780,323	(89,366)
Net Unrealized Depreciation						$(93,284)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/24	110	USD	12,087,109	$17,876

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/24	(11)	USD	(1,366,062)	5,825
U.S. Treasury Ultra Long Bond Futures	12/19/24	(5)	USD	(665,469)	247
Net Unrealized Appreciation					$23,948
BHFTI-78

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.43.V1	5.000%	Quarterly	12/20/29	3.303%	USD	9,000,000	$660,519	$661,016	$(497)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	12/20/24	MSIP	iBoxx $ Liquid High Yield Index	USD	19,179,000	$1,206,203	$(59)	$1,206,262
Pay	3M SOFR	Quarterly	03/20/25	MSIP	iBoxx $ Liquid High Yield Index	USD	17,951,000	1,022,202	(56)	1,022,258
Pay	3M SOFR	Quarterly	12/20/24	MSIP	iBoxx USD Liquid Leveraged Loans Index	USD	8,639,000	182,921	(27)	182,948
Totals								$2,411,326	$(142)	$2,411,468
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	BBP	4.935%	EUR	1,762	$3	$(243)	$246
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	BBP	4.935%	EUR	4,952	10	(682)	692
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	CBNA	4.935%	EUR	1,437	3	(203)	206
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/20/27	JPMC	4.935%	EUR	1,849	4	(261)	265
CMA CGM SA 5.250%, due 01/15/25	5.000%	Quarterly	06/20/27	MSIP	1.334%	EUR	77,000	8,193	10,643	(2,450)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/20/29	BBP	3.303%	EUR	55,000	4,313	6,848	(2,535)
Rolls Royce PLC 3.375%, due 06/18/26	1.000%	Quarterly	06/20/25	CBNA	0.165%	EUR	10,755	72	(317)	389
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/20/25	JPMC	1.111%	EUR	30,000	1,562	1,308	254
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	06/20/29	JPMC	3.736%	EUR	13,167	763	468	295
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	06/20/29	JPMC	3.736%	EUR	20,833	1,207	711	496
Totals								$16,130	$18,272	$(2,142)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-79

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$12,673,265	$—	$12,673,265
Aerospace/Defense	—	30,720,143	—	30,720,143
Agriculture	—	654,012	—	654,012
Airlines	—	3,112,361	—	3,112,361
Apparel	—	1,392,050	—	1,392,050
Auto Manufacturers	—	1,645,817	—	1,645,817
Auto Parts & Equipment	—	11,367,320	—	11,367,320
Banks	—	28,134,008	—	28,134,008
Biotechnology	—	126,910	—	126,910
Building Materials	—	18,138,736	—	18,138,736
Chemicals	—	22,401,053	—	22,401,053
Commercial Services	—	46,458,053	—	46,458,053
Computers	—	8,731,603	—	8,731,603
Cosmetics/Personal Care	—	1,242,160	—	1,242,160
Distribution/Wholesale	—	3,930,950	—	3,930,950
Diversified Financial Services	—	24,895,105	—	24,895,105
Electric	—	18,284,735	—	18,284,735
Electrical Components & Equipment	—	851,426	—	851,426
Electronics	—	4,627,963	—	4,627,963
Engineering & Construction	—	6,119,125	—	6,119,125
Entertainment	—	22,921,421	—	22,921,421
Environmental Control	—	11,793,639	—	11,793,639
Food	—	15,338,552	—	15,338,552
Food Service	—	934,755	—	934,755
Forest Products & Paper	—	106,564	—	106,564
Gas	—	1,323,671	—	1,323,671
Hand/Machine Tools	—	333,387	—	333,387
Healthcare-Products	—	11,405,690	—	11,405,690
Healthcare-Services	—	28,443,465	—	28,443,465
Holding Companies-Diversified	—	319,118	—	319,118
Home Builders	—	5,200,551	—	5,200,551
Home Furnishings	—	421,011	—	421,011
Household Products/Wares	—	814,667	—	814,667
Housewares	—	1,814,004	—	1,814,004
Insurance	—	61,645,077	—	61,645,077
Internet	—	6,314,460	—	6,314,460
Investment Companies	—	13,178,759	—	13,178,759
Iron/Steel	—	4,460,310	—	4,460,310
Leisure Time	—	23,511,462	—	23,511,462
Lodging	—	12,254,451	—	12,254,451
Machinery-Construction & Mining	—	3,101,452	—	3,101,452
Machinery-Diversified	—	11,074,956	—	11,074,956
Media	—	39,153,692	—	39,153,692
Metal Fabricate/Hardware	—	1,493,458	—	1,493,458
Mining	—	16,063,997	—	16,063,997
Office/Business Equipment	—	816,830	—	816,830
Oil & Gas	—	53,199,695	—	53,199,695
Oil & Gas Services	—	8,392,053	—	8,392,053
Packaging & Containers	—	26,754,697	—	26,754,697
Pharmaceuticals	—	10,552,516	—	10,552,516
Pipelines	—	55,803,461	—	55,803,461
Real Estate	—	6,949,962	0	6,949,962
Real Estate Investment Trusts	—	25,386,923	—	25,386,923
Retail	—	21,701,629	—	21,701,629
Semiconductors	—	2,381,457	—	2,381,457
Software	—	49,869,634	—	49,869,634
Telecommunications	—	46,098,341	—	46,098,341
Transportation	—	3,525,553	—	3,525,553
BHFTI-80

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Trucking & Leasing	$—	$9,091,236	$—	$9,091,236
Total Corporate Bonds & Notes	—	859,453,351	0	859,453,351
Total Floating Rate Loans (Less Unfunded Loan Commitments of $25,637)*	—	99,093,545	—	99,093,545
Total Convertible Bonds*	—	14,360,810	—	14,360,810
Total Common Stocks*	4,370,519	—	—	4,370,519
Total Escrow Shares*	—	1,560	—	1,560
Total Short-Term Investments*	—	12,212,602	—	12,212,602
Total Securities Lending Reinvestments*	—	49,070,092	—	49,070,092
Total Investments	$4,370,519	$1,034,191,960	$0	$1,038,562,479
Collateral for Securities Loaned (Liability)	$—	$(49,033,773)	$—	$(49,033,773)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$491	$—	$491
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(93,775)	—	(93,775)
Total Forward Contracts	$—	$(93,284)	$—	$(93,284)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$23,948	$—	$—	$23,948
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(497)	$—	$(497)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,427,456	$—	$2,427,456

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-81

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—92.3% of Net Assets

Security Description	Shares	Value

Belgium — 3.9%
UCB SA (a)	198,012	$35,706,331
Canada — 4.0%
Canadian Pacific Kansas City Ltd. (a)	297,200	25,418,407
Shopify, Inc. - Class A (b)	137,503	11,019,490
		36,437,897
Denmark — 6.7%
Danske Bank AS	626,034	18,848,817
NKT AS (b)	73,535	6,945,910
Novo Nordisk AS - Class B	260,724	31,045,259
Novonesis (Novozymes) B - B Shares	57,771	4,160,050
		61,000,036
France — 11.3%
Accor SA	134,246	5,835,091
Air Liquide SA	221,277	42,736,387
AXA SA	282,631	10,877,472
BNP Paribas SA	64,264	4,410,073
Bureau Veritas SA	68,915	2,287,190
Engie SA	773,460	13,361,350
Pernod Ricard SA	44,263	6,690,346
Safran SA	74,011	17,462,947
		103,660,856
Germany — 9.6%
Allianz SE	63,495	20,834,500
Deutsche Boerse AG	125,839	29,509,512
Deutsche Telekom AG (144A)	1,149,860	33,773,471
Rheinmetall AG	6,538	3,534,297
		87,651,780
Ireland — 0.6%
AerCap Holdings NV	62,593	5,928,809
Italy — 4.7%
BFF Bank SpA	718,001	7,875,520
Mediobanca Banca di Credito Finanziario SpA	613,886	10,482,877
UniCredit SpA	371,053	16,305,801
Wizz Air Holdings PLC (a) (b)	440,049	8,549,093
		43,213,291
Japan — 6.2%
Coca-Cola Bottlers Japan Holdings, Inc.	319,811	4,443,428
Japan Post Bank Co. Ltd.	490,400	4,582,271
Mitsubishi UFJ Financial Group, Inc.	471,300	4,797,887
Mitsui Fudosan Co. Ltd.	84,638	792,832
Nippon Sanso Holdings Corp.	355,133	12,959,699
Otsuka Holdings Co. Ltd.	207,900	11,724,641
Resona Holdings, Inc.	819,102	5,710,891
Sumitomo Mitsui Financial Group, Inc.	534,100	11,370,944
		56,382,593
Mexico — 1.4%
Cemex SAB de CV (ADR)	995,399	6,071,934
Security Description	Shares	Value
Mexico — (Continued)
Wal-Mart de Mexico SAB de CV	2,248,500	$6,784,326
		12,856,260
Netherlands — 4.5%
Argenx SE (b)	19,618	10,618,682
Argenx SE (ADR) (b)	48,525	26,304,432
Heineken NV	48,793	4,326,324
		41,249,438
Russia — 0.0%
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0
South Korea — 2.9%
Hanwha Aerospace Co. Ltd.	26,029	5,935,166
Hanwha Industrial Solutions Co. Ltd. (b)	28,831	734,169
LIG Nex1 Co. Ltd.	76,990	12,468,279
Samsung Electronics Co. Ltd.	155,217	7,356,564
		26,494,178
Spain — 1.8%
Aena SME SA	74,931	16,488,751
Switzerland — 8.9%
Galderma Group AG (b)	66,034	6,134,996
Medacta Group SA	58,563	8,651,397
SGS SA	136,326	15,212,960
UBS Group AG	1,654,920	51,095,520
		81,094,873
United Kingdom — 16.0%
3i Group PLC	192,223	8,510,065
AstraZeneca PLC	50,210	7,820,954
AstraZeneca PLC (ADR)	157	12,232
BAE Systems PLC	1,876,920	31,069,834
British American Tobacco PLC	187,376	6,833,020
London Stock Exchange Group PLC	84,562	11,562,247
Melrose Industries PLC	5,271,951	32,245,912
National Grid PLC	1,617,541	22,298,745
Reckitt Benckiser Group PLC	85,064	5,209,132
RELX PLC	451,466	21,329,841
		146,891,982
United States — 9.8%
Amazon.com, Inc. (b)	206,307	38,441,183
Linde PLC	84,089	40,098,681
Nestle SA	112,973	11,385,761
		89,925,625
Total Common Stocks (Cost $686,233,595)		844,982,700

BHFTI-82

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Equity Linked Security—1.8%
Security Description	Shares/ Principal Amount*	Value

Italy — 1.8%
Ryanair Holdings PLC (HSBC Bank PLC) 10/31/24 (b) (e) (Cost $13,828,411)	890,145	$16,309,627

Short-Term Investments—4.3%
Repurchase Agreement — 4.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $39,778,674; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $40,570,209	39,774,531	39,774,531
Total Short-Term Investments (Cost $39,774,531)		39,774,531

Securities Lending Reinvestments (f)—0.1%
Repurchase Agreements — 0.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $50,007; collateralized by various Common Stock with an aggregate market value of $55,684	50,000	50,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $42,737; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $43,592	42,731	42,731
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $7,690; collateralized by various Common Stock with an aggregate market value of $8,576	7,689	7,689
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $100,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $102,039	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $50,007; collateralized by various Common Stock with an aggregate market value of $55,008	50,000	50,000
		250,420

Mutual Funds — 0.1%
Allspring Government Money Market Fund, Select Class, 4.860% (g)	30,000	30,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (g)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (g)	100,000	100,000
Security Description	Shares	Value
Mutual Funds — (Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (g)	100,000	$100,000
		330,000
Total Securities Lending Reinvestments (Cost $580,420)		580,420
Total Investments—98.5% (Cost $740,416,957)		901,647,278
Other assets and liabilities (net)—1.5%		13,993,472
Net Assets—100.0%		$915,640,750

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $32,931,280 and the collateral received consisted of cash in the amount of $580,420 and non-cash collateral with a value of $34,546,216. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$33,773,471, which is 3.7% of net assets.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Aerospace & Defense	11.2
Capital Markets	11.0
Chemicals	10.9
Pharmaceuticals	10.1
Banks	8.4
Professional Services	4.2
Broadline Retail	4.2
Biotechnology	4.0
Multi-Utilities	3.9
Diversified Telecommunication Services	3.7
BHFTI-83

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$35,706,331	$—	$35,706,331
Canada	36,437,897	—	—	36,437,897
Denmark	—	61,000,036	—	61,000,036
France	—	103,660,856	—	103,660,856
Germany	—	87,651,780	—	87,651,780
Ireland	5,928,809	—	—	5,928,809
Italy	—	43,213,291	—	43,213,291
Japan	—	56,382,593	—	56,382,593
Mexico	12,856,260	—	—	12,856,260
Netherlands	26,304,432	14,945,006	—	41,249,438
Russia	—	—	0	0
South Korea	734,169	25,760,009	—	26,494,178
Spain	—	16,488,751	—	16,488,751
Switzerland	—	81,094,873	—	81,094,873
United Kingdom	12,232	146,879,750	—	146,891,982
United States	78,539,864	11,385,761	—	89,925,625
Total Common Stocks	160,813,663	684,169,037	0	844,982,700
Total Equity Linked Securities*	—	16,309,627	—	16,309,627
Total Short-Term Investments*	—	39,774,531	—	39,774,531
Securities Lending Reinvestments
Mutual Funds	330,000	—	—	330,000
Repurchase Agreements	—	250,420	—	250,420
Total Securities Lending Reinvestments*	330,000	250,420	—	580,420
Total Investments	$161,143,663	$740,503,615	$0	$901,647,278
Collateral for Securities Loaned (Liability)	$—	$(580,420)	$—	$(580,420)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-84

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,478,918	$17,865,335
Baillie Gifford International Stock Portfolio (Class A) (b)	7,321,186	81,045,526
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,561,516	66,333,188
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,460,102	48,752,834
Brighthouse/Artisan International Portfolio (Class A) (a)	6,399,269	74,807,450
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	41,951	8,920,007
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,367,250	89,864,263
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,861,634	88,567,558
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,940,724	75,148,413
CBRE Global Real Estate Portfolio (Class A) (a)	4,718,802	53,511,215
Frontier Mid Cap Growth Portfolio (Class A) (b)	624,794	17,912,853
Harris Oakmark International Portfolio (Class A) (a)	7,254,169	97,060,776
Invesco Comstock Portfolio (Class A) (a)	8,087,724	106,272,698
Invesco Global Equity Portfolio (Class A) (a)	1,732,443	44,645,049
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,904,863	27,712,390
Jennison Growth Portfolio (Class A) (b)	6,731,464	105,482,040
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,581,647	31,650,998
Loomis Sayles Growth Portfolio (Class A) (a)	6,375,253	112,204,447
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	3,734,368	44,401,642
MFS Research International Portfolio (Class A) (a)	4,775,795	62,419,647
MFS Value Portfolio (Class A) (b)	7,717,580	110,284,214
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,361,543	8,931,722
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	858,126	$16,124,190
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	4,366,419	49,471,529
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	5,110,142	49,517,281
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	4,048,815	97,576,430
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,615,003	102,340,738
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,413,174	13,354,498
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,219,517	26,768,397
VanEck Global Natural Resources Portfolio (Class A) (b)	2,897,603	34,191,711
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	654,736	13,422,089
Total Mutual Funds (Cost $1,656,073,770)		1,776,561,128
Total Investments—100.0% (Cost $1,656,073,770)		1,776,561,128
Other assets and liabilities (net)—0.0%		(588,195)
Net Assets—100.0%		$1,775,972,933

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Allspring Mid Cap Value Portfolio (Class A)	$16,933,857	$1,316,130	$(1,734,379)	$(133,294)	$1,483,021	$17,865,335
Baillie Gifford International Stock Portfolio (Class A)	76,679,658	5,520,201	(5,762,522)	677,144	3,931,045	81,045,526
BlackRock Capital Appreciation Portfolio (Class A)	63,589,566	3,974,817	(11,704,710)	(373,006)	10,846,521	66,333,188
Brighthouse Small Cap Value Portfolio (Class A)	51,002,466	4,102,342	(6,964,726)	(898,682)	1,511,434	48,752,834
Brighthouse/Artisan International Portfolio (Class A)	71,544,494	834,706	(7,003,449)	722,685	8,709,014	74,807,450
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,523,040	872,707	(363,112)	(65,342)	(47,286)	8,920,007
Brighthouse/Dimensional International Small Company Portfolio (Class A)	85,138,599	4,204,058	(5,230,990)	(2,202,043)	7,954,639	89,864,263
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	83,512,369	4,261,821	(6,401,313)	315,375	6,879,306	88,567,558
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	63,573,783	9,897,668	(4,698,684)	188,221	6,187,425	75,148,413
CBRE Global Real Estate Portfolio (Class A)	51,060,076	2,686,995	(4,267,950)	(233,955)	4,266,049	53,511,215
Frontier Mid Cap Growth Portfolio (Class A)	17,018,653	51,891	(1,478,421)	(526,794)	2,847,524	17,912,853
Harris Oakmark International Portfolio (Class A)	92,231,320	2,955,613	(96,081)	(13,019)	1,982,943	97,060,776
Invesco Comstock Portfolio (Class A)	97,184,785	10,964,307	(5,763,017)	(255,610)	4,142,233	106,272,698
Invesco Global Equity Portfolio (Class A)	42,698,147	3,852,747	(5,209,414)	836,742	2,466,827	44,645,049
Invesco Small Cap Growth Portfolio (Class A)	30,204,658	—	(6,927,333)	(3,241,268)	7,676,333	27,712,390
Jennison Growth Portfolio (Class A)	93,254,306	16,306,438	(12,883,649)	(122,133)	8,927,078	105,482,040
JPMorgan Small Cap Value Portfolio (Class A)	34,850,715	634,072	(6,663,927)	(2,457,098)	5,287,236	31,650,998
Loomis Sayles Growth Portfolio (Class A)	106,436,767	8,669,368	(16,940,460)	2,016,033	12,022,739	112,204,447
Loomis Sayles Small Cap Growth Portfolio (Class A)	46,280,917	444,060	(7,511,096)	(988,139)	6,175,900	44,401,642
MFS Research International Portfolio (Class A)	57,899,569	2,804,165	(2,975,715)	625,467	4,066,161	62,419,647
MFS Value Portfolio (Class A)	105,077,799	11,944,945	(10,414,959)	(1,055,756)	4,732,185	110,284,214
Morgan Stanley Discovery Portfolio (Class A)	8,489,072	133,809	(919,526)	(2,140,132)	3,368,499	8,931,722
Neuberger Berman Genesis Portfolio (Class A) .	19,463,993	1,550,130	(5,458,320)	1,173,213	(604,826)	16,124,190
BHFTI-85

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	$37,851,043	$6,941,518	$(1,788,797)	$102,096	$6,365,669	$49,471,529
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	45,618,822	1,024,054	(1,608,398)	(90,882)	4,573,685	49,517,281
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,620,980	5,488,311	(19,720,315)	(38,685)	15,226,139	97,576,430
T. Rowe Price Large Cap Value Portfolio (Class A)	97,738,538	6,775,351	(9,612,451)	(925,180)	8,364,480	102,340,738
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,785,815	1,210,492	(641,476)	(96,738)	96,405	13,354,498
T. Rowe Price Small Cap Growth Portfolio (Class A)	29,791,287	1,356,508	(7,301,954)	(15,758)	2,938,314	26,768,397
VanEck Global Natural Resources Portfolio (Class A)	32,398,218	4,322,614	(2,605,390)	667,084	(590,815)	34,191,711
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,598,798	990,649	(932,442)	49,672	715,412	13,422,089
	$1,688,052,110	$126,092,487	$(181,584,976)	$(8,499,782)	$152,501,289	$1,776,561,128

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
Allspring Mid Cap Value Portfolio (Class A)	$1,087,176	$228,955	1,478,918
Baillie Gifford International Stock Portfolio (Class A)	4,872,022	648,178	7,321,186
BlackRock Capital Appreciation Portfolio (Class A)	3,881,728	51,362	1,561,516
Brighthouse Small Cap Value Portfolio (Class A)	3,258,742	716,858	3,460,102
Brighthouse/Artisan International Portfolio (Class A)	—	834,706	6,399,269
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	753,869	105,216	41,951
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,588,951	2,461,639	8,367,250
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	3,006,132	1,255,689	2,861,634
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	4,763,893	431,412	4,940,724
CBRE Global Real Estate Portfolio (Class A)	—	1,866,037	4,718,802
Frontier Mid Cap Growth Portfolio (Class A)	—	42,023	624,794
Harris Oakmark International Portfolio (Class A)	—	2,138,858	7,254,169
Invesco Comstock Portfolio (Class A)	8,669,740	1,825,208	8,087,724
Invesco Global Equity Portfolio (Class A)	3,724,457	118,417	1,732,443
Invesco Small Cap Growth Portfolio (Class A)	—	—	2,904,863
Jennison Growth Portfolio (Class A)	11,612,869	—	6,731,464
JPMorgan Small Cap Value Portfolio (Class A)	—	555,876	2,581,647
Loomis Sayles Growth Portfolio (Class A)	8,656,904	—	6,375,253
Loomis Sayles Small Cap Growth Portfolio (Class A)	399,686	—	3,734,368
MFS Research International Portfolio (Class A)	1,505,224	1,121,818	4,775,795
MFS Value Portfolio (Class A)	9,942,026	2,002,919	7,717,580
Morgan Stanley Discovery Portfolio (Class A)	—	—	1,361,543
Neuberger Berman Genesis Portfolio (Class A) .	1,495,623	22,871	858,126
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	1,304,552	4,366,419
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	803,888	5,110,142
T. Rowe Price Large Cap Growth Portfolio (Class A)	5,464,156	—	4,048,815
T. Rowe Price Large Cap Value Portfolio (Class A)	4,475,031	2,241,023	3,615,003
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,183,785	23,262	1,413,174
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,342,881	13,627	1,219,517
VanEck Global Natural Resources Portfolio (Class A)	1,252,642	889,322	2,897,603
Victory Sycamore Mid Cap Value Portfolio (Class A)	801,384	187,893	654,736
	$83,738,921	$21,891,609
BHFTI-86

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,776,561,128	$—	$—	$1,776,561,128
Total Investments	$1,776,561,128	$—	$—	$1,776,561,128
BHFTI-87

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—70.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 70.0%
AB International Bond Portfolio (Class A) (a)	11,370,099	$93,121,113
Allspring Mid Cap Value Portfolio (Class A) (a)	9,270,457	111,987,115
Baillie Gifford International Stock Portfolio (Class A) (b)	19,102,658	211,466,427
BlackRock Bond Income Portfolio (Class A) (b)	5,819,991	540,851,765
BlackRock Capital Appreciation Portfolio (Class A) (b)	389,122	16,529,901
BlackRock High Yield Portfolio (Class A) (a)	9,967,989	74,560,560
Brighthouse Small Cap Value Portfolio (Class A) (a)	6,430,519	90,606,009
Brighthouse/Artisan International Portfolio (Class A) (a)	12,873,966	150,496,668
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	526,263	111,899,329
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,763,354	104,858,423
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	11,643,608	111,429,330
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	21,042,393	185,804,333
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	12,315,214	97,043,886
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	940,987	29,123,552
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,192,148	33,342,572
CBRE Global Real Estate Portfolio (Class A) (a)	5,941,404	67,375,525
Frontier Mid Cap Growth Portfolio (Class A) (b)	3,392,843	97,272,820
Harris Oakmark International Portfolio (Class A) (a)	21,691,565	290,233,135
Invesco Comstock Portfolio (Class A) (a)	627,007	8,238,876
Invesco Global Equity Portfolio (Class A) (a)	2,950,033	76,022,356
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	6,829,965	65,157,870
Jennison Growth Portfolio (Class A) (b)	1,516,839	23,768,860
JPMorgan Core Bond Portfolio (Class A) (a)	34,338,903	316,948,073
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,252,127	64,391,074
Loomis Sayles Growth Portfolio (Class A) (a)	1,063,905	18,724,718
MFS Research International Portfolio (Class A) (a)	14,860,546	194,227,341
MFS Value Portfolio (Class A) (b)	1,666,374	23,812,486
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	5,622,186	36,881,542
Neuberger Berman Genesis Portfolio (Class A) (b)	2,785,155	52,333,063
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	14,831,340	148,758,337
PIMCO Total Return Portfolio (Class A) (a)	40,174,292	408,572,547
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	5,949,602	67,408,986
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	7,729,502	74,898,873
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	660,784	18,706,803
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,933,571	56,072,242
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	4,159,107	91,292,393
TCW Core Fixed Income Portfolio (Class A) (a)	48,805,822	436,812,109
VanEck Global Natural Resources Portfolio (Class A) (b)	8,540,085	100,772,997
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	22,705,946	244,997,152
Western Asset Management U.S. Government Portfolio (Class A) (b)	24,331,619	259,861,692
Total Mutual Funds (Cost $5,310,193,130)		5,206,662,853

U.S. Treasury & Government Agencies—29.8%
Agency Sponsored Mortgage-Backed — 2.7%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	4,346	4,213
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 03/01/50	79,934	$77,752
4.000%, 05/01/50	25,677	24,835
5.000%, 08/01/53	27,913,764	27,895,956
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	2,176,486	2,148,054
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,561,892
3.000%, 12/01/51	27,734,369	24,966,766
3.180%, 07/01/35	2,402,969	2,202,347
4.000%, 08/01/47	20,077	19,528
4.000%, 06/01/48	86,451	84,089
4.000%, 11/01/48	4,951	4,816
4.000%, 03/01/49	876,900	852,959
4.000%, 08/01/49	113,504	110,402
4.000%, 03/01/50	18,502,449	17,768,532
4.000%, 07/01/50	3,743,348	3,641,145
Government National Mortgage Association, TBA
4.000%, TBA (d)	110,000,000	106,344,360
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (d)	16,000,000	15,364,535
		204,072,181
Federal Agencies — 0.4%
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	19,500,000	15,739,148
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,669,974
4.250%, 09/15/65	10,000,000	9,169,915
		26,579,037
U.S. Treasury — 26.7%
U.S. Treasury Bonds
1.375%, 08/15/50	358,500,000	197,469,081
1.625%, 11/15/50	144,200,000	84,818,890
1.875%, 02/15/51	173,000,000	108,395,312
2.000%, 08/15/51	57,600,000	37,102,500
2.750%, 11/15/42	57,400,000	47,070,242
2.875%, 05/15/43	126,000,000	104,609,532
2.875%, 11/15/46	114,100,000	91,739,074
2.875%, 05/15/52	56,900,000	44,562,035
3.000%, 11/15/44	80,000,000	66,753,125
3.125%, 02/15/43	89,700,000	77,615,028
3.375%, 05/15/44	99,895,000	88,766,073
3.625%, 02/15/53	50,000,000	45,464,844
3.625%, 05/15/53	37,700,000	34,308,473
4.750%, 11/15/53 (e)	20,000,000	22,091,406
U.S. Treasury Notes
0.375%, 09/30/27	125,000,000	113,740,235
0.500%, 02/28/26 (f)	21,100,000	20,153,797
0.750%, 05/31/26 (e) (g)	300,000,000	285,738,282
1.375%, 10/31/28	37,900,000	34,745,121
2.750%, 07/31/27	29,400,000	28,744,242
3.500%, 01/31/28 (f)	75,000,000	74,830,078
3.500%, 04/30/30	100,000,000	99,441,406
BHFTI-88

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.750%, 05/31/30	138,000,000	$138,911,015
4.125%, 10/31/27	34,900,000	35,452,129
4.125%, 03/31/31	58,700,000	60,295,906
5.000%, 09/30/25 (f)	44,600,000	45,039,380
		1,987,857,206
Total U.S. Treasury & Government Agencies (Cost $2,615,933,633)		2,218,508,424

Corporate Bonds & Notes—2.3%
Banks — 2.2%
Bank of America Corp.
3.419%, 3M TSFR + 1.302%, 12/20/28 (h)	20,000,000	19,456,048
Citigroup, Inc.
3.887%, 3M TSFR + 1.825%, 01/10/28 (h)	20,000,000	19,799,065
Cooperatieve Rabobank UA
4.375%, 08/04/25	5,000,000	4,973,708
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (h)	10,000,000	9,841,695
6.561%, SOFR + 1.950%, 10/24/34 (g) (h)	17,700,000	19,983,043
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,981,425
6.254%, SOFR + 2.390%, 03/09/34 (h)	19,000,000	20,755,595
JPMorgan Chase & Co.
3.540%, 3M TSFR + 1.642%, 05/01/28 (h)	10,000,000	9,819,188
5.350%, SOFR + 1.845%, 06/01/34 (h)	10,600,000	11,092,002
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (h)	5,100,000	4,529,939
Mizuho Financial Group, Inc.
4.254%, 3M TSFR + 1.532%, 09/11/29 (h)	5,000,000	4,964,345
Morgan Stanley
3.591%, 07/22/28 (h)	20,000,000	19,597,080
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (h)	3,000,000	2,338,687
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (h)	8,800,000	9,127,315
		159,259,135
Commercial Services — 0.0%
Automatic Data Processing, Inc.
4.450%, 09/09/34	2,000,000	2,004,631
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	928,573
Electric — 0.0%
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	900,000	790,961
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	526,470
		1,317,431
Security Description	Principal Amount*	Value

Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	$1,502,408
3.800%, 12/01/57	1,556,000	1,178,101
		2,680,509
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,956,000	1,777,164
Total Corporate Bonds & Notes (Cost $171,338,014)		167,967,443

Mortgage-Backed Securities—0.6%
Collateralized Mortgage Obligations — 0.2%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (h)	18,733,532	16,440,398
Commercial Mortgage-Backed Securities — 0.4%
Bank
4.493%, 06/15/55 (h)	15,000,000	14,881,651
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	10,019,436
		24,901,087
Total Mortgage-Backed Securities (Cost $43,290,099)		41,341,485

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	480,290
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,704,209
Total Municipals (Cost $2,479,555)		2,184,499

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $7,411,805; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $7,559,317	7,411,033	7,411,033
Total Short-Term Investments (Cost $7,411,033)		7,411,033
Total Investments—102.8% (Cost $8,150,645,464)		7,644,075,737
Other assets and liabilities (net)—(2.8)%		(205,781,815)
Net Assets—100.0%		$7,438,293,922

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of
BHFTI-89

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	All or a portion of this security has been transferred in a secured–borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $92,878,510.
(g)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2024, the market value of securities pledged amounted to $152,200,731.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2024.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$20,498,619, which is 0.3% of net assets.

Cash in the amount of $1,009,004 has been received as collateral for TBA securities and $400,000 as collateral for secured borrowings.
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC.	4.750%	09/20/24	09/20/26	USD	(7,519,932)	$(7,519,932)
Deutsche Bank Securities, Inc.	5.020%	09/23/24	10/01/24	USD	(60,356,000)	(60,356,000)
Deutsche Bank Securities, Inc.	5.030%	10/01/24	10/08/24	USD	(60,260,500)	(60,260,500)
Deutsche Bank Securities, Inc.	5.050%	09/25/24	10/02/24	USD	(17,403,750)	(17,403,750)
JPMorgan Securities LLC	5.050%	09/25/24	10/02/24	USD	(6,693,750)	(6,693,750)
Total						$(152,233,932)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
AB International Bond Portfolio (Class A)	$95,543,947	$3,257,025	$(8,185,266)	$(2,018,670)	$4,524,077	$93,121,113
Allspring Mid Cap Value Portfolio (Class A)	116,429,741	8,361,187	(21,738,235)	747,539	8,186,883	111,987,115
Baillie Gifford International Stock Portfolio (Class A)	220,223,464	14,640,303	(35,952,412)	1,592,365	10,962,707	211,466,427
BlackRock Bond Income Portfolio (Class A)	555,642,785	22,080,479	(41,178,156)	(7,460,815)	11,767,472	540,851,765
BlackRock Capital Appreciation Portfolio (Class A)	16,991,432	1,133,404	(4,314,117)	(58,071)	2,777,253	16,529,901
BlackRock High Yield Portfolio (Class A)	76,382,000	4,556,344	(7,641,868)	(1,233,090)	2,497,174	74,560,560
Brighthouse Small Cap Value Portfolio (Class A)	95,179,920	7,419,420	(12,961,884)	1,160,217	(191,664)	90,606,009
Brighthouse/Artisan International Portfolio (Class A)	155,826,481	1,694,813	(26,706,898)	2,498,467	17,183,805	150,496,668
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	116,372,333	11,101,735	(14,203,014)	(498,929)	(872,796)	111,899,329
Brighthouse/Dimensional International Small Company Portfolio (Class A)	109,293,509	4,773,586	(16,217,842)	(5,302,986)	12,312,156	104,858,423
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	109,983,435	9,576,015	(4,663,348)	(274,527)	(3,192,245)	111,429,330
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	183,984,841	7,640,519	(6,861,013)	(948,954)	1,988,940	185,804,333
Brighthouse/Templeton International Bond Portfolio (Class A)	99,891,284	—	(3,185,940)	(1,465,676)	1,804,218	97,043,886
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	29,688,246	1,426,347	(4,438,286)	(262,267)	2,709,512	29,123,552
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	34,409,243	2,405,380	(6,825,513)	240,960	3,112,502	33,342,572
CBRE Global Real Estate Portfolio (Class A)	70,566,651	2,496,782	(10,782,954)	(874,177)	5,969,223	67,375,525
Frontier Mid Cap Growth Portfolio (Class A)	101,284,689	234,686	(17,397,002)	(6,304,347)	19,454,794	97,272,820
Harris Oakmark International Portfolio (Class A)	300,373,253	6,507,500	(22,548,886)	220,973	5,680,295	290,233,135
Invesco Comstock Portfolio (Class A)	8,527,441	851,327	(1,475,418)	307,950	27,576	8,238,876
Invesco Global Equity Portfolio (Class A)	78,531,779	6,588,805	(15,099,983)	3,780,578	2,221,177	76,022,356
Invesco Small Cap Growth Portfolio (Class A)	68,178,679	—	(13,135,927)	(8,493,439)	18,608,557	65,157,870
Jennison Growth Portfolio (Class A)	24,530,643	3,006,531	(6,143,171)	(417,512)	2,792,369	23,768,860
JPMorgan Core Bond Portfolio (Class A)	325,048,549	10,861,954	(24,665,298)	(3,361,601)	9,064,469	316,948,073
BHFTI-90

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
JPMorgan Small Cap Value Portfolio (Class A)	$68,070,055	$1,131,962	$(10,406,361)	$(412,579)	$6,007,997	$64,391,074
Loomis Sayles Growth Portfolio (Class A)	19,343,055	1,448,474	(4,526,820)	1,339,858	1,120,151	18,724,718
MFS Research International Portfolio (Class A)	199,808,951	8,275,756	(29,222,937)	2,183,076	13,182,495	194,227,341
MFS Value Portfolio (Class A)	24,561,379	2,603,119	(4,227,322)	(257,523)	1,132,833	23,812,486
Morgan Stanley Discovery Portfolio (Class A)	38,545,290	—	(6,869,024)	(4,772,351)	9,977,627	36,881,542
Neuberger Berman Genesis Portfolio (Class A) .	54,288,302	4,977,716	(8,268,980)	(986,565)	2,322,590	52,333,063
PIMCO Inflation Protected Bond Portfolio (Class A)	149,725,601	—	(9,044,666)	(340,758)	8,418,160	148,758,337
PIMCO Total Return Portfolio (Class A)	419,996,620	12,476,102	(34,218,480)	(6,456,940)	16,775,245	408,572,547
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	68,669,414	1,879,075	(13,254,519)	649,012	9,466,004	67,408,986
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	75,979,350	1,244,647	(9,355,178)	(136,726)	7,166,780	74,898,873
T. Rowe Price Large Cap Value Portfolio (Class A)	19,399,893	1,239,130	(3,370,470)	44,035	1,394,215	18,706,803
T. Rowe Price Mid Cap Growth Portfolio (Class A)	58,439,881	5,190,557	(7,646,259)	(914,050)	1,002,113	56,072,242
T. Rowe Price Small Cap Growth Portfolio (Class A)	95,396,126	4,640,025	(18,125,766)	(2,551,542)	11,933,550	91,292,393
TCW Core Fixed Income Portfolio (Class A)	451,011,601	18,224,809	(34,750,349)	(4,879,945)	7,205,993	436,812,109
VanEck Global Natural Resources Portfolio (Class A)	100,815,133	13,495,258	(14,048,289)	4,386,121	(3,875,226)	100,772,997
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	253,581,927	18,177,799	(23,430,090)	(5,838,317)	2,505,833	244,997,152
Western Asset Management U.S. Government Portfolio (Class A)	264,331,095	7,868,111	(15,877,704)	(2,251,058)	5,791,248	259,861,692
	$5,354,848,018	$233,486,682	$(572,965,645)	$(49,622,264)	$240,916,062	$5,206,662,853

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
AB International Bond Portfolio (Class A)	$—	$3,257,025	11,370,099
Allspring Mid Cap Value Portfolio (Class A)	6,906,670	1,454,517	9,270,457
Baillie Gifford International Stock Portfolio (Class A)	12,921,248	1,719,055	19,102,658
BlackRock Bond Income Portfolio (Class A)	—	22,080,479	5,819,991
BlackRock Capital Appreciation Portfolio (Class A)	954,050	12,624	389,122
BlackRock High Yield Portfolio (Class A)	—	4,556,344	9,967,989
Brighthouse Small Cap Value Portfolio (Class A)	6,081,593	1,337,828	6,430,519
Brighthouse/Artisan International Portfolio (Class A)	—	1,694,813	12,873,966
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	9,742,053	1,359,682	526,263
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,872,565	2,901,021	9,763,354
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	9,576,015	11,643,608
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,640,519	21,042,393
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	12,315,214
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	1,006,093	420,254	940,987
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	2,205,640	199,740	2,192,148
CBRE Global Real Estate Portfolio (Class A)	—	2,496,782	5,941,404
Frontier Mid Cap Growth Portfolio (Class A)	—	234,686	3,392,843
Harris Oakmark International Portfolio (Class A)	—	6,507,500	21,691,565
Invesco Comstock Portfolio (Class A)	703,270	148,056	627,007
Invesco Global Equity Portfolio (Class A)	6,385,773	203,032	2,950,033
Invesco Small Cap Growth Portfolio (Class A)	—	—	6,829,965
Jennison Growth Portfolio (Class A)	2,646,133	—	1,516,839
JPMorgan Core Bond Portfolio (Class A)	—	10,861,953	34,338,903
JPMorgan Small Cap Value Portfolio (Class A)	—	1,131,962	5,252,127
Loomis Sayles Growth Portfolio (Class A)	1,448,473	—	1,063,905
MFS Research International Portfolio (Class A)	4,741,785	3,533,971	14,860,546
MFS Value Portfolio (Class A)	2,166,630	436,488	1,666,374
Morgan Stanley Discovery Portfolio (Class A)	—	—	5,622,186
Neuberger Berman Genesis Portfolio (Class A) .	4,902,743	74,974	2,785,155
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	14,831,340
PIMCO Total Return Portfolio (Class A)	—	12,476,102	40,174,292
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	1,879,075	5,949,602
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	1,244,648	7,729,502
BHFTI-91

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
T. Rowe Price Large Cap Value Portfolio (Class A)	$825,655	$413,475	660,784
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,090,525	100,032	5,933,571
T. Rowe Price Small Cap Growth Portfolio (Class A)	4,593,413	46,612	4,159,107
TCW Core Fixed Income Portfolio (Class A)	—	18,224,809	48,805,822
VanEck Global Natural Resources Portfolio (Class A)	3,695,197	2,623,430	8,540,085
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	18,177,799	22,705,946
Western Asset Management U.S. Government Portfolio (Class A)	—	7,868,111	24,331,619
	$78,889,509	$146,893,413
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	12/20/24	6,101	USD	1,773,636,963	$21,254,386

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(528)	USD	(62,460,750)	36,386
Net Unrealized Appreciation					$21,290,772
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,206,662,853	$—	$—	$5,206,662,853
Total U.S. Treasury & Government Agencies*	—	2,218,508,424	—	2,218,508,424
Total Corporate Bonds & Notes*	—	167,967,443	—	167,967,443
Total Mortgage-Backed Securities*	—	41,341,485	—	41,341,485
Total Municipals*	—	2,184,499	—	2,184,499
Total Short-Term Investments*	—	7,411,033	—	7,411,033
Total Investments	$5,206,662,853	$2,437,412,884	$—	$7,644,075,737
Reverse Repurchase Agreements (Liability)	$—	$(152,233,932)	$—	$(152,233,932)
Secured Borrowings (Liability)	$—	$(13,838,601)	$—	$(13,838,601)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,290,772	$—	$—	$21,290,772

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-92

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.4%
Leonardo DRS, Inc. (a)	132,550	$3,740,561
Automobile Components — 0.7%
Adient PLC (a)	81,700	1,843,969
Holley, Inc. (a) (b)	492,826	1,453,837
Patrick Industries, Inc. (b)	17,200	2,448,764
		5,746,570
Banks — 13.2%
Associated Banc-Corp. (b)	183,841	3,959,935
Bank of NT Butterfield & Son Ltd.	81,550	3,007,564
BOK Financial Corp.	15,827	1,655,821
Cadence Bank	118,350	3,769,448
Columbia Banking System, Inc.	234,441	6,121,255
Comerica, Inc.	51,950	3,112,325
East West Bancorp, Inc.	81,000	6,701,940
First Financial Bancorp	120,850	3,049,046
First Hawaiian, Inc. (b)	85,067	1,969,301
FNB Corp. (b)	430,950	6,080,704
Hancock Whitney Corp. (b)	263,273	13,471,679
Hope Bancorp, Inc.	298,440	3,748,406
Old National Bancorp (b)	245,700	4,584,762
Renasant Corp. (b)	121,705	3,955,412
Sandy Spring Bancorp, Inc.	69,475	2,179,431
SouthState Corp.	73,554	7,147,978
Synovus Financial Corp.	134,850	5,996,779
UMB Financial Corp. (b)	132,186	13,894,070
Valley National Bancorp (b)	599,150	5,428,299
WaFd, Inc.	81,300	2,833,305
Webster Financial Corp.	229,191	10,682,593
		113,350,053
Beverages — 0.7%
Primo Water Corp.	248,701	6,279,700
Building Products — 3.7%
CSW Industrials, Inc. (b)	10,209	3,740,475
Griffon Corp.	88,653	6,205,710
Janus International Group, Inc. (a) (b)	275,094	2,781,200
Quanex Building Products Corp. (b)	181,453	5,035,321
Simpson Manufacturing Co., Inc.	17,001	3,251,781
UFP Industries, Inc.	57,103	7,492,485
Zurn Elkay Water Solutions Corp. (b)	92,800	3,335,232
		31,842,204
Capital Markets — 1.7%
GlassBridge Enterprises, Inc. (a)	572	14,300
Marex Group PLC	51,847	1,224,626
MidCap Financial Investment Corp.	148,636	1,990,236
New Mountain Finance Corp.	212,266	2,542,947
P10, Inc. - Class A	131,452	1,407,851
Stifel Financial Corp.	70,950	6,662,205
Westwood Holdings Group, Inc.	42,205	599,311
		14,441,476
Security Description	Shares	Value
Chemicals — 6.8%
Ashland, Inc.	26,050	$2,265,568
Avient Corp.	364,993	18,366,448
Ecovyst, Inc. (a) (b)	352,249	2,412,906
HB Fuller Co.	42,800	3,397,464
Huntsman Corp.	97,050	2,348,610
Innospec, Inc.	135,170	15,286,375
Mativ Holdings, Inc.	278,517	4,732,004
Minerals Technologies, Inc.	31,042	2,397,374
NewMarket Corp.	10,474	5,780,496
Quaker Chemical Corp. (b)	11,043	1,860,635
		58,847,880
Commercial Services & Supplies — 1.6%
ACCO Brands Corp.	418,146	2,287,259
BrightView Holdings, Inc. (a) (b)	29,736	468,045
Ennis, Inc. (b)	108,407	2,636,458
Matthews International Corp. - Class A	49,207	1,141,602
UniFirst Corp.	19,540	3,881,621
Viad Corp. (a)	92,785	3,324,486
		13,739,471
Communications Equipment — 0.2%
Viavi Solutions, Inc. (a)	229,600	2,070,992
Construction & Engineering — 2.3%
API Group Corp. (a)	124,541	4,112,344
Centuri Holdings, Inc. (a)	30,500	492,575
MasTec, Inc. (a)	59,345	7,305,370
MDU Resources Group, Inc.	270,796	7,422,518
		19,332,807
Construction Materials — 2.3%
Eagle Materials, Inc. (b)	48,636	13,990,145
Knife River Corp. (a)	30,150	2,695,109
Summit Materials, Inc. - Class A (a)	89,103	3,477,690
		20,162,944
Consumer Finance — 0.3%
Bread Financial Holdings, Inc.	49,300	2,345,694
Consumer Staples Distribution & Retail — 0.4%
Performance Food Group Co. (a)	45,631	3,576,101
Containers & Packaging — 2.8%
Berry Global Group, Inc.	109,782	7,462,980
Myers Industries, Inc.	145,450	2,010,119
Silgan Holdings, Inc.	177,011	9,293,078
TriMas Corp.	216,747	5,533,551
		24,299,728
Electric Utilities — 0.5%
OGE Energy Corp.	112,400	4,610,648
Electrical Equipment — 1.5%
Atkore, Inc. (b)	94,208	7,983,186
NEXTracker, Inc. - Class A (a) (b)	41,914	1,570,937
BHFTI-93

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
Regal Rexnord Corp.	18,506	$3,069,775
		12,623,898
Electronic Equipment, Instruments & Components — 3.2%
Belden, Inc. (b)	114,000	13,352,820
Flex Ltd. (a)	130,787	4,372,209
Knowles Corp. (a)	58,462	1,054,070
Novanta, Inc. (a)	4,587	820,706
TD SYNNEX Corp.	27,500	3,302,200
TTM Technologies, Inc. (a) (b)	181,976	3,321,062
Vishay Intertechnology, Inc. (b)	52,250	988,048
		27,211,115
Energy Equipment & Services — 1.6%
Forum Energy Technologies, Inc. (a) (b)	18,776	290,277
Liberty Energy, Inc. (b)	298,062	5,690,004
Noble Corp. PLC (b)	65,600	2,370,784
Patterson-UTI Energy, Inc. (b)	698,620	5,344,443
		13,695,508
Financial Services — 1.6%
Compass Diversified Holdings	269,111	5,955,426
Essent Group Ltd.	76,150	4,895,684
Euronet Worldwide, Inc. (a)	28,968	2,874,495
		13,725,605
Food Products — 3.7%
Flowers Foods, Inc.	100,200	2,311,614
J&J Snack Foods Corp. (b)	123,787	21,306,218
Nomad Foods Ltd.	313,080	5,967,305
Tootsie Roll Industries, Inc. (b)	75,370	2,334,209
		31,919,346
Gas Utilities — 0.5%
Southwest Gas Holdings, Inc.	59,400	4,381,344
Ground Transportation — 1.1%
Saia, Inc. (a) (b)	1,950	852,657
Werner Enterprises, Inc.	220,537	8,510,523
		9,363,180
Health Care Equipment & Supplies — 2.0%
CONMED Corp. (b)	10,592	761,776
Enovis Corp. (a) (b)	26,841	1,155,505
Globus Medical, Inc. - Class A (a)	39,050	2,793,637
Haemonetics Corp. (a) (b)	40,252	3,235,456
Integer Holdings Corp. (a) (b)	39,050	5,076,500
Merit Medical Systems, Inc. (a)	28,000	2,767,240
Varex Imaging Corp. (a)	149,704	1,784,472
		17,574,586
Health Care Providers & Services — 0.6%
Ardent Health Partners, Inc. (a)	48,326	888,232
Patterson Cos., Inc. (b)	150,574	3,288,536
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Premier, Inc. - Class A (b)	65,845	$1,316,900
		5,493,668
Health Care REITs — 0.8%
Community Healthcare Trust, Inc.	62,600	1,136,190
National Health Investors, Inc.	68,450	5,753,907
		6,890,097
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	282,950	4,201,807
Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp. (b)	43,581	2,817,512
Choice Hotels International, Inc. (b)	17,800	2,319,340
Denny's Corp. (a) (b)	408,129	2,632,432
Dine Brands Global, Inc.	46,862	1,463,500
Jack in the Box, Inc. (b)	48,266	2,246,300
Texas Roadhouse, Inc.	14,050	2,481,230
		13,960,314
Household Durables — 1.7%
Helen of Troy Ltd. (a) (b)	4,460	275,851
KB Home	54,550	4,674,389
M/I Homes, Inc. (a)	19,800	3,392,928
Meritage Homes Corp.	30,000	6,152,100
		14,495,268
Household Products — 2.2%
Central Garden & Pet Co. (Voting Shares) (a) (b)	67,300	2,454,431
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	147,298	4,625,157
Spectrum Brands Holdings, Inc.	123,960	11,793,555
		18,873,143
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp. (a)	11,458	2,042,274
Industrial REITs — 0.8%
LXP Industrial Trust	485,400	4,878,270
Plymouth Industrial REIT, Inc.	91,350	2,064,510
		6,942,780
Insurance — 5.4%
Abacus Life, Inc. (a) (b)	79,871	808,295
Assurant, Inc.	19,700	3,917,542
Axis Capital Holdings Ltd.	80,100	6,376,761
CNO Financial Group, Inc.	31,572	1,108,177
Enstar Group Ltd. (a)	16,531	5,316,204
Hanover Insurance Group, Inc.	81,127	12,015,720
ProAssurance Corp. (a)	93,833	1,411,248
Selective Insurance Group, Inc.	26,340	2,457,522
Stewart Information Services Corp. (b)	144,158	10,774,369
White Mountains Insurance Group Ltd.	1,556	2,639,287
		46,825,125
BHFTI-94

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services — 0.1%
Ziff Davis, Inc. (a)	23,943	$1,165,066
IT Services — 0.5%
Kyndryl Holdings, Inc. (a)	178,643	4,105,216
Leisure Products — 0.4%
Acushnet Holdings Corp. (b)	55,300	3,525,375
Life Sciences Tools & Services — 0.3%
Azenta, Inc. (a) (b)	53,530	2,592,993
Machinery — 8.6%
Alamo Group, Inc.	39,708	7,152,602
Atmus Filtration Technologies, Inc.	69,027	2,590,583
Columbus McKinnon Corp.	64,638	2,326,968
Douglas Dynamics, Inc.	167,891	4,630,434
Franklin Electric Co., Inc.	140,717	14,749,956
Gates Industrial Corp. PLC (a) (b)	226,814	3,980,586
Hillman Group (a)	502,200	5,303,232
Hillman Solutions Corp. (a)	34,999	369,589
ITT, Inc.	45,180	6,754,862
Mayville Engineering Co., Inc. (a)	133,979	2,824,277
Mueller Industries, Inc. (b)	209,955	15,557,665
Terex Corp.	68,600	3,629,626
Timken Co.	47,050	3,965,845
		73,836,225
Marine Transportation — 0.4%
Kirby Corp. (a)	28,250	3,458,647
Media — 0.1%
DallasNews Corp. (b)	31,298	131,139
Thryv Holdings, Inc. (a) (b)	62,035	1,068,863
		1,200,002
Metals & Mining — 0.5%
Arch Resources, Inc.	4,336	599,062
Constellium SE (a)	132,400	2,152,824
Ryerson Holding Corp.	62,050	1,235,415
		3,987,301
Mortgage Real Estate Investment Trusts — 1.5%
AGNC Investment Corp. (b)	485,563	5,078,989
Apollo Commercial Real Estate Finance, Inc. (b)	96,988	891,320
New York Mortgage Trust, Inc. (b)	251,591	1,592,571
Two Harbors Investment Corp.	365,865	5,078,206
		12,641,086
Multi-Utilities — 0.4%
Black Hills Corp.	56,040	3,425,165
Oil, Gas & Consumable Fuels — 4.6%
Berry Corp.	192,884	991,424
Chord Energy Corp.	35,320	4,599,724
EnLink Midstream LLC (a)	273,589	3,969,776
Gulfport Energy Corp. (a)	21,900	3,314,565
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
International Seaways, Inc.	44,450	$2,291,842
Magnolia Oil & Gas Corp. - Class A (b)	342,625	8,366,902
Matador Resources Co.	59,280	2,929,618
Murphy Oil Corp.	76,900	2,594,606
Nordic American Tankers Ltd. (b)	219,503	805,576
Northern Oil & Gas, Inc. (b)	89,527	3,170,151
PBF Energy, Inc. - Class A	66,700	2,064,365
SM Energy Co. (b)	25,516	1,019,874
Southwestern Energy Co. (a)	446,036	3,171,316
		39,289,739
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	45,750	4,916,295
Personal Care Products — 0.2%
Edgewell Personal Care Co. (b)	36,903	1,341,055
Pharmaceuticals — 1.3%
Perrigo Co. PLC	71,487	1,875,104
Prestige Consumer Healthcare, Inc. (a)	126,860	9,146,606
		11,021,710
Professional Services — 2.9%
CACI International, Inc. - Class A (a)	11,200	5,651,072
CBIZ, Inc. (a)	49,946	3,360,866
Concentrix Corp. (b)	6,169	316,161
KBR, Inc.	61,260	3,989,864
Korn Ferry (b)	91,329	6,871,594
Maximus, Inc.	48,428	4,511,553
		24,701,110
Residential REITs — 1.0%
Elme Communities	148,124	2,605,501
Independence Realty Trust, Inc. (b)	273,560	5,607,980
		8,213,481
Retail REITs — 1.6%
Agree Realty Corp. (b)	116,919	8,807,508
Kite Realty Group Trust	200,863	5,334,922
		14,142,430
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems, Inc. (a) (b)	67,000	1,561,100
Cirrus Logic, Inc. (a)	33,050	4,105,141
Diodes, Inc. (a) (b)	57,213	3,666,781
		9,333,022
Software — 0.8%
ACI Worldwide, Inc. (a)	49,850	2,537,365
E2open Parent Holdings, Inc. (a) (b)	252,408	1,113,119
Pagaya Technologies Ltd. - Class A (a) (b)	52,708	557,124
Progress Software Corp. (b)	34,963	2,355,457
Synchronoss Technologies, Inc. (a)	40,797	607,263
		7,170,328
BHFTI-95

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 0.6%
Five Below, Inc. (a)	7,525	$664,834
Group 1 Automotive, Inc.	11,850	4,539,024
		5,203,858
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. (a)	51,144	2,284,091
Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co. (b)	24,300	2,021,517
Crocs, Inc. (a)	17,800	2,577,618
Levi Strauss & Co. - Class A (b)	50,385	1,098,393
Oxford Industries, Inc. (b)	18,350	1,592,046
Steven Madden Ltd.	143,246	7,017,622
		14,307,196
Trading Companies & Distributors — 1.6%
Air Lease Corp. (b)	60,122	2,722,925
Beacon Roofing Supply, Inc. (a)	39,350	3,401,021
Custom Truck One Source, Inc. (a) (b)	337,692	1,165,037
H&E Equipment Services, Inc.	61,750	3,005,990
WESCO International, Inc.	22,150	3,720,757
		14,015,730
Total Common Stocks (Cost $650,015,631)		840,483,008

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	35,242	0

Short-Term Investments—2.3%
Repurchase Agreement—2.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $20,079,947; collateralized by U.S. Treasury Notes at 4.875%, maturing 04/30/26, with a market value of $20,479,753	20,077,856	20,077,856
Total Short-Term Investments (Cost $20,077,856)		20,077,856

Securities Lending Reinvestments (e)—10.8%
Certificates of Deposit—3.3%
Bank of America NA
5.330%, SOFR + 0.500%, 11/29/24 (f)	1,000,000	1,000,636
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (f)	2,000,000	$2,000,003
5.130%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,007
5.180%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	1,000,003
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,984
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (f)	1,000,000	1,000,691
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (f)	2,000,000	1,999,976
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (f)	2,000,000	1,999,862
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,101,314
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (f)	2,000,000	2,000,256
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	1,000,000	1,000,255
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (f)	2,000,000	2,000,208
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (f)	2,000,000	2,000,102
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (f)	1,000,000	1,000,037
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (f)	1,000,000	1,000,014
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (f)	1,000,000	1,000,000
Toronto-Dominion Bank
5.210%, SOFR + 0.380%, 01/08/25 (f)	2,000,000	2,000,032
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (f)	2,000,000	2,000,202
		28,097,052
Commercial Paper—1.1%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (f)	3,000,000	2,999,967
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (f)	2,000,000	2,000,104
5.060%, SOFR + 0.230%, 11/20/24 (f)	2,000,000	2,000,220
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (f)	2,500,000	2,500,020
		9,500,311
Repurchase Agreements—5.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,200,165; collateralized by various Common Stock with an aggregate market value of $1,336,426	1,200,000	1,200,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $6,000,827; collateralized by various Common Stock with an aggregate market value of $6,682,133	6,000,000	6,000,000
BHFTI-96

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $8,301,148; collateralized by various Common Stock with an aggregate market value of $9,243,617	8,300,000	$8,300,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $7,034,913; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $7,140,000	7,000,000	7,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $3,501,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $3,570,954	3,500,935	3,500,935
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $12,411,959; collateralized by various Common Stock with an aggregate market value of $13,834,180	12,400,000	12,400,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,000,139; collateralized by various Common Stock with an aggregate market value of $1,112,034	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $400,055; collateralized by various Common Stock with an aggregate market value of $446,169	400,000	400,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $3,014,875; collateralized by various Common Stock with an aggregate market value of $3,333,806	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,000,274; collateralized by various Common Stock with an aggregate market value of $2,226,911	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $6,500,890; collateralized by various Common Stock with an aggregate market value of $7,150,981	6,500,000	6,500,000
		51,300,935
Security Description	Principal Amount*	Value
Time Deposit—0.5%
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (f)	4,000,000	$4,000,000
Total Securities Lending Reinvestments (Cost $92,895,487)		92,898,298
Total Investments—110.8% (Cost $762,988,974)		953,459,162
Other assets and liabilities (net)—(10.8)%		(93,186,168)
Net Assets—100.0%		$860,272,994

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $115,984,260 and the collateral received consisted of cash in the amount of $92,862,483 and non-cash collateral with a value of $25,917,898. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-97

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$840,483,008	$—	$—	$840,483,008
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	20,077,856	—	20,077,856
Total Securities Lending Reinvestments*	—	92,898,298	—	92,898,298
Total Investments	$840,483,008	$112,976,154	$0	$953,459,162
Collateral for Securities Loaned (Liability)	$—	$(92,862,483)	$—	$(92,862,483)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-98

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—93.7% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 10.404%, 3M TSFR + 5.000%, 04/11/29	1,876,250	$1,765,630
Wood Mackenzie Ltd.
2024 Term Loan B, 8.604%, 3M TSFR + 3.500%, 02/07/31	1,221,937	1,225,565
		2,991,195
Aerospace/Defense — 1.7%
Barnes Group, Inc.
2024 Term Loan, 7.345%, 1M TSFR + 2.500%, 09/03/30	519,460	520,499
Dynasty Acquisition Co., Inc.
2024 Term Loan B1, 8.345%, 1M TSFR + 3.500%, 08/24/28	2,585,367	2,590,302
2024 Term Loan B2, 8.345%, 1M TSFR + 3.500%, 08/24/28	996,851	998,754
Novaria Holdings LLC
2024 Term Loan B, 9.195%, 1M TSFR + 4.250%, 06/05/31	200,000	200,417
TransDigm, Inc.
2023 Term Loan J, 7.104%, 3M TSFR + 2.500%, 02/28/31	4,057,370	4,045,612
2024 Term Loan K, 7.354%, 3M TSFR + 2.750%, 03/22/30	1,601,247	1,602,664
		9,958,248
Agriculture — 0.1%
Alltech, Inc.
Term Loan B, 8.960%, 1M TSFR + 4.000%, 10/13/28	510,562	511,201
Airlines — 0.3%
American Airlines, Inc.
2021 Term Loan, 10.294%, 3M TSFR + 4.750%, 04/20/28	750,000	771,690
WestJet Loyalty LP
Term Loan B, 8.354%, 3M TSFR + 3.750%, 02/14/31	995,000	986,116
		1,757,806
Apparel — 0.5%
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 12/21/28 (b)	425,000	425,916
Hanesbrands, Inc.
2023 Term Loan B, 8.595%, 1M TSFR + 3.750%, 03/08/30	2,225,601	2,225,601
		2,651,517
Auto Parts & Equipment — 1.4%
Adient U.S. LLC
2024 Term Loan B2, 7.595%, 1M TSFR + 2.750%, 01/31/31	668,143	669,761
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 8.960%, 1M TSFR + 4.000%, 04/06/28	2,184,665	2,187,396
Clarios Global LP
2024 USD Term Loan B, 7.345%, 1M TSFR + 2.500%, 05/06/30	2,319,187	2,324,503
DexKo Global, Inc.
2021 USD Term Loan B, 8.615%, 3M TSFR + 3.750%, 10/04/28	877,500	850,577
Garrett LX I SARL
2024 Term Loan, 8.002%, 3M TSFR + 2.750%, 04/30/28	1,647,077	1,652,224
RealTruck Group, Inc.
2023 Incremental Term Loan, 9.960%, 1M TSFR + 5.000%, 01/31/28	696,500	690,478
		8,374,939
Security Description	Principal Amount*	Value
Banks — 0.3%
Walker & Dunlop, Inc.
2021 Term Loan, 7.195%, 1M TSFR + 2.250%, 12/16/28	1,930,325	$1,937,564
Beverages — 1.0%
Arterra Wines Canada, Inc.
2020 Term Loan, 8.365%, 3M TSFR + 3.500%, 11/24/27	890,312	862,013
City Brewing Co. LLC
2024 First Lien Second Out PIK TL, 10.563%, 3M TSFR + 3.500%, 04/05/28	855,856	449,324
2024 First Out New Money Term Loan, 11.551%, 3M TSFR + 6.250%, 04/05/28	180,680	159,902
2024 FLFO Roll Up Term Loan, 9.063%, 3M TSFR + 3.500%, 04/05/28	557,356	457,032
Triton Water Holdings, Inc.
Term Loan, 8.115%, 3M TSFR + 3.250%, 03/31/28	4,033,972	4,032,173
		5,960,444
Building Materials — 3.4%
ACProducts, Inc.
2021 Term Loan B, 9.115%, 3M TSFR + 4.250%, 05/17/28	2,135,663	1,785,057
Chamberlain Group, Inc.
2024 Incremental Term Loan B, 8.345%, 1M TSFR + 3.500%, 11/03/28	1,144,250	1,144,161
Term Loan B, 8.195%, 1M TSFR + 3.250%, 11/03/28	1,176,300	1,173,084
Cornerstone Building Brands, Inc.
2024 Term Loan B, 9.597%, 1M TSFR + 4.500%, 05/15/31	950,000	939,312
CPG International, Inc.
2024 Term Loan B, 09/19/31 (b)	725,000	726,359
Emrld Borrower LP
2024 Term Loan B, 7.557%, 3M TSFR + 2.500%, 08/04/31	1,050,000	1,049,344
Term Loan B, 7.557%, 3M TSFR + 2.500%, 05/31/30	745,674	745,091
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 8.615%, 3M TSFR + 3.750%, 12/22/28	1,397,575	1,403,580
LHS Borrower LLC
2022 Term Loan B, 9.695%, 1M TSFR + 4.750%, 02/16/29	627,893	600,946
MI Windows & Doors LLC
2024 Term Loan B2, 8.345%, 1M TSFR + 3.500%, 03/28/31	773,062	776,687
Nvent Electric Public Ltd.
Term Loan B, 09/12/31 (b)	1,125,000	1,125,351
Oscar AcquisitionCo LLC
Term Loan B, 8.495%, 3M TSFR + 4.250%, 04/29/29	2,170,244	2,147,185
Quikrete Holdings, Inc.
2024 Term Loan B, 7.345%, 1M TSFR + 2.500%, 04/14/31	4,107,185	4,116,028
2024 Term Loan B1, 7.095%, 1M TSFR + 2.250%, 03/19/29	2,242,730	2,246,000
		19,978,185
Chemicals — 5.4%
A-AP Buyer, Inc.
Term Loan B, 7.854%, 3M TSFR + 3.250%, 09/09/31	475,000	477,969
Aruba Investments Holdings LLC
2020 USD Term Loan, 8.945%, 1M TSFR + 4.000%, 11/24/27	651,476	649,033
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 6.604%, 3M TSFR + 2.000%, 12/20/29	1,319,125	1,324,690
CPC Acquisition Corp.
Term Loan, 8.615%, 3M TSFR + 3.750%, 12/29/27	608,550	532,481
BHFTI-99

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Discovery Purchaser Corp.
Term Loan, 10/04/29 (b)	1,200,000	$1,196,000
ECO Services Operations Corp.
2024 Term Loan B, 7.502%, 3M TSFR + 2.250%, 06/12/31	2,240,700	2,229,496
Flint Group Topco Ltd.
USD Second Lien HoldCo Facility, 5.645%, 3M TSFR + 0.362%, 6.900% PIK, 12/31/27 (c)	11,014	2,194
INEOS Enterprises Holdings U.S. Finco LLC
2023 USD 1st Lien Term Loan B, 8.907%, 3M TSFR + 3.750%, 07/08/30	1,563,188	1,572,957
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 9.195%, 1M TSFR + 4.250%, 04/02/29	2,734,509	2,741,345
2023 USD Term Loan, 8.695%, 1M TSFR + 3.750%, 03/14/30	444,375	445,301
INEOS U.S. Finance LLC
2021 USD Term Loan B, 7.445%, 1M TSFR + 2.500%, 11/08/28	658,125	656,892
2023 USD Term Loan B, 8.095%, 1M TSFR + 3.250%, 02/18/30	4,759,353	4,762,923
2024 USD Term Loan B, 8.595%, 1M TSFR + 3.750%, 02/07/31	548,625	549,928
Lonza Group AG
USD Term Loan B, 8.529%, 3M TSFR + 3.925%, 07/03/28	1,769,112	1,659,372
Momentive Performance Materials, Inc.
2023 Term Loan, 9.345%, 1M TSFR + 4.500%, 03/29/28	2,236,394	2,244,083
Nouryon Finance BV
2024 Incremental Term Loan B2, 8.821%, 3M TSFR + 3.500%, 04/03/28	668,263	669,655
2024 USD Term Loan B1, 8.628%, 3M TSFR + 3.500%, 04/03/28	766,078	767,993
Olympus Water U.S. Holding Corp.
2024 USD Term Loan B, 8.104%, 3M TSFR + 3.500%, 06/23/31	2,639,303	2,642,740
Paint Intermediate III LLC
2024 Term Loan B, 09/11/31 (b)	525,000	525,000
PMHC II, Inc.
2022 Term Loan B, 9.704%, 3M TSFR + 4.250%, 04/23/29	2,289,931	2,238,050
Tronox Finance LLC
2024 1st Lien Term Loan B, 09/18/31 (b)	1,778,000	1,776,889
2024 Term Loan B, 7.354%, 3M TSFR + 2.750%, 04/04/29	768,250	769,991
WR Grace & Co-Conn.
2021 Term Loan B, 7.854%, 3M TSFR + 3.250%, 09/22/28	1,215,625	1,220,184
		31,655,166
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 8.345%, 1M TSFR + 3.500%, 05/10/30	567,812	570,652
Commercial Services — 11.0%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 7.354%, 3M TSFR + 2.750%, 09/07/28	2,566,386	2,569,594
Albion Financing 3 SARL
2024 USD Term Loan B, 9.826%, 3M TSFR + 4.250%, 08/16/29	2,459,461	2,474,833
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
AlixPartners LLP
2021 USD Term Loan B, 7.460%, 1M TSFR + 2.500%, 02/04/28	567,646	$568,986
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.695%, 1M TSFR + 3.750%, 05/12/28	3,251,327	3,223,485
American Residential Services LLC
2020 Term Loan B, 8.365%, 3M TSFR + 3.500%, 10/15/27	529,375	531,029
APFS Staffing Holdings, Inc.
2021 Term Loan, 8.604% - 8.845%, 1M TSFR + 4.000%, 3M TSFR + 4.000%, 12/29/28 (d)	287,643	281,818
APi Group DE, Inc.
2024 Term Loan B, 6.845%, 1M TSFR + 2.000%, 01/03/29	1,580,887	1,582,158
Belron Finance U.S. LLC
2023 1st Lien Term Loan, 7.629%, 3M TSFR + 2.250%, 04/18/29	864,063	865,277
2023 USD Term Loan, 7.319%, 3M TSFR + 1.925%, 04/13/28	844,375	844,903
Boost Newco Borrower LLC
2024 USD Term Loan B, 7.104%, 3M TSFR + 2.500%, 01/31/31	3,500,000	3,504,686
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.605%, 1M TSFR + 2.750%, 01/31/31	1,594,753	1,594,155
CCRR Parent, Inc.
Term Loan B, 9.210%, 1M TSFR + 4.250%, 03/06/28	1,491,689	1,249,290
CHG Healthcare Services, Inc.
2021 Term Loan, 8.460%, 1M TSFR + 3.500%, 09/29/28	1,164,000	1,165,673
2024 Term Loan B2, 8.460%, 1M TSFR + 3.500%, 09/29/28	397,000	397,957
Corp. Service Co.
Term Loan B, 7.345%, 1M TSFR + 2.500%, 11/02/29	542,316	543,163
Creative Artists Agency LLC
2024 1st Lien Term Loan B, 09/12/31 (b)	1,200,000	1,200,450
Crisis Prevention Institute, Inc.
Term Loan, 9.354%, 3M TSFR + 4.750%, 04/09/31	325,000	326,354
EAB Global, Inc.
2021 Term Loan, 8.095%, 1M TSFR + 3.250%, 08/16/28	2,446,393	2,440,531
Employbridge Holding Co.
2021 Term Loan B, 10.424% - 10.426%, 6M TSFR + 4.750%, 07/19/28	1,576,250	1,062,984
Ensemble RCM LLC
2024 Term Loan B, 8.252%, 3M TSFR + 3.000%, 08/01/29	2,431,670	2,437,966
First Advantage Holdings LLC
2024 Term Loan B, 09/19/31 (b)	1,600,000	1,595,000
Fleet Midco I Ltd.
2024 1st Lien Term Loan B, 7.578%, 6M TSFR + 2.750%, 02/21/31	685,625	685,625
Foundational Education Group, Inc.
1st Lien Term Loan, 9.264%, 3M TSFR + 3.750%, 08/31/28	583,500	563,077
Garda World Security Corp.
2024 Term Loan B, 8.597%, 1M TSFR + 3.500%, 02/01/29	2,287,200	2,289,702
Grant Thornton Advisors LLC
Term Loan B, 8.095%, 1M TSFR + 3.250%, 06/02/31	1,950,000	1,955,119
Hertz Corp.
2021 Term Loan B, 8.882%, 1M TSFR + 3.500%, 06/30/28	1,879,243	1,686,882
2021 Term Loan C, 8.460%, 1M TSFR + 3.500%, 06/30/28	366,062	328,592
2023 Incremental Term Loan B, 8.607%, 1M TSFR + 3.750%, 06/30/28	1,212,758	1,090,976
BHFTI-100

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Homeserve USA Holding Corp.
2024 Term Loan B, 7.211%, 1M TSFR + 2.250%, 10/21/30	895,500	$894,801
KUEHG Corp.
2024 Term Loan B, 9.104%, 3M TSFR + 4.500%, 06/12/30	2,131,724	2,140,754
Monitronics International, Inc.
2023 Exit Term Loan, 13.014%, 3M TSFR + 7.500%, 06/30/28	920,550	925,152
NAB Holdings LLC
2024 Term Loan B, 7.354%, 3M TSFR + 2.750%, 11/23/28	3,445,146	3,439,303
PG Investment Co. 59 SARL
Term Loan B, 8.104%, 3M TSFR + 3.500%, 03/26/31	1,072,312	1,075,529
Prime Security Services Borrower LLC
2024 Term Loan B, 7.445%, 1M TSFR + 2.250%, 10/13/30	922,687	922,793
R1 RCM, Inc.
2022 Term Loan B, 7.845%, 1M TSFR + 3.000%, 06/21/29	1,215,696	1,219,242
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.752%, 3M TSFR + 5.500%, 03/29/30	1,309,204	1,251,926
Sotheby's
2021 Term Loan B, 10.063%, 3M TSFR + 4.500%, 01/15/27	1,259,117	1,244,952
Spin Holdco, Inc.
2021 Term Loan, 9.256%, 3M TSFR + 4.000%, 03/04/28	3,908,250	3,433,968
Spring Education Group, Inc.
Term Loan, 8.604%, 3M TSFR + 4.000%, 10/04/30	347,375	350,328
Teneo Holdings LLC
2024 Term Loan B, 9.595%, 1M TSFR + 4.750%, 03/13/31	1,069,625	1,075,976
TMF Sapphire Bidco BV
2024 USD Term Loan, 8.783%, 3M TSFR + 3.500%, 05/03/28	397,005	399,073
Trans Union LLC
2024 Term Loan B7, 6.845%, 1M TSFR + 2.000%, 12/01/28	2,139,479	2,140,962
TruGreen LP
2020 Term Loan, 8.955%, 1M TSFR + 4.000%, 11/02/27	529,375	513,163
TTF Holdings LLC
2024 Term Loan, 8.595%, 1M TSFR + 3.750%, 07/18/31	1,450,000	1,453,625
Vaco Holdings LLC
2022 Term Loan, 9.945%, 1M TSFR + 5.000%, 01/21/29	736,039	722,423
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 8.095%, 1M TSFR + 3.250%, 01/30/31	1,246,875	1,247,017
WEX, Inc.
2024 Term Loan B, 6.845%, 1M TSFR + 2.000%, 03/31/28	1,426,843	1,431,860
		64,943,112
Computers — 2.4%
Foundever Worldwide Corp.
2021 USD Term Loan, 8.710%, 1M TSFR + 3.750%, 08/28/28	1,964,250	1,313,745
Imprivata, Inc.
2024 Term Loan, 8.752%, 3M TSFR + 3.500%, 12/01/27	1,556,234	1,564,379
McAfee LLC
2024 USD Term Loan B, 8.451%, 1M TSFR + 3.250%, 03/01/29	2,495,409	2,489,365
NCR Atleos LLC
2023 Term Loan B, 10.102%, 3M TSFR + 4.750%, 03/27/29	2,300,588	2,321,077
Redstone Holdco 2 LP
2021 Term Loan, 10.264%, 3M TSFR + 4.750%, 04/27/28	1,467,677	1,136,992
Synechron, Inc.
Term Loan B, 09/26/31 (b)	875,000	868,438
Security Description	Principal Amount*	Value
Computers—(Continued)
Tempo Acquisition LLC
2024 Term Loan B, 7.095%, 1M TSFR + 2.250%, 08/31/28	1,241,531	$1,243,212
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.333%, 3M TSFR + 4.000%, 08/20/25	1,695,286	1,563,145
Vision Solutions, Inc.
2021 Incremental Term Loan, 9.514%, 3M TSFR + 4.000%, 04/24/28	1,829,796	1,785,358
		14,285,711
Cosmetics/Personal Care — 0.6%
Conair Holdings LLC
Term Loan B, 8.710%, 1M TSFR + 3.750%, 05/17/28	1,899,315	1,746,974
Journey Personal Care Corp.
2021 Term Loan B, 9.210%, 1M TSFR + 4.250%, 03/01/28	1,529,936	1,530,319
		3,277,293
Distribution/Wholesale — 1.7%
Core & Main LP
2024 Incremental Term Loan B, 7.105%, 1M TSFR + 2.250%, 02/09/31	373,125	374,058
2024 Term Loan B, 6.855%, 1M TSFR + 2.000%, 07/27/28	2,401,542	2,403,043
Gates Global LLC
2024 Term Loan B5, 7.095%, 1M TSFR + 2.250%, 06/04/31	3,291,750	3,301,477
Gloves Buyer, Inc.
2021 Term Loan, 8.960%, 1M TSFR + 4.000%, 12/29/27	2,759,262	2,752,364
Windsor Holdings III LLC
2024 USD 1st Lien Term Loan B, 8.461%, 1M TSFR + 3.500%, 08/01/30	1,188,348	1,194,289
		10,025,231
Diversified Financial Services — 4.6%
Advisor Group, Inc.
2024 Term Loan, 8.845%, 1M TSFR + 4.000%, 08/17/28	1,940,225	1,922,439
Aretec Group, Inc.
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 08/09/30	2,314,857	2,271,294
Astra Acquisition Corp.
2024 New Money Term Loan A, 11.354%, 3M TSFR + 6.750%, 02/25/28	681,780	562,468
2024 Term Loan B, 9.854%, 3M TSFR + 5.250%, 10/25/28	948,151	197,531
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 6.961%, 1M TSFR + 2.000%, 06/22/28	1,640,851	1,647,004
Citco Funding LLC
2024 Term Loan B, 7.308%, 6M TSFR + 2.750%, 04/27/28	767,263	772,698
Corpay Technologies Operating Co. LLC
Term Loan B5, 04/28/28 (b)	1,700,000	1,700,425
CPI Holdco B LLC
Term Loan, 6.845%, 1M TSFR + 2.000%, 05/19/31	2,225,000	2,216,656
Ditech Holding Corp.
2013 Term Loan, 06/30/25 (e)	1,428,775	282,183
Edelman Financial Center LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 04/07/28	2,196,370	2,195,272
Fiserv Investment Solutions, Inc.
2020 Term Loan B, 9.128%, 3M TSFR + 4.000%, 02/18/27	478,750	461,395
Focus Financial Partners LLC
2024 Delayed Draw Term Loan, 09/11/31 (b)	240,646	240,646
BHFTI-101

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Focus Financial Partners LLC
2024 Term Loan B8, 8.095%, 1M TSFR + 3.250%, 09/11/31	2,240,601	$2,236,050
Guggenheim Partners LLC
2022 Term Loan B, 7.854%, 3M TSFR + 3.250%, 12/12/29	2,941,345	2,951,457
HighTower Holdings LLC
2024 Term Loan B, 8.748%, 3M TSFR + 3.500%, 08/21/28	2,728,083	2,732,773
Kestra Advisor Services Holdings A, Inc.
2024 Term Loan, 9.057%, 3M TSFR + 4.000%, 03/22/31	648,375	651,347
Mariner Wealth Advisors LLC
Term Loan B, 7.845%, 3M TSFR + 3.000%, 08/18/28	1,317,481	1,320,364
Mermaid Bidco, Inc.
2024 USD Term Loan B, 8.492%, 3M TSFR + 3.250%, 07/03/31	975,000	975,000
Nuvei Technologies Corp.
2024 Term Loan B1, 07/18/31 (b)	525,000	519,750
USD Term Loan, 7.955%, 1M TSFR + 3.000%, 12/19/30	1,309,220	1,312,820
		27,169,572
Electric — 1.2%
Alpha Generation LLC
Term Loan B, 09/19/31 (b)	1,000,000	1,001,250
Calpine Corp.
2024 Term Loan B5, 6.845%, 1M TSFR + 2.000%, 12/16/27	1,424,263	1,424,820
Kohler Energy Co. LLC
USD Term Loan B, 9.354%, 3M TSFR + 4.750%, 05/01/31	2,319,187	2,345,278
Lightning Power LLC
Term Loan B, 8.346%, 3M TSFR + 3.250%, 08/18/31	2,000,000	2,006,528
		6,777,876
Electrical Components & Equipment — 0.5%
Creation Technologies, Inc.
2021 Term Loan, 11.080%, 3M TSFR + 5.500%, 10/05/28	1,075,250	1,048,369
Energizer Holdings, Inc.
2024 Term Loan B, 6.920%, 1M TSFR + 2.000%, 12/22/27	1,580,677	1,584,628
		2,632,997
Electronics — 0.8%
Celestica, Inc.
2024 Term Loan B, 6.605%, 1M TSFR + 1.750%, 06/20/31	922,687	923,841
II-VI, Inc.
2024 Term Loan B, 7.345%, 1M TSFR + 2.500%, 07/02/29	915,447	916,821
Mirion Technologies, Inc.
2024 Term Loan, 6.854%, 3M TSFR + 2.250%, 10/20/28	648,596	648,353
MX Holdings U.S., Inc.
2023 USD Term Loan B1D, 7.710%, 1M TSFR + 2.750%, 07/31/28	247,500	248,634
Roper Industrial Products Investment Co. LLC
2024 USD Term Loan B, 7.854%, 3M TSFR + 3.250%, 11/22/29	1,603,215	1,607,723
TTM Technologies, Inc.
2024 Term Loan B, 7.451%, 1M TSFR + 2.250%, 05/30/30	519,750	521,049
		4,866,421
Engineering & Construction — 0.9%
Arcosa, Inc.
Term Loan B, 08/12/31 (b)	375,000	375,469
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Artera Services LLC
2024 Term Loan, 9.104%, 3M TSFR + 4.500%, 02/15/31	422,875	$412,744
Azuria Water Solutions, Inc.
2024 Term Loan B, 8.605%, 1M TSFR + 3.750%, 05/17/28	459,957	462,544
Brown Group Holding LLC
2022 Incremental Term Loan B2, 7.595% - 8.002%, 1M TSFR + 2.750%, 3M TSFR + 2.750%, 07/01/31	1,745,008	1,743,139
Term Loan B, 7.595%, 1M TSFR + 2.750%, 07/01/31	1,308,228	1,306,457
KKR Apple Bidco LLC
2021 Term Loan, 7.710%, 1M TSFR + 2.750%, 09/22/28	1,162,535	1,162,326
		5,462,679
Entertainment — 2.9%
Caesars Entertainment, Inc.
2024 Term Loan B1, 7.595%, 1M TSFR + 2.750%, 02/06/31	2,810,875	2,814,608
Crown Finance U.S., Inc.
2023 Exit Term Loan, 6.460%, 1M TSFR + 1.500%, 7.000% PIK, 07/31/28 (c)	339,359	344,238
Flutter Financing BV
Term Loan B, 6.604%, 3M TSFR + 2.000%, 11/29/30	3,642,475	3,650,215
Light & Wonder International, Inc.
2024 Term Loan B2, 7.333%, 1M TSFR + 2.250%, 04/14/29	1,979,924	1,977,038
Ontario Gaming GTA LP
Term Loan B, 8.893%, 3M TSFR + 4.250%, 08/01/30	1,315,063	1,315,063
OVG Business Services LLC
2024 Term Loan B, 7.845%, 1M TSFR + 3.000%, 06/25/31	325,000	323,781
Scientific Games Holdings LP
2024 USD Term Loan B, 8.318%, 3M TSFR + 3.000%, 04/04/29	2,477,368	2,466,787
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B, 7.345%, 1M TSFR + 2.500%, 08/25/28	1,442,788	1,442,788
TAIT LLC
2024 Term Loan B, 08/14/31 (b)	975,000	978,656
UFC Holdings LLC
2021 Term Loan B, 8.291%, 3M TSFR + 2.750%, 04/29/26	1,994,673	1,999,037
		17,312,211
Environmental Control — 2.1%
Covanta Holding Corp.
2021 Term Loan B, 7.345% - 7.588%, 6M TSFR + 2.500%, 1M TSFR + 2.500%, 11/30/28 (d)	1,805,289	1,809,096
2021 Term Loan C, 7.588%, 6M TSFR + 2.500%, 11/30/28	138,695	138,988
2024 Term Loan B, 7.847%, 1M TSFR + 2.750%, 11/30/28	495,399	496,443
2024 Term Loan C, 7.847%, 1M TSFR + 2.750%, 11/30/28	27,139	27,196
EnergySolutions LLC
2023 Term Loan B, 8.354%, 3M TSFR + 3.750%, 09/20/30	891,033	897,716
GFL Environmental, Inc.
2024 Term Loan B, 7.321%, 3M TSFR + 2.000%, 07/03/31	950,000	950,255
Heritage-Crystal Clean, Inc.
Term Loan B, 9.465%, 1M TSFR + 4.500%, 10/17/30	2,192,244	2,203,205
Madison IAQ LLC
Term Loan, 7.889%, 6M TSFR + 2.750%, 06/21/28	1,967,410	1,968,752
Northstar Group Services, Inc.
2024 Term Loan B, 10.014%, 6M TSFR + 4.750%, 05/08/30	1,895,250	1,906,206
Robertshaw U.S. Holding Corp.
2023 PIK First Out Incremental Term Loan, 02/28/27 (e) (f)	1,131,605	1,103,315
BHFTI-102

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
Robertshaw U.S. Holding Corp.
2023 PIK First Out New Money Term Loan, 02/28/27 (e)	286	$279
2023 Second Out Term Loan, 02/28/27 (e)	1,040,731	546,384
2024 DIP PIK Term Loan, 9.000%, 3M TSFR + 1.000%, 8.500% PIK, 09/24/24 (c) (f) (g)	365,639	365,505
		12,413,340
Food — 1.1%
Cardenas Markets, Inc.
2022 Term Loan, 11.454%, 3M TSFR + 6.750%, 08/01/29	418,593	414,145
Del Monte Foods, Inc.
2024 First Out Term Loan, 13.166%, 3M TSFR + 8.000%, 08/02/28	883,422	841,459
2024 Second Out Term Loan, 9.347% - 9.416%, 3M TSFR + 4.250%, 08/02/28 (d)	1,868,128	1,027,470
Froneri International Ltd.
2020 USD Term Loan, 7.195%, 1M TSFR + 2.250%, 01/29/27	1,795,313	1,792,413
Nomad Foods U.S. LLC
Term Loan B4, 7.813%, 3M TSFR + 2.500%, 11/12/29	1,283,585	1,285,350
Simply Good Foods USA, Inc.
2023 Term Loan B, 7.455%, 1M TSFR + 2.500%, 03/17/27	158,163	159,251
U.S. Foods, Inc.
2019 Term Loan B, 6.960%, 1M TSFR + 2.000%, 09/13/26	1,086,583	1,088,418
		6,608,506
Food Service — 0.3%
Aramark Services, Inc.
2019 Term Loan B4, 6.710%, 1M TSFR + 1.750%, 01/15/27	932,500	933,763
2024 Term Loan B8, 6.845%, 1M TSFR + 2.000%, 06/22/30	530,928	533,184
		1,466,947
Hand/Machine Tools — 0.7%
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 4.854%, 1M TSFR + 0.000%, 7.350% PIK, 02/08/29 (c)	409,680	390,476
2024 Super Priority 3rd Out Term Loan B, 7.500%, 1M TSFR + 0.000%, 7.454% PIK, 02/08/30 (c)	956,653	913,604
Dynamo Newco II GmbH
USD Term Loan B, 09/26/31 (b)	1,500,000	1,501,875
Madison Safety & Flow LLC
2024 Term Loan B, 09/19/31 (b)	1,525,000	1,528,813
		4,334,768
Healthcare-Products — 0.6%
Avantor Funding, Inc.
2024 Term Loan, 6.945%, 1M TSFR + 2.000%, 11/08/27	602,365	606,464
Curia Global, Inc.
2021 Term Loan, 9.102%, 3M TSFR + 3.750%, 08/30/26	1,326,422	1,266,733
Sotera Health Holdings LLC
2024 Term Loan B, 8.595%, 1M TSFR + 3.250%, 05/30/31	1,500,000	1,497,188
		3,370,385
Healthcare-Services — 2.9%
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 10.354%, 3M TSFR + 5.750%, 2.250% PIK, 01/15/26 (c)	906,475	784,100
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Cambrex Corp.
2021 Term Loan B2, 8.445%, 1M TSFR + 3.500%, 12/04/26	263,661	$262,272
Cano Health LLC
2024 Exit Term Loan, 12.668%, 3M TSFR + 8.000%, 06/28/29	523,221	523,221
Catalent Pharma Solutions, Inc.
2021 Term Loan B3, 7.034%, 1M TSFR + 2.000%, 02/22/28	808,007	808,410
2023 Term Loan B4, 7.920%, 1M TSFR + 3.000%, 02/22/28	1,293,500	1,295,925
Concentra Health Services, Inc.
Term Loan B, 7.095%, 1M TSFR + 2.250%, 07/28/31	375,000	374,766
Electron BidCo, Inc.
2021 Term Loan, 7.960%, 1M TSFR + 3.000%, 11/01/28	853,125	855,125
ICON Luxembourg SARL
2024 LUX Term Loan B, 6.604%, 3M TSFR + 2.000%, 07/03/28	55,386	55,754
IQVIA, Inc.
2023 USD Term Loan B4, 6.604%, 3M TSFR + 2.000%, 01/02/31	1,290,250	1,297,206
Loire Finco Luxembourg SARL
USD Term Loan B, 8.445%, 1M TSFR + 3.500%, 04/21/27	287,502	285,885
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.852%, 3M TSFR + 3.500%, 11/01/28	1,585,732	1,207,139
Midwest Physician Administrative Services LLC
2021 Term Loan, 7.865%, 3M TSFR + 3.000%, 03/12/28	458,375	414,600
National Mentor Holdings, Inc.
2021 Term Loan, 8.454% - 8.695%, 1M TSFR + 3.750%, 3M TSFR + 3.750%, 03/02/28 (d)	1,600,097	1,543,094
2021 Term Loan C, 8.454%, 3M TSFR + 3.750%, 03/02/28	45,933	44,296
Pacific Dental Services LLC
2024 Term Loan B, 7.847%, 1M TSFR + 2.750%, 03/15/31	2,014,875	2,016,854
Phoenix Guarantor, Inc.
2024 Term Loan, 8.095%, 1M TSFR + 3.250%, 02/21/31	1,601,950	1,599,747
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.604%, 3M TSFR + 2.000%, 07/03/28	13,799	13,891
Radnet Management, Inc.
2024 Term Loan B, 7.779%, 3M TSFR + 2.500%, 04/18/31	1,246,875	1,249,505
Select Medical Corp.
2023 Term Loan B1, 7.845%, 1M TSFR + 3.000%, 03/06/27	621,185	624,420
Sound Inpatient Physicians
2024 Tranche B Term Loan (Second Out), 9.865%, 3M TSFR + 3.500%, 1.500% PIK, 06/28/28 (c)	349,391	312,268
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.670%, 1M TSFR + 2.750%, 12/19/30	1,230,373	1,232,488
		16,800,966
Holding Companies-Diversified — 0.1%
Belfor Holdings, Inc.
2023 USD Term Loan B, 8.595%, 1M TSFR + 3.750%, 11/01/30	583,920	587,168
Home Furnishings — 1.0%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.701%, 1M TSFR + 3.500%, 07/31/28	3,709,842	3,709,420
BHFTI-103

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Home Furnishings—(Continued)
Mattress Firm, Inc.
2021 Term Loan B, 8.923%, 3M TSFR + 4.250%, 09/25/28	2,219,345	$2,221,524
		5,930,944
Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc.
2024 Term Loan, 9.314%, 3M TSFR + 4.000%, 06/27/31	1,875,000	1,768,359
Housewares — 0.4%
Libbey Glass, Inc.
2022 Term Loan, 11.929%, 3M TSFR + 6.500%, 11/22/27	528,659	524,694
Solis IV BV
USD Term Loan B1, 8.571%, 3M TSFR + 3.500%, 02/26/29	1,868,073	1,857,398
		2,382,092
Insurance — 4.9%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.965%, 1M TSFR + 3.000%, 09/19/31	1,533,241	1,526,490
AmWINS Group, Inc.
2021 Term Loan B, 7.210%, 1M TSFR + 2.250%, 02/19/28	6,361,412	6,358,759
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.345%, 1M TSFR + 3.500%, 02/14/31	1,741,250	1,741,638
Asurion LLC
2021 2nd Lien Term Loan B3, 10.210%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,092,264
2022 Term Loan B10, 8.945%, 1M TSFR + 4.000%, 08/19/28	992,619	978,118
2024 Term Loan B12, 9.095%, 1M TSFR + 4.250%, 09/13/30	4,712,292	4,639,643
Broadstreet Partners, Inc.
2024 Term Loan B4, 8.095%, 1M TSFR + 3.250%, 06/13/31	2,119,687	2,113,594
HUB International Ltd.
2024 1st Lien Term Loan B, 8.225%, 3M TSFR + 3.000%, 06/20/30	3,525,925	3,524,825
Ryan Specialty LLC
2024 USD Term Loan B, 7.095%, 1M TSFR + 2.250%, 09/15/31	1,250,000	1,250,000
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.252%, 3M TSFR + 3.000%, 07/31/31	1,537,787	1,536,826
USI, Inc.
2024 Term Loan (2029), 7.354%, 3M TSFR + 2.750%, 11/22/29	2,136,027	2,132,212
2024 Term Loan (2030), 7.354%, 3M TSFR + 2.750%, 09/27/30	1,985,013	1,982,118
		28,876,487
Internet — 2.0%
Buzz Finco LLC
2020 Term Loan B, 8.195%, 1M TSFR + 3.250%, 01/29/27	53,545	53,411
Term Loan B, 7.695%, 1M TSFR + 2.750%, 01/29/27	477,500	476,207
CNT Holdings I Corp.
2020 Term Loan, 8.752%, 3M TSFR + 3.500%, 11/08/27	1,126,128	1,130,038
Endure Digital, Inc.
Term Loan, 8.810%, 1M TSFR + 3.500%, 02/10/28	3,487,738	3,095,730
Getty Images, Inc.
2019 USD Term Loan B, 8.845%, 6M TSFR + 4.500%, 02/19/26	1,533,904	1,528,152
Security Description	Principal Amount*	Value
Internet—(Continued)
Go Daddy Operating Co. LLC
2024 Term Loan B6, 6.845%, 1M TSFR + 2.000%, 11/09/29	146,053	$146,103
2024 Term Loan B7, 6.595%, 1M TSFR + 1.750%, 05/30/31	1,181,726	1,180,517
Hoya Midco LLC
2022 Term Loan, 7.845%, 1M TSFR + 3.000%, 02/03/29	506,493	510,292
Match Group, Inc.
2020 Term Loan B, 6.714%, 3M TSFR + 1.750%, 02/13/27	675,000	674,156
Olaplex, Inc.
2022 Term Loan, 8.445%, 1M TSFR + 3.500%, 02/23/29	982,368	939,593
Plano HoldCo, Inc.
Term Loan B, 08/15/31 (b)	600,000	601,500
Proofpoint, Inc.
2024 Term Loan, 7.845%, 1M TSFR + 3.000%, 08/31/28	1,582,423	1,583,632
		11,919,331
Investment Companies — 2.0%
AAL Delaware Holdco, Inc.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 07/30/31	700,000	703,719
Anuvu Holdings 2 LLC
2024 Senior Priority Term Loan, 8.963%, 3M TSFR + 4.000%, 09/27/27 (f) (g)	158,328	126,662
2024 Senior Takeback Term Loan, 13.213%, 3M TSFR + 8.250%, 03/23/26 (f) (g)	392,395	166,101
Aragorn Parent Corp.
Term Loan, 9.170%, 1M TSFR + 4.250%, 12/15/28	828,871	833,015
Dragon Buyer, Inc.
Term Loan B, 09/24/31 (b)	1,400,000	1,395,100
EIG Management Co. LLC
2024 Term Loan, 9.965%, 1M TSFR + 5.000%, 05/17/29	444,375	445,486
FinCo I LLC
2023 Term Loan, 8.255%, 3M TSFR + 3.000%, 06/27/29	1,259,062	1,263,522
GSM Holdings, Inc.
2024 Term Loan B, 09/29/31 (b)	425,000	399,500
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 09/19/31 (b)	650,000	647,969
Wec U.S. Holdings Ltd.
2024 Term Loan, 7.595%, 1M TSFR + 2.750%, 01/27/31	5,503,510	5,507,467
		11,488,541
Leisure Time — 2.3%
Bombardier Recreational Products, Inc.
2024 Term Loan B4, 7.595%, 1M TSFR + 2.750%, 01/22/31	1,549,392	1,548,666
Carnival Corp.
2024 Term Loan B1, 7.595%, 1M TSFR + 2.750%, 10/18/28	2,261,323	2,269,520
City Football Group Ltd.
2024 Term Loan, 7.969%, 1M TSFR + 3.000%, 07/22/30	1,413,832	1,403,228
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.865%, 3M TSFR + 5.000%, 09/18/26	917,946	920,241
Fender Musical Instruments Corp.
2021 Term Loan B, 8.945%, 1M TSFR + 4.000%, 12/01/28	325,609	315,841
Hayward Industries, Inc.
2021 Term Loan, 7.460%, 1M TSFR + 2.500%, 05/30/28	1,507,634	1,507,633
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 10.254%, 3M TSFR + 5.500%, 06/01/29	493,671	497,065
Term Loan B, 8.865%, 3M TSFR + 4.000%, 06/01/28	2,090,663	2,097,522
BHFTI-104

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Recess Holdings, Inc.
2024 Term Loan B, 9.752%, 3M TSFR + 4.500%, 02/20/30	1,691,999	$1,700,723
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 9.945%, 1M TSFR + 5.000%, 06/30/28	1,500,000	1,432,500
		13,692,939
Lodging — 1.3%
Fertitta Entertainment LLC
2022 Term Loan B, 8.847%, 1M TSFR + 3.750%, 01/27/29	2,911,026	2,904,983
Four Seasons Hotels Ltd.
2024 1st Lien Term Loan B, 6.605%, 1M TSFR + 1.750%, 11/30/29	821,011	822,208
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 6.605%, 1M TSFR + 1.750%, 11/08/30	700,000	700,175
Playa Resorts Holding BV
2022 Term Loan B, 7.595%, 1M TSFR + 2.750%, 01/05/29	1,872,968	1,863,214
Station Casinos LLC
2024 Term Loan B, 7.095%, 1M TSFR + 2.250%, 03/14/31	1,442,750	1,440,405
		7,730,985
Machinery-Diversified — 2.0%
Ali Group North America Corp.
2021 Term Loan B, 6.960%, 1M TSFR + 2.000%, 07/30/29	1,238,167	1,243,584
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.945%, 1M TSFR + 4.000%, 03/25/31	870,625	865,909
Clark Equipment Co.
2024 Term Loan, 6.604%, 3M TSFR + 2.000%, 04/20/29	707,605	708,637
CPM Holdings, Inc.
2023 Term Loan, 9.701%, 1M TSFR + 4.500%, 09/28/28	2,187,836	2,082,273
DXP Enterprises, Inc.
2023 Term Loan B, 10.164%, 3M TSFR + 4.750%, 10/11/30	693,000	695,252
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 8.615%, 3M TSFR + 3.750%, 05/19/28	2,492,531	2,503,783
LSF12 Badger Bidco LLC
Term Loan B, 10.845%, 1M TSFR + 6.000%, 08/30/30	297,750	286,956
SPX Flow, Inc.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 04/05/29	1,011,375	1,013,788
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 8.588%, 6M TSFR + 3.500%, 04/30/30	2,305,140	2,313,144
		11,713,326
Media — 1.0%
Gray Television, Inc.
2021 Term Loan D, 8.315%, 1M TSFR + 3.000%, 12/01/28	1,042,750	964,381
Hubbard Radio LLC
2024 PIK Term Loan B, 9.345%, 1M TSFR + 4.500%, 09/30/27	366,277	289,359
iHeartCommunications, Inc.
2020 Incremental Term Loan, 8.210%, 1M TSFR + 3.250%, 05/01/26	334,350	291,999
Mission Broadcasting, Inc.
2021 Term Loan B, 7.815%, 1M TSFR + 2.500%, 06/02/28	387,000	387,443
MJH Healthcare Holdings LLC
2024 Term Loan B, 8.195%, 1M TSFR + 3.250%, 01/28/29	516,954	517,116
Security Description	Principal Amount*	Value
Media—(Continued)
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.460%, 1M TSFR + 2.500%, 09/18/26	221,374	$221,599
Sinclair Television Group, Inc.
Term Loan B2B, 8.014%, 3M TSFR + 2.500%, 09/30/26	522,236	507,874
Univision Communications, Inc.
2021 First Lien Term Loan B, 8.210%, 1M TSFR + 3.250%, 03/16/26	994,330	995,170
Virgin Media Bristol LLC
2020 USD Term Loan Q, 8.461%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,077,734
USD Term Loan N, 7.711%, 1M TSFR + 2.500%, 01/31/28	850,000	815,575
		6,068,250
Metal Fabricate/Hardware — 0.8%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 4.960%, 1M TSFR + 0.00%, 11.000% PIK, 12/31/25 (c) (f) (g)	117,584	55,147
2024 PIK Class A Initial Term Loan, 15.960%, 1M TSFR + 6.000%, 12/31/25 (f) (g)	1,018,214	477,542
WireCo WorldGroup, Inc.
2023 Term Loan B, 9.032%, 3M TSFR + 3.750%, 11/13/28	477,034	465,108
Zekelman Industries, Inc.
2024 Term Loan B, 7.170%, 1M TSFR + 2.250%, 01/24/31	3,530,871	3,540,800
		4,538,597
Mining — 0.4%
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 7.918%, 1M TSFR + 3.250%, 08/18/30	1,757,305	1,759,283
Phoenix Services International LLC
2023 Exit PIK Term Loan, 10.955%, 1M TSFR + 6.100%, 06/30/28	315,932	303,689
		2,062,972
Miscellaneous Manufacturing — 0.5%
Gemini HDPE LLC
2020 Term Loan B, 8.514%, 3M TSFR + 3.000%, 12/31/27	596,090	599,517
Groupe Solmax, Inc.
Term Loan, 9.615% - 9.710%, 1M TSFR + 4.750%, 3M TSFR + 4.750%, 05/29/28 (d)	1,025,358	952,942
LTI Holdings, Inc.
2024 Term Loan B, 9.595%, 1M TSFR + 4.750%, 07/19/29	1,500,000	1,477,313
		3,029,772
Oil & Gas — 0.1%
Apro LLC
2024 Term Loan B, 8.868%, 1M TSFR + 3.750%, 07/09/31	600,000	602,156
Oil & Gas Services — 0.1%
Star Holding LLC
2024 1st Lien Term Loan B, 9.345%, 1M TSFR + 4.500%, 07/31/31	850,000	832,380
Packaging & Containers — 1.4%
Altium Packaging LLC
2024 Term Loan B, 7.345%, 1M TSFR + 2.500%, 06/11/31	473,813	472,924
BHFTI-105

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Berlin Packaging LLC
2024 Term Loan B, 8.354% - 8.951%, 1M TSFR + 3.750%, 3M TSFR + 3.750%, 06/09/31 (d)	1,337,273	$1,337,831
Charter NEX U.S., Inc.
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 12/01/27	1,985,635	1,988,568
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 8.020%, 1M TSFR + 3.175%, 04/13/29	2,135,000	2,126,898
Pretium Packaging LLC
Second Out Term Loan A1, 9.848%, 3M TSFR + 4.600%, 1.403% PIK, 10/02/28 (c)	174,932	140,776
Proampac PG Borrower LLC
2024 Term Loan, 9.118% - 9.301%, 3M TSFR + 4.000%, 09/15/28 (d)	1,141,389	1,145,314
Reynolds Group Holdings, Inc.
2024 Term Loan B3, 7.345%, 1M TSFR + 2.500%, 09/24/28	1,228,968	1,230,120
		8,442,431
Pharmaceuticals — 2.0%
Alkermes, Inc.
2021 Term Loan B, 7.469%, 1M TSFR + 2.500%, 03/12/26	334,283	335,746
Bayou Intermediate II LLC
Term Loan B, 10.014%, 3M TSFR + 4.500%, 08/02/28	753,688	738,614
Ceva Sante Animale
2024 USD Term Loan B, 8.354%, 3M TSFR + 3.250%, 11/01/30	398,000	399,326
Covis Finco SARL
2022 USD Term Loan B, 02/18/27 (e)	762,115	308,657
Gainwell Acquisition Corp.
Term Loan B, 8.704%, 3M TSFR + 4.000%, 10/01/27	2,104,845	2,008,152
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.402%, 3M TSFR + 2.000%, 11/15/27	374,570	364,604
IVC Acquisition Ltd.
2024 USD Term Loan B, 9.393%, 3M TSFR + 4.750%, 12/12/28	1,516,072	1,520,178
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 7.095%, 1M TSFR + 2.250%, 05/05/28	1,458,466	1,458,566
Mallinckrodt International Finance SA
2023 First Out Term Loan, 12.420%, 1M TSFR + 7.500%, 11/14/28	321,741	345,167
2023 Second Out Term Loan, 14.420%, 1M TSFR + 9.500%, 11/14/28	1,823,370	1,974,938
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 11/30/27	1,335,212	1,336,642
Padagis LLC
Term Loan B, 10.326%, 3M TSFR + 4.750%, 07/06/28	1,166,176	1,090,375
		11,880,965
Pipelines — 1.4%
CQP Holdco LP
2024 Term Loan B, 6.854%, 3M TSFR + 2.250%, 12/31/30	2,750,749	2,751,896
Freeport LNG Investments LLLP
Term Loan B, 9.044%, 3M TSFR + 3.500%, 12/21/28	749,831	744,254
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.818%, 3M TSFR + 2.500%, 10/04/30	472,619	474,095
Security Description	Principal Amount*	Value
Pipelines—(Continued)
ITT Holdings LLC
2024 Term Loan B, 7.945%, 1M TSFR + 3.000%, 10/11/30	1,809,277	$1,813,800
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.225%, 1M TSFR + 3.000%, 10/05/28	1,111,940	1,113,479
UGI Energy Services LLC
2024 Term Loan B, 7.345%, 1M TSFR + 2.500%, 02/22/30	1,327,934	1,330,978
		8,228,502
Real Estate — 0.9%
CoreLogic, Inc.
Term Loan, 8.460%, 1M TSFR + 3.500%, 06/02/28	1,857,220	1,843,098
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, 7.710%, 1M TSFR + 2.750%, 08/21/25	14,823	14,856
2024 Term Loan, 8.595%, 1M TSFR + 3.750%, 01/31/30	517,318	518,611
2024 Term Loan B, 7.845%, 1M TSFR + 3.000%, 01/31/30	1,254,868	1,256,437
Greystar Real Estate Partners LLC
2024 1st Lien Term Loan B, 7.670%, 1M TSFR + 2.750%, 08/21/30	618,769	618,770
RE/MAX International, Inc.
2021 Term Loan B, 7.460%, 1M TSFR + 2.500%, 07/21/28	1,146,039	1,097,762
		5,349,534
Retail — 3.6%
1011778 BC Unlimited Liability Co.
2024 Term Loan B6, 6.595%, 1M TSFR + 1.750%, 09/20/30	1,791,011	1,776,832
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 8.845% - 9.252%, 1M TSFR + 4.000%, 3M TSFR + 4.000%, 01/29/31	769,878	750,992
Great Outdoors Group LLC
2021 Term Loan B2, 8.710%, 1M TSFR + 3.750%, 03/06/28	3,425,752	3,428,606
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.241% - 7.345%, 1M TSFR + 2.500%, 6M TSFR + 2.500%, 06/05/31	2,325,000	2,291,578
IRB Holding Corp.
2024 Term Loan B, 7.695%, 1M TSFR + 2.750%, 12/15/27	483,868	483,858
Les Schwab Tire Centers
2024 Term Loan B, 7.845%, 1M TSFR + 3.000%, 04/23/31	4,237,018	4,243,636
LIDS Holdings, Inc.
Term Loan, 10.614%, 1M TSFR + 5.500%, 12/14/26	331,344	329,273
Peer Holding III BV
2023 USD Term Loan B4, 7.854%, 3M TSFR + 3.250%, 10/28/30	1,094,500	1,099,289
2024 USD Term Loan B5, 7.604%, 3M TSFR + 3.000%, 07/01/31	1,425,000	1,431,234
PetSmart, Inc.
2021 Term Loan B, 8.695%, 1M TSFR + 3.750%, 02/11/28	2,268,697	2,252,694
Phillips Feed Service, Inc.
2020 Term Loan, 11.945%, 1M TSFR + 7.000%, 11/13/24 (f) (g)	11,143	6,964
Serta Simmons Bedding LLC
2023 New Term Loan, 12.218%, 3M TSFR + 7.500%, 06/29/28	1,340,146	1,122,372
2024 Priority Term Loan, 12.894%, 3M TSFR + 7.500%, 06/29/28	145,491	144,764
BHFTI-106

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
White Cap Buyer LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 10/19/29	1,604,695	$1,594,027
		20,956,119
Semiconductors — 0.5%
Altar Bidco, Inc.
2021 Term Loan, 7.947%, 12M TSFR + 3.100%, 02/01/29	1,365,009	1,368,280
Bright Bidco BV
2022 Exit Term Loan, 6.252%, 3M TSFR + 1.000%, 8.000% PIK, 10/31/27 (c)	371,491	182,495
MKS Instruments, Inc.
2024 USD Term Loan B, 7.170%, 1M TSFR + 2.250%, 08/17/29	1,128,013	1,129,282
Synaptics, Inc.
Term Loan B, 7.527%, 1M TSFR + 2.250%, 12/02/28	436,500	436,364
		3,116,421
Software — 13.2%
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.604%, 3M TSFR + 3.000%, 02/24/31	3,955,984	3,965,423
AppLovin Corp.
2024 Term Loan (2030), 7.345%, 1M TSFR + 2.500%, 08/16/30	2,170,859	2,172,385
Ascend Learning LLC
2021 Term Loan, 8.845%, 1M TSFR + 3.500%, 12/11/28	1,964,646	1,958,642
Banff Merger Sub, Inc.
2024 Term Loan B, 9.005%, 3M TSFR + 3.750%, 07/30/31	2,990,869	2,986,996
Central Parent, Inc.
2024 Term Loan B, 7.854%, 3M TSFR + 3.250%, 07/06/29	2,977,500	2,948,788
Cloud Software Group, Inc.
2024 USD Term Loan B, 8.604%, 3M TSFR + 4.000%, 03/30/29	5,218,415	5,202,253
Cloudera, Inc.
2021 Second Lien Term Loan, 10.945%, 1M TSFR + 6.000%, 10/08/29	850,000	803,250
2021 Term Loan, 8.695%, 1M TSFR + 3.750%, 10/08/28	4,042,828	3,948,707
Constant Contact, Inc.
Term Loan, 9.566%, 3M TSFR + 4.000%, 02/10/28	1,752,972	1,700,382
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.710%, 1M TSFR + 3.750%, 10/16/28	1,032,648	968,107
Cotiviti Corp.
2024 Term Loan, 8.451%, 1M TSFR + 3.250%, 05/01/31	995,000	995,000
Drake Software LLC
2024 Term Loan B, 8.918%, 3M TSFR + 4.250%, 06/26/31	2,075,000	2,002,375
E2open LLC
2020 Term Loan B, 8.460%, 1M TSFR + 3.500%, 02/04/28	2,116,969	2,125,238
ECI Macola/Max Holding LLC
2024 Term Loan B, 8.354%, 3M TSFR + 3.750%, 05/09/30	1,946,357	1,953,483
Epicor Software Corp.
2024 Delayed Draw Term Loan, 05/30/31 (h)	599,238	600,299
2024 Term Loan E, 8.095%, 1M TSFR + 3.250%, 05/30/31	5,107,350	5,116,395
Genuine Financial Holdings LLC
2024 Incremental Term Loan, 8.668%, 1M TSFR + 4.000%, 09/27/30	396,000	393,938
Informatica LLC
2024 Term Loan B, 7.095%, 1M TSFR + 2.250%, 10/27/28	2,876,250	2,875,652
Security Description	Principal Amount*	Value
Software—(Continued)
iSolved, Inc.
2024 Term Loan, 8.345%, 1M TSFR + 3.500%, 10/15/30	497,503	$499,887
Ivanti Software, Inc.
2021 Term Loan B, 9.833%, 3M TSFR + 4.250%, 12/01/27	998,062	853,550
Marcel LUX IV SARL
2024 USD Term Loan B5, 9.340%, 1M TSFR + 4.000%, 11/11/30	2,166,586	2,182,836
Mosel Bidco SE
USD Term Loan B, 9.104%, 3M TSFR + 4.500%, 09/16/30	250,000	251,562
N-Able International Holdings II LLC
Term Loan B, 8.069%, 3M TSFR + 2.750%, 07/19/28	436,500	437,182
Oceankey U.S. II Corp.
2021 Term Loan, 8.445%, 1M TSFR + 3.500%, 12/15/28	682,500	682,926
Open Text Corp.
2023 Term Loan B, 7.095%, 1M TSFR + 2.250%, 01/31/30	1,496,440	1,503,572
Playtika Holding Corp.
2021 Term Loan B1, 7.710%, 1M TSFR + 2.750%, 03/13/28	1,991,716	1,980,964
PointClickCare Technologies, Inc.
2024 Term Loan B, 7.604%, 3M TSFR + 3.000%, 12/29/27	2,024,579	2,027,110
Press Ganey Holdings, Inc.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 04/30/31	650,000	650,203
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.002%, 3M TSFR + 3.750%, 10/28/30	1,990,000	1,997,011
Project Boost Purchaser LLC
2024 Term Loan, 8.786%, 3M TSFR + 3.500%, 07/16/31	850,000	850,797
Project Ruby Ultimate Parent Corp.
2021 Term Loan, 8.210%, 1M TSFR + 3.250%, 03/10/28	1,037,375	1,037,283
Quartz Acquireco LLC
2024 Term Loan B1, 7.354%, 3M TSFR + 2.750%, 06/28/30	1,089,682	1,086,958
Quest Software U.S. Holdings, Inc.
2022 Term Loan, 9.652%, 3M TSFR + 4.250%, 02/01/29	493,703	336,952
Rackspace Finance LLC
2024 First Lien First Out Term Loan, 11.482%, 1M TSFR + 6.250%, 05/15/28	464,696	473,699
2024 First Lien Second Out Term Loan, 7.982%, 1M TSFR + 2.750%, 05/15/28	2,328,933	1,302,263
SkillSoft Corp.
2021 Term Loan, 10.219%, 1M TSFR + 5.250%, 07/14/28	1,118,341	922,165
SolarWinds Holdings, Inc.
2024 Term Loan B, 7.595%, 1M TSFR + 2.750%, 02/05/30	1,861,875	1,864,590
Sophia LP
2024 Term Loan B, 8.445%, 1M TSFR + 3.500%, 10/09/29	2,784,143	2,794,336
Symplr Software, Inc.
2020 Term Loan, 9.852%, 3M TSFR + 4.500%, 12/22/27	1,336,563	1,224,292
Thunder Generation Funding LLC
Term Loan B, 09/27/31 (b)	1,075,000	1,075,672
UKG, Inc.
2024 Term Loan B, 8.555%, 3M TSFR + 3.250%, 02/10/31	4,901,146	4,907,037
Veritas U.S., Inc.
2021 USD Term Loan B, 9.960%, 1M TSFR + 5.000%, 09/01/25	2,782,515	2,618,049
Waystar Technologies, Inc.
2024 USD Term Loan B, 7.595%, 1M TSFR + 2.750%, 10/22/29	1,569,123	1,575,008
		77,853,217
BHFTI-107

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Telecommunications — 1.5%
CCI Buyer, Inc.
Term Loan, 8.604%, 3M TSFR + 4.000%, 12/17/27	1,466,182	$1,465,999
Ciena Corp.
2020 Term Loan B, 6.961%, 1M TSFR + 2.000%, 10/24/30	1,185,665	1,189,371
Digicel International Finance Ltd.
2024 Term Loan, 12.002%, 3M TSFR + 6.750%, 05/25/27	1,503,296	1,491,082
GoTo Group, Inc.
2024 First Out Term Loan, 9.968%, 1M TSFR + 4.750%, 04/28/28	1,441,004	1,194,232
2024 Second Out Term Loan, 9.968%, 1M TSFR + 4.750%, 04/28/28	910,013	345,805
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.414%, 1M TSFR + 6.560%, 04/15/29	666,606	681,257
2024 Extended Term Loan B2, 11.414%, 1M TSFR + 6.560%, 04/15/30	666,606	681,605
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 7.319%, 1M TSFR + 2.350%, 04/15/29	434,601	383,535
2024 Extended Term Loan B2, 7.319%, 1M TSFR + 2.350%, 04/15/30	1,434,601	1,243,170
		8,676,056
Transportation — 1.0%
First Student Bidco, Inc.
2022 Incremental Term Loan B, 7.704%, 3M TSFR + 3.000%, 07/21/28	1,387,914	1,391,059
Genesee & Wyoming, Inc.
2024 Term Loan B, 6.604%, 3M TSFR + 2.000%, 04/10/31	2,575,000	2,572,049
Kenan Advantage Group, Inc.
2024 Term Loan B4, 8.095%, 1M TSFR + 3.250%, 01/25/29	1,746,485	1,746,485
		5,709,593
Total Floating Rate Loans (Cost $560,354,358)		551,532,069

Corporate Bonds & Notes—2.7%
Aerospace/Defense — 0.1%
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	523,588
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,497,514
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, 05/15/26 (144A)	1,215,000	1,214,564
Commercial Services — 0.2%
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	800,000	842,798
Computers — 0.1%
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	550,435
Security Description	Principal Amount*/ Shares	Value

Diversified Financial Services — 0.1%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	$757,159
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	123,778
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	413,766
Six Flags Theme Parks, Inc.
7.000%, 07/01/25 (144A)	69,000	69,054
		482,820
Insurance — 0.6%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	614,638
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	2,850,000	2,989,391
		3,604,029
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	500,000	494,603
Media — 0.1%
iHeartCommunications, Inc.
6.375%, 05/01/26	105,163	92,055
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	711,632
		803,687
Software — 0.5%
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,550,000	1,620,213
9.000%, 09/30/29 (144A)	500,000	508,805
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	852,474
		2,981,492
Telecommunications — 0.3%
Altice France SA
5.500%, 01/15/28 (144A)	475,000	345,397
Level 3 Financing, Inc.
10.750%, 12/15/30 (144A)	1,500,000	1,646,185
		1,991,582
Total Corporate Bonds & Notes (Cost $15,555,836)		15,868,049

Common Stocks—0.9%
Commercial Services — 0.0%
IAP Worldwide Services LLC (f) (g) (i) (j)	44	0
Monitronics International, Inc. (i) (j)	16,872	337,440
		337,440
BHFTI-108

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—4.7%
Security Description	Shares	Value
Entertainment — 0.0%
New Cineworld Ltd. (i) (j)	14,581	$287,672
Health Care Equipment & Supplies — 0.0%
Akorn Holding Co. LLC (f) (g) (i) (j)	56,220	0
Health Care Providers & Services — 0.3%
Cano Health, Inc. (i) (j)	121,458	910,935
Envision Parent, Inc. (i) (j)	68,001	705,510
		1,616,445
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	37,888
Serta Simmons Bedding, Inc. (i) (j)	90,899	545,394
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0
		583,282
Investment Companies — 0.0%
Aegletes BV (i) (j)	11,991	5,396
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0
Metals & Mining — 0.2%
American Consolidated Natural Resources, Inc. (i) (j)	12,063	904,725
Phoenix Services International LLC (f) (i) (j)	25,563	102,252
Phoenix Services International LLC (Equity Units) (i) (j)	2,332	9,328
Tenerity, Inc. (f) (g) (i) (j)	24,746	0
		1,016,305
Pharmaceuticals — 0.3%
Covis Midco 1 SARL - Class A (f) (i) (j)	619	315
Covis Midco 1 SARL - Class B (f) (i) (j)	619	315
Covis Midco 1 SARL - Class C (f) (i) (j)	619	316
Covis Midco 1 SARL - Class D (f) (i) (j)	619	316
Covis Midco 1 SARL - Class E (f) (i) (j)	619	316
Mallinckrodt International Finance SA (i) (j)	23,570	1,767,750
		1,769,328
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	51,832
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	0
Total Common Stocks (Cost $7,836,337)		5,667,700

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (j) (Cost $0)	3,834	0

Security Description	Principal Amount*	Value

Repurchase Agreement—4.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $27,749,949; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $28,302,098	27,747,058	$27,747,058
Total Short-Term Investments (Cost $27,747,058)		27,747,058
Total Investments—102.0% (Cost $611,493,589)		600,814,876
Unfunded Loan Commitments—0.0% (Cost $(599,238))		(599,238)
Net Investments—102.0% (Cost $610,894,351)		600,215,638
Other assets and liabilities (net)—(2.0)%		(11,441,678)
Net Assets—100.0%		$588,773,960

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)	This loan will settle after September 30, 2024, at which time the interest rate will be determined.
(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2024.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.4% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$15,775,994, which is 2.7% of net assets.

BHFTI-109

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,991,195	$—	$2,991,195
Aerospace/Defense	—	9,958,248	—	9,958,248
Agriculture	—	511,201	—	511,201
Airlines	—	1,757,806	—	1,757,806
Apparel	—	2,651,517	—	2,651,517
Auto Parts & Equipment	—	8,374,939	—	8,374,939
Banks	—	1,937,564	—	1,937,564
Beverages	—	5,960,444	—	5,960,444
Building Materials	—	19,978,185	—	19,978,185
Chemicals	—	31,655,166	—	31,655,166
Coal	—	570,652	—	570,652
Commercial Services	—	64,943,112	—	64,943,112
Computers	—	14,285,711	—	14,285,711
Cosmetics/Personal Care	—	3,277,293	—	3,277,293
Distribution/Wholesale	—	10,025,231	—	10,025,231
Diversified Financial Services	—	27,169,572	—	27,169,572
Electric	—	6,777,876	—	6,777,876
Electrical Components & Equipment	—	2,632,997	—	2,632,997
Electronics	—	4,866,421	—	4,866,421
Engineering & Construction	—	5,462,679	—	5,462,679
Entertainment	—	17,312,211	—	17,312,211
Environmental Control	—	12,047,835	365,505	12,413,340
Food	—	6,608,506	—	6,608,506
Food Service	—	1,466,947	—	1,466,947
Hand/Machine Tools	—	4,334,768	—	4,334,768
Healthcare-Products	—	3,370,385	—	3,370,385
Healthcare-Services	—	16,800,966	—	16,800,966
Holding Companies-Diversified	—	587,168	—	587,168
Home Furnishings	—	5,930,944	—	5,930,944
Household Products/Wares	—	1,768,359	—	1,768,359
Housewares	—	2,382,092	—	2,382,092
Insurance	—	28,876,487	—	28,876,487
Internet	—	11,919,331	—	11,919,331
Investment Companies	—	11,195,778	292,763	11,488,541
Leisure Time	—	13,692,939	—	13,692,939
Lodging	—	7,730,985	—	7,730,985
Machinery-Diversified	—	11,713,326	—	11,713,326
Media	—	6,068,250	—	6,068,250
Metal Fabricate/Hardware	—	4,005,908	532,689	4,538,597
Mining	—	2,062,972	—	2,062,972
Miscellaneous Manufacturing	—	3,029,772	—	3,029,772
Oil & Gas	—	602,156	—	602,156
Oil & Gas Services	—	832,380	—	832,380
Packaging & Containers	—	8,442,431	—	8,442,431
Pharmaceuticals	—	11,880,965	—	11,880,965
Pipelines	—	8,228,502	—	8,228,502
Real Estate	—	5,349,534	—	5,349,534
Retail	—	20,949,155	6,964	20,956,119
Semiconductors	—	3,116,421	—	3,116,421
Software (Less Unfunded Loan Commitments of $599,238)	—	77,253,979	—	77,253,979
Telecommunications	—	8,676,056	—	8,676,056
Transportation	—	5,709,593	—	5,709,593
Total Floating Rate Loans (Less Unfunded Loan Commitments of $599,238)	—	549,734,910	1,197,921	550,932,831
Total Corporate Bonds & Notes*	—	15,868,049	—	15,868,049
Common Stocks
Commercial Services	—	337,440	0	337,440
Entertainment	—	287,672	—	287,672
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	1,616,445	—	1,616,445
Household Products	—	583,282	0	583,282
BHFTI-110

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$5,396	$—	$5,396
Media	—	—	0	0
Metals & Mining	—	1,016,305	0	1,016,305
Pharmaceuticals	—	1,769,328	—	1,769,328
Professional Services	51,832	—	—	51,832
Specialty Retail	—	—	0	0
Total Common Stocks	51,832	5,615,868	0	5,667,700
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	27,747,058	—	27,747,058
Total Net Investments	$51,832	$598,965,885	$1,197,921	$600,215,638

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, a transfer out of Level 3 in the amount of $1,103,574 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
BHFTI-111

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—46.8% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 1.4%
BAE Systems PLC
5.000%, 03/26/27 (144A)	1,200,000	$1,219,382
Boeing Co.
2.196%, 02/04/26	2,600,000	2,503,771
General Dynamics Corp.
3.250%, 04/01/25 (a)	3,300,000	3,280,057
L3Harris Technologies, Inc.
5.050%, 06/01/29	300,000	308,996
RTX Corp.
4.125%, 11/16/28	2,700,000	2,693,207
		10,005,413
Agriculture — 0.5%
Altria Group, Inc.
2.350%, 05/06/25 (a)	2,200,000	2,166,942
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	920,072
5.250%, 09/07/28 (a)	900,000	933,059
		4,020,073
Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26 (144A)	583,333	581,669
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, 10/20/25 (144A)	2,211,240	2,197,783
United Airlines Pass-Through Trust
4.875%, 07/15/27	90,400	89,582
		2,869,034
Apparel — 0.3%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A) (a)	700,000	693,863
Tapestry, Inc.
7.000%, 11/27/26 (a)	1,400,000	1,448,479
7.050%, 11/27/25 (a)	350,000	356,924
		2,499,266
Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
5.125%, 11/05/26 (a)	2,150,000	2,160,341
5.850%, 05/17/27 (a)	1,200,000	1,221,658
Hyundai Capital America
5.250%, 01/08/27 (144A) (a)	1,400,000	1,424,966
Mercedes-Benz Finance North America LLC
4.950%, 03/30/25 (144A) (a)	2,100,000	2,100,675
Toyota Motor Credit Corp.
5.000%, 03/19/27 (a)	1,700,000	1,742,184
Volkswagen Group of America Finance LLC
5.400%, 03/20/26 (144A) (a)	2,400,000	2,426,627
		11,076,451
Banks — 12.5%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (a) (b)	600,000	621,128
Security Description	Principal Amount*	Value
Banks—(Continued)
Bank of America Corp.
3.384%, SOFR + 1.330%, 04/02/26 (b)	2,800,000	$2,777,624
4.376%, SOFR + 1.580%, 04/27/28 (a) (b)	2,500,000	2,503,960
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (a) (b)	2,600,000	2,619,431
Bank of New York Mellon
5.224%, SOFR + 0.800%, 11/21/25 (a) (b)	2,300,000	2,300,639
Bank of Nova Scotia
2.951%, 03/11/27 (a)	2,300,000	2,236,997
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (b)	700,000	686,543
2.819%, 3M TSFR + 1.373%, 11/19/25 (144A) (b)	1,500,000	1,494,261
BPCE SA
2.375%, 01/14/25 (144A) (a)	3,000,000	2,975,545
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (a) (b)	1,900,000	1,884,384
4.600%, 03/09/26 (a)	4,000,000	4,010,630
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	1,250,000	1,284,051
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a) (b)	1,600,000	1,667,587
Deutsche Bank AG
4.162%, 05/13/25 (a)	2,000,000	1,994,097
Goldman Sachs Bank USA
5.283%, SOFR + 0.777%, 03/18/27 (b)	2,300,000	2,329,713
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (b)	2,000,000	1,922,375
3.750%, 02/25/26 (a)	2,000,000	1,987,114
4.250%, 10/21/25	3,000,000	2,988,836
4.387%, SOFR + 1.510%, 06/15/27 (b)	900,000	901,986
5.700%, 11/01/24	1,600,000	1,600,658
HSBC Holdings PLC
1.645%, SOFR + 1.538%, 04/18/26 (a) (b)	1,500,000	1,472,271
4.180%, SOFR + 1.510%, 12/09/25 (b)	1,900,000	1,895,221
Huntington National Bank
5.699%, SOFR + 1.215%, 11/18/25 (b)	1,700,000	1,700,123
Intesa Sanpaolo SpA
4.000%, 09/23/29 (144A)	2,000,000	1,923,811
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (b)	5,400,000	5,313,836
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,000,000	1,025,603
KeyBank NA
4.150%, 08/08/25 (a)	1,600,000	1,588,106
Manufacturers & Traders Trust Co.
5.400%, 11/21/25 (a)	2,300,000	2,314,330
Mizuho Financial Group, Inc.
5.778%, 1Y H15 + 1.650%, 07/06/29 (a) (b)	1,400,000	1,464,373
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (b)	2,900,000	2,854,586
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,494,919
4.350%, 09/08/26	2,200,000	2,205,278
5.173%, SOFR + 1.450%, 01/16/30 (a) (b)	1,500,000	1,546,272
Nordea Bank Abp
4.750%, 09/22/25 (144A) (a)	1,200,000	1,205,471
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	614,004
BHFTI-112

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (b)	1,800,000	$1,712,176
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,363,937
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (b)	1,500,000	1,425,033
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (a) (b)	1,700,000	1,683,812
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	1,000,000	1,035,060
5.900%, SOFR + 1.626%, 10/28/26 (a) (b)	2,000,000	2,025,713
UBS Group AG
4.550%, 04/17/26 (a)	1,200,000	1,203,018
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (b)	1,900,000	1,925,869
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (b)	2,500,000	2,459,294
4.100%, 06/03/26 (a)	3,000,000	2,989,776
5.198%, SOFR + 1.500%, 01/23/30 (a) (b)	800,000	824,733
6.303%, SOFR + 1.790%, 10/23/29 (b)	900,000	962,959
		91,017,143
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	1,500,000	1,539,077
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A) (a)	1,600,000	1,499,527
		3,038,604
Biotechnology — 0.8%
Amgen, Inc.
5.150%, 03/02/28	2,300,000	2,368,335
Bio-Rad Laboratories, Inc.
3.300%, 03/15/27	300,000	292,789
Illumina, Inc.
4.650%, 09/09/26 (a)	600,000	603,734
5.800%, 12/12/25	1,200,000	1,215,653
Royalty Pharma PLC
5.150%, 09/02/29 (a)	1,250,000	1,282,113
		5,762,624
Building Materials — 0.4%
Carrier Global Corp.
2.493%, 02/15/27 (a)	1,500,000	1,449,499
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,342,194
		2,791,693
Chemicals — 0.2%
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,188,107
Commercial Services — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, 01/15/30 (144A) (a)	300,000	306,882
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Grand Canyon University
4.125%, 10/01/24	600,000	$600,000
		906,882
Computers — 0.6%
Hewlett Packard Enterprise Co.
4.400%, 09/25/27 (a)	2,400,000	2,402,606
5.900%, 10/01/24	1,700,000	1,700,000
		4,102,606
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc.
4.375%, 05/15/28 (a)	950,000	961,315
Haleon U.S. Capital LLC
3.375%, 03/24/27 (a)	3,400,000	3,339,809
Kenvue, Inc.
5.050%, 03/22/28 (a)	2,300,000	2,379,982
		6,681,106
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	944,637
6.100%, 01/15/27	1,000,000	1,035,459
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a) (b)	2,400,000	2,446,175
Capital One Financial Corp.
3.800%, 01/31/28	2,500,000	2,446,398
GGAM Finance Ltd.
8.000%, 06/15/28 (144A) (a)	500,000	535,928
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	500,000	533,845
		7,942,442
Electric — 4.5%
Berkshire Hathaway Energy Co.
4.050%, 04/15/25 (a)	1,700,000	1,695,594
Dominion Energy, Inc.
1.450%, 04/15/26 (a)	2,000,000	1,915,468
DTE Energy Co.
4.875%, 06/01/28 (a)	1,500,000	1,531,478
4.950%, 07/01/27 (a)	800,000	813,502
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,504,302
Electricite de France SA
5.700%, 05/23/28 (144A)	300,000	312,336
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,446,492
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,975,476
4.050%, 04/15/30 (a)	2,400,000	2,363,329
Florida Power & Light Co.
4.400%, 05/15/28 (a)	910,000	920,854
Korea East-West Power Co. Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,457,061
3.600%, 05/06/25 (144A) (a)	1,600,000	1,591,363
BHFTI-113

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
5.749%, 09/01/25 (a)	1,700,000	$1,717,207
6.051%, 03/01/25	900,000	903,786
Pacific Gas & Electric Co.
5.908%, SOFR + 0.950%, 09/04/25 (b)	2,400,000	2,400,745
Southern Co.
3.250%, 07/01/26 (a)	3,000,000	2,948,056
5.500%, 03/15/29 (a)	1,700,000	1,783,183
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,161,453
		32,441,685
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,136,420
Electronics — 0.3%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (a)	1,100,000	1,148,700
Flex Ltd.
3.750%, 02/01/26	1,300,000	1,285,459
		2,434,159
Entertainment — 0.4%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A) (a)	600,000	623,606
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,141,462
Warnermedia Holdings, Inc.
3.755%, 03/15/27	1,500,000	1,450,421
		3,215,489
Environmental Control — 0.1%
Stericycle, Inc.
3.875%, 01/15/29 (144A) (a)	500,000	498,158
Food — 0.8%
Campbell Soup Co.
5.200%, 03/19/27 (a)	1,200,000	1,231,446
Hershey Co.
4.250%, 05/04/28	900,000	913,405
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.125%, 02/01/28 (a)	1,500,000	1,520,108
Kroger Co.
4.700%, 08/15/26	800,000	805,179
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,162,548
		5,632,686
Healthcare-Products — 0.7%
Baxter International, Inc.
1.915%, 02/01/27 (a)	3,000,000	2,840,863
GE HealthCare Technologies, Inc.
5.550%, 11/15/24 (a)	900,000	900,340
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 (a)	1,000,000	$1,040,440
		4,781,643
Healthcare-Services — 1.7%
Centene Corp.
3.375%, 02/15/30 (a)	900,000	829,365
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A) (a)	1,100,000	1,067,869
Elevance Health, Inc.
1.500%, 03/15/26 (a)	3,000,000	2,886,040
HCA, Inc.
5.200%, 06/01/28 (a)	2,600,000	2,667,923
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,754,151
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,062,920
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	200,000	190,000
Quest Diagnostics, Inc.
3.450%, 06/01/26 (a)	2,100,000	2,070,359
		12,528,627
Home Builders — 0.2%
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,492,153
Insurance — 4.9%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A) (a)	300,000	313,249
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,500,000	2,555,182
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A) (a)	600,000	576,157
6.750%, 04/15/28 (144A) (a)	500,000	508,097
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,400,000	2,456,928
Corebridge Global Funding
5.900%, 09/19/28 (144A) (a)	1,600,000	1,683,049
F&G Annuities & Life, Inc.
6.500%, 06/04/29 (a)	300,000	308,994
F&G Global Funding
5.875%, 06/10/27 (144A) (a)	2,000,000	2,049,073
GA Global Funding Trust
3.850%, 04/11/25 (144A) (a)	3,800,000	3,776,844
4.400%, 09/23/27 (144A)	2,550,000	2,544,145
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29 (a)	2,600,000	2,626,839
MassMutual Global Funding II
5.100%, 04/09/27 (144A) (a)	1,600,000	1,641,942
Mutual of Omaha Cos Global Funding
5.350%, 04/09/27 (144A) (a)	2,400,000	2,462,507
New York Life Global Funding
3.600%, 08/05/25 (144A)	3,200,000	3,177,408
4.900%, 04/02/27 (144A) (a)	2,400,000	2,455,135
BHFTI-114

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,500,000	$1,538,834
Pricoa Global Funding I
5.100%, 05/30/28 (144A) (a)	1,500,000	1,548,496
Principal Life Global Funding II
4.600%, 08/19/27 (144A) (a)	750,000	760,163
Protective Life Global Funding
3.218%, 03/28/25 (144A)	1,500,000	1,488,308
RGA Global Funding
5.448%, 05/24/29 (144A) (a)	800,000	832,847
		35,304,197
Internet — 0.8%
Meta Platforms, Inc.
4.600%, 05/15/28 (a)	3,100,000	3,179,851
Netflix, Inc.
3.625%, 06/15/25 (144A)	800,000	793,693
4.375%, 11/15/26 (a)	700,000	705,121
Tencent Holdings Ltd.
1.810%, 01/26/26 (144A)	900,000	871,142
		5,549,807
Lodging — 0.3%
Marriott International, Inc.
4.875%, 05/15/29 (a)	700,000	713,817
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,123,145
Studio City Finance Ltd.
6.000%, 07/15/25 (144A)	464,000	464,385
		2,301,347
Machinery-Diversified — 0.0%
Esab Corp.
6.250%, 04/15/29 (144A)	200,000	205,412
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	692,000	690,868
Comcast Corp.
4.550%, 01/15/29	2,000,000	2,034,849
Fox Corp.
3.050%, 04/07/25 (a)	1,700,000	1,683,425
4.709%, 01/25/29 (a)	1,500,000	1,519,137
TWDC Enterprises 18 Corp.
3.150%, 09/17/25 (a)	3,000,000	2,969,598
Walt Disney Co.
1.750%, 01/13/26 (a)	1,300,000	1,263,146
		10,161,023
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.
6.250%, 02/15/29	400,000	407,046
Security Description	Principal Amount*	Value
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	$1,270,750
Oil & Gas — 2.2%
Aker BP ASA
2.000%, 07/15/26 (144A)	1,010,000	967,108
BP Capital Markets America, Inc.
3.410%, 02/11/26 (a)	2,000,000	1,983,315
3.796%, 09/21/25 (a)	3,200,000	3,186,673
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	1,100,000	1,100,344
Equinor ASA
1.750%, 01/22/26 (a)	1,300,000	1,262,325
2.875%, 04/06/25	4,700,000	4,656,297
Petroleos Mexicanos
6.875%, 10/16/25	350,000	350,381
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	731,372
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	1,498,077
		15,735,892
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27 (a)	2,000,000	1,951,774
Schlumberger Holdings Corp.
5.000%, 05/29/27 (144A) (a)	600,000	612,314
		2,564,088
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	1,100,000	819,935
Pharmaceuticals — 1.6%
AstraZeneca PLC
0.700%, 04/08/26 (a)	200,000	190,466
Cigna Group
1.250%, 03/15/26	1,666,000	1,593,564
4.375%, 10/15/28 (a)	2,000,000	2,007,771
CVS Health Corp.
1.300%, 08/21/27	1,300,000	1,194,361
4.300%, 03/25/28 (a)	1,600,000	1,595,692
5.000%, 01/30/29	1,500,000	1,531,533
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 05/19/28 (a)	2,700,000	2,740,051
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	1,000,000	985,910
		11,839,348
Pipelines — 1.3%
Energy Transfer LP
4.050%, 03/15/25 (a)	1,800,000	1,791,883
EnLink Midstream Partners LP
4.850%, 07/15/26 (a)	1,100,000	1,100,999
Enterprise Products Operating LLC
4.150%, 10/16/28 (a)	2,500,000	2,498,539
BHFTI-115

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	100,000	$103,505
MPLX LP
4.875%, 12/01/24 (a)	2,500,000	2,497,239
Sabine Pass Liquefaction LLC
5.625%, 03/01/25 (a)	675,000	675,621
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	600,000	625,512
Williams Cos., Inc.
4.000%, 09/15/25 (a)	500,000	497,052
		9,790,350
Real Estate Investment Trusts — 0.9%
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	1,300,000	1,166,201
Prologis LP
4.875%, 06/15/28 (a)	2,250,000	2,308,787
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A) (a)	500,000	514,954
Public Storage Operating Co.
5.125%, 01/15/29	400,000	417,022
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A)	400,000	387,033
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A) (a)	1,500,000	1,462,977
		6,256,974
Retail — 0.2%
KSouth Africa Ltd.
3.000%, 12/31/22 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
O'Reilly Automotive, Inc.
5.750%, 11/20/26	1,450,000	1,494,825
		1,494,825
Semiconductors — 0.4%
SK Hynix, Inc.
1.500%, 01/19/26 (144A) (a)	3,400,000	3,265,937
Software — 0.1%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	951,466
Telecommunications — 1.8%
AT&T, Inc.
1.650%, 02/01/28 (a)	2,700,000	2,489,008
2.300%, 06/01/27 (a)	400,000	381,975
CommScope Technologies LLC
6.000%, 06/15/25 (144A)	300,000	290,250
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	300,000	290,321
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 09/20/29 (144A)	37,501	37,402
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,068,678
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Verizon Communications, Inc.
1.450%, 03/20/26 (a)	4,300,000	$4,124,134
2.100%, 03/22/28 (a)	2,500,000	2,332,586
		13,014,354
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350%, 03/30/29 (144A) (a)	1,500,000	1,549,033
Total Corporate Bonds & Notes (Cost $340,572,245)		340,544,248

U.S. Treasury & Government Agencies—21.2%
Agency Sponsored Mortgage-Backed — 3.4%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	3,049,841	2,924,013
3.500%, 10/01/37	3,138,980	3,072,722
Federal Home Loan Mortgage Corp. STACR Debt Notes
10.045%, SOFR30A + 4.764%, 10/25/28 (b)	1,119,320	1,175,286
10.545%, SOFR30A + 5.264%, 11/25/28 (b)	792,285	833,880
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.480%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	3,231,783	3,233,298
7.280%, SOFR30A + 2.000%, 04/25/42 (144A) (b)	851,033	862,254
Federal National Mortgage Association
4.500%, 03/01/25	21,213	21,266
4.802%, 1Y H15 + 2.127%, 03/01/30 (b)	70	69
5.164%, 1Y H15 + 2.270%, 08/01/30 (b)	7,284	7,304
5.291%, 1Y H15 + 2.166%, 07/01/33 (b)	15,436	15,609
5.395%, 1Y H15 + 2.270%, 01/01/29 (b)	1,146	1,139
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	6,450	6,528
5.800%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,640	25,006
5.821%, 1Y RFUCCT + 1.571%, 11/01/36 (b)	191	192
5.845%, 6M RFUCCT + 0.845%, 11/01/33 (b)	295	294
5.905%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	703	712
5.913%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,402	1,404
5.960%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,556	8,652
5.974%, 1Y RFUCCT + 1.724%, 10/01/36 (b)	899	912
6.015%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	10,754	10,843
6.028%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	93,459	95,156
6.030%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	22,893	23,108
6.038%, 6M RFUCCT + 1.538%, 09/01/35 (b)	3,895	3,910
6.123%, 1Y H15 + 1.998%, 10/01/32 (b)	7,765	7,900
6.206%, 1Y RFUCCT + 1.830%, 03/01/36 (b)	12,097	12,216
6.270%, 1Y RFUCCT + 1.710%, 09/01/35 (b)	545,984	566,296
6.277%, 1Y H15 + 2.152%, 12/01/33 (b)	30,672	31,349
6.323%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	8,057	8,155
6.351%, 1Y RFUCCT + 1.619%, 01/01/36 (b)	12,822	12,963
6.386%, 1Y RFUCCT + 1.580%, 03/01/33 (b)	10,523	10,637
6.393%, 1Y H15 + 2.186%, 09/01/33 (b)	895	902
6.395%, 1Y H15 + 2.270%, 01/01/32 (b)	3,570	3,583
6.410%, 1Y H15 + 2.285%, 02/01/35 (b)	23,943	24,607
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	31,763	32,647
6.539%, 1Y H15 + 2.092%, 07/01/33 (b)	12,061	12,267
6.540%, 6M RFUCCT + 1.415%, 12/01/32 (b)	33,553	33,333
6.555%, 1Y H15 + 1.884%, 08/01/29 (b)	131	132
BHFTI-116

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.560%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	414	$421
6.665%, 6M RFUCCT + 1.415%, 06/01/32 (b)	5,910	5,888
6.670%, 1Y H15 + 2.476%, 04/01/36 (b)	861	891
6.680%, 6M RFUCCT + 1.570%, 11/01/35 (b)	19,297	19,710
6.687%, 6M RFUCCT + 1.937%, 06/01/28 (b)	389	390
6.710%, 6M RFUCCT + 1.399%, 03/01/35 (b)	8,597	8,675
6.744%, 6M RFUCCT + 1.635%, 03/01/37 (b)	886	918
6.794%, 6M RFUCCT + 1.169%, 03/01/28 (b)	619	619
6.811%, 1Y RFUCCT + 1.670%, 11/01/36 (b)	423,039	431,735
6.840%, 1Y H15 + 2.177%, 11/01/35 (b)	476,602	492,766
6.846%, 1Y H15 + 2.234%, 09/01/36 (b)	223	230
6.986%, 1Y H15 + 2.360%, 11/01/34 (b)	559,436	581,590
6.990%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	156,177	161,040
7.000%, 6M RFUCCT + 1.375%, 11/01/33 (b)	84	84
7.000%, 6M RFUCCT + 2.250%, 10/01/33 (b)	13,865	13,847
7.045%, 1Y H15 + 2.331%, 01/01/32 (b)	169	171
7.075%, 6M RFUCCT + 1.430%, 02/01/36 (b)	8,300	8,345
7.125%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	12,544	12,626
7.173%, 1Y H15 + 2.484%, 07/01/28 (b)	315	316
7.185%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	84,029	84,722
7.240%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	2,058	2,076
7.245%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,698	2,699
7.249%, 1Y H15 + 2.243%, 03/01/38 (b)	3,170	3,251
7.250%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	9,503	9,594
7.272%, 6M RFUCCT + 1.569%, 12/01/34 (b)	12,056	12,196
7.275%, 1Y H15 + 2.150%, 08/01/33 (b)	31,986	32,951
7.279%, 6M RFUCCT + 1.585%, 03/01/36 (b)	33,859	34,338
7.348%, 1Y H15 + 2.223%, 07/01/35 (b)	5,384	5,604
7.360%, 1Y H15 + 2.473%, 09/01/33 (b)	293	296
7.367%, 6M RFUCCT + 1.693%, 04/01/36 (b)	9,525	9,650
7.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	1,326	1,348
7.415%, 1Y H15 + 2.290%, 08/01/32 (b)	2,366	2,429
7.437%, 1Y RFUCCT + 1.687%, 05/01/33 (b)	3,050	3,064
7.443%, 1Y RFUCCT + 1.693%, 08/01/37 (b)	2,788	2,855
7.467%, 1Y RFUCCT + 1.502%, 07/01/33 (b)	21,812	22,071
7.481%, 6M RFUCCT + 2.106%, 09/01/33 (b)	15,991	15,978
7.525%, 6M RFUCCT + 2.275%, 08/01/32 (b)	2,091	2,081
7.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	25,189	25,496
7.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	602	619
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.280%, SOFR30A + 1.000%, 07/25/44 (144A) (b)	1,077,592	1,077,596
6.380%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	1,080,048	1,080,460
6.393%, SOFR30A + 1.050%, 09/25/44 (144A) (b)	800,000	800,406
6.413%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	1,160,252	1,160,682
6.780%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	3,230,185	3,239,400
9.395%, SOFR30A + 4.114%, 05/25/25 (b)	613,807	624,279
9.695%, SOFR30A + 4.414%, 02/25/25 (b)	478,056	483,245
10.395%, SOFR30A + 5.114%, 07/25/25 (b)	555,813	570,760
12.345%, SOFR30A + 7.064%, 08/25/28 (b)	468,219	491,631
		24,622,583
U.S. Treasury — 17.8%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (f)	8,515,314	8,278,297
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.250%, 05/31/25	3,000,000	$2,922,568
0.500%, 08/31/27 (a) (g)	10,000,000	9,155,859
0.625%, 03/31/27	3,200,000	2,975,000
0.750%, 08/31/26	33,000,000	31,235,274
1.625%, 02/15/26	4,000,000	3,884,219
2.000%, 11/15/26	26,500,000	25,620,117
2.250%, 11/15/27	14,000,000	13,453,673
2.875%, 05/31/25 (a)	5,000,000	4,956,445
2.875%, 11/30/25	7,000,000	6,919,883
3.750%, 08/31/26 (a)	20,000,000	20,028,906
		129,430,241
Total U.S. Treasury & Government Agencies (Cost $153,604,543)		154,052,824

Asset-Backed Securities—17.2%
Asset-Backed - Automobile — 4.5%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	2,330,000	2,372,840
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	4,000,000	4,050,707
5.330%, 03/16/27	850,000	853,251
5.780%, 08/16/28	2,590,000	2,651,652
Honda Auto Receivables Owner Trust
5.360%, 09/15/26	2,239,392	2,246,170
5.410%, 02/18/28	2,960,000	3,002,516
5.670%, 06/21/28	2,250,000	2,302,279
Hyundai Auto Receivables Trust
4.990%, 02/15/29	1,230,000	1,250,787
5.480%, 04/17/28	1,250,000	1,268,984
5.800%, 01/15/27	2,266,287	2,276,506
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	5,050,000	5,075,749
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	2,330,000	2,355,963
5.330%, 01/16/29	2,730,000	2,791,390
		32,498,794
Asset-Backed - Credit Card — 5.1%
American Express Credit Account Master Trust
3.390%, 05/15/27	3,900,000	3,871,924
3.750%, 08/15/27	5,496,000	5,466,622
4.870%, 05/15/28	3,620,000	3,663,251
BA Credit Card Trust
3.530%, 11/15/27	1,200,000	1,191,760
4.980%, 11/15/28	2,000,000	2,040,300
5.000%, 04/15/28	4,000,000	4,030,447
Capital One Multi-Asset Execution Trust
3.490%, 05/15/27	5,720,000	5,681,797
Chase Issuance Trust
3.970%, 09/15/27	2,047,000	2,040,397
Discover Card Execution Note Trust
3.560%, 07/15/27	5,710,000	5,669,006
BHFTI-117

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Mortgage-Backed Securities—5.6%
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
Discover Card Execution Note Trust
4.930%, 06/15/28	3,620,000	$3,665,338
		37,320,842
Asset-Backed - Other — 7.6%
Allegro CLO VII Ltd.
6.431%, 3M TSFR + 1.130%, 06/13/31 (144A) (b)	1,887,918	1,888,716
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	2,071,833	2,054,102
Apidos CLO XXXII Ltd.
6.382%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,410,000	1,410,811
Barings CLO Ltd.
6.451%, 3M TSFR + 1.150%, 10/15/30 (144A) (b)	3,392,448	3,394,884
BlueMountain CLO Ltd.
6.318%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	3,237,455	3,239,993
Carlyle Global Market Strategies CLO Ltd.
6.502%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	3,510,000	3,512,808
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,142,304	1,105,309
Cook Park CLO Ltd.
6.667%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,500,613
Countrywide Asset-Backed Certificates Trust
5.719%, 1M TSFR + 0.864%, 03/25/34 (b)	25,906	26,174
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	1,314,766	1,272,716
Flatiron CLO 28 Ltd.
6.587%, 3M TSFR + 1.320%, 07/15/36 (144A) (b)	3,610,000	3,623,841
Home Partners of America Trust
2.649%, 01/17/41 (144A)	482,593	442,013
JP Morgan Mortgage Trust
6.413%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	850,000	850,000
Madison Park Funding XXIV Ltd.
6.402%, 3M TSFR + 1.120%, 10/20/29 (144A) (b)	3,153,331	3,155,810
Madison Park Funding XXIX Ltd.
6.459%, 3M TSFR + 1.180%, 10/18/30 (144A) (b)	3,382,993	3,385,625
Neuberger Berman CLO XVIII Ltd.
6.944%, 3M TSFR + 1.662%, 10/21/30 (144A) (b)	1,700,000	1,701,159
New Economy Assets Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,617,764
OCP CLO Ltd.
6.436%, 3M TSFR + 1.150%, 10/17/30 (144A) (b)	2,374,039	2,373,958
Octagon 58 Ltd.
7.651%, 3M TSFR + 2.350%, 07/15/37 (144A) (b)	3,000,000	2,999,250
Octagon Investment Partners 35 Ltd.
6.644%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	600,000	600,887
OHA Credit Partners VII Ltd.
6.460%, 3M TSFR + 1.332%, 02/20/34 (144A) (b)	6,398,000	6,410,246
RAAC Trust
5.669%, 1M TSFR + 0.814%, 03/25/34 (b)	42,122	41,614
RR 14 Ltd.
6.683%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,387,651
		54,995,944
Total Asset-Backed Securities (Cost $124,711,405)		124,815,580

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 3.8%
Adjustable Rate Mortgage Trust
5.596%, 02/25/35 (b)	477,513	$472,263
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	789,891	754,315
CHL Mortgage Pass-Through Trust
5.466%, 07/25/34 (b)	151,279	143,946
COLT Mortgage Loan Trust
4.301%, 03/25/67 (144A) (b)	868,720	856,567
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 09/25/19	33,900	19,891
JP Morgan Mortgage Trust
2.500%, 10/25/51 (144A) (b)	3,896,620	3,490,466
2.500%, 04/25/52 (144A) (b)	3,467,779	3,108,878
2.500%, 06/25/52 (144A) (b)	679,456	605,995
Merrill Lynch Mortgage Investors Trust
5.709%, 1M TSFR + 0.854%, 03/25/28 (b)	43,549	41,260
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	375,967	370,129
3.500%, 04/25/66 (144A) (b)	984,278	963,644
Morgan Stanley Residential Mortgage Loan Trust
6.693%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	1,320,000	1,320,049
New York Mortgage Trust
5.644%, 1M TSFR + 0.789%, 02/25/36 (b)	34,295	33,400
OBX Trust
2.500%, 05/25/51 (144A) (b)	2,285,945	2,052,711
2.500%, 10/25/51 (144A) (b)	601,421	538,604
5.619%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	260,027	254,150
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	2,447,483	2,178,411
PSMC Trust
2.500%, 08/25/51 (144A) (b)	3,564,721	3,201,338
Sequoia Mortgage Trust
5.715%, 1M TSFR + 0.754%, 11/20/34 (b)	92,265	86,423
Station Place Securitization Trust
5.755%, 1M TSFR + 0.900%, 10/27/25 (144A) (b)	1,800,000	1,800,000
6.178%, 1M TSFR + 0.900%, 06/22/25 (144A) (b)	1,800,000	1,799,993
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,277,656	1,211,335
3.750%, 03/25/58 (144A) (b)	308,361	300,014
3.750%, 05/25/58 (144A) (b)	1,628,573	1,596,682
WaMu Mortgage Pass-Through Certificates Trust
5.429%, 1M TSFR + 0.574%, 04/25/45 (b)	402,344	404,480
		27,604,944
Commercial Mortgage-Backed Securities — 1.8%
BX Commercial Mortgage Trust
5.911%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,950,000	1,937,812
BX Mortgage Trust
5.901%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,619,048
BX Trust
6.588%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	2,372,852	2,372,111
Citigroup Commercial Mortgage Trust
2.450%, 07/10/49	447,449	433,154
CSAIL Commercial Mortgage Trust
3.718%, 08/15/48	550,000	543,367
BHFTI-118

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DBCG Mortgage Trust
8.500%, PRIME + 0.000%, 06/15/34 (144A) (b)	2,485,115	$2,485,328
GS Mortgage Securities Trust
3.050%, 05/10/49	320,000	311,846
JPMBB Commercial Mortgage Securities Trust
3.576%, 03/17/49	1,043,000	1,025,718
3.801%, 08/15/48	817,702	806,522
Wells Fargo Commercial Mortgage Trust
3.695%, 11/15/48	380,000	375,163
		12,910,069
Total Mortgage-Backed Securities (Cost $42,704,072)		40,515,013

Floating Rate Loans (h)—2.1%
Airlines — 0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 7.209%, 6M TSFR + 2.500%, 06/04/29	140,000	139,125
United Airlines, Inc.
2024 Term Loan B, 8.033%, 3M TSFR + 2.750%, 02/22/31	238,800	239,639
WestJet Loyalty LP
Term Loan B, 8.354%, 3M TSFR + 3.750%, 02/14/31	238,800	236,668
		615,432
Apparel — 0.0%
Hanesbrands, Inc.
2023 Term Loan B, 8.595%, 1M TSFR + 3.750%, 03/08/30	198,489	198,489
Auto Parts & Equipment — 0.0%
First Brands Group LLC
2021 Term Loan, 10.514%, 3M TSFR + 5.000%, 03/30/27	154,417	153,125
Beverages — 0.0%
Triton Water Holdings, Inc.
Term Loan, 8.115%, 3M TSFR + 3.250%, 03/31/28	342,969	342,816
Building Materials — 0.0%
Emrld Borrower LP
2024 Term Loan B, 7.557%, 3M TSFR + 2.500%, 08/04/31	71,006	70,961
Summit Materials LLC
2023 Incremental Term Loan B, 7.054%, 3M TSFR + 1.750%, 01/12/29	50,349	50,615
		121,576
Chemicals — 0.1%
A-AP Buyer, Inc.
Term Loan B, 7.854%, 3M TSFR + 3.250%, 09/09/31	101,195	101,827
Albaugh LLC
2022 Term Loan B, 04/06/29 (i)	79,795	79,862
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 9.195%, 1M TSFR + 4.250%, 04/02/29	342,070	342,926
		524,615
Security Description	Principal Amount*	Value

Commercial Services — 0.1%
Adtalem Global Education, Inc.
2024 1st Lien Term Loan B, 7.595%, 1M TSFR + 2.750%, 08/12/28	58,824	$58,946
Albion Financing 3 SARL
2024 USD Term Loan B, 9.826%, 3M TSFR + 4.250%, 08/16/29	28,365	28,542
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.695%, 1M TSFR + 3.750%, 05/12/28	262,070	259,826
EAB Global, Inc.
2021 Term Loan, 8.095%, 1M TSFR + 3.250%, 08/16/28	238,800	238,228
PG Investment Co. 59 SARL
Term Loan B, 8.104%, 3M TSFR + 3.500%, 03/26/31	83,178	83,428
TTF Holdings LLC
2024 Term Loan, 8.595%, 1M TSFR + 3.750%, 07/18/31	84,731	84,943
		753,913
Computers — 0.0%
Fortress Intermediate 3, Inc.
Term Loan B, 8.595%, 1M TSFR + 3.750%, 06/27/31	43,928	43,859
Imprivata, Inc.
2024 Term Loan, 12/01/27 (i)	57,593	57,895
		101,754
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan B, 6.855%, 1M TSFR + 2.000%, 07/27/28	171,210	171,317
Diversified Financial Services — 0.2%
Citadel Securities LP
2024 Term Loan B, 7.095%, 1M TSFR + 2.250%, 07/29/30	376,497	376,780
Edelman Financial Center LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 04/07/28	332,595	332,429
Jane Street Group LLC
2024 Term Loan B, 7.460%, 1M TSFR + 2.500%, 01/26/28	248,711	248,711
Nuvei Technologies Corp.
2024 Term Loan B1, 07/18/31 (i)	245,508	243,052
		1,200,972
Electric — 0.1%
Alpha Generation LLC
Term Loan B, 09/19/31 (i)	120,000	120,159
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 6.845%, 1M TSFR + 2.000%, 07/31/30	100,000	99,451
Calpine Corp.
Term Loan B9, 6.845%, 1M TSFR + 2.000%, 01/31/31	149,624	149,381
		368,991
Electronics — 0.0%
Roper Industrial Products Investment Co. LLC
2024 USD Term Loan B, 7.854%, 3M TSFR + 3.250%, 11/22/29	99,749	100,030
BHFTI-119

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Engineering & Construction — 0.0%
Chromalloy Corp.
2024 Term Loan B, 9.082%, 3M TSFR + 3.750%, 03/27/31	119,700	$113,984
Radar Bidco SARL
2024 USD Term Loan B, 9.568%, 3M TSFR + 4.250%, 04/04/31	99,750	100,218
		214,202
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 8.794%, 3M TSFR + 3.250%, 10/02/28	199,215	190,333
Banijay Entertainment SAS
USD Term Loan B2, 8.551%, 1M TSFR + 3.250%, 03/01/28	49,009	49,175
Caesars Entertainment, Inc.
Term Loan B, 7.595%, 1M TSFR + 2.750%, 02/06/30	99,736	99,896
GVC Holdings Ltd.
2024 USD Term Loan B3, 8.014%, 6M TSFR + 2.750%, 10/31/29	99,750	99,906
Scientific Games Holdings LP
2024 USD Term Loan B, 8.318%, 3M TSFR + 3.000%, 04/04/29	268,078	266,933
		706,243
Food — 0.1%
Fiesta Purchaser, Inc.
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 02/12/31	47,018	47,113
Froneri International Ltd.
2024 USD Term Loan, 09/17/31 (i)	233,577	232,993
Primary Products Finance LLC
2024 Term Loan B, 8.971%, 3M TSFR + 3.500%, 04/01/29	148,145	148,399
Simply Good Foods USA, Inc.
2023 Term Loan B, 7.455%, 1M TSFR + 2.500%, 03/17/27	15,405	15,511
		444,016
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
Term Loan, 8.270%, 1M TSFR + 3.250%, 05/10/27	248,097	247,441
Medline Borrower LP
2024 Term Loan B, 7.595%, 1M TSFR + 2.750%, 10/23/28	99,749	99,898
2024 USD Add-on Term Loan B, 7.095%, 1M TSFR + 2.250%, 10/23/28	32,832	32,832
		380,171
Healthcare-Services — 0.1%
Phoenix Guarantor, Inc.
2024 Term Loan, 8.095%, 1M TSFR + 3.250%, 02/21/31	99,749	99,612
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.565%, 1M TSFR + 4.250%, 10/01/28	248,082	243,372
		342,984
Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B2, 7.604%, 3M TSFR + 3.000%, 03/05/29	238,800	237,289
Forward Air Corp.
Term Loan B, 12/19/30 (i)	250,000	248,958
		486,247
Security Description	Principal Amount*	Value

Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.701%, 1M TSFR + 3.500%, 07/31/28	455,810	$455,758
Housewares — 0.0%
Solis IV BV
USD Term Loan B1, 8.571%, 3M TSFR + 3.500%, 02/26/29	248,097	246,679
Insurance — 0.2%
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.345%, 1M TSFR + 3.500%, 02/14/31	209,940	209,986
Asurion LLC
2021 Second Lien Term Loan B4, 10.210%, 1M TSFR + 5.250%, 01/20/29	544,707	505,429
2023 Term Loan B11, 9.195%, 1M TSFR + 4.250%, 08/19/28	248,111	244,803
Broadstreet Partners, Inc.
2024 Term Loan B4, 8.095%, 1M TSFR + 3.250%, 06/13/31	239,400	238,712
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.252%, 3M TSFR + 3.000%, 07/31/31	222,490	222,351
		1,421,281
Internet — 0.0%
MH Sub I LLC
2023 Term Loan, 9.095%, 1M TSFR + 4.250%, 05/03/28	248,116	246,811
Investment Companies — 0.0%
AAL Delaware Holdco, Inc.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 07/30/31	51,948	52,224
Leisure Time — 0.0%
GBT U.S. III LLC
Term Loan B, 8.279%, 3M TSFR + 3.000%, 07/25/31	166,482	166,196
Machinery-Diversified — 0.0%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.945%, 1M TSFR + 4.000%, 03/25/31	90,681	90,190
CPM Holdings, Inc.
2023 Term Loan, 9.701%, 1M TSFR + 4.500%, 09/28/28	238,797	227,275
		317,465
Media — 0.1%
Gray Television, Inc.
2021 Term Loan D, 8.315%, 1M TSFR + 3.000%, 12/01/28	291,000	269,129
Univision Communications, Inc.
2021 First Lien Term Loan B, 8.210%, 1M TSFR + 3.250%, 03/16/26	163,909	164,007
		433,136
Metal Fabricate/Hardware — 0.1%
Crosby U.S. Acquisition Corp.
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 08/16/29	99,583	99,902
Tiger Acquisition LLC
2021 Term Loan, 8.195%, 1M TSFR + 3.250%, 06/01/28	323,298	322,086
BHFTI-120

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—(Continued)
Zekelman Industries, Inc.
2024 Term Loan B, 7.170%, 1M TSFR + 2.250%, 01/24/31	238,800	$239,471
		661,459
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.
2021 Term Loan B, 8.960%, 1M TSFR + 4.000%, 03/17/28	235,666	235,960
Pharmaceuticals — 0.1%
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 7.095%, 1M TSFR + 2.250%, 05/05/28	223,749	223,764
Organon & Co.
2024 USD Term Loan B, 7.465%, 1M TSFR + 2.500%, 05/19/31	238,838	238,739
		462,503
Pipelines — 0.0%
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.225%, 1M TSFR + 3.000%, 10/05/28	158,800	159,020
UGI Energy Services LLC
2024 Term Loan B, 7.345%, 1M TSFR + 2.500%, 02/22/30	168,158	168,544
		327,564
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2024 Term Loan, 8.595%, 1M TSFR + 3.750%, 01/31/30	239,400	239,999
Retail — 0.2%
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 10.945%, 1M TSFR + 6.000%, 10/07/26	212,149	144,261
Great Outdoors Group LLC
2021 Term Loan B2, 8.710%, 1M TSFR + 3.750%, 03/06/28	211,160	211,336
Highline Aftermarket Acquisition LLC
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 11/09/27	244,875	247,018
IRB Holding Corp.
2024 Term Loan B, 7.695%, 1M TSFR + 2.750%, 12/15/27	99,750	99,748
Peer Holding III BV
2024 USD Term Loan B5, 7.604%, 3M TSFR + 3.000%, 07/01/31	102,476	102,925
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 8.115%, 3M TSFR + 3.250%, 03/03/28	250,000	238,160
Raising Cane's Restaurants LLC
2024 Term Loan B, 7.014%, 1M TSFR + 2.000%, 09/18/31	176,471	176,765
Whatabrands LLC
2024 Term Loan B, 7.605%, 1M TSFR + 2.750%, 08/03/28	56,446	56,426
White Cap Buyer LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 10/19/29	139,054	138,129
		1,414,768
Software — 0.1%
Adeia, Inc.
Term Loan, 7.961%, 1M TSFR + 3.000%, 06/08/28	229,723	230,154
Security Description	Principal Amount*	Value

Software—(Continued)
AppLovin Corp.
2024 Term Loan (2030), 7.345%, 1M TSFR + 2.500%, 08/16/30	172,124	$172,245
Central Parent, Inc.
2024 Term Loan B, 7.854%, 3M TSFR + 3.250%, 07/06/29	120,000	118,843
ConnectWise LLC
2021 Term Loan B, 09/29/28 (i)	90,676	90,721
Polaris Newco LLC
USD Term Loan B, 9.514%, 3M TSFR + 4.000%, 06/02/28	35,325	34,798
Rocket Software, Inc.
2023 USD Term Loan B, 9.595%, 1M TSFR + 4.750%, 11/28/28	263,279	263,718
		910,479
Telecommunications — 0.0%
CCI Buyer, Inc.
Term Loan, 8.604%, 3M TSFR + 4.000%, 12/17/27	248,072	248,041
Transportation — 0.1%
First Student Bidco, Inc.
Term Loan B, 7.865%, 3M TSFR + 3.000%, 07/21/28	190,237	190,645
Term Loan C, 7.668%, 3M TSFR + 3.000%, 07/21/28	58,185	58,310
Kenan Advantage Group, Inc.
2024 Term Loan B4, 8.095%, 1M TSFR + 3.250%, 01/25/29	260,005	260,004
		508,959
Total Floating Rate Loans (Cost $15,664,442)		15,576,175

Municipals—1.5%
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,893,226
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,630,000	1,527,999
New York State Urban Development Corp.
2.250%, 03/15/26	5,950,000	5,800,828
Texas State University System
2.351%, 03/15/26	1,385,000	1,352,389
Total Municipals (Cost $10,940,672)		10,574,442

Foreign Government—0.2%
Electric — 0.1%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	811,939
Sovereign — 0.1%
Peru Government International Bonds
2.783%, 01/23/31 (a)	600,000	534,600
Total Foreign Government (Cost $1,432,283)		1,346,539
BHFTI-121

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Oil & Gas — 0.0%
Sanchez Energy Corp. (Cost $1,200,000)	1,200,000	$18,000

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (j)	40,457	0
KSouth Africa Ltd. - Class A (d) (e) (j)	8,217,950	0
KSouth Africa Ltd. - Class B (d) (e) (j)	817,800	0
Party City Holdco, Inc. (d) (e) (j)	8	0
Total Common Stocks (Cost $487,729)		0

Short-Term Investments—6.2%
Discount Note—6.0%
Federal Home Loan Bank
Zero Coupon, 10/01/24	43,770,000	43,764,346
Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $1,247,393; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $1,272,268	1,247,263	1,247,263
Total Short-Term Investments (Cost $45,017,263)		45,011,609

Securities Lending Reinvestments (k)—17.9%
Certificates of Deposit—2.4%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (b)	1,000,000	1,000,138
5.330%, SOFR + 0.500%, 11/29/24 (b)	1,000,000	1,000,636
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (b)	1,000,000	1,000,002
5.180%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	1,000,003
Bayerische Landesbank (NY)
5.210%, 10/17/24	2,000,000	2,000,328
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (b)	1,000,000	999,988
5.400%, 12/17/24	1,000,000	1,001,173
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (b)	1,000,000	999,931
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (b)	1,500,000	1,500,192
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,255
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (b)	3,000,000	3,000,000
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (b)	1,000,000	1,000,051
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (b)	1,000,000	1,000,014
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (b)	1,000,000	$1,000,101
		17,502,812
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (b)	2,000,000	1,999,978
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (b)	1,000,000	1,000,052
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (b)	1,000,000	999,997
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (b)	1,500,000	1,500,012
		5,500,039
Repurchase Agreements—13.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $4,800,660; collateralized by various Common Stock with an aggregate market value of $5,345,707	4,800,000	4,800,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $16,002,204; collateralized by various Common Stock with an aggregate market value of $17,819,022	16,000,000	16,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $7,000,968; collateralized by various Common Stock with an aggregate market value of $7,795,822	7,000,000	7,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $21,219,536; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $21,643,926	21,216,671	21,216,671
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $4,019,950; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $4,204,051; collateralized by various Common Stock with an aggregate market value of $4,685,770	4,200,000	4,200,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by various Common Stock with an aggregate market value of $5,560,170	5,000,000	5,000,000
BHFTI-122

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (k)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $900,125; collateralized by various Common Stock with an aggregate market value of $1,003,881	900,000	$900,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $2,009,917; collateralized by various Common Stock with an aggregate market value of $2,222,537	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $2,050,238	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $6,000,822; collateralized by various Common Stock with an aggregate market value of $6,680,732	6,000,000	6,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $21,002,876; collateralized by various Common Stock with an aggregate market value of $23,103,166	21,000,000	21,000,000
		96,116,671
Time Deposit—0.5%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	4,000,000	4,000,000

Mutual Funds—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (l)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.870% (l)	1,100,000	1,100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (l)	5,000,000	5,000,000
		7,100,000
Total Securities Lending Reinvestments (Cost $130,217,222)		130,219,522
Total Investments—118.7% (Cost $866,551,876)		862,673,952
Other assets and liabilities (net)—(18.7)%		(135,637,448)
Net Assets—100.0%		$727,036,504

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $155,890,484 and the collateral received consisted of cash in the amount of $130,217,232 and non-cash collateral with a value of $30,695,365. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $915,586.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after September 30, 2024, at which time the interest rate will be determined.
(j)	Non-income producing security.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(l)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$198,698,762, which is 27.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	$313,720	$313,720	$0
KSouth Africa Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	712,186	1,372,248	0
				$0
BHFTI-123

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/24	732	USD	152,433,282	$313,602

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/24	(110)	USD	(12,570,938)	(30,156)
U.S. Treasury Note 5 Year Futures	12/31/24	(190)	USD	(20,877,734)	(37,038)
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(32)	USD	(3,785,500)	(4,687)
Net Unrealized Appreciation					$241,721
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	2.889%	USD	2,047,015	$157,777	$(1,376)	$159,153
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	2.889%	USD	2,110,985	162,708	9,222	153,486
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	3.057%	USD	2,200,000	171,000	105,295	65,705
Totals							$491,485	$113,141	$378,344
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	1.115%	USD	685,000	$(2,029)	$(67,066)	$65,037
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V1 (15-25% Tranche)	5.000%	Quarterly	12/20/24	CBNA	0.647%	USD	5,700,000	$62,209	$(23,137)	$85,346
CDX.NA.HY.39.V1 (15-25% Tranche)	5.000%	Quarterly	12/20/27	JPMC	2.286%	USD	1,900,000	155,647	74,265	81,382
CDX.NA.IG.41.V1 (3-7% Tranche)	1.000%	Quarterly	12/20/28	CBNA	0.416%	USD	5,000,000	114,269	(140,958)	255,227
Totals								$332,125	$(89,830)	$421,955

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $189,078 have been received at the custodian bank as collateral for OTC swap contracts.
BHFTI-124

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$10,005,413	$—	$10,005,413
Agriculture	—	4,020,073	—	4,020,073
Airlines	—	2,869,034	—	2,869,034
Apparel	—	2,499,266	—	2,499,266
Auto Manufacturers	—	11,076,451	—	11,076,451
Banks	—	91,017,143	—	91,017,143
Beverages	—	3,038,604	—	3,038,604
Biotechnology	—	5,762,624	—	5,762,624
Building Materials	—	2,791,693	—	2,791,693
Chemicals	—	1,188,107	—	1,188,107
Commercial Services	—	906,882	—	906,882
Computers	—	4,102,606	—	4,102,606
Cosmetics/Personal Care	—	6,681,106	—	6,681,106
Diversified Financial Services	—	7,942,442	—	7,942,442
Electric	—	32,441,685	—	32,441,685
Electrical Components & Equipment	—	1,136,420	—	1,136,420
Electronics	—	2,434,159	—	2,434,159
Entertainment	—	3,215,489	—	3,215,489
Environmental Control	—	498,158	—	498,158
Food	—	5,632,686	—	5,632,686
Healthcare-Products	—	4,781,643	—	4,781,643
Healthcare-Services	—	12,528,627	—	12,528,627
Home Builders	—	1,492,153	—	1,492,153
Insurance	—	35,304,197	—	35,304,197
Internet	—	5,549,807	—	5,549,807
Lodging	—	2,301,347	—	2,301,347
Machinery-Diversified	—	205,412	—	205,412
Media	—	10,161,023	—	10,161,023
Miscellaneous Manufacturing	—	407,046	—	407,046
Multi-National	—	1,270,750	—	1,270,750
Oil & Gas	—	15,735,892	—	15,735,892
Oil & Gas Services	—	2,564,088	—	2,564,088
Packaging & Containers	—	819,935	—	819,935
Pharmaceuticals	—	11,839,348	—	11,839,348
Pipelines	—	9,790,350	—	9,790,350
Real Estate Investment Trusts	—	6,256,974	—	6,256,974
Retail	—	1,494,825	0	1,494,825
Semiconductors	—	3,265,937	—	3,265,937
Software	—	951,466	—	951,466
Telecommunications	—	13,014,354	—	13,014,354
Trucking & Leasing	—	1,549,033	—	1,549,033
Total Corporate Bonds & Notes	—	340,544,248	0	340,544,248
Total U.S. Treasury & Government Agencies*	—	154,052,824	—	154,052,824
Total Asset-Backed Securities*	—	124,815,580	—	124,815,580
Total Mortgage-Backed Securities*	—	40,515,013	—	40,515,013
Total Floating Rate Loans*	—	15,576,175	—	15,576,175
Total Municipals*	—	10,574,442	—	10,574,442
Total Foreign Government*	—	1,346,539	—	1,346,539
Total Escrow Shares*	—	18,000	—	18,000
Total Common Stocks*	—	—	0	0
Total Short-Term Investments*	—	45,011,609	—	45,011,609
Securities Lending Reinvestments
Certificates of Deposit	—	17,502,812	—	17,502,812
Commercial Paper	—	5,500,039	—	5,500,039
Repurchase Agreements	—	96,116,671	—	96,116,671
Time Deposit	—	4,000,000	—	4,000,000
BHFTI-125

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,100,000	$—	$—	$7,100,000
Total Securities Lending Reinvestments	7,100,000	123,119,522	—	130,219,522
Total Investments	$7,100,000	$855,573,952	$0	$862,673,952
Collateral for Securities Loaned (Liability)	$—	$(130,217,232)	$—	$(130,217,232)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$313,602	$—	$—	$313,602
Futures Contracts (Unrealized Depreciation)	(71,881)	—	—	(71,881)
Total Futures Contracts	$241,721	$—	$—	$241,721
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$378,344	$—	$378,344
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$332,125	$—	$332,125
OTC Swap Contracts at Value (Liabilities)	—	(2,029)	—	(2,029)
Total OTC Swap Contracts	$—	$330,096	$—	$330,096

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-126

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—84.3% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.4%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,432,043
2.000%, 03/08/33 (AUD)	27,228,000	15,428,971
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	8,357,411
2.000%, 08/22/33 (AUD)	17,830,000	9,956,705
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	11,275,237
2.250%, 11/20/34 (AUD)	10,817,000	5,914,017
		54,364,384
Brazil — 10.0%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	91,060,000	16,007,341
10.000%, 01/01/29 (BRL)	58,235,000	9,917,293
10.000%, 01/01/31 (BRL)	132,631,000	21,931,344
10.000%, 01/01/33 (BRL)	27,345,000	4,456,403
		52,312,381
Colombia — 6.6%
Colombia TES
6.000%, 04/28/28 (COP)	6,119,000,000	1,323,850
6.250%, 07/09/36 (COP)	4,082,000,000	708,873
7.000%, 03/26/31 (COP)	9,039,100,000	1,893,827
7.000%, 06/30/32 (COP)	19,600,000,000	3,978,456
7.250%, 10/18/34 (COP)	11,954,000,000	2,346,741
7.500%, 08/26/26 (COP)	8,103,100,000	1,902,512
7.750%, 09/18/30 (COP)	54,694,100,000	12,084,609
9.250%, 05/28/42 (COP)	18,685,000,000	3,904,371
13.250%, 02/09/33 (COP)	22,995,000,000	6,475,157
		34,618,396
Egypt — 4.9%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	420,000	338,562
8.750%, 09/30/51 (144A)	280,000	228,858
8.875%, 05/29/50 (144A)	670,000	553,437
Egypt Treasury Bills
23.644%, 05/27/25 (EGP) (a)	1,389,300,000	24,392,895
		25,513,752
Ghana — 0.4%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	7,190,567	317,130
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	7,206,490	280,856
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	6,884,957	241,467
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	6,900,182	220,057
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,674,344	197,768
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	6,689,082	187,551
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	6,703,840	178,140
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,941,484	49,963
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,945,761	48,965
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,950,044	48,370
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	1,954,335	48,089
Security Description	Principal Amount*	Value
Ghana — (continued)
Republic of Ghana Government Bonds
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,958,631	$48,047
		1,866,403
Hungary — 0.1%
Hungary Government International Bonds
1.500%, 11/17/50 (EUR)	550,000	345,985
India — 5.0%
India Government Bonds
6.790%, 05/15/27 (INR)	866,610,000	10,365,940
7.100%, 04/18/29 (INR)	131,600,000	1,590,945
7.180%, 08/14/33 (INR)	480,000,000	5,863,603
7.260%, 08/22/32 (INR)	658,300,000	8,100,526
		25,921,014
Indonesia — 4.6%
Indonesia Treasury Bonds
6.375%, 04/15/32 (IDR)	26,515,000,000	1,742,354
6.500%, 02/15/31 (IDR)	9,445,000,000	627,912
7.000%, 09/15/30 (IDR)	27,366,000,000	1,866,672
7.000%, 02/15/33 (IDR)	294,014,000,000	20,084,613
		24,321,551
Israel — 1.6%
Israel Government International Bonds
0.625%, 01/18/32 (EUR)	552,000	486,283
1.500%, 01/16/29 (EUR)	7,781,000	7,838,581
		8,324,864
Malaysia — 8.6%
Malaysia Government Bonds
3.502%, 05/31/27 (MYR)	22,280,000	5,423,763
3.582%, 07/15/32 (MYR)	18,020,000	4,327,299
3.733%, 06/15/28 (MYR)	7,220,000	1,767,113
3.882%, 03/14/25 (MYR)	28,585,000	6,954,101
3.885%, 08/15/29 (MYR)	1,440,000	355,025
3.899%, 11/16/27 (MYR)	81,570,000	20,075,355
3.900%, 11/30/26 (MYR)	10,200,000	2,506,655
3.955%, 09/15/25 (MYR)	3,200,000	781,529
4.498%, 04/15/30 (MYR)	10,830,000	2,745,193
		44,936,033
Mexico — 4.4%
Mexico Bonos
7.500%, 05/26/33 (MXN)	266,740,000	12,103,818
7.750%, 05/29/31 (MXN)	62,930,000	2,965,956
7.750%, 11/23/34 (MXN)	55,470,000	2,521,250
7.750%, 11/13/42 (MXN)	70,400,000	2,977,931
8.500%, 11/18/38 (MXN)	32,710,000	1,528,482
10.000%, 11/20/36 (MXN)	17,840,000	946,390
		23,043,827
BHFTI-127

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Norway — 4.4%
Norway Government Bonds
1.500%, 02/19/26 (NOK) (144A)	211,621,000	$19,485,748
1.750%, 03/13/25 (NOK) (144A)	7,598,000	711,601
1.750%, 02/17/27 (NOK) (144A)	31,963,000	2,918,160
		23,115,509
Panama — 4.6%
Panama Government International Bonds
2.252%, 09/29/32	340,000	262,633
3.298%, 01/19/33	290,000	241,719
6.400%, 02/14/35	10,330,000	10,540,041
6.700%, 01/26/36	310,000	322,665
6.875%, 01/31/36 (c)	1,970,000	2,064,742
8.000%, 03/01/38	9,500,000	10,728,335
		24,160,135
Romania — 3.2%
Romania Government International Bonds
6.000%, 05/25/34 (144A)	2,940,000	2,981,719
6.375%, 01/30/34 (144A)	9,140,000	9,488,910
7.125%, 01/17/33 (144A)	4,040,000	4,417,578
		16,888,207
South Africa — 4.2%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	163,190,000	8,195,817
8.875%, 02/28/35 (ZAR)	109,830,000	5,883,309
9.000%, 01/31/40 (ZAR)	157,840,000	7,991,002
		22,070,128
South Korea — 8.4%
Korea Treasury Bonds
2.375%, 03/10/27 (KRW)	6,468,000,000	4,896,424
3.125%, 09/10/27 (KRW)	50,373,000,000	38,849,511
		43,745,935
Uruguay — 2.9%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (d)	598,722,147	14,919,557
Total Foreign Government (Cost $455,006,751)		440,468,061

Corporate Bonds & Notes—3.9%
Supranational — 3.9%
International Bank for Reconstruction & Development
6.890% ,02/06/30 (INR)	900,000,000	10,790,495
Security Description	Principal Amount*	Value

Supranational — (continued)
International Bank for Reconstruction & Development
7.070% ,06/26/29 (MXN)	199,300,000	$9,612,309
		20,402,804
Total Corporate Bonds & Notes (Cost $21,191,011)		20,402,804

Short-Term Investments—5.8%
Discount Note — 5.8%
Federal Home Loan Bank
Zero Coupon, 10/01/24 (a)	30,175,000	30,171,103
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $301,609; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $307,738	301,577	301,577
Total Short-Term Investments (Cost $30,476,577)		30,472,680
Total Purchased Options—0.5%(e) (Cost $3,704,486)		2,641,624
Total Investments—94.5% (Cost $510,378,825)		493,985,169
Other assets and liabilities (net)—5.5%		28,970,066
Net Assets—100.0%		$522,955,235

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $2,063,694 and the collateral received consisted of non-cash collateral with a value of $2,128,988. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(d)	Principal amount of security is adjusted for inflation.
(e)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$49,481,984, which is 9.5% of net assets.

BHFTI-128

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,390,000	CBNA	11/07/24	USD	2,923,916	$112,748
AUD	4,390,000	DBAG	11/07/24	USD	2,921,106	115,557
AUD	8,821,000	DBAG	11/22/24	USD	5,912,975	189,360
AUD	8,269,000	JPMC	11/22/24	USD	5,545,109	175,354
CLP	2,435,700,000	HSBC	11/04/24	USD	2,542,829	164,933
CLP	1,979,400,000	HSBC	11/13/24	USD	2,120,521	79,848
CLP	2,238,400,000	JPMC	11/13/24	USD	2,398,783	89,500
CLP	2,940,500,000	JPMC	12/16/24	USD	3,143,642	124,265
EUR	11,138,000	BBP	02/06/25	USD	12,244,003	216,541
INR	102,619,900	HSBC	10/03/24	USD	1,226,997	(2,434)
INR	126,100,000	HSBC	12/18/24	USD	1,500,297	(1,141)
INR	102,619,900	HSBC	12/23/24	USD	1,221,171	(1,489)
INR	314,834,500	JPMC	10/15/24	USD	3,760,116	(5,191)
INR	113,234,200	JPMC	12/18/24	USD	1,347,385	(1,185)
JPY	2,667,975,460	BOA	01/17/25	USD	17,264,594	1,559,498
JPY	3,358,310,940	BNP	01/17/25	USD	21,735,304	1,959,500
JPY	2,505,000,000	GSBU	01/17/25	USD	16,293,743	1,380,465
JPY	787,664,730	JPMC	11/21/24	USD	5,200,120	316,895
JPY	3,349,990,000	MSCS	10/29/24	USD	23,530,829	(136,714)
JPY	843,890,000	MSCS	10/29/24	USD	5,882,570	10,599
JPY	785,700,000	MSCS	11/21/24	USD	5,093,811	409,442
JPY	2,053,780,000	MSCS	01/29/25	USD	14,561,685	(52,325)
KRW	3,637,500,000	DBAG	12/18/24	USD	2,727,784	65,910
KRW	9,431,700,000	HSBC	12/18/24	USD	7,057,490	186,300
MXN	2,467,980	BNP	11/26/24	USD	125,314	(1,021)
MXN	8,410,680	BNP	11/26/24	USD	422,935	648
MXN	886,077	BNP	03/10/25	USD	42,869	1,052
MXN	3,067,300	BNP	03/10/25	USD	148,389	3,649
MXN	9,861,635	HSBC	11/22/24	USD	503,281	(6,312)
MXN	2,001,221	HSBC	11/22/24	USD	103,802	(2,952)
MXN	61,664	HSBC	11/22/24	USD	3,146	(38)
MXN	10,859,719	HSBC	11/26/24	USD	550,464	(3,541)
MXN	306,800,000	JPMC	11/26/24	USD	15,462,174	(10,959)
NZD	3,112,000	BOA	12/18/24	USD	1,915,981	61,318
NZD	2,650,000	CBNA	12/18/24	USD	1,631,578	52,175
NZD	20,030,000	JPMC	12/18/24	USD	12,328,365	398,270
RSD	208,054,000	DBAG	10/15/24	USD	1,949,458	29,861
RSD	214,921,354	DBAG	10/21/24	USD	2,021,049	23,738
RSD	214,054,817	DBAG	10/21/24	USD	2,011,387	25,155
RSD	188,900,280	DBAG	10/29/24	USD	1,803,774	(6,397)
RSD	402,347,302	DBAG	12/18/24	USD	3,822,915	8,874

Contracts to Deliver
AUD	2,907,000	CBNA	11/07/24	USD	1,972,304	(38,535)
INR	102,619,900	HSBC	10/03/24	USD	1,225,312	749
JPY	298,300,000	JPMC	11/21/24	USD	2,106,246	16,873
JPY	2,343,780,000	MSCS	10/29/24	USD	16,327,330	(40,080)
JPY	821,500,000	MSCS	10/29/24	USD	5,868,612	131,799
JPY	785,700,000	MSCS	11/21/24	USD	5,547,932	44,679
JPY	469,660,000	MSCS	01/29/25	USD	3,279,554	(38,458)
JPY	115,380,000	MSCS	01/29/25	USD	813,079	(2,047)
Net Unrealized Appreciation						$7,604,736
BHFTI-129

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	149.500	02/05/25	MSCS	34,998,000	USD	34,998,000	$364,190	$237,077	$(127,113)
USD Call / JPY Put	JPY	159.000	10/25/24	MSCS	23,255,000	USD	23,255,000	108,345	116	(108,229)
USD Call / JPY Put	JPY	159.000	10/25/24	MSCS	23,332,000	USD	23,332,000	840	117	(723)
USD Put / JPY Call	JPY	135.700	12/16/24	MSCS	23,332,000	USD	23,332,000	349,140	162,414	(186,726)
USD Put / JPY Call	JPY	136.200	02/05/25	MSCS	58,137,500	USD	58,137,500	1,201,644	736,602	(465,042)
USD Put / JPY Call	JPY	136.200	02/05/25	MSCS	58,137,500	USD	58,137,500	911,538	736,602	(174,936)
USD Put / JPY Call	JPY	140.600	12/16/24	MSCS	46,664,000	USD	46,664,000	768,789	768,696	(93)
Totals								$3,704,486	$2,641,624	$(1,062,862)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	142.800	02/05/25	MSCS	(23,255,000)	USD	(23,255,000)	$(540,493)	$(486,774)	$53,719
USD Call / JPY Put	JPY	145.000	02/05/25	MSCS	(11,666,000)	USD	(11,666,000)	(190,529)	(173,473)	17,056
USD Call / JPY Put	JPY	146.000	10/25/24	MSCS	(23,332,000)	USD	(23,332,000)	(166,241)	(116,847)	49,394
USD Call / JPY Put	JPY	146.000	01/27/25	MSCS	(23,332,000)	USD	(23,332,000)	(296,760)	(284,604)	12,156
USD Put / JPY Call	JPY	129.200	12/16/24	MSCS	(46,664,000)	USD	(46,664,000)	(255,719)	(91,182)	164,537
USD Put / JPY Call	JPY	130.390	02/05/25	MSCS	(58,137,500)	USD	(58,137,500)	(593,409)	(302,024)	291,385
USD Put / JPY Call	JPY	130.390	02/05/25	MSCS	(58,137,500)	USD	(58,137,500)	(459,286)	(302,024)	157,262
USD Put / JPY Call	JPY	137.100	12/16/24	MSCS	(23,332,000)	USD	(23,332,000)	(211,248)	(210,011)	1,237
Totals								$(2,713,685)	$(1,966,939)	$746,746
Securities in the amount of $5,614,822 and cash in the amount of $2,220,000 has been received at the custodian bank as collateral for forward foreign currency exchange contracts and OTC option contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$440,468,061	$—	$440,468,061
Total Corporate Bonds & Notes*	—	20,402,804	—	20,402,804
Total Short-Term Investments*	—	30,472,680	—	30,472,680
Total Purchased Options At Value	—	2,641,624	—	2,641,624
Total Investments	$—	$493,985,169	$—	$493,985,169
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	7,955,555	—	7,955,555
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(350,819)	—	(350,819)
Total Forward Contracts	$—	$7,604,736	$—	$7,604,736
Total Written Options at Value	$—	$(1,966,939)	$—	$(1,966,939)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
Boeing Co. (a)	22,939	$3,487,645
General Dynamics Corp.	58,350	17,633,370
RTX Corp.	62,935	7,625,205
		28,746,220
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	72,092	7,956,794
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a) (b)	224,130	1,983,550
Banks — 1.7%
Citizens Financial Group, Inc. (b)	116,046	4,766,009
Wells Fargo & Co.	663,128	37,460,101
		42,226,110
Beverages — 0.8%
Constellation Brands, Inc. - Class A	43,140	11,116,747
Keurig Dr. Pepper, Inc.	243,461	9,124,918
		20,241,665
Biotechnology — 2.1%
AbbVie, Inc.	58,607	11,573,710
Alnylam Pharmaceuticals, Inc. (a) (b)	5,478	1,506,614
Amgen, Inc.	6,344	2,044,100
Apellis Pharmaceuticals, Inc. (a) (b)	18,921	545,682
Ascendis Pharma AS (ADR) (a)	6,730	1,004,856
Avidity Biosciences, Inc. (a) (b)	29,919	1,374,180
Biogen, Inc. (a)	11,021	2,136,311
Blueprint Medicines Corp. (a) (b)	6,730	622,525
Celldex Therapeutics, Inc. (a) (b)	30,124	1,023,915
Crinetics Pharmaceuticals, Inc. (a)	15,253	779,428
Cytokinetics, Inc. (a) (b)	94,428	4,985,798
Gilead Sciences, Inc.	22,141	1,856,301
Merus NV (a)	17,020	850,319
Nuvalent, Inc. - Class A (a) (b)	5,406	553,034
Regeneron Pharmaceuticals, Inc. (a)	5,819	6,117,166
REVOLUTION Medicines, Inc. (a) (b)	30,726	1,393,424
Rocket Pharmaceuticals, Inc. (a) (b)	24,901	459,922
Sarepta Therapeutics, Inc. (a)	5,294	661,168
Ultragenyx Pharmaceutical, Inc. (a) (b)	16,906	939,128
United Therapeutics Corp. (a)	2,663	954,286
Vaxcyte, Inc. (a) (b)	10,907	1,246,343
Vertex Pharmaceuticals, Inc. (a)	20,096	9,346,248
		51,974,458
Broadline Retail — 4.9%
Amazon.com, Inc. (a)	642,433	119,704,541
Building Products — 0.9%
AZEK Co., Inc. (a)	184,067	8,614,336
Builders FirstSource, Inc. (a) (b)	35,362	6,855,277
Hayward Holdings, Inc. (a) (b)	24,849	381,184
Johnson Controls International PLC	49,603	3,849,689
Trane Technologies PLC	3,728	1,449,185
		21,149,671
Security Description	Shares	Value
Capital Markets — 4.1%
ARES Management Corp. - Class A	168,363	$26,237,690
Bank of New York Mellon Corp.	157,703	11,332,538
KKR & Co., Inc. (b)	193,777	25,303,401
Nasdaq, Inc.	229,352	16,744,989
S&P Global, Inc.	42,866	22,145,433
		101,764,051
Chemicals — 2.2%
Arcadium Lithium PLC (a) (b)	235,941	672,432
Cabot Corp. (b)	62,471	6,982,384
Celanese Corp. (b)	53,280	7,243,949
FMC Corp. (b)	98,088	6,467,923
Ingevity Corp. (a) (b)	50,271	1,960,569
Linde PLC	46,499	22,173,513
PPG Industries, Inc.	75,012	9,936,089
		55,436,859
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc. (a)	49,632	11,996,551
Waste Connections, Inc.	38,649	6,911,214
		18,907,765
Consumer Finance — 1.1%
American Express Co.	95,830	25,989,096
Consumer Staples Distribution & Retail — 0.5%
U.S. Foods Holding Corp. (a)	191,643	11,786,044
Distributors — 0.5%
Pool Corp. (b)	30,266	11,404,229
Electric Utilities — 1.2%
NextEra Energy, Inc.	118,882	10,049,095
PG&E Corp.	991,887	19,609,606
		29,658,701
Electrical Equipment — 0.7%
Emerson Electric Co. (b)	51,470	5,629,274
Vertiv Holdings Co. - Class A (b)	105,069	10,453,315
		16,082,589
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd. (a)	347,575	11,619,432
Entertainment — 1.1%
Netflix, Inc. (a)	28,421	20,158,163
Spotify Technology SA (a)	15,989	5,892,426
		26,050,589
Financial Services — 4.3%
Berkshire Hathaway, Inc. - Class B (a) (b)	78,325	36,049,864
Block, Inc. (a)	223,198	14,983,282
Corpay, Inc. (a)	23,960	7,493,729
Equitable Holdings, Inc.	155,987	6,556,134
PayPal Holdings, Inc. (a)	166,831	13,017,823
Visa, Inc. - Class A (b)	49,212	13,530,839
BHFTI-131

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
WEX, Inc. (a) (b)	71,890	$15,077,490
		106,709,161
Food Products — 0.3%
Freshpet, Inc. (a) (b)	58,053	7,939,909
Gas Utilities — 0.5%
Atmos Energy Corp. (b)	88,793	12,316,477
Ground Transportation — 1.9%
JB Hunt Transport Services, Inc.	15,164	2,613,212
Knight-Swift Transportation Holdings, Inc.	130,128	7,020,406
Ryder System, Inc.	55,636	8,111,729
Uber Technologies, Inc. (a)	389,152	29,248,664
		46,994,011
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc. (a)	5,977	1,520,071
Boston Scientific Corp. (a)	252,946	21,196,875
Dexcom, Inc. (a)	7,604	509,772
Edwards Lifesciences Corp. (a)	200,088	13,203,807
Intuitive Surgical, Inc. (a)	34,323	16,861,860
		53,292,385
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. (a) (b)	68,984	4,374,275
agilon health, Inc. (a) (b)	713,007	2,802,117
Cencora, Inc. (b)	48,459	10,907,152
Centene Corp. (a)	70,459	5,304,154
Elevance Health, Inc.	18,882	9,818,640
HCA Healthcare, Inc.	25,270	10,270,486
Humana, Inc.	10,713	3,393,236
Molina Healthcare, Inc. (a) (b)	14,774	5,090,529
UnitedHealth Group, Inc.	49,941	29,199,504
		81,160,093
Health Care REITs — 0.6%
Welltower, Inc. (b)	113,228	14,496,581
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc. (b)	75,868	8,136,084
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc. (a)	268,372	15,463,595
Domino's Pizza, Inc. (b)	28,839	12,404,807
Hyatt Hotels Corp. - Class A (b)	63,862	9,719,796
Royal Caribbean Cruises Ltd. (b)	50,833	9,015,741
Starbucks Corp.	164,954	16,081,366
		62,685,305
Household Durables — 0.6%
Champion Homes, Inc. (a)	101,218	9,600,527
Lennar Corp. - Class A	32,134	6,024,483
		15,625,010
Security Description	Shares	Value
Household Products — 0.9%
Procter & Gamble Co.	132,064	$22,873,485
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp. (b)	94,928	11,252,765
Insurance — 3.4%
American International Group, Inc.	222,745	16,311,616
Arch Capital Group Ltd. (a)	122,372	13,690,979
Assured Guaranty Ltd.	70,274	5,588,189
Everest Group Ltd.	40,771	15,975,301
Hamilton Insurance Group Ltd. - Class B (a)	150,233	2,905,506
Progressive Corp.	65,838	16,707,051
SiriusPoint Ltd. (a)	195,722	2,806,654
Trupanion, Inc. (a) (b)	206,245	8,658,165
		82,643,461
Interactive Media & Services — 5.1%
Alphabet, Inc. - Class A	651,326	108,022,417
Meta Platforms, Inc. - Class A	31,309	17,922,524
		125,944,941
IT Services — 0.5%
MongoDB, Inc. (a) (b)	49,573	13,402,061
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	59,470	8,830,106
Danaher Corp.	68,303	18,989,600
ICON PLC (a)	18,950	5,444,524
Thermo Fisher Scientific, Inc.	7,508	4,644,224
		37,908,454
Machinery — 0.9%
Deere & Co.	10,763	4,491,723
Flowserve Corp.	33,103	1,711,094
Fortive Corp.	32,724	2,582,905
Helios Technologies, Inc. (b)	39,444	1,881,479
IDEX Corp.	20,458	4,388,241
Middleby Corp. (a) (b)	55,330	7,698,063
		22,753,505
Media — 0.7%
New York Times Co. - Class A	115,724	6,442,355
Omnicom Group, Inc. (b)	109,439	11,314,898
		17,757,253
Metals & Mining — 0.1%
Nucor Corp. (b)	19,999	3,006,650
Multi-Utilities — 0.8%
Sempra	240,168	20,085,250
Oil, Gas & Consumable Fuels — 4.1%
EQT Corp. (b)	118,011	4,323,923
Exxon Mobil Corp.	412,562	48,360,518
Marathon Petroleum Corp.	73,872	12,034,487
Shell PLC (ADR) (b)	358,362	23,633,974
BHFTI-132

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Targa Resources Corp. (b)	78,094	$11,558,693
		99,911,595
Passenger Airlines — 0.5%
Delta Air Lines, Inc. (b)	243,440	12,364,318
Personal Care Products — 1.8%
BellRing Brands, Inc. (a)	97,868	5,942,545
elf Beauty, Inc. (a) (b)	30,570	3,333,047
Haleon PLC (ADR) (b)	1,402,156	14,834,810
Kenvue, Inc. (b)	209,261	4,840,207
Unilever PLC (ADR) (b)	251,836	16,359,267
		45,309,876
Pharmaceuticals — 4.3%
AstraZeneca PLC (ADR) (b)	164,228	12,795,003
Eli Lilly & Co.	52,210	46,254,927
GSK PLC (ADR) (b)	166,357	6,800,674
Longboard Pharmaceuticals, Inc. (a) (b)	59,800	1,993,134
Merck & Co., Inc.	233,260	26,489,006
Novartis AG (ADR) (b)	18,588	2,137,992
Novo Nordisk AS (ADR)	48,680	5,796,328
Structure Therapeutics, Inc. (ADR) (a) (b)	74,809	3,283,367
Verona Pharma PLC (ADR) (a) (b)	37,744	1,085,895
		106,636,326
Professional Services — 0.8%
Dayforce, Inc. (a) (b)	188,022	11,516,348
Science Applications International Corp.	59,679	8,311,494
		19,827,842
Real Estate Management & Development — 0.1%
CoStar Group, Inc. (a) (b)	18,707	1,411,256
Residential REITs — 0.4%
Camden Property Trust (b)	79,855	9,864,488
Semiconductors & Semiconductor Equipment — 10.7%
Advanced Micro Devices, Inc. (a)	96,124	15,772,026
Broadcom, Inc.	335,709	57,909,802
First Solar, Inc. (a)	16,894	4,214,039
KLA Corp.	13,782	10,672,919
NVIDIA Corp.	1,360,215	165,184,510
NXP Semiconductors NV	44,050	10,572,440
		264,325,736
Software — 10.3%
Adobe, Inc. (a)	58,155	30,111,496
Atlassian Corp. - Class A (a)	46,878	7,444,695
HubSpot, Inc. (a)	16,493	8,767,679
Microsoft Corp.	370,925	159,609,027
ServiceNow, Inc. (a)	28,261	25,276,356
Synopsys, Inc. (a)	45,906	23,246,339
		254,455,592
Security Description	Shares/ Principal Amount*	Value
Specialized REITs — 0.5%
Equinix, Inc.	12,670	$11,246,272
Specialty Retail — 1.8%
Abercrombie & Fitch Co. - Class A (a)	43,173	6,039,903
Home Depot, Inc.	38,400	15,559,680
TJX Cos., Inc.	198,827	23,370,125
		44,969,708
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	723,673	168,615,809
Trading Companies & Distributors — 0.2%
AerCap Holdings NV	39,944	3,783,496
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	136,579	28,184,442
Total Common Stocks (Cost $1,924,762,163)		2,440,571,961

Short-Term Investments—0.7%
Repurchase Agreement—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $17,796,102; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $18,150,190	17,794,249	17,794,249
Total Short-Term Investments (Cost $17,794,249)		17,794,249

Securities Lending Reinvestments (c)—7.1%
Certificates of Deposit—1.5%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (d)	2,000,000	2,000,276
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (d)	3,000,000	3,000,005
5.180%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	1,000,003
Bank of Nova Scotia
5.180%, SOFR + 0.340%, 05/02/25 (d)	2,000,000	1,999,252
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (d)	2,000,000	1,999,976
5.400%, 12/17/24	1,000,000	1,001,173
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,500,000	1,501,792
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (d)	3,000,000	3,000,384
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	2,000,000	2,000,510
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (d)	3,000,000	3,000,312
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (d)	2,000,000	2,000,102
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (d)	2,000,000	2,000,074
BHFTI-133

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (d)	1,000,000	$1,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (d)	1,000,000	1,000,368
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (d)	3,000,000	3,000,690
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (d)	2,000,000	1,999,988
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (d)	3,000,000	3,000,303
		35,498,678
Commercial Paper—0.3%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (d)	3,000,000	2,999,967
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (d)	3,000,000	3,000,156
		7,999,029
Repurchase Agreements—5.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $7,301,004; collateralized by various Common Stock with an aggregate market value of $8,129,928	7,300,000	7,300,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $20,002,756; collateralized by various Common Stock with an aggregate market value of $22,273,777	20,000,000	20,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $21,351,349; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $21,778,376	21,348,467	21,348,467
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $10,276,472; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $10,539,230	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $962,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $981,355	962,113	962,113
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $15,002,079; collateralized by various Common Stock with an aggregate market value of $16,680,509	15,000,000	$15,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $10,490,684	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $800,111; collateralized by various Common Stock with an aggregate market value of $892,339	800,000	800,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $10,001,353; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $10,203,903	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $4,019,833; collateralized by various Common Stock with an aggregate market value of $4,445,074	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,000,274; collateralized by various Common Stock with an aggregate market value of $2,226,911	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $11,501,575; collateralized by various Common Stock with an aggregate market value of $12,651,733	11,500,000	11,500,000
		122,910,580
Time Deposit—0.2%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	4,000,000	4,000,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	1,000,000	1,000,000
BHFTI-134

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.810% (e)	1,000,000	$1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $173,403,203)		173,408,287
Total Investments—106.8% (Cost $2,115,959,615)		2,631,774,497
Other assets and liabilities (net)—(6.8)%		(167,117,409)
Net Assets—100.0%		$2,464,657,088

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $225,205,652 and the collateral received consisted of cash in the amount of $173,369,830 and non-cash collateral with a value of $56,867,120. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,440,571,961	$—	$—	$2,440,571,961
Total Short-Term Investments*	—	17,794,249	—	17,794,249
Securities Lending Reinvestments
Certificates of Deposit	—	35,498,678	—	35,498,678
Commercial Paper	—	7,999,029	—	7,999,029
Repurchase Agreements	—	122,910,580	—	122,910,580
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	170,408,287	—	173,408,287
Total Investments	$2,443,571,961	$188,202,536	$—	$2,631,774,497
Collateral for Securities Loaned (Liability)	$—	$(173,369,830)	$—	$(173,369,830)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-135

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Australia — 5.2%
Goodman Group (REIT)	897,602	$23,047,885
HMC Capital Ltd. (REIT)	1,045,947	5,924,194
Scentre Group (REIT)	6,486,534	16,421,856
Stockland (REIT)	1,499,755	5,449,597
		50,843,532
Belgium — 0.6%
Montea NV (REIT)	35,382	2,941,975
Shurgard Self Storage Ltd. (REIT)	59,555	2,792,262
		5,734,237
Canada — 3.3%
Boardwalk Real Estate Investment Trust (REIT)	97,324	6,164,201
Chartwell Retirement Residences (a)	503,295	5,797,875
First Capital Real Estate Investment Trust (REIT) (a)	284,580	3,945,340
Granite Real Estate Investment Trust (REIT) (a)	56,841	3,430,759
H&R Real Estate Investment Trust (REIT) (a)	661,575	5,596,080
InterRent Real Estate Investment Trust (REIT)	262,744	2,467,262
Primaris Real Estate Investment Trust (REIT)	211,781	2,560,257
RioCan Real Estate Investment Trust (REIT) (a)	171,383	2,582,562
		32,544,336
France — 3.5%
Carmila SA (REIT)	120,935	2,404,819
Klepierre SA (REIT)	350,569	11,495,339
Mercialys SA (REIT)	284,518	3,840,492
Unibail-Rodamco-Westfield (REIT) (b)	187,255	16,395,154
		34,135,804
Germany — 1.1%
Grand City Properties SA (b)	227,393	3,198,516
TAG Immobilien AG (b)	411,173	7,605,715
		10,804,231
Hong Kong — 3.6%
Kerry Properties Ltd.	1,397,007	2,975,228
Link REIT (REIT)	858,940	4,293,267
Sun Hung Kai Properties Ltd.	1,088,542	11,821,192
Swire Properties Ltd.	2,176,951	4,473,207
Wharf Real Estate Investment Co. Ltd. (a)	3,229,256	11,425,151
		34,988,045
Japan — 7.6%
Activia Properties, Inc. (REIT)	1,118	2,545,137
AEON REIT Investment Corp. (REIT)	3,513	3,211,426
Daiwa House REIT Investment Corp. (REIT)	4,505	7,385,827
Hulic Reit, Inc. (REIT)	3,414	3,303,613
Japan Hotel REIT Investment Corp. (REIT)	11,820	5,889,037
Japan Metropolitan Fund Invest (REIT)	14,632	9,844,603
KDX Realty Investment Corp. (REIT)	8,012	8,439,746
LaSalle Logiport (REIT)	8,932	8,912,846
Mitsui Fudosan Co. Ltd.	330,971	3,100,315
Orix JREIT, Inc. (REIT)	5,561	5,947,404
Tokyo Tatemono Co. Ltd.	329,800	5,288,921
Tokyu Fudosan Holdings Corp.	1,139,468	7,863,264
Security Description	Shares	Value
Japan — (Continued)
Tokyu REIT, Inc. (REIT)	2,274	$2,455,395
		74,187,534
Netherlands — 0.3%
Eurocommercial Properties NV (REIT)	118,484	3,285,240
Singapore — 4.1%
CapitaLand Ascendas (REIT)	6,207,790	13,791,007
CapitaLand Integrated Commercial Trust (REIT)	1,649,952	2,725,281
CapitaLand Investment Ltd.	3,488,300	8,482,376
Frasers Logistics & Commercial Trust (REIT)	5,998,940	5,373,650
Keppel (REIT)	4,918,600	3,648,960
Mapletree Pan Asia Commercial Trust (REIT)	4,820,900	5,562,098
		39,583,372
Spain — 0.4%
Merlin Properties Socimi SA (REIT)	326,515	4,128,135
Sweden — 1.9%
Castellum AB (b)	547,917	8,035,382
Catena AB	72,825	4,161,119
Pandox AB	315,805	6,315,126
		18,511,627
Switzerland — 0.3%
PSP Swiss Property AG	20,669	3,026,494
United Kingdom — 4.4%
Big Yellow Group PLC (REIT)	262,977	4,467,175
Land Securities Group PLC (REIT)	680,392	5,931,523
LondonMetric Property PLC (REIT)	3,991,606	10,951,257
NewRiver REIT PLC (REIT)	3,867,204	4,183,531
Tritax Big Box REIT PLC (REIT)	3,753,810	7,991,955
UNITE Group PLC (REIT)	573,046	7,210,035
Workspace Group PLC (REIT)	284,396	2,475,727
		43,211,203
United States — 63.5%
Acadia Realty Trust (REIT) (a)	168,047	3,945,744
Americold Realty Trust, Inc. (REIT)	553,776	15,655,247
AvalonBay Communities, Inc. (REIT)	85,131	19,175,758
Brixmor Property Group, Inc. (REIT)	499,118	13,905,427
Broadstone Net Lease, Inc. (REIT) (a)	384,044	7,277,634
CubeSmart (REIT)	466,421	25,107,442
Empire State Realty Trust, Inc. - Class A (REIT)	267,408	2,962,881
Equinix, Inc. (REIT)	88,716	78,746,983
Equity Residential (REIT)	240,617	17,916,342
Essential Properties Realty Trust, Inc. (REIT) (a)	244,088	8,335,605
Essex Property Trust, Inc. (REIT)	17,249	5,095,700
Extra Space Storage, Inc. (REIT) (a)	143,800	25,911,322
Federal Realty Investment Trust (REIT) (a)	72,041	8,282,554
Four Corners Property Trust, Inc. (REIT) (a)	192,906	5,654,075
Healthcare Realty Trust, Inc. (REIT)	631,612	11,463,758
Healthpeak Properties, Inc. (REIT)	453,612	10,374,106
Highwoods Properties, Inc. (REIT)	219,433	7,353,200
Hilton Worldwide Holdings, Inc.	30,047	6,925,833
BHFTI-136

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Host Hotels & Resorts, Inc. (a)	453,255	$7,977,288
Hyatt Hotels Corp. - Class A (a)	41,147	6,262,573
Invitation Homes, Inc. (REIT)	459,963	16,218,295
Iron Mountain, Inc. (REIT)	38,214	4,540,970
Lineage, Inc. (REIT) (a)	56,191	4,404,251
Macerich Co. (REIT)	241,574	4,406,310
Marriott International, Inc. - Class A	25,466	6,330,848
NNN REIT, Inc. (REIT)	375,163	18,191,654
Prologis, Inc. (REIT)	167,310	21,127,907
Public Storage (REIT)	38,758	14,102,873
Realty Income Corp. (REIT) (a)	1,069,832	67,848,745
Regency Centers Corp. (REIT) (a)	175,535	12,678,893
Rexford Industrial Realty, Inc. (REIT) (a)	394,006	19,822,442
Simon Property Group, Inc. (REIT)	372,047	62,883,384
Sun Communities, Inc. (REIT)	172,223	23,275,938
VICI Properties, Inc. (REIT)	834,243	27,788,634
Welltower, Inc. (REIT)	218,556	27,981,725
		619,932,341
Total Common Stocks (Cost $837,329,136)		974,916,131

Rights—0.0%
Belgium — 0.0%
Montea NV (b) (Cost $0)	35,382	31,902

Short-Term Investments—0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $750,908; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $765,940	750,830	750,830
Total Short-Term Investments (Cost $750,830)		750,830

Securities Lending Reinvestments (c)—7.4%
Certificates of Deposit — 0.8%
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (d)	1,000,000	1,000,001
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (d)	1,000,000	1,000,691
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (d)	1,000,000	999,988
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (d)	1,000,000	1,000,128
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (d)	1,000,000	1,000,000
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (d)	1,000,000	1,000,104
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,051
Security Description	Principal Amount*/ Shares	Value
Certificates of Deposit — (Continued)
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	$1,000,101
		8,001,064
Commercial Paper — 0.2%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (d)	1,000,000	999,989
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (d)	1,000,000	1,000,052
		2,000,041

Time Deposit — 0.2%
First Abu Dhabi Bank USA NV 4.820%, 10/01/24	2,000,000	2,000,000

Repurchase Agreements — 6.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,300,317; collateralized by various Common Stock with an aggregate market value of $2,561,485	2,300,000	2,300,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $8,001,102; collateralized by various Common Stock with an aggregate market value of $8,909,511	8,000,000	8,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $4,600,637; collateralized by various Common Stock with an aggregate market value of $5,122,969	4,600,000	4,600,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $10,817,917; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $11,034,276	10,816,457	10,816,457
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $2,009,975; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $3,403,279; collateralized by various Common Stock with an aggregate market value of $3,793,243	3,400,000	3,400,000
BHFTI-137

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $12,001,663; collateralized by various Common Stock with an aggregate market value of $13,344,407	12,000,000	$12,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $200,028; collateralized by various Common Stock with an aggregate market value of $223,085	200,000	200,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $10,001,353; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $10,203,903	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,300,453	3,000,000	3,000,000
		60,316,457
Total Securities Lending Reinvestments (Cost $72,317,030)		72,317,562
Total Investments—107.3% (Cost $910,396,996)		1,048,016,425
Other assets and liabilities (net)—(7.3)%		(70,931,622)
Net Assets—100.0%		$977,084,803

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $83,140,778 and the collateral received consisted of cash in the amount of
$72,317,121 and non-cash collateral with a value of $13,477,434. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Retail REITs	29.2
Specialized REITs	19.4
Industrial REITs	12.9
Residential REITs	10.0
Real Estate Management & Development	9.0
Diversified REITs	7.6
Health Care REITs	5.1
Hotels, Restaurants & Leisure	2.0
Office REITs	2.0
Hotel & Resort REITs	1.4
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$50,843,532	$—	$50,843,532
Belgium	—	5,734,237	—	5,734,237
Canada	32,544,336	—	—	32,544,336
France	—	34,135,804	—	34,135,804
Germany	—	10,804,231	—	10,804,231
Hong Kong	—	34,988,045	—	34,988,045
Japan	—	74,187,534	—	74,187,534
Netherlands	—	3,285,240	—	3,285,240
Singapore	—	39,583,372	—	39,583,372
Spain	—	4,128,135	—	4,128,135
Sweden	—	18,511,627	—	18,511,627
Switzerland	—	3,026,494	—	3,026,494
United Kingdom	—	43,211,203	—	43,211,203
BHFTI-138

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$619,932,341	$—	$—	$619,932,341
Total Common Stocks	652,476,677	322,439,454	—	974,916,131
Total Rights*	31,902	—	—	31,902
Total Short-Term Investments*	—	750,830	—	750,830
Total Securities Lending Reinvestments*	—	72,317,562	—	72,317,562
Total Investments	$652,508,579	$395,507,846	$—	$1,048,016,425
Collateral for Securities Loaned (Liability)	$—	$(72,317,121)	$—	$(72,317,121)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-139

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Australia — 2.5%
Brambles Ltd.	1,233,800	$16,262,843
Glencore PLC	7,212,765	41,304,073
		57,566,916
Belgium — 1.9%
Anheuser-Busch InBev SA	370,336	24,537,127
Liberty Global Ltd. - Class A (a)	845,475	17,847,977
		42,385,104
Canada — 1.8%
Open Text Corp.	1,239,986	41,276,328
China — 4.2%
Alibaba Group Holding Ltd.	3,466,800	46,079,540
Prosus NV	1,131,933	48,955,080
		95,034,620
Denmark — 1.7%
DSV AS	189,100	39,241,608
France — 15.6%
Accor SA	794,280	34,523,905
Airbus SE	307,500	45,026,238
BNP Paribas SA	1,120,475	76,891,825
Capgemini SE	127,530	27,625,202
Danone SA	260,300	18,954,163
Edenred SE	1,326,320	50,313,558
Kering SA	233,100	66,764,350
Pernod Ricard SA	63,400	9,582,901
Publicis Groupe SA	108,198	11,840,294
Worldline SA (a)	1,981,600	14,443,219
		355,965,655
Germany — 25.5%
adidas AG	88,807	23,507,366
Allianz SE	129,300	42,426,976
Bayer AG	2,521,283	85,151,711
Bayerische Motoren Werke AG	671,107	59,188,552
Brenntag SE	447,800	33,385,337
Continental AG	1,070,955	69,284,200
Daimler Truck Holding AG	1,105,513	41,338,765
Fresenius Medical Care AG	1,446,262	61,505,784
Fresenius SE & Co. KGaA (a)	1,294,523	49,296,440
Henkel AG & Co. KGaA	203,255	17,287,732
Mercedes-Benz Group AG	862,793	55,767,940
Siemens AG	167,700	33,867,109
thyssenkrupp AG	2,428,851	9,395,435
		581,403,347
Hong Kong — 2.4%
Prudential PLC	5,840,762	54,485,849
Indonesia — 0.5%
Bank Mandiri Persero Tbk. PT	26,354,900	12,051,004
Security Description	Shares	Value
Italy — 3.2%
Intesa Sanpaolo SpA	9,194,400	$39,355,076
Ryanair Holdings PLC (ADR) (b)	730,925	33,023,192
		72,378,268
Japan — 2.2%
Fujitsu Ltd.	1,193,700	24,488,614
Komatsu Ltd.	951,000	26,379,802
		50,868,416
Luxembourg — 1.5%
Eurofins Scientific SE (b)	546,704	34,649,998
Netherlands — 4.1%
Akzo Nobel NV	547,079	38,587,449
EXOR NV	295,152	31,633,447
Koninklijke Ahold Delhaize NV	675,700	23,346,746
		93,567,642
South Korea — 1.5%
NAVER Corp.	259,500	33,787,783
Spain — 1.2%
Amadeus IT Group SA	369,800	26,691,451
Sweden — 3.2%
Sandvik AB	883,900	19,750,902
SKF AB - B Shares	1,437,899	28,604,550
Volvo AB - B Shares	893,673	23,625,725
		71,981,177
Switzerland — 4.1%
Cie Financiere Richemont SA - Class A	146,813	23,276,069
Novartis AG	186,600	21,480,604
Schindler Holding AG (Participation Certificate)	44,056	12,916,727
Swatch Group AG	163,279	35,037,736
		92,711,136
United Kingdom — 12.7%
Ashtead Group PLC	336,800	26,142,818
Bunzl PLC	119,100	5,634,643
Compass Group PLC	547,000	17,526,039
Diageo PLC	429,800	14,996,593
Lloyds Banking Group PLC	72,076,900	56,596,629
Reckitt Benckiser Group PLC	673,400	41,237,534
Schroders PLC	8,727,341	40,825,844
Smith & Nephew PLC	1,698,600	26,407,766
Smiths Group PLC	736,030	16,531,351
WPP PLC	4,125,106	42,157,196
		288,056,413
United States — 6.2%
CNH Industrial NV (b)	7,432,329	82,498,852
Holcim AG	138,040	13,496,470
Roche Holding AG	92,000	29,450,549
BHFTI-140

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Smurfit WestRock PLC	301,100	$14,880,362
		140,326,233
Total Common Stocks (Cost $2,021,481,968)		2,184,428,948

Preferred Stocks—1.5%
South Korea — 1.5%
Samsung Electronics Co. Ltd. (Cost $44,888,576)	894,400	34,954,619

Short-Term Investments—2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $56,523,812; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $57,648,430	56,517,925	56,517,925
Total Short-Term Investments (Cost $56,517,925)		56,517,925

Securities Lending Reinvestments (c)—0.1%
Repurchase Agreements — 0.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $200,028; collateralized by various Common Stock with an aggregate market value of $222,738	200,000	200,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $225,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $229,518	224,987	224,987
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $147,702; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $150,636	147,683	147,683
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,346	100,000	100,000
		672,670

Security Description	Shares	Value

Mutual Funds — 0.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (d)	100,000	$100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (d)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (d)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (d)	50,000	50,000
		350,000
Total Securities Lending Reinvestments (Cost $1,022,670)		1,022,670
Total Investments—100.1% (Cost $2,123,911,139)		2,276,924,162
Other assets and liabilities (net)—(0.1)%		(1,161,532)
Net Assets—100.0%		$2,275,762,630

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $948,084 and the collateral received consisted of cash in the amount of
$1,022,670. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Machinery	10.3
Banks	8.1
Textiles, Apparel & Luxury Goods	6.5
Pharmaceuticals	6.0
Automobiles	5.0
Health Care Providers & Services	4.9
Insurance	4.3
Financial Services	4.2
Broadline Retail	4.2
Hotels, Restaurants & Leisure	3.5
BHFTI-141

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$57,566,916	$—	$57,566,916
Belgium	17,847,977	24,537,127	—	42,385,104
Canada	41,276,328	—	—	41,276,328
China	—	95,034,620	—	95,034,620
Denmark	—	39,241,608	—	39,241,608
France	—	355,965,655	—	355,965,655
Germany	—	581,403,347	—	581,403,347
Hong Kong	—	54,485,849	—	54,485,849
Indonesia	—	12,051,004	—	12,051,004
Italy	33,023,192	39,355,076	—	72,378,268
Japan	—	50,868,416	—	50,868,416
Luxembourg	—	34,649,998	—	34,649,998
Netherlands	—	93,567,642	—	93,567,642
South Korea	—	33,787,783	—	33,787,783
Spain	—	26,691,451	—	26,691,451
Sweden	—	71,981,177	—	71,981,177
Switzerland	—	92,711,136	—	92,711,136
United Kingdom	—	288,056,413	—	288,056,413
United States	97,379,214	42,947,019	—	140,326,233
Total Common Stocks	189,526,711	1,994,902,237	—	2,184,428,948
Total Preferred Stocks*	—	34,954,619	—	34,954,619
Total Short-Term Investments*	—	56,517,925	—	56,517,925
Securities Lending Reinvestments
Mutual Funds	350,000	—	—	350,000
Repurchase Agreements	—	672,670	—	672,670
Total Securities Lending Reinvestments*	350,000	672,670	—	1,022,670
Total Investments	$189,876,711	$2,087,047,451	$—	$2,276,924,162
Collateral for Securities Loaned (Liability)	$—	$(1,022,670)	$—	$(1,022,670)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-142

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—6.6% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 6.6%
U.S. Treasury Floating Rate Notes
4.702%, 3M USTBMM + 0.150%, 04/30/26 (a)	26,100,000	$26,066,436
4.734%, 3M USTBMM + 0.182%, 07/31/26 (a)	46,700,000	46,642,843
Total U.S. Treasury & Government Agencies (Cost $72,800,000)		72,709,279

Corporate Bonds & Notes—2.1%
Commercial Services — 1.6%
Altoona-Blair County Development Corp.
4.900%, 09/01/38 (144A) (a)	17,850,000	17,850,000
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
5.525%, SOFR + 0.450%, 11/14/24 (a)	5,000,000	5,001,820
Total Corporate Bonds & Notes (Cost $22,850,000)		22,851,820

Short-Term Investments—85.6%
Certificates of Deposit—6.1%
Bank of Montreal
5.150%, SOFR + 0.310%, 03/19/25 (a)	10,000,000	10,004,540
Korea Development Bank
5.060%, SOFR + 0.230%, 12/20/24 (a)	9,000,000	9,000,783
5.030%, SOFR + 0.200%, 03/24/25 (a)	15,000,000	15,000,006
MUFG Bank Ltd.
5.030%, SOFR + 0.200%, 01/14/25 (a)	15,000,000	15,001,530
Toronto-Dominion Bank
5.500%, 12/03/24	7,200,000	7,206,508
Woori Bank
5.440%, 10/03/24	10,000,000	10,000,423
		66,213,790
Commercial Paper—55.0%
Anglesea Funding LLC
Zero Coupon, 10/01/24 (144A) (b)	20,000,000	19,997,316
Apple, Inc.
4.672%, 11/07/24 (144A) (b)	8,000,000	7,959,799
5.002%, 11/01/24 (144A) (b)	11,215,000	11,167,322
Aquitaine Funding Co. LLC
Zero Coupon, 10/01/24 (144A) (b)	20,000,000	19,997,299
Australia & New Zealand Banking Group Ltd.
5.680%, SOFR + 0.340%, 01/08/25 (144A) (a)	10,000,000	10,006,301
Barclays Bank PLC
5.650%, SOFR + 0.310%, 11/05/24 (144A) (a)	10,000,000	10,001,480
Britannia Funding Co. LLC
5.195%, 12/13/24 (144A) (b)	15,000,000	14,853,316
Caisse des Depots et Consignations
4.800%, 10/09/24 (b)	22,000,000	21,973,494
CDP Financial, Inc.
5.680%, SOFR + 0.340%, 01/09/25 (144A) (a)	8,000,000	8,003,639
Chevron Corp.
5.030%, 10/24/24 (144A) (b)	20,000,000	19,935,636
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Collateralized Commercial Paper FLEX Co. LLC
5.690%, SOFR + 0.350%, 02/11/25 (144A) (a)	9,000,000	$9,003,267
Erste Abwicklungsanstalt
4.733%, 12/05/24 (b)	22,000,000	21,805,593
European Investment Bank
5.305%, 12/09/24 (b)	14,500,000	14,371,649
Federation des Caisses Desjardins du Quebec
4.638%, 10/09/24 (144A) (b)	6,000,000	5,992,756
5.176%, 10/23/24 (b)	12,000,000	11,962,989
5.227%, 10/30/24 (b)	11,200,000	11,154,827
FMS Wertmanagement
3.933%, 10/04/24 (b)	10,000,000	9,994,709
4.693%, 10/22/24 (b)	13,800,000	13,759,659
HSBC Bank PLC
5.200%, SOFR + 0.360%, 09/11/25 (144A) (a)	10,000,000	9,999,855
Lexington Parker Capital Co. LLC
5.208%, 11/14/24 (144A) (b)	11,000,000	10,933,931
L'Oreal SA
4.669%, 10/10/24 (144A) (b)	20,500,000	20,472,559
LVMH Moet Hennessy Louis Vuitton, Inc.
4.782%, 10/17/24 (144A) (b)	14,500,000	14,467,037
5.028%, 12/11/24 (144A) (b)	10,000,000	9,906,440
Mont Blanc Capital Corp.
4.925%, 10/16/24 (144A) (b)	8,500,000	8,481,702
New York Life Short Term Funding LLC
4.806%, 12/19/24 (144A) (b)	6,500,000	6,432,593
5.196%, 10/23/24 (144A) (b)	15,000,000	14,953,779
5.207%, 10/30/24 (b)	9,000,000	8,963,850
Novartis Finance Corp.
4.532%, 10/15/24 (144A) (b)	20,000,000	19,959,808
Oesterreichische Kontrollbank AG
4.401%, 10/07/24 (b)	24,000,000	23,977,507
PACCAR Financial Corp.
4.600%, 10/08/24 (b)	14,000,000	13,984,656
4.723%, 10/30/24 (b)	13,000,000	12,945,617
Pacific Life Short Term Funding LLC
4.939%, 10/11/24 (b)	12,000,000	11,982,321
Pfizer, Inc.
Zero Coupon, 10/01/24 (b)	10,800,000	10,798,563
Regatta Funding Co. LLC
4.818%, 10/11/24 (144A) (b)	12,000,000	11,982,174
Sanofi SA
4.884%, 10/10/24 (b)	15,500,000	15,479,285
Thunder Bay Funding LLC
5.080%, SOFR + 0.240%, 05/02/25 (144A) (a)	10,000,000	9,998,820
TotalEnergies Capital SA
4.767%, 10/30/24 (144A) (b)	21,000,000	20,915,475
Toyota Motor Credit Corp.
5.311%, 11/12/24 (b)	20,000,000	19,885,891
5.328%, 02/04/25 (b)	12,000,000	11,807,750
Unilever Capital Corp.
4.551%, 10/15/24 (144A) (b)	25,000,000	24,949,864
Versailles Commercial Paper LLC
5.100%, SOFR + 0.270%, 01/09/25 (144A) (a)	15,000,000	15,001,200
Walmart, Inc.
4.166%, 10/07/24 (144A) (b)	10,000,000	9,990,706
BHFTI-143

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
Walmart, Inc.
4.826%, 10/15/24 (144A) (b)	20,000,000	$19,959,975
		600,172,409

Mutual Funds—24.5%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class, 5.082% (c) (d)	181,374,352	181,374,352
STIT-Government & Agency Portfolio, Institutional Class, 4.840% (c) (d)	51,814,224	51,814,224
STIT-Treasury Portfolio, Institutional Class, 4.780% (c) (d)	33,773,007	33,773,007
		266,961,583
Total Short-Term Investments (Cost $933,273,994)		933,347,782
Total Investments—94.3% (Cost $1,028,923,994)		1,028,908,881
Other assets and liabilities (net)—5.7%		61,817,111
Net Assets—100.0%		$1,090,725,992

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$383,174,049, which is 35.1% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of September 30, 2024
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$184,975,721	$160,847,371	$(164,448,740)	$181,374,352
STIT-Government & Agency Portfolio, Institutional Class	46,990,417	253,926,393	(249,102,586)	51,814,224
STIT-Treasury Portfolio, Institutional Class	30,557,136	169,284,262	(166,068,391)	33,773,007
	$262,523,274	$584,058,026	$(579,619,717)	$266,961,583

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$7,824,324	181,374,352
STIT-Government & Agency Portfolio, Institutional Class	1,517,232	51,814,224
STIT-Treasury Portfolio, Institutional Class	963,129	33,773,007
	$10,304,685
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/16/24	2,160	AUD	251,415,943	$(1,060,182)
Brent Crude Oil Futures	11/29/24	221	USD	15,792,660	(399,957)
BHFTI-144

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/24	1,555	CAD	194,390,550	$950,580
Euro STOXX 50 Index Futures	12/20/24	1,210	EUR	60,863,000	2,048,442
Euro-Bund Futures	12/06/24	928	EUR	125,205,760	959,158
FTSE 100 Index Futures	12/20/24	693	GBP	57,439,305	(633,193)
Japanese Government 10 Year Bond Futures	12/13/24	169	JPY	24,445,850,000	379,657
MSCI Emerging Markets Index Futures	12/20/24	1,385	USD	81,209,475	5,066,318
New York Harbor ULSD Futures	03/31/25	192	USD	17,423,885	(435,181)
RBOB Gasoline Futures	10/31/24	243	USD	19,749,631	108,757
Russell 2000 Index E-Mini Futures	12/20/24	504	USD	56,679,840	1,481,768
S&P 500 Index E-Mini Future	12/20/24	140	USD	40,699,750	1,349,058
Silver Futures	12/27/24	128	USD	20,133,120	1,442,084
TOPIX Index Futures	12/12/24	469	JPY	12,416,775,000	3,574,828
U.K. Long Gilt Bond Futures	12/27/24	1,127	GBP	110,930,610	(765,702)
U.S. Treasury Long Bond Futures	12/19/24	725	USD	90,035,937	(436,714)
WTI Crude Oil Futures	11/20/24	105	USD	7,115,850	(168,353)
Net Unrealized Appreciation					$13,461,368
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.170%	Monthly	04/08/25	BBP	Barclays Copper Excess Return Index	USD	11,648,468	$546,780	$—	$546,780
Pay	0.190%	Monthly	02/18/25	BBP	Barclays Soybeans Seasonal Index	USD	7,537,520	393,947	—	393,947
Pay	0.190%	Monthly	02/20/25	BBP	Barclays Soymeal Seasonal Excess Return Index	USD	481,676	26,479	—	26,479
Pay	0.200%	Monthly	06/24/25	CG	Cargill Coffee Front Month Excess Return Index	USD	6,118,110	887,903	—	887,903
Pay	0.120%	Monthly	12/09/24	CG	Cargill Gold Excess Return Index	USD	11,479,987	612,978	—	612,978
Pay	0.210%	Monthly	03/31/25	CG	Cargill Lean Hogs Seasonal Index	USD	3,853,002	110,901	—	110,901
Pay	0.210%	Monthly	11/01/24	CG	Cargill Live Cattle Seasonal Index	USD	1,386,852	80,185	—	80,185
Pay	0.240%	Monthly	02/13/25	CG	Cargill Soybean Oil Seasonal Index	USD	7,163,724	665,208	—	665,208
Pay	0.200%	Monthly	02/10/25	CG	Cargill Sugar Excess Return Index	USD	12,405,065	2,059,994	—	2,059,994
Pay	0.220%	Monthly	12/02/24	CG	Cargill Wheat Chicago Seasonal Index	USD	5,222,918	156,599	—	156,599
Pay	0.270%	Monthly	02/05/25	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	21,185,030	1,652,698	—	1,652,698
Pay	0.280%	Monthly	02/10/25	CIBC	CIBC Seasonal Cotton Index	USD	6,302,794	362,177	—	362,177
Pay	0.260%	Monthly	02/13/25	CIBC	CIBC Soybean Oil Commodity Index	USD	1,730,615	176,585	—	176,585
Pay	0.140%	Monthly	02/20/25	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	9,092,575	613,750	—	613,750
Pay	0.200%	Monthly	03/03/25	GSI	Goldman Sachs Wheat Chicago Seasonal Index	USD	1,549,848	42,257	—	42,257
Pay	0.250%	Monthly	02/05/25	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	19,694,223	(37,517)	—	(37,517)
Pay	0.090%	Monthly	10/28/24	JPMC	JPMorgan Gold S&P Excess Return Index	USD	15,937,717	41,459	—	41,459
Pay	0.300%	Monthly	02/07/25	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	15,669,512	478,964	—	478,964
Pay	0.170%	Monthly	02/20/25	MBL	Macquarie Soymeal Front Excess Return Index	USD	9,299,275	379,678	—	379,678
Pay	0.280%	Monthly	09/23/25	MLI	Merrill Lynch Aluminum Excess Return Index	USD	1,865,089	43,688	—	43,688
Pay	0.120%	Monthly	02/10/25	MLI	Merrill Lynch Corn Seasonal Excess Return Index	USD	3,205,903	—	—	—
Pay	0.180%	Monthly	02/10/25	MLI	Merrill Lynch Cotton Seasonal Excess Return Index	USD	6,658,254	—	—	—
Pay	0.120%	Monthly	06/24/25	MLI	Merrill Lynch Gold Excess Return Index	USD	20,007,437	—	—	—
Pay	0.180%	Monthly	12/02/24	RBC	RBC Coffee Front Month Excess Return Index	USD	8,931,067	—	—	—
Pay	0.280%	Monthly	02/10/25	RBC	RBC Enhanced Cotton Seasonal Excess Return Index	USD	5,028,427	—	—	—
Pay	0.180%	Monthly	02/18/25	RBC	RBC Enhanced Soybean Excess Return Index	USD	8,005,719	—	—	—
Pay	0.200%	Monthly	02/10/25	RBC	RBC Enhanced Sugar Excess Return Index	USD	5,434,334	—	—	—
Pay	0.300%	Monthly	06/25/25	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	15,681,272	509,175	—	509,175
Pay	0.250%	Monthly	02/13/25	GSI	S&P GSCI Soybean Oil Excess Return Index	USD	7,336,860	512,918	—	512,918
BHFTI-145

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.140%	Monthly	02/18/25	GSI	S&P GSCI Soybeans Excess Return Strategy Index	USD	1,430,616	$54,918	$—	$54,918
Totals								$10,371,724	$—	$10,371,724

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amount of $14,450,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$72,709,279	$—	$72,709,279
Total Corporate Bonds & Notes*	—	22,851,820	—	22,851,820
Short-Term Investments
Certificates of Deposit	—	66,213,790	—	66,213,790
Commercial Paper	—	600,172,409	—	600,172,409
Mutual Funds	266,961,583	—	—	266,961,583
Total Short-Term Investments	266,961,583	666,386,199	—	933,347,782
Total Investments	$266,961,583	$761,947,298	$—	$1,028,908,881
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,360,650	$—	$—	$17,360,650
Futures Contracts (Unrealized Depreciation)	(3,899,282)	—	—	(3,899,282)
Total Futures Contracts	$13,461,368	$—	$—	$13,461,368
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$10,409,241	$—	$10,409,241
OTC Swap Contracts at Value (Liabilities)	—	(37,517)	—	(37,517)
Total OTC Swap Contracts	$—	$10,371,724	$—	$10,371,724

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-146

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—94.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.4%
General Electric Co.	140,133	$26,426,281
Textron, Inc.	244,491	21,657,013
		48,083,294
Air Freight & Logistics — 1.8%
FedEx Corp.	129,553	35,456,065
Banks — 13.2%
Bank of America Corp.	1,417,785	56,257,709
Citigroup, Inc.	471,056	29,488,105
Citizens Financial Group, Inc.	747,399	30,695,677
Fifth Third Bancorp	725,018	31,059,771
Huntington Bancshares, Inc.	1,913,549	28,129,170
M&T Bank Corp.	141,425	25,190,621
Wells Fargo & Co.	1,087,487	61,432,141
		262,253,194
Beverages — 2.1%
Anheuser-Busch InBev SA	33,778	2,238,008
Coca-Cola Co.	193,804	13,926,756
Keurig Dr. Pepper, Inc.	673,290	25,234,909
		41,399,673
Broadline Retail — 1.2%
eBay, Inc.	355,374	23,138,401
Building Products — 1.8%
Johnson Controls International PLC	471,514	36,594,202
Capital Markets — 3.6%
Goldman Sachs Group, Inc.	49,410	24,463,385
Morgan Stanley	137,666	14,350,304
State Street Corp.	381,437	33,745,731
		72,559,420
Chemicals — 2.3%
CF Industries Holdings, Inc. (a)	255,821	21,949,442
Corteva, Inc.	391,564	23,020,047
		44,969,489
Communications Equipment — 2.8%
Cisco Systems, Inc.	771,555	41,062,157
F5, Inc. (b)	71,415	15,725,583
		56,787,740
Consumer Staples Distribution & Retail — 1.5%
Sysco Corp.	389,338	30,391,724
Containers & Packaging — 0.9%
International Paper Co. (a)	382,688	18,694,309
Electrical Equipment — 3.0%
Eaton Corp. PLC	86,772	28,759,712
Emerson Electric Co.	277,825	30,385,720
		59,145,432
Security Description	Shares	Value
Energy Equipment & Services — 0.4%
Tenaris SA	494,973	$7,856,653
Entertainment — 1.7%
Walt Disney Co. (a)	245,302	23,595,599
Warner Bros Discovery, Inc. (a) (b)	1,190,304	9,820,008
		33,415,607
Food Products — 1.2%
Kraft Heinz Co.	485,112	17,032,282
Tyson Foods, Inc. - Class A	121,717	7,249,465
		24,281,747
Health Care Equipment & Supplies — 3.6%
Baxter International, Inc. (a)	281,623	10,693,225
Becton Dickinson & Co.	95,792	23,095,451
Dentsply Sirona, Inc. (a)	243,238	6,582,020
GE HealthCare Technologies, Inc. (a)	115,450	10,834,983
Medtronic PLC	231,388	20,831,862
		72,037,541
Health Care Providers & Services — 5.6%
CVS Health Corp.	472,872	29,734,192
Elevance Health, Inc.	85,217	44,312,840
Henry Schein, Inc. (a) (b)	263,450	19,205,505
Humana, Inc.	57,184	18,112,460
		111,364,997
Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp. (a)	522,969	26,326,259
Starbucks Corp.	279,073	27,206,827
		53,533,086
Household Products — 2.6%
Kimberly-Clark Corp.	180,920	25,741,298
Reckitt Benckiser Group PLC	441,104	27,012,238
		52,753,536
Insurance — 2.5%
Allstate Corp.	108,423	20,562,422
American International Group, Inc.	406,684	29,781,469
		50,343,891
Interactive Media & Services — 4.1%
Alphabet, Inc. - Class A	237,121	39,326,518
Meta Platforms, Inc. - Class A	74,812	42,825,381
		82,151,899
IT Services — 2.1%
Cognizant Technology Solutions Corp. - Class A	307,131	23,704,371
DXC Technology Co. (a) (b)	853,346	17,706,929
		41,411,300
Machinery — 2.8%
Caterpillar, Inc.	74,936	29,308,968
BHFTI-147

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—5.7%
Security Description	Shares	Value
Machinery—(Continued)
Westinghouse Air Brake Technologies Corp.	140,239	$25,491,243
		54,800,211
Media — 2.3%
Charter Communications, Inc. - Class A (a) (b)	78,183	25,337,547
Comcast Corp. - Class A	481,008	20,091,704
		45,429,251
Multi-Utilities — 1.5%
Dominion Energy, Inc. (a)	511,986	29,587,671
Oil, Gas & Consumable Fuels — 8.2%
Cheniere Energy, Inc.	101,690	18,287,930
Chevron Corp.	251,365	37,018,523
ConocoPhillips	124,317	13,088,094
EQT Corp.	55,762	2,043,120
Exxon Mobil Corp.	216,983	25,434,747
Hess Corp.	100,521	13,650,752
Marathon Oil Corp.	639,559	17,031,456
Suncor Energy, Inc.	1,016,345	37,523,457
		164,078,079
Pharmaceuticals — 6.8%
AstraZeneca PLC	147,761	23,015,973
Bristol-Myers Squibb Co.	307,540	15,912,120
Johnson & Johnson	206,128	33,405,104
Merck & Co., Inc.	210,406	23,893,705
Sanofi SA (ADR)	666,450	38,407,513
		134,634,415
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	661,626	15,521,746
NXP Semiconductors NV	108,067	25,937,161
QUALCOMM, Inc.	125,881	21,406,064
		62,864,971
Software — 2.7%
Microsoft Corp.	125,307	53,919,602
Specialized REITs — 0.4%
SBA Communications Corp.	36,365	8,753,056
Tobacco — 2.7%
Philip Morris International, Inc.	435,025	52,812,035
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	77,288	15,949,152
Total Common Stocks (Cost $1,363,956,493)		1,881,451,643

Security Description	Principal Amount*	Value

Repurchase Agreement—5.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $113,122,274; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $115,372,709	113,110,492	$113,110,492
Total Short-Term Investments (Cost $113,110,492)		113,110,492

Securities Lending Reinvestments (c)—3.2%
Certificate of Deposit—0.0%
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,001,520
Commercial Paper—0.0%
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (d)	1,000,000	1,000,008
Repurchase Agreements—2.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,400,331; collateralized by various Common Stock with an aggregate market value of $2,672,853	2,400,000	2,400,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $6,700,927; collateralized by various Common Stock with an aggregate market value of $7,461,715	6,700,000	6,700,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $3,000,408; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $3,065,788	3,000,000	3,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $6,400,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $6,528,133	6,399,267	6,399,267
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $4,000,554; collateralized by various Common Stock with an aggregate market value of $4,448,136	4,000,000	4,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $5,000,676; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $5,101,952	5,000,000	5,000,000
BHFTI-148

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,113,455	1,000,000	$1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $8,401,151; collateralized by various Common Stock with an aggregate market value of $9,241,266	8,400,000	8,400,000
		38,899,267
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	3,000,000	3,000,000

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (e)	10,000,000	10,000,000
		21,000,000
Total Securities Lending Reinvestments (Cost $64,899,267)		64,900,795
Total Investments—103.4% (Cost $1,541,966,252)		2,059,462,930
Other assets and liabilities (net)—(3.4)%		(67,698,256)
Net Assets—100.0%		$1,991,764,674

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $121,189,503 and the collateral received consisted of cash in the amount of $64,899,267 and non-cash collateral with a value of $59,544,521. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	949,745	DBAG	10/11/24	USD	700,937	$1,459
CAD	787,538	DBAG	10/11/24	USD	580,779	1,655
CAD	622,304	RBC	10/11/24	USD	461,156	(924)
CAD	691,524	RBC	10/11/24	USD	511,831	(406)
GBP	521,288	BBP	10/11/24	USD	695,605	1,329

Contracts to Deliver
CAD	27,288,585	DBAG	10/11/24	USD	20,211,912	30,308
CAD	821,646	RBC	10/11/24	USD	605,187	(2,471)
EUR	702,984	CIBC	10/11/24	USD	776,062	(6,744)
EUR	445,148	CIBC	10/11/24	USD	496,414	721
EUR	16,979,762	DBAG	10/11/24	USD	18,856,922	(50,837)
EUR	1,848,825	DBAG	10/11/24	USD	2,057,557	(1,196)
EUR	571,370	GSI	10/11/24	USD	635,863	(384)
BHFTI-149

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	405,333	RBC	10/11/24	USD	446,981	$(4,376)
EUR	798,274	RBC	10/11/24	USD	892,695	3,779
GBP	19,180,128	DBAG	10/11/24	USD	25,239,491	(403,319)
Net Unrealized Depreciation						$(431,406)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$48,083,294	$—	$—	$48,083,294
Air Freight & Logistics	35,456,065	—	—	35,456,065
Banks	262,253,194	—	—	262,253,194
Beverages	39,161,665	2,238,008	—	41,399,673
Broadline Retail	23,138,401	—	—	23,138,401
Building Products	36,594,202	—	—	36,594,202
Capital Markets	72,559,420	—	—	72,559,420
Chemicals	44,969,489	—	—	44,969,489
Communications Equipment	56,787,740	—	—	56,787,740
Consumer Staples Distribution & Retail	30,391,724	—	—	30,391,724
Containers & Packaging	18,694,309	—	—	18,694,309
Electrical Equipment	59,145,432	—	—	59,145,432
Energy Equipment & Services	—	7,856,653	—	7,856,653
Entertainment	33,415,607	—	—	33,415,607
Food Products	24,281,747	—	—	24,281,747
Health Care Equipment & Supplies	72,037,541	—	—	72,037,541
Health Care Providers & Services	111,364,997	—	—	111,364,997
Hotels, Restaurants & Leisure	53,533,086	—	—	53,533,086
Household Products	25,741,298	27,012,238	—	52,753,536
Insurance	50,343,891	—	—	50,343,891
Interactive Media & Services	82,151,899	—	—	82,151,899
IT Services	41,411,300	—	—	41,411,300
Machinery	54,800,211	—	—	54,800,211
Media	45,429,251	—	—	45,429,251
Multi-Utilities	29,587,671	—	—	29,587,671
Oil, Gas & Consumable Fuels	164,078,079	—	—	164,078,079
Pharmaceuticals	111,618,442	23,015,973	—	134,634,415
Semiconductors & Semiconductor Equipment	62,864,971	—	—	62,864,971
Software	53,919,602	—	—	53,919,602
Specialized REITs	8,753,056	—	—	8,753,056
Tobacco	52,812,035	—	—	52,812,035
Wireless Telecommunication Services	15,949,152	—	—	15,949,152
Total Common Stocks	1,821,328,771	60,122,872	—	1,881,451,643
Total Short-Term Investments*	—	113,110,492	—	113,110,492
Securities Lending Reinvestments
Certificate of Deposit	—	1,001,520	—	1,001,520
Commercial Paper	—	1,000,008	—	1,000,008
Repurchase Agreements	—	38,899,267	—	38,899,267
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	43,900,795	—	64,900,795
Total Investments	$1,842,328,771	$217,134,159	$—	$2,059,462,930
Collateral for Securities Loaned (Liability)	$—	$(64,899,267)	$—	$(64,899,267)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$39,251	$—	$39,251
BHFTI-150

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(470,657)	$—	$(470,657)
Total Forward Contracts	$—	$(431,406)	$—	$(431,406)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-151

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Canada — 0.6%
Canadian Pacific Kansas City Ltd.	83,255	$7,121,633
China — 3.3%
JD.com, Inc. (ADR)	797,484	31,899,360
Tencent Holdings Ltd.	142,700	7,990,185
		39,889,545
Denmark — 3.9%
Novo Nordisk AS - Class B	391,420	46,607,659
France — 7.1%
Airbus SE	221,573	32,444,224
Dassault Systemes SE	109,106	4,329,832
EssilorLuxottica SA	43,064	10,204,451
LVMH Moet Hennessy Louis Vuitton SE	49,255	37,828,547
		84,807,054
Germany — 4.1%
Allianz SE	22,026	7,227,352
SAP SE	182,752	41,514,162
		48,741,514
India — 7.1%
DLF Ltd.	5,696,407	61,080,948
HDFC Bank Ltd.	265,544	5,496,263
ICICI Bank Ltd. (ADR)	617,485	18,431,927
		85,009,138
Israel — 0.9%
Nice Ltd. (ADR) (a) (b)	64,035	11,120,958
Italy — 1.3%
Brunello Cucinelli SpA	94,601	10,203,169
Ferrari NV	4,907	2,298,509
Moncler SpA	38,553	2,447,879
		14,949,557
Japan — 4.8%
Capcom Co. Ltd. (a)	252,700	5,876,361
Hoya Corp.	42,300	5,857,331
Keyence Corp.	64,700	30,968,768
TDK Corp.	1,109,000	14,153,876
		56,856,336
Netherlands — 1.8%
ASML Holding NV	19,094	15,917,698
BE Semiconductor Industries NV	22,674	2,879,679
Universal Music Group NV (a)	102,996	2,696,860
		21,494,237
Spain — 1.3%
Amadeus IT Group SA	211,466	15,263,208
Sweden — 5.1%
Assa Abloy AB - Class B	762,818	25,683,462
Security Description	Shares/ Principal Amount*	Value
Sweden — (Continued)
Atlas Copco AB - A Shares	1,834,428	$35,489,992
		61,173,454
Switzerland — 0.8%
Lonza Group AG	15,906	10,062,434
United States — 57.3%
Adobe, Inc. (b)	62,779	32,505,711
Alphabet, Inc. - Class A	758,352	125,772,679
Amazon.com, Inc. (b)	89,791	16,730,757
Analog Devices, Inc.	237,097	54,572,616
Avantor, Inc. (b)	68,480	1,771,578
Boston Scientific Corp. (b)	67,965	5,695,467
Broadcom, Inc.	54,498	9,400,905
Danaher Corp.	21,613	6,008,846
Ecolab, Inc.	20,778	5,305,247
Eli Lilly & Co.	15,144	13,416,675
Equifax, Inc.	71,299	20,951,924
IDEXX Laboratories, Inc. (b)	8,814	4,453,009
Illumina, Inc. (b)	14,258	1,859,386
Intuit, Inc.	65,350	40,582,350
Intuitive Surgical, Inc. (b)	32,168	15,803,173
IQVIA Holdings, Inc. (b)	49,246	11,669,825
Lam Research Corp.	7,692	6,277,287
Linde PLC	7,845	3,740,967
Marriott International, Inc. - Class A	41,666	10,358,168
Marvell Technology, Inc.	313,684	22,622,890
Meta Platforms, Inc. - Class A	184,584	105,663,265
Microsoft Corp.	59,856	25,756,037
Netflix, Inc. (b)	10,498	7,445,916
NVIDIA Corp.	312,168	37,909,682
Phathom Pharmaceuticals, Inc. (a) (b)	243,179	4,396,676
QUALCOMM, Inc.	13,478	2,291,934
S&P Global, Inc.	97,024	50,124,539
Synopsys, Inc. (b)	5,196	2,631,202
Thermo Fisher Scientific, Inc.	7,902	4,887,940
TJX Cos., Inc.	21,459	2,522,291
Visa, Inc. - Class A (a)	104,541	28,743,548
Zoetis, Inc.	11,823	2,309,978
		684,182,468
Total Common Stocks (Cost $563,027,048)		1,187,279,195

Short-Term Investments—1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $13,790,639; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $14,065,126	13,789,203	13,789,203
Total Short-Term Investments (Cost $13,789,203)		13,789,203
BHFTI-152

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—1.3%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements — 0.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,700,234; collateralized by various Common Stock with an aggregate market value of $1,893,271	1,700,000	$1,700,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $2,748,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $2,803,001	2,748,040	2,748,040
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,224,068	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $200,028; collateralized by various Common Stock with an aggregate market value of $223,085	200,000	200,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $3,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $3,061,171	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $500,068; collateralized by various Common Stock with an aggregate market value of $550,075	500,000	500,000
		11,148,040

Mutual Funds — 0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (d)	2,000,000	2,000,000
Security Description	Shares	Value
Mutual Funds — (Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (d)	2,000,000	$2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (d)	500,000	500,000
		4,500,000
Total Securities Lending Reinvestments (Cost $15,648,040)		15,648,040
Total Investments—101.9% (Cost $592,464,291)		1,216,716,438
Other assets and liabilities (net)—(1.9)%		(22,723,393)
Net Assets—100.0%		$1,193,993,045

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $24,832,100 and the collateral received consisted of cash in the amount of
$15,648,040 and non-cash collateral with a value of $9,655,221. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Interactive Media & Services	20.1
Software	13.3
Semiconductors & Semiconductor Equipment	12.7
Pharmaceuticals	5.6
Real Estate Management & Development	5.1
Textiles, Apparel & Luxury Goods	4.2
Capital Markets	4.2
Broadline Retail	4.1
Electronic Equipment, Instruments & Components	3.8
Health Care Equipment & Supplies	3.5
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$7,121,633	$—	$—	$7,121,633
China	31,899,360	7,990,185	—	39,889,545
Denmark	—	46,607,659	—	46,607,659
France	—	84,807,054	—	84,807,054
Germany	—	48,741,514	—	48,741,514
India	18,431,927	66,577,211	—	85,009,138
Israel	11,120,958	—	—	11,120,958
Italy	—	14,949,557	—	14,949,557
BHFTI-153

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Japan	$—	$56,856,336	$—	$56,856,336
Netherlands	—	21,494,237	—	21,494,237
Spain	—	15,263,208	—	15,263,208
Sweden	—	61,173,454	—	61,173,454
Switzerland	—	10,062,434	—	10,062,434
United States	684,182,468	—	—	684,182,468
Total Common Stocks	752,756,346	434,522,849	—	1,187,279,195
Total Short-Term Investments*	—	13,789,203	—	13,789,203
Securities Lending Reinvestments
Mutual Funds	4,500,000	—	—	4,500,000
Repurchase Agreements	—	11,148,040	—	11,148,040
Total Securities Lending Reinvestments*	4,500,000	11,148,040	—	15,648,040
Total Investments	$757,256,346	$459,460,092	$—	$1,216,716,438
Collateral for Securities Loaned (Liability)	$—	$(15,648,040)	$—	$(15,648,040)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-154

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
Loar Holdings, Inc. (a)	34,623	$2,582,529
Moog, Inc. - Class A	38,130	7,703,023
		10,285,552
Air Freight & Logistics — 0.8%
GXO Logistics, Inc. (a)	147,202	7,664,808
Automobile Components — 1.1%
Modine Manufacturing Co. (a) (b)	75,107	9,973,458
Banks — 1.9%
Bancorp, Inc. (a)	152,362	8,151,367
Western Alliance Bancorp	110,481	9,555,502
		17,706,869
Biotechnology — 7.4%
ADMA Biologics, Inc. (a)	466,130	9,317,939
Ascendis Pharma AS (ADR) (a)	46,324	6,916,636
Blueprint Medicines Corp. (a)	50,992	4,716,760
Halozyme Therapeutics, Inc. (a)	78,649	4,501,869
Madrigal Pharmaceuticals, Inc. (a) (b)	19,863	4,215,326
Natera, Inc. (a) (b)	74,484	9,455,744
Twist Bioscience Corp. (a) (b)	210,278	9,500,360
Vaxcyte, Inc. (a) (b)	79,547	9,089,836
Vericel Corp. (a)	154,729	6,537,300
Viking Therapeutics, Inc. (a) (b)	71,400	4,520,334
		68,772,104
Broadline Retail — 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	76,558	7,441,438
Building Products — 3.1%
AAON, Inc. (b)	115,695	12,476,549
AZEK Co., Inc. (a)	151,760	7,102,368
Simpson Manufacturing Co., Inc.	38,104	7,288,152
Zurn Elkay Water Solutions Corp.	49,073	1,763,683
		28,630,752
Capital Markets — 5.6%
Hamilton Lane, Inc. - Class A	62,726	10,562,431
Jefferies Financial Group, Inc.	168,216	10,353,695
Piper Sandler Cos.	31,845	9,037,929
StepStone Group, Inc. - Class A (b)	159,214	9,048,132
TMX Group Ltd.	417,527	13,086,598
		52,088,785
Chemicals — 1.7%
Element Solutions, Inc. (b)	404,435	10,984,454
Quaker Chemical Corp.	30,308	5,106,595
		16,091,049
Commercial Services & Supplies — 1.4%
Clean Harbors, Inc. (a)	53,072	12,828,033
Communications Equipment — 0.5%
Harmonic, Inc. (a)	330,495	4,815,312
Security Description	Shares	Value
Construction & Engineering — 3.3%
AECOM	67,200	$6,939,744
Comfort Systems USA, Inc.	19,643	7,667,645
Construction Partners, Inc. - Class A (a)	117,977	8,234,795
Sterling Infrastructure, Inc. (a)	54,217	7,862,549
		30,704,733
Construction Materials — 1.2%
Eagle Materials, Inc. (b)	39,453	11,348,655
Consumer Staples Distribution & Retail — 0.8%
Maplebear, Inc. (a)	170,958	6,964,829
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc. (a)	69,133	9,687,607
Stride, Inc. (a) (b)	133,407	11,380,951
		21,068,558
Electrical Equipment — 1.1%
nVent Electric PLC	143,849	10,106,831
Electronic Equipment, Instruments & Components — 4.7%
Coherent Corp. (a)	139,670	12,418,060
Fabrinet (a)	21,223	5,017,966
Itron, Inc. (a)	69,683	7,442,841
Littelfuse, Inc.	25,260	6,700,215
Novanta, Inc. (a)	37,667	6,739,379
PAR Technology Corp. (a) (b)	88,471	4,607,570
		42,926,031
Energy Equipment & Services — 1.4%
TechnipFMC PLC	300,727	7,888,069
Weatherford International PLC	57,298	4,865,746
		12,753,815
Financial Services — 1.1%
PennyMac Financial Services, Inc.	84,601	9,641,976
Food Products — 2.2%
Freshpet, Inc. (a) (b)	78,301	10,709,228
Post Holdings, Inc. (a) (b)	86,110	9,967,232
		20,676,460
Ground Transportation — 0.9%
Saia, Inc. (a)	19,677	8,603,965
Health Care Equipment & Supplies — 6.4%
Glaukos Corp. (a)	74,413	9,694,526
Inspire Medical Systems, Inc. (a) (b)	31,321	6,610,297
Integer Holdings Corp. (a) (b)	56,909	7,398,170
Lantheus Holdings, Inc. (a)	92,857	10,191,056
Merit Medical Systems, Inc. (a)	86,513	8,550,080
TransMedics Group, Inc. (a) (b)	62,843	9,866,351
UFP Technologies, Inc. (a) (b)	22,875	7,244,512
		59,554,992
BHFTI-155

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services — 4.6%
Encompass Health Corp.	110,866	$10,714,090
Guardant Health, Inc. (a)	186,450	4,277,163
HealthEquity, Inc. (a)	83,242	6,813,358
Option Care Health, Inc. (a) (b)	194,691	6,093,828
Tenet Healthcare Corp. (a)	89,552	14,883,543
		42,781,982
Hotels, Restaurants & Leisure — 3.6%
Shake Shack, Inc. - Class A (a)	80,024	8,259,277
Texas Roadhouse, Inc.	40,914	7,225,412
Travel & Leisure Co.	86,687	3,994,537
Wingstop, Inc.	17,978	7,480,286
Wyndham Hotels & Resorts, Inc.	78,589	6,140,945
		33,100,457
Household Durables — 3.6%
Cavco Industries, Inc. (a)	20,046	8,584,499
Installed Building Products, Inc.	33,140	8,161,388
M/I Homes, Inc. (a)	37,004	6,341,005
SharkNinja, Inc.	90,139	9,799,011
		32,885,903
Independent Power and Renewable Electricity Producers — 1.2%
Talen Energy Corp. (a) (b)	61,244	10,916,131
Industrial REITs — 1.5%
EastGroup Properties, Inc.	34,989	6,536,645
Terreno Realty Corp.	105,159	7,027,776
		13,564,421
IT Services — 0.9%
DigitalOcean Holdings, Inc. (a) (b)	200,519	8,098,962
Life Sciences Tools & Services — 2.4%
BioLife Solutions, Inc. (a) (b)	318,202	7,967,778
Bio-Techne Corp.	89,229	7,132,074
Repligen Corp. (a) (b)	46,562	6,929,357
		22,029,209
Machinery — 4.5%
Enpro, Inc.	47,149	7,646,625
Esab Corp.	66,196	7,037,297
Federal Signal Corp.	100,457	9,388,711
Nordson Corp. (b)	31,250	8,207,188
RBC Bearings, Inc. (a) (b)	30,051	8,996,668
		41,276,489
Metals & Mining — 1.0%
ATI, Inc. (a)	141,791	9,487,236
Oil, Gas & Consumable Fuels — 2.0%
Chord Energy Corp.	31,334	4,080,627
Matador Resources Co.	91,898	4,541,599
Permian Resources Corp.	382,176	5,201,416
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp.	139,974	$4,305,600
		18,129,242
Personal Care Products — 0.4%
elf Beauty, Inc. (a) (b)	35,955	3,920,174
Pharmaceuticals — 1.7%
Intra-Cellular Therapies, Inc. (a)	100,702	7,368,366
Prestige Consumer Healthcare, Inc. (a)	118,442	8,539,668
		15,908,034
Professional Services — 1.8%
CBIZ, Inc. (a)	38,381	2,582,657
KBR, Inc.	112,951	7,356,499
Verra Mobility Corp. (a) (b)	248,149	6,901,024
		16,840,180
Semiconductors & Semiconductor Equipment — 5.3%
Allegro MicroSystems, Inc. (a) (b)	216,813	5,051,743
Astera Labs, Inc. (a) (b)	132,290	6,930,673
Impinj, Inc. (a) (b)	29,343	6,353,346
MACOM Technology Solutions Holdings, Inc. (a)	82,259	9,152,136
Nova Ltd. (a) (b)	29,667	6,180,823
Onto Innovation, Inc. (a)	38,573	8,006,212
SiTime Corp. (a) (b)	44,664	7,660,323
		49,335,256
Software — 10.8%
ACI Worldwide, Inc. (a)	140,458	7,149,312
Altair Engineering, Inc. - Class A (a) (b)	102,948	9,832,563
Braze, Inc. - Class A (a)	158,175	5,115,380
Clearwater Analytics Holdings, Inc. - Class A (a)	280,331	7,078,358
Confluent, Inc. - Class A (a)	114,464	2,332,776
CyberArk Software Ltd. (a)	28,774	8,390,786
Descartes Systems Group, Inc. (a)	67,404	6,939,916
Guidewire Software, Inc. (a)	77,326	14,146,018
Pegasystems, Inc.	101,184	7,395,539
Procore Technologies, Inc. (a)	97,536	6,019,922
Q2 Holdings, Inc. (a)	136,649	10,900,491
SentinelOne, Inc. - Class A (a) (b)	304,330	7,279,574
Varonis Systems, Inc. (a) (b)	121,507	6,865,145
		99,445,780
Specialty Retail — 1.9%
Academy Sports & Outdoors, Inc. (b)	80,676	4,708,251
Boot Barn Holdings, Inc. (a) (b)	15,949	2,667,949
Murphy USA, Inc.	15,317	7,549,290
RH (a) (b)	8,421	2,816,235
		17,741,725
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	34,690	7,740,380
FTAI Aviation Ltd. (b)	65,933	8,762,496
BHFTI-156

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
SiteOne Landscape Supply, Inc. (a) (b)	20,219	$3,051,249
		19,554,125
Total Common Stocks (Cost $697,588,385)		925,664,311

Short-Term Investments—0.0%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $375,559; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $383,068	375,520	375,520
Total Short-Term Investments (Cost $375,520)		375,520

Securities Lending Reinvestments (c)—10.9%
Certificates of Deposit—0.7%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (d)	1,000,000	1,000,138
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,006
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (d)	1,000,000	999,988
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (d)	1,000,000	1,000,104
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,051
		5,993,757
Commercial Paper—0.4%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (d)	1,000,000	999,989
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (d)	3,000,000	3,000,330
		4,000,319
Repurchase Agreements—9.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $4,300,591; collateralized by various Common Stock with an aggregate market value of $4,788,862	4,300,000	4,300,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $12,001,653; collateralized by various Common Stock with an aggregate market value of $13,364,266	12,000,000	12,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $3,200,443; collateralized by various Common Stock with an aggregate market value of $3,563,804	3,200,000	3,200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	$2,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $18,258,749; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $18,623,924	18,256,285	18,256,285
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $3,014,963; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $3,002,893; collateralized by various Common Stock with an aggregate market value of $3,346,979	3,000,000	3,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,000,416; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $3,147,205	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,542	100,000	100,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $2,050,238	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,340,366	3,000,000	3,000,000
BHFTI-157

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $19,002,602; collateralized by various Common Stock with an aggregate market value of $20,902,864	19,000,000	$19,000,000
		84,856,285
Time Deposits—0.4%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	3,000,000	3,000,000
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (d)	1,000,000	1,000,000
		4,000,000

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	1,000,000	1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $100,849,310)		100,850,361
Total Investments—111.0% (Cost $798,813,215)		1,026,890,192
Other assets and liabilities (net)—(11.0)%		(102,130,650)
Net Assets—100.0%		$924,759,542

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $160,981,056 and the collateral received consisted of cash in the amount of $100,816,177 and non-cash collateral with a value of $63,047,536. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$925,664,311	$—	$—	$925,664,311
Total Short-Term Investments*	—	375,520	—	375,520
Securities Lending Reinvestments
Certificates of Deposit	—	5,993,757	—	5,993,757
Commercial Paper	—	4,000,319	—	4,000,319
Repurchase Agreements	—	84,856,285	—	84,856,285
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	98,850,361	—	100,850,361
Total Investments	$927,664,311	$99,225,881	$—	$1,026,890,192
Collateral for Securities Loaned (Liability)	$—	$(100,816,177)	$—	$(100,816,177)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-158

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—55.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 29.9%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	9,575,041	$8,307,618
2.500%, 05/01/51	2,208,400	1,929,306
2.500%, 01/01/52	4,109,774	3,595,497
3.000%, 09/01/50	3,204,721	2,923,254
3.000%, 02/01/52	2,683,623	2,408,698
3.500%, 03/01/32	272,483	267,891
3.500%, 12/01/32	955,154	932,581
3.500%, 01/01/33	1,336,109	1,301,887
3.500%, 03/01/33	1,497,359	1,458,854
3.500%, 04/01/33	2,296,966	2,244,699
3.500%, 05/01/33	559,445	544,176
3.500%, 06/01/43	736,227	701,908
3.700%, 06/01/34	3,287,611	3,145,372
3.750%, 08/01/32	3,500,000	3,388,097
4.000%, 09/01/32	181,813	180,151
4.000%, 11/01/32	667,159	661,023
4.000%, 12/01/32	387,613	383,728
4.000%, 01/01/33	37,785	37,468
4.000%, 02/01/33	124,109	122,977
4.000%, 08/01/42	830,670	821,471
4.000%, 08/01/43	1,386,545	1,366,045
4.000%, 01/01/46	1,039,296	1,022,325
4.000%, 07/01/48	1,287,783	1,254,582
4.000%, 05/01/52	729,380	703,565
5.000%, 02/01/34	89,013	89,733
5.000%, 08/01/39	455,069	469,320
6.952%, 1Y RFUCCT + 1.850%, 07/01/40 (a)	222,507	230,359
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
7.080%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,420,796	1,348,673
9.530%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,343,487	1,380,803
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,856,745
3.243%, 04/25/27	1,996,000	1,959,758
3.303%, 11/25/27 (a)	1,755,000	1,724,380
3.336%, 04/25/28 (a)	1,790,000	1,749,166
3.690%, 01/25/29	397,000	392,768
3.710%, 09/25/32 (a)	3,035,000	2,948,858
3.800%, 10/25/32 (a)	2,100,000	2,050,579
3.850%, 05/25/28 (a)	7,385,000	7,351,913
3.900%, 08/25/28 (a)	3,170,000	3,161,885
Federal Home Loan Mortgage Corp. REMICS
0.914%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,319,055	158,507
0.944%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	662,460	58,957
3.000%, 02/15/26	73,523	72,729
5.000%, 08/15/35	525,986	542,838
5.907%, SOFR30A + 0.564%, 08/15/42 (a)	1,565,305	1,551,351
6.000%, 07/15/35	1,293,003	1,385,747
6.000%, 03/15/36	1,127,816	1,201,589
6.137%, SOFR30A + 0.794%, 11/15/37 (a)	242,103	242,829
6.500%, 05/15/28	49,362	50,173
6.500%, 03/15/37	245,957	265,919
6.807%, SOFR30A + 1.464%, 03/15/38 (a)	600,000	629,231
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,981,905	$2,555,333
3.250%, 11/25/61	2,234,565	1,997,976
3.500%, 05/25/57	3,079,990	2,843,065
3.500%, 06/25/57	2,875,913	2,650,536
3.500%, 07/25/58	2,688,108	2,446,293
3.500%, 10/25/58	1,347,648	1,124,569
3.500%, 05/25/64 (144A)	3,387,761	3,059,905
4.000%, 11/25/57	2,228,935	2,099,695
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	309,002	240,778
3.000%, 01/15/43	1,012,630	943,885
Federal National Mortgage Association
1.507%, 11/01/32 (a)	8,235,324	6,811,219
1.754%, 03/01/32 (a)	5,043,679	4,304,991
1.800%, 10/01/33	3,484,000	2,892,575
1.930%, 11/01/31	4,300,000	3,712,783
2.000%, 08/01/51	4,235,853	3,509,685
2.010%, 01/01/32	4,050,000	3,523,954
2.440%, 06/01/30	2,904,265	2,668,280
2.500%, 05/01/50	3,381,021	2,966,276
2.500%, 09/01/50	2,819,072	2,481,072
2.500%, 10/01/50	2,062,362	1,819,306
2.500%, 05/01/51	3,552,596	3,099,958
2.500%, 09/01/51	3,350,293	2,892,594
2.500%, 10/01/51	6,481,516	5,642,617
2.500%, 01/01/52	2,654,665	2,313,850
2.500%, 02/01/52	3,639,884	3,190,678
2.500%, 03/01/52	3,693,166	3,244,781
2.500%, 05/01/52	4,496,966	3,951,753
2.500%, 09/01/52	4,904,300	4,265,442
2.500%, 03/01/62	2,481,827	2,067,831
2.510%, 10/01/30	3,150,000	2,882,268
2.730%, 07/01/28	2,766,149	2,637,084
2.810%, 09/01/31	1,355,702	1,258,855
2.970%, 06/01/30	2,750,000	2,598,449
2.980%, 09/01/36	1,151,291	1,079,455
3.000%, 01/01/43	1,419,142	1,323,940
3.000%, 01/01/52	2,551,715	2,294,459
3.000%, 02/01/52	5,494,800	4,988,825
3.000%, 06/01/52	3,777,197	3,395,786
3.000%, 07/01/60	2,411,048	2,114,041
3.000%, 03/01/61	2,931,682	2,602,074
3.500%, 08/01/26	28,172	27,860
3.500%, 02/01/33	830,557	812,710
3.500%, 05/01/33	1,127,530	1,102,655
3.500%, 07/01/42	712,550	681,108
3.500%, 08/01/42	227,743	218,024
3.500%, 07/01/43	928,725	884,435
3.500%, 01/01/50	2,742,520	2,560,872
3.500%, 07/01/50	1,969,394	1,857,172
3.500%, 12/01/51	1,613,747	1,510,800
3.500%, 02/01/52	4,162,094	3,883,657
3.500%, 03/01/60	1,943,278	1,795,152
3.500%, 03/01/61	1,383,949	1,266,547
BHFTI-159

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.500%, 03/01/62	3,071,124	$2,810,254
3.540%, 06/01/32	4,357,000	4,138,743
3.550%, 02/01/30	1,500,000	1,463,516
3.730%, 10/01/32	2,463,120	2,379,427
3.800%, 09/01/32	3,411,180	3,308,899
3.805%, 11/01/32	2,025,000	1,968,429
3.895%, 02/01/33	3,450,000	3,366,251
3.970%, 08/01/33	4,749,759	4,606,640
4.000%, 02/01/31	288,360	287,056
4.000%, 10/01/32	156,912	155,202
4.000%, 12/01/40	81,272	80,259
4.000%, 07/01/42	492,512	483,939
4.000%, 06/01/47	487,912	477,629
4.000%, 04/01/52	5,308,164	5,106,364
4.000%, 05/01/52	7,418,494	7,136,849
4.170%, 05/01/33	3,000,000	2,986,857
4.185%, 04/01/33	3,000,000	2,992,306
4.190%, 04/01/33	2,000,000	1,995,129
4.330%, 01/01/33	2,700,000	2,723,497
4.420%, 02/01/33	4,075,000	4,127,766
4.500%, 02/01/40	150,443	152,165
4.500%, 06/01/62	2,000,477	1,966,489
4.520%, 06/01/33	1,577,778	1,608,653
4.520%, 10/01/33	1,300,000	1,323,985
4.550%, 09/01/33	3,136,750	3,212,021
4.590%, 04/01/33	3,350,000	3,413,869
4.735%, 02/01/33	3,100,000	3,196,199
5.000%, 09/01/35	267,034	273,831
5.000%, 06/01/53	3,892,098	3,890,157
5.080%, 02/01/32	3,145,000	3,293,363
5.290%, 12/01/32	2,510,315	2,652,752
5.500%, 01/01/58	1,727,258	1,801,456
6.000%, 07/01/28	43,940	44,894
6.000%, 12/01/39	109,205	115,056
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	254,811	267,646
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,897,793	3,761,884
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	543,012	420,760
Zero Coupon, 10/25/43 (c)	304,415	227,990
Zero Coupon, 12/25/43 (c)	562,408	438,883
1.135%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,484,269	238,156
3.500%, 02/25/43	1,221,950	1,166,172
3.500%, 11/25/57	2,022,500	1,958,956
5.000%, 03/25/40	1,636,678	1,685,054
5.500%, 12/25/35	443,925	464,287
5.895%, SOFR30A + 0.614%, 10/25/42 (a)	190,441	189,245
5.995%, SOFR30A + 0.714%, 10/25/43 (a)	709,234	707,066
5.995%, SOFR30A + 0.714%, 12/25/43 (a)	670,804	668,918
6.000%, 01/25/36	787,814	818,354
6.295%, SOFR30A + 1.014%, 03/25/38 (a)	83,735	84,677
6.395%, SOFR30A + 1.114%, 08/25/32 (a)	186,965	189,070
6.500%, 07/18/28	23,519	23,888
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association-ACES
1.000%, 11/25/33	180,096	$176,962
1.200%, 10/25/30	873,326	814,248
1.764%, 11/25/31 (a)	7,400,000	6,304,407
1.925%, 10/25/30 (a) (b)	13,328,521	695,866
2.002%, 01/25/32 (a)	5,000,000	4,311,838
2.030%, 11/25/33 (a) (b)	6,590,827	480,531
2.488%, 05/25/26	1,224,104	1,190,965
2.547%, 12/25/26 (a)	653,089	632,597
3.061%, 05/25/27 (a)	2,352,616	2,297,132
3.093%, 04/25/29 (a)	1,559,448	1,498,945
3.159%, 03/25/28 (a)	1,502,896	1,458,778
3.163%, 06/25/27 (a)	1,938,519	1,893,735
3.171%, 02/25/30 (a)	1,183,576	1,134,223
3.467%, 07/25/28 (a)	3,697,618	3,626,193
3.661%, 09/25/28 (a)	2,575,783	2,536,368
3.876%, 08/25/32 (a)	2,600,000	2,525,834
FREMF Mortgage Trust
3.700%, 11/25/49 (144A) (a)	1,700,000	1,664,329
3.786%, 04/25/28 (144A) (a)	3,100,000	2,915,828
3.786%, 11/25/49 (144A) (a)	2,000,000	1,989,364
Government National Mortgage Association
2.500%, 10/20/51	2,363,156	2,082,341
3.000%, 02/20/51	1,477,600	1,347,209
3.500%, 01/20/51	2,442,372	2,264,346
3.500%, 02/20/52	2,898,044	2,733,774
4.000%, 01/20/52	2,728,607	2,646,046
4.000%, 02/20/52	3,245,228	3,135,736
4.000%, 08/20/52	6,232,522	6,024,693
4.500%, 11/20/49	1,634,697	1,613,912
4.875%, 1Y H15 + 1.500%, 04/20/41 (a)	102,619	103,362
5.000%, 05/20/52	3,158,793	3,132,795
5.500%, 07/20/53	2,612,390	2,644,511
6.813%, 1Y H15 + 1.706%, 03/20/72 (a)	2,966,959	3,078,181
6.817%, 1Y H15 + 1.705%, 04/20/72 (a)	3,572,895	3,705,231
6.839%, 1Y H15 + 1.747%, 10/20/71 (a)	3,235,299	3,350,254
6.849%, 1Y H15 + 1.746%, 11/20/71 (a)	3,467,539	3,596,860
6.852%, 1Y H15 + 1.783%, 09/20/71 (a)	3,002,378	3,118,558
6.861%, 1Y H15 + 1.740%, 04/20/72 (a)	2,838,773	2,944,840
6.879%, 1Y H15 + 1.780%, 12/20/71 (a)	2,903,218	3,016,110
6.898%, 1Y H15 + 1.827%, 08/20/71 (a)	3,078,456	3,199,284
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,373	16,997
1.650%, 04/20/63	50,283	47,583
4.428%, 04/20/43 (a)	852,738	825,823
4.899%, 11/20/42 (a)	2,854,289	2,929,261
5.000%, 12/20/33	346,274	345,881
5.000%, 06/16/39	37,285	37,285
5.000%, 07/20/39	730,769	738,564
5.000%, 10/20/39	750,341	758,645
5.103%, 06/20/40 (a)	1,030,294	1,058,942
5.500%, 07/16/33 (b)	296,578	11,639
5.575%, 1M TSFR + 0.614%, 09/20/37 (a)	79,126	79,103
5.590%, 1M TSFR + 0.414%, 08/20/60 (a)	70	70
5.715%, 1M TSFR + 0.514%, 02/20/62 (a)	18,463	18,253
5.767%, 1M TSFR + 0.414%, 11/20/62 (a)	326	323
BHFTI-160

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.807%, 1M TSFR + 0.454%, 12/20/62 (a)	374,964	$373,440
5.877%, 1M TSFR + 0.524%, 03/20/63 (a)	96,816	96,565
5.887%, 1M TSFR + 0.534%, 02/20/63 (a)	476,093	474,412
5.937%, 1M TSFR + 0.584%, 03/20/63 (a)	345,776	344,883
5.937%, 1M TSFR + 0.584%, 07/20/64 (a)	318,350	317,801
5.937%, 1M TSFR + 0.584%, 09/20/64 (a)	623,373	622,414
5.947%, 1M TSFR + 0.594%, 04/20/63 (a)	548,940	548,177
5.967%, 1M TSFR + 0.614%, 01/20/63 (a)	10,418	10,366
5.967%, 1M TSFR + 0.614%, 04/20/63 (a)	1,301,987	1,300,167
5.967%, 1M TSFR + 0.614%, 06/20/64 (a)	2,180,022	2,176,934
5.967%, 1M TSFR + 0.614%, 07/20/64 (a)	1,020,130	1,017,800
6.017%, 1M TSFR + 0.664%, 04/20/62 (a)	62	62
6.067%, 1M TSFR + 0.714%, 04/20/64 (a)	3,842,845	3,842,830
6.117%, 1M TSFR + 0.764%, 07/20/63 (a)	64,467	64,527
6.117%, 1M TSFR + 0.764%, 01/20/64 (a)	98,021	98,087
6.117%, 1M TSFR + 0.764%, 02/20/64 (a)	336,768	336,994
6.117%, 1M TSFR + 0.764%, 03/20/64 (a)	207,079	207,238
6.157%, 1M TSFR + 0.804%, 02/20/64 (a)	938,954	940,118
6.167%, 1M TSFR + 0.814%, 09/20/63 (a)	201,059	201,368
6.217%, 1M TSFR + 0.864%, 09/20/63 (a)	69,208	69,343
6.467%, 1M TSFR + 1.114%, 12/20/66 (a)	609,961	612,217
		407,937,097
Federal Agencies — 0.2%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	1,851,335
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32	1,000,000	730,500
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35	750,000	461,966
		3,043,801
U.S. Treasury — 25.3%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	366,647
1.250%, 05/15/50	528,000	282,562
1.375%, 08/15/50	380,000	209,312
1.625%, 11/15/50	6,800,000	3,999,781
1.875%, 02/15/51	13,028,900	8,163,420
1.875%, 11/15/51	8,840,000	5,507,044
2.000%, 02/15/50	5,127,000	3,340,761
2.000%, 08/15/51	3,675,000	2,367,217
2.250%, 05/15/41	12,370,000	9,587,233
2.250%, 08/15/46	6,537,000	4,679,828
2.250%, 08/15/49	170,000	117,771
2.250%, 02/15/52	10,400,000	7,091,906
2.375%, 02/15/42	11,600,000	9,034,406
2.375%, 11/15/49	4,475,000	3,180,746
2.750%, 11/15/42	9,475,000	7,769,870
2.750%, 08/15/47	8,000,000	6,243,438
2.750%, 11/15/47	6,250,000	4,866,211
2.875%, 05/15/43	10,415,000	8,646,891
2.875%, 05/15/49	27,000	21,314
2.875%, 05/15/52	2,280,000	1,785,614
3.000%, 11/15/44	238,000	198,591
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/47	276,000	$226,169
3.000%, 02/15/48	470,000	382,261
3.000%, 08/15/48	7,330,000	5,944,458
3.125%, 02/15/43	1,160,000	1,003,717
3.125%, 05/15/48	1,942,000	1,612,922
3.500%, 02/15/39	8,783,500	8,383,782
3.625%, 08/15/43	6,050,000	5,602,867
3.625%, 02/15/44	4,325,000	3,991,840
3.625%, 02/15/53	23,981,000	21,805,848
3.750%, 11/15/43	2,908,000	2,735,792
3.875%, 08/15/40	5,950,000	5,863,074
3.875%, 02/15/43	435,000	419,639
3.875%, 05/15/43	215,000	207,005
4.000%, 11/15/42	4,600,000	4,526,687
4.250%, 05/15/39	2,850,000	2,946,521
4.375%, 02/15/38	720,000	758,531
4.375%, 05/15/41	1,200,000	1,252,125
5.250%, 02/15/29	500,000	535,781
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28 (d)	750,675	756,726
U.S. Treasury Notes
0.625%, 08/15/30	1,850,000	1,559,059
1.000%, 07/31/28	4,750,000	4,313,965
1.250%, 08/15/31	770,000	657,598
1.375%, 11/15/31	2,148,500	1,839,905
1.500%, 02/15/30	1,105,000	992,212
1.625%, 05/15/31	3,640,000	3,209,030
1.875%, 02/28/29	9,200,000	8,565,344
1.875%, 02/15/32	40,950,000	36,163,969
2.750%, 05/31/29	1,080,000	1,041,483
2.875%, 04/30/29	23,000,000	22,318,086
2.875%, 05/15/32	3,365,000	3,180,714
3.125%, 08/31/29	6,485,000	6,349,980
3.375%, 05/15/33	10,280,000	9,994,489
4.000%, 10/31/29 (e)	13,000,000	13,240,703
4.000%, 02/15/34	33,173,400	33,743,568
4.500%, 11/15/33	2,500,000	2,640,137
U.S. Treasury STRIPS Coupon
Zero Coupon, 05/15/28	5,755,000	5,047,283
Zero Coupon, 08/15/28	250,000	217,299
Zero Coupon, 02/15/30	6,300,000	5,167,221
Zero Coupon, 05/15/30	700,000	568,448
Zero Coupon, 08/15/30	3,925,000	3,150,772
Zero Coupon, 11/15/30	5,425,000	4,310,219
Zero Coupon, 02/15/31	1,775,000	1,397,239
Zero Coupon, 11/15/31	3,000,000	2,289,581
Zero Coupon, 02/15/32	12,900,000	9,744,501
Zero Coupon, 05/15/32	800,000	598,182
Zero Coupon, 08/15/33	400,000	283,238
Zero Coupon, 11/15/33	1,000,000	700,605
Zero Coupon, 02/15/34	2,000,000	1,387,069
Zero Coupon, 08/15/34	2,600,000	1,763,755
BHFTI-161

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 05/15/35	4,000,000	$2,622,525
		345,474,487
Total U.S. Treasury & Government Agencies (Cost $810,659,030)		756,455,385

Corporate Bonds & Notes—27.7%
Aerospace/Defense — 0.8%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	614,989
3.000%, 09/15/50 (144A)	332,000	231,846
Boeing Co.
2.196%, 02/04/26	905,000	871,505
2.750%, 02/01/26	592,000	574,577
3.100%, 05/01/26	360,000	348,987
3.250%, 03/01/28	659,000	621,364
4.875%, 05/01/25	435,000	433,342
5.040%, 05/01/27	335,000	336,014
5.150%, 05/01/30	675,000	676,622
5.705%, 05/01/40	550,000	536,630
6.298%, 05/01/29 (144A)	580,000	610,211
6.388%, 05/01/31 (144A)	330,000	350,901
6.528%, 05/01/34 (144A)	540,000	579,563
L3Harris Technologies, Inc.
5.250%, 06/01/31	640,000	666,146
5.400%, 07/31/33	704,000	735,361
Northrop Grumman Corp.
3.850%, 04/15/45	182,000	153,853
RTX Corp.
2.820%, 09/01/51	1,260,000	842,878
3.750%, 11/01/46	550,000	449,300
4.350%, 04/15/47	133,000	118,086
4.500%, 06/01/42	550,000	511,606
5.150%, 02/27/33	582,000	605,059
		10,868,840
Agriculture — 0.4%
Altria Group, Inc.
2.450%, 02/04/32	1,250,000	1,066,838
BAT Capital Corp.
2.259%, 03/25/28	465,000	432,637
4.390%, 08/15/37	660,000	600,331
4.540%, 08/15/47	363,000	306,613
BAT International Finance PLC
1.668%, 03/25/26	345,000	331,473
Bunge Ltd. Finance Corp.
2.750%, 05/14/31	1,205,000	1,087,250
4.650%, 09/17/34	730,000	728,419
Reynolds American, Inc.
7.000%, 08/04/41	570,000	637,553
		5,191,114
Security Description	Principal Amount*	Value

Airlines — 0.6%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	354,714	$331,295
3.550%, 07/15/31 (144A)	502,973	469,915
4.125%, 11/15/26 (144A)	593,061	588,549
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	448,495	420,078
3.800%, 03/20/33 (144A)	383,160	370,581
4.125%, 03/20/33 (144A)	515,694	488,620
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	314,981	294,543
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	198,483	183,228
United Airlines Pass-Through Trust
3.100%, 04/07/30	643,116	585,411
3.500%, 09/01/31	633,305	596,351
3.700%, 09/01/31	869,729	797,728
4.000%, 10/11/27	304,522	299,867
4.150%, 02/25/33	952,992	914,432
4.300%, 02/15/27	419,827	415,454
4.600%, 09/01/27	371,324	366,201
5.450%, 08/15/38	739,000	769,077
		7,891,330
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
1.250%, 01/08/26 (e)	683,000	655,353
2.350%, 01/08/31	424,000	362,932
2.700%, 06/10/31	1,050,000	904,816
5.950%, 04/04/34	300,000	310,480
Hyundai Capital America
1.500%, 06/15/26 (144A)	645,000	613,747
1.800%, 01/10/28 (144A)	635,000	581,954
2.375%, 10/15/27 (144A)	400,000	376,899
3.000%, 02/10/27 (144A)	240,000	232,390
4.550%, 09/26/29 (144A)	500,000	498,946
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (e)	606,000	516,877
Volkswagen Group of America Finance LLC
1.625%, 11/24/27 (144A)	300,000	274,689
		5,329,083
Auto Parts & Equipment — 0.0%
Lear Corp.
2.600%, 01/15/32	355,000	302,752
Banks — 8.8%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	183,890
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	1,100,000	1,119,821
Australia & New Zealand Banking Group Ltd.
4.400%, 05/19/26 (144A)	200,000	199,151
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	786,887
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	200,000	189,462
5.147%, 08/18/25	200,000	200,484
BHFTI-162

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander SA
5.588%, 08/08/28	1,600,000	$1,665,585
6.607%, 11/07/28	1,000,000	1,085,005
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	386,084
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	940,077
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	749,694
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	2,500,000	2,463,804
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	382,000	377,499
4.250%, 10/22/26	520,000	519,739
4.376%, SOFR + 1.580%, 04/27/28 (a) (e)	1,100,000	1,101,743
5.202%, SOFR + 1.630%, 04/25/29 (a)	1,460,000	1,501,182
5.425%, SOFR + 1.913%, 08/15/35 (a)	628,000	643,765
5.468%, SOFR + 1.650%, 01/23/35 (a) (e)	2,955,000	3,107,490
5.819%, SOFR + 1.570%, 09/15/29 (a)	1,580,000	1,662,767
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	625,262
5.601%, SOFR + 1.620%, 03/20/30 (144A) (a)	425,000	440,899
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (a)	1,218,000	1,234,434
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (a) (e)	413,000	417,282
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (a)	620,000	700,732
Bank of Nova Scotia
4.850%, 02/01/30	1,040,000	1,064,272
Banque Federative du Credit Mutuel SA
1.604%, 10/04/26 (144A)	840,000	796,635
5.790%, 07/13/28 (144A)	855,000	896,097
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	403,442
4.942%, SOFR + 1.560%, 09/10/30 (a)	485,000	489,008
6.496%, SOFR + 1.880%, 09/13/27 (a)	1,655,000	1,714,282
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	394,272
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a)	586,000	523,213
5.176%, SOFR + 1.520%, 01/09/30 (144A) (a) (e)	1,305,000	1,338,864
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a) (e)	890,000	922,271
5.738%, SOFR + 1.880%, 02/20/35 (144A) (a)	1,615,000	1,709,270
BPCE SA
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	517,144
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	353,624
5.716%, SOFR + 1.959%, 01/18/30 (144A) (a)	370,000	382,136
5.936%, SOFR + 1.850%, 05/30/35 (144A) (a)	1,175,000	1,230,397
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	804,214
3.057%, SOFR + 1.351%, 01/25/33 (a)	677,000	604,675
4.300%, 11/20/26	750,000	749,239
4.450%, 09/29/27	1,294,000	1,295,802
4.542%, SOFR + 1.338%, 09/19/30 (a)	988,000	989,146
5.449%, SOFR + 1.447%, 06/11/35 (a)	1,000,000	1,043,015
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	505,320
4.375%, 08/04/25	424,000	421,770
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	2,182,153
4.375%, 03/17/25 (144A)	295,000	293,444
Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole SA
5.335%, SOFR + 1.690%, 01/10/30 (144A) (a)	1,350,000	$1,389,178
Danske Bank AS
4.613%, 5Y H15 + 1.100%, 10/02/30 (144A) (a)	440,000	439,496
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a) (e)	920,000	958,863
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	303,000	293,421
2.311%, SOFR + 1.219%, 11/16/27 (a)	312,000	296,825
3.547%, SOFR + 3.043%, 09/18/31 (a)	1,600,000	1,491,506
4.999%, SOFR + 1.700%, 09/11/30 (a)	150,000	150,809
5.403%, SOFR + 2.050%, 09/11/35 (a)	150,000	150,968
5.414%, 05/10/29 (e)	455,000	472,725
Discover Bank
4.250%, 03/13/26	1,229,000	1,223,786
DNB Bank ASA
1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a) (e)	1,030,000	961,079
Federation des Caisses Desjardins du Quebec
5.700%, 03/14/28 (144A)	700,000	724,219
Fifth Third Bancorp
8.250%, 03/01/38	200,000	251,876
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,913,031
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	744,538
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	812,647
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	884,292
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	2,614,000	2,572,619
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	445,000	419,526
5.049%, SOFR + 1.210%, 07/23/30 (a)	745,000	764,426
5.330%, SOFR + 1.550%, 07/23/35 (a) (e)	1,570,000	1,626,337
6.484%, SOFR + 1.770%, 10/24/29 (a)	840,000	904,544
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	577,627
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	782,404
4.041%, 3M TSFR + 1.808%, 03/13/28 (a)	432,000	427,553
4.292%, 3M TSFR + 1.609%, 09/12/26 (a)	300,000	298,629
6.332%, SOFR + 2.650%, 03/09/44 (a)	370,000	417,942
6.500%, 09/15/37	930,000	1,021,260
7.390%, SOFR + 3.350%, 11/03/28 (a)	910,000	985,164
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	273,510
6.083%, SOFR + 1.560%, 09/11/27 (a)	240,000	247,380
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	166,430
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	687,962
4.582%, 12/10/25	400,000	398,587
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	730,000	746,357
5.679%, 1Y H15 + 1.750%, 01/05/35 (a)	795,000	836,337
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	721,358
Macquarie Group Ltd.
5.033%, 01/15/30 (144A)	1,820,000	1,851,128
Mitsubishi UFJ Financial Group, Inc.
1.538%, 1Y H15 + 0.750%, 07/20/27 (a)	660,000	628,304
2.048%, 07/17/30	1,020,000	897,466
3.751%, 07/18/39	615,000	550,207
BHFTI-163

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	$733,444
2.869%, 3M TSFR + 1.572%, 09/13/30 (a)	539,000	497,725
5.778%, 1Y H15 + 1.650%, 07/06/29 (a)	790,000	826,325
Morgan Stanley
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	278,000	273,422
4.300%, 01/27/45	400,000	368,559
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	1,157,000	1,159,530
4.457%, 3M TSFR + 1.693%, 04/22/39 (a)	850,000	814,778
5.042%, SOFR + 1.215%, 07/19/30 (a)	465,000	477,846
5.123%, SOFR + 1.730%, 02/01/29 (a)	380,000	389,592
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,215,000	1,248,851
5.320%, SOFR + 1.555%, 07/19/35 (a)	625,000	649,014
5.449%, SOFR + 1.630%, 07/20/29 (a) (e)	275,000	285,752
5.466%, SOFR + 1.730%, 01/18/35 (a)	448,000	468,425
NatWest Group PLC
4.800%, 04/05/26	1,037,000	1,041,741
4.892%, 05/18/29	290,000	293,020
5.076%, 01/27/30 (e)	565,000	575,511
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	555,000	590,196
5.808%, 1Y H15 + 1.950%, 09/13/29 (a)	570,000	596,902
5.847%, 1Y H15 + 1.350%, 03/02/27 (a)	480,000	488,523
NatWest Markets PLC
5.410%, 05/17/29 (144A)	1,305,000	1,357,133
Nordea Bank Abp
5.375%, 09/22/27 (144A)	555,000	571,834
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (a)	964,000	977,356
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (a)	900,000	939,500
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	646,822
4.858%, SOFR + 1.554%, 09/11/30 (a) (e)	550,000	554,368
6.534%, SOFR + 2.600%, 01/10/29 (a)	1,300,000	1,377,297
6.833%, SOFR + 2.749%, 11/21/26 (a)	871,000	889,220
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,486,551
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	684,016
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,447,833
4.250%, 04/14/25 (144A)	785,000	779,343
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (a)	1,108,000	1,135,288
Standard Chartered PLC
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	1,028,717
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (a)	745,000	765,053
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (a)	1,865,000	1,973,515
Sumitomo Mitsui Financial Group, Inc.
3.010%, 10/19/26	212,000	206,883
3.040%, 07/16/29	1,020,000	960,862
5.520%, 01/13/28	960,000	995,571
5.710%, 01/13/30	960,000	1,016,728
Toronto-Dominion Bank
5.523%, 07/17/28	520,000	543,980
Truist Financial Corp.
5.711%, SOFR + 1.922%, 01/24/35 (a)	480,000	505,674
6.047%, SOFR + 2.050%, 06/08/27 (a)	900,000	923,528
7.161%, SOFR + 2.446%, 10/30/29 (a)	1,070,000	1,172,852
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	810,000	$774,635
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	353,372
3.869%, 01/12/29 (144A)	905,000	885,499
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (a) (e)	258,000	266,726
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (a)	725,000	757,550
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	270,000	285,007
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	262,000	289,259
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	329,952
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	693,964
Wells Fargo & Co.
5.198%, SOFR + 1.500%, 01/23/30 (a)	1,060,000	1,092,772
5.499%, SOFR + 1.780%, 01/23/35 (a) (e)	1,510,000	1,582,917
5.557%, SOFR + 1.990%, 07/25/34 (a)	425,000	445,897
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,220,000	1,269,294
		119,634,683
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,107,442
Anheuser-Busch InBev Finance, Inc.
4.625%, 02/01/44	185,000	177,174
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	1,300,000	1,253,858
4.439%, 10/06/48	950,000	879,196
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	515,000	423,108
2.750%, 01/22/30	276,000	256,032
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	179,707
Molson Coors Beverage Co.
4.200%, 07/15/46	249,000	214,814
		4,491,331
Biotechnology — 0.3%
Amgen, Inc.
3.000%, 01/15/52	595,000	420,401
4.663%, 06/15/51	347,000	317,814
5.600%, 03/02/43	500,000	525,294
5.650%, 03/02/53	211,000	221,957
Baxalta, Inc.
5.250%, 06/23/45	27,000	27,027
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	707,288
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	1,000,000	864,052
Royalty Pharma PLC
1.200%, 09/02/25	303,000	293,492
2.150%, 09/02/31	447,000	380,909
		3,758,234
Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	209,212
BHFTI-164

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Martin Marietta Materials, Inc.
3.450%, 06/01/27	499,000	$489,613
Masco Corp.
2.000%, 10/01/30	260,000	226,719
6.500%, 08/15/32	720,000	792,324
		1,717,868
Chemicals — 0.2%
Albemarle Corp.
5.450%, 12/01/44	350,000	332,042
DuPont de Nemours, Inc.
5.319%, 11/15/38	1,910,000	2,079,909
Nutrien Ltd.
4.125%, 03/15/35	620,000	578,184
		2,990,135
Commercial Services — 0.5%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	610,000	650,030
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	596,590
Ford Foundation
2.815%, 06/01/70	275,000	175,193
Global Payments, Inc.
2.900%, 05/15/30	211,000	192,183
2.900%, 11/15/31 (e)	404,000	355,594
3.200%, 08/15/29 (e)	1,437,000	1,346,279
5.300%, 08/15/29	272,000	279,591
Pepperdine University
3.301%, 12/01/59	450,000	316,857
Quanta Services, Inc.
2.350%, 01/15/32	855,000	733,917
2.900%, 10/01/30	1,110,000	1,022,031
S&P Global, Inc.
2.900%, 03/01/32	581,000	528,407
University of Southern California
3.226%, 10/01/2120	440,000	288,928
Verisk Analytics, Inc.
5.750%, 04/01/33	635,000	683,507
		7,169,107
Computers — 0.2%
Apple, Inc.
2.700%, 08/05/51	965,000	664,768
CGI, Inc.
2.300%, 09/14/31	1,184,000	1,014,802
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	1,040,000	1,029,622
Leidos, Inc.
2.300%, 02/15/31	365,000	317,095
		3,026,287
Cosmetics/Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375%, 03/24/29	780,000	752,834
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	$180,067
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	950,695
3.000%, 10/29/28	485,000	458,149
3.300%, 01/30/32	460,000	415,149
6.100%, 01/15/27	990,000	1,025,104
6.500%, 07/15/25	208,000	210,125
Aviation Capital Group LLC
5.500%, 12/15/24 (144A)	698,000	697,401
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	428,108
2.528%, 11/18/27 (144A)	5,211,000	4,866,059
3.250%, 02/15/27 (144A)	1,840,000	1,775,063
4.250%, 04/15/26 (144A)	885,000	875,846
4.375%, 05/01/26 (144A)	540,000	534,603
5.500%, 01/15/26 (144A)	1,140,000	1,145,816
5.750%, 03/01/29 (144A)	645,000	664,889
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	353,081
4.700%, 09/20/47	84,000	77,654
4.850%, 03/29/29	485,000	494,549
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	307,863
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	628,062
4.200%, 10/29/25 (e)	200,000	198,586
4.985%, SOFR + 2.160%, 07/24/26 (a)	540,000	540,036
6.312%, SOFR + 2.640%, 06/08/29 (a)	570,000	600,407
LSEGA Financing PLC
2.000%, 04/06/28 (144A)	1,445,000	1,340,290
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	435,000	435,946
Mitsubishi HC Finance America LLC
5.807%, 09/12/28 (144A)	915,000	955,311
Nasdaq, Inc.
5.550%, 02/15/34	300,000	316,481
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	483,440
		20,778,713
Electric — 2.9%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	162,184
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,541,243
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	358,983
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	250,956
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,329,265
5.800%, 03/01/33	790,000	847,404
6.250%, 10/01/39	160,000	179,111
BHFTI-165

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Consumers Energy Co.
4.350%, 08/31/64	191,000	$161,939
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	432,241
Dominion Energy, Inc.
2.850%, 08/15/26 (e)	183,000	178,151
DTE Electric Co.
5.700%, 10/01/37	300,000	323,035
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	600,000	677,061
Duke Energy Corp.
6.100%, 09/15/53	660,000	722,648
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	283,340
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	319,819
4.100%, 03/15/43	200,000	175,330
4.375%, 03/30/44	247,000	223,804
5.700%, 04/01/35	360,000	382,161
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	396,439
2.775%, 01/07/32 (144A)	280,000	241,871
3.616%, 08/01/27 (144A)	1,050,000	1,025,826
Electricite de France SA
5.950%, 04/22/34 (144A) (e)	580,000	617,596
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	445,319
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	451,104
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	182,339
Entergy Corp.
2.950%, 09/01/26	194,000	189,328
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	260,312
3.050%, 06/01/31	195,000	179,751
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	346,687
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,835,604
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	108,774
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,358,999
Fortis, Inc.
3.055%, 10/04/26	929,000	903,958
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	304,487
Jersey Central Power & Light Co.
6.150%, 06/01/37	200,000	221,606
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	331,953
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	340,000	337,452
Nevada Power Co.
5.375%, 09/15/40	223,000	225,962
Security Description	Principal Amount*	Value

Electric—(Continued)
Nevada Power Co.
6.650%, 04/01/36	360,000	$408,503
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	223,894
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	422,358
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	613,667
Northern States Power Co.
6.500%, 03/01/28	628,000	671,122
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	540,309
2.450%, 12/02/27 (144A)	625,000	585,548
Ohio Power Co.
2.900%, 10/01/51	635,000	417,364
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	480,444
Pacific Gas & Electric Co.
2.950%, 03/01/26	1,905,000	1,859,215
3.450%, 07/01/25	600,000	593,085
3.750%, 08/15/42	245,000	193,759
4.300%, 03/15/45	420,000	351,292
5.800%, 05/15/34	1,168,000	1,234,401
5.900%, 10/01/54 (e)	55,000	56,966
6.400%, 06/15/33	755,000	825,222
6.750%, 01/15/53	40,000	45,607
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	522,525
5.529%, 06/01/51	590,000	624,277
5.536%, 07/15/49	630,000	667,699
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	452,668
5.099%, 06/01/54	675,000	684,347
5.212%, 12/01/49	360,000	366,338
Progress Energy, Inc.
7.000%, 10/30/31	200,000	227,634
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	675,141
Puget Energy, Inc.
2.379%, 06/15/28	853,000	789,839
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	445,719
SCE Recovery Funding LLC
4.697%, 06/15/42	613,204	616,448
Sigeco Securitization I LLC
5.026%, 11/15/38	585,561	598,166
Southern California Edison Co.
3.650%, 03/01/28	500,000	489,357
5.550%, 01/15/36	500,000	519,587
5.875%, 12/01/53	713,000	773,305
Southern Co.
5.700%, 03/15/34	655,000	703,022
Southern Power Co.
5.150%, 09/15/41	400,000	394,880
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	228,939
BHFTI-166

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Tampa Electric Co.
4.450%, 06/15/49	500,000	$451,024
Toledo Edison Co.
6.150%, 05/15/37	400,000	446,031
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	114,297
6.000%, 05/15/37	685,000	749,766
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A)	90,000	96,180
		39,673,987
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54	690,000	719,645
Food — 0.6%
Bimbo Bakeries USA, Inc.
4.000%, 05/17/51 (144A)	695,000	558,754
5.375%, 01/09/36 (144A)	200,000	205,807
Campbell Soup Co.
3.125%, 04/24/50	287,000	202,103
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	205,814
J.M. Smucker Co.
6.200%, 11/15/33 (e)	325,000	359,491
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	760,000	698,992
6.750%, 03/15/34 (144A)	845,000	936,172
Kellanova
5.250%, 03/01/33	747,000	780,946
Kraft Heinz Foods Co.
4.375%, 06/01/46	460,000	407,119
4.625%, 10/01/39	600,000	572,132
Kroger Co.
5.000%, 09/15/34 (e)	270,000	272,251
5.500%, 09/15/54	210,000	211,345
8.000%, 09/15/29	610,000	704,644
McCormick & Co., Inc.
2.500%, 04/15/30	1,239,000	1,125,964
Tyson Foods, Inc.
5.700%, 03/15/34	520,000	547,910
		7,789,444
Gas — 0.5%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A)	687,000	687,009
5.125%, 09/16/34 (144A)	1,041,000	1,035,633
Atmos Energy Corp.
4.150%, 01/15/43	460,000	411,178
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	405,654
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	333,184
NiSource, Inc.
1.700%, 02/15/31	570,000	481,207
2.950%, 09/01/29	465,000	435,678
Security Description	Principal Amount*	Value

Gas—(Continued)
Southern California Gas Co.
2.550%, 02/01/30	829,000	$759,503
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	174,691
4.400%, 06/01/43	375,000	335,705
6.000%, 10/01/34	1,000,000	1,061,998
Southwest Gas Corp.
3.800%, 09/29/46	332,000	265,131
		6,386,571
Healthcare-Services — 0.8%
Aetna, Inc.
6.625%, 06/15/36	297,000	335,766
Bon Secours Mercy Health, Inc.
3.205%, 06/01/50	625,000	457,142
Children's Hospital
2.928%, 07/15/50	540,000	373,906
Children's Hospital Corp.
2.585%, 02/01/50	430,000	288,517
CommonSpirit Health
1.547%, 10/01/25	435,000	419,621
2.782%, 10/01/30	430,000	391,193
3.910%, 10/01/50	425,000	341,894
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	382,365
Elevance Health, Inc.
4.650%, 08/15/44	324,000	303,093
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	876,671
2.875%, 09/01/50	700,000	488,599
Hartford HealthCare Corp.
3.447%, 07/01/54	1,100,000	832,582
HCA, Inc.
3.500%, 07/15/51	397,000	286,059
5.125%, 06/15/39	565,000	557,341
5.450%, 09/15/34 (e)	515,000	529,904
5.500%, 06/15/47	445,000	442,285
Memorial Health Services
3.447%, 11/01/49	995,000	790,229
MultiCare Health System
2.803%, 08/15/50	365,000	232,186
MyMichigan Health
3.409%, 06/01/50	245,000	184,319
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52 (e)	181,000	176,469
NYU Langone Hospitals
3.380%, 07/01/55	410,000	304,913
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	426,997
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	210,000	203,322
Texas Health Resources
2.328%, 11/15/50	340,000	212,036
4.330%, 11/15/55	250,000	224,905
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	666,677
BHFTI-167

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
5.875%, 02/15/53	405,000	$448,312
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	368,478
		11,545,781
Insurance — 0.8%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	565,735
Aon North America, Inc.
5.450%, 03/01/34	1,000,000	1,049,921
Athene Global Funding
1.450%, 01/08/26 (144A)	420,000	403,586
2.950%, 11/12/26 (144A)	2,125,000	2,059,144
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	523,089
4.300%, 05/15/43	831,000	789,314
Corebridge Financial, Inc.
3.850%, 04/05/29 (e)	390,000	379,906
F&G Annuities & Life, Inc.
6.500%, 06/04/29	330,000	339,894
F&G Global Funding
1.750%, 06/30/26 (144A)	585,000	554,344
5.875%, 06/10/27 (144A)	600,000	614,722
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A)	156,000	143,658
Hanover Insurance Group, Inc.
2.500%, 09/01/30	380,000	333,121
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	400,000	357,588
High Street Funding Trust I
4.111%, 02/15/28 (144A)	503,000	489,529
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	800,000	813,522
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	541,709
Northwestern Mutual Global Funding
1.700%, 06/01/28 (144A) (e)	620,000	567,225
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A) (a)	200,000	164,496
		10,690,503
Internet — 0.2%
Amazon.com, Inc.
3.950%, 04/13/52 (e)	1,270,000	1,103,894
Meta Platforms, Inc.
5.400%, 08/15/54	365,000	382,394
5.600%, 05/15/53 (e)	835,000	905,301
Uber Technologies, Inc.
4.800%, 09/15/34	370,000	369,488
		2,761,077
Iron/Steel — 0.2%
Reliance, Inc.
1.300%, 08/15/25	1,810,000	1,756,264
Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Steel Dynamics, Inc.
1.650%, 10/15/27	630,000	$582,637
		2,338,901
Machinery-Diversified — 0.1%
nVent Finance SARL
4.550%, 04/15/28	562,000	562,711
Otis Worldwide Corp.
2.565%, 02/15/30	1,110,000	1,017,033
		1,579,744
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	775,000	538,532
3.700%, 04/01/51	840,000	536,246
4.800%, 03/01/50	935,000	715,809
6.834%, 10/23/55	400,000	399,401
Comcast Corp.
2.887%, 11/01/51	1,131,000	759,996
2.937%, 11/01/56	663,000	433,306
2.987%, 11/01/63	42,000	26,642
3.900%, 03/01/38	591,000	533,433
4.200%, 08/15/34	556,000	538,670
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	395,986
Paramount Global
4.850%, 07/01/42	255,000	203,394
5.900%, 10/15/40	125,000	110,601
TCI Communications, Inc.
7.125%, 02/15/28	801,000	873,521
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	867,067
		6,932,604
Mining — 0.3%
Barrick Gold Corp.
6.450%, 10/15/35	300,000	340,445
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	574,863
Glencore Funding LLC
2.500%, 09/01/30 (144A)	2,270,000	2,035,122
5.634%, 04/04/34 (144A)	610,000	636,606
		3,587,036
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	303,889
Oil & Gas — 0.8%
Aker BP ASA
2.000%, 07/15/26 (144A)	262,000	250,873
5.125%, 10/01/34 (144A)	330,000	326,082
5.800%, 10/01/54 (144A)	185,000	182,259
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	856,437
BHFTI-168

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	$699,470
Devon Energy Corp.
5.750%, 09/15/54	685,000	666,704
EQT Corp.
3.900%, 10/01/27 (e)	200,000	196,537
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	566,732
HF Sinclair Corp.
5.875%, 04/01/26	409,000	414,784
Jonah Energy LLC
7.800%, 11/10/37	1,513,749	1,513,446
Occidental Petroleum Corp.
5.200%, 08/01/29	275,000	279,565
5.375%, 01/01/32	265,000	268,639
Phillips 66 Co.
3.150%, 12/15/29	330,000	312,033
3.550%, 10/01/26	100,000	98,702
4.900%, 10/01/46	560,000	516,184
Pioneer Natural Resources Co.
1.900%, 08/15/30	800,000	701,383
Suncor Energy, Inc.
5.950%, 12/01/34 (e)	668,000	720,293
7.875%, 06/15/26	544,000	573,542
TotalEnergies Capital International SA
2.986%, 06/29/41 (e)	900,000	697,600
3.127%, 05/29/50	870,000	630,011
3.461%, 07/12/49	660,000	506,471
Valero Energy Corp.
7.500%, 04/15/32	126,000	146,794
		11,124,541
Oil & Gas Services — 0.0%
Halliburton Co.
4.750%, 08/01/43	215,000	200,513
4.850%, 11/15/35 (e)	270,000	269,599
		470,112
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	845,734
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	1,553,687
4.400%, 11/06/42	600,000	565,853
4.450%, 05/14/46	220,000	205,442
5.050%, 03/15/34	1,115,000	1,164,639
AstraZeneca PLC
6.450%, 09/15/37	350,000	409,247
Becton Dickinson & Co.
3.794%, 05/20/50	103,000	83,386
Bristol-Myers Squibb Co.
3.700%, 03/15/52 (e)	380,000	301,905
4.125%, 06/15/39	527,000	487,522
4.550%, 02/20/48 (e)	427,000	393,627
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.
5.550%, 02/22/54 (e)	61,000	$64,622
5.650%, 02/22/64	555,000	588,144
Cigna Group
4.800%, 07/15/46	156,000	146,069
CVS Health Corp.
4.300%, 03/25/28 (e)	179,000	178,518
5.050%, 03/25/48	2,065,000	1,884,787
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	576,628	539,962
5.773%, 01/10/33 (144A)	521,870	529,584
8.353%, 07/10/31 (144A)	101,501	110,745
Mylan, Inc.
4.550%, 04/15/28	350,000	349,312
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 05/19/53	1,265,000	1,308,571
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	945,000	734,741
3.175%, 07/09/50	927,000	665,524
5.650%, 07/05/44	463,000	487,163
Zoetis, Inc.
2.000%, 05/15/30	590,000	521,427
		13,274,477
Pipelines — 1.0%
Boardwalk Pipelines LP
3.400%, 02/15/31	630,000	578,657
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	663,181
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	254,172
Enbridge, Inc.
5.625%, 04/05/34	705,000	739,415
5.700%, 03/08/33	680,000	716,685
Energy Transfer LP
4.150%, 09/15/29	443,000	436,085
4.950%, 01/15/43	394,000	361,582
5.300%, 04/01/44	200,000	191,271
6.000%, 06/15/48 (e)	270,000	276,431
6.100%, 02/15/42	500,000	519,356
Enterprise Products Operating LLC
4.950%, 10/15/54 (e)	179,000	170,361
5.100%, 02/15/45	200,000	197,037
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	1,100,000	963,883
4.317%, 12/30/39 (144A)	425,000	339,905
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	719,792	605,087
Gray Oak Pipeline LLC
2.600%, 10/15/25 (144A)	1,300,000	1,267,623
Kinder Morgan, Inc.
5.000%, 02/01/29	688,000	702,699
5.050%, 02/15/46	250,000	231,041
MPLX LP
5.500%, 06/01/34	960,000	986,287
BHFTI-169

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK Partners LP
6.650%, 10/01/36	950,000	$1,058,890
ONEOK, Inc.
4.750%, 10/15/31	680,000	680,002
5.700%, 11/01/54	600,000	596,587
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	195,000	196,491
5.026%, 10/01/29 (144A)	225,000	225,587
TransCanada PipeLines Ltd.
4.750%, 05/15/38	300,000	289,282
		13,247,597
Real Estate — 0.0%
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	632,000	619,023
Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	329,465
2.000%, 05/18/32 (e)	710,000	587,503
3.800%, 04/15/26	175,000	173,555
4.000%, 02/01/50	566,000	451,692
American Tower Corp.
1.500%, 01/31/28	965,000	879,478
1.875%, 10/15/30	845,000	727,934
2.100%, 06/15/30	470,000	413,947
2.950%, 01/15/51 (e)	255,000	172,995
3.100%, 06/15/50	390,000	271,781
3.375%, 10/15/26	287,000	282,024
3.700%, 10/15/49	665,000	515,152
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	553,227
2.500%, 08/16/31	325,000	282,265
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	1,008,857
DOC Dr. LLC
2.625%, 11/01/31	405,000	353,595
Equinix, Inc.
2.000%, 05/15/28	1,388,000	1,279,757
2.900%, 11/18/26	875,000	851,662
Essex Portfolio LP
2.650%, 03/15/32	565,000	491,957
Extra Space Storage LP
2.400%, 10/15/31	390,000	335,513
5.900%, 01/15/31	650,000	689,487
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	374,699
Healthcare Realty Holdings LP
2.000%, 03/15/31 (e)	470,000	393,475
Healthpeak OP LLC
3.500%, 07/15/29	600,000	575,541
Mid-America Apartments LP
1.700%, 02/15/31	470,000	398,300
NNN REIT, Inc.
3.600%, 12/15/26	453,000	447,210
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Prologis LP
2.250%, 04/15/30	200,000	$180,601
Public Storage Operating Co.
2.250%, 11/09/31	411,000	357,740
Realty Income Corp.
3.000%, 01/15/27	200,000	194,724
Regency Centers LP
2.950%, 09/15/29	560,000	523,790
Sabra Health Care LP
3.200%, 12/01/31	660,000	580,884
Safehold GL Holdings LLC
2.800%, 06/15/31	2,220,000	1,948,873
UDR, Inc.
2.100%, 08/01/32	470,000	387,365
2.950%, 09/01/26	233,000	226,047
3.000%, 08/15/31	95,000	86,589
3.200%, 01/15/30	625,000	587,335
Ventas Realty LP
3.500%, 02/01/25 (e)	197,000	195,914
3.850%, 04/01/27	369,000	364,264
Welltower OP LLC
3.100%, 01/15/30	445,000	417,983
6.500%, 03/15/41	225,000	255,653
WP Carey, Inc.
2.250%, 04/01/33 (e)	845,000	698,345
4.250%, 10/01/26	285,000	283,879
		20,131,057
Retail — 0.1%
7-Eleven, Inc.
1.800%, 02/10/31 (144A)	400,000	337,096
2.500%, 02/10/41 (144A)	409,000	286,688
AutoZone, Inc.
1.650%, 01/15/31	530,000	447,220
Home Depot, Inc.
3.625%, 04/15/52 (e)	705,000	567,265
McDonald's Corp.
4.450%, 03/01/47	180,000	164,232
4.700%, 12/09/35	84,000	84,907
6.300%, 10/15/37	152,000	173,404
		2,060,812
Savings & Loans — 0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a)	1,450,000	1,398,260
Semiconductors — 0.7%
Analog Devices, Inc.
2.800%, 10/01/41	722,000	547,071
Broadcom, Inc.
1.950%, 02/15/28 (144A)	1,800,000	1,671,260
3.137%, 11/15/35 (144A)	1,685,000	1,440,903
3.187%, 11/15/36 (144A)	465,000	394,105
5.050%, 07/12/29	1,400,000	1,442,116
Intel Corp.
3.050%, 08/12/51	205,000	131,284
BHFTI-170

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Intel Corp.
3.250%, 11/15/49	205,000	$137,894
5.700%, 02/10/53	600,000	591,105
KLA Corp.
3.300%, 03/01/50	610,000	461,438
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	1,085,000	950,781
3.250%, 05/11/41	1,115,000	870,181
QUALCOMM, Inc.
4.500%, 05/20/52	460,000	423,574
Texas Instruments, Inc.
5.050%, 05/18/63	681,000	683,349
		9,745,061
Software — 0.5%
Cadence Design Systems, Inc.
4.700%, 09/10/34	953,000	958,943
Fiserv, Inc.
4.400%, 07/01/49	295,000	260,771
Oracle Corp.
2.300%, 03/25/28	630,000	591,642
3.600%, 04/01/50	580,000	441,555
3.800%, 11/15/37	900,000	796,309
3.850%, 07/15/36	124,000	112,139
3.900%, 05/15/35	106,000	97,986
4.300%, 07/08/34	103,000	99,686
4.900%, 02/06/33	820,000	835,181
Roper Technologies, Inc.
4.750%, 02/15/32 (e)	380,000	384,479
VMware LLC
1.400%, 08/15/26	1,306,000	1,237,283
4.650%, 05/15/27	425,000	427,986
		6,243,960
Telecommunications — 0.6%
AT&T, Inc.
2.750%, 06/01/31	620,000	560,564
3.550%, 09/15/55	396,000	289,648
3.650%, 06/01/51	2,795,000	2,143,288
Deutsche Telekom AG
3.625%, 01/21/50 (144A)	276,000	213,504
NBN Co. Ltd.
2.625%, 05/05/31 (144A)	1,600,000	1,424,164
Sprint Capital Corp.
6.875%, 11/15/28	362,000	395,238
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	279,877
5.050%, 07/15/33	905,000	927,619
5.150%, 04/15/34	496,000	510,973
Verizon Communications, Inc.
2.650%, 11/20/40	779,000	573,976
4.780%, 02/15/35 (144A)	346,000	345,503
Vodafone Group PLC
5.625%, 02/10/53	275,000	279,922
6.150%, 02/27/37	178,000	196,155
		8,140,431
Security Description	Principal Amount*	Value

Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	$185,968
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	559,820
CSX Corp.
4.750%, 11/15/48	404,000	388,071
6.000%, 10/01/36	300,000	334,395
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	182,178
Union Pacific Corp.
4.100%, 09/15/67	200,000	163,921
		1,814,353
Water — 0.0%
American Water Capital Corp.
2.800%, 05/01/30	750,000	695,897
Total Corporate Bonds & Notes (Cost $399,131,566)		378,202,875

Asset-Backed Securities—12.3%
Asset-Backed - Automobile — 4.3%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	1,652,636
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,461,961
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,805,000	1,823,510
6.160%, 09/10/29 (144A)	1,430,000	1,494,589
Credit Acceptance Auto Loan Trust
5.390%, 01/16/35 (144A)	2,720,000	2,721,904
6.130%, 12/15/33 (144A)	2,370,000	2,419,885
6.390%, 08/15/33 (144A)	1,600,000	1,637,197
6.710%, 07/17/34 (144A)	2,370,000	2,458,529
8.450%, 02/15/33 (144A)	2,600,000	2,719,019
Drive Auto Receivables Trust
1.450%, 01/16/29	1,098,204	1,080,497
DT Auto Owner Trust
4.220%, 01/15/27 (144A)	53,358	53,337
5.790%, 02/15/29 (144A)	2,391,000	2,412,676
Exeter Automobile Receivables Trust
5.920%, 02/15/30	2,540,000	2,603,743
5.980%, 12/15/28	2,800,000	2,826,147
6.210%, 06/15/28	1,600,000	1,624,962
FHF Issuer Trust
5.690%, 02/15/30 (144A)	2,944,047	2,982,821
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	3,650,000	3,529,993
2.180%, 02/16/27 (144A)	650,000	636,084
GLS Auto Receivables Issuer Trust
1.420%, 04/15/27 (144A)	2,059,606	2,016,500
1.480%, 07/15/27 (144A)	4,400,000	4,266,558
1.680%, 01/15/27 (144A)	610,394	602,662
6.010%, 05/15/29 (144A)	1,251,000	1,273,023
BHFTI-171

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	$1,919,673
Santander Drive Auto Receivables Trust
4.140%, 02/16/27	449,391	448,983
5.690%, 02/18/31	3,400,000	3,454,636
5.970%, 10/15/31	3,040,000	3,146,346
SART
4.750%, 06/15/25	21,012	21,012
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,504,220
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	2,105,000	2,129,054
6.640%, 11/15/28 (144A)	1,620,000	1,669,285
		58,591,442
Asset-Backed - Credit Card — 0.2%
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	2,501,731
Asset-Backed - Other — 7.8%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	742,194	681,070
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,022,825	1,014,071
5.036%, 10/17/52 (144A)	1,900,000	1,895,563
5.639%, 04/17/52 (144A)	500,000	499,762
AMSR Trust
1.355%, 11/17/37 (144A)	1,998,973	1,936,556
2.327%, 10/17/38 (144A)	1,694,000	1,581,379
4.387%, 03/17/39 (144A)	3,000,000	2,898,107
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,312,775	1,323,176
BG Beta I Ltd.
6.280%, 07/16/54	1,600,000	1,655,520
Bridge Trust
4.450%, 11/17/37 (144A)	2,257,000	2,218,141
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	1,727,109	1,757,329
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	588,750	549,613
CFIN Issuer LLC
3.250%, 02/16/26 (144A)	913,600	899,896
COOF Securitization Trust Ltd.
2.803%, 06/25/40 (144A) (a) (b)	233,724	16,539
CoreVest American Finance Ltd.
2.705%, 10/15/52 (144A)	396,462	391,333
DataBank Issuer LLC
2.060%, 02/27/51 (144A)	1,950,000	1,859,256
Diversified Abs Phase VI LLC
7.500%, 11/28/39	1,245,405	1,248,145
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,708,253	2,759,444
DP Lion Holdco LLC
8.243%, 11/30/43	1,009,015	1,042,911
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	3,584,729
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
FirstKey Homes Trust
5.197%, 05/19/39 (144A)	1,320,000	$1,311,067
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (a)	3,300,000	3,086,750
3.850%, 10/25/26 (144A) (a)	2,680,000	2,523,932
4.450%, 01/25/26 (144A) (a)	3,100,000	2,995,091
6.500%, 03/26/27 (144A) (a)	3,375,000	3,385,409
Foundation Finance Trust
9.100%, 06/15/49 (144A)	2,000,000	2,107,879
FW Energy Asset Issuer LLC
7.510%, 08/25/44	1,977,438	2,032,213
8.500%, 08/25/44	630,638	651,512
Goodgreen Trust
2.760%, 04/15/55 (144A)	886,933	781,969
3.260%, 10/15/53 (144A)	975,504	908,496
3.740%, 10/15/52 (144A)	202,041	189,040
5.000%, 10/20/51	528,367	517,444
5.900%, 01/17/61 (144A)	1,761,483	1,776,120
Grene Energy Senior
11.000%, 01/17/61 (f) (g)	101,402	86,192
HERO Funding Trust
3.080%, 09/20/42 (144A)	154,098	139,818
3.950%, 09/20/48 (144A)	605,895	554,058
4.460%, 09/20/47 (144A)	502,086	469,904
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	1,726,305
Jonah Energy Abs I LLC
7.200%, 12/10/37 (144A)	1,124,972	1,139,560
KGS-Alpha SBA COOF Trust
0.589%, 05/25/39 (144A) (a) (b)	922,275	10,396
0.892%, 08/25/38 (144A) (a) (b)	652,827	11,903
1.788%, 03/25/39 (144A) (a) (b)	695,196	21,593
3.022%, 04/25/40 (144A) (a) (b)	122,366	7,759
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	2,055,000	2,066,552
6.160%, 05/20/33 (144A)	1,065,000	1,070,901
LFT CRE Ltd.
7.161%, 1M TSFR + 2.064%, 06/15/39 (144A) (a)	3,280,000	3,182,735
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,195,830	1,238,424
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,838,651	1,772,866
3.228%, 05/25/26 (144A)	1,134,304	1,097,996
3.474%, 11/25/26 (144A)	873,018	837,229
3.844%, 12/25/25 (144A)	899,494	882,639
Oportun Funding XIV LLC
1.210%, 03/08/28 (144A)	203,760	199,232
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	2,682,123	2,675,406
PNMAC GMSR Issuer Trust
9.530%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,688,832
PRET LLC
2.487%, 10/25/51 (144A) (a)	3,525,548	3,521,650
Progress Residential Trust
2.409%, 05/17/38 (144A)	1,960,000	1,854,393
2.425%, 07/17/38 (144A)	2,535,000	2,413,729
BHFTI-172

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progress Residential Trust
3.325%, 07/17/41 (144A)	1,229,000	$1,134,033
3.930%, 02/17/41 (144A)	3,150,000	2,946,660
5.200%, 04/17/39 (144A)	2,435,000	2,390,592
Regional Management Issuance Trust
3.040%, 03/17/31 (144A)	3,409,000	3,281,349
Renew Financial
3.670%, 09/20/52 (144A)	252,991	231,444
RT Financial LLC
7.851%, 10/15/43	1,504,975	1,552,827
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,338,700
6.770%, 08/22/33 (144A)	2,385,000	2,565,756
Sierra Timeshare Receivables Funding LLC
1.330%, 07/20/37 (144A)	316,166	309,266
VM Debt Trust
7.460%, 07/18/27	3,999,007	3,838,647
VOLT C LLC
4.992%, 05/25/51 (144A) (h)	652,173	646,061
VOLT CI LLC
4.992%, 05/25/51 (144A) (h)	766,000	756,955
VOLT XCII LLC
4.893%, 02/27/51 (144A) (h)	303,520	301,318
VOLT XCIII LLC
4.893%, 02/27/51 (144A) (h)	1,237,932	1,231,460
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (h)	1,019,844	1,020,565
VOLT XCV LLC
5.240%, 03/27/51 (144A) (h)	403,256	402,404
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (h)	992,338	988,317
VSE VOI Mortgage LLC
3.560%, 02/20/36 (144A)	177,589	177,326
		106,863,214
Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
6.195%, SOFR30A + 0.914%, 12/26/44 (144A) (a)	326,921	319,443
Total Asset-Backed Securities (Cost $168,447,289)		168,275,830

Mortgage-Backed Securities—3.4%
Collateralized Mortgage Obligations — 1.3%
Global Mortgage Securitization Ltd.
5.289%, 1M TSFR + 0.434%, 11/25/32 (144A) (a)	56,850	55,203
HarborView Mortgage Loan Trust
5.674%, 05/19/34 (a)	248,381	237,594
Impac CMB Trust
5.709%, 1M TSFR + 0.854%, 11/25/34 (a)	383,428	377,627
JP Morgan Mortgage Trust
7.298%, 08/25/34 (a)	28,703	29,082
Merrill Lynch Mortgage Investors Trust
5.429%, 1M TSFR + 0.574%, 04/25/29 (a)	75,382	69,905
5.469%, 1M TSFR + 0.614%, 05/25/29 (a)	132,055	127,885
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors Trust
5.589%, 1M TSFR + 0.734%, 10/25/28 (a)	92,584	$88,285
5.609%, 1M TSFR + 0.754%, 10/25/28 (a)	98,772	93,199
6.409%, 6M TSFR + 1.108%, 01/25/29 (a)	88,712	86,435
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (h)	1,900,000	1,896,834
6.664%, 03/25/39 (144A) (h)	2,450,000	2,491,941
PRET Trust
4.075%, 06/25/64 (144A) (a)	2,145,906	2,052,802
PRPM LLC
4.000%, 11/25/53 (144A) (h)	773,339	755,702
4.867%, 04/25/26 (144A) (h)	712,676	710,191
Sequoia Mortgage Trust
5.675%, 1M TSFR + 0.714%, 12/20/34 (a)	212,369	192,177
5.715%, 1M TSFR + 0.754%, 01/20/34 (a)	119,201	114,188
5.735%, 1M TSFR + 0.774%, 07/20/33 (a)	217,044	199,231
5.755%, 1M TSFR + 0.794%, 10/20/34 (a)	285,614	261,339
5.835%, 1M TSFR + 0.874%, 04/20/33 (a)	141,847	134,404
Structured Asset Mortgage Investments II Trust
5.779%, 1M TSFR + 0.814%, 01/19/34 (a)	373,997	359,372
5.779%, 1M TSFR + 0.814%, 03/19/34 (a)	307,060	287,976
Structured Asset Mortgage Investments Trust
5.979%, 1M TSFR + 1.014%, 05/19/33 (a)	203,034	193,849
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.186%, 11/25/33 (a)	78,491	77,988
Thornburg Mortgage Securities Trust
5.593%, 04/25/45 (a)	359,840	348,478
5.609%, 1M TSFR + 0.754%, 09/25/43 (a)	157,762	150,508
5.627%, 12/25/44 (a)	205,595	196,264
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (a)	4,158,526	3,761,210
VM Master Issuer LLC
6.163%, 05/24/25 (144A) (h)	2,545,757	2,548,728
		17,898,397
Commercial Mortgage-Backed Securities — 2.1%
Anchor Mortgage Trust
8.230%, 03/25/31 (a)	2,000,000	2,057,517
BAMLL Commercial Mortgage Securities Trust
4.354%, 08/15/46 (144A) (a)	1,200,000	758,506
BB-UBS Trust
3.430%, 11/05/36 (144A)	2,950,000	2,940,236
COMM Mortgage Trust
1.045%, 07/10/45 (144A) (a) (b)	27,724,223	29,859
2.896%, 02/10/37 (144A)	3,050,000	2,996,532
3.942%, 04/10/33 (144A) (a)	1,450,000	1,390,179
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	735,940
Independence Plaza Trust
3.763%, 07/10/35 (144A)	2,935,000	2,857,693
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	709,285
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,339,388
BHFTI-173

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Securities Lending Reinvestments (i)—0.3%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
RBS Commercial Funding, Inc. Trust
3.260%, 03/11/31 (144A)	491,696	$465,882
RR Trust
Zero Coupon, 04/26/48 (144A) (c)	8,830,000	8,521,633
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,683,165
Wells Fargo Commercial Mortgage Trust
6.362%, 1M TSFR + 1.264%, 02/15/40 (144A) (a)	973,497	966,196
WFRBS Commercial Mortgage Trust
4.198%, 03/15/45 (144A) (a)	300,000	240,557
		28,692,568
Total Mortgage-Backed Securities (Cost $46,881,138)		46,590,965

Foreign Government—0.3%
Sovereign — 0.3%
Chile Government International Bonds
2.550%, 01/27/32	394,000	347,706
Mexico Government International Bonds
2.659%, 05/24/31	848,000	727,976
3.500%, 02/12/34	577,000	490,897
3.771%, 05/24/61	625,000	407,597
4.350%, 01/15/47 (e)	228,000	179,132
4.600%, 01/23/46	959,000	780,796
4.600%, 02/10/48	200,000	160,955
5.750%, 10/12/2110	500,000	433,793
Saudi Government International Bonds
2.250%, 02/02/33 (144A)	490,000	408,866
Total Foreign Government (Cost $4,950,245)		3,937,718

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	758,403

Short-Term Investments—0.3%
Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $4,262,182; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $4,347,064	4,261,738	4,261,738
Total Short-Term Investments (Cost $4,261,739)		4,261,738

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,369	100,000	$100,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $300,042; collateralized by various Common Stock with an aggregate market value of $334,107	300,000	300,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $246,921; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $251,859	246,888	246,888
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $350,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $357,137	350,000	350,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $300,041; collateralized by various Common Stock with an aggregate market value of $330,045	300,000	300,000
		1,296,888

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 4.860% (j)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (j)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.780% (j)	600,000	600,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (j)	600,000	600,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (j)	600,000	600,000
		3,000,000
Total Securities Lending Reinvestments (Cost $4,296,888)		4,296,888
Total Investments—99.8% (Cost $1,439,347,895)		1,362,779,802
Other assets and liabilities (net)—0.2%		2,308,633
Net Assets—100.0%		$1,365,088,435

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
BHFTI-174

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
(c)	Principal only security.
(d)	Principal amount of security is adjusted for inflation.
(e)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $29,527,426 and the collateral received consisted of cash in the amount of $4,296,888 and non-cash collateral with a value of $26,289,112. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(j)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$292,699,635, which is 21.4% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$756,455,385	$—	$756,455,385
Total Corporate Bonds & Notes*	—	378,202,875	—	378,202,875
Asset-Backed Securities
Asset-Backed - Automobile	—	58,591,442	—	58,591,442
Asset-Backed - Credit Card	—	2,501,731	—	2,501,731
Asset-Backed - Other	—	106,777,022	86,192	106,863,214
Asset-Backed - Student Loan	—	319,443	—	319,443
Total Asset-Backed Securities	—	168,189,638	86,192	168,275,830
Total Mortgage-Backed Securities*	—	46,590,965	—	46,590,965
Total Foreign Government*	—	3,937,718	—	3,937,718
Total Municipals*	—	758,403	—	758,403
Total Short-Term Investments*	—	4,261,738	—	4,261,738
Securities Lending Reinvestments
Repurchase Agreements	—	1,296,888	—	1,296,888
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	1,296,888	—	4,296,888
Total Investments	$3,000,000	$1,359,693,610	$86,192	$1,362,779,802
Collateral for Securities Loaned (Liability)	$—	$(4,296,888)	$—	$(4,296,888)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, transfers out of Level 3 in the amount of $6,809,063 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable inputs.
BHFTI-175

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—41.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.7%
Airbus SE	22,207	$3,251,700
General Dynamics Corp.	2,671	807,176
Northrop Grumman Corp.	462	243,969
RTX Corp.	6,845	829,340
Safran SA	19,510	4,603,398
		9,735,583
Air Freight & Logistics — 0.1%
FedEx Corp.	3,429	938,449
United Parcel Service, Inc. - Class B	5,039	687,017
		1,625,466
Automobile Components — 0.2%
Bridgestone Corp.	30,500	1,172,999
Cie Generale des Etablissements Michelin SCA	55,807	2,265,818
		3,438,817
Automobiles — 0.3%
Kia Corp.	10,213	782,970
Stellantis NV	17,194	237,954
Tesla, Inc. (a)	12,831	3,356,975
		4,377,899
Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA	103,978	1,125,553
Banco Santander SA	310,161	1,585,033
Bank Central Asia Tbk. PT	2,101,400	1,432,738
Bank of America Corp.	113,350	4,497,728
Bank Rakyat Indonesia Persero Tbk. PT	4,837,914	1,581,427
Capitec Bank Holdings Ltd.	8,495	1,498,689
Credicorp Ltd. (b)	4,743	858,341
DBS Group Holdings Ltd.	123,370	3,664,033
Erste Group Bank AG	23,895	1,311,024
Fifth Third Bancorp	8,607	368,724
First Citizens BancShares, Inc. - Class A	494	909,429
Grupo Financiero Banorte SAB de CV - Class O	128,444	914,177
HDFC Bank Ltd.	122,936	2,544,545
HDFC Bank Ltd. (ADR)	11,726	733,579
Itau Unibanco Holding SA (ADR) (b)	179,675	1,194,839
KBC Group NV	22,886	1,820,909
Kotak Mahindra Bank Ltd.	84,245	1,869,502
Lloyds Banking Group PLC	3,136,989	2,463,244
M&T Bank Corp. (b)	11,367	2,024,690
Mitsubishi UFJ Financial Group, Inc.	165,200	1,681,755
Nordea Bank Abp	155,679	1,833,634
NU Holdings Ltd. - Class A (a)	99,283	1,355,213
PNC Financial Services Group, Inc.	5,585	1,032,387
Regions Financial Corp.	34,749	810,694
Sberbank of Russia PJSC † (a) (c) (d)	2,160	0
UniCredit SpA	61,107	2,685,327
Wells Fargo & Co.	74,729	4,221,441
		46,018,655
Beverages — 1.2%
Budweiser Brewing Co. APAC Ltd.	347,000	458,056
Security Description	Shares	Value
Beverages—(Continued)
Carlsberg AS - Class B	13,721	$1,634,753
Coca-Cola Co.	36,781	2,643,083
Constellation Brands, Inc. - Class A	2,253	580,576
Diageo PLC	82,532	2,879,709
Fomento Economico Mexicano SAB de CV (ADR)	9,409	928,762
Heineken NV	38,197	3,386,810
Keurig Dr. Pepper, Inc.	24,046	901,244
Kweichow Moutai Co. Ltd. - Class A	6,356	1,553,158
Pernod Ricard SA	18,396	2,780,553
Wuliangye Yibin Co. Ltd. - Class A	20,800	471,819
		18,218,523
Biotechnology — 0.6%
AbbVie, Inc.	21,934	4,331,526
Alnylam Pharmaceuticals, Inc. (a)	1,714	471,402
Exact Sciences Corp. (a)	3,953	269,278
Natera, Inc. (a) (b)	5,768	732,248
Regeneron Pharmaceuticals, Inc. (a)	2,935	3,085,389
Vertex Pharmaceuticals, Inc. (a)	715	332,532
		9,222,375
Broadline Retail — 1.6%
Alibaba Group Holding Ltd.	88,200	1,172,325
Amazon.com, Inc. (a)	95,489	17,792,465
JD.com, Inc. - Class A	43,850	877,243
MercadoLibre, Inc. (a)	1,234	2,532,119
Next PLC	12,238	1,602,971
		23,977,123
Building Products — 0.3%
Carlisle Cos., Inc.	1,913	860,372
Daikin Industries Ltd.	9,900	1,390,149
Fortune Brands Innovations, Inc.	7,177	642,557
Trane Technologies PLC	2,852	1,108,658
		4,001,736
Capital Markets — 1.7%
3i Group PLC	74,654	3,305,070
B3 SA - Brasil Bolsa Balcao	228,053	448,345
Blackstone, Inc.	6,672	1,021,683
Charles Schwab Corp.	28,505	1,847,409
CME Group, Inc.	4,442	980,127
Deutsche Boerse AG	15,019	3,521,987
Goldman Sachs Group, Inc.	1,321	654,040
Hong Kong Exchanges & Clearing Ltd.	68,100	2,779,569
Interactive Brokers Group, Inc. - Class A	5,621	783,343
Japan Exchange Group, Inc.	47,800	620,407
KKR & Co., Inc.	6,393	834,798
London Stock Exchange Group PLC	14,756	2,017,603
LPL Financial Holdings, Inc.	989	230,071
Moody's Corp.	1,980	939,688
Morgan Stanley	6,226	648,998
Northern Trust Corp.	9,879	889,406
State Street Corp.	11,254	995,642
BHFTI-176

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
UBS Group AG	69,386	$2,142,287
		24,660,473
Chemicals — 0.7%
Air Liquide SA	13,009	2,512,496
Axalta Coating Systems Ltd. (a)	15,414	557,833
Dow, Inc.	13,485	736,685
LG Chem Ltd.	1,822	499,571
Shin-Etsu Chemical Co. Ltd.	143,500	6,002,178
		10,308,763
Commercial Services & Supplies — 0.1%
Copart, Inc. (a)	14,226	745,442
Communications Equipment — 0.1%
Arista Networks, Inc. (a)	1,565	600,678
Cisco Systems, Inc.	6,793	361,524
		962,202
Construction & Engineering — 0.4%
Quanta Services, Inc.	3,812	1,136,548
Vinci SA	35,597	4,164,850
WillScot Holdings Corp. (a) (b)	16,289	612,466
		5,913,864
Construction Materials — 0.1%
Eagle Materials, Inc.	1,386	398,683
Martin Marietta Materials, Inc.	1,233	663,662
		1,062,345
Consumer Finance — 0.2%
American Express Co.	3,560	965,472
Capital One Financial Corp.	11,721	1,754,985
		2,720,457
Consumer Staples Distribution & Retail — 0.2%
Bid Corp. Ltd.	41,189	1,057,079
President Chain Store Corp.	90,000	840,052
Raia Drogasil SA	92,077	430,832
Wal-Mart de Mexico SAB de CV	309,375	933,467
		3,261,430
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. (b)	22,264	658,792
International Paper Co.	7,247	354,016
Packaging Corp. of America	2,577	555,086
Silgan Holdings, Inc.	6,174	324,135
Smurfit WestRock PLC	12,956	640,285
		2,532,314
Distributors — 0.0%
Pool Corp.	1,029	387,727
Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	92,076	2,704,439
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Koninklijke KPN NV	754,192	$3,080,315
Nippon Telegraph & Telephone Corp. (b)	846,400	866,232
Verizon Communications, Inc.	11,282	506,675
		7,157,661
Electric Utilities — 0.9%
Edison International	5,122	446,075
Entergy Corp. (b)	2,320	305,335
NextEra Energy, Inc.	26,032	2,200,485
PG&E Corp.	36,678	725,124
Southern Co.	62,078	5,598,194
SSE PLC	119,619	3,015,200
Xcel Energy, Inc.	6,911	451,288
		12,741,701
Electrical Equipment — 0.5%
AMETEK, Inc.	4,278	734,575
Eaton Corp. PLC	1,117	370,219
Hubbell, Inc.	1,341	574,417
Legrand SA	28,958	3,339,336
Vertiv Holdings Co. - Class A	5,563	553,463
WEG SA	154,085	1,538,389
		7,110,399
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	967	218,832
Delta Electronics, Inc.	137,867	1,665,215
Keyence Corp.	6,100	2,919,776
TD SYNNEX Corp.	7,904	949,112
		5,752,935
Energy Equipment & Services — 0.2%
Baker Hughes Co.	53,828	1,945,882
TechnipFMC PLC (b)	34,555	906,378
		2,852,260
Entertainment — 0.2%
NetEase, Inc.	71,075	1,328,407
Netflix, Inc. (a)	1,609	1,141,216
Take-Two Interactive Software, Inc. (a)	3,724	572,416
		3,042,039
Financial Services — 1.2%
Berkshire Hathaway, Inc. - Class B (a)	5,108	2,351,008
Corpay, Inc. (a)	1,597	499,478
Fidelity National Information Services, Inc.	28,758	2,408,483
Fiserv, Inc. (a)	14,213	2,553,365
Mastercard, Inc. - Class A	18,310	9,041,478
MGIC Investment Corp.	27,275	698,240
		17,552,052
Food Products — 0.7%
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	132,400	539,704
Mondelez International, Inc. - Class A	17,070	1,257,547
Nestle SA	77,965	7,857,549
BHFTI-177

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products—(Continued)
Post Holdings, Inc. (a) (b)	6,500	$752,375
		10,407,175
Ground Transportation — 0.4%
Saia, Inc. (a) (b)	1,227	536,518
Uber Technologies, Inc. (a)	61,429	4,617,004
Union Pacific Corp.	3,019	744,123
		5,897,645
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	14,696	1,675,491
Cooper Cos., Inc. (a)	5,918	652,992
Hoya Corp.	19,100	2,644,800
Intuitive Surgical, Inc. (a)	2,969	1,458,581
Medtronic PLC	4,459	401,444
Terumo Corp.	109,700	2,069,243
Zimmer Biomet Holdings, Inc.	3,800	410,210
		9,312,761
Health Care Providers & Services — 1.0%
Cencora, Inc. (b)	4,577	1,030,191
Cigna Group	1,611	558,115
CVS Health Corp.	9,591	603,082
HCA Healthcare, Inc.	2,640	1,072,975
Henry Schein, Inc. (a) (b)	12,834	935,599
Humana, Inc.	1,683	533,073
Labcorp Holdings, Inc.	3,119	697,034
McKesson Corp.	1,291	638,296
UnitedHealth Group, Inc.	13,923	8,140,500
		14,208,865
Health Care REITs — 0.1%
Welltower, Inc. (b)	13,857	1,774,112
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. (b)	16,721	248,307
Host Hotels & Resorts, Inc. (b)	12,846	226,090
		474,397
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.	339	1,427,909
Domino's Pizza, Inc.	1,060	455,948
DoorDash, Inc. - Class A (a)	5,586	797,290
Expedia Group, Inc. (a) (b)	3,169	469,075
H World Group Ltd. (ADR) (b)	16,762	623,546
Hilton Worldwide Holdings, Inc.	1,668	384,474
InterContinental Hotels Group PLC	18,382	2,008,914
McDonald's Corp.	13,574	4,133,419
Sands China Ltd. (a)	149,600	378,139
Starbucks Corp.	4,425	431,393
Texas Roadhouse, Inc.	1,419	250,595
Yum China Holdings, Inc.	21,072	948,662
Yum! Brands, Inc.	28,863	4,032,450
		16,341,814
Security Description	Shares	Value
Household Durables — 0.5%
Garmin Ltd.	3,618	$636,877
Midea Group Co. Ltd. - Class A	132,600	1,417,495
Mohawk Industries, Inc. (a)	5,449	875,545
Sony Group Corp.	191,000	3,709,494
		6,639,411
Household Products — 0.1%
Procter & Gamble Co.	5,768	999,018
Unilever Indonesia Tbk. PT	438,400	64,013
		1,063,031
Industrial Conglomerates — 0.5%
3M Co.	3,191	436,210
Bidvest Group Ltd.	24,788	420,750
Hitachi Ltd.	109,800	2,900,773
Honeywell International, Inc.	13,654	2,822,418
Jardine Matheson Holdings Ltd.	8,900	347,639
		6,927,790
Industrial REITs — 0.2%
EastGroup Properties, Inc. (b)	1,530	285,835
Goodman Group	33,334	855,923
Prologis, Inc.	13,576	1,714,377
		2,856,135
Insurance — 1.8%
AIA Group Ltd.	630,200	5,572,732
Allianz SE	5,325	1,747,283
Aon PLC - Class A	6,705	2,319,863
Arch Capital Group Ltd. (a)	3,365	376,476
Chubb Ltd.	2,293	661,278
HDFC Life Insurance Co. Ltd.	100,604	863,891
Loews Corp.	14,974	1,183,695
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,994	5,498,952
Ping An Insurance Group Co. of China Ltd. - Class H	190,500	1,209,551
Progressive Corp.	5,394	1,368,782
Tokio Marine Holdings, Inc.	89,700	3,290,617
Travelers Cos., Inc.	5,615	1,314,584
W.R. Berkley Corp. (b)	7,769	440,735
		25,848,439
Interactive Media & Services — 1.7%
Alphabet, Inc. - Class C	22,895	3,827,815
IAC, Inc. (a)	12,585	677,325
Meta Platforms, Inc. - Class A	26,288	15,048,303
NAVER Corp.	4,523	588,910
Tencent Holdings Ltd.	74,400	4,165,870
		24,308,223
IT Services — 0.7%
Capgemini SE	5,859	1,269,161
EPAM Systems, Inc. (a)	3,180	632,915
Infosys Ltd. (ADR) (b)	150,338	3,348,027
International Business Machines Corp.	1,855	410,103
MongoDB, Inc. (a)	1,162	314,147
BHFTI-178

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Snowflake, Inc. - Class A (a)	2,117	$243,159
Tata Consultancy Services Ltd.	65,800	3,359,712
		9,577,224
Leisure Products — 0.1%
Shimano, Inc.	8,800	1,668,362
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc. (a)	1,391	329,625
Mettler-Toledo International, Inc. (a)	244	365,927
Thermo Fisher Scientific, Inc.	1,307	808,471
		1,504,023
Machinery — 1.1%
Atlas Copco AB - A Shares	98,557	1,906,745
Dover Corp.	4,570	876,252
Ingersoll Rand, Inc.	7,519	738,065
ITT, Inc.	5,487	820,361
Middleby Corp. (a)	953	132,591
Otis Worldwide Corp. (b)	46,250	4,807,225
Sandvik AB	21,395	478,075
Techtronic Industries Co. Ltd.	189,500	2,872,560
Timken Co.	4,527	381,581
Volvo AB - B Shares	100,475	2,656,223
		15,669,678
Media — 0.1%
Nexstar Media Group, Inc.	2,294	379,313
Sirius XM Holdings, Inc.	10,127	239,504
Trade Desk, Inc. - Class A (a)	8,296	909,656
		1,528,473
Metals & Mining — 0.4%
BHP Group Ltd.	96,627	3,004,419
Rio Tinto Ltd.	9,619	856,447
Rio Tinto PLC	20,170	1,429,465
		5,290,331
Multi-Utilities — 0.4%
CMS Energy Corp.	6,254	441,720
Dominion Energy, Inc.	24,983	1,443,768
E.ON SE	123,345	1,834,128
NiSource, Inc. (b)	34,005	1,178,273
Public Service Enterprise Group, Inc.	5,435	484,856
		5,382,745
Oil, Gas & Consumable Fuels — 1.4%
BP PLC	630,619	3,326,373
Chevron Corp. (b)	10,043	1,479,033
ConocoPhillips	13,177	1,387,275
Coterra Energy, Inc.	13,590	325,480
EOG Resources, Inc.	13,675	1,681,068
EQT Corp. (b)	6,725	246,404
Exxon Mobil Corp.	37,568	4,403,721
Kinder Morgan, Inc.	38,445	849,250
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Phillips 66	5,569	$732,045
Shell PLC	113,241	3,690,853
TotalEnergies SE	27,225	1,764,595
Williams Cos., Inc.	20,983	957,874
		20,843,971
Personal Care Products — 0.2%
elf Beauty, Inc. (a)	3,590	391,418
Kenvue, Inc.	15,024	347,505
L'Oreal SA	3,291	1,475,367
		2,214,290
Pharmaceuticals — 1.7%
AstraZeneca PLC	28,571	4,450,358
Bristol-Myers Squibb Co.	28,672	1,483,489
Eli Lilly & Co.	2,888	2,558,595
Intra-Cellular Therapies, Inc. (a)	4,853	355,094
Johnson & Johnson	35,400	5,736,924
Merck & Co., Inc.	6,442	731,553
Novo Nordisk AS - Class B	56,581	6,737,285
Sanofi SA	29,791	3,432,346
		25,485,644
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	4,139	673,663
Paylocity Holding Corp. (a)	1,630	268,901
Recruit Holdings Co. Ltd.	28,800	1,754,185
RELX PLC	105,184	4,953,299
		7,650,048
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	3,370	419,497
Mitsui Fudosan Co. Ltd.	155,200	1,453,810
		1,873,307
Residential REITs — 0.1%
American Homes 4 Rent - Class A	16,004	614,393
Mid-America Apartment Communities, Inc.	5,392	856,789
		1,471,182
Retail REITs — 0.1%
Federal Realty Investment Trust	5,166	593,935
Kimco Realty Corp.	17,469	405,630
Regency Centers Corp. (b)	10,721	774,378
		1,773,943
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. (a)	21,844	3,584,164
Analog Devices, Inc.	5,655	1,301,611
ASE Technology Holding Co. Ltd.	193,000	929,618
ASML Holding NV	9,267	7,725,428
Broadcom, Inc.	15,947	2,750,857
Entegris, Inc.	5,466	615,089
Lam Research Corp.	863	704,277
Microchip Technology, Inc.	23,610	1,895,647
BHFTI-179

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Micron Technology, Inc.	27,119	$2,812,511
NVIDIA Corp.	186,052	22,594,155
NXP Semiconductors NV	1,080	259,211
ON Semiconductor Corp. (a)	5,224	379,315
Realtek Semiconductor Corp.	50,000	746,026
SK Hynix, Inc.	8,362	1,126,432
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	48,949	8,500,973
Teradyne, Inc.	4,781	640,319
Texas Instruments, Inc.	4,837	999,179
		57,564,812
Software — 2.4%
Crowdstrike Holdings, Inc. - Class A (a) (b)	1,255	351,990
Dassault Systemes SE	36,946	1,466,189
HubSpot, Inc. (a)	1,126	598,582
Intuit, Inc.	2,066	1,282,986
Microsoft Corp.	55,098	23,708,669
Oracle Corp.	6,671	1,136,738
Palo Alto Networks, Inc. (a) (b)	3,461	1,182,970
Salesforce, Inc.	8,044	2,201,723
SAP SE	12,471	2,832,927
Synopsys, Inc. (a)	1,249	632,481
		35,395,255
Specialized REITs — 0.3%
Digital Realty Trust, Inc.	13,012	2,105,732
Lamar Advertising Co. - Class A	5,301	708,214
Outfront Media, Inc.	300	5,514
Public Storage	2,014	732,834
Rayonier, Inc. (b)	9,975	320,995
SBA Communications Corp.	1,144	275,361
Weyerhaeuser Co.	22,880	774,717
		4,923,367
Specialty Retail — 1.1%
AutoZone, Inc. (a) (b)	1,098	3,458,744
Bath & Body Works, Inc.	24,000	766,080
Best Buy Co., Inc.	4,516	466,503
Dick's Sporting Goods, Inc. (b)	1,722	359,381
Home Depot, Inc.	2,464	998,413
Industria de Diseno Textil SA (b)	45,890	2,716,084
Lowe's Cos., Inc.	3,227	874,033
Murphy USA, Inc.	844	415,982
Ross Stores, Inc.	26,614	4,005,673
TJX Cos., Inc.	9,448	1,110,518
Ulta Beauty, Inc. (a)	562	218,685
		15,390,096
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	57,772	13,460,876
Hewlett Packard Enterprise Co.	14,034	287,135
Samsung Electronics Co. Ltd. (GDR)	3,080	3,600,520
Western Digital Corp. (a)	21,837	1,491,249
		18,839,780
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc. (b)	6,880	$447,062
Cie Financiere Richemont SA - Class A	11,167	1,770,442
Columbia Sportswear Co. (b)	3,517	292,579
LVMH Moet Hennessy Louis Vuitton SE	11,845	9,097,130
		11,607,213
Tobacco — 0.2%
ITC Ltd.	290,877	1,802,958
Philip Morris International, Inc.	6,977	847,008
		2,649,966
Trading Companies & Distributors — 0.2%
Air Lease Corp. (b)	5,710	258,606
ITOCHU Corp.	55,200	2,965,414
		3,224,020
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	2,036	420,149
Total Common Stocks (Cost $481,260,884)		607,387,918

Convertible Bonds—18.4%
Aerospace/Defense — 1.4%
Rheinmetall AG
1.875%, 02/07/28 (EUR)	3,700,000	6,695,320
Safran SA
Zero Coupon, 04/01/28 (EUR)	5,817,900	14,346,561
		21,041,881
Airlines — 0.3%
Southwest Airlines Co.
1.250%, 05/01/25	3,787,000	3,815,131
Auto Parts & Equipment — 0.3%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	3,200,000	3,679,807
Banks — 1.6%
Barclays Bank PLC
Zero Coupon, 02/18/25	9,000,000	9,954,180
1.000%, 02/16/29 (b)	9,734,000	10,099,025
BNP Paribas SA
Zero Coupon, 05/13/25 (EUR)	2,700,000	3,717,987
		23,771,192
Beverages — 0.5%
Davide Campari-Milano NV
2.375%, 01/17/29 (EUR)	1,300,000	1,415,410
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	5,500,000	6,057,968
		7,473,378
BHFTI-180

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Chemicals — 0.4%
LG Chem Ltd.
1.250%, 07/18/28	5,800,000	$5,666,600
Commercial Services — 0.9%
Edenred SE
Zero Coupon, 06/14/28 (EUR)	3,025,800	1,972,103
Euronet Worldwide, Inc.
0.750%, 03/15/49	4,424,000	4,335,520
Global Payments, Inc.
1.500%, 03/01/31 (144A) (b)	7,613,000	7,270,415
		13,578,038
Diversified Financial Services — 1.2%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	5,400,000	6,478,363
Citigroup Global Markets Holdings, Inc.
1.000%, 04/09/29 (144A) (EUR)	4,500,000	4,924,016
Merrill Lynch BV
Zero Coupon, 01/30/26 (EUR)	2,200,000	2,470,639
Orpar SA
2.000%, 02/07/31 (EUR)	1,300,000	1,356,885
SBI Holdings, Inc.
Zero Coupon, 07/25/31 (JPY)	310,000,000	2,151,505
		17,381,408
Electric — 2.0%
CenterPoint Energy, Inc.
4.250%, 08/15/26	4,486,000	4,542,075
CMS Energy Corp.
3.375%, 05/01/28	2,716,000	2,908,836
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	3,000,000	3,695,697
Southern Co.
3.875%, 12/15/25	7,429,000	8,261,048
4.500%, 06/15/27 (144A)	5,276,000	5,771,944
WEC Energy Group, Inc.
4.375%, 06/01/29 (144A)	3,927,000	4,345,226
		29,524,826
Electrical Components & Equipment — 0.6%
Schneider Electric SE
1.970%, 11/27/30 (EUR)	6,500,000	9,080,702
Engineering & Construction — 0.8%
Cellnex Telecom SA
0.500%, 07/05/28 (EUR)	6,700,000	7,959,927
2.125%, 08/11/30 (EUR)	2,600,000	3,071,177
		11,031,104
Healthcare-Products — 0.3%
Envista Holdings Corp.
1.750%, 08/15/28 (b)	4,795,000	4,330,484
Home Builders — 0.2%
Meritage Homes Corp.
1.750%, 05/15/28 (144A)	1,983,000	2,257,646
Security Description	Principal Amount*	Value
Internet — 1.5%
Booking Holdings, Inc.
0.750%, 05/01/25	4,361,000	$9,756,547
Uber Technologies, Inc.
Zero Coupon, 12/15/25 (b)	7,451,000	8,214,728
0.875%, 12/01/28 (144A) (b)	3,627,000	4,541,004
		22,512,279
Iron/Steel — 0.3%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	570,000,000	3,960,950
Leisure Time — 0.3%
Amadeus IT Group SA
1.500%, 04/09/25 (EUR)	3,600,000	4,943,977
Lodging — 0.5%
Accor SA
0.700%, 12/07/27 (EUR)	11,379,900	6,500,253
Machinery-Diversified — 0.2%
Daifuku Co. Ltd.
Zero Coupon, 09/14/28 (JPY)	370,000,000	2,784,171
Mining — 0.3%
Glencore Funding LLC
Zero Coupon, 03/27/25	3,600,000	3,708,546
Real Estate — 0.4%
LEG Immobilien SE
0.875%, 09/01/25 (EUR)	5,300,000	5,867,285
Real Estate Investment Trusts — 1.5%
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	6,600,000	4,955,321
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A) (b)	4,375,000	4,633,125
Welltower OP LLC
2.750%, 05/15/28 (144A)	6,568,000	9,051,275
3.125%, 07/15/29 (144A) (b)	2,521,000	2,925,621
		21,565,342
Semiconductors — 1.7%
Microchip Technology, Inc.
0.750%, 06/01/30 (144A)	6,674,000	6,617,271
SK Hynix, Inc.
1.750%, 04/11/30	3,600,000	6,006,600
STMicroelectronics NV
Zero Coupon, 08/04/27	12,800,000	12,787,361
		25,411,232
Software — 0.9%
Akamai Technologies, Inc.
0.125%, 05/01/25 (b)	2,243,000	2,491,973
0.375%, 09/01/27	6,129,000	6,318,999
1.125%, 02/15/29	3,007,000	3,047,594
BHFTI-181

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Software—(Continued)
Tyler Technologies, Inc.
0.250%, 03/15/26	1,314,000	$1,610,964
		13,469,530
Water — 0.3%
American Water Capital Corp.
3.625%, 06/15/26	4,456,000	4,562,944
Total Convertible Bonds (Cost $258,765,825)		267,918,706

Corporate Bonds & Notes—11.9%
Aerospace/Defense — 0.2%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	170,830
Boeing Co.
2.750%, 02/01/26	102,000	98,998
3.100%, 05/01/26	80,000	77,553
3.250%, 03/01/28	100,000	94,289
3.825%, 03/01/59	89,000	60,332
3.950%, 08/01/59	139,000	95,059
5.150%, 05/01/30	300,000	300,721
5.805%, 05/01/50	90,000	86,951
6.528%, 05/01/34 (144A)	95,000	101,960
6.858%, 05/01/54 (144A)	180,000	197,570
7.008%, 05/01/64 (144A)	85,000	93,651
GE Capital Funding LLC
4.550%, 05/15/32	200,000	200,214
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	83,268
5.400%, 01/15/27	203,000	208,353
5.400%, 07/31/33	100,000	104,455
Lockheed Martin Corp.
2.800%, 06/15/50	160,000	111,120
RTX Corp.
1.900%, 09/01/31	390,000	331,578
4.150%, 05/15/45	253,000	221,131
4.875%, 10/15/40	270,000	264,216
		2,902,249
Agriculture — 0.3%
Altria Group, Inc.
3.400%, 02/04/41	309,000	240,883
6.875%, 11/01/33	294,000	332,063
BAT Capital Corp.
2.259%, 03/25/28	95,000	88,388
4.390%, 08/15/37	170,000	154,631
4.540%, 08/15/47 (b)	158,000	133,457
5.834%, 02/20/31	200,000	212,145
6.000%, 02/20/34	5,000	5,344
6.343%, 08/02/30	198,000	214,310
7.079%, 08/02/43 (b)	263,000	301,382
Bunge Ltd. Finance Corp.
4.650%, 09/17/34	76,000	75,835
Security Description	Principal Amount*	Value

Agriculture—(Continued)
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	$578,105
5.875%, 07/01/34 (144A)	640,000	665,361
Philip Morris International, Inc.
3.875%, 08/21/42	66,000	55,872
5.125%, 02/13/31	240,000	249,456
5.250%, 02/13/34 (b)	228,000	236,781
5.375%, 02/15/33	390,000	407,877
Viterra Finance BV
3.200%, 04/21/31 (144A)	200,000	182,925
		4,134,815
Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	484,960	453,086
3.600%, 09/15/28 (144A)	71,781	69,649
3.750%, 06/15/29 (144A)	368,538	356,041
American Airlines Pass-Through Trust
3.200%, 12/15/29	260,800	247,032
3.600%, 03/22/29	119,463	115,593
4.100%, 07/15/29	86,708	82,835
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	103,194	96,656
4.125%, 03/20/33 (144A)	350,812	332,395
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	78,992	76,519
United Airlines Pass-Through Trust
3.450%, 06/01/29	306,588	295,119
3.700%, 09/01/31	49,699	45,585
4.150%, 02/25/33	153,159	146,962
5.450%, 08/15/38	194,000	201,896
5.875%, 08/15/38	230,000	236,950
		2,756,318
Auto Manufacturers — 0.2%
Ford Motor Co.
3.250%, 02/12/32	715,000	608,912
Ford Motor Credit Co. LLC
4.950%, 05/28/27	345,000	344,155
5.850%, 05/17/27	200,000	203,610
General Motors Co.
5.950%, 04/01/49	85,000	84,252
General Motors Financial Co., Inc.
5.450%, 09/06/34	115,000	114,644
5.750%, 02/08/31	290,000	299,843
5.950%, 04/04/34 (b)	190,000	196,637
6.100%, 01/07/34	190,000	197,884
Hyundai Capital America
4.550%, 09/26/29 (144A)	100,000	99,789
5.300%, 06/24/29 (144A)	125,000	128,701
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A)	448,000	456,236
		2,734,663
BHFTI-182

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks — 3.4%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	$275,835
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	213,969
Banco Santander SA
5.439%, 07/15/31	600,000	627,386
5.588%, 08/08/28 (b)	600,000	624,594
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	228,000	171,428
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,140,000	1,016,731
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,200,000	1,179,103
5.202%, SOFR + 1.630%, 04/25/29 (e)	1,370,000	1,408,644
5.288%, SOFR + 1.910%, 04/25/34 (e)	473,000	491,768
5.425%, SOFR + 1.913%, 08/15/35 (e)	149,000	152,740
5.468%, SOFR + 1.650%, 01/23/35 (e)	85,000	89,386
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	252,572
5.872%, SOFR + 1.840%, 09/15/34 (e)	600,000	647,315
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	190,920
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	477,209
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (b) (e)	43,000	43,446
Bank of New York Mellon Corp.
4.947%, SOFR + 1.026%, 04/26/27 (e)	126,000	127,220
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	169,532
Bank of Nova Scotia
4.740%, SOFR + 1.440%, 11/10/32 (e)	115,000	115,365
5.450%, 08/01/29 (b)	388,000	405,970
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (e)	240,000	210,491
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	247,794
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	241,071
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	277,006
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (b) (e)	205,000	211,602
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (e)	200,000	210,688
BPCE SA
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	379,000	326,531
5.716%, SOFR + 1.959%, 01/18/30 (144A) (e)	795,000	821,076
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	250,000	267,146
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	498,000	517,943
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	398,000	444,092
Canadian Imperial Bank of Commerce
5.260%, 04/08/29	215,000	223,415
Citibank NA
5.570%, 04/30/34 (b)	250,000	266,701
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	1,015,000	880,934
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	210,941
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	750,000	734,457
4.000%, 5Y H15 + 3.597%, 12/10/25 (e)	457,000	447,428
4.075%, 3M TSFR + 1.454%, 04/23/29 (e)	101,000	100,009
4.542%, SOFR + 1.338%, 09/19/30 (e)	612,000	612,710
5.449%, SOFR + 1.447%, 06/11/35 (e)	100,000	104,302
5.827%, SOFR + 2.056%, 02/13/35 (e)	780,000	814,590
Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
6.174%, SOFR + 2.661%, 05/25/34 (b) (e)	178,000	$189,925
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	370,000	385,148
Commonwealth Bank of Australia
3.784%, 03/14/32 (144A) (b)	395,000	367,701
Credit Agricole SA
6.251%, SOFR + 2.670%, 01/10/35 (144A) (e)	345,000	368,206
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	280,000	297,733
6.700%, 5Y USD SOFR ICE Swap + 3.596%, 09/23/34 (144A) (e)	210,000	209,641
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (e)	260,000	258,976
4.613%, 5Y H15 + 1.100%, 10/02/30 (144A) (e)	400,000	399,542
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b) (e)	200,000	208,448
Deutsche Bank AG
4.999%, SOFR + 1.700%, 09/11/30 (e)	225,000	226,214
5.403%, SOFR + 2.050%, 09/11/35 (e)	340,000	342,194
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	158,795
6.819%, SOFR + 2.510%, 11/20/29 (b) (e)	150,000	161,470
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (e)	100,000	96,069
4.772%, SOFR + 2.127%, 07/28/30 (e)	271,000	273,093
4.895%, SOFR + 1.486%, 09/06/30 (e)	120,000	121,523
5.631%, SOFR + 1.840%, 01/29/32 (b) (e)	183,000	191,147
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	346,900
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	119,187
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	362,000	328,496
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	131,986
5.330%, SOFR + 1.550%, 07/23/35 (e)	780,000	807,989
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,604,000	1,727,249
7.500%, 5Y H15 + 2.809%, 05/10/29 (e)	360,000	381,589
HSBC Holdings PLC
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	316,305
5.597%, SOFR + 1.060%, 05/17/28 (e)	240,000	246,736
7.390%, SOFR + 3.350%, 11/03/28 (e)	200,000	216,520
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (e)	51,000	53,094
6.208%, SOFR + 2.020%, 08/21/29 (b) (e)	173,000	183,016
Intesa Sanpaolo SpA
7.200%, 11/28/33 (144A)	750,000	854,371
KeyBank NA
3.900%, 04/13/29	339,000	324,224
KeyCorp
6.401%, SOFR + 2.420%, 03/06/35 (e)	422,000	458,823
Macquarie Group Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	57,549
1.935%, SOFR + 0.995%, 04/14/28 (144A) (e)	153,000	143,383
Mellon Capital IV
5.640%, 3M TSFR + 0.827%, 10/31/24 (e)	81,000	70,067
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (e)	394,000	374,323
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	184,685
5.594%, 1Y H15 + 1.300%, 07/10/35 (e)	200,000	210,969
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (e)	257,000	244,398
BHFTI-183

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	$372,448
2.484%, SOFR + 1.360%, 09/16/36 (e)	876,000	732,992
2.511%, SOFR + 1.200%, 10/20/32 (e)	380,000	331,701
5.042%, SOFR + 1.215%, 07/19/30 (e)	240,000	246,630
5.164%, SOFR + 1.590%, 04/20/29 (e)	295,000	303,219
5.320%, SOFR + 1.555%, 07/19/35 (b) (e)	275,000	285,566
5.466%, SOFR + 1.730%, 01/18/35 (e)	250,000	261,398
5.656%, SOFR + 1.260%, 04/18/30 (e)	315,000	331,353
5.831%, SOFR + 1.580%, 04/19/35 (e)	170,000	182,605
5.942%, 5Y H15 + 1.800%, 02/07/39 (e)	190,000	199,491
5.948%, 5Y H15 + 2.430%, 01/19/38 (b) (e)	374,000	392,077
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (e)	500,000	515,761
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (e)	735,000	746,390
5.076%, 01/27/30 (b)	200,000	203,721
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	294,847
8.125%, 5Y H15 + 3.752%, 11/10/33 (e)	200,000	218,186
NatWest Markets PLC
5.410%, 05/17/29 (144A)	200,000	207,990
5.416%, 05/17/27 (144A)	200,000	205,274
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	170,000	155,263
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	211,896
6.875%, SOFR + 2.284%, 10/20/34 (b) (e)	314,000	359,523
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	224,436
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (b) (e)	945,000	952,506
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	191,566
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (e)	1,100,000	1,050,965
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (e)	260,000	266,403
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	208,862
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (b) (e)	200,000	203,554
Standard Chartered PLC
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (e)	200,000	205,383
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (e)	240,000	253,964
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	636,214
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	120,000	124,318
6.700%, 5Y H15 + 2.628%, 09/15/29 (e)	280,000	289,885
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A)	404,000	417,907
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	111,209
5.711%, SOFR + 1.922%, 01/24/35 (e)	470,000	495,139
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	169,899
U.S. Bancorp
5.836%, SOFR + 2.260%, 06/12/34 (e)	290,000	309,641
UBS AG
7.500%, 02/15/28	531,000	583,244
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (e)	1,050,000	1,004,157
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (e)	400,000	$417,959
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	221,120
9.250%, 5Y H15 + 4.758% (144A) (b) (e)	200,000	235,867
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	498,275
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	258,097
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	230,000	223,538
4.400%, 06/14/46	65,000	56,904
5.198%, SOFR + 1.500%, 01/23/30 (e)	150,000	154,638
5.499%, SOFR + 1.780%, 01/23/35 (b) (e)	220,000	230,624
5.557%, SOFR + 1.990%, 07/25/34 (b) (e)	1,255,000	1,316,708
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,250,000	1,300,506
5.707%, SOFR + 1.070%, 04/22/28 (b) (e)	350,000	361,407
6.491%, SOFR + 2.060%, 10/23/34 (e)	260,000	290,542
		48,913,512
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	680,000	682,739
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	495,000	496,993
Coca-Cola Co.
2.500%, 06/01/40	68,000	51,465
5.300%, 05/13/54 (b)	15,000	15,977
Constellation Brands, Inc.
3.150%, 08/01/29	168,000	159,388
Keurig Dr. Pepper, Inc.
3.350%, 03/15/51	160,000	119,000
Molson Coors Beverage Co.
4.200%, 07/15/46	56,000	48,312
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 02/16/34	315,000	321,622
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	224,000	186,870
		2,082,366
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	249,000	227,420
4.200%, 02/22/52	360,000	306,459
5.650%, 03/02/53	50,000	52,596
Biogen, Inc.
2.250%, 05/01/30	867,000	774,282
Gilead Sciences, Inc.
2.600%, 10/01/40	289,000	216,303
2.800%, 10/01/50	185,000	125,818
4.600%, 09/01/35	64,000	64,160
5.250%, 10/15/33 (b)	333,000	351,218
		2,118,256
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.350%, 11/15/28	116,000	122,476
BHFTI-184

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
CF Industries, Inc.
4.950%, 06/01/43	125,000	$117,572
Dow Chemical Co.
4.375%, 11/15/42	230,000	202,761
4.800%, 05/15/49	129,000	117,715
DuPont de Nemours, Inc.
5.319%, 11/15/38	73,000	79,494
Eastman Chemical Co.
5.000%, 08/01/29 (b)	315,000	322,485
LYB International Finance III LLC
3.625%, 04/01/51	148,000	110,302
Nutrien Ltd.
5.000%, 04/01/49	75,000	70,963
		1,143,768
Commercial Services — 0.1%
Element Fleet Management Corp.
6.319%, 12/04/28 (144A)	150,000	159,844
Ford Foundation
2.815%, 06/01/70	55,000	35,038
Global Payments, Inc.
2.900%, 11/15/31 (b)	83,000	73,055
3.200%, 08/15/29 (b)	796,000	745,747
Pepperdine University
3.301%, 12/01/59	100,000	70,413
Quanta Services, Inc.
2.350%, 01/15/32	115,000	98,714
5.250%, 08/09/34	405,000	414,030
S&P Global, Inc.
5.250%, 09/15/33	73,000	77,391
University of Southern California
3.226%, 10/01/2120	100,000	65,665
		1,739,897
Computers — 0.1%
Apple, Inc.
2.700%, 08/05/51	396,000	272,796
2.800%, 02/08/61	86,000	57,479
Dell International LLC/EMC Corp.
3.375%, 12/15/41	105,000	82,470
5.400%, 04/15/34	51,000	53,219
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	120,000	119,752
5.000%, 10/15/34	120,000	118,802
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	185,000	189,588
5.300%, 02/05/54	265,000	268,298
Leidos, Inc.
4.375%, 05/15/30	560,000	551,033
5.750%, 03/15/33	290,000	305,062
		2,018,499
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	85,000	87,250
Security Description	Principal Amount*	Value

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (b)	705,000	$665,969
4.625%, 09/10/29	150,000	150,074
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	80,000	79,504
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	382,000	356,713
2.750%, 02/21/28 (144A) (b)	650,000	607,397
4.250%, 04/15/26 (144A)	105,000	103,914
4.375%, 05/01/26 (144A)	305,000	301,952
5.500%, 01/15/26 (144A)	185,000	185,944
5.750%, 03/01/29 (144A)	154,000	158,749
5.750%, 11/15/29 (144A)	101,000	104,244
6.375%, 05/04/28 (144A)	320,000	334,513
Intercontinental Exchange, Inc.
4.000%, 09/15/27 (b)	440,000	440,461
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	45,000	45,098
		3,534,532
Electric — 1.5%
AES Corp.
5.450%, 06/01/28 (b)	406,000	417,931
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	333,000	351,612
Arizona Public Service Co.
4.700%, 01/15/44	50,000	45,316
Baltimore Gas & Electric Co.
2.900%, 06/15/50	119,000	81,616
3.200%, 09/15/49	75,000	54,060
5.400%, 06/01/53	85,000	88,078
CenterPoint Energy, Inc.
2.650%, 06/01/31	400,000	354,095
5.400%, 06/01/29	62,000	64,373
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	60,229
Commonwealth Edison Co.
3.700%, 03/01/45	80,000	65,887
4.700%, 01/15/44	150,000	141,979
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	30,000	27,695
Constellation Energy Generation LLC
5.600%, 06/15/42	127,000	131,378
5.750%, 10/01/41	120,000	126,597
5.750%, 03/15/54	54,000	57,133
6.500%, 10/01/53	378,000	436,895
Consumers Energy Co.
3.950%, 05/15/43	165,000	143,024
Dominion Energy, Inc.
4.350%, 5Y H15 + 3.195%, 01/15/27 (e)	200,000	194,790
4.700%, 12/01/44	80,000	72,257
4.900%, 08/01/41	165,000	155,757
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	90,000	95,586
7.000%, 5Y H15 + 2.511%, 06/01/54 (b) (e)	135,000	147,397
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	282,109
BHFTI-185

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
DTE Energy Co.
5.850%, 06/01/34	218,000	$233,993
Duke Energy Carolinas LLC
4.000%, 09/30/42	340,000	297,067
Duke Energy Corp.
5.800%, 06/15/54	195,000	205,847
6.100%, 09/15/53 (b)	210,000	229,933
Duke Energy Indiana LLC
3.750%, 05/15/46	86,000	69,621
5.250%, 03/01/34	345,000	361,668
Duke Energy Ohio, Inc.
5.250%, 04/01/33	200,000	208,782
5.550%, 03/15/54	116,000	121,284
Duke Energy Progress LLC
5.250%, 03/15/33	84,000	88,054
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	340,000	332,172
Emera U.S. Finance LP
2.639%, 06/15/31	133,000	115,581
3.550%, 06/15/26	124,000	121,624
4.750%, 06/15/46	313,000	278,770
Enel Finance International NV
2.500%, 07/12/31 (144A)	240,000	208,706
5.125%, 06/26/29 (144A) (b)	225,000	230,463
Engie SA
5.625%, 04/10/34 (144A)	200,000	210,218
5.875%, 04/10/54 (144A)	200,000	208,819
Entergy Arkansas LLC
5.750%, 06/01/54	70,000	75,435
Entergy Corp.
7.125%, 5Y H15 + 2.670%, 12/01/54 (b) (e)	200,000	207,368
Entergy Louisiana LLC
4.950%, 01/15/45	171,000	163,791
5.700%, 03/15/54	169,000	179,953
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	285,670
Entergy Texas, Inc.
5.550%, 09/15/54 (b)	40,000	41,454
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	744,000	720,680
FirstEnergy Corp.
2.650%, 03/01/30 (b)	233,000	212,600
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	415,000	373,273
5.450%, 07/15/44 (144A)	55,000	55,659
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	868,000	800,893
5.400%, 06/01/33 (144A)	325,000	336,147
5.650%, 05/09/34 (144A)	45,000	47,462
Jersey Central Power & Light Co.
6.150%, 06/01/37	100,000	110,803
Monongahela Power Co.
3.550%, 05/15/27 (144A)	189,000	185,537
5.850%, 02/15/34 (144A)	279,000	299,035
National Rural Utilities Cooperative Finance Corp.
5.000%, 02/07/31 (b)	250,000	261,403
Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
6.750%, 5Y H15 + 2.457%, 06/15/54 (e)	140,000	$151,073
Niagara Mohawk Power Corp.
4.278%, 12/15/28 (144A)	104,000	102,437
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	379,000	370,361
7.000%, 03/15/33 (144A)	144,000	159,964
Ohio Power Co.
2.900%, 10/01/51	130,000	85,445
Pacific Gas & Electric Co.
3.250%, 06/01/31	250,000	227,617
3.750%, 08/15/42	37,000	29,262
3.950%, 12/01/47	159,000	125,168
4.250%, 03/15/46	93,000	76,749
4.300%, 03/15/45	60,000	50,185
4.550%, 07/01/30	80,697	80,074
4.600%, 06/15/43	200,000	176,523
5.550%, 05/15/29	102,000	105,951
5.800%, 05/15/34	12,000	12,682
6.100%, 01/15/29	285,000	300,901
6.400%, 06/15/33	561,000	613,178
6.750%, 01/15/53	10,000	11,402
6.950%, 03/15/34	268,000	304,592
PacifiCorp
2.900%, 06/15/52	137,000	88,621
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	606,973
5.536%, 07/15/49	135,000	143,078
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	63,276
5.099%, 06/01/54	165,000	167,285
5.212%, 12/01/49	85,000	86,497
PPL Capital Funding, Inc.
5.250%, 09/01/34 (b)	105,000	108,111
Public Service Co. of Colorado
4.500%, 06/01/52	64,000	57,265
Public Service Co. of Oklahoma
6.625%, 11/15/37	100,000	112,524
Puget Energy, Inc.
2.379%, 06/15/28	60,000	55,557
4.224%, 03/15/32	475,000	446,647
Puget Sound Energy, Inc.
5.638%, 04/15/41	80,000	83,686
RWE Finance U.S. LLC
5.875%, 04/16/34 (144A)	150,000	156,828
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	161,442
5.350%, 04/01/53	472,000	484,483
SCE Recovery Funding LLC
4.697%, 06/15/42	150,943	151,741
5.112%, 12/14/49	65,000	65,670
Sempra
6.875%, 5Y H15 + 2.789%, 10/01/54 (e)	130,000	134,751
Sigeco Securitization I LLC
5.026%, 11/15/38	142,588	145,657
BHFTI-186

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
3.650%, 03/01/28	87,000	$85,148
3.900%, 03/15/43	137,000	114,644
4.050%, 03/15/42	150,000	129,519
5.200%, 06/01/34	475,000	492,343
5.700%, 03/01/53	65,000	68,587
5.875%, 12/01/53	356,000	386,110
5.950%, 02/01/38	102,000	111,535
Southern Co.
5.700%, 03/15/34	110,000	118,065
Southern Power Co.
4.950%, 12/15/46	240,000	225,630
5.150%, 09/15/41	100,000	98,720
Tucson Electric Power Co.
1.500%, 08/01/30	87,000	74,292
4.850%, 12/01/48	150,000	139,825
5.500%, 04/15/53	235,000	240,627
Union Electric Co.
5.200%, 04/01/34	250,000	261,328
5.250%, 01/15/54	100,000	101,390
5.450%, 03/15/53	140,000	146,137
Virginia Electric & Power Co.
2.450%, 12/15/50	281,000	173,673
5.550%, 08/15/54	30,000	31,533
5.700%, 08/15/53	102,000	109,090
Vistra Operations Co. LLC
3.700%, 01/30/27 (144A)	177,000	173,383
6.000%, 04/15/34 (144A)	192,000	205,183
6.950%, 10/15/33 (144A)	129,000	145,434
		21,411,411
Electronics — 0.0%
Amphenol Corp.
5.250%, 04/05/34	42,000	43,880
Honeywell International, Inc.
5.250%, 03/01/54	90,000	93,867
		137,747
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.054%, 03/15/29 (b)	224,000	212,203
4.279%, 03/15/32 (b)	543,000	482,364
5.050%, 03/15/42 (b)	485,000	395,912
		1,090,479
Environmental Control — 0.0%
Veralto Corp.
5.450%, 09/18/33	226,000	237,114
Food — 0.2%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	666,000	685,336
J.M. Smucker Co.
6.200%, 11/15/33 (b)	80,000	88,490
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32	55,000	47,695
Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	85,000	$78,177
5.500%, 01/15/30	244,000	247,149
6.750%, 03/15/34 (144A)	229,000	253,708
7.250%, 11/15/53 (144A)	246,000	286,981
Kellanova
5.250%, 03/01/33	40,000	41,818
Kraft Heinz Foods Co.
4.625%, 10/01/39	60,000	57,213
Kroger Co.
4.700%, 08/15/26	300,000	301,942
5.000%, 09/15/34 (b)	30,000	30,250
5.400%, 07/15/40	158,000	160,189
5.500%, 09/15/54	110,000	110,704
5.650%, 09/15/64	220,000	221,166
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	282,000	252,754
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	73,757
		2,937,329
Gas — 0.1%
APA Infrastructure Ltd.
5.125%, 09/16/34 (144A)	107,000	106,448
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (e)	135,000	139,460
Southern California Gas Co.
6.350%, 11/15/52	225,000	260,489
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	181,000	125,073
3.950%, 10/01/46	270,000	222,484
4.400%, 06/01/43	388,000	347,343
4.950%, 09/15/34 (b)	245,000	247,558
5.750%, 09/15/33	198,000	212,842
		1,661,697
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	215,000	223,540
6.400%, 04/15/33	86,000	91,978
		315,518
Healthcare-Products — 0.1%
Baxter International, Inc.
2.539%, 02/01/32 (b)	1,088,000	943,624
Boston Scientific Corp.
4.550%, 03/01/39	60,000	58,755
DH Europe Finance II SARL
3.250%, 11/15/39	85,000	71,711
Solventum Corp.
5.400%, 03/01/29 (144A)	572,000	588,481
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34	380,000	386,951
		2,049,522
BHFTI-187

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services — 0.4%
Aetna, Inc.
4.750%, 03/15/44	150,000	$134,913
6.750%, 12/15/37	266,000	300,826
AHS Hospital Corp.
5.024%, 07/01/45	110,000	111,220
Children's Hospital
2.928%, 07/15/50	100,000	69,242
CommonSpirit Health
2.782%, 10/01/30	70,000	63,683
3.910%, 10/01/50	65,000	52,290
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	84,120
Elevance Health, Inc.
4.625%, 05/15/42	200,000	187,400
4.650%, 01/15/43	125,000	117,545
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	181,654
HCA, Inc.
4.500%, 02/15/27	263,000	263,334
4.625%, 03/15/52	183,000	158,830
5.450%, 09/15/34 (b)	70,000	72,026
5.600%, 04/01/34	330,000	343,876
5.625%, 09/01/28 (b)	540,000	560,648
5.875%, 02/01/29	690,000	723,143
5.950%, 09/15/54	220,000	231,112
6.000%, 04/01/54	210,000	221,886
MyMichigan Health
3.409%, 06/01/50	40,000	30,093
NYU Langone Hospitals
3.380%, 07/01/55	90,000	66,932
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	65,427
Quest Diagnostics, Inc.
4.600%, 12/15/27	50,000	50,669
4.625%, 12/15/29	100,000	101,220
5.000%, 12/15/34	275,000	278,458
Roche Holdings, Inc.
4.985%, 03/08/34 (144A)	200,000	208,527
5.489%, 11/13/30 (144A)	316,000	337,500
UnitedHealth Group, Inc.
2.750%, 05/15/40	160,000	122,469
5.050%, 04/15/53	141,000	139,967
5.375%, 04/15/54	175,000	181,923
5.875%, 02/15/53	90,000	99,625
6.050%, 02/15/63	130,000	147,180
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	69,884
		5,777,622
Home Builders — 0.0%
MDC Holdings, Inc.
6.000%, 01/15/43	195,000	207,568
Toll Brothers Finance Corp.
3.800%, 11/01/29	300,000	291,098
		498,666
Security Description	Principal Amount*	Value

Insurance — 0.2%
Allianz SE
5.600%, 5Y H15 + 2.771%, 09/03/54 (144A) (e)	200,000	$206,252
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	358,533
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	198,000	167,051
F&G Annuities & Life, Inc.
6.500%, 06/04/29	35,000	36,049
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	75,808
5.875%, 06/10/27 (144A)	100,000	102,454
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	61,364
Hartford Financial Services Group, Inc.
4.300%, 04/15/43	25,000	22,349
6.100%, 10/01/41	25,000	27,300
High Street Funding Trust I
4.111%, 02/15/28 (144A)	121,000	117,759
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	178,148
New York Life Global Funding
1.200%, 08/07/30 (144A)	124,000	105,049
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	120,000	96,171
4.450%, 05/15/69 (144A)	145,000	125,677
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	260,000	285,378
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	79,781
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (b) (e)	130,000	138,938
Prudential Insurance Co. of America
8.300%, 07/01/25 (144A)	250,000	255,847
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	86,909
6.850%, 12/16/39 (144A)	356,000	424,949
		2,951,766
Internet — 0.2%
Amazon.com, Inc.
2.700%, 06/03/60	104,000	66,860
3.875%, 08/22/37	199,000	187,145
3.950%, 04/13/52	160,000	139,073
Meta Platforms, Inc.
4.450%, 08/15/52	342,000	315,357
5.400%, 08/15/54	365,000	382,394
5.550%, 08/15/64	90,000	96,126
5.600%, 05/15/53 (b)	45,000	48,789
5.750%, 05/15/63	64,000	70,152
Netflix, Inc.
6.375%, 05/15/29	435,000	475,223
Uber Technologies, Inc.
4.300%, 01/15/30	210,000	209,255
4.800%, 09/15/34	130,000	129,820
5.350%, 09/15/54	40,000	39,672
		2,159,866
BHFTI-188

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Iron/Steel — 0.0%
Vale Overseas Ltd.
6.125%, 06/12/33 (b)	90,000	$95,312
6.400%, 06/28/54 (b)	192,000	202,258
		297,570
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.314%, 06/15/31	125,000	130,680
John Deere Capital Corp.
4.850%, 06/11/29	300,000	309,855
Otis Worldwide Corp.
2.565%, 02/15/30	219,000	200,658
		641,193
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	428,000	300,679
3.500%, 03/01/42	105,000	72,963
3.700%, 04/01/51	149,000	95,120
6.384%, 10/23/35	536,000	547,323
6.550%, 06/01/34	215,000	223,637
6.650%, 02/01/34 (b)	87,000	91,057
Comcast Corp.
2.887%, 11/01/51	1,224,000	822,489
2.937%, 11/01/56	712,000	465,330
3.200%, 07/15/36	475,000	407,750
3.250%, 11/01/39	115,000	94,063
Cox Communications, Inc.
4.800%, 02/01/35 (144A)	71,000	67,685
Discovery Communications LLC
3.950%, 03/20/28	550,000	523,869
Time Warner Cable LLC
5.875%, 11/15/40	310,000	281,118
6.550%, 05/01/37	283,000	280,115
Walt Disney Co.
2.750%, 09/01/49	183,000	124,599
3.500%, 05/13/40	150,000	127,739
		4,525,536
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	58,675
Mining — 0.1%
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	179,306
5.634%, 04/04/34 (144A)	480,000	500,936
6.375%, 10/06/30 (144A)	226,000	245,674
Newmont Corp./Newcrest Finance Pty. Ltd.
4.200%, 05/13/50	136,000	120,628
		1,046,544
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.800%, 03/15/37	100,000	108,686
Security Description	Principal Amount*	Value

Oil & Gas — 0.5%
Aker BP ASA
3.100%, 07/15/31 (144A)	341,000	$303,927
5.125%, 10/01/34 (144A)	150,000	148,219
Antero Resources Corp.
5.375%, 03/01/30 (144A)	255,000	251,938
BP Capital Markets America, Inc.
4.812%, 02/13/33 (b)	180,000	182,407
ConocoPhillips Co.
5.700%, 09/15/63	260,000	277,299
Devon Energy Corp.
5.750%, 09/15/54	85,000	82,730
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	81,000	82,689
5.750%, 04/18/54	233,000	234,787
6.250%, 03/15/33	127,000	136,965
Eni SpA
5.700%, 10/01/40 (144A)	150,000	150,600
5.950%, 05/15/54 (144A)	200,000	205,978
EQT Corp.
3.125%, 05/15/26 (144A)	345,000	335,905
Exxon Mobil Corp.
2.995%, 08/16/39	192,000	157,700
Hess Corp.
5.600%, 02/15/41	370,000	384,970
6.000%, 01/15/40	100,000	107,815
Marathon Oil Corp.
5.700%, 04/01/34 (b)	398,000	427,085
Marathon Petroleum Corp.
4.750%, 09/15/44	60,000	53,453
Occidental Petroleum Corp.
3.500%, 08/15/29	386,000	363,451
4.625%, 06/15/45	184,000	152,697
5.200%, 08/01/29	95,000	96,577
5.375%, 01/01/32	70,000	70,961
6.200%, 03/15/40	50,000	51,907
Ovintiv, Inc.
6.250%, 07/15/33 (b)	125,000	132,276
Petroleos Mexicanos
6.500%, 03/13/27	178,000	174,551
Phillips 66 Co.
3.150%, 12/15/29	410,000	387,677
5.250%, 06/15/31	365,000	377,443
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,300,000	1,142,051
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	286,000	259,841
TotalEnergies Capital International SA
2.986%, 06/29/41	559,000	433,287
TotalEnergies Capital SA
5.275%, 09/10/54	90,000	90,130
5.488%, 04/05/54	117,000	120,913
5.638%, 04/05/64	100,000	104,274
		7,482,503
BHFTI-189

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
Berry Global, Inc.
5.650%, 01/15/34 (144A)	516,000	$529,739
5.800%, 06/15/31 (144A)	285,000	296,545
Packaging Corp. of America
4.050%, 12/15/49	35,000	29,103
Sonoco Products Co.
4.600%, 09/01/29	155,000	154,215
5.000%, 09/01/34	155,000	152,837
		1,162,439
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.050%, 11/21/39	476,000	439,688
4.250%, 11/21/49 (b)	111,000	99,425
4.400%, 11/06/42	100,000	94,309
4.625%, 10/01/42	212,000	203,694
4.800%, 03/15/29	215,000	221,269
5.050%, 03/15/34 (b)	105,000	109,674
5.400%, 03/15/54	64,000	67,863
5.500%, 03/15/64 (b)	40,000	42,710
Bristol-Myers Squibb Co.
3.700%, 03/15/52 (b)	38,000	30,190
3.900%, 03/15/62	110,000	87,216
4.550%, 02/20/48 (b)	150,000	138,277
5.100%, 02/22/31	70,000	73,298
5.200%, 02/22/34	48,000	50,619
5.550%, 02/22/54 (b)	317,000	335,825
5.650%, 02/22/64	250,000	264,930
6.250%, 11/15/53	330,000	382,266
6.400%, 11/15/63	68,000	79,981
Cencora, Inc.
2.700%, 03/15/31	514,000	461,847
4.250%, 03/01/45	105,000	92,952
5.125%, 02/15/34	61,000	62,804
CVS Health Corp.
2.700%, 08/21/40	200,000	142,019
4.125%, 04/01/40	350,000	299,782
4.780%, 03/25/38	271,000	255,691
5.125%, 02/21/30	275,000	281,991
5.300%, 12/05/43	200,000	192,719
5.875%, 06/01/53	177,000	180,122
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	224,244	209,985
5.880%, 01/10/28	172,328	171,815
8.353%, 07/10/31 (144A)	101,501	110,745
Merck & Co., Inc.
5.150%, 05/17/63	51,000	52,108
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	290,000	295,596
5.300%, 05/19/53	385,000	398,261
5.340%, 05/19/63	480,000	493,086
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	235,000	182,713
3.175%, 07/09/50	200,000	143,587
5.650%, 07/05/44	320,000	336,700
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.
2.000%, 05/15/30	442,000	$390,629
		7,476,386
Pipelines — 0.6%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	140,570
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	155,000	149,018
Cheniere Energy Partners LP
3.250%, 01/31/32	183,000	163,642
4.500%, 10/01/29	826,000	814,706
Cheniere Energy, Inc.
4.625%, 10/15/28	227,000	225,518
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	26,000	26,224
6.042%, 08/15/28 (144A)	151,000	157,884
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	71,000	75,192
6.036%, 11/15/33 (144A) (b)	275,000	293,425
DT Midstream, Inc.
4.300%, 04/15/32 (144A)	160,000	149,716
Enbridge, Inc.
5.300%, 04/05/29	210,000	217,441
5.625%, 04/05/34	150,000	157,322
8.250%, 5Y H15 + 3.785%, 01/15/84 (b) (e)	268,000	283,888
Energy Transfer LP
4.150%, 09/15/29	90,000	88,595
4.950%, 01/15/43	150,000	137,658
5.600%, 09/01/34	130,000	135,060
6.000%, 02/01/29 (144A)	712,000	729,338
6.400%, 12/01/30 (b)	170,000	185,197
7.375%, 02/01/31 (144A)	119,000	126,598
EnLink Midstream LLC
5.375%, 06/01/29	140,000	143,528
5.625%, 01/15/28 (144A)	60,000	61,414
5.650%, 09/01/34	136,000	140,525
EnLink Midstream Partners LP
5.600%, 04/01/44	148,000	141,450
Enterprise Products Operating LLC
4.950%, 02/15/35	135,000	137,096
5.550%, 02/16/55	335,000	346,059
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	60,000	47,987
Gray Oak Pipeline LLC
3.450%, 10/15/27 (144A)	170,000	164,448
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	280,000	249,604
5.000%, 08/15/42	170,000	158,356
Kinder Morgan, Inc.
5.100%, 08/01/29	190,000	194,948
MPLX LP
5.500%, 06/01/34	635,000	652,388
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	256,000	257,046
BHFTI-190

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	91,000	$64,854
4.300%, 01/15/49 (144A)	50,000	42,624
ONEOK Partners LP
6.650%, 10/01/36	140,000	156,047
ONEOK, Inc.
4.750%, 10/15/31	50,000	50,000
5.700%, 11/01/54	40,000	39,772
Sabine Pass Liquefaction LLC
4.200%, 03/15/28 (b)	216,000	214,860
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	120,000	120,917
5.026%, 10/01/29 (144A)	280,000	280,731
TransCanada PipeLines Ltd.
6.100%, 06/01/40	70,000	75,605
6.200%, 10/15/37	130,000	142,660
Transcanada Trust
5.875%, 08/15/76	120,000	119,140
Williams Cos., Inc.
4.800%, 11/15/29	170,000	172,492
5.150%, 03/15/34 (b)	90,000	90,981
5.300%, 08/15/28	404,000	417,080
		8,939,604
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	130,000	95,330
4.000%, 02/01/50	111,000	88,583
American Tower Corp.
1.875%, 10/15/30	130,000	111,990
5.200%, 02/15/29	430,000	444,088
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	155,432
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	73,764
COPT Defense Properties LP
2.750%, 04/15/31	132,000	115,498
Crown Castle, Inc.
5.600%, 06/01/29 (b)	630,000	658,512
DOC Dr. LLC
2.625%, 11/01/31	55,000	48,019
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	280,000	293,813
Essex Portfolio LP
1.700%, 03/01/28	192,000	175,881
2.650%, 03/15/32	186,000	161,954
5.500%, 04/01/34	70,000	72,767
Extra Space Storage LP
4.000%, 06/15/29	333,000	326,474
5.350%, 01/15/35	70,000	71,528
5.500%, 07/01/30	225,000	235,207
5.900%, 01/15/31	226,000	239,729
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	106,504
Healthcare Realty Holdings LP
3.100%, 02/15/30	200,000	183,765
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Healthpeak OP LLC
3.500%, 07/15/29	118,000	$113,190
Kimco Realty OP LLC
6.400%, 03/01/34	254,000	282,763
NNN REIT, Inc.
5.500%, 06/15/34	70,000	72,839
5.600%, 10/15/33	268,000	280,448
Prologis LP
5.125%, 01/15/34	273,000	282,258
Realty Income Corp.
3.250%, 01/15/31	209,000	194,973
5.375%, 09/01/54	50,000	50,895
Regency Centers LP
2.950%, 09/15/29	515,000	481,700
Sabra Health Care LP
3.200%, 12/01/31	90,000	79,211
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	144,331
UDR, Inc.
3.500%, 01/15/28	100,000	97,100
4.400%, 01/26/29	246,000	245,040
5.125%, 09/01/34	200,000	202,037
Ventas Realty LP
3.000%, 01/15/30	405,000	375,119
4.000%, 03/01/28 (b)	50,000	49,327
4.750%, 11/15/30	130,000	131,192
4.875%, 04/15/49	88,000	82,023
5.625%, 07/01/34	416,000	437,780
Welltower OP LLC
2.050%, 01/15/29	580,000	529,249
WP Carey, Inc.
2.250%, 04/01/33 (b)	135,000	111,570
3.850%, 07/15/29	790,000	767,399
		8,669,282
Retail — 0.1%
7-Eleven, Inc.
1.800%, 02/10/31 (144A)	60,000	50,564
2.800%, 02/10/51 (144A)	230,000	147,359
Home Depot, Inc.
2.750%, 09/15/51	320,000	216,330
3.300%, 04/15/40	370,000	309,233
4.850%, 06/25/31	165,000	171,037
4.950%, 06/25/34	160,000	166,340
5.300%, 06/25/54 (b)	50,000	52,548
Lowe's Cos., Inc.
2.800%, 09/15/41	113,000	82,971
5.625%, 04/15/53	86,000	89,515
McDonald's Corp.
5.150%, 09/09/52	97,000	97,063
5.450%, 08/14/53	348,000	362,694
6.300%, 10/15/37	30,000	34,225
		1,779,879
BHFTI-191

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Savings & Loans — 0.1%
Nationwide Building Society
5.127%, 07/29/29 (144A)	275,000	$283,214
6.557%, SOFR + 1.910%, 10/18/27 (144A) (e)	432,000	449,783
		732,997
Semiconductors — 0.3%
Applied Materials, Inc.
4.800%, 06/15/29	100,000	103,097
Broadcom, Inc.
3.137%, 11/15/35 (144A)	190,000	162,476
3.187%, 11/15/36 (144A)	120,000	101,704
3.419%, 04/15/33 (144A)	1,019,000	925,866
4.550%, 02/15/32	158,000	157,879
5.050%, 07/12/29	530,000	545,944
Intel Corp.
3.050%, 08/12/51	499,000	319,565
3.250%, 11/15/49	61,000	41,032
KLA Corp.
3.300%, 03/01/50	100,000	75,646
4.700%, 02/01/34 (b)	220,000	224,463
Marvell Technology, Inc.
2.950%, 04/15/31 (b)	475,000	429,015
5.750%, 02/15/29	412,000	432,260
5.950%, 09/15/33	271,000	291,231
Micron Technology, Inc.
5.875%, 09/15/33	145,000	155,082
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33	200,000	202,389
Texas Instruments, Inc.
5.000%, 03/14/53	122,000	122,956
5.050%, 05/18/63	167,000	167,576
5.150%, 02/08/54	130,000	133,569
Xilinx, Inc.
2.375%, 06/01/30	129,000	117,131
		4,708,881
Software — 0.2%
Cadence Design Systems, Inc.
4.700%, 09/10/34	213,000	214,328
Electronic Arts, Inc.
1.850%, 02/15/31	168,000	144,240
2.950%, 02/15/51	89,000	61,428
Fiserv, Inc.
4.400%, 07/01/49	60,000	53,038
5.150%, 08/12/34	215,000	220,457
Microsoft Corp.
2.500%, 09/15/50	336,000	227,662
Oracle Corp.
3.600%, 04/01/40	322,000	267,898
3.600%, 04/01/50	451,000	343,347
3.800%, 11/15/37	146,000	129,179
4.000%, 11/15/47	80,000	65,684
4.900%, 02/06/33	100,000	101,851
5.550%, 02/06/53	6,000	6,140
Roper Technologies, Inc.
2.950%, 09/15/29	222,000	208,371
Security Description	Principal Amount*	Value

Software—(Continued)
Roper Technologies, Inc.
4.500%, 10/15/29	110,000	$110,687
4.750%, 02/15/32	60,000	60,707
4.900%, 10/15/34	230,000	231,612
Salesforce, Inc.
2.900%, 07/15/51	150,000	104,684
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	48,000	48,968
5.400%, 06/12/29	220,000	227,967
5.600%, 06/12/34	400,000	419,686
VMware LLC
4.700%, 05/15/30	164,000	165,228
		3,413,162
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	300,000	257,503
2.550%, 12/01/33 (b)	301,000	253,709
3.500%, 06/01/41 (b)	324,000	265,162
3.500%, 09/15/53	130,000	95,508
3.550%, 09/15/55	903,000	660,485
3.800%, 12/01/57	125,000	94,642
Rogers Communications, Inc.
3.800%, 03/15/32	260,000	241,234
Sprint Capital Corp.
6.875%, 11/15/28	90,000	98,263
T-Mobile USA, Inc.
2.625%, 02/15/29	835,000	777,804
3.875%, 04/15/30	850,000	826,600
5.050%, 07/15/33	415,000	425,372
Verizon Communications, Inc.
1.750%, 01/20/31 (b)	777,000	662,849
4.016%, 12/03/29	750,000	739,062
5.050%, 05/09/33	200,000	206,417
Vodafone Group PLC
5.750%, 06/28/54	195,000	201,873
		5,806,483
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
6.050%, 05/14/34	165,000	173,661
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	121,000	108,051
5.200%, 04/15/54 (b)	130,000	134,382
5.500%, 03/15/55	205,000	221,115
Canadian Pacific Railway Co.
4.300%, 05/15/43	265,000	239,393
4.700%, 05/01/48	290,000	271,939
CSX Corp.
6.150%, 05/01/37	60,000	67,710
FedEx Corp.
3.250%, 05/15/41	100,000	77,894
Norfolk Southern Corp.
2.900%, 08/25/51	320,000	215,557
BHFTI-192

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp.
3.050%, 05/15/50	131,000	$92,279
5.950%, 03/15/64	102,000	112,947
Union Pacific Corp.
3.550%, 08/15/39	87,000	75,975
4.100%, 09/15/67	70,000	57,372
		1,674,614
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC
5.550%, 04/03/34 (144A)	200,000	206,218
Total Corporate Bonds & Notes (Cost $170,632,826)		174,299,175

U.S. Treasury & Government Agencies—5.2%
Agency Sponsored Mortgage-Backed — 3.0%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/52	351,951	315,895
3.700%, 06/01/34	747,184	714,857
4.000%, 12/01/47	141,765	137,650
4.500%, 06/01/48	161,228	161,203
5.000%, 12/01/48	124,934	127,113
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
9.530%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	575,780	591,773
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	494,632
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	17,920
3.000%, 07/25/49	220,345	199,592
4.500%, 10/15/41	715,366	693,749
5.000%, 02/15/40	117,000	115,902
5.500%, 03/15/37	127,600	134,900
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	745,476	638,833
3.250%, 11/25/61	331,047	295,996
3.500%, 05/25/57	345,713	319,119
3.500%, 06/25/57	350,721	323,236
3.500%, 03/25/58	489,813	475,684
3.500%, 07/25/58	360,903	328,437
Federal National Mortgage Association
1.500%, 01/01/31	500,000	427,593
1.800%, 10/01/33	500,000	415,123
1.930%, 11/01/31	900,000	777,094
1.960%, 09/01/33	750,000	620,730
2.140%, 12/01/33	443,653	379,749
2.160%, 12/01/33	500,000	424,243
2.500%, 09/01/51	454,978	392,821
2.500%, 07/01/61	355,863	296,394
2.500%, 09/01/61	805,284	670,706
2.500%, 03/01/62	536,611	447,099
2.580%, 03/01/32	498,686	450,144
2.600%, 10/01/31	350,000	319,177
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.770%, 08/01/33	921,000	$822,676
3.000%, 01/01/52	563,260	506,472
3.000%, 03/01/61	655,771	582,043
3.230%, 01/01/30	443,477	428,136
3.330%, 04/01/35	460,870	430,407
3.500%, 03/01/61	327,115	299,366
3.500%, 09/01/61	774,349	708,576
3.500%, 03/01/62	592,806	547,592
3.500%, 06/01/62	550,271	503,501
3.510%, 09/01/32	300,000	285,874
3.540%, 11/01/32	600,000	572,369
3.620%, 05/01/32	962,157	929,582
3.680%, 09/01/32	613,000	591,223
3.800%, 09/01/32	720,672	699,063
3.810%, 10/01/32	790,000	769,579
3.870%, 06/01/37	764,000	725,603
4.000%, 06/01/46	383,161	376,820
4.000%, 11/01/47	182,091	177,171
4.000%, 12/01/47	306,397	298,025
4.000%, 01/01/48	278,345	272,322
4.000%, 09/01/48	93,281	90,761
4.000%, 08/01/59	527,574	505,979
4.000%, 12/01/61	810,088	772,117
4.500%, 04/01/39	65,079	65,362
4.500%, 12/01/40	101,448	102,609
4.500%, 05/01/48	42,049	41,876
4.500%, 06/01/48	70,744	70,446
4.500%, 07/01/48	8,568	8,528
4.500%, 01/01/49	161,905	162,710
4.500%, 06/01/49	100,788	100,055
4.500%, 06/01/62	486,227	477,966
4.680%, 10/01/29	800,000	821,018
4.970%, 12/01/30	541,040	561,562
5.000%, 07/01/44	263,992	274,560
5.000%, 06/01/48	40,969	41,708
5.000%, 07/01/48	114,802	118,255
5.000%, 08/01/48	182,218	185,469
5.000%, 10/01/48	110,485	111,920
5.000%, 01/01/49	227,409	233,184
5.000%, 03/01/53	438,896	440,243
Federal National Mortgage Association REMICS
3.500%, 06/25/46	94,905	91,693
3.500%, 05/25/49	397,458	367,960
4.000%, 04/25/42	137,235	135,154
4.000%, 05/25/43	67,952	67,481
5.000%, 04/25/37	25,267	25,539
5.000%, 07/25/39	250,000	253,867
5.000%, 05/25/40	65,000	64,893
6.000%, 01/25/34	76,788	80,984
Federal National Mortgage Association Trust
5.620%, 11/25/33	176,327	177,161
Federal National Mortgage Association-ACES
0.750%, 09/25/28	153,686	144,678
1.000%, 11/25/33	217,357	213,575
1.200%, 10/25/30	70,217	65,467
BHFTI-193

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association-ACES
1.764%, 11/25/31 (e)	1,000,000	$851,947
1.925%, 10/25/30 (e) (f)	1,118,140	58,377
2.030%, 11/25/33 (e) (f)	7,949,515	579,592
2.056%, 07/25/30 (e) (f)	1,877,163	125,349
2.680%, 06/25/32 (e)	966,000	863,992
3.876%, 08/25/32 (e)	800,000	777,180
FREMF Mortgage Trust
3.651%, 12/25/51 (144A) (e)	500,000	471,984
Government National Mortgage Association
2.500%, 08/20/51	395,395	348,502
2.500%, 10/20/51	109,009	96,055
3.000%, 12/20/51	443,521	415,027
3.000%, 03/20/52	735,808	669,410
3.500%, 02/20/52	480,859	450,616
4.000%, 10/20/49	221,378	216,519
4.000%, 01/20/52	348,336	332,422
4.250%, 07/20/47	580,687	569,902
4.250%, 12/20/48	500,002	486,011
4.500%, 07/15/39	189,541	191,700
4.500%, 05/20/48	54,832	54,002
4.500%, 06/20/48	676,783	672,355
4.500%, 12/20/48	250,286	247,683
4.500%, 07/20/49	198,448	196,498
4.500%, 09/20/49	397,363	398,174
5.000%, 07/20/48	73,664	73,781
5.000%, 12/20/48	241,020	244,125
5.000%, 03/20/49	586,185	595,433
5.000%, 05/20/49	533,625	546,610
5.000%, 06/20/52	1,206,610	1,210,006
5.500%, 07/20/53	636,102	643,924
6.000%, 04/20/53	430,699	444,408
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,544	12,394
3.500%, 04/20/49	287,048	270,151
4.500%, 04/20/53	727,059	715,184
5.500%, 02/20/37	65,717	66,796
5.500%, 04/16/37	66,934	68,302
5.500%, 11/16/39	200,000	203,769
6.000%, 04/17/34	36,388	37,111
		43,313,835
U.S. Treasury — 2.2%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	444,715
1.375%, 08/15/50	135,000	74,361
1.875%, 02/15/51	2,298,000	1,439,841
1.875%, 11/15/51	845,000	526,409
2.000%, 02/15/50	367,000	239,138
2.000%, 08/15/51	500,000	322,070
2.250%, 08/15/46	236,000	168,952
2.250%, 08/15/49	115,000	79,669
2.375%, 02/15/42	625,000	486,768
2.375%, 11/15/49	570,000	405,145
2.375%, 05/15/51	175,000	123,464
2.750%, 08/15/42	1,600,000	1,318,375
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.875%, 05/15/43	1,000,000	$830,234
2.875%, 05/15/52	3,250,000	2,545,283
3.000%, 11/15/44	1,134,000	946,226
3.000%, 02/15/47	65,000	53,264
3.000%, 08/15/48	5,000	4,055
3.125%, 02/15/43	235,000	203,339
3.250%, 05/15/42	1,400,000	1,244,688
3.625%, 08/15/43	960,000	889,050
3.750%, 11/15/43	452,000	425,233
3.875%, 08/15/40	410,000	404,010
3.875%, 05/15/43	265,000	255,145
4.250%, 02/15/54	228,000	232,346
4.625%, 05/15/54	148,000	160,534
4.750%, 11/15/53	235,000	259,574
U.S. Treasury Notes
1.375%, 11/15/31	127,000	108,759
1.625%, 05/15/31	610,000	537,777
2.500%, 02/28/26	30,000	29,470
2.625%, 05/31/27	2,110,000	2,058,569
2.875%, 04/30/29	6,935,000	6,729,388
3.875%, 08/15/33	1,900,000	1,915,289
3.875%, 08/15/34	1,360,000	1,369,562
4.000%, 02/15/34	1,585,000	1,612,242
4.125%, 03/31/29	1,000,000	1,022,695
4.375%, 11/30/30 (b)	2,750,000	2,860,752
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/40	720,000	359,511
Zero Coupon, 02/15/41	462,776	228,116
		32,914,018
Total U.S. Treasury & Government Agencies (Cost $81,497,757)		76,227,853

Mutual Funds—3.7%
Investment Company Securities — 3.7%
SPDR Bloomberg High Yield Bond ETF (b) (Cost $50,563,697)	557,431	54,511,178

Asset-Backed Securities—1.4%
Asset-Backed - Automobile — 0.5%
Bridgecrest Lending Auto Securitization Trust
5.700%, 07/16/29	438,000	445,754
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	444,512
Credit Acceptance Auto Loan Trust
6.700%, 10/16/34 (144A)	500,000	518,412
8.450%, 02/15/33 (144A)	600,000	627,466
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	691,210
Exeter Automobile Receivables Trust
5.980%, 12/15/28	600,000	605,603
6.760%, 09/15/28	700,000	715,625
BHFTI-194

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Asset-Backed - Automobile—(Continued)
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	$624,225
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	500,000	493,097
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	807,683
5.690%, 02/18/31	800,000	812,855
SART
4.750%, 06/15/25	3,233	3,233
		6,789,675
Asset-Backed - Credit Card — 0.0%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	579,489
Asset-Backed - Other — 0.9%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	99,558
AMSR Trust
3.218%, 04/17/37 (144A)	700,000	690,347
Bridge Trust
4.450%, 11/17/37 (144A)	700,000	687,948
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	136,000	134,438
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	127,562	119,083
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	603,384
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,211,057
4.500%, 07/17/38 (144A)	496,000	489,361
4.500%, 07/17/39 (144A)	750,000	722,372
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	374,151
3.850%, 10/25/26 (144A) (e)	360,000	339,036
4.450%, 01/25/26 (144A) (e)	500,000	483,079
6.190%, 04/25/27 (144A)	400,000	400,845
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	500,000	502,811
6.160%, 05/20/33 (144A)	260,000	261,441
6.600%, 07/20/32 (144A)	700,000	714,202
MVW LLC
6.540%, 10/20/40 (144A)	514,620	525,162
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	120,879	115,924
3.844%, 12/25/25 (144A)	145,080	142,361
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	372,517	371,584
PRET LLC
2.487%, 07/25/51 (144A) (g)	102,000	101,371
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	725,032
5.200%, 04/17/39 (144A)	330,000	323,982
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	213,201
Security Description	Principal Amount*/ Shares	Value
Asset-Backed - Other—(Continued)
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	61,360	$60,166
6.280%, 04/20/40 (144A)	131,693	133,901
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	510,271
VM Debt Trust
7.460%, 07/18/27	499,876	479,831
VOLT CI LLC
4.992%, 05/25/51 (144A) (g)	109,429	108,136
VOLT XCII LLC
4.893%, 02/27/51 (144A) (g)	102,750	102,004
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (g)	341,771	342,012
VOLT XCVI LLC
5.116%, 03/27/51 (144A) (g)	430,460	428,705
VOLT XCVII LLC
5.240%, 04/25/51 (144A) (g)	124,042	123,540
		12,640,296
Total Asset-Backed Securities (Cost $19,664,159)		20,009,460

Convertible Preferred Stocks—1.1%
Banks — 0.9%
Bank of America Corp.- Series L, 7.250%	10,469	13,327,142
Diversified Financial Services — 0.2%
AMG Capital Trust II, 5.150%, 10/15/37 (b)	39,936	2,196,480
Total Convertible Preferred Stocks (Cost $14,315,586)		15,523,622

Preferred Stocks—0.4%
Electric Utilities — 0.4%
NextEra Energy, Inc., 6.926%, 09/01/25 (Cost $6,639,907)	136,750	6,339,730

Mortgage-Backed Securities—0.4%
Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	499,779	467,005
Home RE Ltd.
8.130%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	53,543	53,693
PRPM LLC
4.000%, 11/25/53 (144A) (g)	214,816	209,917
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	519,815	470,151
VM Master Issuer LLC
6.163%, 05/24/25 (144A) (g)	351,139	351,549
		1,552,315
Commercial Mortgage-Backed Securities — 0.3%
COMM Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	638,605
BHFTI-195

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value
Commercial Mortgage-Backed Securities—(Continued)
COMM Mortgage Trust
3.402%, 02/10/37 (144A)	420,000	$412,254
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	584,588
GS Mortgage Securities Trust
3.932%, 10/10/35 (144A) (e)	440,000	418,952
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,147,394
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	738,133	631,731
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	338,652
		4,172,176
Total Mortgage-Backed Securities (Cost $6,293,640)		5,724,491

Foreign Government—0.0%
Sovereign — 0.0%
Romania Government International Bonds
5.750%, 03/24/35 (144A) (Cost $276,037)	278,000	276,193

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	163,267

Short-Term Investments—14.5%
Mutual Funds—0.0%
State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund, 5.145% (h)	27,821	27,821

Repurchase Agreement—12.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $183,227,883; collateralized by U.S. Treasury Notes at 4.625%, maturing 06/30/26, with a market value of $186,873,334	183,208,798	183,208,798
U.S. Treasury—1.9%
U.S. Treasury Bills
4.686%, 12/05/24 (b) (i) (j)	616,000	610,971
4.874%, 11/14/24 (j) (k)	27,000,000	26,846,220
		27,457,191
Total Short-Term Investments (Cost $210,676,846)		210,693,810

Securities Lending Reinvestments (l)—4.3%
Certificates of Deposit—0.2%
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (e)	1,000,000	1,000,007
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (e)	1,000,000	$1,000,000
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (e)	1,000,000	1,000,014
		3,000,021
Commercial Paper—0.1%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (e)	1,000,000	999,989
Repurchase Agreements—3.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,900,399; collateralized by various Common Stock with an aggregate market value of $3,229,698	2,900,000	2,900,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,988,412; collateralized by various Common Stock with an aggregate market value of $3,327,702	2,988,000	2,988,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $5,600,775; collateralized by various Common Stock with an aggregate market value of $6,236,658	5,600,000	5,600,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $9,581,171; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $9,772,794	9,579,878	9,579,877
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $3,203,086; collateralized by various Common Stock with an aggregate market value of $3,570,111	3,200,000	3,200,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,022,302; collateralized by various Common Stock with an aggregate market value of $3,370,678	3,021,883	3,021,883
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $10,001,353; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $10,203,903	10,000,000	10,000,000
BHFTI-196

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $2,009,917; collateralized by various Common Stock with an aggregate market value of $2,222,537	2,000,000	$2,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,988,409; collateralized by various Common Stock with an aggregate market value of $3,327,004	2,988,000	2,988,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,500,479; collateralized by various Common Stock with an aggregate market value of $3,850,528	3,500,000	3,500,000
		57,777,760

Mutual Funds—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (h)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $62,777,756)		62,777,770
Total Investments—103.0% (Cost $1,363,519,920)		1,501,853,173
Other assets and liabilities (net)—(3.0)%		(43,816,914)
Net Assets—100.0%		$1,458,036,259

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $119,794,698 and the collateral received consisted of cash in the amount of $62,777,756 and non-cash collateral with a value of $59,960,656. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Interest only security.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $396,734.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $22,351,964.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$116,350,808, which is 8.0% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,760,099	TDB	10/29/24	USD	2,003,614	$82,445
EUR	1,378,167	CBNA	10/29/24	USD	1,534,180	1,645
EUR	1,364,642	RBC	10/29/24	USD	1,497,697	23,055
EUR	1,000,000	SSBT	10/29/24	USD	1,106,322	8,075
EUR	3,226,224	SSBT	10/29/24	USD	3,572,422	22,871
EUR	6,910,732	SSBT	10/29/24	USD	7,672,292	29,005
EUR	3,947,839	SSBT	10/29/24	USD	4,304,745	94,715
HKD	27,253,183	TDB	10/29/24	USD	3,498,543	8,348
BHFTI-197

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	6,870,772	TDB	10/29/24	USD	4,540,625	$(211,501)
EUR	2,890,988	CBNA	10/29/24	USD	3,140,277	(81,431)
EUR	1,560,023	CBNA	10/29/24	USD	1,723,652	(14,833)
EUR	1,740,669	CBNA	10/29/24	USD	1,934,359	(5,437)
EUR	2,838,645	CBNA	10/29/24	USD	3,164,698	1,321
EUR	2,246,313	RBC	10/29/24	USD	2,468,909	(34,375)
EUR	13,439,966	SSBT	10/29/24	USD	14,626,301	(351,154)
JPY	679,475,146	RBC	10/29/24	USD	4,748,579	3,574
JPY	306,590,000	SSBT	10/29/24	USD	2,177,049	36,027

Cross Currency Contracts to Buy
JPY	2,041,480,395	TDB	10/22/24	EUR	13,080,713	(329,978)
Net Unrealized Depreciation						$(717,628)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	12/06/24	744	EUR	90,373,680	$2,164,445
FTSE 100 Index Futures	12/20/24	52	GBP	4,310,020	(68,259)
MSCI Emerging Markets Index Futures	12/20/24	264	USD	15,479,640	985,163
Russell 1000 Index E-Mini Futures	12/20/24	173	USD	16,306,980	271,674
S&P 500 Index E-Mini Future	12/20/24	541	USD	157,275,463	3,229,982
TOPIX Index Futures	12/12/24	65	JPY	1,720,875,000	140,364
U.K. Long Gilt Bond Futures	12/27/24	247	GBP	24,312,210	(234,958)
U.S. Treasury Long Bond Futures	12/19/24	55	USD	6,830,313	2,914
U.S. Treasury Note 10 Year Futures	12/19/24	233	USD	26,627,531	(125,520)
U.S. Treasury Note 2 Year Futures	12/31/24	45	USD	9,370,898	32,319
U.S. Treasury Ultra Long Bond Futures	12/19/24	33	USD	4,392,094	(36,008)

Futures Contracts—Short
Euro STOXX 50 Index Futures	12/20/24	(106)	EUR	(5,331,800)	(155,581)
Russell 2000 Index E-Mini Futures	12/20/24	(119)	USD	(13,382,740)	(255,936)
SPI 200 Index Futures	12/19/24	(56)	AUD	(11,628,400)	(122,454)
U.S. Treasury Note 10 Year Futures	12/19/24	(308)	USD	(35,198,625)	(66,400)
U.S. Treasury Note 2 Year Futures	12/31/24	(410)	USD	(85,379,297)	(136,509)
U.S. Treasury Note 5 Year Futures	12/31/24	(76)	USD	(8,351,094)	4,421
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(88)	USD	(10,410,125)	(6,649)
Net Unrealized Appreciation					$5,623,008
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.314%	Annually	09/27/34	USD	72,000,000	$(11,275)	$5,746	$(17,021)
Pay	12M SOFR	Annually	3.379%	Annually	08/30/34	USD	49,000,000	265,120	(3,092)	268,212
Pay	12M SOFR	Annually	3.384%	Annually	08/06/34	USD	87,000,000	510,416	(1,855)	512,271
Pay	12M SOFR	Annually	4.085%	Annually	06/12/34	USD	133,500,000	8,483,271	(3,584)	8,486,855
BHFTI-198

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.283%	Annually	05/03/34	USD	90,500,000	$7,176,677	$(3,123)	$7,179,800
Totals								$16,424,209	$(5,908)	$16,430,117
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,880,485	$7,855,098	$—	$9,735,583
Air Freight & Logistics	1,625,466	—	—	1,625,466
Automobile Components	—	3,438,817	—	3,438,817
Automobiles	3,356,975	1,020,924	—	4,377,899
Banks	18,921,242	27,097,413	0	46,018,655
Beverages	5,053,665	13,164,858	—	18,218,523
Biotechnology	9,222,375	—	—	9,222,375
Broadline Retail	20,324,584	3,652,539	—	23,977,123
Building Products	2,611,587	1,390,149	—	4,001,736
Capital Markets	10,273,550	14,386,923	—	24,660,473
Chemicals	1,294,518	9,014,245	—	10,308,763
Commercial Services & Supplies	745,442	—	—	745,442
Communications Equipment	962,202	—	—	962,202
Construction & Engineering	1,749,014	4,164,850	—	5,913,864
Construction Materials	1,062,345	—	—	1,062,345
Consumer Finance	2,720,457	—	—	2,720,457
Consumer Staples Distribution & Retail	1,364,299	1,897,131	—	3,261,430
Containers & Packaging	2,532,314	—	—	2,532,314
Distributors	387,727	—	—	387,727
Diversified Telecommunication Services	506,675	6,650,986	—	7,157,661
Electric Utilities	9,726,501	3,015,200	—	12,741,701
Electrical Equipment	3,771,063	3,339,336	—	7,110,399
Electronic Equipment, Instruments & Components	1,167,944	4,584,991	—	5,752,935
Energy Equipment & Services	2,852,260	—	—	2,852,260
Entertainment	1,713,632	1,328,407	—	3,042,039
Financial Services	17,552,052	—	—	17,552,052
Food Products	2,009,922	8,397,253	—	10,407,175
Ground Transportation	5,897,645	—	—	5,897,645
Health Care Equipment & Supplies	4,598,718	4,714,043	—	9,312,761
Health Care Providers & Services	14,208,865	—	—	14,208,865
Health Care REITs	1,774,112	—	—	1,774,112
Hotel & Resort REITs	474,397	—	—	474,397
Hotels, Restaurants & Leisure	13,954,761	2,387,053	—	16,341,814
Household Durables	1,512,422	5,126,989	—	6,639,411
Household Products	999,018	64,013	—	1,063,031
Industrial Conglomerates	3,258,628	3,669,162	—	6,927,790
Industrial REITs	2,000,212	855,923	—	2,856,135
Insurance	7,665,413	18,183,026	—	25,848,439
Interactive Media & Services	19,553,443	4,754,780	—	24,308,223
IT Services	4,948,351	4,628,873	—	9,577,224
Leisure Products	—	1,668,362	—	1,668,362
Life Sciences Tools & Services	1,504,023	—	—	1,504,023
Machinery	7,756,075	7,913,603	—	15,669,678
Media	1,528,473	—	—	1,528,473
Metals & Mining	—	5,290,331	—	5,290,331
Multi-Utilities	3,548,617	1,834,128	—	5,382,745
Oil, Gas & Consumable Fuels	12,062,150	8,781,821	—	20,843,971
Personal Care Products	738,923	1,475,367	—	2,214,290
Pharmaceuticals	10,865,655	14,619,989	—	25,485,644
Professional Services	942,564	6,707,484	—	7,650,048
Real Estate Management & Development	419,497	1,453,810	—	1,873,307
BHFTI-199

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Residential REITs	$1,471,182	$—	$—	$1,471,182
Retail REITs	1,773,943	—	—	1,773,943
Semiconductors & Semiconductor Equipment	47,037,308	10,527,504	—	57,564,812
Software	31,096,139	4,299,116	—	35,395,255
Specialized REITs	4,923,367	—	—	4,923,367
Specialty Retail	12,674,012	2,716,084	—	15,390,096
Technology Hardware, Storage & Peripherals	18,839,780	—	—	18,839,780
Textiles, Apparel & Luxury Goods	739,641	10,867,572	—	11,607,213
Tobacco	847,008	1,802,958	—	2,649,966
Trading Companies & Distributors	258,606	2,965,414	—	3,224,020
Wireless Telecommunication Services	420,149	—	—	420,149
Total Common Stocks	365,681,393	241,706,525	0	607,387,918
Total Convertible Bonds*	—	267,918,706	—	267,918,706
Total Corporate Bonds & Notes*	—	174,299,175	—	174,299,175
Total U.S. Treasury & Government Agencies*	—	76,227,853	—	76,227,853
Total Mutual Funds*	54,511,178	—	—	54,511,178
Total Asset-Backed Securities*	—	20,009,460	—	20,009,460
Total Convertible Preferred Stocks*	15,523,622	—	—	15,523,622
Total Preferred Stocks*	6,339,730	—	—	6,339,730
Total Mortgage-Backed Securities*	—	5,724,491	—	5,724,491
Total Foreign Government*	—	276,193	—	276,193
Total Municipals*	—	163,267	—	163,267
Short-Term Investments
Mutual Funds	27,821	—	—	27,821
Repurchase Agreement	—	183,208,798	—	183,208,798
U.S. Treasury	—	27,457,191	—	27,457,191
Total Short-Term Investments	27,821	210,665,989	—	210,693,810
Securities Lending Reinvestments
Certificates of Deposit	—	3,000,021	—	3,000,021
Commercial Paper	—	999,989	—	999,989
Repurchase Agreements	—	57,777,760	—	57,777,760
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	61,777,770	—	62,777,770
Total Investments	$443,083,744	$1,058,769,429	$0	$1,501,853,173
Collateral for Securities Loaned (Liability)	$—	$(62,777,756)	$—	$(62,777,756)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$311,081	$—	$311,081
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,028,709)	—	(1,028,709)
Total Forward Contracts	$—	$(717,628)	$—	$(717,628)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,831,282	$—	$—	$6,831,282
Futures Contracts (Unrealized Depreciation)	(1,208,274)	—	—	(1,208,274)
Total Futures Contracts	$5,623,008	$—	$—	$5,623,008
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$16,447,138	$—	$16,447,138
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(17,021)	—	(17,021)
Total Centrally Cleared Swap Contracts	$—	$16,430,117	$—	$16,430,117

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, a transfer out of Level 3 in the amount of $453,676 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
BHFTI-200

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.2%
V2X, Inc. (a)	14,100	$787,626
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a) (b)	54,413	349,876
Automobile Components — 1.4%
Dana, Inc.	47,710	503,818
Goodyear Tire & Rubber Co. (a)	49,726	440,075
Modine Manufacturing Co. (a)	19,457	2,583,695
Phinia, Inc.	31,472	1,448,656
		4,976,244
Banks — 18.1%
1st Source Corp.	4,312	258,203
Amalgamated Financial Corp.	39,016	1,223,932
Ameris Bancorp	39,348	2,454,922
Associated Banc-Corp.	14,269	307,354
Axos Financial, Inc. (a)	9,230	580,382
Banc of California, Inc.	129,885	1,913,206
Bancorp, Inc. (a)	10,810	578,335
Bank of NT Butterfield & Son Ltd.	77,481	2,857,499
BankUnited, Inc.	24,331	886,622
Banner Corp.	27,081	1,612,944
Brookline Bancorp, Inc.	22,141	223,403
Business First Bancshares, Inc.	30,578	784,937
Byline Bancorp, Inc.	42,987	1,150,762
Capital City Bank Group, Inc.	5,901	208,246
Capitol Federal Financial, Inc.	57,014	332,962
Central Pacific Financial Corp.	17,606	519,553
CNB Financial Corp.	9,937	239,084
Community Trust Bancorp, Inc.	5,525	274,371
ConnectOne Bancorp, Inc.	69,965	1,752,623
CrossFirst Bankshares, Inc. (a)	10,823	180,636
Customers Bancorp, Inc. (a)	25,430	1,181,223
CVB Financial Corp.	16,419	292,587
Eastern Bankshares, Inc. (b)	120,356	1,972,635
Enterprise Financial Services Corp.	42,814	2,194,646
Equity Bancshares, Inc. - Class A (b)	30,079	1,229,629
First BanCorp	124,557	2,636,872
First Bancshares, Inc.	36,390	1,169,211
First Commonwealth Financial Corp.	7,055	120,993
First Financial Corp.	17,934	786,406
First Interstate BancSystem, Inc. - Class A	7,802	239,365
First Merchants Corp.	34,109	1,268,855
First Mid Bancshares, Inc.	4,869	189,453
Glacier Bancorp, Inc.	7,261	331,828
Hancock Whitney Corp.	18,292	936,002
Hanmi Financial Corp.	44,164	821,450
Heartland Financial USA, Inc.	6,264	355,169
Heritage Commerce Corp.	143,849	1,421,228
Hilltop Holdings, Inc.	23,612	759,362
Home BancShares, Inc.	30,823	834,995
HomeTrust Bancshares, Inc.	9,613	327,611
Hope Bancorp, Inc.	43,056	540,783
Independent Bank Corp.	8,458	500,122
Mercantile Bank Corp.	3,891	170,114
Security Description	Shares	Value
Banks—(Continued)
Metropolitan Bank Holding Corp. (a)	289	$15,196
Mid Penn Bancorp, Inc.	3,873	115,532
Midland States Bancorp, Inc.	6,430	143,903
MVB Financial Corp.	2,851	55,195
National Bank Holdings Corp. - Class A	5,848	246,201
OceanFirst Financial Corp.	79,637	1,480,452
OFG Bancorp	51,659	2,320,522
Old National Bancorp	159,136	2,969,478
Old Second Bancorp, Inc.	86,204	1,343,920
Orrstown Financial Services, Inc.	4,800	172,608
Pathward Financial, Inc.	28,691	1,893,893
Peapack-Gladstone Financial Corp.	11,564	316,969
Pinnacle Financial Partners, Inc.	10,485	1,027,215
Popular, Inc.	18,444	1,849,380
Preferred Bank (b)	10,355	830,989
Premier Financial Corp.	27,027	634,594
QCR Holdings, Inc.	24,619	1,822,545
Seacoast Banking Corp. of Florida	7,884	210,109
Sierra Bancorp	5,726	165,367
South Plains Financial, Inc.	10,652	361,316
Southern Missouri Bancorp, Inc.	248	14,009
Southside Bancshares, Inc.	18,084	604,548
SouthState Corp.	13,613	1,322,911
Texas Capital Bancshares, Inc. (a)	4,313	308,207
Towne Bank	17,881	591,146
TriCo Bancshares	17,716	755,587
UMB Financial Corp. (b)	9,687	1,018,201
United Bankshares, Inc.	18,701	693,807
Unity Bancorp, Inc.	5,778	196,799
Veritex Holdings, Inc.	43,537	1,145,894
WesBanco, Inc. (b)	9,543	284,191
Wintrust Financial Corp.	11,086	1,203,164
WSFS Financial Corp. (b)	11,848	604,129
		65,338,492
Biotechnology — 3.8%
ACELYRIN, Inc. (a)	114,067	562,350
Akero Therapeutics, Inc. (a)	24,295	697,023
Aurinia Pharmaceuticals, Inc. (a)	53,452	391,803
Avidity Biosciences, Inc. (a)	8,263	379,520
Beam Therapeutics, Inc. (a) (b)	40,469	991,490
Biohaven Ltd. (a)	1,306	65,261
Cytokinetics, Inc. (a)	16,702	881,866
Denali Therapeutics, Inc. (a) (b)	13,164	383,467
Enanta Pharmaceuticals, Inc. (a)	25,534	264,532
Erasca, Inc. (a)	271,562	741,364
Intellia Therapeutics, Inc. (a) (b)	26,138	537,136
Myriad Genetics, Inc. (a)	65,400	1,791,306
Prothena Corp. PLC (a)	19,793	331,137
Relay Therapeutics, Inc. (a)	89,946	636,818
Syndax Pharmaceuticals, Inc. (a)	41,659	801,936
Travere Therapeutics, Inc. (a)	55,990	783,300
Veracyte, Inc. (a) (b)	38,746	1,318,914
Verve Therapeutics, Inc. (a)	19,040	92,154
Vir Biotechnology, Inc. (a)	83,334	624,172
Viridian Therapeutics, Inc. (a)	49,428	1,124,487
BHFTI-201

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Zentalis Pharmaceuticals, Inc. (a)	61,767	$227,302
		13,627,338
Building Products — 1.9%
Gibraltar Industries, Inc. (a)	1,609	112,517
Griffon Corp.	34,938	2,445,660
Masterbrand, Inc. (a)	8,973	166,359
Quanex Building Products Corp.	12,969	359,890
Resideo Technologies, Inc. (a)	63,753	1,283,986
UFP Industries, Inc.	20,562	2,697,940
		7,066,352
Capital Markets — 0.8%
Open Lending Corp. (a) (b)	64,293	393,473
Piper Sandler Cos.	712	202,073
StoneX Group, Inc. (a)	6,077	497,585
Victory Capital Holdings, Inc. - Class A	14,111	781,749
Virtus Investment Partners, Inc.	5,503	1,152,603
		3,027,483
Chemicals — 1.2%
AdvanSix, Inc.	2,379	72,274
Avient Corp.	16,112	810,756
Ecovyst, Inc. (a)	13,115	89,838
HB Fuller Co.	19,412	1,540,925
Innospec, Inc.	9,663	1,092,789
Perimeter Solutions SA (a)	21,610	290,654
Tronox Holdings PLC	41,334	604,716
		4,501,952
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	47,713	2,517,338
ACCO Brands Corp.	25,935	141,864
Ennis, Inc.	14,944	363,438
GEO Group, Inc. (a)	22,129	284,358
Healthcare Services Group, Inc. (a)	67,558	754,623
		4,061,621
Communications Equipment — 0.8%
Aviat Networks, Inc. (a)	34,403	744,137
Digi International, Inc. (a)	37,927	1,044,130
NETGEAR, Inc. (a)	52,680	1,056,761
		2,845,028
Construction & Engineering — 2.5%
API Group Corp. (a)	38,023	1,255,520
Arcosa, Inc.	24,384	2,310,628
Comfort Systems USA, Inc.	1,378	537,902
Fluor Corp. (a)	18,376	876,719
MYR Group, Inc. (a) (b)	10,254	1,048,266
Primoris Services Corp.	19,791	1,149,461
Tutor Perini Corp. (a)	71,010	1,928,632
		9,107,128
Security Description	Shares	Value
Construction Materials — 0.3%
Summit Materials, Inc. - Class A (a)	30,951	$1,208,017
Consumer Finance — 0.8%
Enova International, Inc. (a)	27,104	2,271,044
LendingClub Corp. (a)	64,426	736,389
		3,007,433
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (b)	20,077	1,006,661
Sprouts Farmers Market, Inc. (a)	11,504	1,270,156
		2,276,817
Containers & Packaging — 0.2%
Greif, Inc. - Class A	8,815	552,348
O-I Glass, Inc. (a)	22,917	300,671
		853,019
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. (a)	27,694	2,090,343
Laureate Education, Inc.	46,193	767,266
Perdoceo Education Corp.	23,530	523,307
Stride, Inc. (a) (b)	5,284	450,778
		3,831,694
Diversified REITs — 1.6%
Alexander & Baldwin, Inc.	19,955	383,136
American Assets Trust, Inc.	19,910	531,995
Armada Hoffler Properties, Inc.	18,389	199,153
Broadstone Net Lease, Inc. (b)	100,343	1,901,500
Empire State Realty Trust, Inc. - Class A	83,971	930,399
Essential Properties Realty Trust, Inc. (b)	54,244	1,852,432
		5,798,615
Diversified Telecommunication Services — 1.0%
AST SpaceMobile, Inc. (a) (b)	17,551	458,959
ATN International, Inc.	3,680	119,011
Liberty Latin America Ltd. - Class A (a)	21,787	208,719
Liberty Latin America Ltd. - Class C (a) (b)	219,977	2,087,582
Lumen Technologies, Inc. (a)	126,268	896,503
		3,770,774
Electric Utilities — 1.6%
IDACORP, Inc.	15,759	1,624,595
Portland General Electric Co.	52,618	2,520,402
TXNM Energy, Inc.	33,853	1,481,746
		5,626,743
Electrical Equipment — 0.3%
Sunrun, Inc. (a) (b)	61,920	1,118,275
Electronic Equipment, Instruments & Components — 3.0%
Bel Fuse, Inc. - Class A	4,590	456,384
Benchmark Electronics, Inc.	33,686	1,492,963
Daktronics, Inc. (a)	82,790	1,068,819
Knowles Corp. (a)	173,190	3,122,616
BHFTI-202

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
OSI Systems, Inc. (a) (b)	2,956	$448,809
Sanmina Corp. (a)	20,494	1,402,814
ScanSource, Inc. (a)	22,131	1,062,952
TTM Technologies, Inc. (a)	38,242	697,916
Vishay Intertechnology, Inc. (b)	33,659	636,492
Vishay Precision Group, Inc. (a)	23,142	599,378
		10,989,143
Energy Equipment & Services — 2.0%
Expro Group Holdings NV (a) (b)	25,018	429,559
Helix Energy Solutions Group, Inc. (a)	17,978	199,556
Helmerich & Payne, Inc. (b)	19,753	600,886
Liberty Energy, Inc. (b)	98,175	1,874,161
Noble Corp. PLC (b)	19,618	708,994
Patterson-UTI Energy, Inc. (b)	151,572	1,159,526
Select Water Solutions, Inc.	102,162	1,137,063
Valaris Ltd. (a) (b)	19,553	1,090,080
		7,199,825
Entertainment — 0.1%
Cinemark Holdings, Inc. (a)	6,272	174,612
Vivid Seats, Inc. - Class A (a)	76,427	282,780
		457,392
Financial Services — 5.1%
Cannae Holdings, Inc.	24,779	472,288
Enact Holdings, Inc.	46,077	1,673,977
Essent Group Ltd.	47,605	3,060,525
Jackson Financial, Inc. - Class A	20,074	1,831,351
Marqeta, Inc. - Class A (a)	135,287	665,612
Merchants Bancorp	16,920	760,723
Mr. Cooper Group, Inc. (a)	31,811	2,932,338
NMI Holdings, Inc. (a)	40,045	1,649,454
Pagseguro Digital Ltd. - Class A (a)	125,083	1,076,965
PennyMac Financial Services, Inc.	15,449	1,760,723
Radian Group, Inc.	56,024	1,943,473
Repay Holdings Corp. (a) (b)	23,978	195,660
StoneCo Ltd. - Class A (a)	28,186	317,374
		18,340,463
Food Products — 1.2%
Cal-Maine Foods, Inc.	12,065	902,945
Dole PLC	126,331	2,057,932
Fresh Del Monte Produce, Inc.	21,154	624,889
John B Sanfilippo & Son, Inc.	2,597	244,923
Utz Brands, Inc. (b)	22,264	394,073
		4,224,762
Gas Utilities — 1.6%
Chesapeake Utilities Corp. (b)	6,415	796,551
New Jersey Resources Corp.	23,566	1,112,315
Northwest Natural Holding Co.	18,770	766,191
ONE Gas, Inc. (b)	23,495	1,748,498
Southwest Gas Holdings, Inc.	8,529	629,099
Security Description	Shares	Value
Gas Utilities—(Continued)
Spire, Inc.	10,203	$686,560
		5,739,214
Ground Transportation — 0.3%
ArcBest Corp.	9,628	1,044,157
Health Care Equipment & Supplies — 1.8%
Alphatec Holdings, Inc. (a) (b)	86,683	481,957
Embecta Corp.	15,615	220,171
ICU Medical, Inc. (a)	13,416	2,444,664
Inari Medical, Inc. (a)	10,325	425,803
Inmode Ltd. (a) (b)	74,025	1,254,724
Omnicell, Inc. (a)	29,834	1,300,762
OraSure Technologies, Inc. (a)	78,569	335,490
		6,463,571
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. (a)	16,366	2,177,169
Option Care Health, Inc. (a)	31,570	988,141
Pediatrix Medical Group, Inc. (a)	123,690	1,433,567
		4,598,877
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	17,366	453,253
CareTrust REIT, Inc.	23,733	732,400
Community Healthcare Trust, Inc.	8,911	161,735
Sabra Health Care REIT, Inc.	113,510	2,112,421
		3,459,809
Health Care Technology — 0.5%
Evolent Health, Inc. - Class A (a) (b)	42,275	1,195,537
Health Catalyst, Inc. (a)	59,057	480,724
		1,676,261
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc. (b)	61,613	914,953
Chatham Lodging Trust	11,353	96,728
DiamondRock Hospitality Co.	74,950	654,314
RLJ Lodging Trust	78,524	720,850
Ryman Hospitality Properties, Inc. (b)	12,552	1,346,076
Xenia Hotels & Resorts, Inc.	59,595	880,218
		4,613,139
Hotels, Restaurants & Leisure — 0.8%
El Pollo Loco Holdings, Inc. (a)	29,320	401,684
Life Time Group Holdings, Inc. (a)	33,372	814,944
Light & Wonder, Inc. (a)	3,617	328,171
Lindblad Expeditions Holdings, Inc. (a) (b)	21,418	198,117
Six Flags Entertainment Corp.	2,204	88,843
Sweetgreen, Inc. - Class A (a) (b)	16,029	568,228
United Parks & Resorts, Inc. (a) (b)	13,279	671,917
		3,071,904
Household Durables — 3.3%
Century Communities, Inc. (b)	8,843	910,652
BHFTI-203

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Champion Homes, Inc. (a)	3,834	$363,655
Green Brick Partners, Inc. (a)	11,020	920,390
Helen of Troy Ltd. (a) (b)	1,988	122,958
Hovnanian Enterprises, Inc. - Class A (a)	1,409	287,957
KB Home (b)	19,692	1,687,407
Landsea Homes Corp. (a)	7,405	91,452
M/I Homes, Inc. (a)	9,996	1,712,915
Meritage Homes Corp.	11,507	2,359,741
Taylor Morrison Home Corp. (a)	32,131	2,257,524
Tri Pointe Homes, Inc. (a)	24,761	1,121,921
		11,836,572
Household Products — 0.1%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	7,857	246,710
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. - Class A	23,121	658,255
Clearway Energy, Inc. - Class C	18,727	574,544
		1,232,799
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	6,771	379,041
Innovative Industrial Properties, Inc.	8,842	1,190,133
LXP Industrial Trust	211,089	2,121,445
Plymouth Industrial REIT, Inc.	41,970	948,522
Terreno Realty Corp.	5,939	396,903
		5,036,044
Insurance — 1.2%
CNO Financial Group, Inc.	55,353	1,942,890
Enstar Group Ltd. (a)	212	68,177
Genworth Financial, Inc. (a)	61,304	419,933
Hamilton Insurance Group Ltd. - Class B (a)	34,934	675,624
Oscar Health, Inc. - Class A (a)	18,358	389,373
RLI Corp.	3,467	537,316
Selective Insurance Group, Inc.	2,318	216,269
		4,249,582
Interactive Media & Services — 0.1%
QuinStreet, Inc. (a)	15,902	304,205
Shutterstock, Inc.	2,552	90,264
		394,469
IT Services — 0.6%
ASGN, Inc. (a)	12,741	1,187,844
Information Services Group, Inc.	22,011	72,636
Unisys Corp. (a)	163,343	927,788
		2,188,268
Leisure Products — 0.5%
Funko, Inc. - Class A (a)	62,578	764,703
Peloton Interactive, Inc. - Class A (a) (b)	98,152	459,351
Solo Brands, Inc. - Class A (a) (b)	196,166	276,594
Topgolf Callaway Brands Corp. (a) (b)	20,579	225,958
		1,726,606
Security Description	Shares	Value
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp. (a) (b)	111,470	$570,726
Cytek Biosciences, Inc. (a)	71,401	395,562
		966,288
Machinery — 1.6%
Blue Bird Corp. (a)	14,083	675,421
Enpro, Inc.	2,732	443,076
Hillman Solutions Corp. (a)	90,358	954,180
Mueller Industries, Inc.	35,091	2,600,243
Terex Corp.	17,398	920,528
Titan International, Inc. (a) (b)	46,190	375,525
		5,968,973
Marine Transportation — 0.8%
Costamare, Inc.	26,569	417,665
Matson, Inc.	16,347	2,331,409
Safe Bulkers, Inc.	46,543	241,093
		2,990,167
Media — 0.9%
AMC Networks, Inc. - Class A (a)	28,179	244,875
EchoStar Corp. - Class A (a) (b)	13,096	325,043
Gray Television, Inc.	37,900	203,144
Integral Ad Science Holding Corp. (a)	24,283	262,499
John Wiley & Sons, Inc. - Class A (b)	26,993	1,302,412
Magnite, Inc. (a)	72,443	1,003,336
		3,341,309
Metals & Mining — 2.0%
Arch Resources, Inc.	5,628	777,564
Carpenter Technology Corp. (b)	3,113	496,773
Coeur Mining, Inc. (a)	52,380	360,374
Commercial Metals Co.	49,590	2,725,466
Constellium SE (a)	23,423	380,858
Hecla Mining Co.	182,631	1,218,149
SunCoke Energy, Inc.	28,292	245,575
Warrior Met Coal, Inc.	19,082	1,219,340
		7,424,099
Mortgage Real Estate Investment Trusts — 1.3%
BrightSpire Capital, Inc.	98,206	549,954
Dynex Capital, Inc.	15,637	199,528
KKR Real Estate Finance Trust, Inc.	26,711	329,881
Ladder Capital Corp.	175,432	2,035,011
MFA Financial, Inc.	69,676	886,279
Redwood Trust, Inc. (b)	31,444	243,062
TPG RE Finance Trust, Inc.	60,719	517,933
		4,761,648
Multi-Utilities — 1.2%
Avista Corp. (b)	5,113	198,129
Black Hills Corp.	16,982	1,037,940
Northwestern Energy Group, Inc.	15,729	900,013
Unitil Corp.	33,768	2,045,665
		4,181,747
BHFTI-204

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Office REITs — 1.8%
Brandywine Realty Trust	85,822	$466,872
City Office REIT, Inc.	20,691	120,835
COPT Defense Properties	82,488	2,501,861
Equity Commonwealth (a)	26,292	523,211
Paramount Group, Inc.	49,863	245,326
Piedmont Office Realty Trust, Inc. - Class A	88,776	896,637
SL Green Realty Corp. (b)	23,088	1,607,156
		6,361,898
Oil, Gas & Consumable Fuels — 4.4%
California Resources Corp.	3,380	177,349
Chord Energy Corp.	2,261	294,450
Civitas Resources, Inc.	13,820	700,259
CNX Resources Corp. (a) (b)	9,894	322,248
CONSOL Energy, Inc. (b)	4,571	478,355
CVR Energy, Inc. (b)	20,703	476,790
Delek U.S. Holdings, Inc. (b)	2,374	44,512
Gulfport Energy Corp. (a)	8,328	1,260,443
International Seaways, Inc.	23,059	1,188,922
Magnolia Oil & Gas Corp. - Class A (b)	6,749	164,811
Matador Resources Co.	27,348	1,351,538
Murphy Oil Corp.	46,258	1,560,745
Ovintiv, Inc.	18,978	727,047
Par Pacific Holdings, Inc. (a)	7,722	135,907
PBF Energy, Inc. - Class A (b)	19,648	608,106
Peabody Energy Corp. (b)	31,264	829,747
Permian Resources Corp.	66,503	905,106
REX American Resources Corp. (a)	2,980	137,944
Scorpio Tankers, Inc.	5,683	405,198
SM Energy Co. (b)	49,749	1,988,467
Teekay Tankers Ltd. - Class A	14,681	855,168
Uranium Energy Corp. (a)	62,128	385,815
World Kinect Corp. (b)	27,444	848,294
		15,847,221
Passenger Airlines — 0.5%
Blade Air Mobility, Inc. (a)	29,692	87,294
JetBlue Airways Corp. (a) (b)	19,400	127,264
SkyWest, Inc. (a)	18,748	1,593,955
		1,808,513
Personal Care Products — 0.7%
BellRing Brands, Inc. (a)	13,801	837,997
Edgewell Personal Care Co.	39,526	1,436,375
Honest Co., Inc. (a)	35,676	127,363
		2,401,735
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals, Inc. (a)	119,638	995,388
ANI Pharmaceuticals, Inc. (a)	16,922	1,009,566
BioAge Labs, Inc. (a)	28,401	590,741
Pacira BioSciences, Inc. (a) (b)	64,855	976,068
Prestige Consumer Healthcare, Inc. (a)	8,986	647,891
		4,219,654
Security Description	Shares	Value
Professional Services — 1.0%
Barrett Business Services, Inc. (b)	42,584	$1,597,326
Korn Ferry	24,781	1,864,523
NV5 Global, Inc. (a)	3,209	299,977
		3,761,826
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc. (a)	84,993	431,765
Cushman & Wakefield PLC (a)	92,859	1,265,668
DigitalBridge Group, Inc. (b)	28,985	409,558
Newmark Group, Inc. - Class A	34,715	539,124
Opendoor Technologies, Inc. (a) (b)	261,055	522,110
		3,168,225
Residential REITs — 0.6%
Independence Realty Trust, Inc.	69,295	1,420,548
UMH Properties, Inc.	12,472	245,324
Veris Residential, Inc.	21,128	377,346
		2,043,218
Retail REITs — 2.8%
Agree Realty Corp. (b)	14,437	1,087,539
InvenTrust Properties Corp.	29,033	823,666
Kimco Realty Corp.	13,643	316,791
Kite Realty Group Trust (b)	80,810	2,146,314
Macerich Co.	67,719	1,235,195
Phillips Edison & Co., Inc.	55,030	2,075,181
Retail Opportunity Investments Corp.	131,158	2,063,115
SITE Centers Corp.	9,120	551,760
		10,299,561
Semiconductors & Semiconductor Equipment — 0.2%
Ichor Holdings Ltd. (a)	18,643	593,034
Software — 1.7%
Adeia, Inc.	67,466	803,520
Aurora Innovation, Inc. (a) (b)	24,529	145,212
Consensus Cloud Solutions, Inc. (a)	19,882	468,221
Hut 8 Corp. (a) (b)	21,182	259,691
LiveRamp Holdings, Inc. (a)	47,696	1,181,907
ON24, Inc. (a)	75,363	461,222
OneSpan, Inc. (a)	45,138	752,450
Ooma, Inc. (a)	26,549	302,393
Riot Platforms, Inc. (a) (b)	62,878	466,555
Verint Systems, Inc. (a)	26,857	680,288
Xperi, Inc. (a)	53,342	492,880
		6,014,339
Specialized REITs — 0.7%
Outfront Media, Inc.	29,034	533,645
PotlatchDeltic Corp.	42,690	1,923,184
		2,456,829
Specialty Retail — 2.8%
Abercrombie & Fitch Co. - Class A (a)	5,917	827,788
Academy Sports & Outdoors, Inc. (b)	7,089	413,714
BHFTI-205

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—2.6%
Security Description	Shares	Value
Specialty Retail—(Continued)
Asbury Automotive Group, Inc. (a)	9,424	$2,248,472
Beyond, Inc. (a) (b)	20,647	208,122
Caleres, Inc.	24,912	823,342
EVgo, Inc. (a) (b)	47,251	195,619
Foot Locker, Inc.	5,299	136,926
Genesco, Inc. (a)	12,514	340,006
Group 1 Automotive, Inc.	7,440	2,849,818
Haverty Furniture Cos., Inc.	3,919	107,655
Lands' End, Inc. (a)	18,148	313,416
National Vision Holdings, Inc. (a)	45,907	500,845
Petco Health & Wellness Co., Inc. (a) (b)	83,060	377,923
Signet Jewelers Ltd. (b)	7,136	736,007
Victoria's Secret & Co. (a)	5,379	138,240
		10,217,893
Technology Hardware, Storage & Peripherals — 0.0%
Turtle Beach Corp. (a)	10,361	158,938
Textiles, Apparel & Luxury Goods — 0.0%
G-III Apparel Group Ltd. (a)	5,504	167,982
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc. (a)	6,036	521,691
BlueLinx Holdings, Inc. (a)	5,491	578,861
Boise Cascade Co.	11,576	1,631,985
DNOW, Inc. (a)	111,750	1,444,928
DXP Enterprises, Inc. (a)	10,381	553,930
GMS, Inc. (a)	4,527	410,010
Hudson Technologies, Inc. (a)	20,922	174,489
Rush Enterprises, Inc. - Class A	46,813	2,473,131
WESCO International, Inc.	7,770	1,305,205
		9,094,230
Water Utilities — 0.3%
American States Water Co.	6,867	571,952
Consolidated Water Co. Ltd. (b)	19,457	490,511
		1,062,463
Wireless Telecommunication Services — 0.2%
Gogo, Inc. (a) (b)	54,270	389,658
Spok Holdings, Inc. (b)	15,629	235,373
Telephone & Data Systems, Inc.	12,415	288,649
		913,680
Total Common Stocks (Cost $301,220,735)		352,195,564

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—2.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $9,249,254; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $9,433,336	9,248,291	$9,248,291
Total Short-Term Investments (Cost $9,248,291)		9,248,291

Securities Lending Reinvestments (c)—2.0%
Repurchase Agreements—1.5%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $200,028; collateralized by various Common Stock with an aggregate market value of $222,738	200,000	200,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $1,627,261; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $1,659,806	1,627,041	1,627,041
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $1,268,770; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $1,293,972	1,268,600	1,268,600
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $100,096; collateralized by various Common Stock with an aggregate market value of $111,566	100,000	100,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,000,139; collateralized by various Common Stock with an aggregate market value of $1,112,034	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,000,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $1,020,390	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $300,041; collateralized by various Common Stock with an aggregate market value of $330,045	300,000	300,000
		5,495,641

Mutual Funds—0.5%
Allspring Government Money Market Fund, Select Class, 4.860% (d)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (d)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (d)	500,000	500,000
BHFTI-206

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.810% (d)	200,000	$200,000
		1,900,000
Total Securities Lending Reinvestments (Cost $7,395,641)		7,395,641
Total Investments—101.9% (Cost $317,864,667)		368,839,496
Other assets and liabilities (net)—(1.9)%		(6,959,296)
Net Assets—100.0%		$361,880,200

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $29,197,000 and the collateral received consisted of cash in the amount of
$7,395,641 and non-cash collateral with a value of $22,658,482. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/20/24	85	USD	9,559,100	$171,519
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$352,195,564	$—	$—	$352,195,564
Total Short-Term Investments*	—	9,248,291	—	9,248,291
Securities Lending Reinvestments
Repurchase Agreements	—	5,495,641	—	5,495,641
Mutual Funds	1,900,000	—	—	1,900,000
Total Securities Lending Reinvestments	1,900,000	5,495,641	—	7,395,641
Total Investments	$354,095,564	$14,743,932	$—	$368,839,496
Collateral for Securities Loaned (Liability)	$—	$(7,395,641)	$—	$(7,395,641)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$171,519	$—	$—	$171,519

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-207

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—67.7% of Net Assets

Security Description	Shares	Value

Banks — 1.5%
JPMorgan Chase & Co.	28,845	$6,082,257
Broadline Retail — 3.2%
Amazon.com, Inc. (a)	67,849	12,642,304
Building Products — 1.9%
Builders FirstSource, Inc. (a)	18,180	3,524,375
Trane Technologies PLC	9,974	3,877,193
		7,401,568
Capital Markets — 8.0%
BlackRock, Inc.	8,177	7,764,143
Goldman Sachs Group, Inc.	10,510	5,203,606
London Stock Exchange Group PLC	34,722	4,747,574
S&P Global, Inc.	27,011	13,954,423
		31,669,746
Chemicals — 2.6%
Linde PLC	21,814	10,402,224
Commercial Services & Supplies — 0.2%
Veralto Corp.	8,763	980,229
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	9,494	8,416,621
Electrical Equipment — 1.1%
Schneider Electric SE	16,699	4,417,922
Electronic Equipment, Instruments & Components — 1.3%
Halma PLC	142,527	4,976,724
Financial Services — 2.9%
Mastercard, Inc. - Class A	23,004	11,359,375
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	17,382	10,162,908
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. - Class A (a)	62,445	7,918,650
Interactive Media & Services — 2.9%
Alphabet, Inc. - Class A	69,052	11,452,274
IT Services — 4.5%
Accenture PLC - Class A	11,718	4,142,079
CGI, Inc. (a)	49,600	5,707,237
Nomura Research Institute Ltd.	215,000	7,949,789
		17,799,105
Life Sciences Tools & Services — 5.2%
Danaher Corp.	26,191	7,281,622
IQVIA Holdings, Inc. (a)	18,920	4,483,472
Mettler-Toledo International, Inc. (a)	5,841	8,759,748
		20,524,842
Security Description	Shares/ Principal Amount*	Value
Machinery — 6.8%
Allison Transmission Holdings, Inc.	13,871	$1,332,587
Atlas Copco AB - A Shares	518,284	10,027,046
Cummins, Inc.	18,682	6,049,045
Parker-Hannifin Corp.	15,257	9,639,678
		27,048,356
Oil, Gas & Consumable Fuels — 0.6%
Diamondback Energy, Inc.	14,242	2,455,321
Semiconductors & Semiconductor Equipment — 8.0%
ASML Holding NV	9,071	7,562,032
NVIDIA Corp.	112,250	13,631,640
Taiwan Semiconductor Manufacturing Co. Ltd.	257,000	7,846,128
Texas Instruments, Inc.	12,915	2,667,852
		31,707,652
Software — 4.7%
Adobe, Inc. (a)	7,904	4,092,533
Roper Technologies, Inc.	17,799	9,904,076
Salesforce, Inc.	17,310	4,737,920
		18,734,529
Specialty Retail — 4.6%
Home Depot, Inc.	21,704	8,794,461
O'Reilly Automotive, Inc. (a)	8,299	9,557,128
		18,351,589
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	5,440	4,177,998
Total Common Stocks (Cost $173,940,496)		268,682,194

Corporate Bonds & Notes—17.5%
Aerospace/Defense — 0.7%
Boeing Co.
3.625%, 02/01/31	160,000	146,577
5.150%, 05/01/30	135,000	135,324
5.705%, 05/01/40	125,000	121,961
5.805%, 05/01/50	615,000	594,163
5.930%, 05/01/60	10,000	9,579
6.528%, 05/01/34 (144A)	240,000	257,583
6.858%, 05/01/54 (144A)	1,080,000	1,185,419
7.008%, 05/01/64 (144A)	145,000	159,758
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,879
		2,641,243
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	159,344	148,824
4.125%, 06/15/29 (144A)	107,490	102,475
American Airlines Pass-Through Trust
3.700%, 04/15/27	47,203	46,515
3.750%, 04/15/27	106,377	104,744
BHFTI-208

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Airlines—(Continued)
American Airlines Pass-Through Trust
4.950%, 08/15/26	56,865	$56,663
United Airlines Pass-Through Trust
3.650%, 04/07/27	44,329	43,543
		502,764
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A) (b)	105,000	103,311
General Motors Financial Co., Inc.
3.100%, 01/12/32	70,000	61,220
Hyundai Capital America
2.650%, 02/10/25 (144A)	110,000	108,989
5.400%, 06/24/31 (144A)	40,000	41,482
6.375%, 04/08/30 (144A)	175,000	188,695
Toyota Motor Corp.
5.123%, 07/13/33	240,000	256,541
		760,238
Auto Parts & Equipment — 0.1%
Aptiv PLC
1.600%, 09/15/28 (EUR)	100,000	105,490
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A)	150,000	150,528
		256,018
Banks — 1.9%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	326,303
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	179,113
Banco Santander Chile
3.177%, 10/26/31 (144A)	250,000	226,868
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	189,462
6.938%, 11/07/33	200,000	231,591
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	162,000	136,696
3.846%, 5Y H15 + 2.000%, 03/08/37 (c)	105,000	97,061
CaixaBank SA
6.208%, SOFR + 2.700%, 01/18/29 (144A) (c)	210,000	219,900
6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	119,648
Credit Agricole SA
4.375%, 03/17/25 (144A)	200,000	198,945
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	332,361
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	162,050
3.729%, SOFR + 2.757%, 01/14/32 (c)	404,000	362,565
DNB Bank ASA
1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	391,384
ING Groep NV
1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	199,884
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	344,310
Security Description	Principal Amount*	Value
Banks—(Continued)
Kookmin Bank
1.375%, 05/06/26 (144A)	315,000	$301,023
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	185,000	154,798
Santander Holdings USA, Inc.
3.450%, 06/02/25	100,000	98,946
Societe Generale SA
4.750%, 11/24/25 (144A)	260,000	258,319
Standard Chartered PLC
3.125%, 11/19/24 (EUR)	250,000	277,931
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	198,710
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33	200,000	215,051
Swedbank AB
6.136%, 09/12/26 (144A)	200,000	206,452
Toronto-Dominion Bank
1.950%, 01/12/27 (b)	730,000	699,624
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	459,894
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	315,915
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	346,399
Westpac Banking Corp.
1.953%, 11/20/28	400,000	368,380
		7,619,583
Beverages — 0.1%
Anheuser-Busch InBev SA
2.000%, 01/23/35 (EUR)	345,000	343,252
Diageo Capital PLC
2.125%, 04/29/32	200,000	171,274
		514,526
Building Materials — 0.2%
Cemex SAB de CV
3.875%, 07/11/31 (144A)	800,000	736,514
Masco Corp.
6.500%, 08/15/32	8,000	8,803
		745,317
Chemicals — 0.4%
Albemarle Corp.
5.050%, 06/01/32 (b)	200,000	200,052
Ashland, Inc.
3.375%, 09/01/31 (144A)	55,000	48,828
Celanese U.S. Holdings LLC
6.330%, 07/15/29	40,000	42,417
6.379%, 07/15/32 (b)	30,000	32,074
6.700%, 11/15/33	25,000	27,352
OCP SA
6.750%, 05/02/34 (144A) (b)	450,000	482,949
Orbia Advance Corp. SAB de CV
1.875%, 05/11/26 (144A)	210,000	198,817
4.000%, 10/04/27	200,000	194,202
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	200,100
BHFTI-209

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Sociedad Quimica y Minera de Chile SA
6.500%, 11/07/33 (144A)	200,000	$215,669
		1,642,460
Commercial Services — 0.1%
Block, Inc.
3.500%, 06/01/31	225,000	205,166
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	30,000	27,866
United Rentals North America, Inc.
6.125%, 03/15/34 (144A) (b)	140,000	144,683
		377,715
Computers — 0.0%
Gartner, Inc.
3.625%, 06/15/29 (144A)	65,000	62,037
3.750%, 10/01/30 (144A)	10,000	9,387
Seagate HDD Cayman
4.091%, 06/01/29	10,000	9,603
9.625%, 12/01/32 (b)	7,650	8,883
Western Digital Corp.
2.850%, 02/01/29	10,000	9,117
3.100%, 02/01/32	10,000	8,610
		107,637
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	260,000	234,650
Aircastle Ltd.
5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	34,737
Blue Owl Finance LLC
6.250%, 04/18/34 (144A)	160,000	167,565
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	149,895
Brookfield Finance, Inc.
3.900%, 01/25/28	185,000	182,458
Jefferies Financial Group, Inc.
6.200%, 04/14/34	210,000	224,803
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A) (b)	10,000	10,408
6.500%, 03/26/31 (144A)	15,000	15,834
Nomura Holdings, Inc.
2.710%, 01/22/29 (b)	245,000	226,834
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	191,932
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A)	1,270,000	1,219,298
3.625%, 03/01/29	720,000	676,999
3.625%, 03/01/29 (144A)	365,000	343,201
3.875%, 03/01/31 (144A)	1,330,000	1,224,584
4.000%, 10/15/33 (144A)	370,000	330,516
		5,233,714
Security Description	Principal Amount*	Value
Electric — 0.6%
CEZ AS
0.875%, 12/02/26 (EUR)	175,000	$185,405
3.000%, 06/05/28 (EUR)	125,000	138,151
Colbun SA
3.150%, 03/06/30	295,000	274,539
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	188,615
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	191,778
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	182,545
Enel Chile SA
4.875%, 06/12/28	110,000	110,567
Engie Energia Chile SA
3.400%, 01/28/30	305,000	280,053
6.375%, 04/17/34 (144A)	200,000	213,127
Engie SA
1.250%, 10/24/41 (EUR)	200,000	147,958
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	175,769
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	213,520
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	268,537
		2,570,564
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	110,000	100,710
TD SYNNEX Corp.
6.100%, 04/12/34	85,000	89,948
		190,658
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	406,905
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 04/30/25 (144A)	40,000	39,634
TopBuild Corp.
4.125%, 02/15/32 (144A)	40,000	36,763
		483,302
Entertainment — 0.1%
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A) (b)	165,000	166,445
7.250%, 11/15/29 (144A)	60,000	62,078
7.500%, 09/01/31 (144A)	30,000	31,466
		259,989
Food — 0.2%
Fonterra Co-Operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	273,379
4.000%, 11/02/27 (AUD)	100,000	68,078
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	85,000	78,177
BHFTI-210

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Food—(Continued)
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	$29,806
Pilgrim's Pride Corp.
3.500%, 03/01/32	125,000	110,987
4.250%, 04/15/31	40,000	38,012
Post Holdings, Inc.
4.500%, 09/15/31 (144A) (b)	120,000	112,105
6.250%, 10/15/34 (144A)	35,000	35,221
		745,765
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	233,395
3.125%, 01/15/32 (b)	125,000	108,628
3.750%, 01/15/31	60,000	55,290
		397,313
Healthcare-Products — 0.1%
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	134,367
Hologic, Inc.
3.250%, 02/15/29 (144A)	160,000	149,055
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	75,000	77,275
		360,697
Healthcare-Services — 0.1%
Centene Corp.
2.500%, 03/01/31	275,000	236,371
2.625%, 08/01/31	5,000	4,287
3.000%, 10/15/30	185,000	165,617
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A)	85,000	77,735
4.375%, 06/15/28 (144A)	60,000	58,331
		542,341
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	219,040
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	177,246
Insurance — 0.2%
AIA Group Ltd.
3.200%, 03/11/25 (144A)	200,000	198,453
3.600%, 04/09/29	200,000	194,109
3.900%, 04/06/28 (144A)	260,000	256,573
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	75,000	76,250
		725,385
Internet — 0.9%
Alibaba Group Holding Ltd.
3.400%, 12/06/27 (b)	240,000	234,307
Security Description	Principal Amount*	Value
Internet—(Continued)
Expedia Group, Inc.
2.950%, 03/15/31	140,000	$127,383
Netflix, Inc.
4.875%, 06/15/30 (144A)	265,000	273,410
5.375%, 11/15/29 (144A)	30,000	31,564
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (b)	1,285,000	1,273,961
4.800%, 09/15/34	240,000	239,668
6.250%, 01/15/28 (144A)	780,000	788,297
7.500%, 09/15/27 (144A)	730,000	743,897
8.000%, 11/01/26 (144A)	15,000	15,026
		3,727,513
Investment Companies — 0.6%
Blue Owl Capital Corp.
2.875%, 06/11/28	190,000	174,049
4.250%, 01/15/26	540,000	533,582
Blue Owl Technology Finance Corp.
2.500%, 01/15/27	150,000	139,540
4.750%, 12/15/25 (144A)	295,000	290,991
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	1,185,000	1,035,628
5.250%, 05/15/27	135,000	129,363
		2,303,153
Iron/Steel — 0.0%
ArcelorMittal SA
6.750%, 03/01/41	95,000	104,248
Leisure Time — 0.8%
Carnival Corp.
5.750%, 03/01/27 (144A)	95,000	96,211
7.000%, 08/15/29 (144A)	20,000	21,254
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (b)	425,000	425,026
5.875%, 02/15/27 (144A)	220,000	220,778
8.125%, 01/15/29 (144A)	95,000	101,574
NCL Finance Ltd.
6.125%, 03/15/28 (144A)	240,000	244,800
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	365,000	360,881
5.500%, 04/01/28 (144A)	450,000	455,706
5.625%, 09/30/31 (144A)	375,000	379,922
6.000%, 02/01/33 (144A)	900,000	922,666
6.250%, 03/15/32 (144A)	50,000	51,867
		3,280,685
Lodging — 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, 07/01/31 (144A)	70,000	63,536
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	135,000	126,991
Travel & Leisure Co.
4.500%, 12/01/29 (144A) (b)	530,000	502,266
BHFTI-211

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Lodging—(Continued)
Travel & Leisure Co.
4.625%, 03/01/30 (144A)	55,000	$51,458
		744,251
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.700%, 08/14/33 (b)	140,000	149,998
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (b)	1,325,000	1,168,292
4.250%, 01/15/34 (144A) (b)	545,000	447,042
4.500%, 08/15/30 (144A)	275,000	249,281
4.750%, 02/01/32 (144A)	135,000	118,973
5.125%, 05/01/27 (144A)	45,000	44,290
5.375%, 06/01/29 (144A) (b)	15,000	14,455
5.500%, 05/01/26 (144A)	25,000	24,951
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300%, 02/01/32	15,000	12,083
2.800%, 04/01/31	30,000	25,673
3.950%, 06/30/62	115,000	71,015
4.400%, 04/01/33	115,000	105,210
4.400%, 12/01/61	635,000	431,939
CSC Holdings LLC
3.375%, 02/15/31 (144A)	1,575,000	1,116,754
4.125%, 12/01/30 (144A)	400,000	291,502
4.500%, 11/15/31 (144A) (b)	405,000	294,837
4.625%, 12/01/30 (144A)	2,495,000	1,266,195
5.375%, 02/01/28 (144A) (b)	200,000	168,473
7.500%, 04/01/28 (144A)	575,000	384,361
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (b)	40,000	39,273
DISH DBS Corp.
5.125%, 06/01/29	570,000	382,428
5.250%, 12/01/26 (144A)	560,000	517,509
5.750%, 12/01/28 (144A)	105,000	91,741
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	187,161
iHeartCommunications, Inc.
5.250%, 08/15/27 (144A)	240,000	163,784
Time Warner Cable LLC
4.500%, 09/15/42	45,000	34,482
5.500%, 09/01/41	30,000	26,012
Videotron Ltd.
5.125%, 04/15/27 (144A)	230,000	229,237
		7,906,953
Mining — 1.2%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	178,007
5.625%, 04/01/30 (144A)	200,000	207,868
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28	300,000	282,622
Antofagasta PLC
5.625%, 05/13/32	200,000	205,653
Security Description	Principal Amount*	Value
Mining—(Continued)
Antofagasta PLC
6.250%, 05/02/34 (144A)	200,000	$212,828
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	262,740
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	322,154
5.400%, 11/14/34	540,000	560,040
Glencore Funding LLC
5.700%, 05/08/33 (144A) (b)	285,000	299,550
6.500%, 10/06/33 (144A)	1,895,000	2,090,535
		4,621,997
Multi-National — 0.4%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	940,602
Nordic Investment Bank
1.500%, 03/13/25 (NOK)	4,930,000	460,772
		1,401,374
Oil & Gas — 0.8%
Aker BP ASA
6.000%, 06/13/33 (144A)	155,000	162,449
Civitas Resources, Inc.
8.625%, 11/01/30 (144A)	35,000	37,082
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	418,000	353,070
5.750%, 01/15/31 (144A)	517,000	528,953
Ecopetrol SA
5.875%, 05/28/45	325,000	243,971
EQT Corp.
3.625%, 05/15/31 (144A)	155,000	142,269
Equinor ASA
3.625%, 04/06/40	355,000	306,487
Matador Resources Co.
6.875%, 04/15/28 (144A)	20,000	20,342
Ovintiv, Inc.
6.250%, 07/15/33 (b)	55,000	58,201
6.500%, 08/15/34 (b)	105,000	113,363
6.500%, 02/01/38	5,000	5,358
6.625%, 08/15/37	25,000	26,824
7.200%, 11/01/31	5,000	5,582
7.375%, 11/01/31	10,000	11,282
8.125%, 09/15/30	10,000	11,614
Permian Resources Operating LLC
6.250%, 02/01/33 (144A)	535,000	543,632
QatarEnergy
2.250%, 07/12/31 (144A)	305,000	268,190
Raizen Fuels Finance SA
5.300%, 01/20/27 (144A)	200,000	200,835
SM Energy Co.
6.500%, 07/15/28	35,000	34,961
6.750%, 08/01/29 (144A)	70,000	70,289
7.000%, 08/01/32 (144A)	35,000	35,135
Viper Energy, Inc.
7.375%, 11/01/31 (144A)	40,000	42,187
		3,222,076
BHFTI-212

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Packaging & Containers — 0.0%
Silgan Holdings, Inc.
3.250%, 03/15/25 (EUR)	100,000	$110,953
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A) †	1,155,000	903,788
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	250,000	257,457
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	495,000	475,797
4.100%, 10/01/46	2,080,000	1,546,180
4.750%, 05/09/27	750,000	739,432
7.875%, 09/15/29	605,000	668,387
8.125%, 09/15/31	430,000	492,997
		5,084,038
Pipelines — 0.3%
EnLink Midstream LLC
6.500%, 09/01/30 (144A)	10,000	10,782
EnLink Midstream Partners LP
5.450%, 06/01/47	60,000	56,740
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	85,000	81,162
5.625%, 02/15/26 (144A)	40,000	40,003
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29	65,000	61,825
3.800%, 09/15/30	90,000	85,777
Targa Resources Corp.
6.125%, 03/15/33	115,000	123,411
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	35,000	32,933
4.875%, 02/01/31	15,000	14,889
5.500%, 03/01/30	20,000	20,366
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A)	115,000	103,139
4.125%, 08/15/31 (144A)	160,000	148,757
6.250%, 01/15/30 (144A) (b)	20,000	20,965
Western Midstream Operating LP
4.050%, 02/01/30	60,000	57,769
5.250%, 02/01/50	50,000	45,344
5.300%, 03/01/48	80,000	72,650
5.450%, 04/01/44	15,000	14,198
5.500%, 08/15/48	10,000	9,278
6.150%, 04/01/33	85,000	89,851
		1,089,839
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	212,088
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	215,000	210,585
Logicor Financing SARL
1.625%, 01/17/30 (EUR)	215,000	213,310
2.000%, 01/17/34 (EUR)	140,000	130,880
		766,863
Security Description	Principal Amount*	Value
Real Estate Investment Trusts — 0.3%
EPR Properties
3.600%, 11/15/31	30,000	$26,743
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	45,000	39,809
Iron Mountain, Inc.
4.875%, 09/15/29 (144A)	155,000	151,799
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	329,818
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	162,372
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	136,461
5.125%, 07/06/34 (EUR)	100,000	122,873
VICI Properties LP/VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	90,000	89,125
		1,059,000
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	165,000	152,153
5.625%, 09/15/29 (144A)	80,000	81,156
Yum! Brands, Inc.
4.625%, 01/31/32 (b)	220,000	210,605
		443,914
Semiconductors — 0.9%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	415,000	367,763
2.600%, 02/15/33 (144A)	690,000	591,499
3.187%, 11/15/36 (144A)	85,000	72,041
3.419%, 04/15/33 (144A)	680,000	617,849
3.469%, 04/15/34 (144A)	625,000	562,810
4.150%, 04/15/32 (144A)	330,000	320,164
Micron Technology, Inc.
5.875%, 02/09/33 (b)	835,000	891,664
SK Hynix, Inc.
2.375%, 01/19/31 (144A)	300,000	260,064
		3,683,854
Software — 0.1%
MSCI, Inc.
3.250%, 08/15/33 (144A)	50,000	44,015
VMware LLC
2.200%, 08/15/31 (b)	260,000	223,326
		267,341
Telecommunications — 0.5%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	256,215
2.875%, 05/07/30	200,000	184,663
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	278,637
CommScope Technologies LLC
5.000%, 03/15/27 (144A)	340,000	284,047
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Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
KT Corp.
2.500%, 07/18/26 (144A)	210,000	$203,219
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	226,386
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	345,227
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	210,942
		1,989,336
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	252,134
Total Corporate Bonds & Notes (Cost $71,594,546)		69,283,035

Foreign Government—7.8%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	341,864
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	228,256
Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	838,654
Province of Quebec
2.300%, 09/01/29 (CAD)	310,000	221,936
4.500%, 09/08/33	310,000	318,353
		1,378,943
Sovereign — 7.3%
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,685,000	1,096,952
3.000%, 11/21/33 (AUD)	540,000	345,897
Brazil Government International Bonds
6.000%, 10/20/33	325,000	329,438
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	5,875,000	971,467
10.000%, 01/01/35 (BRL)	3,297,000	527,963
Canada Government Bonds
4.000%, 08/01/26 (CAD)	5,915,000	4,457,866
Chile Government International Bonds
2.550%, 01/27/32	350,000	308,876
Colombia Government International Bonds
3.875%, 04/25/27	200,000	192,512
7.500%, 02/02/34	200,000	207,407
Colombia TES
6.250%, 11/26/25 (COP)	1,305,500,000	307,707
7.500%, 08/26/26 (COP)	4,868,600,000	1,143,089
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	224,374
4.875%, 09/23/32 (144A)	150,000	142,612
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	$204,788
8.625%, 04/20/27 (144A)	200,000	208,498
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	269,472
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	186,280
4.125%, 01/15/25 (144A)	200,000	199,850
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	375,163
7.500%, 05/15/38 (IDR)	6,358,000,000	449,734
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	384,773
Italy Buoni Poliennali Del Tesoro
3.350%, 07/01/29 (EUR)	820,000	937,396
3.850%, 07/01/34 (EUR)	295,000	341,888
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (d)	91,646,260	659,524
Japan Government Ten Year Bonds
1.100%, 06/20/34 (JPY)	87,200,000	619,953
Korea Treasury Bonds
1.125%, 09/10/25 (KRW)	500,000,000	376,066
3.500%, 09/10/28 (KRW)	495,000,000	387,356
Mexico Bonos
5.750%, 03/05/26 (MXN)	24,011,500	1,157,088
7.500%, 06/03/27 (MXN)	8,252,400	402,716
8.500%, 05/31/29 (MXN)	13,129,200	649,799
Mexico Government International Bonds
3.500%, 02/12/34	200,000	170,155
4.000%, 03/15/2115 (EUR)	100,000	82,593
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	450,000	457,980
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	690,000	374,820
3.000%, 04/20/29 (NZD)	1,690,000	1,039,269
Norway Government Bonds
1.750%, 02/17/27 (144A) (NOK)	4,250,000	388,017
2.000%, 04/26/28 (144A) (NOK)	7,595,000	688,814
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	200,000	199,202
Peru Government International Bonds
2.392%, 01/23/26	125,000	121,062
3.000%, 01/15/34	245,000	209,883
Republic of Italy Government International Bonds
2.375%, 10/17/24	280,000	279,642
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,000,000	631,464
3.250%, 07/25/25 (PLN)	1,445,000	373,095
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	603,957
8.875%, 02/28/35 (ZAR)	5,960,000	319,262
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	801,963
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	103,870
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Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,120,000	$866,861
Spain Government Bonds
3.500%, 05/31/29 (EUR)	465,000	541,678
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	370,429
Turkiye Government International Bonds
5.250%, 03/13/30	590,000	568,939
U.K. Gilts
4.125%, 01/29/27 (GBP)	805,000	1,079,498
4.250%, 07/31/34 (GBP)	380,000	517,894
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	9,950,000	219,010
		29,075,861
Total Foreign Government (Cost $32,558,329)		31,024,924

U.S. Treasury & Government Agencies—3.1%
U.S. Treasury — 3.1%
U.S. Treasury Bonds
2.250%, 02/15/52	1,085,000	739,877
3.625%, 05/15/53	1,430,000	1,301,356
4.125%, 08/15/53	260,000	258,913
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (d)	1,311,506	1,275,282
U.S. Treasury Notes
3.375%, 05/15/33	1,885,000	1,832,647
3.500%, 09/30/26	1,200,000	1,196,672
3.750%, 06/30/30	650,000	654,266
4.000%, 02/15/34	680,000	691,688
4.125%, 06/15/26	155,000	156,047
4.375%, 07/31/26	1,160,000	1,173,956
4.500%, 03/31/26	565,000	570,959
4.625%, 02/28/26 (e)	2,200,000	2,224,492
Total U.S. Treasury & Government Agencies (Cost $11,956,303)		12,076,155

Convertible Bonds—1.6%
Airlines — 0.2%
Southwest Airlines Co.
1.250%, 05/01/25	740,000	745,497
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc.
1.250%, 05/15/27 (b)	1,580,000	1,501,790
Internet — 0.1%
Spotify USA, Inc.
Zero Coupon, 03/15/26	70,000	69,559
Uber Technologies, Inc.
0.875%, 12/01/28 (144A)	115,000	143,980
Security Description	Principal Amount*	Value

Internet—(Continued)
Zillow Group, Inc.
1.375%, 09/01/26	7,000	$10,297
		223,836
Leisure Time — 0.1%
Carnival Corp.
5.750%, 12/01/27	352,000	566,016
Media — 0.8%
DISH Network Corp.
Zero Coupon, 12/15/25	975,000	843,434
3.375%, 08/15/26	2,945,000	2,362,937
		3,206,371
Total Convertible Bonds (Cost $7,069,636)		6,243,510

Floating Rate Loans (f)—0.6%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2023 Term Loan J, 7.104%, 3M TSFR + 2.500%, 02/28/31	14,925	14,882
2024 Term Loan I, 7.354%, 3M TSFR + 2.750%, 08/24/28	20,533	20,548
		35,430
Building Materials — 0.0%
Summit Materials LLC
2023 Incremental Term Loan B, 7.804%, 3M TSFR + 1.750%, 01/12/29	149,350	150,137
Commercial Services — 0.1%
Boost Newco Borrower LLC
2024 USD Term Loan B, 7.104%, 3M TSFR + 2.500%, 01/31/31	45,000	45,060
Trans Union LLC
2024 Term Loan B8, 6.595%, 1M TSFR + 1.750%, 06/24/31	266,645	266,534
		311,594
Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2024 M&A Term Loan B, 7.301%, 3M TSFR + 2.000%, 06/13/31	139,650	140,348
2024 Term Loan B, 6.855%, 1M TSFR + 2.000%, 02/11/28	30,132	30,207
		170,555
Entertainment — 0.0%
Light & Wonder International, Inc.
2024 Term Loan B2, 7.333%, 1M TSFR + 2.250%, 04/14/29	9,975	9,960
Six Flags Entertainment Corp.
2024 Term Loan B, 6.845%, 1M TSFR + 2.000%, 05/01/31	29,925	29,913
		39,873
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Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (f)—(Continued)
Short-Term Investments—1.2%
Security Description	Principal Amount*	Value

Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 6.595%, 1M TSFR + 1.750%, 05/23/31	144,492	$144,775
Healthcare-Services — 0.0%
Star Parent, Inc.
Term Loan B, 8.409%, 3M TSFR + 3.750%, 09/27/30	141,919	138,221
Insurance — 0.1%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 09/19/31 (g)	226,949	225,950
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 02/15/31 (g)	40,000	40,087
HUB International Ltd.
2024 1st Lien Term Loan B, 8.225%, 3M TSFR + 3.000%, 06/20/30	34,738	34,727
Ryan Specialty Group LLC
2024 USD Term Loan B, 7.095%, 1M TSFR + 2.250%, 09/15/31	20,000	20,000
Truist Insurance Holdings LLC
1st Lien Term Loan, 7.854%, 3M TSFR + 3.250%, 05/06/31	75,000	75,016
		395,780
Leisure Time — 0.1%
Carnival Corp.
2024 Term Loan B1, 7.595%, 1M TSFR + 2.750%, 10/18/28	252,228	253,143
2024 Term Loan B2, 7.595%, 1M TSFR + 2.750%, 08/08/27	117,977	118,443
		371,586
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 6.605%, 1M TSFR + 1.750%, 11/08/30	96,740	96,764
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 7.095%, 1M TSFR + 2.250%, 01/17/31	252,366	250,999
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.595%, 1M TSFR + 1.750%, 05/24/30	269,325	269,584
		617,347
Retail — 0.0%
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 01/29/31 (g)	29,225	28,508
Total Floating Rate Loans (Cost $2,405,766)		2,403,806

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $599,842)	600,000	509,357

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $4,991,471; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $5,090,835	4,990,951	$4,990,951
Total Short-Term Investments (Cost $4,990,951)		4,990,951

Securities Lending Reinvestments (h)—0.9%
Repurchase Agreement—0.2%
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $644,454; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $657,344	644,368	644,368

Mutual Funds—0.7%
Allspring Government Money Market Fund, Select Class, 4.860% (i)	600,000	600,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (i)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (i)	600,000	600,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (i)	600,000	600,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.810% (i)	400,000	400,000
		2,800,000
Total Securities Lending Reinvestments (Cost $3,444,368)		3,444,368
Total Investments—100.5% (Cost $308,560,237)		398,658,300
Other assets and liabilities (net)—(0.5)%		(1,923,031)
Net Assets—100.0%		$396,735,269

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $903,788, which is 0.2% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $7,190,513 and the collateral received consisted of cash in the amount of $3,444,368 and non-cash collateral with a value of $3,978,149. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For
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Schedule of Investments as of September 30, 2024  (Unaudited)

securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $1,132,469.
(f)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(g)	This loan will settle after September 30, 2024, at which time the interest rate will be determined.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$44,068,902, which is 11.1% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bausch Health Cos., Inc., 4.875%, 06/01/28	12/14/22-11/01/23	$1,155,000	$827,744	$903,788
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	10,226,000	MSC	12/18/24	USD	11,339,754	$78,852
GBP	659,000	UBSA	12/18/24	USD	860,558	20,344
JPY	816,996,000	MSC	12/18/24	USD	5,841,786	(98,950)

Contracts to Deliver
AUD	2,345,000	HSBCU	12/18/24	USD	1,565,123	(57,375)
BRL	7,100,000	BOA	12/03/24	USD	1,280,895	(13,148)
CAD	5,339,000	CBNA	12/18/24	USD	3,942,374	(13,093)
COP	5,516,862,000	UBSA	12/18/24	USD	1,270,142	(28,791)
KRW	935,594,000	BOA	12/18/24	USD	704,381	(14,179)
MXN	39,479,000	BOA	12/18/24	USD	2,008,374	26,748
NZD	660,000	MSC	12/18/24	USD	406,285	(13,065)
ZAR	14,700,000	BOA	12/18/24	USD	812,451	(32,857)

Cross Currency Contracts to Buy
EUR	320,495	MSC	12/18/24	NOK	3,786,000	(1,040)
Net Unrealized Depreciation						$(146,554)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/24	29	USD	3,314,156	$2,678
U.S. Treasury Note 2 Year Futures	12/31/24	24	USD	4,997,813	(6,626)
U.S. Treasury Note 5 Year Futures	12/31/24	183	USD	20,108,555	14,364
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Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/24	(30)	USD	(3,725,625)	$15,000
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(29)	USD	(3,430,609)	2,106
U.S. Treasury Ultra Long Bond Futures	12/19/24	(14)	USD	(1,863,313)	13,125
Net Unrealized Appreciation					$40,647
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$6,082,257	$—	$—	$6,082,257
Broadline Retail	12,642,304	—	—	12,642,304
Building Products	7,401,568	—	—	7,401,568
Capital Markets	26,922,172	4,747,574	—	31,669,746
Chemicals	10,402,224	—	—	10,402,224
Commercial Services & Supplies	980,229	—	—	980,229
Consumer Staples Distribution & Retail	8,416,621	—	—	8,416,621
Electrical Equipment	—	4,417,922	—	4,417,922
Electronic Equipment, Instruments & Components	—	4,976,724	—	4,976,724
Financial Services	11,359,375	—	—	11,359,375
Health Care Providers & Services	10,162,908	—	—	10,162,908
Hotels, Restaurants & Leisure	7,918,650	—	—	7,918,650
Interactive Media & Services	11,452,274	—	—	11,452,274
IT Services	9,849,316	7,949,789	—	17,799,105
Life Sciences Tools & Services	20,524,842	—	—	20,524,842
Machinery	17,021,310	10,027,046	—	27,048,356
Oil, Gas & Consumable Fuels	2,455,321	—	—	2,455,321
Semiconductors & Semiconductor Equipment	16,299,492	15,408,160	—	31,707,652
Software	18,734,529	—	—	18,734,529
Specialty Retail	18,351,589	—	—	18,351,589
Textiles, Apparel & Luxury Goods	—	4,177,998	—	4,177,998
Total Common Stocks	216,976,981	51,705,213	—	268,682,194
Total Corporate Bonds & Notes*	—	69,283,035	—	69,283,035
Total Foreign Government*	—	31,024,924	—	31,024,924
Total U.S. Treasury & Government Agencies*	—	12,076,155	—	12,076,155
Total Convertible Bonds*	—	6,243,510	—	6,243,510
Total Floating Rate Loans*	—	2,403,806	—	2,403,806
Total Municipals*	—	509,357	—	509,357
Total Short-Term Investments*	—	4,990,951	—	4,990,951
Securities Lending Reinvestments
Repurchase Agreement	—	644,368	—	644,368
Mutual Funds	2,800,000	—	—	2,800,000
Total Securities Lending Reinvestments	2,800,000	644,368	—	3,444,368
Total Investments	$219,776,981	$178,881,319	$—	$398,658,300
Collateral for Securities Loaned (Liability)	$—	$(3,444,368)	$—	$(3,444,368)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$125,944	$—	$125,944
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(272,498)	—	(272,498)
Total Forward Contracts	$—	$(146,554)	$—	$(146,554)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$47,273	$—	$—	$47,273
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Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (Unrealized Depreciation)	$(6,626)	$—	$—	$(6,626)
Total Futures Contracts	$40,647	$—	$—	$40,647

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-219

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Loomis Sayles Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.9%
Boeing Co. (a)	814,985	$123,910,319
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc. (b)	325,250	42,737,850
Automobiles — 7.4%
Tesla, Inc. (a)	895,077	234,178,996
Beverages — 2.4%
Monster Beverage Corp. (a) (b)	1,466,087	76,485,759
Biotechnology — 4.7%
Regeneron Pharmaceuticals, Inc. (a)	64,171	67,459,122
Vertex Pharmaceuticals, Inc. (a)	172,544	80,246,764
		147,705,886
Broadline Retail — 6.5%
Alibaba Group Holding Ltd. (ADR) (b)	269,395	28,588,197
Amazon.com, Inc. (a)	947,993	176,639,536
		205,227,733
Capital Markets — 2.3%
FactSet Research Systems, Inc. (b)	85,700	39,409,145
SEI Investments Co.	488,174	33,776,759
		73,185,904
Entertainment — 7.7%
Netflix, Inc. (a)	230,968	163,818,673
Walt Disney Co.	826,619	79,512,482
		243,331,155
Financial Services — 6.5%
Block, Inc. (a)	413,477	27,756,711
PayPal Holdings, Inc. (a)	374,988	29,260,314
Visa, Inc. - Class A (b)	545,136	149,885,143
		206,902,168
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. (a)	99,298	48,782,128
Hotels, Restaurants & Leisure — 3.1%
Starbucks Corp.	548,535	53,476,677
Yum China Holdings, Inc. (b)	263,378	11,857,278
Yum! Brands, Inc.	225,092	31,447,603
		96,781,558
Interactive Media & Services — 13.9%
Alphabet, Inc. - Class A	938,320	155,620,372
Alphabet, Inc. - Class C	203,060	33,949,601
Meta Platforms, Inc. - Class A	435,529	249,314,221
		438,884,194
IT Services — 2.0%
Shopify, Inc. - Class A (a)	799,387	64,062,874
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 2.5%
Illumina, Inc. (a)	242,737	$31,655,332
Thermo Fisher Scientific, Inc.	75,888	46,942,040
		78,597,372
Machinery — 0.5%
Deere & Co. (b)	40,109	16,738,689
Pharmaceuticals — 4.0%
Novartis AG (ADR) (b)	325,273	37,412,901
Novo Nordisk AS (ADR)	488,962	58,220,705
Roche Holding AG (ADR) (b)	739,934	29,560,363
		125,193,969
Semiconductors & Semiconductor Equipment — 11.0%
NVIDIA Corp.	2,416,950	293,514,408
QUALCOMM, Inc.	314,853	53,540,753
		347,055,161
Software — 16.7%
Autodesk, Inc. (a)	328,016	90,361,848
Microsoft Corp.	350,091	150,644,157
Oracle Corp.	986,132	168,036,893
Salesforce, Inc.	329,315	90,136,809
Workday, Inc. - Class A (a)	114,269	27,928,486
		527,108,193
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. - Class B	397,563	35,144,569
Total Common Stocks (Cost $1,844,098,650)		3,132,014,477

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $31,838,070; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $32,471,503	31,834,754	31,834,754
Total Short-Term Investments (Cost $31,834,754)		31,834,754

Securities Lending Reinvestments (c)—1.2%
Certificates of Deposit—0.4%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (d)	1,000,000	999,894
5.030%, SOFR + 0.200%, 11/22/24 (d)	2,000,000	2,000,276
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (d)	1,000,000	1,000,001
5.180%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	1,000,003
BNP Paribas SA
5.400%, 12/17/24	1,000,000	1,001,173
BHFTI-220

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	$1,001,520
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (d)	2,000,000	2,000,256
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (d)	1,000,000	1,000,000
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,051
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (d)	1,000,000	1,000,000
		13,004,659
Commercial Paper—0.1%
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (d)	1,000,000	1,000,052
Repurchase Agreements—0.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/24 at 5.180%, due on 01/03/25 with a maturity value of $10,136,694; collateralized by various Common Stock with an aggregate market value of $11,145,963	10,000,000	10,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $682,273; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $695,919	682,181	682,181
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,224,068	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $7,000,947; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $7,142,732	7,000,000	7,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	$1,000,000
		22,682,181
Total Securities Lending Reinvestments (Cost $36,682,584)		36,686,892
Total Investments—101.2% (Cost $1,912,615,988)		3,200,536,123
Other assets and liabilities (net)—(1.2)%		(36,941,403)
Net Assets—100.0%		$3,163,594,720

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $236,919,061 and the collateral received consisted of cash in the amount of $36,682,612 and non-cash collateral with a value of $207,231,424. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-221

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,132,014,477	$—	$—	$3,132,014,477
Total Short-Term Investments*	—	31,834,754	—	31,834,754
Total Securities Lending Reinvestments*	—	36,686,892	—	36,686,892
Total Investments	$3,132,014,477	$68,521,646	$—	$3,200,536,123
Collateral for Securities Loaned (Liability)	$—	$(36,682,612)	$—	$(36,682,612)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-222

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—74.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 74.7%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	53,932,865	$518,834,159
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	3,543,714	63,397,048
MetLife MSCI EAFE Index Portfolio (Class A) (a)	9,134,486	147,247,910
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,067,320	38,100,701
MetLife Stock Index Portfolio (Class A) (a)	3,141,766	215,525,180
Total Mutual Funds (Cost $963,309,439)		983,104,998

Short-Term Investments—25.5%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $1,115; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $1,339	1,115	1,115
U.S. Treasury—25.5%
U.S. Treasury Bills
4.275%, 10/08/24 (b)	141,511,000	141,382,156
4.341%, 10/15/24 (b) (c) (d)	1,730,000	1,726,829
4.393%, 10/15/24 (b) (c) (d)	1,500,000	1,497,251
4.416%, 10/15/24 (b) (c) (d)	3,800,000	3,793,035
4.633%, 10/15/24 (b) (c) (d)	2,690,000	2,685,070
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.670%, 10/15/24 (b) (c) (d)	2,340,000	$2,335,711
4.684%, 10/15/24 (b) (c) (d)	6,020,000	6,008,966
4.741%, 10/15/24 (b) (c) (d)	2,010,000	2,006,316
4.858%, 10/15/24 (b) (c) (d)	1,420,000	1,417,397
4.881%, 10/15/24 (b) (c) (d)	172,370,000	172,054,075
		334,906,806
Total Short-Term Investments (Cost $334,874,022)		334,907,921
Total Investments—100.2% (Cost $1,298,183,461)		1,318,012,919
Other assets and liabilities (net)—(0.2)%		(2,221,766)
Net Assets—100.0%		$1,315,791,153

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $17,967,009.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $21,959,678.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows.
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
MetLife Aggregate Bond Index Portfolio (Class A)	$500,723,775	$20,008,374	$(7,846,175)	$(1,505,031)	$7,453,216	$518,834,159
MetLife Mid Cap Stock Index Portfolio (Class A)	62,951,383	3,938,984	(7,383,182)	(234,217)	4,124,080	63,397,048
MetLife MSCI EAFE Index Portfolio (Class A)	143,888,386	5,706,059	(14,345,701)	4,073,799	7,925,367	147,247,910
MetLife Russell 2000 Index Portfolio (Class A)	38,652,957	2,274,022	(5,013,462)	(127,745)	2,314,929	38,100,701
MetLife Stock Index Portfolio (Class A)	208,048,469	15,233,677	(34,036,898)	10,347,354	15,932,578	215,525,180
	$954,264,970	$47,161,116	$(68,625,418)	$12,554,160	$37,750,170	$983,104,998

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$15,309,797	53,932,865
MetLife Mid Cap Stock Index Portfolio (Class A)	3,126,926	812,057	3,543,714
MetLife MSCI EAFE Index Portfolio (Class A)	1,282,954	4,379,738	9,134,486
MetLife Russell 2000 Index Portfolio (Class A)	1,256,892	547,557	2,067,320
MetLife Stock Index Portfolio (Class A)	12,543,580	2,549,385	3,141,766
	$18,210,352	$23,598,534
BHFTI-223

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/20/24	1,159	USD	144,168,010	$2,645,254
Russell 2000 Index E-Mini Futures	12/20/24	321	USD	36,099,660	687,512
S&P 500 Index E-Mini Future	12/20/24	714	USD	207,568,725	4,418,457
S&P Midcap 400 Index E-Mini Futures	12/20/24	197	USD	62,027,420	1,624,696
Net Unrealized Appreciation					$9,375,919
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.140%	Annually	12/17/34	USD	59,000,000	$(746,114)	$728	$(746,842)
Pay	12M SOFR	Annually	3.380%	Annually	11/15/34	USD	59,000,000	285,448	719	284,729
Pay	12M SOFR	Annually	3.700%	Annually	10/18/34	USD	59,000,000	1,935,808	728	1,935,080
Pay	12M SOFR	Annually	3.840%	Annually	09/14/34	USD	59,000,000	2,622,130	724	2,621,406
Pay	12M SOFR	Annually	3.950%	Annually	08/17/34	USD	59,000,000	3,124,782	(951,571)	4,076,353
Pay	12M SOFR	Annually	4.250%	Annually	07/18/34	USD	59,000,000	4,585,645	713	4,584,932
Totals								$11,807,699	$(947,959)	$12,755,658
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$983,104,998	$—	$—	$983,104,998
Total Short-Term Investments*	—	334,907,921	—	334,907,921
Total Investments	$983,104,998	$334,907,921	$—	$1,318,012,919
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,375,919	$—	$—	$9,375,919
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$13,502,500	$—	$13,502,500
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(746,842)	—	(746,842)
Total Centrally Cleared Swap Contracts	$—	$12,755,658	$—	$12,755,658

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-224

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia — 3.4%
APA Group	692,971	$3,715,582
Aristocrat Leisure Ltd.	351,649	14,221,225
CAR Group Ltd.	216,352	5,622,639
Glencore PLC	3,021,691	17,303,786
SEEK Ltd.	203,189	3,505,120
Woodside Energy Group Ltd.	444,199	7,698,457
		52,066,809
Brazil — 0.7%
Banco Bradesco SA (ADR)	3,906,647	10,391,681
Canada — 1.9%
Constellation Software, Inc.	6,277	20,421,310
RB Global, Inc. (a)	116,164	9,349,293
		29,770,603
China — 1.2%
China Resources Gas Group Ltd.	1,237,824	5,000,087
NXP Semiconductors NV	36,598	8,783,886
Yum China Holdings, Inc.	112,288	5,055,206
		18,839,179
Denmark — 3.8%
Novo Nordisk AS - Class B	407,291	48,497,471
Novonesis (Novozymes) B - B Shares	136,360	9,819,190
		58,316,661
France — 8.0%
BNP Paribas SA	308,442	21,166,620
Capgemini SE	32,065	6,945,833
Cie Generale des Etablissements Michelin SCA	254,914	10,349,756
Legrand SA	161,045	18,571,147
LVMH Moet Hennessy Louis Vuitton SE	43,216	33,190,508
Thales SA	59,476	9,447,387
TotalEnergies SE	365,359	23,680,840
		123,352,091
Germany — 5.9%
E.ON SE	605,724	9,007,056
GEA Group AG	379,448	18,556,192
LEG Immobilien SE	177,104	18,469,861
Merck KGaA	80,802	14,227,008
MTU Aero Engines AG	52,547	16,377,994
Symrise AG	108,369	14,982,599
		91,620,710
Greece — 0.2%
Hellenic Telecommunications Organization SA	228,366	3,937,076
Hong Kong — 2.2%
AIA Group Ltd.	1,582,428	13,993,094
CLP Holdings Ltd.	603,000	5,317,554
Techtronic Industries Co. Ltd.	996,500	15,105,571
		34,416,219
Security Description	Shares	Value
India — 1.4%
HDFC Bank Ltd.	662,024	$13,702,655
Reliance Industries Ltd.	226,750	8,016,719
		21,719,374
Ireland — 1.1%
Bank of Ireland Group PLC	1,459,193	16,325,873
Italy — 1.3%
Eni SpA	813,168	12,442,078
Ryanair Holdings PLC (ADR) (a)	184,710	8,345,198
		20,787,276
Japan — 19.0%
Bridgestone Corp.	215,300	8,280,218
Chugai Pharmaceutical Co. Ltd.	253,200	12,245,330
Daiichi Sankyo Co. Ltd.	203,100	6,677,151
Daikin Industries Ltd.	96,900	13,606,613
Denso Corp. (a)	836,800	12,455,749
Fujitsu Ltd.	515,400	10,573,370
Hitachi Ltd.	1,448,400	38,264,845
Kao Corp.	257,100	12,740,568
KDDI Corp. (a)	312,900	10,015,561
Kirin Holdings Co. Ltd.	568,100	8,656,612
Mitsubishi Electric Corp.	954,900	15,388,990
Mitsubishi UFJ Financial Group, Inc.	1,527,500	15,550,122
Mitsui & Co. Ltd.	591,000	13,160,990
Nomura Research Institute Ltd.	202,200	7,476,500
Olympus Corp.	550,600	10,450,159
Persol Holdings Co. Ltd. (a)	1,827,700	3,277,567
Renesas Electronics Corp.	809,800	11,816,740
Santen Pharmaceutical Co. Ltd.	224,600	2,714,835
Secom Co. Ltd.	37,000	1,366,599
Seven & i Holdings Co. Ltd.	909,500	13,619,924
Shin-Etsu Chemical Co. Ltd.	403,500	16,877,204
SMC Corp.	34,300	15,262,724
SoftBank Group Corp.	157,900	9,321,733
Terumo Corp.	270,300	5,098,601
Toyota Industries Corp.	144,100	11,123,825
Yamaha Corp. (a)	403,500	3,474,054
ZOZO, Inc. (a)	148,900	5,411,611
		294,908,195
Macau — 0.3%
Sands China Ltd. (a) (b)	1,599,200	4,042,241
Netherlands — 6.9%
Akzo Nobel NV	131,038	9,242,581
ASML Holding NV	39,701	33,096,708
Euronext NV	202,126	21,940,659
Heineken NV	112,898	10,010,317
ING Groep NV	903,826	16,439,065
Wolters Kluwer NV	91,442	15,413,168
		106,142,498
Portugal — 1.0%
Galp Energia SGPS SA	846,582	15,895,720
BHFTI-225

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Warrants—0.0%
Security Description	Shares	Value
South Korea — 0.6%
Samsung Electronics Co. Ltd.	200,763	$9,515,233
Spain — 3.8%
Amadeus IT Group SA	212,984	15,372,775
CaixaBank SA (a)	2,372,013	14,139,265
Cellnex Telecom SA (b)	247,316	10,020,481
Iberdrola SA	1,219,352	18,865,291
		58,397,812
Switzerland — 4.8%
Cie Financiere Richemont SA - Class A	111,557	17,686,502
Julius Baer Group Ltd.	324,014	19,522,642
Sika AG	45,943	15,242,463
UBS Group AG	362,427	11,189,904
Zurich Insurance Group AG	17,561	10,593,303
		74,234,814
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	614,468	18,759,512
Thailand — 0.6%
Advanced Info Service PCL	1,115,300	9,011,663
United Kingdom — 11.1%
Barclays PLC	6,299,904	18,959,546
Beazley PLC	1,996,847	20,352,993
British American Tobacco PLC	492,235	17,950,278
Burberry Group PLC	248,714	2,336,307
ConvaTec Group PLC	2,888,501	8,783,504
Croda International PLC	167,401	9,463,312
Diageo PLC	566,508	19,766,612
Flutter Entertainment PLC (b)	22,234	5,275,683
Hiscox Ltd.	878,734	13,462,831
London Stock Exchange Group PLC	125,558	17,167,671
NatWest Group PLC	4,786,669	22,114,948
Weir Group PLC	317,869	9,211,817
Whitbread PLC	174,451	7,322,380
		172,167,882
United States — 18.7%
Aon PLC - Class A	63,399	21,935,420
Cadence Design Systems, Inc. (b)	40,801	11,058,295
CSL Ltd.	83,760	16,614,145
Linde PLC	101,850	48,568,191
Nestle SA	319,547	32,204,914
NIKE, Inc. - Class B	36,041	3,186,025
Qiagen NV (b)	312,362	14,047,132
Roche Holding AG	131,878	42,216,082
Sanofi SA	145,555	16,770,000
Schneider Electric SE	213,663	56,527,127
Visa, Inc. - Class A (a)	68,174	18,744,441
Willis Towers Watson PLC	26,532	7,814,470
		289,686,242
Total Common Stocks (Cost $1,145,539,572)		1,534,305,364

Security Description	Shares/ Principal Amount*	Value

Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	9,715	$0

Short-Term Investments—0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $7,504,815; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $7,654,285	7,504,033	7,504,033
Total Short-Term Investments (Cost $7,504,033)		7,504,033

Securities Lending Reinvestments (c)—1.8%
Repurchase Agreements — 1.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,400,193; collateralized by various Common Stock with an aggregate market value of $1,559,164	1,400,000	1,400,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $1,100,152; collateralized by various Common Stock with an aggregate market value of $1,225,058	1,100,000	1,100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $4,574,055; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $4,664,909	4,573,440	4,573,440
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,224,068	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $200,028; collateralized by various Common Stock with an aggregate market value of $223,085	200,000	200,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $4,000,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $4,081,561	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $5,000,685; collateralized by various Common Stock with an aggregate market value of $5,567,276	5,000,000	5,000,000
BHFTI-226

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	$1,000,000
		21,273,440

Mutual Funds — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (d)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (d)	1,000,000	1,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $28,273,440)		28,273,440
Total Investments—101.4% (Cost $1,181,317,045)		1,570,082,837
Other assets and liabilities (net)—(1.4)%		(21,746,749)
Net Assets—100.0%		$1,548,336,088

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $42,496,527 and the collateral received consisted of cash in the amount of
$28,273,440 and non-cash collateral with a value of $24,005,790. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Banks	9.6
Pharmaceuticals	9.3
Chemicals	8.0
Electrical Equipment	5.8
Insurance	5.7
Semiconductors & Semiconductor Equipment	4.7
Capital Markets	4.5
Machinery	4.5
Oil, Gas & Consumable Fuels	4.4
Textiles, Apparel & Luxury Goods	3.6
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$52,066,809	$—	$52,066,809
Brazil	10,391,681	—	—	10,391,681
Canada	29,770,603	—	—	29,770,603
China	13,839,092	5,000,087	—	18,839,179
Denmark	—	58,316,661	—	58,316,661
France	—	123,352,091	—	123,352,091
Germany	—	91,620,710	—	91,620,710
Greece	—	3,937,076	—	3,937,076
Hong Kong	—	34,416,219	—	34,416,219
India	—	21,719,374	—	21,719,374
Ireland	—	16,325,873	—	16,325,873
Italy	8,345,198	12,442,078	—	20,787,276
Japan	—	294,908,195	—	294,908,195
Macau	—	4,042,241	—	4,042,241
Netherlands	—	106,142,498	—	106,142,498
Portugal	—	15,895,720	—	15,895,720
South Korea	—	9,515,233	—	9,515,233
Spain	—	58,397,812	—	58,397,812
Switzerland	—	74,234,814	—	74,234,814
Taiwan	—	18,759,512	—	18,759,512
Thailand	—	9,011,663	—	9,011,663
United Kingdom	5,275,683	166,892,199	—	172,167,882
BHFTI-227

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$111,306,842	$178,379,400	$—	$289,686,242
Total Common Stocks	178,929,099	1,355,376,265	—	1,534,305,364
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	7,504,033	—	7,504,033
Securities Lending Reinvestments
Mutual Funds	7,000,000	—	—	7,000,000
Repurchase Agreements	—	21,273,440	—	21,273,440
Total Securities Lending Reinvestments*	7,000,000	21,273,440	—	28,273,440
Total Investments	$185,929,099	$1,384,153,738	$—	$1,570,082,837
Collateral for Securities Loaned (Liability)	$—	$(28,273,440)	$—	$(28,273,440)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-228

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Automobiles — 0.2%
Rivian Automotive, Inc. - Class A (a) (b)	217,657	$2,442,112
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc. (b)	10,735	2,952,447
Argenx SE (ADR) (b)	7,246	3,927,912
Intellia Therapeutics, Inc. (a) (b)	128,180	2,634,099
ProKidney Corp. (a) (b)	849,350	1,630,752
Roivant Sciences Ltd. (a) (b)	1,650,899	19,051,374
		30,196,584
Broadline Retail — 5.3%
Global-e Online Ltd. (a) (b)	1,570,644	60,375,555
Capital Markets — 1.0%
Coinbase Global, Inc. - Class A (a) (b)	67,339	11,997,790
Consumer Staples Distribution & Retail — 1.5%
Maplebear, Inc. (a) (b)	413,695	16,853,934
Entertainment — 5.3%
ROBLOX Corp. - Class A (b)	1,368,910	60,587,957
Financial Services — 10.8%
Adyen NV (b)	29,283	45,861,606
Affirm Holdings, Inc. (b)	1,910,739	77,996,366
		123,857,972
Health Care Equipment & Supplies — 0.7%
Dexcom, Inc. (b)	81,799	5,483,805
Penumbra, Inc. (a) (b)	14,352	2,788,737
		8,272,542
Health Care Providers & Services — 1.8%
agilon health, Inc. (a) (b)	5,345,987	21,009,729
Health Care Technology — 2.1%
Doximity, Inc. - Class A (a) (b)	546,720	23,820,590
Hotels, Restaurants & Leisure — 8.1%
DoorDash, Inc. - Class A (b)	655,007	93,489,149
IT Services — 9.6%
Cloudflare, Inc. - Class A (a) (b)	1,033,394	83,591,241
Fastly, Inc. - Class A (a) (b)	1,356,747	10,270,575
MongoDB, Inc. (a) (b)	20,036	5,416,732
Snowflake, Inc. - Class A (a) (b)	97,227	11,167,493
		110,446,041
Leisure Products — 1.2%
Peloton Interactive, Inc. - Class A (a) (b)	3,036,079	14,208,850
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. - Class A (a) (b)	556,143	12,557,709
Machinery — 0.2%
Symbotic, Inc. (a) (b)	108,887	2,655,754
Security Description	Shares/ Principal Amount*	Value
Media — 7.4%
Trade Desk, Inc. - Class A (b)	779,332	$85,453,754
Pharmaceuticals — 4.5%
Royalty Pharma PLC - Class A	1,838,779	52,019,058
Software — 24.2%
Aurora Innovation, Inc. (a) (b)	7,120,016	42,150,495
Bill Holdings, Inc. (b)	545,363	28,773,352
Gitlab, Inc. - Class A (b)	196,215	10,112,921
MicroStrategy, Inc. - Class A (a) (b)	304,760	51,382,536
Palantir Technologies, Inc. - Class A (a) (b)	876,698	32,613,166
Procore Technologies, Inc. (a) (b)	286,367	17,674,571
QXO, Inc.	1,143,490	18,032,837
Samsara, Inc. - Class A (b)	1,616,804	77,800,608
		278,540,486
Specialty Retail — 6.2%
Carvana Co. (a) (b)	320,980	55,885,828
Chewy, Inc. - Class A (a) (b)	543,428	15,917,006
		71,802,834
Total Common Stocks (Cost $1,035,213,565)		1,080,588,400

Convertible Preferred Stocks—2.4%
Software — 2.4%
Databricks, Inc. - Series H † (b) (c) (d)	229,833	20,080,509
Databricks, Inc. - Series I † (b) (c) (d)	83,793	7,320,995
Total Convertible Preferred Stocks (Cost $23,047,865)		27,401,504

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (b) (c) (d) (Cost $0)	60,812	12,466

Short-Term Investments—4.1%
Repurchase Agreement—4.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $47,193,619; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $48,132,494	47,188,703	47,188,703
Total Short-Term Investments (Cost $47,188,703)		47,188,703

Securities Lending Reinvestments (e)—14.0%
Certificates of Deposit—4.3%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (f)	2,000,000	2,000,276
5.330%, SOFR + 0.500%, 11/29/24 (f)	2,000,000	2,001,272
BHFTI-229

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (f)	2,000,000	$2,000,003
5.130%, SOFR + 0.300%, 03/04/25 (f)	1,000,000	1,000,007
5.180%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	1,000,003
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (f)	2,000,000	1,999,984
5.150%, SOFR + 0.310%, 03/19/25 (f)	2,000,000	1,999,988
5.180%, SOFR + 0.340%, 05/02/25 (f)	2,000,000	1,999,252
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (f)	3,000,000	3,002,073
Bayerische Landesbank (NY)
5.210%, 10/17/24	5,000,000	5,000,820
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (f)	2,000,000	1,999,976
Canadian Imperial Bank of Commerce (NY)
5.200%, SOFR + 0.360%, 01/09/25 (f)	2,000,000	2,000,828
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (f)	2,000,000	1,999,862
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,500,000	1,501,793
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (f)	2,500,000	2,500,320
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,255
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (f)	3,000,000	3,000,312
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (f)	2,000,000	2,000,074
Royal Bank of Canada
5.180%, SOFR + 0.340%, 05/08/25 (f)	1,000,000	1,000,952
Skandinaviska Enskilda Banken AB
5.130%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,468
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (f)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (f)	2,000,000	2,000,736
Svenska Handelsbanken AB
5.130%, SOFR + 0.300%, 02/06/25 (f)	1,000,000	1,000,458
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (f)	2,000,000	1,999,988
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (f)	2,000,000	2,000,688
5.390%, SOFR + 0.550%, 10/11/24 (f)	2,000,000	2,000,202
		50,010,590
Commercial Paper—1.4%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (f)	3,000,000	2,999,967
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (f)	3,000,000	3,000,156
5.060%, SOFR + 0.230%, 11/20/24 (f)	2,000,000	2,000,220
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (f)	3,000,000	2,999,991
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (f)	3,000,000	$3,000,024
		15,999,264
Repurchase Agreements—8.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $4,000,550; collateralized by various Common Stock with an aggregate market value of $4,454,755	4,000,000	4,000,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $8,001,102; collateralized by various Common Stock with an aggregate market value of $8,909,511	8,000,000	8,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $5,138,236; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $5,269,615	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $16,424,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $16,750,474	16,422,032	16,422,032
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $14,013,502; collateralized by various Common Stock with an aggregate market value of $15,619,234	14,000,000	14,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $12,001,663; collateralized by various Common Stock with an aggregate market value of $13,344,407	12,000,000	12,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $2,098,137	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,300,457; collateralized by various Common Stock with an aggregate market value of $3,680,896	3,300,000	3,300,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $13,064,458; collateralized by various Common Stock with an aggregate market value of $14,446,491	13,000,000	13,000,000
BHFTI-230

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,000,274; collateralized by various Common Stock with an aggregate market value of $2,226,911	2,000,000	$2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $5,200,712; collateralized by various Common Stock with an aggregate market value of $5,720,785	5,200,000	5,200,000
		94,922,032

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (g)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $161,924,460)		161,931,886
Total Purchased Options—0.1% (h) (Cost $3,237,386)		775,474
Total Investments—114.4% (Cost $1,270,611,979)		1,317,898,433
Other assets and liabilities (net)—(14.4)%		(166,218,569)
Net Assets—100.0%		$1,151,679,864

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was
$27,413,970, which is 2.4% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $249,777,893 and the collateral received consisted of cash in the amount of $161,924,512 and non-cash collateral with a value of $95,971,036. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 2.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$20,080,509
Databricks, Inc. - Series I	09/14/23	83,793	6,158,786	7,320,995
Flipkart Ltd.	08/20/18	60,812	0	12,466
				$27,413,970
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.660	09/01/25	JPMC	132,643,208	USD	132,643,208	$550,237	$388,512	$(161,725)
USD Call/CNH Put	CNH	7.686	01/06/25	GSI	274,790,673	USD	274,790,673	1,039,752	33,250	(1,006,502)
USD Call/CNH Put	CNH	7.770	07/31/25	JPMC	120,117,031	USD	120,117,031	522,749	225,219	(297,530)
USD Call/CNH Put	CNH	7.777	03/25/25	JPMC	264,934,899	USD	264,934,899	1,124,648	128,493	(996,155)
Totals								$3,237,386	$775,474	$(2,461,912)
Cash in the amount of $850,000 has been received at the custodian bank and held as collateral for open OTC option contracts.
BHFTI-231

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$2,442,112	$—	$—	$2,442,112
Biotechnology	30,196,584	—	—	30,196,584
Broadline Retail	60,375,555	—	—	60,375,555
Capital Markets	11,997,790	—	—	11,997,790
Consumer Staples Distribution & Retail	16,853,934	—	—	16,853,934
Entertainment	60,587,957	—	—	60,587,957
Financial Services	77,996,366	45,861,606	—	123,857,972
Health Care Equipment & Supplies	8,272,542	—	—	8,272,542
Health Care Providers & Services	21,009,729	—	—	21,009,729
Health Care Technology	23,820,590	—	—	23,820,590
Hotels, Restaurants & Leisure	93,489,149	—	—	93,489,149
IT Services	110,446,041	—	—	110,446,041
Leisure Products	14,208,850	—	—	14,208,850
Life Sciences Tools & Services	12,557,709	—	—	12,557,709
Machinery	2,655,754	—	—	2,655,754
Media	85,453,754	—	—	85,453,754
Pharmaceuticals	52,019,058	—	—	52,019,058
Software	278,540,486	—	—	278,540,486
Specialty Retail	71,802,834	—	—	71,802,834
Total Common Stocks	1,034,726,794	45,861,606	—	1,080,588,400
Total Convertible Preferred Stocks*	—	—	27,401,504	27,401,504
Total Escrow Shares*	—	—	12,466	12,466
Total Short-Term Investments*	—	47,188,703	—	47,188,703
Securities Lending Reinvestments
Certificates of Deposit	—	50,010,590	—	50,010,590
Commercial Paper	—	15,999,264	—	15,999,264
Repurchase Agreements	—	94,922,032	—	94,922,032
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	160,931,886	—	161,931,886
Total Purchased Options at Value	—	775,474	—	775,474
Total Investments	$1,035,726,794	$254,757,669	$27,413,970	$1,317,898,433
Collateral for Securities Loaned (Liability)	$—	$(161,924,512)	$—	$(161,924,512)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2023	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30
Convertible Preferred Stocks
Software	$22,386,624	$5,014,880	$27,401,504	$5,014,880
Escrow Shares
Broadline Retail	24,933	(12,467)	12,466	(12,467)
	$22,411,557	$5,002,413	$27,413,970	$5,002,413
BHFTI-232

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$27,401,504	Market Transaction Method	Precedent Transactions	$73.50	$73.50	$73.50	Increase
		Calibration Model	Calculated EV/Sales Multiple	14.3x	20.0x	17.2x	Increase
			Calculated EV/Gross Profit Multiple	18.6x	26.1x	22.4x	Increase
			Implied Premium	15.00%	30.00%	22.50%	Increase
Escrow Shares
Broadline Retail	12,466	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
BHFTI-233

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—12.7% of Net Assets

Security Description	Principal Amount*/ Shares	Value

Sovereign — 12.7%
Deutsche Bundesrepublik Bonds Inflation-Linked
0.100%, 04/15/26 (EUR) (a)	5,069,920	$5,550,945
0.100%, 04/15/33 (EUR) (a)	12,664,575	13,866,561
0.100%, 04/15/46 (EUR) (a)	6,385,050	6,631,169
0.500%, 04/15/30 (EUR) (a)	19,207,627	21,583,864
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (a)	4,794,520	5,270,843
0.100%, 03/01/29 (144A) (EUR) (a)	4,841,960	5,243,222
0.100%, 07/25/31 (144A) (EUR) (a)	8,403,430	8,981,412
0.100%, 03/01/32 (144A) (EUR) (a)	9,173,760	9,610,384
0.100%, 03/01/36 (144A) (EUR) (a)	1,143,430	1,139,449
0.100%, 07/25/38 (144A) (EUR) (a)	5,893,550	5,765,281
0.100%, 07/25/47 (144A) (EUR) (a)	3,765,720	3,314,271
0.100%, 07/25/53 (144A) (EUR) (a)	1,178,710	993,691
0.700%, 07/25/30 (144A) (EUR) (a)	2,522,400	2,813,179
1.850%, 07/25/27 (144A) (EUR) (a)	5,377,880	6,198,362
3.400%, 07/25/29 (144A) (EUR) (a)	5,979,000	7,432,213
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (a)	6,137,933	6,069,184
0.150%, 05/15/51 (144A) (EUR) (a)	4,823,800	3,507,934
0.400%, 05/15/30 (144A) (EUR) (a)	4,260,235	4,532,224
1.250%, 09/15/32 (144A) (EUR) (a)	4,397,155	4,871,901
1.300%, 05/15/28 (144A) (EUR) (a)	3,140,050	3,527,851
1.500%, 05/15/29 (EUR) (a)	4,695,075	5,296,718
2.400%, 05/15/39 (144A) (EUR) (a)	1,037,830	1,222,303
2.550%, 09/15/41 (144A) (EUR) (a)	683,235	829,950
U.K. Inflation-Linked Gilts
0.125%, 03/22/26 (GBP) (a)	7,502,550	9,944,775
0.125%, 08/10/28 (GBP) (a)	11,191,800	14,934,451
0.125%, 03/22/29 (GBP) (a)	3,280,521	4,357,210
0.125%, 08/10/31 (GBP) (a)	9,568,477	12,667,293
0.125%, 03/22/46 (GBP) (a)	13,528,260	14,123,834
0.125%, 08/10/48 (GBP) (a)	17,626,625	17,752,208
0.125%, 03/22/58 (GBP) (a)	11,735,902	10,663,140
0.125%, 11/22/65 (GBP) (a)	1,487,870	1,268,319
0.125%, 03/22/68 (GBP) (a)	4,345,152	3,644,725
0.500%, 03/22/50 (GBP) (a)	3,631,620	3,956,351
0.625%, 03/22/40 (GBP) (a)	1,789,620	2,253,262
0.625%, 11/22/42 (GBP) (a)	3,647,600	4,485,552
1.250%, 11/22/27 (GBP) (a)	1,239,951	1,712,856
1.250%, 11/22/32 (GBP) (a)	3,747,659	5,343,126
Total Foreign Government (Cost $263,735,064)		241,360,013

Common Stocks—9.1%
Aerospace & Defense — 0.2%
CAE, Inc. (b)	3,068	57,597
Dassault Aviation SA	613	126,277
Elbit Systems Ltd.	3,713	738,311
Kongsberg Gruppen ASA	10,379	1,016,907
Leonardo SpA	7,682	171,447
Melrose Industries PLC	10,356	63,342
Rheinmetall AG	166	89,736
Rolls-Royce Holdings PLC (b)	17,298	122,164
Safran SA	484	114,200
Security Description	Shares	Value
Aerospace & Defense—(Continued)
Singapore Technologies Engineering Ltd.	37,200	$134,475
Thales SA	1,394	221,428
		2,855,884
Automobile Components — 0.1%
Aisin Corp.	20,100	221,590
Bridgestone Corp.	7,800	299,980
Cie Generale des Etablissements Michelin SCA	2,930	118,961
Denso Corp.	12,400	184,574
Magna International, Inc.	2,066	84,751
Sumitomo Electric Industries Ltd.	17,800	285,650
		1,195,506
Automobiles — 0.0%
Isuzu Motors Ltd.	5,400	72,852
Mazda Motor Corp.	11,200	83,962
Mercedes-Benz Group AG	1,402	90,620
Renault SA	2,200	95,631
Subaru Corp.	6,700	116,426
Toyota Motor Corp.	15,600	279,411
		738,902
Banks — 0.3%
ABN AMRO Bank NV	9,677	174,779
AIB Group PLC	56,106	321,622
Banco Bilbao Vizcaya Argentaria SA	8,690	94,068
Banco BPM SpA	13,182	89,060
Bank Hapoalim BM	6,613	66,321
Bank Leumi Le-Israel BM	7,516	73,686
Bank of Ireland Group PLC	33,762	377,739
CaixaBank SA	31,462	187,541
Chiba Bank Ltd.	25,700	207,016
Concordia Financial Group Ltd.	40,400	223,885
Credit Agricole SA	7,974	121,893
Danske Bank AS	8,056	242,552
DNB Bank ASA	7,834	160,700
Erste Group Bank AG	11,782	646,432
Hang Seng Bank Ltd.	20,000	248,783
HSBC Holdings PLC	22,205	199,169
Israel Discount Bank Ltd. - Class A	12,151	68,118
Japan Post Bank Co. Ltd.	8,500	79,424
KBC Group NV	532	42,328
Mitsubishi UFJ Financial Group, Inc.	5,800	59,045
Mizrahi Tefahot Bank Ltd.	1,408	55,083
Mizuho Financial Group, Inc.	13,250	272,354
NatWest Group PLC	44,359	204,944
Resona Holdings, Inc.	47,700	332,571
Royal Bank of Canada	2,710	338,237
Shizuoka Financial Group, Inc.	11,100	96,513
Skandinaviska Enskilda Banken AB - Class A	10,076	154,157
Societe Generale SA	5,443	135,691
Sumitomo Mitsui Financial Group, Inc.	2,100	44,709
Sumitomo Mitsui Trust Holdings, Inc.	14,600	346,642
Swedbank AB - A Shares	1,329	28,196
BHFTI-234

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Toronto-Dominion Bank	3,657	$231,244
		5,924,502
Beverages — 0.2%
Anheuser-Busch InBev SA	3,927	260,189
Asahi Group Holdings Ltd.	5,400	70,727
Carlsberg AS - Class B	5,240	624,306
Coca-Cola Europacific Partners PLC	2,655	209,081
Coca-Cola HBC AG	3,674	130,872
Davide Campari-Milano NV	45,537	385,822
Diageo PLC	10,115	352,933
Kirin Holdings Co. Ltd.	22,800	347,423
Pernod Ricard SA	1,307	197,553
Suntory Beverage & Food Ltd.	14,000	525,659
Treasury Wine Estates Ltd.	8,535	70,965
		3,175,530
Biotechnology — 0.1%
Argenx SE (b)	870	470,907
Genmab AS (b)	186	45,272
Grifols SA (b)	66,189	751,786
Swedish Orphan Biovitrum AB (b)	8,721	280,930
		1,548,895
Broadline Retail — 0.1%
Canadian Tire Corp. Ltd. - Class A	1,353	162,156
Dollarama, Inc.	4,255	435,867
Global-e Online Ltd. (b)	18,011	692,343
Next PLC	985	129,018
Pan Pacific International Holdings Corp.	6,900	178,092
Prosus NV	17,456	754,956
Rakuten Group, Inc. (b)	31,100	201,370
Wesfarmers Ltd.	3,607	175,488
		2,729,290
Building Products — 0.1%
AGC, Inc.	1,300	42,180
Assa Abloy AB - Class B	2,485	83,668
Kingspan Group PLC	6,223	585,782
Rockwool AS - B Shares	543	255,182
		966,812
Capital Markets — 0.1%
3i Group PLC	1,988	88,012
Amundi SA	1,629	121,795
Brookfield Asset Management Ltd. - Class A	899	42,502
Brookfield Corp.	3,596	190,987
Deutsche Boerse AG	1,113	261,001
Futu Holdings Ltd. (ADR) (b)	801	76,616
Hargreaves Lansdown PLC	8,418	125,540
Hong Kong Exchanges & Clearing Ltd.	1,700	69,387
IGM Financial, Inc.	4,548	136,462
Japan Exchange Group, Inc.	25,200	327,077
Julius Baer Group Ltd.	1,910	115,082
London Stock Exchange Group PLC	1,157	158,198
Security Description	Shares	Value
Capital Markets—(Continued)
Onex Corp.	689	$48,260
Singapore Exchange Ltd.	22,200	197,233
UBS Group AG	7,179	221,651
		2,179,803
Chemicals — 0.4%
Air Liquide SA	1,978	382,021
Akzo Nobel NV	2,828	199,469
Arkema SA	3,311	315,748
Asahi Kasei Corp.	30,600	231,126
Clariant AG	23,493	355,958
Covestro AG (b)	2,224	138,555
Croda International PLC	4,021	227,310
DSM-Firmenich AG	1,713	235,891
EMS-Chemie Holding AG	351	294,892
Givaudan SA	48	263,286
ICL Group Ltd.	118,079	503,603
Mitsubishi Chemical Group Corp.	48,900	314,112
Mitsui Chemicals, Inc.	8,300	220,685
Nippon Paint Holdings Co. Ltd.	29,775	228,089
Nippon Sanso Holdings Corp.	11,100	405,067
Nitto Denko Corp.	13,500	225,623
Novonesis (Novozymes) B - B Shares	11,451	824,579
Nutrien Ltd.	3,998	192,118
OCI NV	3,762	107,048
Orica Ltd.	5,414	69,615
Shin-Etsu Chemical Co. Ltd.	3,100	129,664
Sika AG	1,094	362,955
Syensqo SA (c) (d)	4,815	426,678
Symrise AG	1,310	181,115
Toray Industries, Inc.	36,900	217,243
Yara International ASA	14,968	474,048
		7,526,498
Commercial Services & Supplies — 0.1%
Brambles Ltd.	33,059	435,754
RB Global, Inc.	921	74,126
Rentokil Initial PLC	41,365	202,974
Securitas AB - B Shares	14,937	189,700
TOPPAN Holdings, Inc.	7,600	225,290
		1,127,844
Communications Equipment — 0.1%
Nokia OYJ	159,136	695,467
Telefonaktiebolaget LM Ericsson - B Shares	40,173	303,636
		999,103
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA	1,564	72,226
Bouygues SA	3,455	115,725
Ferrovial SE	1,993	85,789
Obayashi Corp.	17,800	225,632
WSP Global, Inc.	504	89,542
		588,914
BHFTI-235

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction Materials — 0.0%
Heidelberg Materials AG	1,232	$133,916
Holcim AG	2,370	231,720
		365,636
Consumer Finance — 0.0%
Isracard Ltd.	1	2
Consumer Staples Distribution & Retail — 0.3%
Aeon Co. Ltd.	22,400	608,689
Alimentation Couche-Tard, Inc.	1,860	102,830
Carrefour SA	15,871	270,691
Coles Group Ltd.	42,499	530,269
Empire Co. Ltd. - Class A	14,251	435,501
Endeavour Group Ltd.	20,384	70,706
George Weston Ltd.	528	88,621
Jeronimo Martins SGPS SA	50,232	987,368
Kesko OYJ - B Shares	27,182	580,445
Kobe Bussan Co. Ltd.	3,700	116,463
Loblaw Cos. Ltd.	903	120,235
MatsukiyoCocokara & Co.	22,800	374,762
Metro, Inc.	2,559	161,758
Seven & i Holdings Co. Ltd.	37,800	566,062
Tesco PLC	32,730	156,918
		5,171,318
Containers & Packaging — 0.0%
CCL Industries, Inc. - Class B	4,654	283,724
Distributors — 0.0%
D'ieteren Group	3,067	648,716
Diversified Consumer Services — 0.0%
Pearson PLC	14,889	201,899
Diversified REITs — 0.0%
Covivio SA	1,553	94,375
Mirvac Group	85,416	126,806
		221,181
Diversified Telecommunication Services — 0.6%
BT Group PLC	189,100	374,679
Cellnex Telecom SA (b)	10,463	423,928
Deutsche Telekom AG	33,787	992,385
Elisa OYJ	15,295	810,929
HKT Trust & HKT Ltd.	1,191,000	1,524,856
Infrastrutture Wireless Italiane SpA	45,657	561,940
Koninklijke KPN NV	132,782	542,316
Nippon Telegraph & Telephone Corp.	496,700	508,339
Orange SA	61,974	709,612
Singapore Telecommunications Ltd.	228,800	575,894
Spark New Zealand Ltd.	355,372	684,159
Swisscom AG	2,555	1,669,016
Telecom Italia SpA (b)	661,375	183,918
Telefonica SA	74,154	362,569
Telenor ASA	110,573	1,415,200
Telia Co. AB	125,653	406,364
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Telstra Group Ltd.	110,275	$296,281
		12,042,385
Electric Utilities — 0.5%
BKW AG	10,539	1,910,921
Chubu Electric Power Co., Inc.	48,100	563,798
CK Infrastructure Holdings Ltd.	17,665	120,293
CLP Holdings Ltd.	53,500	471,790
EDP SA	126,776	579,150
Elia Group SA	9,277	1,060,958
Emera, Inc.	12,898	508,214
Enel SpA	41,848	334,427
Fortis, Inc.	8,904	404,563
Fortum OYJ	46,735	770,264
Hydro One Ltd.	5,695	197,406
Kansai Electric Power Co., Inc.	48,800	807,349
Mercury NZ Ltd.	90,973	371,836
Origin Energy Ltd.	53,158	367,733
SSE PLC	11,383	286,928
Terna - Rete Elettrica Nazionale	9,314	83,905
Tokyo Electric Power Co. Holdings, Inc. (b)	93,200	414,766
Verbund AG	9,683	804,487
		10,058,788
Electrical Equipment — 0.0%
ABB Ltd.	881	51,069
Fuji Electric Co. Ltd.	1,800	108,748
Prysmian SpA	3,157	229,523
		389,340
Electronic Equipment, Instruments & Components — 0.2%
Halma PLC	18,234	636,691
Hamamatsu Photonics KK	12,000	156,930
Hexagon AB - B Shares	14,010	151,200
Ibiden Co. Ltd.	2,200	68,153
Keyence Corp.	652	312,081
Kyocera Corp.	27,600	320,235
Omron Corp.	4,000	183,050
Shimadzu Corp.	14,700	490,324
TDK Corp.	16,595	211,798
Yokogawa Electric Corp.	13,300	339,529
		2,869,991
Energy Equipment & Services — 0.0%
Tenaris SA	20,594	326,886
Entertainment — 0.2%
Bollore SE	43,199	288,184
Capcom Co. Ltd.	16,800	390,672
Konami Group Corp.	3,800	385,656
Nexon Co. Ltd.	16,600	329,826
Nintendo Co. Ltd.	4,710	251,120
Sea Ltd. (ADR) (b)	4,857	457,918
Toho Co. Ltd.	16,100	652,300
BHFTI-236

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Universal Music Group NV	9,874	$258,542
		3,014,218
Financial Services — 0.0%
Adyen NV (b)	25	39,154
Edenred SE	4,628	175,562
EXOR NV	420	45,014
Mitsubishi HC Capital, Inc.	31,200	220,316
ORIX Corp.	1,700	39,468
Sofina SA	191	53,914
Washington H Soul Pattinson & Co. Ltd.	3,853	92,790
		666,218
Food Products — 0.4%
Ajinomoto Co., Inc.	3,500	135,297
Associated British Foods PLC	1,731	54,021
Barry Callebaut AG	441	816,774
Chocoladefabriken Lindt & Spruengli AG	3	382,400
Danone SA	4,466	325,199
JDE Peet's NV	5,689	118,895
Kerry Group PLC - Class A	12,269	1,271,918
Kikkoman Corp.	6,000	68,224
MEIJI Holdings Co. Ltd.	5,400	135,015
Nestle SA	1,774	178,789
Nissin Foods Holdings Co. Ltd.	5,100	142,237
Salmar ASA	961	50,432
Saputo, Inc.	16,806	362,725
WH Group Ltd.	2,472,103	1,955,498
Wilmar International Ltd.	468,200	1,218,372
Yakult Honsha Co. Ltd.	19,400	448,327
		7,664,123
Gas Utilities — 0.2%
AltaGas Ltd.	9,142	226,311
APA Group	81,652	437,803
Osaka Gas Co. Ltd.	68,600	1,541,529
Snam SpA	78,165	397,926
Tokyo Gas Co. Ltd.	64,600	1,503,356
		4,106,925
Ground Transportation — 0.1%
Central Japan Railway Co.	9,500	219,836
East Japan Railway Co.	8,100	161,003
Hankyu Hanshin Holdings, Inc.	8,400	259,030
Keisei Electric Railway Co. Ltd.	6,600	196,694
MTR Corp. Ltd.	48,000	179,270
TFI International, Inc.	487	66,706
Tokyu Corp.	25,400	328,183
West Japan Railway Co.	9,400	178,644
		1,589,366
Health Care Equipment & Supplies — 0.3%
Alcon, Inc.	1,801	180,078
BioMerieux	1,983	237,684
Carl Zeiss Meditec AG	720	57,042
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Cochlear Ltd.	1,350	$263,970
Demant AS (b)	1,303	50,925
DiaSorin SpA	858	100,242
EssilorLuxottica SA	1,407	333,403
Fisher & Paykel Healthcare Corp. Ltd.	26,137	577,098
Getinge AB - B Shares	9,584	206,880
Hoya Corp.	2,000	276,942
Koninklijke Philips NV (b)	24,102	789,785
Olympus Corp.	15,500	294,184
Siemens Healthineers AG	7,171	429,991
Smith & Nephew PLC	26,251	408,119
Sonova Holding AG	480	172,413
Straumann Holding AG	782	128,365
Sysmex Corp.	19,086	376,647
Terumo Corp.	22,800	430,071
		5,313,839
Health Care Providers & Services — 0.0%
Amplifon SpA	2,882	82,849
Fresenius SE & Co. KGaA (b)	4,139	157,616
NMC Health PLC (b) (c) (d)	1,427	0
Ramsay Health Care Ltd.	3,002	86,544
Sonic Healthcare Ltd.	5,770	108,577
		435,586
Health Care Technology — 0.0%
M3, Inc.	35,841	360,096
Hotels, Restaurants & Leisure — 0.2%
Accor SA	2,639	114,706
Amadeus IT Group SA	2,448	176,692
Compass Group PLC	9,513	304,799
Delivery Hero SE (b)	4,791	194,094
Entain PLC	7,680	78,424
Galaxy Entertainment Group Ltd.	84,000	416,498
Genting Singapore Ltd.	1,145,800	780,838
InterContinental Hotels Group PLC	1,378	150,597
La Francaise des Jeux SAEM	2,933	120,714
Lottery Corp. Ltd.	50,174	178,059
Oriental Land Co. Ltd.	10,000	258,029
Sands China Ltd. (b)	150,000	379,150
Sodexo SA	3,277	268,677
Whitbread PLC	3,449	144,768
Zensho Holdings Co. Ltd.	5,300	292,847
		3,858,892
Household Durables — 0.1%
Barratt Developments PLC	14,734	94,488
Berkeley Group Holdings PLC	1,714	108,303
Persimmon PLC	4,650	102,105
SEB SA	911	104,160
Sekisui Chemical Co. Ltd.	12,100	188,567
Sekisui House Ltd.	12,000	333,976
Sony Group Corp.	5,500	106,818
BHFTI-237

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Taylor Wimpey PLC	53,917	$118,662
		1,157,079
Household Products — 0.1%
Essity AB - Class B	24,624	768,482
Henkel AG & Co. KGaA	12,549	1,067,348
Reckitt Benckiser Group PLC	3,564	218,251
Unicharm Corp.	3,600	129,844
		2,183,925
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA	28,470	498,023
Meridian Energy Ltd.	72,812	274,767
Orsted AS (b)	15,144	1,006,934
RWE AG	19,021	691,894
		2,471,618
Industrial Conglomerates — 0.0%
CK Hutchison Holdings Ltd.	12,500	70,965
DCC PLC	2,210	150,634
Jardine Matheson Holdings Ltd.	1,500	58,591
Smiths Group PLC	11,870	266,602
		546,792
Industrial REITs — 0.0%
CapitaLand Ascendas REIT	110,100	244,594
Nippon Prologis REIT, Inc.	15	25,700
Segro PLC	9,915	116,049
		386,343
Insurance — 0.2%
Admiral Group PLC	6,107	227,779
Ageas SA	5,312	283,339
Baloise Holding AG	1,325	270,247
Dai-ichi Life Holdings, Inc.	8,200	211,233
Fairfax Financial Holdings Ltd.	43	54,294
Gjensidige Forsikring ASA	11,607	217,159
Hannover Rueck SE	557	158,768
iA Financial Corp., Inc.	3,320	275,184
Japan Post Holdings Co. Ltd.	34,400	328,289
Japan Post Insurance Co. Ltd.	8,000	145,499
Manulife Financial Corp.	2,099	62,033
Medibank Pvt Ltd.	50,444	127,618
MS&AD Insurance Group Holdings, Inc.	22,200	517,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	233	128,203
NN Group NV	2,183	108,874
Prudential PLC	8,824	82,315
Sampo OYJ - A Shares	927	43,288
Sompo Holdings, Inc.	12,300	275,592
Swiss Life Holding AG	240	200,517
Swiss Re AG	1,951	269,492
T&D Holdings, Inc.	10,700	186,883
Tokio Marine Holdings, Inc.	2,500	91,712
Tryg AS	6,726	159,503
Security Description	Shares	Value
Insurance—(Continued)
Zurich Insurance Group AG	304	$183,382
		4,609,136
Interactive Media & Services — 0.1%
Auto Trader Group PLC	26,405	306,527
LY Corp.	147,000	429,129
REA Group Ltd.	2,351	328,183
Scout24 SE	7,051	606,479
SEEK Ltd.	6,315	108,937
		1,779,255
IT Services — 0.2%
Bechtle AG	4,420	197,461
Capgemini SE	1,525	330,341
CGI, Inc. (b)	3,195	367,633
Fujitsu Ltd.	8,000	164,119
NEC Corp.	2,500	240,776
Nomura Research Institute Ltd.	10,400	384,548
NTT Data Group Corp.	15,300	275,282
Obic Co. Ltd.	9,000	316,576
Otsuka Corp.	18,000	443,993
SCSK Corp.	13,600	280,937
Shopify, Inc. - Class A (b)	1,324	106,071
TIS, Inc.	12,900	328,551
		3,436,288
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	10,083	230,510
BRP, Inc.	1,613	95,997
Shimano, Inc.	1,400	265,421
		591,928
Life Sciences Tools & Services — 0.1%
Bachem Holding AG	1,924	162,165
Eurofins Scientific SE	2,793	177,020
Lonza Group AG	294	185,990
Qiagen NV (b)	2,518	113,236
Sartorius Stedim Biotech	1,040	217,671
		856,082
Machinery — 0.1%
Alfa Laval AB	2,674	128,399
Daifuku Co. Ltd.	2,100	40,582
Hitachi Construction Machinery Co. Ltd.	1,900	46,063
Husqvarna AB - B Shares	15,232	106,824
Knorr-Bremse AG	2,412	214,430
Komatsu Ltd.	1,200	33,287
Kone OYJ - Class B	3,199	191,369
Makita Corp.	5,900	199,672
Mitsubishi Heavy Industries Ltd.	11,000	163,469
Sandvik AB	4,506	100,687
Schindler Holding AG	1,240	352,905
Spirax Group PLC	2,761	278,222
VAT Group AG	215	109,615
Wartsila OYJ Abp	3,903	87,494
BHFTI-238

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Yaskawa Electric Corp.	5,000	$174,980
		2,227,998
Marine Transportation — 0.0%
AP Moller - Maersk AS - Class A	92	149,114
Kawasaki Kisen Kaisha Ltd.	4,200	65,147
Nippon Yusen KK	1,800	65,667
		279,928
Media — 0.1%
Dentsu Group, Inc.	15,200	467,814
Informa PLC	20,733	227,754
Publicis Groupe SA	2,502	273,798
Vivendi SE	25,949	300,220
WPP PLC	40,341	412,271
		1,681,857
Metals & Mining — 0.2%
Agnico Eagle Mines Ltd.	1,664	134,048
Anglo American PLC	7,138	231,993
Antofagasta PLC	6,594	178,064
ArcelorMittal SA	7,027	184,417
Barrick Gold Corp.	8,568	170,416
Boliden AB	10,935	370,978
Endeavour Mining PLC	9,163	216,737
First Quantum Minerals Ltd. (b)	8,075	110,099
Franco-Nevada Corp.	3,056	379,568
Glencore PLC	34,480	197,451
Ivanhoe Mines Ltd. - Class A (b)	7,533	112,066
JFE Holdings, Inc.	9,000	120,476
Kinross Gold Corp.	17,491	163,859
Nippon Steel Corp.	7,300	162,997
Norsk Hydro ASA	26,934	175,048
Pan American Silver Corp.	11,795	246,287
Rio Tinto Ltd.	1,077	95,893
Rio Tinto PLC	4,820	341,597
Sumitomo Metal Mining Co. Ltd.	5,900	177,039
Teck Resources Ltd. - Class B	1,964	102,582
voestalpine AG	21,329	555,534
Wheaton Precious Metals Corp.	1,974	120,561
		4,547,710
Multi-Utilities — 0.2%
Centrica PLC	152,574	238,116
E.ON SE	57,795	859,406
Engie SA	41,184	711,444
National Grid PLC	19,368	266,999
Sembcorp Industries Ltd.	257,500	1,107,059
Veolia Environnement SA	23,369	768,864
		3,951,888
Office REITs — 0.0%
Gecina SA	1,119	128,915
Japan Real Estate Investment Corp.	52	206,728
Security Description	Shares	Value
Office REITs—(Continued)
Nippon Building Fund, Inc.	275	$252,416
		588,059
Oil, Gas & Consumable Fuels — 0.9%
Aker BP ASA	11,408	245,370
Ampol Ltd.	19,743	417,554
ARC Resources Ltd.	19,192	324,396
BP PLC	198,008	1,044,447
Cameco Corp.	6,649	317,640
Canadian Natural Resources Ltd.	5,978	198,508
Cenovus Energy, Inc.	11,131	186,168
Enbridge, Inc.	15,752	639,887
ENEOS Holdings, Inc.	202,000	1,099,796
Eni SpA	27,931	427,365
Equinor ASA	14,946	378,791
Galp Energia SGPS SA	91,034	1,709,286
Idemitsu Kosan Co. Ltd.	121,580	872,937
Imperial Oil Ltd.	3,667	257,987
Inpex Corp.	49,900	676,898
Keyera Corp.	8,941	278,784
MEG Energy Corp.	9,065	170,314
Neste OYJ	22,186	431,159
OMV AG	21,474	918,417
Parkland Corp.	12,722	327,915
Pembina Pipeline Corp.	6,863	282,903
Repsol SA	83,553	1,105,706
Santos Ltd.	73,494	358,202
Shell PLC	33,227	1,082,965
Suncor Energy, Inc.	8,278	305,548
TC Energy Corp.	7,223	343,352
TotalEnergies SE	19,007	1,231,944
Tourmaline Oil Corp.	6,180	287,009
Woodside Energy Group Ltd.	23,258	403,087
		16,324,335
Paper & Forest Products — 0.0%
Holmen AB - B Shares	6,397	276,897
Mondi PLC	15,962	303,925
Stora Enso OYJ - R Shares	6,511	83,407
UPM-Kymmene OYJ	2,158	72,325
West Fraser Timber Co. Ltd.	854	83,206
		819,760
Passenger Airlines — 0.0%
Air Canada (b)	3,597	43,591
ANA Holdings, Inc.	9,000	192,567
Japan Airlines Co. Ltd.	7,700	135,224
		371,382
Personal Care Products — 0.1%
Beiersdorf AG	3,480	523,712
Haleon PLC	29,261	153,027
Kao Corp.	12,600	624,392
L'Oreal SA	724	324,572
BHFTI-239

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Personal Care Products—(Continued)
Shiseido Co. Ltd.	3,500	$94,866
		1,720,569
Pharmaceuticals — 0.5%
Astellas Pharma, Inc.	28,000	321,395
AstraZeneca PLC	4,166	648,916
Bayer AG	4,838	163,395
Chugai Pharmaceutical Co. Ltd.	10,900	527,149
Daiichi Sankyo Co. Ltd.	8,000	263,009
Eisai Co. Ltd.	7,800	290,230
GSK PLC	17,427	354,463
Hikma Pharmaceuticals PLC	17,769	453,926
Ipsen SA	2,013	247,686
Kyowa Kirin Co. Ltd.	19,300	340,012
Merck KGaA	2,294	403,910
Novartis AG	1,853	213,310
Novo Nordisk AS - Class B	509	60,608
Ono Pharmaceutical Co. Ltd.	14,000	186,476
Orion OYJ - Class B	16,556	906,914
Otsuka Holdings Co. Ltd.	3,400	191,745
Recordati Industria Chimica e Farmaceutica SpA	1,647	93,207
Roche Holding AG (Bearer Shares)	631	215,801
Sandoz Group AG	5,260	219,327
Sanofi SA	3,012	347,025
Shionogi & Co. Ltd.	26,400	378,121
Takeda Pharmaceutical Co. Ltd.	3,938	112,622
Teva Pharmaceutical Industries Ltd. (ADR) (b)	53,675	967,223
UCB SA	3,137	565,677
		8,472,147
Professional Services — 0.1%
Adecco Group AG	4,462	151,843
Computershare Ltd.	3,549	61,954
Intertek Group PLC	2,448	169,221
RELX PLC	7,862	371,446
SGS SA	1,800	200,866
Teleperformance SE	901	93,455
		1,048,785
Real Estate Management & Development — 0.1%
Azrieli Group Ltd.	999	69,672
Daito Trust Construction Co. Ltd.	2,200	267,262
Daiwa House Industry Co. Ltd.	9,100	286,045
Fastighets AB Balder - B Shares (b)	6,615	58,116
FirstService Corp.	239	43,668
Henderson Land Development Co. Ltd.	12,000	37,680
Hongkong Land Holdings Ltd.	26,700	97,979
LEG Immobilien SE	1,124	117,220
Mitsubishi Estate Co. Ltd.	1,000	15,788
Mitsui Fudosan Co. Ltd.	6,300	59,014
Nomura Real Estate Holdings, Inc.	4,800	128,526
Sino Land Co. Ltd.	30,000	32,916
Sumitomo Realty & Development Co. Ltd.	1,800	60,500
Sun Hung Kai Properties Ltd.	34,500	374,658
Swiss Prime Site AG	2,622	293,935
Vonovia SE	1,591	57,984
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Wharf Real Estate Investment Co. Ltd.	53,596	$189,623
		2,190,586
Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust	135,062	223,086
Klepierre SA	2,817	92,371
Link REIT	23,600	117,961
Scentre Group	75,506	191,157
Unibail-Rodamco-Westfield (b)	1,687	147,706
Vicinity Ltd.	79,083	121,207
		893,488
Semiconductors & Semiconductor Equipment — 0.1%
Advantest Corp.	2,600	123,543
ASM International NV	256	168,703
ASML Holding NV	143	119,212
Disco Corp.	268	70,875
Infineon Technologies AG	3,510	122,847
Lasertec Corp.	300	49,699
Renesas Electronics Corp.	5,900	86,094
Rohm Co. Ltd.	13,092	146,980
SCREEN Holdings Co. Ltd.	800	56,186
STMicroelectronics NV	6,180	184,127
SUMCO Corp.	12,000	129,675
Tokyo Electron Ltd.	500	88,786
		1,346,727
Software — 0.3%
Check Point Software Technologies Ltd. (b)	1,318	254,124
Constellation Software, Inc.	179	582,351
Dassault Systemes SE	11,253	446,571
Descartes Systems Group, Inc. (b)	2,316	238,321
Monday.com Ltd. (b)	869	241,382
Nemetschek SE	2,255	233,452
Open Text Corp.	7,945	264,471
Oracle Corp. Japan	3,000	308,463
Sage Group PLC	51,269	703,526
SAP SE	1,144	259,872
Temenos AG	6,676	467,471
Trend Micro, Inc.	3,300	195,625
WiseTech Global Ltd.	3,544	337,706
Xero Ltd. (b)	2,682	278,254
		4,811,589
Specialty Retail — 0.1%
Avolta AG	5,316	225,362
Fast Retailing Co. Ltd.	400	132,522
Industria de Diseno Textil SA	3,649	215,973
JD Sports Fashion PLC	51,610	106,683
Kingfisher PLC	32,101	138,514
Nitori Holdings Co. Ltd.	900	136,491
ZOZO, Inc.	5,500	199,892
		1,155,437
BHFTI-240

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd.	7,400	$143,799
Canon, Inc.	16,700	548,479
FUJIFILM Holdings Corp.	10,400	268,257
Logitech International SA	6,772	605,978
Ricoh Co. Ltd.	29,100	313,583
Seiko Epson Corp.	3,800	70,088
		1,950,184
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	3,600	75,425
Cie Financiere Richemont SA - Class A	2,209	350,220
Gildan Activewear, Inc.	3,869	182,115
Hermes International SCA	45	110,723
Kering SA	321	91,941
LVMH Moet Hennessy Louis Vuitton SE	301	231,172
Moncler SpA	3,153	200,196
Pandora AS	2,821	464,807
Puma SE	2,814	117,447
Swatch Group AG	1,660	356,216
		2,180,262
Tobacco — 0.1%
British American Tobacco PLC	10,714	390,706
Imperial Brands PLC	19,946	580,157
Japan Tobacco, Inc.	17,400	508,310
		1,479,173
Trading Companies & Distributors — 0.1%
Ashtead Group PLC	2,037	158,114
Brenntag SE	2,349	175,128
Bunzl PLC	3,039	143,776
IMCD NV	522	90,753
ITOCHU Corp.	5,000	268,606
Mitsui & Co. Ltd.	12,600	280,590
MonotaRO Co. Ltd.	11,900	198,050
Sumitomo Corp.	9,000	201,243
Toromont Industries Ltd.	4,128	402,957
Toyota Tsusho Corp.	1,800	32,555
		1,951,772
Transportation Infrastructure — 0.0%
Aena SME SA	364	80,099
Aeroports de Paris SA	1,227	157,749
Auckland International Airport Ltd.	118,631	562,291
		800,139
Water Utilities — 0.0%
Severn Trent PLC	8,167	288,574
United Utilities Group PLC	19,934	279,005
		567,579
Wireless Telecommunication Services — 0.1%
KDDI Corp.	22,100	707,395
Rogers Communications, Inc. - Class B	10,540	423,798
SoftBank Corp.	218,000	284,660
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services—(Continued)
SoftBank Group Corp.	2,600	$153,493
Tele2 AB - B Shares	31,892	360,795
Vodafone Group PLC	601,513	603,755
		2,533,896
Total Common Stocks (Cost $157,572,346)		173,060,308

U.S. Treasury & Government Agencies—7.2%
U.S. Treasury — 7.2%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	4,893,560	3,246,556
1.000%, 02/15/49 (a)	2,499,860	2,038,492
1.500%, 02/15/53 (a)	4,232,440	3,825,211
2.125%, 02/15/40 (a)	6,839,487	7,136,036
3.375%, 04/15/32 (a)	4,429,975	5,003,740
3.875%, 04/15/29 (a)	3,826,520	4,222,906
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (a)	18,001,021	17,651,286
0.125%, 04/15/26 (a)	15,111,684	14,691,061
0.125%, 07/15/30 (a)	4,907,000	4,562,628
0.125%, 01/15/31 (a)	10,874,250	9,991,156
0.125%, 07/15/31 (a)	21,710,120	19,859,505
0.250%, 01/15/25 (a)	2,655,880	2,623,261
0.375%, 07/15/27 (a)	9,347,693	9,089,508
0.500%, 01/15/28 (a)	7,255,433	7,024,794
0.875%, 01/15/29 (a)	5,281,514	5,155,889
1.125%, 01/15/33 (a)	12,670,800	12,224,657
1.250%, 04/15/28 (a)	9,437,400	9,347,846
Total U.S. Treasury & Government Agencies (Cost $140,993,570)		137,694,532

Mutual Funds—3.3%
Investment Company Securities — 3.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $72,871,969)	548,388	61,956,876

Preferred Stocks—0.0%
Life Sciences Tools & Services — 0.0%
Sartorius AG (Cost $100,855)	235	65,864

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	179	0

BHFTI-241

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (b) (c) (d) (Cost $1,188)	1,165	$0

Short-Term Investments—67.3%
Mutual Funds—50.4%
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.830% (e)	242,390,517	242,390,517
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 4.805% (e)	255,686,612	255,686,612
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.832% (e)	250,158,472	250,158,472
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.950% (e)	211,526,660	211,526,660
		959,762,261

U.S. Treasury—16.9%
U.S. Treasury Bills
Zero Coupon, 10/01/24 (f) (g)	123,000,000	123,000,000
5.023%, 11/21/24 (g)	200,000,000	198,688,786
		321,688,786
Total Short-Term Investments (Cost $1,281,339,220)		1,281,451,047
Total Investments—99.6% (Cost $1,916,614,212)		1,895,588,640
Other assets and liabilities (net)—0.4%		7,324,395
Net Assets—100.0%		$1,902,913,035

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $123,000,000.
(g)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$81,323,654, which is 4.3% of net assets.

Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	186,350	BBH	10/30/24	USD	138,286	$(404)
HKD	168,759	BBH	10/30/24	USD	21,707	9
JPY	169,367,852	BBH	10/30/24	USD	1,175,656	7,259

Contracts to Deliver
AUD	8,410,000	BNY	10/30/24	USD	5,777,476	(39,338)
AUD	334,020	BNY	10/30/24	USD	229,871	(1,155)
CAD	18,710,000	BNY	10/30/24	USD	13,922,281	78,557
CHF	10,090,000	BBH	10/30/24	USD	11,939,797	(20,177)
CHF	136,319	BBH	10/30/24	USD	161,728	145
EUR	409,455	BNY	10/30/24	USD	458,225	1,910
EUR	43,370,000	BBH	10/30/24	USD	48,590,447	257,009
EUR	151,599	SSBT	10/30/24	USD	169,140	191
EUR	124,000,000	TDB	10/30/24	USD	138,616,587	425,525
GBP	18,260	BNY	10/30/24	USD	24,497	85
GBP	12,770,000	BBH	10/30/24	USD	17,106,411	33,778
BHFTI-242

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	70,702	SSBT	10/30/24	USD	94,279	$(244)
GBP	80,000,000	TDB	10/30/24	USD	104,669,136	(2,285,495)
HKD	47,390,000	BBH	10/30/24	USD	6,093,210	(4,938)
JPY	6,540,180,000	BNY	10/30/24	USD	45,583,505	(94,996)
Net Unrealized Depreciation						$(1,642,279)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/16/24	2,575	AUD	299,720,395	$(1,735,116)
Brent Crude Oil Futures	11/29/24	77	USD	5,502,420	(17,806)
Canada Government Bond 10 Year Futures	12/18/24	2,068	CAD	258,520,680	1,066,869
Cattle Feeder Futures	11/21/24	66	USD	8,081,700	217,914
Cocoa Futures	12/13/24	125	USD	9,652,500	153,851
Coffee “C” Futures	12/18/24	54	USD	5,472,563	725,726
Copper Futures	12/27/24	93	USD	10,585,725	1,273,243
Corn Futures	12/13/24	331	USD	7,029,613	321,643
Cotton No. 2 Futures	12/06/24	129	USD	4,747,845	15,552
DAX Index Futures	12/20/24	33	EUR	16,089,975	626,206
Euro-Bobl Futures	12/06/24	1,306	EUR	156,785,300	1,568,330
Euro-BTP Futures	12/06/24	513	EUR	62,314,110	1,512,586
Euro-Bund Futures	12/06/24	592	EUR	79,872,640	981,096
Euro-Buxl 30 Year Bond Futures	12/06/24	275	EUR	37,477,000	360,850
Hang Seng Index Futures	10/30/24	201	HKD	213,843,900	2,771,050
FTSE 100 Index Futures	12/20/24	241	GBP	19,975,285	(192,616)
Gold 100 oz. Futures	12/27/24	134	USD	35,635,960	3,014,692
IBEX 35 Index Futures	10/18/24	136	EUR	16,172,304	230,407
Japanese Government 10 Year Bond Futures	12/13/24	546	JPY	78,978,900,000	1,248,291
Lean Hogs Futures	12/13/24	68	USD	1,993,080	43,138
Live Cattle Futures	12/31/24	158	USD	11,679,360	301,991
LME Nickel Futures	12/16/24	76	USD	7,976,968	467,217
LME Primary Aluminum Futures	12/16/24	218	USD	14,241,559	1,585,130
LME Zinc Futures	12/16/24	152	USD	11,752,222	1,257,836
Low Sulphur Gas Oil Futures	12/12/24	96	USD	6,302,400	(582,706)
MSCI Emerging Markets Index Futures	12/20/24	2,380	USD	139,551,300	9,115,519
Natural Gas Futures	11/26/24	570	USD	19,066,500	1,609,976
New York Harbor ULSD Future	11/29/24	68	USD	6,177,814	(690,568)
OMX Stockholm 30 Index Futures	10/18/24	847	SEK	222,401,025	527,514
RBOB Gasoline Futures	11/29/24	73	USD	5,844,409	(206,392)
Russell 2000 Index E-Mini Futures	12/20/24	1,159	USD	130,341,140	5,542,145
S&P 500 Index E-Mini Future	12/20/24	972	USD	282,572,550	7,351,220
S&P TSX 60 Index Futures	12/19/24	129	CAD	37,265,520	430,122
Silver Futures	12/27/24	98	USD	15,414,420	1,757,118
Soybean Futures	01/14/25	106	USD	5,698,825	265,978
Soybean Meal Futures	12/13/24	170	USD	5,807,200	(163,312)
Soybean Oil Futures	12/13/24	184	USD	4,781,424	(61,322)
SPI 200 Index Futures	12/19/24	183	AUD	37,999,950	372,379
Sugar No. 11 Futures	02/28/25	286	USD	7,197,590	745,376
TOPIX Index Futures	12/12/24	122	JPY	3,229,950,000	762,619
U.K. Long Gilt Bond Futures	12/27/24	1,458	GBP	143,510,940	(1,238,911)
U.S. Treasury Long Bond Futures	12/19/24	1,446	USD	179,575,125	(875,729)
U.S. Treasury Note 10 Year Futures	12/19/24	3,132	USD	357,928,875	(54,303)
U.S. Treasury Note 2 Year Futures	12/31/24	5,648	USD	1,176,151,878	2,399,824
BHFTI-243

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/24	4,851	USD	533,041,526	$371,291
U.S. Treasury Ultra Long Bond Futures	12/19/24	89	USD	11,845,344	(88,379)
Wheat Futures	12/13/24	263	USD	7,679,600	281,865
WTI Crude Oil Futures	12/19/24	87	USD	5,872,500	(227,384)

Futures Contracts—Short
Australian Dollar Currency Futures	12/16/24	(664)	USD	(45,978,680)	(1,692,705)
British Pound Currency Futures	12/16/24	(719)	USD	(60,099,413)	(1,290,233)
Canadian Dollar Currency Futures	12/17/24	(874)	USD	(64,754,660)	(336,468)
Euro Currency Futures	12/16/24	(434)	USD	(60,578,263)	(516,187)
Japanese Yen Currency Futures	12/16/24	(583)	USD	(51,234,769)	650,029
LME Nickel Futures	12/16/24	(4)	USD	(419,840)	(24,074)
LME Primary Aluminum Futures	12/16/24	(23)	USD	(1,502,550)	(116,760)
LME Zinc Futures	12/16/24	(15)	USD	(1,159,759)	(100,076)
Swiss Franc Currency Futures	12/16/24	(375)	USD	(55,830,469)	152,067
Net Unrealized Appreciation					$41,867,613
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$241,360,013	$—	$241,360,013
Common Stocks
Aerospace & Defense	57,597	2,798,287	—	2,855,884
Automobile Components	84,751	1,110,755	—	1,195,506
Automobiles	—	738,902	—	738,902
Banks	569,481	5,355,021	—	5,924,502
Beverages	209,081	2,966,449	—	3,175,530
Biotechnology	—	1,548,895	—	1,548,895
Broadline Retail	1,290,366	1,438,924	—	2,729,290
Building Products	—	966,812	—	966,812
Capital Markets	494,827	1,684,976	—	2,179,803
Chemicals	192,118	6,907,702	426,678	7,526,498
Commercial Services & Supplies	74,126	1,053,718	—	1,127,844
Communications Equipment	—	999,103	—	999,103
Construction & Engineering	89,542	499,372	—	588,914
Construction Materials	—	365,636	—	365,636
Consumer Finance	—	2	—	2
Consumer Staples Distribution & Retail	908,945	4,262,373	—	5,171,318
Containers & Packaging	283,724	—	—	283,724
Distributors	—	648,716	—	648,716
Diversified Consumer Services	—	201,899	—	201,899
Diversified REITs	—	221,181	—	221,181
Diversified Telecommunication Services	—	12,042,385	—	12,042,385
Electric Utilities	1,110,183	8,948,605	—	10,058,788
Electrical Equipment	—	389,340	—	389,340
Electronic Equipment, Instruments & Components	—	2,869,991	—	2,869,991
Energy Equipment & Services	—	326,886	—	326,886
Entertainment	457,918	2,556,300	—	3,014,218
Financial Services	—	666,218	—	666,218
Food Products	362,725	7,301,398	—	7,664,123
Gas Utilities	226,311	3,880,614	—	4,106,925
Ground Transportation	66,706	1,522,660	—	1,589,366
Health Care Equipment & Supplies	—	5,313,839	—	5,313,839
Health Care Providers & Services	—	435,586	0	435,586
Health Care Technology	—	360,096	—	360,096
BHFTI-244

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$—	$3,858,892	$—	$3,858,892
Household Durables	—	1,157,079	—	1,157,079
Household Products	—	2,183,925	—	2,183,925
Independent Power and Renewable Electricity Producers	—	2,471,618	—	2,471,618
Industrial Conglomerates	—	546,792	—	546,792
Industrial REITs	—	386,343	—	386,343
Insurance	391,511	4,217,625	—	4,609,136
Interactive Media & Services	—	1,779,255	—	1,779,255
IT Services	473,704	2,962,584	—	3,436,288
Leisure Products	95,997	495,931	—	591,928
Life Sciences Tools & Services	—	856,082	—	856,082
Machinery	—	2,227,998	—	2,227,998
Marine Transportation	—	279,928	—	279,928
Media	—	1,681,857	—	1,681,857
Metals & Mining	1,539,486	3,008,224	—	4,547,710
Multi-Utilities	—	3,951,888	—	3,951,888
Office REITs	—	588,059	—	588,059
Oil, Gas & Consumable Fuels	3,920,411	12,403,924	—	16,324,335
Paper & Forest Products	83,206	736,554	—	819,760
Passenger Airlines	43,591	327,791	—	371,382
Personal Care Products	—	1,720,569	—	1,720,569
Pharmaceuticals	967,223	7,504,924	—	8,472,147
Professional Services	—	1,048,785	—	1,048,785
Real Estate Management & Development	43,668	2,146,918	—	2,190,586
Retail REITs	—	893,488	—	893,488
Semiconductors & Semiconductor Equipment	—	1,346,727	—	1,346,727
Software	1,580,649	3,230,940	—	4,811,589
Specialty Retail	—	1,155,437	—	1,155,437
Technology Hardware, Storage & Peripherals	—	1,950,184	—	1,950,184
Textiles, Apparel & Luxury Goods	182,115	1,998,147	—	2,180,262
Tobacco	—	1,479,173	—	1,479,173
Trading Companies & Distributors	402,957	1,548,815	—	1,951,772
Transportation Infrastructure	—	800,139	—	800,139
Water Utilities	—	567,579	—	567,579
Wireless Telecommunication Services	423,798	2,110,098	—	2,533,896
Total Common Stocks	16,626,717	156,006,913	426,678	173,060,308
Total U.S. Treasury & Government Agencies*	—	137,694,532	—	137,694,532
Total Mutual Funds*	61,956,876	—	—	61,956,876
Total Preferred Stocks*	—	65,864	—	65,864
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Mutual Funds	959,762,261	—	—	959,762,261
U.S. Treasury	—	321,688,786	—	321,688,786
Total Short-Term Investments	959,762,261	321,688,786	—	1,281,451,047
Total Investments	$1,038,345,854	$856,816,108	$426,678	$1,895,588,640
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$804,468	$—	$804,468
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,446,747)	—	(2,446,747)
Total Forward Contracts	$—	$(1,642,279)	$—	$(1,642,279)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$52,078,660	$—	$—	$52,078,660
Futures Contracts (Unrealized Depreciation)	(10,211,047)	—	—	(10,211,047)
Total Futures Contracts	$41,867,613	$—	$—	$41,867,613

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, transfers into Level 3 in the amount of $625,495 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTI-245

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—98.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 15.8%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	350,653	$345,133
4.500%, 09/01/52	105,024	103,297
4.500%, 08/01/53	8,504,583	8,360,145
4.500%, 10/01/53	1,071,777	1,053,791
5.500%, 07/01/53	4,520,714	4,572,630
6.350%, 1Y H15 + 2.225%, 01/01/34 (a)	9,704	9,952
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 01/25/26	4,798,632	4,745,480
Federal Home Loan Mortgage Corp. REMICS
5.807%, SOFR30A + 0.464%, 01/15/47 (a)	1,130,277	1,113,013
5.816%, SOFR30A + 0.464%, 07/15/44 (a)	850,174	860,896
Federal Home Loan Mortgage Corp. STRIPS
5.907%, SOFR30A + 0.564%, 09/15/42 (a)	1,081,320	1,072,055
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
5.229%, 1M TSFR + 0.374%, 08/25/31 (a)	10,318	10,711
6.323%, 12M MTA + 1.200%, 10/25/44 (a)	681,724	617,095
6.323%, 12M MTA + 1.200%, 02/25/45 (a)	205,499	196,074
Federal National Mortgage Association
3.000%, 05/01/52	350,740	314,832
4.000%, 10/01/48	392,760	382,159
4.000%, 04/01/49	128,865	124,836
4.000%, 03/01/50	175,354	168,398
4.000%, 08/01/50	242,475	235,811
4.000%, 02/01/52	577,324	555,132
4.500%, 09/01/52	492,297	484,205
5.500%, 07/01/53	8,544,198	8,645,693
6.363%, 12M MTA + 1.200%, 07/01/44 (a)	2,431	2,456
6.363%, 12M MTA + 1.200%, 09/01/44 (a)	7,018	7,090
6.986%, 1Y H15 + 2.360%, 11/01/34 (a)	93,239	96,932
Federal National Mortgage Association REMICS
5.523%, SOFR30A + 0.174%, 12/25/36 (a)	10,585	10,324
5.613%, SOFR30A + 0.264%, 08/25/34 (a)	3,847	3,775
5.707%, SOFR30A + 0.174%, 07/25/37 (a)	78,693	76,680
5.745%, SOFR30A + 0.464%, 07/25/37 (a)	1,664	1,646
5.775%, SOFR30A + 0.494%, 07/25/37 (a)	20,076	19,882
6.579%, 05/25/35 (a)	49,452	50,711
Federal National Mortgage Association Trust
5.745%, SOFR30A + 0.464%, 05/25/42 (a)	16,426	16,369
Government National Mortgage Association REMICS
5.461%, 12M TSFR + 0.865%, 08/20/68 (a)	2,007,898	2,000,472
6.245%, SOFR30A + 0.900%, 10/20/72 (a)	2,392,581	2,403,500
6.297%, 1M TSFR + 0.944%, 08/20/66 (a)	108,229	108,355
6.445%, SOFR30A + 1.100%, 05/20/73 (a)	1,007,441	1,024,117
6.522%, 12M TSFR + 1.465%, 04/20/67 (a)	1,420,953	1,449,005
Government National Mortgage Association, TBA
3.500%, TBA (b)	48,000,000	45,093,538
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (b)	44,065,720	42,351,728
4.500%, TBA (b)	54,800,000	53,921,258
6.000%, TBA (b)	48,100,000	49,157,714
6.500%, TBA (b)	24,000,000	24,730,184
		256,497,074
Security Description	Principal Amount*	Value
U.S. Treasury — 82.2%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (c) (d)	16,564,011	$10,454,233
0.125%, 02/15/52 (c) (d)	8,135,568	5,057,569
0.250%, 02/15/50 (c) (d)	17,397,743	11,542,260
0.625%, 02/15/43 (c) (d)	14,912,617	11,966,207
0.750%, 02/15/42 (c) (d)	34,996,137	29,159,659
0.750%, 02/15/45 (c) (d)	27,597,008	22,051,006
0.875%, 02/15/47 (c) (d)	45,394,701	36,436,104
1.000%, 02/15/46 (c) (d)	50,724,539	42,251,296
1.375%, 02/15/44 (c) (d)	70,235,786	64,037,711
1.500%, 02/15/53 (c) (d)	8,359,622	7,555,291
1.750%, 01/15/28 (c) (d)	68,060,728	68,609,310
2.000%, 01/15/26 (c) (d)	34,766,928	34,701,196
2.125%, 02/15/40 (c) (d)	23,765,049	24,795,463
2.125%, 02/15/41 (c) (d)	21,875,611	22,885,242
2.125%, 02/15/54 (c) (d)	10,044,118	10,442,706
2.375%, 01/15/27 (c) (e)	592,671	602,317
2.500%, 01/15/29 (c) (d)	20,881,500	21,777,278
3.375%, 04/15/32 (c) (e)	3,434,117	3,878,899
3.625%, 04/15/28 (c) (d)	35,142,175	37,657,179
3.875%, 04/15/29 (c) (d)	38,880,085	42,907,637
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/25 (c) (e) (f) (g)	10,106,744	9,926,658
0.125%, 10/15/25 (c) (d) (e) (f) (g)	11,152,513	10,935,835
0.125%, 04/15/26 (c) (d)	20,390,140	19,822,596
0.125%, 07/15/26 (c) (d)	52,398,142	51,075,950
0.125%, 10/15/26 (c) (d)	29,122,830	28,317,678
0.125%, 04/15/27 (c) (d)	10,806,285	10,402,717
0.125%, 01/15/30 (c) (d)	15,404,382	14,371,396
0.125%, 07/15/30 (c) (d)	65,426,844	60,835,209
0.125%, 01/15/31 (c) (d)	46,061,540	42,320,897
0.125%, 07/15/31 (c) (d)	18,026,496	16,489,881
0.125%, 01/15/32 (c) (d)	7,489,152	6,768,021
0.250%, 07/15/29 (c) (d)	19,961,720	18,937,464
0.375%, 07/15/25 (c) (d) (g)	12,533,029	12,353,551
0.375%, 01/15/27 (c) (d)	28,361,045	27,553,785
0.375%, 07/15/27 (c) (d)	28,919,216	28,120,460
0.500%, 01/15/28 (c) (d)	12,588,774	12,188,598
0.625%, 01/15/26 (c) (f) (g)	3,229,852	3,167,721
0.625%, 07/15/32 (c) (d)	165,098,370	154,573,532
0.750%, 07/15/28 (c) (d)	5,776,791	5,648,425
0.875%, 01/15/29 (c) (d)	16,337,618	15,949,016
1.125%, 01/15/33 (c) (d)	42,027,606	40,547,801
1.250%, 04/15/28 (c) (d)	6,501,754	6,440,057
1.375%, 07/15/33 (c) (d)	65,662,746	64,721,253
1.625%, 10/15/27 (c) (d)	94,503,760	95,122,035
1.750%, 01/15/34 (c) (d)	11,563,064	11,691,293
1.875%, 07/15/34 (c) (d)	9,122,659	9,345,482
2.125%, 04/15/29 (c) (d)	13,932,489	14,318,725
2.375%, 10/15/28 (c) (d)	28,036,371	29,116,823
		1,329,831,422
Total U.S. Treasury & Government Agencies (Cost $1,733,441,745)		1,586,328,496

BHFTI-246

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—9.2%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 1.0%
ACE Securities Corp. Home Equity Loan Trust
5.369%, 1M TSFR + 0.514%, 03/25/37 (a)	439,767	$179,052
6.019%, 1M TSFR + 1.164%, 12/25/33 (a)	853,352	860,902
Asset-Backed Securities Corp. Home Equity Loan Trust
5.794%, 1M TSFR + 0.939%, 04/25/34 (a)	1,142,805	1,160,761
Citigroup Mortgage Loan Trust, Inc.
5.149%, 1M TSFR + 0.294%, 03/25/37 (a)	747,953	631,991
5.259%, 1M TSFR + 0.404%, 09/25/36 (144A) (a)	722,982	695,226
5.659%, 1M TSFR + 0.804%, 10/25/35 (a)	3,700,000	3,400,423
First NLC Trust
5.039%, 1M TSFR + 0.184%, 08/25/37 (144A) (a)	750,750	379,005
GSAA Trust
6.720%, 03/25/46 (a) (h)	275,449	148,822
Home Equity Asset Trust
5.644%, 1M TSFR + 0.789%, 02/25/36 (a)	1,280,768	1,249,234
5.824%, 1M TSFR + 0.969%, 08/25/34 (a)	192,748	191,077
HSI Asset Securitization Corp. Trust
5.069%, 1M TSFR + 0.214%, 10/25/36 (a)	3,937	1,362
MASTR Asset-Backed Securities Trust
5.719%, 1M TSFR + 0.864%, 10/25/35 (a)	89,381	85,213
Morgan Stanley ABS Capital I, Inc. Trust
5.629%, 1M TSFR + 0.774%, 01/25/35 (a)	476,394	459,226
5.644%, 1M TSFR + 0.789%, 09/25/35 (a)	1,055,598	1,008,200
New Century Home Equity Loan Trust
5.734%, 1M TSFR + 0.879%, 02/25/35 (a)	287,108	282,707
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.404%, 1M TSFR + 0.549%, 03/25/36 (a)	744,194	743,912
NovaStar Mortgage Funding Trust
5.674%, 1M TSFR + 0.819%, 01/25/36 (a)	186,424	184,996
Residential Asset Securities Corporation Trust
5.429%, 1M TSFR + 0.344%, 06/25/36 (a)	2,675,470	2,615,961
Soundview Home Loan Trust
5.149%, 1M TSFR + 0.294%, 07/25/37 (a)	267,184	242,331
5.169%, 1M TSFR + 0.314%, 06/25/37 (a)	1,771,351	1,230,092
		15,750,493
Asset-Backed - Other — 8.1%
522 Funding CLO Ltd.
6.584%, 3M TSFR + 1.302%, 10/20/31 (144A) (a)	914,229	915,143
ACAS CLO Ltd.
6.431%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	266,763	266,843
Adagio CLO VIII DAC
4.615%, 3M EURIBOR + 0.930%, 04/15/32 (144A) (EUR) (a)	3,500,000	3,890,475
AlbaCore Euro CLO IV DAC
4.626%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (a)	1,000,000	1,112,072
Allegro CLO XI Ltd.
6.530%, 3M TSFR + 1.250%, 01/19/33 (144A) (a)	3,000,000	3,001,293
AMMC CLO XII Ltd.
6.314%, 3M TSFR + 1.212%, 11/10/30 (144A) (a)	221,164	221,182
Anchorage Capital CLO 6 Ltd.
6.765%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	700,000	701,135
Apidos CLO XXVI Ltd.
6.441%, 3M TSFR + 1.162%, 07/18/29 (144A) (a)	292,585	292,635
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Apidos CLO XXVII Ltd.
6.477%, 3M TSFR + 1.192%, 07/17/30 (144A) (a)	528,625	$528,669
Arbor Realty Commercial Real Estate Notes Ltd.
6.792%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,378,084	2,372,144
ARES European CLO VI DAC
4.295%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	310,014	344,739
ARES L CLO Ltd.
6.613%, 3M TSFR + 1.312%, 01/15/32 (144A) (a)	532,525	532,573
ARES LII CLO Ltd.
6.594%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,510,659	1,512,916
Argent Securities Trust
5.289%, 1M TSFR + 0.434%, 05/25/36 (a)	219,553	53,005
Atlas Senior Loan Fund Ltd.
6.698%, 3M TSFR + 1.412%, 01/16/30 (144A) (a)	229,313	229,554
Atlas Senior Loan Fund X Ltd.
6.653%, 3M TSFR + 1.352%, 01/15/31 (144A) (a)	211,664	211,764
Barings CLO Ltd.
6.614%, 3M TSFR + 1.332%, 01/20/32 (144A) (a)	1,637,244	1,639,234
BDS LLC
6.765%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,797,366	1,795,026
BlackRock European CLO IV DAC
4.535%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	689,479	767,126
BlueMountain CLO XXII Ltd.
6.643%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	373,593	374,240
BlueMountain EUR CLO DAC
4.475%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	487,299	542,155
Capital Four U.S. CLO II Ltd.
7.182%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	900,000	905,604
Carlyle Euro CLO DAC
4.172%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	294,752	328,022
4.325%, 3M EURIBOR + 0.800%, 08/28/31 (144A) (EUR) (a)	2,422,585	2,696,208
Carlyle Global Market Strategies CLO Ltd.
6.328%, 3M TSFR + 1.212%, 08/14/30 (144A) (a)	398,587	398,786
6.502%, 3M TSFR + 1.220%, 07/20/32 (144A) (a)	1,000,000	1,000,800
6.517%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	260,391	260,487
Carlyle Global Market Strategies Euro CLO Ltd.
4.292%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,362,656	1,512,222
Carlyle U.S. CLO Ltd.
6.544%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	761,677	761,758
6.743%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	219,896	219,850
Catamaran CLO Ltd.
6.644%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	639,626	639,972
CBAM Ltd.
6.794%, 3M TSFR + 1.512%, 07/20/30 (144A) (a)	232,629	232,763
Cedar Funding V CLO Ltd.
6.647%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	637,510	638,064
CIFC European Funding CLO III DAC
4.735%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	890,691
CIFC Funding Ltd.
6.495%, 3M TSFR + 1.212%, 10/24/30 (144A) (a)	1,293,188	1,293,781
BHFTI-247

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CIFC Funding Ltd.
6.541%, 3M TSFR + 1.262%, 04/18/31 (144A) (a)	1,293,224	$1,295,221
CIT Mortgage Loan Trust
6.469%, 1M TSFR + 1.614%, 10/25/37 (144A) (a)	3,706,367	3,767,250
Contego CLO IV DAC
4.338%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	796,275	881,177
Contego CLO V DAC
4.505%, 3M EURIBOR + 0.820%, 01/15/31 (144A) (EUR) (a)	1,103,738	1,227,996
Countrywide Asset-Backed Certificates Trust
5.159%, 1M TSFR + 0.304%, 11/25/37 (a)	4,156,030	3,913,933
5.709%, 1M TSFR + 0.854%, 08/25/47 (a)	18,111	17,618
CQS U.S. CLO Ltd.
7.132%, 3M TSFR + 1.850%, 07/20/31 (144A) (a)	1,642,891	1,643,689
Credit-Based Asset Servicing & Securitization LLC
5.512%, 1M TSFR + 0.234%, 07/25/37 (144A) (a)	60,427	39,835
5.612%, 1M TSFR + 0.334%, 07/25/37 (144A) (a)	1,204,299	793,926
Crestline Denali CLO XIV Ltd.
6.685%, 3M TSFR + 1.402%, 10/23/31 (144A) (a)	669,726	670,063
Crestline Denali CLO XV Ltd.
6.574%, 3M TSFR + 1.292%, 04/20/30 (144A) (a)	291,270	291,415
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (h)	376,499	107,881
CVC Cordatus Loan Fund XXI DAC
4.415%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (a)	1,700,000	1,888,549
CVC Cordatus Opportunity Loan Fund DAC
4.922%, 3M EURIBOR + 1.380%, 08/15/33 (144A) (EUR) (a)	1,882,432	2,100,992
Dryden 35 Euro CLO DAC
4.642%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	800,000	888,397
Dryden 44 Euro CLO DAC
4.565%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,438,412
Dryden 52 Euro CLO DAC
4.402%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	894,348	993,462
Dryden 54 Senior Loan Fund
6.430%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	1,678,873	1,680,479
Dryden 60 CLO Ltd.
6.613%, 3M TSFR + 1.312%, 07/15/31 (144A) (a)	621,200	621,362
Dryden 64 CLO Ltd.
6.511%, 3M TSFR + 1.232%, 04/18/31 (144A) (a)	595,325	595,401
Dunedin Park CLO DAC
4.540%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (a)	1,000,000	1,110,167
Ellington Loan Acquisition Trust
6.069%, 1M TSFR + 1.214%, 05/25/37 (144A) (a)	887,520	868,043
Fidelity Grand Harbour CLO DAC
4.681%, 3M EURIBOR + 1.200%, 03/15/32 (144A) (EUR) (a)	899,502	1,001,442
First Franklin Mortgage Loan Trust
5.089%, 1M TSFR + 0.234%, 12/25/36 (a)	7,588,250	6,831,862
5.279%, 1M TSFR + 0.424%, 07/25/36 (a)	1,328,011	1,286,870
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Gallatin CLO VIII Ltd.
6.653%, 3M TSFR + 1.352%, 07/15/31 (144A) (a)	365,463	$365,731
GSAMP Trust
5.704%, 1M TSFR + 0.849%, 09/25/35 (a)	75,580	74,501
Henley CLO VII DAC
4.675%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	1,100,000	1,222,798
Jamestown CLO XVIII Ltd.
6.333%, 3M TSFR + 1.270%, 07/25/35 (144A) (a)	600,000	600,244
JP Morgan Mortgage Acquisition Trust
5.179%, 1M TSFR + 0.324%, 10/25/36 (a)	26,145	25,851
KKR CLO 11 Ltd.
6.743%, 3M TSFR + 1.442%, 01/15/31 (144A) (a)	298,686	299,405
LCM Loan Income Fund I Ltd.
6.574%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	2,364,330	2,366,138
LCM XXV Ltd.
6.382%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	225,081	225,184
LoanCore Issuer Ltd.
6.892%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	1,951,299	1,948,118
Long Beach Mortgage Loan Trust
5.209%, 1M TSFR + 0.354%, 08/25/36 (a)	823,128	328,320
M360 Ltd.
6.534%, 1M TSFR + 1.614%, 11/22/38 (144A) (a)	274,893	266,244
Madison Park Euro Funding IX DAC
4.565%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	775,546
Madison Park Funding XXXIX Ltd.
6.321%, 3M TSFR + 1.250%, 10/22/34 (144A) (a)	300,000	300,128
Man Euro CLO DAC
5.435%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (a)	7,100,000	7,940,499
Man GLG Euro CLO V DAC
4.171%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (a)	3,450,611	3,834,155
Marathon CLO XIII Ltd.
6.501%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	2,595,382	2,596,679
Marathon Static CLO Ltd.
6.432%, 3M TSFR + 1.150%, 07/20/30 (144A) (a)	2,316,022	2,316,849
MF1 LLC
7.115%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,784,758	1,785,957
MF1 Ltd.
6.209%, 1M TSFR + 1.194%, 10/16/36 (144A) (a)	552,467	549,723
Morgan Stanley ABS Capital I, Inc. Trust
5.944%, 1M TSFR + 1.089%, 07/25/34 (a)	40,270	41,570
6.019%, 1M TSFR + 1.164%, 06/25/35 (a)	1,232,000	1,127,371
Morgan Stanley IXIS Real Estate Capital Trust
5.019%, 1M TSFR + 0.164%, 11/25/36 (a)	506	164
Mountain View CLO LLC
6.638%, 3M TSFR + 1.352%, 10/16/29 (144A) (a)	169,472	169,440
Northwoods Capital XII-B Ltd.
6.137%, 3M TSFR + 1.190%, 06/15/31 (144A) (a)	700,000	699,979
Oak Hill European Credit Partners VII DAC
4.428%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	1,735,671	1,927,947
Oaktree CLO Ltd.
6.654%, 3M TSFR + 1.372%, 04/22/30 (144A) (a)	583,300	583,300
BHFTI-248

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ocean Trails CLO 8
6.440%, 3M TSFR + 1.290%, 07/15/34 (144A) (a)	1,300,000	$1,300,659
Octagon Investment Partners 18-R Ltd.
6.508%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	756,515	757,243
Octagon Investment Partners XXI Ltd.
6.378%, 3M TSFR + 1.262%, 02/14/31 (144A) (a)	916,219	917,321
OSD CLO Ltd.
6.417%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	1,329,503	1,330,387
OZLM IX Ltd.
6.482%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	454,434	455,011
OZLM VIII Ltd.
6.527%, 3M TSFR + 1.242%, 10/17/29 (144A) (a)	654,702	654,743
OZLM XXIV Ltd.
6.704%, 3M TSFR + 1.422%, 07/20/32 (144A) (a)	300,000	299,925
Palmer Square European Loan Funding DAC
4.792%, 3M EURIBOR + 1.250%, 08/15/33 (144A) (EUR) (a)	1,239,425	1,382,251
Palmer Square Loan Funding Ltd.
6.344%, 3M TSFR + 1.062%, 07/20/29 (144A) (a)	663,383	663,979
6.363%, 3M TSFR + 1.062%, 10/15/29 (144A) (a)	1,004,929	1,005,466
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.704%, 1M TSFR + 0.849%, 09/25/35 (a)	75,153	73,164
6.019%, 1M TSFR + 1.164%, 10/25/34 (a)	1,438,885	1,419,665
Providus CLO IV DAC
4.508%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (a)	2,900,000	3,211,002
Regatta XVI Funding Ltd.
6.311%, 3M TSFR + 1.200%, 01/15/33 (144A) (a)	300,000	300,051
Rockford Tower Europe CLO DAC
5.075%, 3M EURIBOR + 1.370%, 04/24/37 (144A) (EUR) (a)	1,500,000	1,670,051
Romark CLO Ltd.
6.575%, 3M TSFR + 1.292%, 10/23/30 (144A) (a)	626,684	627,286
Saranac CLO VI Ltd.
6.333%, 3M TSFR + 1.402%, 08/13/31 (144A) (a)	988,791	990,170
Saxon Asset Securities Trust
5.279%, 1M TSFR + 0.424%, 09/25/37 (a)	413,394	394,619
Securitized Asset-Backed Receivables LLC Trust
5.269%, 1M TSFR + 0.414%, 07/25/36 (a)	268,697	106,596
5.289%, 1M TSFR + 0.434%, 07/25/36 (a)	2,988,093	1,055,114
Segovia European CLO DAC
4.568%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	297,245	330,081
Sound Point CLO IX Ltd.
6.754%, 3M TSFR + 1.472%, 07/20/32 (144A) (a)	1,400,000	1,401,527
Soundview Home Loan Trust
5.089%, 1M TSFR + 0.234%, 11/25/36 (144A) (a)	38,978	10,868
St. Paul's CLO X DAC
4.488%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (a)	800,000	885,352
Structured Asset Securities Corp. Mortgage Loan Trust
6.815%, 1M TSFR + 1.614%, 04/25/35 (a)	32,361	32,141
TCW CLO Ltd.
6.516%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	392,401	392,695
THL Credit Wind River CLO Ltd.
6.643%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	1,746,534	1,748,211
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tikehau CLO IV DAC
4.585%, 3M EURIBOR + 0.900%, 10/15/31 (144A) (EUR) (a)	672,573	$747,927
Toro European CLO 5 DAC
4.425%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	694,484	773,016
Tralee CLO VII Ltd.
6.866%, 3M TSFR + 1.582%, 04/25/34 (144A) (a)	1,400,000	1,400,515
TRTX Issuer Ltd.
6.733%, 1M TSFR + 1.650%, 02/15/39 (144A) (a)	785,883	781,474
U.S. Small Business Administration
5.510%, 11/01/27	185,819	187,399
Venture 33 CLO Ltd.
6.623%, 3M TSFR + 1.322%, 07/15/31 (144A) (a)	267,098	267,173
Venture XXIV CLO Ltd.
6.444%, 3M TSFR + 1.162%, 10/20/28 (144A) (a)	61,606	61,619
Vibrant CLO XI Ltd.
6.664%, 3M TSFR + 1.382%, 07/20/32 (144A) (a)	900,000	900,425
VMC Finance LLC
7.241%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	268,757	268,754
Voya CLO Ltd.
6.543%, 3M TSFR + 1.242%, 06/07/30 (144A) (a)	86,409	86,477
Wind River CLO Ltd.
6.591%, 3M TSFR + 1.312%, 07/18/31 (144A) (a)	269,908	269,965
		130,570,536
Asset-Backed - Student Loan — 0.1%
SLM Student Loan Trust
6.171%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	1,707,984	1,682,496
Total Asset-Backed Securities (Cost $145,867,622)		148,003,525

Foreign Government—7.8%
Sovereign — 7.8%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (c)	8,858,112	6,943,510
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (c)	18,578,765	20,424,518
0.100%, 07/25/31 (144A) (EUR) (c)	1,920,784	2,052,894
0.100%, 07/25/38 (144A) (EUR) (c)	117,871	115,306
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (c)	2,312,699	2,460,350
1.400%, 05/26/25 (144A) (EUR) (c)	57,086,840	63,122,965
1.800%, 05/15/36 (144A) (EUR) (c)	915,732	1,023,791
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (c)	1,709,998,480	12,305,854
0.100%, 03/10/29 (JPY) (c)	2,482,974,440	17,928,199
Total Foreign Government (Cost $123,377,328)		126,377,387

BHFTI-249

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—1.5%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 1.5%
Banc of America Funding Trust
6.205%, 02/20/36 (a)	97,257	$92,445
Banc of America Mortgage Trust
5.612%, 06/25/35 (a)	23,358	20,432
5.993%, 09/25/35 (a)	20,058	17,893
Bear Stearns ALT-A Trust
5.240%, 09/25/35 (a)	396,519	237,507
5.289%, 1M TSFR + 0.434%, 02/25/34 (a)	40,761	38,373
Bear Stearns ARM Trust
4.863%, 03/25/35 (a)	88,601	80,896
Chase Mortgage Finance Trust
6.715%, 02/25/37 (a)	14,449	14,067
CHL Mortgage Pass-Through Trust
5.549%, 1M TSFR + 0.694%, 04/25/35 (a)	217,940	204,396
6.000%, 03/25/37	769,747	346,147
Citigroup Mortgage Loan Trust, Inc.
4.713%, 03/25/37 (a)	1,088,728	919,260
7.373%, 08/25/35 (a)	376	375
7.410%, 1Y H15 + 2.400%, 05/25/35 (a)	1,878	1,867
Countrywide Alternative Loan Trust
5.000%, 07/25/35	118,119	65,730
5.209%, 1M TSFR + 0.354%, 06/25/36 (a)	983,132	876,128
5.255%, 1M TSFR + 0.294%, 02/20/47 (a)	365,798	291,637
5.329%, 1M TSFR + 0.474%, 05/25/47 (a)	104,472	98,688
5.500%, 06/25/25	337,788	275,705
5.529%, 1M TSFR + 0.674%, 12/25/35 (a)	14,266	12,878
6.000%, 03/25/37	3,074,070	1,128,052
6.000%, 04/25/37	477,878	407,688
CSMC Trust
3.287%, 11/30/37 (144A) (a)	2,168,555	1,948,016
5.119%, 1M TSFR + 0.264%, 09/29/36 (144A) (a)	304,320	297,054
5.401%, 10/26/36 (144A) (a)	35,883	31,597
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
5.069%, 1M TSFR + 0.214%, 10/25/36 (a)	8,033	6,438
6.369%, 10/25/36 (h)	140,567	121,867
6.386%, 10/25/36 (h)	140,567	121,865
Eurosail-U.K. PLC
6.049%, SONIA + 1.069%, 06/13/45 (GBP) (a)	517,856	689,344
First Horizon Alternative Mortgage Securities Trust
6.774%, 06/25/34 (a)	42,989	42,600
GreenPoint Mortgage Funding Trust
5.329%, 1M TSFR + 0.474%, 09/25/46 (a)	260,040	236,195
5.509%, 1M TSFR + 0.654%, 11/25/45 (a)	48,646	44,409
GreenPoint MTA Trust
5.409%, 1M TSFR + 0.554%, 06/25/45 (a)	62,728	55,087
GSR Mortgage Loan Trust
4.502%, 05/25/35 (a)	114,448	94,490
4.771%, 11/25/35 (a)	102,390	84,392
5.202%, 09/25/35 (a)	39,989	38,225
5.905%, 12/25/34 (a)	142,200	134,878
6.578%, 01/25/35 (a)	24,395	22,942
HarborView Mortgage Loan Trust
5.459%, 1M TSFR + 0.494%, 09/19/37 (a)	14,505	12,362
5.519%, 1M TSFR + 0.554%, 05/19/35 (a)	24,185	23,078
5.639%, 1M TSFR + 0.674%, 02/19/36 (a)	72,188	33,500
5.975%, 1M TSFR + 1.014%, 06/20/35 (a)	129,543	117,907
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDA Mortgage Loan Trust
5.329%, 11/25/35 (a)	23,736	$24,441
JP Morgan Mortgage Trust
4.231%, 07/27/37 (144A) (a)	212,300	195,130
5.547%, 07/25/35 (a)	33,370	31,875
5.566%, 08/25/35 (a)	54,494	47,840
5.710%, 09/25/35 (a)	7,544	6,982
5.738%, 02/25/35 (a)	40,381	38,043
6.842%, 07/25/35 (a)	16,471	16,434
6.961%, 08/25/35 (a)	47,444	44,994
Lehman XS Trust
5.509%, 1M TSFR + 0.654%, 12/25/35 (a)	56,740	51,823
7.269%, 1M TSFR + 2.414%, 12/25/37 (a)	1,898,433	1,806,471
MASTR Adjustable Rate Mortgages Trust
5.279%, 12/25/33 (a)	13,967	12,836
6.435%, 11/21/34 (a)	28,449	27,062
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911%, 1M TSFR + 0.814%, 11/15/31 (a)	27,497	26,330
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651%, 1M TSFR + 0.554%, 12/15/30 (a)	4,029	3,880
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (a)	373,146	360,336
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (a)	3,301,088	3,174,201
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
6.019%, 1M TSFR + 1.164%, 04/25/35 (a)	1,993,206	1,987,868
RALI Trust
5.269%, 1M TSFR + 0.414%, 08/25/35 (a)	42,116	31,813
6.036%, 10/25/37 (a)	578,178	490,937
6.483%, 12M MTA + 1.360%, 09/25/45 (a)	38,993	33,158
Reperforming Loan Trust REMICS
5.309%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	21,222	20,030
Residential Asset Securitization Trust
6.500%, 09/25/36	269,627	95,455
Sequoia Mortgage Trust
5.475%, 1M TSFR + 0.514%, 07/20/36 (a)	158,895	138,690
Sequoia Mortgage Trust 5
5.779%, 1M TSFR + 0.814%, 10/19/26 (a)	8,693	8,490
Structured Adjustable Rate Mortgage Loan Trust
6.523%, 12M MTA + 1.400%, 01/25/35 (a)	37,912	34,404
7.251%, 02/25/34 (a)	19,054	18,367
Structured Asset Mortgage Investments II Trust
5.349%, 1M TSFR + 0.494%, 06/25/36 (a)	12,398	12,073
5.389%, 1M TSFR + 0.534%, 05/25/36 (a)	12,126	8,114
5.579%, 1M TSFR + 0.614%, 07/19/35 (a)	41,533	38,805
5.739%, 1M TSFR + 0.774%, 10/19/34 (a)	16,836	16,011
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (h)	132,744	50,231
Towd Point Mortgage Trust
5.969%, 1M TSFR + 1.114%, 10/25/59 (144A) (a)	566,163	577,314
Wachovia Mortgage Loan Trust LLC
1.784%, 1M TSFR + 0.574%, 01/25/37 (a)	1,461,820	551,448
WaMu Mortgage Pass-Through Certificates Trust
3.982%, 11/25/36 (a)	3,138,822	2,736,220
BHFTI-250

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
4.390%, 12M MTA + 0.810%, 12/25/46 (a)	25,875	$22,165
4.850%, 12/25/35 (a)	26,256	23,996
5.893%, 12M MTA + 0.770%, 05/25/47 (a)	145,688	121,540
6.123%, 12M MTA + 1.000%, 02/25/46 (a)	49,632	45,740
6.123%, 12M MTA + 1.000%, 08/25/46 (a)	1,410,179	1,285,809
6.171%, 12M MTA + 1.048%, 07/25/46 (a)	240,361	212,994
6.323%, 12M MTA + 1.200%, 11/25/42 (a)	3,991	3,783
6.623%, 12M MTA + 1.500%, 11/25/46 (a)	87,588	77,031
Wells Fargo Mortgage-Backed Securities Trust
6.169%, 04/25/36 (a)	28,452	27,786
		23,825,360
Commercial Mortgage-Backed Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
6.594%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	571,717	529,599
Total Mortgage-Backed Securities (Cost $26,500,662)		24,354,959

Corporate Bonds & Notes—0.5%
Banks — 0.3%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (a)	1,570,000	1,593,115
Lloyds Banking Group PLC
4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	1,000,582
Nykredit Realkredit AS
1.000%, 10/01/53 (DKK)	9,530	1,079
1.500%, 10/01/52 (DKK)	10,236,294	1,271,167
1.500%, 10/01/53 (DKK)	498,182	53,352
2.500%, 10/01/47 (DKK)	5,057	717
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	105,305
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	107,518
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	119,704
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	138,433
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	127,424
		4,518,396
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	114,000	106,454
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	52,679	6,526
1.000%, 10/01/50 (DKK)	6,551,438	783,983
1.500%, 10/01/53 (DKK)	1,734,845	208,344
2.000%, 10/01/53 (DKK)	7,268,861	848,674
2.500%, 10/01/47 (DKK)	470	470
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,789	279,941
2.000%, 10/01/53 (DKK)	4,299,311	503,679
2.000%, 10/01/53 (144A) (DKK)	699,294	88,530
2.500%, 10/01/47 (DKK)	865	123
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	4,153,736	516,438
Security Description	Principal Amount*/ Shares	Value

Diversified Financial Services—(Continued)
Realkredit Danmark AS
2.000%, 10/01/53 (DKK)	564,342	$66,205
2.500%, 04/01/47 (DKK)	8,083	1,146
		3,410,513
Electric — 0.0%
Eversource Energy
2.900%, 10/01/24	100,000	100,000
Software — 0.0%
VMware LLC
3.900%, 08/21/27	300,000	296,897
Total Corporate Bonds & Notes (Cost $9,573,246)		8,325,806

Convertible Preferred Stocks—0.1%
Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,153,980

Short-Term Investments—53.5%
Repurchase Agreements—53.5%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/02/24, with a maturity value of $866,219,089; collateralized by U.S. Treasury Bonds at 4.625%, maturity dates ranging from 05/15/44 - 05/15/54, and an aggregate market value of $870,256,876	866,100,000	866,100,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $373,905; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $381,464	373,866	373,866
Total Short-Term Investments (Cost $866,473,866)		866,473,866
Total Investments—170.6% (Cost $2,906,134,469)		2,761,018,019
Other assets and liabilities (net)—(70.6)%		(1,142,408,664)
Net Assets—100.0%		$1,618,609,355

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(c)	Principal amount of security is adjusted for inflation.
BHFTI-251

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
(d)	All or a portion of this security has been transferred in a secured–borrowing transaction.
(e)
All or a portion of the security was pledged as collateral against open OTC option contracts and forward foreign currency exchange contracts. As of September 30, 2024, the market value of securities pledged was $1,535,038.

(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $9,450,014.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of
September 30, 2024, the market value of securities pledged was $8,198,494.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$212,777,704, which is 13.1% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(14,199,063)	$(14,162,113)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	256,000	BBP	10/02/24	USD	176,154	$832
AUD	77,000	BBP	10/02/24	USD	52,382	852
CAD	9,116,542	BNP	10/02/24	USD	6,763,797	(22,896)
DKK	11,301,698	BNP	10/02/24	USD	1,690,017	(2,327)
DKK	2,247,175	CBNA	10/02/24	USD	336,490	(918)
DKK	8,564,595	JPMC	10/02/24	USD	1,285,067	(6,111)
DKK	4,964,963	JPMC	10/02/24	USD	742,875	(1,454)
EUR	125,677,196	BNP	10/02/24	USD	140,420,652	(523,155)
EUR	2,566,000	JPMC	10/02/24	USD	2,843,310	13,031
JPY	297,300,000	JPMC	10/02/24	USD	2,076,125	(7,592)
JPY	4,325,529,272	UBSA	10/02/24	USD	30,206,210	(110,337)
NZD	816,418	BBP	11/04/24	USD	515,863	2,868
NZD	816,418	BNP	10/02/24	USD	511,002	7,669

Contracts to Deliver
AUD	333,000	BBP	10/02/24	USD	224,492	(5,728)
AUD	256,000	BBP	11/04/24	USD	176,242	(835)
BRL	5,193,383	CBNA	11/04/24	USD	924,912	(24,900)
CAD	9,109,159	BNP	11/04/24	USD	6,763,797	23,001
CAD	9,124,362	GSBU	10/02/24	USD	6,763,758	17,074
DKK	285,722	BBP	11/04/24	USD	42,983	242
DKK	11,282,240	BNP	11/04/24	USD	1,690,017	2,310
DKK	2,243,303	CBNA	11/04/24	USD	336,490	915
DKK	13,720,000	JPMC	10/02/24	USD	2,038,369	(10,448)
DKK	13,645,090	JPMC	10/02/24	USD	2,039,776	2,146
DKK	4,956,403	JPMC	11/04/24	USD	742,875	1,448
DKK	8,549,713	JPMC	11/04/24	USD	1,285,067	6,118
EUR	125,677,196	BNP	11/04/24	USD	140,610,852	520,943
EUR	126,052,196	GSBU	10/02/24	USD	140,357,835	42,907
EUR	2,191,000	JPMC	10/02/24	USD	2,446,784	7,873
GBP	310,000	BBP	10/02/24	USD	408,966	(5,489)
GBP	155,000	JPMC	10/02/24	USD	203,628	(3,599)
GBP	257,000	JPMC	10/02/24	USD	341,173	(2,423)
GBP	722,000	UBSA	11/04/24	USD	967,651	2,388
JPY	4,698,958,721	BNP	10/02/24	USD	32,634,264	(59,830)
JPY	4,305,617,338	UBSA	11/05/24	USD	30,206,210	109,994
KRW	115,567,717	BBP	10/23/24	USD	86,541	(1,941)
BHFTI-252

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	17,623,091	DBAG	10/23/24	USD	13,270	$(223)
MXN	7,089,888	DBAG	02/13/25	USD	350,438	(2,342)
NZD	816,418	BBP	10/02/24	USD	515,813	(2,858)
TWD	191,987	BNP	11/18/24	USD	5,988	(103)
TWD	188,145	BNP	11/18/24	USD	5,929	(40)
TWD	179,014	CBNA	11/18/24	USD	5,556	(123)
TWD	196,842	CBNA	11/18/24	USD	6,149	(96)
TWD	196,065	CBNA	11/18/24	USD	6,128	(92)
TWD	194,519	CBNA	11/18/24	USD	6,097	(74)
TWD	193,326	CBNA	11/18/24	USD	6,068	(65)
TWD	191,998	CBNA	11/18/24	USD	6,039	(52)
TWD	192,317	CBNA	11/18/24	USD	6,099	(2)
TWD	191,570	CBNA	11/18/24	USD	6,099	21
TWD	167,024	JPMC	11/18/24	USD	5,140	(159)
Net Unrealized Depreciation						$(33,580)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	09/14/26	585	EUR	143,442,000	$300,449
Australian 10 Year Treasury Bond Futures	12/16/24	280	AUD	32,590,956	(153,795)
Euro-BTP Futures	12/06/24	160	EUR	19,435,200	465,762
Japanese Government 10 Year Bond Futures	12/13/24	2	JPY	289,300,000	4,448
U.S. Treasury Note 10 Year Futures	12/19/24	66	USD	7,542,563	(608)
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	1,036	USD	122,555,562	129,602
U.S. Treasury Ultra Long Bond Futures	12/19/24	241	USD	32,075,594	(79,276)

Futures Contracts—Short
3 Month EURIBOR	09/15/25	(585)	EUR	(143,551,688)	(565,762)
Euro-Bobl Futures	12/06/24	(2)	EUR	(240,100)	(2,885)
Euro-Bund Futures	12/06/24	(44)	EUR	(5,936,480)	(98,058)
Euro-Buxl 30 Year Bond Futures	12/06/24	(25)	EUR	(3,407,000)	(36,471)
Euro-OAT Futures	12/06/24	(347)	EUR	(44,013,480)	(258,994)
Euro-Schatz Futures	12/06/24	(757)	EUR	(81,131,475)	(393,924)
Euro-Short BTP Futures	12/06/24	(296)	EUR	(31,870,320)	(269,702)
U.S. Treasury Long Bond Futures	12/19/24	(1,459)	USD	(181,189,563)	812,722
U.S. Treasury Note 2 Year Futures	12/31/24	(738)	USD	(153,682,735)	(425,031)
U.S. Treasury Note 5 Year Futures	12/31/24	(2,201)	USD	(241,852,071)	(246,480)
Net Unrealized Depreciation					$(818,003)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.800%	6M EURIBOR	Receive	09/01/25	GSI	(25,800,000)	EUR	(25,800,000)	$(325,147)	$(486,668)	$(161,521)
Call - OTC - 2 Yr. IRS	2.900%	6M EURIBOR	Receive	08/29/25	GSBU	(11,900,000)	EUR	(11,900,000)	(154,666)	(246,391)	(91,725)
Call - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Receive	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(417,929)	(188,278)
Call - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Receive	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(582,534)	(318,516)
Call - OTC - 2 Yr. IRS	3.250%	3M SOFR	Receive	10/07/24	JPMC	(39,500,000)	USD	(39,500,000)	(69,125)	(7,475)	61,650
Call - OTC - 2 Yr. IRS	3.250%	3M SOFR	Receive	10/07/24	MSCS	(3,100,000)	USD	(3,100,000)	(5,456)	(587)	4,869
BHFTI-253

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Written Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 2 Yr. IRS	2.800%	6M EURIBOR	Pay	09/01/25	GSI	(25,800,000)	EUR	(25,800,000)	$(325,147)	$(36,773)	$288,374
Put - OTC - 2 Yr. IRS	2.900%	6M EURIBOR	Pay	08/29/25	GSBU	(11,900,000)	EUR	(11,900,000)	(154,666)	(13,634)	141,032
Put - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Pay	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(27,473)	202,178
Put - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Pay	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(20,057)	243,961
Totals									$(2,021,545)	$(1,839,521)	$182,024

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Schatz Futures	EUR	107.300	10/25/24	(411)	EUR	(411,000)	$(65,004)	$(59,476)	$5,528

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(122,704)	$259,541
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,908,769)	$(17,106)	$(3,891,663)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,206,272)	—	(1,206,272)
Pay	12M CPURNSA	Maturity	1.980%	Maturity	09/19/25	USD	13,200,000	(6,451)	—	(6,451)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,861,691)	3,600	(2,865,291)
Pay	12M CPURNSA	Maturity	2.033%	Maturity	09/23/25	USD	8,100,000	221	—	221
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,268,169)	28,401	(1,296,570)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(589,883)	(1,137)	(588,746)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(118,719)	—	(118,719)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(23,089)	2,830	(25,919)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	11,340,000	(2,231,035)	(92,276)	(2,138,759)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(9,334)	—	(9,334)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	311	121	190
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	10,657	512	10,145
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	23,872	717	23,155
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	38,656	(36,516)	75,172
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	223,257	—	223,257
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	160,680	—	160,680
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	467,858	20,720	447,138
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	266,227	14,422	251,805
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	139,877	5,914	133,963
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	36,700,000	(708,539)	(258,862)	(449,677)
Pay	12M UKRPI	Maturity	3.466%	Maturity	09/15/34	GBP	3,000,000	(5,794)	—	(5,794)
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	15,372	40,810	(25,438)
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(3,078,020)	—	(3,078,020)
Pay	3M SONIA	Annually	4.250%	Annually	09/18/26	GBP	65,700,000	552,261	776,826	(224,565)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(326,726)	—	(326,726)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(153,925)	—	(153,925)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(130,679)	—	(130,679)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(245,705)	—	(245,705)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(107,538)	—	(107,538)
Pay	6M EURIBOR	Annually	2.500%	Annually	03/19/35	EUR	152,325,000	2,448,086	1,296,187	1,151,899
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	974,514	—	974,514
BHFTI-254

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	$1,449,170	$—	$1,449,170
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,832,248	—	1,832,248
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,332,557	9,783	2,322,774
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,107,500	—	1,107,500
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,335,530	—	1,335,530
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	123,929	—	123,929
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	137,324	—	137,324
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	581,157	—	581,157
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	902,382	—	902,382
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	355,819	—	355,819
Receive	12M ESTR	Annually	3.475%	Annually	02/26/25	EUR	313,300,000	(496,252)	27,437	(523,689)
Receive	12M HICP	Maturity	2.034%	Maturity	09/15/34	EUR	6,700,000	(69,526)	(19,089)	(50,437)
Receive	12M HICP	Maturity	2.049%	Maturity	08/15/34	EUR	9,900,000	(120,481)	(3,756)	(116,725)
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	4,620,000	(11,982)	14,739	(26,721)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	22,067	1,000	21,067
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	4,617	—	4,617
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	2,227,728	500,023	1,727,705
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	(352,649)	255,998	(608,647)
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	(355,058)	202,779	(557,837)
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	150,171	4,788	145,383
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	3,226	(13,182)	16,408
Receive	3M SOFR	Semi-Annually	2.237%	Semi-Annually	11/21/53	USD	13,560,000	3,443,954	—	3,443,954
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	3,237,872	—	3,237,872
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	3,374,900	—	3,374,900
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	5,878,175	—	5,878,175
Receive	6M EURIBOR	Annually	2.250%	Annually	03/19/55	EUR	41,774,000	70,295	197,772	(127,477)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	30,217	(1,692)	31,909
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	44,148	(4,290)	48,438
Totals								$15,580,549	$2,957,473	$12,623,076
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	50,000,000	$14,521	$—	$14,521
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	20,000,000	55,724	—	55,724
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	25,000,000	67,984	—	67,984
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	50,000,000	(39,671)	—	(39,671)
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	40,000,000	82,869	—	82,869
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	60,000,000	147,473	—	147,473
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	20,000,000	50,877	—	50,877
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	25,000,000	76,138	—	76,138
Pay	5.315%	Maturity	10/10/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	30,000,000	(33,211)	—	(33,211)
Totals								$422,704	$—	$422,704
BHFTI-255

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
OTC Total Return Swap Contracts — (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	10/04/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	25,000,000	$129,193	$—	$129,193
Pay	12M SOFR	Annually	10/04/24	MSCS	U.S. Treasury Inflation Indexed Notes	USD	35,000,000	294,686	—	294,686
Totals								$423,879	$—	$423,879

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amounts of $1,441,000 and $1,361,000 has been received at the custodian bank and held as collateral for OTC swap contracts and for TBA securities, respectively.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,586,328,496	$—	$1,586,328,496
Total Asset-Backed Securities*	—	148,003,525	—	148,003,525
Total Foreign Government*	—	126,377,387	—	126,377,387
Total Mortgage-Backed Securities*	—	24,354,959	—	24,354,959
Total Corporate Bonds & Notes*	—	8,325,806	—	8,325,806
Total Convertible Preferred Stocks*	1,153,980	—	—	1,153,980
Total Short-Term Investments*	—	866,473,866	—	866,473,866
Total Investments	$1,153,980	$2,759,864,039	$—	$2,761,018,019
TBA Forward Sales Commitments (Liability)	$—	$(14,162,113)	$—	$(14,162,113)
Secured Borrowings (Liability)	$—	$(1,329,005,022)	$—	$(1,329,005,022)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$762,632	$—	$762,632
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(796,212)	—	(796,212)
Total Forward Contracts	$—	$(33,580)	$—	$(33,580)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,712,983	$—	$—	$1,712,983
Futures Contracts (Unrealized Depreciation)	(2,530,986)	—	—	(2,530,986)
Total Futures Contracts	$(818,003)	$—	$—	$(818,003)
Written Options
Inflation Capped Option at Value	$—	$(122,704)	$—	$(122,704)
Interest Rate Swaptions at Value	—	(1,839,521)	—	(1,839,521)
Options on Exchange-Traded Futures Contracts at Value	(59,476)	—	—	(59,476)
Total Written Options	$(59,476)	$(1,962,225)	$—	$(2,021,701)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$31,530,400	$—	$31,530,400
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(18,907,324)	—	(18,907,324)
Total Centrally Cleared Swap Contracts	$—	$12,623,076	$—	$12,623,076
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$919,465	$—	$919,465
OTC Swap Contracts at Value (Liabilities)	—	(72,882)	—	(72,882)
Total OTC Swap Contracts	$—	$846,583	$—	$846,583

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-256

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—73.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 55.2%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	6,563,329	$6,325,619
3.500%, 12/01/26	7,989	7,925
3.500%, 05/01/32	64,790	63,994
3.500%, 07/01/33	182,762	180,092
3.500%, 08/01/33	4,820	4,749
3.500%, 09/01/33	202,712	199,713
3.500%, 11/01/33	436,447	430,907
3.500%, 01/01/34	47,168	46,619
3.500%, 02/01/34	74,834	74,330
3.500%, 04/01/34	797,685	785,936
3.500%, 05/01/34	310,845	306,267
3.500%, 10/01/34	63,745	62,806
3.500%, 11/01/34	28,213	27,797
3.500%, 03/01/35	106,999	105,224
4.000%, 06/01/30	13,762	13,708
4.000%, 09/01/30	78,095	77,870
4.000%, 10/01/30	4,211	4,199
4.000%, 11/01/33	97,284	96,867
4.000%, 12/01/40	135,233	133,860
4.000%, 10/01/52	2,385,790	2,296,971
4.500%, 04/01/34	5,221	5,267
4.500%, 06/01/35	16,503	16,652
4.500%, 04/01/41	38,777	39,263
5.000%, 10/01/52	358,282	362,344
5.000%, 05/01/53	6,276,368	6,276,906
5.000%, 06/01/53	7,754,663	7,879,138
5.000%, 09/01/53	746,938	755,704
5.000%, 08/01/54	297,384	297,195
5.500%, 01/01/33	341	355
5.500%, 05/01/33	470	482
5.500%, 08/01/33	444	455
5.500%, 10/01/33	1,245	1,288
5.500%, 01/01/34	770	795
5.500%, 09/01/34	11,246	11,609
5.500%, 01/01/35	8,496	8,777
5.500%, 07/01/35	505	522
5.500%, 10/01/35	7,905	8,187
5.500%, 11/01/35	22,223	22,663
5.500%, 12/01/35	12,808	13,285
5.500%, 01/01/36	10,670	11,068
5.500%, 04/01/36	5,613	5,822
5.500%, 06/01/36	436,516	451,876
5.500%, 07/01/36	9,084	9,423
5.500%, 08/01/36	11,231	11,555
5.500%, 10/01/36	1,492	1,541
5.500%, 12/01/36	64,879	67,233
5.500%, 02/01/37	6,045	6,267
5.500%, 03/01/37	4,416	4,567
5.500%, 04/01/37	23,019	23,807
5.500%, 06/01/37	29,843	30,803
5.500%, 07/01/37	53,427	55,145
5.500%, 08/01/37	19,691	20,345
5.500%, 09/01/37	3,733	3,853
5.500%, 10/01/37	3,045	3,139
5.500%, 11/01/37	65,413	67,518
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 12/01/37	4,325	$4,469
5.500%, 01/01/38	22,130	22,813
5.500%, 02/01/38	56,432	58,170
5.500%, 03/01/38	27,051	27,867
5.500%, 04/01/38	42,624	44,034
5.500%, 05/01/38	33,376	34,265
5.500%, 06/01/38	89,908	92,612
5.500%, 07/01/38	112,085	115,538
5.500%, 08/01/38	294,046	303,410
5.500%, 09/01/38	77,335	79,661
5.500%, 10/01/38	2,278,670	2,347,586
5.500%, 11/01/38	1,034,139	1,065,447
5.500%, 12/01/38	4,750	4,909
5.500%, 01/01/39	196,589	202,663
5.500%, 02/01/39	47,498	48,922
5.500%, 03/01/39	20,837	21,474
5.500%, 06/01/39	727,733	749,673
5.500%, 09/01/39	16,103	16,585
5.500%, 02/01/40	23,696	24,406
5.500%, 03/01/40	3,507	3,612
5.500%, 05/01/40	747	769
5.500%, 08/01/40	24,020	24,740
5.500%, 02/01/54	34,691	35,095
5.500%, 03/01/54	2,253,326	2,279,569
5.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,482	4,539
6.000%, 10/01/53	11,173,592	11,457,533
6.000%, 11/01/53	1,000,916	1,025,227
6.000%, 12/01/53	19,806,527	20,246,834
6.000%, 01/01/54	3,231,002	3,302,816
6.000%, 02/01/54	3,999,603	4,087,749
6.000%, 07/01/54	23,100,019	23,609,134
6.000%, 08/01/54	3,999,603	4,087,754
6.000%, 10/25/54	6,000,000	5,996,250
6.032%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	5,251	5,323
6.043%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	3,137	3,199
6.054%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	8,962	9,206
6.150%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	4,375	4,436
6.216%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	9,078	9,353
6.238%, 1Y H15 + 2.108%, 02/01/35 (a)	14,130	14,604
6.250%, 1Y RFUCCT + 1.891%, 11/01/34 (a)	7,088	7,201
6.269%, 1Y H15 + 2.179%, 09/01/35 (a)	31,775	32,498
6.375%, 1Y H15 + 2.250%, 11/01/34 (a)	15,531	16,101
6.386%, 1Y H15 + 2.250%, 01/01/35 (a)	27,870	28,914
6.425%, 1Y H15 + 2.107%, 10/01/34 (a)	9,235	9,551
6.482%, 1Y H15 + 2.250%, 02/01/35 (a)	12,646	13,125
6.668%, 1Y H15 + 2.250%, 11/01/31 (a)	3,934	4,014
6.737%, 1Y H15 + 2.250%, 08/01/35 (a)	55,091	57,208
6.828%, 1Y H15 + 2.250%, 06/01/35 (a)	131,798	136,863
6.914%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	38,887	39,950
7.001%, 1Y H15 + 2.436%, 01/01/29 (a)	26,569	26,664
7.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	25,974	26,306
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	7,437,896	7,066,913
5.647%, SOFR30A + 0.304%, 10/15/43 (a)	3,544,490	3,458,826
5.707%, SOFR30A + 0.364%, 07/15/34 (a)	2,428	2,415
BHFTI-257

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.323%, 12M MTA + 1.200%, 10/25/44 (a)	267,820	$242,430
6.323%, 12M MTA + 1.200%, 02/25/45 (a)	24,019	22,918
6.523%, 12M MTA + 1.400%, 07/25/44 (a)	1,229,726	1,174,118
Federal National Mortgage Association
3.000%, 09/01/28	103,065	101,053
3.000%, 06/01/30	3,073,255	3,005,015
3.000%, 08/01/49	2,144,384	1,928,221
3.500%, 10/01/24	72	71
3.500%, 11/01/24	182	181
3.500%, 02/01/25	11,337	11,274
3.500%, 04/01/25	1,812	1,797
3.500%, 10/01/26	17,814	17,634
3.500%, 12/01/26	52,445	51,819
3.500%, 04/01/27	15,237	15,042
3.500%, 12/01/28	127,979	125,889
3.500%, 03/01/29	94,934	93,844
3.500%, 07/01/29	19,639	19,338
3.500%, 12/01/31	33,747	33,171
3.500%, 05/01/32	136,351	134,677
3.500%, 06/01/32	233,542	230,654
3.500%, 05/01/33	122,936	120,889
3.500%, 06/01/33	161,083	158,749
3.500%, 08/01/33	100,807	99,325
3.500%, 09/01/33	467,664	462,169
3.500%, 10/01/33	240,371	237,080
3.500%, 05/01/34	4,409,206	4,344,281
3.500%, 07/01/34	212,800	209,665
3.500%, 09/01/34	505,550	498,255
3.500%, 02/01/35	29,512	29,042
3.500%, 03/01/35	64,257	63,315
3.500%, 05/01/35	2,134,676	2,100,479
3.500%, 04/01/40	334,539	325,636
3.500%, 05/01/40	3,713,152	3,614,333
4.000%, 02/01/25	3,261	3,249
4.000%, 06/01/25	2,301	2,288
4.000%, 08/01/25	1,829	1,816
4.000%, 02/01/26	5,384	5,344
4.000%, 03/01/26	1,199	1,191
4.000%, 06/01/26	2,221	2,208
4.000%, 04/01/29	7,737	7,690
4.000%, 05/01/29	22,102	21,967
4.000%, 03/01/30	15,102	15,019
4.000%, 05/01/30	24,207	24,088
4.000%, 08/01/30	20,611	20,533
4.000%, 09/01/30	18,303	18,235
4.000%, 10/01/30	623	621
4.000%, 11/01/30	73,654	73,350
4.000%, 12/01/30	10,458	10,413
4.000%, 06/01/31	1,320	1,312
4.000%, 09/01/31	37,894	37,725
4.000%, 11/01/33	28,993	28,975
4.000%, 05/01/34	43,748	42,673
4.000%, 05/01/35	16,926	16,782
4.000%, 01/01/41	23,258	22,997
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 12/01/43	142,469	$140,164
4.000%, 06/01/52	423,626	411,939
4.000%, 10/01/52	1,529,909	1,486,880
4.500%, 10/01/24	36	36
4.500%, 11/01/24	47	47
4.500%, 01/01/25	24	24
4.500%, 02/01/25	2,055	2,060
4.500%, 03/01/25	2,729	2,736
4.500%, 04/01/25	3,021	3,029
4.500%, 05/01/25	5,146	5,159
4.500%, 06/01/25	553	555
4.500%, 07/01/25	89,744	89,970
4.500%, 08/01/25	934	936
4.500%, 09/01/25	2,193	2,198
4.500%, 11/01/25	4,728	4,740
4.500%, 04/01/26	456	458
4.500%, 01/01/27	224	224
4.500%, 04/01/31	6,885	6,943
4.500%, 04/01/39	10,930	11,055
4.500%, 05/01/39	21,529	21,775
4.500%, 12/01/39	3,824	3,868
4.500%, 05/01/40	7,930	8,020
4.500%, 09/01/40	8,735	8,835
4.500%, 12/01/40	29,653	29,992
4.500%, 07/01/41	5,766	5,747
4.500%, 09/01/41	147,347	147,259
4.500%, 03/01/42	18,944	19,020
4.500%, 07/01/42	88,406	87,708
4.500%, 05/01/53	4,971,470	4,893,687
5.000%, 04/01/33	18,244	18,232
5.000%, 07/01/33	28,871	29,394
5.000%, 08/01/33	532	540
5.000%, 09/01/33	500	512
5.000%, 10/01/33	4,913	5,039
5.000%, 11/01/33	122	125
5.000%, 01/01/34	11,761	11,797
5.000%, 04/01/34	33,167	33,678
5.000%, 06/01/34	577	588
5.000%, 12/01/34	11,453	11,742
5.000%, 01/01/35	14,009	14,368
5.000%, 04/01/35	14	14
5.000%, 07/01/35	16,278	16,267
5.000%, 01/01/38	40,319	41,499
5.000%, 04/01/39	7,523	7,750
5.000%, 10/01/39	1,506	1,540
5.000%, 11/01/39	5,339	5,500
5.000%, 06/01/40	9,617	9,907
5.000%, 11/01/42	34,706	35,753
5.000%, 04/01/53	51,355,136	51,362,041
5.000%, 06/01/53	879,542	889,852
5.000%, 07/01/53	9,322,316	9,365,237
5.223%, ECOFC + 1.930%, 12/01/36 (a)	9,093	9,037
5.500%, 01/01/25	40	39
5.500%, 12/01/28	2,271	2,297
5.500%, 06/01/33	15,358	15,748
BHFTI-258

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 07/01/33	3,358	$3,462
5.500%, 09/01/33	69,187	71,378
5.500%, 11/01/33	82,371	85,451
5.500%, 12/01/33	377	387
5.500%, 04/01/34	638	658
5.500%, 07/01/34	4,473	4,613
5.500%, 08/01/34	74,113	76,613
5.500%, 09/01/34	1,181	1,218
5.500%, 11/01/34	87,672	90,405
5.500%, 12/01/34	214,150	221,176
5.500%, 01/01/35	77,587	80,101
5.500%, 02/01/35	98,986	102,309
5.500%, 03/01/35	193,858	200,608
5.500%, 04/01/35	23,582	24,465
5.500%, 05/01/35	34,794	35,997
5.500%, 06/01/35	59,351	61,460
5.500%, 08/01/35	45,597	47,177
5.500%, 09/01/35	552,183	571,896
5.500%, 10/01/35	55,974	57,997
5.500%, 12/01/35	297,087	307,793
5.500%, 01/01/36	76,541	79,307
5.500%, 03/01/36	63,653	65,952
5.500%, 05/01/36	528	548
5.500%, 07/01/36	281,476	290,949
5.500%, 09/01/36	33,501	34,561
5.500%, 11/01/36	18,800	19,468
5.500%, 12/01/36	1,132	1,161
5.500%, 02/01/37	380	394
5.500%, 05/01/37	7,290	7,516
5.500%, 08/01/37	255,144	264,362
5.500%, 01/01/38	2,395	2,466
5.500%, 02/01/38	74,932	77,297
5.500%, 03/01/38	345,097	355,803
5.500%, 05/01/38	537,810	553,711
5.500%, 06/01/38	19,786	20,359
5.500%, 09/01/38	17,281	17,780
5.500%, 10/01/38	175,742	182,092
5.500%, 11/01/38	47,579	48,978
5.500%, 01/01/39	14,026	14,461
5.500%, 07/01/39	5,364	5,491
5.500%, 11/01/39	614,182	631,879
5.500%, 02/01/40	125,288	128,903
5.500%, 06/01/40	47,789	49,039
5.500%, 09/01/40	86,567	89,327
5.500%, 07/01/41	1,011,426	1,040,567
5.500%, 02/01/49	57,873	59,384
5.500%, 07/01/53	1,005,623	1,017,569
5.500%, 08/01/53	3,105,241	3,141,403
5.500%, 09/01/53	467,463	473,005
5.500%, 10/01/53	504,971	510,769
5.500%, 02/01/54	2,298,523	2,325,291
5.511%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	231,711	232,531
5.585%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	55,345	55,459
5.600%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,678	1,684
5.848%, ECOFC + 1.731%, 09/01/34 (a)	2,264	2,241
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.896%, 1Y RFUCCT + 1.631%, 01/01/35 (a)	4,237	$4,276
5.905%, 1Y RFUCCT + 1.568%, 01/01/35 (a)	6,716	6,893
5.916%, 1Y RFUCCT + 1.540%, 01/01/35 (a)	11,882	12,220
5.917%, 1Y RFUCCT + 1.666%, 12/01/34 (a)	7,383	7,480
5.920%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	12,926	13,363
5.939%, 1Y RFUCCT + 1.564%, 01/01/35 (a)	10,361	10,617
5.945%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	5,687	5,862
6.000%, 12/01/28	5,632	5,754
6.000%, 01/01/29	3,244	3,353
6.000%, 02/01/29	15	16
6.000%, 04/01/29	541	558
6.000%, 06/01/29	646	668
6.000%, 11/01/32	29,166	30,066
6.000%, 12/01/32	32,656	33,600
6.000%, 03/01/33	4,250	4,440
6.000%, 05/01/33	4,273	4,467
6.000%, 07/01/33	4,403	4,596
6.000%, 01/01/34	299	312
6.000%, 09/01/34	3,064	3,130
6.000%, 11/01/34	2,404	2,487
6.000%, 04/01/35	200,203	208,545
6.000%, 05/01/35	4,574	4,789
6.000%, 06/01/35	349	361
6.000%, 07/01/35	11,978	12,359
6.000%, 09/01/35	1,917	2,014
6.000%, 11/01/35	109,144	112,909
6.000%, 12/01/35	7,660	7,944
6.000%, 04/01/36	1,046	1,086
6.000%, 05/01/36	22,378	23,462
6.000%, 06/01/36	1,110	1,152
6.000%, 07/01/36	3,643	3,751
6.000%, 08/01/36	462,286	487,116
6.000%, 09/01/36	58,300	61,114
6.000%, 10/01/36	3,450	3,584
6.000%, 11/01/36	8,440	8,821
6.000%, 12/01/36	4,248	4,392
6.000%, 01/01/37	53,424	55,780
6.000%, 02/01/37	125,014	131,729
6.000%, 04/01/37	30,300	31,648
6.000%, 05/01/37	16,673	17,300
6.000%, 07/01/37	7,553	7,959
6.000%, 08/01/37	8,099	8,532
6.000%, 11/01/37	13,798	14,507
6.000%, 02/01/38	124,564	131,186
6.000%, 03/01/38	2,687	2,805
6.000%, 08/01/38	3,468	3,618
6.000%, 09/01/38	256,662	270,114
6.000%, 10/01/38	20,169	21,221
6.000%, 01/01/39	20,354	21,452
6.000%, 04/01/39	128,645	135,342
6.000%, 07/01/39	25,656	26,954
6.000%, 08/01/39	118,159	122,860
6.000%, 05/01/49	969,467	1,009,949
6.000%, 11/01/53	11,428,095	11,712,001
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	73,964	74,371
BHFTI-259

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.060%, 1Y RFUCCT + 1.360%, 03/01/35 (a)	8,770	$8,843
6.060%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	144,251	147,022
6.062%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,895	3,945
6.143%, 1Y H15 + 2.095%, 10/01/35 (a)	40,663	41,762
6.231%, 1Y RFUCCT + 1.670%, 09/01/32 (a)	35,123	35,987
6.318%, 1Y H15 + 2.192%, 02/01/35 (a)	15,331	15,899
6.319%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,183	1,196
6.363%, 12M MTA + 1.200%, 08/01/41 (a)	34,284	34,229
6.363%, 12M MTA + 1.200%, 07/01/42 (a)	81,898	82,589
6.363%, 12M MTA + 1.200%, 08/01/42 (a)	89,086	89,783
6.363%, 12M MTA + 1.200%, 10/01/44 (a)	74,855	75,568
6.412%, 12M MTA + 1.250%, 09/01/41 (a)	205,042	206,375
6.449%, 6M RFUCCT + 1.412%, 06/01/33 (a)	5,136	5,202
6.538%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	17,733	18,287
6.575%, 1Y RFUCCT + 1.651%, 05/01/35 (a)	12,412	12,842
6.610%, 1Y H15 + 2.215%, 09/01/31 (a)	10,015	10,100
6.645%, 1Y H15 + 2.143%, 11/01/35 (a)	73,969	76,692
6.663%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,621	4,607
6.748%, 6M RFUCCT + 1.373%, 09/01/35 (a)	100,893	100,442
6.750%, 1Y H15 + 2.099%, 07/01/33 (a)	2,472	2,527
6.752%, 1Y H15 + 2.067%, 10/01/28 (a)	30,095	30,254
6.895%, 12M MTA + 1.717%, 11/01/35 (a)	50,140	51,254
6.986%, 1Y H15 + 2.360%, 11/01/34 (a)	317,014	329,568
6.995%, 1Y H15 + 2.302%, 04/01/34 (a)	1,051	1,091
7.153%, 1Y H15 + 2.313%, 05/01/35 (a)	56,865	59,120
7.169%, 6M RFUCCT + 1.508%, 01/01/35 (a)	25,106	25,448
7.278%, 1Y H15 + 2.153%, 07/01/32 (a)	10,837	11,076
7.348%, 1Y H15 + 2.223%, 08/01/35 (a)	55,907	58,190
7.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	13,365	13,434
7.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	185,255	186,802
7.522%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	92,273	95,610
8.000%, 10/01/25	36	36
Federal National Mortgage Association REMICS
5.775%, SOFR30A + 0.494%, 11/25/42 (a)	1,453,684	1,423,709
5.856%, SOFR30A + 0.514%, 09/18/31 (a)	13,393	13,386
6.295%, SOFR30A + 1.014%, 04/25/32 (a)	6,474	6,500
6.579%, 05/25/35 (a)	157,514	161,525
Federal National Mortgage Association-ACES
2.349%, 01/25/31 (a) (b)	20,673,647	1,408,771
Government National Mortgage Association
3.000%, 11/15/49	1,759,029	1,608,568
3.625%, 1Y H15 + 1.500%, 08/20/27 (a)	4,263	4,258
3.625%, 1Y H15 + 1.500%, 09/20/27 (a)	21,396	21,350
3.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,731	1,722
3.625%, 1Y H15 + 1.500%, 08/20/29 (a)	1,884	1,875
3.625%, 1Y H15 + 1.500%, 09/20/29 (a)	2,796	2,783
3.625%, 1Y H15 + 1.500%, 08/20/31 (a)	519	521
3.625%, 1Y H15 + 1.500%, 09/20/33 (a)	13,035	13,111
3.750%, 1Y H15 + 1.500%, 11/20/27 (a)	2,232	2,217
3.750%, 1Y H15 + 1.500%, 10/20/28 (a)	209	208
3.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,148	1,140
3.750%, 1Y H15 + 1.500%, 11/20/30 (a)	2,609	2,592
4.000%, 03/15/52	9,287,830	9,027,264
4.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,126	3,148
4.500%, 12/20/49	9,798	9,795
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.500%, 1Y H15 + 1.500%, 11/20/26 (a)	1,303	$1,298
4.500%, 1Y H15 + 1.500%, 10/20/30 (a)	601	602
4.625%, 1Y H15 + 1.500%, 02/20/26 (a)	682	677
4.625%, 1Y H15 + 1.500%, 01/20/27 (a)	421	417
4.625%, 1Y H15 + 1.500%, 02/20/28 (a)	1,193	1,186
4.625%, 1Y H15 + 1.500%, 03/20/28 (a)	2,055	2,039
4.625%, 1Y H15 + 1.500%, 01/20/30 (a)	6,378	6,378
4.625%, 1Y H15 + 1.500%, 03/20/32 (a)	105	106
4.625%, 1Y H15 + 1.500%, 03/20/33 (a)	979	983
4.875%, 1Y H15 + 1.500%, 05/20/26 (a)	997	992
4.875%, 1Y H15 + 1.500%, 06/20/27 (a)	707	707
4.875%, 1Y H15 + 1.500%, 05/20/28 (a)	951	953
4.875%, 1Y H15 + 1.500%, 05/20/29 (a)	1,695	1,687
4.875%, 1Y H15 + 1.500%, 06/20/30 (a)	1,980	1,972
4.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,400	2,384
4.875%, 1Y H15 + 1.500%, 04/20/32 (a)	1,760	1,751
4.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,419	3,400
5.000%, 10/15/33	2,110	2,172
5.000%, 12/15/33	7,160	7,350
5.000%, 05/15/34	2,402	2,473
5.000%, 07/15/34	426	424
5.000%, 11/15/35	1,205	1,241
5.000%, 03/15/36	623	642
5.000%, 10/15/38	182,860	188,594
5.000%, 02/15/39	29,108	29,933
5.000%, 03/15/39	44,437	45,798
5.000%, 04/15/39	222,833	229,351
5.000%, 05/15/39	839,029	862,721
5.000%, 06/15/39	227,271	233,029
5.000%, 09/15/39	126,024	130,712
5.000%, 05/15/40	8,370	8,575
5.000%, 09/15/40	93,913	96,438
5.000%, 12/15/40	6,985	7,186
5.000%, 09/15/47	17,366	17,458
5.000%, 03/15/48	1,383,387	1,386,716
5.000%, 04/15/48	1,487,546	1,491,249
5.000%, 01/15/49	1,863,699	1,979,985
5.000%, 05/15/49	283,324	297,839
5.000%, 06/20/49	48,478	49,140
5.000%, 07/20/49	105,044	106,771
5.000%, 06/15/50	389,978	392,334
5.000%, 04/15/52	6,760,286	6,777,650
5.000%, 1Y H15 + 1.500%, 04/20/30 (a)	2,821	2,812
5.000%, 1Y H15 + 1.500%, 05/20/30 (a)	5,506	5,493
7.500%, 01/15/26	183	183
Government National Mortgage Association REMICS
5.807%, 1M TSFR + 0.454%, 12/20/62 (a)	33,927	33,796
5.845%, SOFR30A + 0.500%, 01/20/72 (a)	3,908,224	3,839,856
6.067%, 1M TSFR + 0.714%, 08/20/65 (a)	1,325,037	1,322,360
6.067%, 1M TSFR + 0.714%, 10/20/65 (a)	1,584,450	1,584,349
6.111%, 12M TSFR + 1.515%, 09/20/67 (a)	4,518,342	4,584,721
6.117%, 1M TSFR + 0.764%, 06/20/66 (a)	450,071	450,229
6.145%, SOFR30A + 0.800%, 01/20/73 (a)	7,210,496	7,210,454
6.225%, SOFR30A + 0.880%, 03/20/73 (a)	7,859,151	7,889,806
6.245%, SOFR30A + 0.900%, 01/20/73 (a)	12,402,785	12,335,261
BHFTI-260

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
6.245%, SOFR30A + 0.900%, 12/20/73 (a)	15,903,329	$15,998,200
6.317%, 1M TSFR + 0.964%, 09/20/66 (a)	3,481,670	3,486,633
6.365%, SOFR30A + 1.020%, 12/20/72 (a)	4,971,370	5,027,422
6.467%, 1M TSFR + 1.114%, 12/20/65 (a)	9,756,857	9,790,872
6.467%, 1M TSFR + 1.114%, 01/20/67 (a)	4,350,532	4,367,084
7.726%, 09/20/66 (a)	5,092,590	5,181,575
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,290,506
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (c)	3,000,000	2,589,259
3.000%, TBA (c)	466,850,000	419,274,102
3.500%, TBA (c)	234,300,000	218,346,431
4.000%, TBA (c)	195,300,000	187,703,558
4.500%, TBA (c)	134,900,000	132,721,937
5.000%, TBA (c)	250,400,000	250,272,844
5.500%, TBA (c)	528,300,000	534,417,439
6.000%, TBA (c)	61,500,000	62,852,376
		2,166,480,347
U.S. Treasury — 18.7%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	42,344,250
1.375%, 08/15/50	34,100,000	18,782,973
1.875%, 02/15/41	16,800,000	12,319,125
2.250%, 08/15/49 (d)	8,900,000	6,165,684
2.750%, 08/15/42	39,000,000	32,135,391
2.750%, 11/15/42 (d)	2,800,000	2,296,109
2.875%, 05/15/43	83,700,000	69,490,618
2.875%, 08/15/45 (d)	3,100,000	2,519,598
2.875%, 05/15/49 (d)	6,300,000	4,973,309
3.000%, 02/15/49	11,000,000	8,905,273
3.125%, 08/15/44	116,300,000	99,182,094
3.250%, 05/15/42	28,700,000	25,516,094
3.375%, 05/15/44	18,000,000	15,994,687
3.875%, 02/15/43	14,400,000	13,891,500
4.250%, 05/15/39	9,600,000	9,925,125
4.375%, 11/15/39	57,100,000	59,729,723
4.375%, 08/15/43	24,000,000	24,677,812
4.500%, 08/15/39	15,100,000	16,016,617
4.625%, 02/15/40	12,800,000	13,749,000
4.625%, 05/15/44 (e)	3,900,000	4,133,391
4.625%, 05/15/54 (e)	17,000,000	18,439,687
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (f)	28,994,160	18,299,414
0.125%, 02/15/52 (f)	3,841,558	2,388,149
0.250%, 02/15/50 (f)	11,377,527	7,548,242
0.625%, 02/15/43 (f)	1,641,648	1,317,294
0.750%, 02/15/45 (f)	23,908,672	19,103,892
0.875%, 02/15/47 (f)	5,081,583	4,078,738
1.000%, 02/15/46 (f)	1,991,145	1,658,536
1.000%, 02/15/49 (f)	2,749,846	2,242,341
1.375%, 02/15/44 (f)	7,017,712	6,398,422
1.500%, 02/15/53 (f)	2,962,708	2,677,648
2.125%, 02/15/54 (f)	8,608,656	8,950,279
2.375%, 01/15/25 (f) (g) (h)	13,015,158	12,928,930
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (f) (g)	4,394,189	$4,308,816
0.125%, 07/15/31 (f) (g) (h)	17,485,448	15,994,953
0.125%, 01/15/32 (f) (g)	18,721,725	16,919,009
0.250%, 01/15/25 (f) (g)	15,271,310	15,083,750
0.375%, 07/15/25 (f)	32,726,946	32,258,284
0.625%, 07/15/32 (f)	18,511,263	17,331,190
1.250%, 04/15/28 (f) (g)	24,432,380	24,200,534
1.750%, 01/15/34 (f)	1,534,830	1,551,850
1.875%, 07/15/34 (e) (f)	6,314,931	6,469,174
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/42	21,300,000	10,006,466
		732,903,971
Total U.S. Treasury & Government Agencies (Cost $3,021,470,075)		2,899,384,318

Corporate Bonds & Notes—40.1%
Aerospace/Defense — 0.6%
Boeing Co.
2.750%, 02/01/26	12,000,000	11,646,831
4.875%, 05/01/25	5,900,000	5,877,510
6.259%, 05/01/27 (144A)	2,600,000	2,685,587
6.298%, 05/01/29 (144A)	300,000	315,626
6.388%, 05/01/31 (144A)	200,000	212,667
6.528%, 05/01/34 (144A)	200,000	214,653
6.858%, 05/01/54 (144A)	300,000	329,283
7.008%, 05/01/64 (144A)	200,000	220,356
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,528,779
		23,031,292
Agriculture — 0.5%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,766,818
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,358,709
		21,125,527
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	900,640	841,178
American Airlines Pass-Through Trust
3.600%, 03/22/29	895,970	866,950
3.700%, 04/01/28	2,374,084	2,296,091
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	1,110,906	1,052,584
U.S. Airways Pass-Through Trust
3.950%, 05/15/27	442,059	436,380
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,332,205	3,116,866
3.450%, 01/07/30	1,828,859	1,701,244
5.875%, 04/15/29	6,437,707	6,569,166
		16,880,459
BHFTI-261

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Apparel — 0.1%
Tapestry, Inc.
7.000%, 11/27/26	1,900,000	$1,965,794
7.700%, 11/27/30	500,000	538,653
		2,504,447
Auto Manufacturers — 2.9%
American Honda Finance Corp.
5.938%, SOFR + 0.670%, 01/10/25 (a)	2,200,000	2,202,072
Daimler Truck Finance North America LLC
5.000%, 01/15/27 (144A)	3,200,000	3,248,146
5.834%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,105,421
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,492,589
3.815%, 11/02/27	1,632,000	1,573,007
4.125%, 08/17/27	4,700,000	4,577,836
5.800%, 03/05/27	6,900,000	7,026,098
5.800%, 03/08/29	200,000	203,286
7.350%, 11/04/27	3,190,000	3,387,205
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,313,415
5.300%, 01/08/29 (144A)	4,500,000	4,622,944
5.500%, 03/30/26 (144A)	5,900,000	5,987,430
5.650%, 06/26/26 (144A)	2,000,000	2,040,318
6.000%, 07/11/25 (144A)	5,000,000	5,048,623
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	12,652,130
Nissan Motor Co. Ltd.
3.522%, 09/17/25 (144A)	8,100,000	7,964,428
4.345%, 09/17/27 (144A)	5,600,000	5,459,958
4.810%, 09/17/30 (144A)	14,700,000	13,929,181
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,192,751
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (144A)	10,900,000	10,882,291
		115,909,129
Banks — 14.6%
ABN AMRO Bank NV
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,000	7,635,140
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	7,167,967
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (i)	1,700,000	529,859
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,969,472
6.607%, 11/07/28	3,800,000	4,123,017
Bank of America Corp.
2.015%, 3M TSFR + 0.902%, 02/13/26 (a)	5,900,000	5,832,957
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,617,473
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,915,444
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	10,208,124
Bank of America NA
6.080%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,160,662
Bank of Montreal
4.689%, 07/28/29 (144A)	8,950,000	9,180,550
Security Description	Principal Amount*	Value

Banks—(Continued)
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	$6,063,971
Barclays PLC
4.972%, 05/16/29	2,000,000	2,022,249
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,737,124
BNP Paribas SA
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	10,885,580
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,533,587
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,066,010
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,972,410
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	8,014,370
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,552,295
Citibank NA
5.488%, 12/04/26	7,400,000	7,613,501
5.864%, 09/29/25	5,500,000	5,575,402
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,872,435
Cooperatieve Rabobank UA
5.500%, 07/18/25	8,400,000	8,478,452
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,823,307
6.134%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	2,611,622
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,359,669
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,952,732
Deutsche Bank AG
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	12,118,486
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,801,649
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	9,257,598
Goldman Sachs Bank USA
5.787%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,044,698
Goldman Sachs Group, Inc.
3.750%, 05/22/25	1,675,000	1,664,921
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	513,038
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,943,187
6.164%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,912,543
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	6,030,296
7.275%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,660,162
HSBC Holdings PLC
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,238,688
6.254%, SOFR + 2.390%, 03/09/34 (a)	7,500,000	8,192,998
6.675%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,798,150
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,387,329
ING Groep NV
3.950%, 03/29/27	1,100,000	1,091,273
4.625%, 01/06/26 (144A)	6,800,000	6,815,707
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	12,740,991
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,181,697
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	500,998
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	8,174,155
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,773,010
6.143%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	3,430,406
6.401%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,118,730
BHFTI-262

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase Bank NA
5.946%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	$7,794,556
Lloyds Bank PLC
7.500%, 04/02/32 (j)	12,200,000	8,374,160
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	6,032,198
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,592,409
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,957,031
Mizuho Financial Group, Inc.
1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	8,468,642
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	10,906,359
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	5,900,000	5,800,677
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,389,024
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	8,208,876
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,265,554
Morgan Stanley Bank NA
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,835,957
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	8,045,871
6.336%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,958,207
NatWest Group PLC
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	7,800,000	8,294,651
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	1,325,324
4.875%, 01/19/27	6,900,000	7,028,949
Santander Holdings USA, Inc.
3.450%, 06/02/25	4,800,000	4,749,410
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,720,075
Societe Generale SA
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,088,862
Standard Chartered PLC
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,961,286
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,786,262
7.776%, 1Y H15 + 3.100%, 11/16/25 (144A) (a)	8,100,000	8,124,125
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	6,349,931
1.902%, 09/17/28	9,800,000	8,951,925
5.316%, 07/09/29	5,900,000	6,139,521
5.464%, 01/13/26	2,900,000	2,941,054
6.472%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,815,480
Toronto-Dominion Bank
4.701%, 06/05/27 (144A)	1,100,000	1,113,130
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	10,151,909
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	9,900,000	10,450,259
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,054,461
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	6,157,524
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	7,364,024
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	11,758,047
Virgin Money U.K. PLC
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	655,812
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,716,284
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,134,412
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
2.406%, 3M TSFR + 1.087%, 10/30/25 (a)	6,400,000	$6,382,509
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,689,226
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,219,196
Wells Fargo Bank NA
5.450%, 08/07/26	4,700,000	4,812,228
5.550%, 08/01/25	3,100,000	3,126,092
5.994%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,372,255
		574,929,835
Beverages — 0.1%
JDE Peet's NV
4.500%, 01/23/34 (EUR)	2,200,000	2,568,348
Biotechnology — 0.1%
Royalty Pharma PLC
1.200%, 09/02/25	3,000,000	2,905,857
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	7,000,000	6,139,161
Solvay Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,978,573
		8,117,734
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,154,220
4.450%, 10/01/25	3,000,000	2,991,840
6.100%, 01/15/27	4,900,000	5,073,748
Air Lease Corp.
5.300%, 06/25/26	5,000,000	5,080,849
Ally Financial, Inc.
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,391,105
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,848,145
6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,099,240
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	10,500,000	10,434,872
5.375%, 07/15/29 (144A)	3,200,000	3,268,856
6.750%, 10/25/28 (144A)	1,900,000	2,029,252
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	8,143,602
6.375%, 05/04/28 (144A)	6,300,000	6,585,726
BGC Group, Inc.
3.750%, 10/01/24	1,100,000	1,100,000
8.000%, 05/25/28	4,000,000	4,303,929
Blue Owl Finance LLC
3.125%, 06/10/31 (144A)	13,000,000	11,390,282
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,500,489
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,903,796
LeasePlan Corp. NV
2.875%, 10/24/24 (144A)	13,100,000	13,078,548
BHFTI-263

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	$458,292
2.679%, 07/16/30	9,600,000	8,594,498
5.709%, 01/09/26	5,100,000	5,165,637
5.842%, 01/18/28	4,700,000	4,881,635
6.589%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,916,327
TER Finance Jersey Ltd.
Zero Coupon, 01/02/25 (144A) † (k) (l)	1,900,000	1,868,802
		139,263,690
Electric — 3.9%
AES Corp.
2.450%, 01/15/31	5,000,000	4,330,292
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	4,012,387
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,370,448
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,754,344
Avangrid, Inc.
3.150%, 12/01/24	7,800,000	7,770,703
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	8,017,242
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,089,281
Duke Energy Progress LLC
2.000%, 08/15/31	12,600,000	10,815,779
Edison International
3.550%, 11/15/24	2,900,000	2,892,950
Enel Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,989,395
Eversource Energy
5.950%, 02/01/29	5,700,000	6,031,790
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,286,496
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,452,479
4.450%, 05/15/26	6,900,000	6,950,807
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,294,256
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,680,775
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,693,824
3.300%, 12/01/27	1,600,000	1,544,151
3.450%, 07/01/25	3,600,000	3,558,511
3.500%, 06/15/25	2,700,000	2,670,093
4.550%, 07/01/30	5,000,000	4,961,375
5.450%, 06/15/27	5,000,000	5,118,983
5.550%, 05/15/29	5,700,000	5,920,789
PacifiCorp
5.450%, 02/15/34	7,900,000	8,210,992
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	12,261,290
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
5.850%, 11/01/27	3,000,000	$3,151,088
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,161,569
1.800%, 10/15/30	5,000,000	4,323,308
		152,315,397
Electronics — 0.3%
Flex Ltd.
4.875%, 06/15/29	8,160,000	8,161,704
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,760,000	2,070,152
		10,231,856
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,906,203
Food — 0.2%
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	8,185,466
Gas — 0.5%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,530,955
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,165,845
		18,696,800
Healthcare-Services — 0.7%
Centene Corp.
3.000%, 10/15/30	3,900,000	3,491,385
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,387,808
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,095,319
3.375%, 03/15/29	5,200,000	4,964,562
		26,939,074
Insurance — 1.3%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	7,930,104
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,666,024
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	3,025,008
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,222,922
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	8,142,256
6.248%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,827,324
New York Life Global Funding
5.830%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,827,571
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,725,865
BHFTI-264

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	$6,246,352
Society of Lloyd's
4.750%, 10/30/24 (GBP)	1,600,000	2,136,992
		51,750,418
Internet — 0.0%
Expedia Group, Inc.
2.950%, 03/15/31	2,561,000	2,330,198
Investment Companies — 0.3%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,267,363
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,704,264
		12,971,627
Lodging — 0.3%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,372,978
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,705,874
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	8,105,792
		13,184,644
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,343,531
Paramount Global
2.900%, 01/15/27	300,000	287,082
		9,630,613
Oil & Gas — 0.3%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	3,890,484
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,178,701
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	4,056,421
		11,125,606
Packaging & Containers — 0.4%
WRKCo, Inc.
4.650%, 03/15/26 (e)	14,700,000	14,708,826
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,283,202
3.600%, 05/14/25	700,000	695,536
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	4,022,192
6.250%, 01/21/29 (144A)	7,900,000	8,351,155
6.375%, 11/21/30 (144A)	6,900,000	7,387,198
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.
4.900%, 02/22/29	7,800,000	$8,062,755
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,737,235
CVS Pass-Through Trust
6.943%, 01/10/30	433,837	453,998
		33,993,271
Pipelines — 1.1%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,149,155
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,177,123
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,788,201
Energy Transfer LP
5.950%, 12/01/25	1,800,000	1,819,880
6.050%, 12/01/26	3,800,000	3,933,239
EnLink Midstream LLC
5.375%, 06/01/29	1,900,000	1,947,886
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	6,929,911
MPLX LP
5.000%, 03/01/33	1,500,000	1,500,830
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,222,529
Western Midstream Operating LP
6.350%, 01/15/29	7,000,000	7,442,239
		42,910,993
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	4,782,294
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,685,691
		6,467,985
Real Estate Investment Trusts — 3.9%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,884,017
American Tower Corp.
5.800%, 11/15/28	1,200,000	1,260,629
Boston Properties LP
2.450%, 10/01/33	1,811,000	1,449,127
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	5,468,758
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,092,762
EPR Properties
3.750%, 08/15/29	2,500,000	2,337,790
Equinix, Inc.
1.000%, 09/15/25	2,900,000	2,799,692
Extra Space Storage LP
2.400%, 10/15/31	13,500,000	11,613,916
GLP Capital LP/GLP Financing II, Inc.
5.250%, 06/01/25	5,000,000	4,995,817
BHFTI-265

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	$10,456,713
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	1,993,043
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	10,263,195
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,884,980
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,249,297
Prologis LP
2.250%, 01/15/32	6,200,000	5,331,150
Realty Income Corp.
3.875%, 04/15/25	10,700,000	10,655,763
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	12,024,008
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	12,960,649
Sun Communities Operating LP
2.700%, 07/15/31	13,200,000	11,542,475
UDR, Inc.
3.500%, 07/01/27	1,000,000	975,384
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,100,375
Weyerhaeuser Co.
4.750%, 05/15/26	12,000,000	12,076,186
		153,415,726
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,741,864
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,500,000	1,443,017
		4,184,881
Savings & Loans — 0.2%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,808,744
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	7,498,680
3.187%, 11/15/36 (144A)	8,600,000	7,288,822
4.300%, 11/15/32	12,400,000	12,179,763
		26,967,265
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	12,666,314
Software — 0.7%
Oracle Corp.
3.600%, 04/01/40	6,400,000	5,324,689
3.600%, 04/01/50	10,600,000	8,069,805
Security Description	Principal Amount*	Value

Software—(Continued)
VMware LLC
1.400%, 08/15/26	13,500,000	$12,789,682
		26,184,176
Telecommunications — 0.4%
T-Mobile USA, Inc.
2.550%, 02/15/31	8,900,000	7,932,612
4.200%, 10/01/29	6,700,000	6,670,876
		14,603,488
Water — 0.1%
Thames Water Utilities Finance PLC
7.125%, 04/30/31 (GBP)	2,500,000	2,530,212
Total Corporate Bonds & Notes (Cost $1,602,762,032)		1,574,946,101

Mortgage-Backed Securities—13.1%
Collateralized Mortgage Obligations — 6.8%
Adjustable Rate Mortgage Trust
5.230%, 11/25/35 (a)	116,983	83,538
American Home Mortgage Investment Trust
5.329%, 1M TSFR + 0.474%, 12/25/46 (a)	9,123,382	7,519,803
Banc of America Alternative Loan Trust
8.523%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	307,190	312,437
Banc of America Funding Trust
5.017%, 01/20/47 (a)	44,893	38,888
5.591%, 05/25/35 (a)	170,903	158,600
6.205%, 02/20/36 (a)	361,004	343,143
Banc of America Mortgage Trust
6.000%, 05/25/37	4,202,092	3,302,280
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	10,935,744	9,590,560
BCAP LLC Trust
5.250%, 02/26/36 (144A) (a)	1,878,168	748,976
5.389%, 1M TSFR + 0.534%, 05/25/47 (a)	3,507,114	3,300,975
Bear Stearns ALT-A Trust
4.609%, 05/25/36 (a)	962,845	463,654
4.655%, 11/25/36 (a)	1,404,996	775,546
5.080%, 11/25/36 (a)	1,271,379	654,654
5.240%, 09/25/35 (a)	349,869	209,565
5.454%, 05/25/35 (a)	237,433	224,852
Bear Stearns ARM Trust
3.250%, 02/25/33 (a)	1,908	1,467
6.538%, 10/25/35 (a)	421,069	413,671
Bear Stearns Structured Products, Inc. Trust
4.213%, 12/26/46 (a)	272,162	214,796
5.515%, 01/26/36 (a)	273,259	200,297
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,797,426	6,192,130
Chase Mortgage Finance Trust
4.578%, 12/25/35 (a)	113,494	104,401
4.684%, 03/25/37 (a)	442,527	430,276
4.922%, 09/25/36 (a)	757,027	607,104
BHFTI-266

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.219%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	7,021	$6,692
CHL Mortgage Pass-Through Trust
4.502%, 09/20/36 (a)	1,073,697	951,220
5.369%, 1M TSFR + 0.514%, 04/25/46 (a)	1,118,948	991,044
5.609%, 1M TSFR + 0.754%, 03/25/35 (a)	195,791	187,084
5.750%, 06/25/37	903,281	442,241
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	666,554	604,925
Citigroup Mortgage Loan Trust, Inc.
4.131%, 10/25/46 (a)	415,059	361,430
6.940%, 1Y H15 + 2.150%, 09/25/35 (a)	39,329	38,509
7.230%, 1Y H15 + 2.400%, 10/25/35 (a)	394,434	393,995
7.560%, 1Y H15 + 2.100%, 09/25/35 (a)	221,341	220,854
CitiMortgage Alternative Loan Trust
5.619%, 1M TSFR + 0.764%, 10/25/36 (a)	3,344,676	2,494,607
Countrywide Alternative Loan Trust
0.031%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	363,772	23,945
5.489%, 1M TSFR + 0.634%, 06/25/46 (a)	3,955,043	3,345,048
5.500%, 02/25/36	1,291,534	893,257
6.000%, 03/25/35	6,471,252	5,230,846
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,520,852	1,429,111
6.000%, 02/25/37	7,439,955	3,187,612
6.000%, 04/25/37	2,519,728	1,124,472
6.000%, 07/25/37	3,787,443	1,912,305
6.603%, 12M MTA + 1.480%, 01/25/36 (a)	353,854	331,873
Credit Suisse First Boston Mortgage Securities Corp.
6.059%, 03/25/32 (144A) (a)	19,141	18,139
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	756,110	572,421
CSMC Trust
5.692%, 10/27/36 (144A) (a)	7,327,593	6,502,381
DSLA Mortgage Loan Trust
6.093%, 07/19/44 (a)	133,947	126,947
First Horizon Mortgage Pass-Through Trust
6.747%, 08/25/35 (a)	54,341	38,311
Gemgarto PLC
5.570%, SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	2,269,649	3,032,180
GreenPoint MTA Trust
5.409%, 1M TSFR + 0.554%, 06/25/45 (a)	12,240	10,749
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	10,709,183	8,998,948
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	11,191,676	9,419,217
3.000%, 08/26/52 (144A) (a)	13,045,914	11,424,203
GSR Mortgage Loan Trust
4.393%, 04/25/36 (a)	859,574	574,350
4.609%, 01/25/36 (a)	1,078,682	969,358
5.202%, 09/25/35 (a)	6,152	5,881
6.000%, 03/25/32	47	49
HarborView Mortgage Loan Trust
5.519%, 1M TSFR + 0.554%, 05/19/35 (a)	284,176	271,169
IndyMac ARM Trust
5.958%, 01/25/32 (a)	199	194
6.517%, 01/25/32 (a)	4,470	4,301
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust
5.209%, 1M TSFR + 0.354%, 07/25/36 (a)	1,846,007	$1,770,922
5.389%, 1M TSFR + 0.534%, 05/25/46 (a)	2,907,113	2,590,662
JP Morgan Alternative Loan Trust
5.329%, 1M TSFR + 0.474%, 05/25/36 (a)	729,269	586,489
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	10,873,522	9,542,244
4.313%, 12/26/37 (144A) (a)	4,268,798	3,770,903
5.750%, 01/25/36	182,413	81,667
Lehman Mortgage Trust
5.569%, 1M TSFR + 0.714%, 08/25/36 (a)	2,689,339	1,839,217
Lehman XS Trust
5.369%, 1M TSFR + 0.514%, 03/25/47 (a)	9,173,368	7,783,632
MASTR Alternative Loan Trust
5.369%, 1M TSFR + 0.514%, 03/25/36 (a)	610,825	58,862
6.500%, 02/25/35	1,960,583	2,012,225
MASTR Asset Securitization Trust
6.000%, 06/25/36	155,163	89,243
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	3,056,515	2,961,677
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,607,419
Morgan Stanley Re-REMICS Trust
3.823%, 03/26/37 (144A) (j)	1,098,145	1,103,792
MortgageIT Mortgage Loan Trust
5.429%, 1M TSFR + 0.574%, 04/25/36 (a)	1,259,570	1,183,722
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (j)	6,324,396	6,437,372
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (j)	586,235	296,365
OBX Trust
5.619%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	4,224,894	4,129,402
6.120%, 11/25/62 (144A) (a)	6,023,289	6,066,154
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	6,169,524	6,162,345
PRPM Trust
6.250%, 08/25/68 (144A) (j)	5,192,412	5,248,653
RBSSP Resecuritization Trust
4.646%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	2,362,397	2,341,045
Reperforming Loan Trust REMICS
5.309%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	430,800	406,601
Residential Asset Securitization Trust
6.000%, 06/25/36	2,850,016	1,147,543
Ripon Mortgages PLC
5.680%, SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	11,327,837	15,143,210
6.130%, SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	7,710,285
6.480%, SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	17,631,221
Sequoia Mortgage Trust
5.775%, 1M TSFR + 0.814%, 07/20/33 (a)	40,773	40,261
Sequoia Mortgage Trust 6
5.719%, 1M TSFR + 0.754%, 04/19/27 (a)	68,060	66,088
Structured Adjustable Rate Mortgage Loan Trust
4.024%, 01/25/35 (a)	85,655	85,505
4.953%, 08/25/35 (a)	35,707	30,905
5.023%, 10/25/36 (a)	5,039,336	2,183,674
5.758%, 04/25/35 (a)	1,112,496	1,015,992
BHFTI-267

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
5.579%, 1M TSFR + 0.614%, 07/19/35 (a)	157,615	$150,298
Towd Point Mortgage Funding - Granite 6 PLC
5.952%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	7,252,998	9,719,860
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	5,175,164	4,942,809
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	20,166,311	17,223,217
2.500%, 12/25/51 (144A) (a)	11,083,682	9,307,267
WaMu Mortgage Pass-Through Certificates Trust
4.242%, 06/25/37 (a)	2,762,183	2,396,088
5.469%, 1M TSFR + 0.614%, 02/25/45 (a)	3,436,295	3,385,352
6.523%, 12M MTA + 1.400%, 06/25/42 (a)	20,349	18,808
Wells Fargo Mortgage-Backed Securities Trust
7.413%, 09/25/33 (a)	58,418	57,205
		268,357,682
Commercial Mortgage-Backed Securities — 6.3%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,863,256
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	10,985,244
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,898,498
AREIT Trust
6.277%, 1M TSFR + 1.194%, 11/17/38 (144A) (a)	1,580,190	1,577,649
6.591%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	9,760,930	9,727,918
7.325%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,499,545	11,567,554
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	11,925,044
3.458%, 03/15/55	13,000,000	11,998,901
4.016%, 03/15/52	13,000,000	12,588,891
4.592%, 05/15/55 (a)	11,000,000	10,628,573
COMM Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	11,210,163
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	855,674	846,726
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,353,236
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	886,088
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,752,011
Extended Stay America Trust
6.292%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	12,474,495	12,458,902
GCT Commercial Mortgage Trust
6.012%, 1M TSFR + 0.914%, 02/15/38 (144A) (a)	4,000,000	3,592,182
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,552,013	6,454,946
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	916,797	905,678
3.722%, 10/10/49 (144A) (a)	13,346,000	12,379,020
JP Morgan Chase Commercial Mortgage Securities Trust
6.594%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,558,083	3,295,959
7.236%, 10/05/40 (144A)	5,800,000	6,221,193
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	$11,395,349
MF1 Multifamily Housing Mortgage Loan Trust
6.047%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	2,243,095	2,236,244
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	3,349,076	3,306,557
Morgan Stanley Capital I Trust
2.509%, 04/05/42 (144A) (a)	7,500,000	6,321,157
3.127%, 11/15/52	800,000	749,278
Natixis Commercial Mortgage Securities Trust
6.920%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	8,111,741	8,109,206
NYO Commercial Mortgage Trust
6.307%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,580,000
Ready Capital Mortgage Financing LLC
6.169%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	4,327,216	4,310,750
7.229%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	805,123	807,395
7.407%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	7,435,044	7,462,889
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,618,194
		246,014,651
Total Mortgage-Backed Securities (Cost $557,623,943)		514,372,333

Asset-Backed Securities—12.2%
Asset-Backed - Automobile — 1.1%
Ally Auto Receivables Trust
5.760%, 11/15/26	3,075,997	3,082,133
BMW Vehicle Lease Trust
5.950%, 08/25/25	2,002,541	2,005,606
CarMax Auto Owner Trust
5.720%, 11/16/26	2,981,317	2,990,184
Carvana Auto Receivables Trust
6.360%, 04/12/27 (144A)	1,430,825	1,435,410
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	5,800,000	5,884,595
Drive Auto Receivables Trust
5.830%, 12/15/26	3,926,804	3,933,663
Enterprise Fleet Financing LLC
5.613%, 05/20/25 (144A)	3,297,135	3,303,505
Flagship Credit Auto Trust
4.030%, 12/15/26 (144A)	4,412,741	4,402,096
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,416,547
Huntington Auto Trust
5.500%, 03/15/27 (144A)	4,935,814	4,952,591
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	1,300,000	1,310,543
Santander Drive Auto Receivables Trust
6.310%, 07/15/27	2,697,101	2,705,560
SFS Auto Receivables Securitization Trust
5.890%, 03/22/27 (144A)	2,350,836	2,357,974
Tesla Auto Lease Trust
5.860%, 08/20/25 (144A)	1,571,168	1,572,696
BHFTI-268

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	$3,998,364
		45,351,467
Asset-Backed - Home Equity — 0.8%
ABFC Trust
5.669%, 1M TSFR + 0.814%, 06/25/34 (a)	943,538	940,686
5.794%, 1M TSFR + 0.939%, 07/25/35 (a)	4,659,120	4,426,548
Accredited Mortgage Loan Trust
5.549%, 1M TSFR + 0.404%, 07/25/34 (a)	2,613,454	2,576,664
ACE Securities Corp. Home Equity Loan Trust
5.269%, 1M TSFR + 0.414%, 04/25/36 (a)	1,398,139	1,352,609
5.269%, 1M TSFR + 0.414%, 07/25/36 (a)	7,640,124	2,470,624
Asset-Backed Securities Corp. Home Equity Loan Trust
5.049%, 1M TSFR + 0.194%, 05/25/37 (a)	16,946	12,041
Bear Stearns Asset-Backed Securities I Trust
5.219%, 1M TSFR + 0.364%, 04/25/37 (a)	902,469	894,560
5.974%, 1M TSFR + 1.119%, 06/25/35 (a)	1,259,433	1,226,718
Bear Stearns Asset-Backed Securities Trust
5.769%, 1M TSFR + 0.914%, 10/27/32 (a)	3,719	3,698
Citigroup Mortgage Loan Trust, Inc.
5.289%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,282,744	2,881,890
GSAA Home Equity Trust
5.629%, 1M TSFR + 0.774%, 03/25/35 (a)	14,780	14,735
HSI Asset Securitization Corp. Trust
5.309%, 1M TSFR + 0.454%, 12/25/36 (a)	8,295,682	2,160,007
IXIS Real Estate Capital Trust
5.914%, 1M TSFR + 1.059%, 02/25/35 (a)	1,281,361	1,289,149
MASTR Asset-Backed Securities Trust
5.069%, 1M TSFR + 0.214%, 08/25/36 (a)	4,572,711	1,608,500
5.289%, 1M TSFR + 0.434%, 08/25/36 (a)	2,960,652	1,050,031
Merrill Lynch Mortgage Investors Trust
5.469%, 1M TSFR + 0.614%, 07/25/37 (a)	8,373,346	1,910,844
Morgan Stanley ABS Capital I, Inc. Trust
5.029%, 1M TSFR + 0.174%, 05/25/37 (a)	87,327	78,400
NovaStar Mortgage Funding Trust
5.169%, 1M TSFR + 0.314%, 09/25/37 (a)	2,365,090	2,305,236
Option One Mortgage Accept Corp. Asset Back Certificates
5.609%, 1M TSFR + 0.754%, 08/25/33 (a)	6,503	6,567
Option One Mortgage Loan Trust
5.109%, 1M TSFR + 0.254%, 01/25/37 (a)	3,856,436	2,502,912
Renaissance Home Equity Loan Trust
3.838%, 1M TSFR + 0.994%, 08/25/33 (a)	56,988	52,773
Residential Asset Securities Corporation Trust
5.259%, 1M TSFR + 0.404%, 06/25/33 (a)	458,603	436,971
		30,202,163
Asset-Backed - Other — 10.1%
ACAS CLO Ltd.
6.431%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	3,927,347	3,928,526
Adagio V CLO DAC
4.405%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	10,539,296	11,695,102
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
5.749%, 1M TSFR + 0.894%, 05/25/34 (a)	77,933	78,467
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO 6 Ltd.
6.765%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	9,800,000	$9,815,886
Arbour CLO DAC
5.114%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	6,134,934
ARES European CLO X DAC
4.465%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	8,190,611	9,099,850
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.729%, 1M TSFR + 0.874%, 02/25/36 (a)	3,523,458	2,805,932
BSPDF Issuer Ltd.
6.411%, 1M TSFR + 1.314%, 10/15/36 (144A) (a)	6,070,907	5,963,105
Capital Four U.S. CLO II Ltd.
7.182%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,251,061
Catamaran CLO Ltd.
6.644%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	5,117,012	5,119,775
Countrywide Asset-Backed Certificates Trust
4.325%, 10/25/46 (a)	511,024	516,274
4.402%, 10/25/32 (a)	670,389	685,514
5.109%, 1M TSFR + 0.254%, 07/25/37 (a)	5,217,834	4,866,023
5.189%, 1M TSFR + 0.334%, 09/25/37 (a)	1,659,130	1,735,297
5.249%, 1M TSFR + 0.394%, 02/25/37 (a)	2,027,788	1,936,070
5.249%, 1M TSFR + 0.394%, 04/25/47 (a)	1,339,918	1,306,719
5.269%, 1M TSFR + 0.414%, 09/25/46 (a)	50,669	50,582
5.269%, 1M TSFR + 0.414%, 03/25/47 (a)	365,328	359,183
Dewolf Park CLO Ltd.
6.483%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	1,089,444	1,090,539
DLLAD LLC
5.190%, 04/20/26 (144A)	2,233,736	2,235,063
Dryden 54 Senior Loan Fund
6.430%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	6,892,214	6,898,810
Dryden 80 CLO Ltd.
6.536%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,400,280
Elmwood CLO VII Ltd.
6.916%, 3M TSFR + 1.630%, 01/17/34 (144A) (a)	5,000,000	5,017,055
First Franklin Mortgage Loan Trust
5.249%, 1M TSFR + 0.394%, 12/25/36 (a)	4,363,460	1,798,887
5.279%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	13,153,455
5.899%, 1M TSFR + 1.044%, 10/25/34 (a)	3,017,579	2,965,425
6.394%, 1M TSFR + 1.539%, 10/25/34 (a)	1,428,488	1,443,595
Galaxy XXI CLO Ltd.
6.564%, 3M TSFR + 1.282%, 04/20/31 (144A) (a)	1,782,454	1,785,191
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	9,610,186	8,673,656
GSAMP Trust
5.139%, 1M TSFR + 0.284%, 12/25/36 (a)	2,207,792	1,103,411
6.289%, 1M TSFR + 1.434%, 12/25/34 (a)	3,651,765	3,237,710
Harvest CLO XX DAC
4.368%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,141,470	11,244,505
Harvest CLO XXV DAC
4.638%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	10,031,430
Henley CLO VII DAC
4.675%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	6,300,000	7,003,297
BHFTI-269

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Home Equity Loan Trust
5.199%, 1M TSFR + 0.344%, 04/25/37 (a)	4,674,255	$4,484,715
Home Equity Mortgage Loan Asset-Backed Trust
5.189%, 1M TSFR + 0.334%, 04/25/37 (a)	1,950,037	1,494,429
KREF Ltd.
6.415%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,472,350
LCM XXV Ltd.
6.382%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	3,251,169	3,252,664
Long Beach Mortgage Loan Trust
5.289%, 1M TSFR + 0.434%, 05/25/36 (a)	27,014,265	8,014,263
5.489%, 1M TSFR + 0.634%, 08/25/45 (a)	418,689	409,543
5.749%, 1M TSFR + 0.894%, 08/25/35 (a)	6,235,097	6,149,748
Madison Park Funding XXIX Ltd.
6.459%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	7,921,610	7,927,773
Madison Park Funding XXXV Ltd.
6.534%, 3M TSFR + 1.252%, 04/20/32 (144A) (a)	7,275,142	7,284,032
Marathon CLO XIII Ltd.
6.501%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	7,985,789	7,989,782
Marathon Static CLO Ltd.
6.432%, 3M TSFR + 1.150%, 07/20/30 (144A) (a)	3,063,126	3,064,219
Marble Point CLO XIV Ltd.
6.482%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	7,689,185	7,693,552
Merrill Lynch First Franklin Mortgage Loan Trust
6.219%, 1M TSFR + 1.364%, 10/25/37 (a)	8,652,371	7,778,970
MF1 LLC
7.600%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	10,700,000	10,711,995
MF1 Ltd.
6.897%, 1M TSFR + 1.814%, 12/15/35 (144A) (a)	3,522,002	3,517,604
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	7,693,598	7,729,207
Morgan Stanley ABS Capital I, Inc. Trust
5.219%, 1M TSFR + 0.364%, 07/25/36 (a)	2,420,661	2,168,017
5.269%, 1M TSFR + 0.414%, 06/25/36 (a)	147,281	125,556
5.589%, 1M TSFR + 0.734%, 12/25/35 (a)	699,511	682,693
Neuberger Berman CLO XIV Ltd.
6.555%, 3M TSFR + 1.292%, 01/28/30 (144A) (a)	8,375,273	8,381,848
OSD CLO Ltd.
6.417%, 3M TSFR + 1.132%, 04/17/31 (144A) (a)	7,803,607	7,808,796
Palmer Square European Loan Funding DAC
4.465%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	5,191,215	5,772,635
Park Place Securities, Inc.
5.704%, 1M TSFR + 0.849%, 09/25/35 (a)	3,515,412	3,430,482
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.019%, 1M TSFR + 1.164%, 10/25/34 (a)	2,086,383	2,058,514
6.769%, 1M TSFR + 1.914%, 12/25/34 (a)	3,038,349	2,984,387
Saxon Asset Securities Trust
5.369%, 1M TSFR + 0.514%, 09/25/47 (a)	1,589,379	1,503,452
Securitized Asset-Backed Receivables LLC Trust
5.469%, 1M TSFR + 0.614%, 03/25/36 (a)	13,212,675	8,215,854
5.469%, 1M TSFR + 0.614%, 05/25/36 (a)	6,246,797	3,261,844
Soundview Home Loan Trust
5.079%, 1M TSFR + 0.224%, 02/25/37 (a)	2,010,151	571,377
Specialty Underwriting & Residential Finance Trust
5.239%, 1M TSFR + 0.384%, 04/25/37 (a)	2,327,292	1,737,821
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Starwood Ltd.
6.692%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	12,848,734	$12,721,938
Structured Asset Investment Loan Trust
5.119%, 1M TSFR + 0.264%, 09/25/36 (a)	413,696	406,127
5.599%, 1M TSFR + 0.744%, 11/25/35 (a)	3,345,401	3,267,671
Structured Asset Securities Corp. Mortgage Loan Trust
6.769%, 1M TSFR + 1.914%, 08/25/37 (a)	54,600	54,120
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	11,565,078	10,020,982
Symphony CLO 39 Ltd.
6.875%, 3M TSFR + 1.590%, 04/25/34 (144A) (a)	7,700,000	7,703,296
TCI-Symphony CLO Ltd.
6.583%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	9,629,390	9,634,436
TCW CLO Ltd.
6.516%, 3M TSFR + 1.232%, 04/25/31 (144A) (a)	5,668,010	5,672,261
THL Credit Wind River CLO Ltd.
6.643%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	3,493,069	3,496,422
Toro European CLO 7 DAC
4.352%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	16,645,830
U.S. Small Business Administration
6.220%, 12/01/28	327,812	336,898
Venture XIX CLO Ltd.
6.823%, 3M TSFR + 1.522%, 01/15/32 (144A) (a)	2,268,862	2,270,786
Venture XXVII CLO Ltd.
6.594%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	9,285,186	9,285,334
Venture XXVIII CLO Ltd.
6.534%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	7,273,801	7,275,169
Voya CLO Ltd.
6.623%, 3M TSFR + 1.322%, 04/15/31 (144A) (a)	5,393,941	5,399,205
		396,299,206
Asset-Backed - Student Loan — 0.2%
Nelnet Student Loan Trust
6.640%, 02/20/41 (144A)	2,806,850	2,870,699
7.545%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	2,666,507	2,666,482
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	904,083	888,579
		6,425,760
Total Asset-Backed Securities (Cost $488,495,384)		478,278,596

Foreign Government—4.6%
Banks — 0.0%
Korea Development Bank
5.923%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,706,307
Regional Government — 0.8%
Province of Ontario
3.650%, 06/02/33 (CAD)	8,000,000	5,977,951
4.150%, 06/02/34 (CAD)	13,600,000	10,479,678
Province of Quebec
3.600%, 09/01/33 (CAD)	15,550,000	11,552,381
BHFTI-270

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Regional Government—(Continued)
Province of Quebec
4.450%, 09/01/34 (CAD)	3,700,000	$2,913,218
		30,923,228
Sovereign — 3.8%
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,948,507
Brazil Letras do Tesouro Nacional
10.403%, 04/01/25 (BRL)	32,600,000	5,672,658
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	11,403,781
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (f)	26,250,818	29,492,839
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,161,256
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	10,909,842
Mexico Government International Bonds
6.000%, 05/07/36	2,400,000	2,444,139
Peru Government International Bonds
6.950%, 08/12/31 (PEN)	3,600,000	1,038,658
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	1,541,346
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	4,007,679
Republic of South Africa Government Bonds
10.500%, 12/21/26 (ZAR)	414,600,000	25,210,896
Romania Government International Bonds
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,479,983
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,510,378
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	6,115,566
4.750%, 01/16/30 (144A)	7,800,000	7,941,531
5.000%, 01/18/53 (144A)	6,000,000	5,563,920
U.K. Gilts
4.375%, 07/31/54 (GBP)	11,460,000	14,791,327
		147,234,306
Total Foreign Government (Cost $180,904,192)		179,863,841

Municipals—1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	6,110,625
New York State Urban Development Corp.
1.346%, 03/15/26	8,100,000	7,790,697
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	9,141,261
3.057%, 01/01/34	2,000,000	1,784,053
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,840,000	5,195,256
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	6,214,689
Security Description	Principal Amount*	Value

Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	$2,156,020
Total Municipals (Cost $39,320,657)		38,392,601

Floating Rate Loans (m)—0.2%
Investment Companies — 0.2%
Castlelake LP
First Lien Term Loan, 2.950%, 05/13/31 (l)	6,147,741	5,825,891
Software — 0.0%
Cotiviti Corp.
2024 Term Loan, 8.451%, 1M TSFR + 3.250%, 05/01/31	1,691,500	1,691,500
Total Floating Rate Loans (Cost $7,822,865)		7,517,391

Short-Term Investments—0.3%
Commercial Paper—0.2%
Crown Castle, Inc.
5.270%, 10/29/24 (n)	5,650,000	5,626,109
5.300%, 10/24/24 (n)	4,250,000	4,235,140
		9,861,249
Repurchase Agreement—0.1%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 5.250%, due on 10/01/24, with a maturity value of $2,300,335; collateralized by U.S. Treasury Note at 0.875%, maturing 06/30/26, with market value of $2,345,632	2,300,000	2,300,000
Total Short-Term Investments (Cost $12,162,450)		12,161,249
Total Purchased Options—0.1% (o) (Cost $2,144,104)		2,114,460
Total Investments—145.5% (Cost $5,912,705,702)		5,707,030,890
Other assets and liabilities (net)—(45.5)%		(1,783,437,814)
Net Assets—100.0%		$3,923,593,076

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $2,921,386, which is 0.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference

BHFTI-271

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
index and spread in their description above.
(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was pledged as collateral against open OTC option contracts,
OTC swap contracts and forward foreign currency exchange contracts. As of September 30,
2024, the market value of securities pledged was $2,452,562.

(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2024, the market value of securities pledged amounted to $13,263,195.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $43,252,736.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $7,568,323.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(n)	The rate shown represents current yield to maturity.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$1,324,967,706, which is 33.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	$1,110,906	$1,156,437	$1,052,584
TER Finance Jersey Ltd., Zero Coupon, 01/02/25	02/09/24	1,900,000	1,867,576	1,868,802
				$2,921,386
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	5.050%	09/27/24	10/02/24	USD	(4,207,125)	$(4,207,125)
Deutsche Bank Securities, Inc.	5.050%	09/27/24	10/03/24	USD	(4,746,125)	(4,746,125)
JPMorgan Securities LLC	4.800%	09/20/24	11/12/24	USD	(1,902,488)	(1,902,488)
JPMorgan Securities LLC	4.830%	09/27/24	10/03/24	USD	(2,472,000)	(2,472,000)
Total						$(13,327,738)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	12,526,103	BBP	10/02/24	USD	8,619,212	$40,712
BRL	25,080,290	BNP	10/02/24	USD	4,509,222	94,609
BRL	87,251,503	CBNA	11/04/24	USD	15,539,003	418,329
CAD	91,933,968	BNP	10/02/24	USD	68,208,182	(230,888)
CHF	12,943	BBP	10/02/24	USD	15,340	(47)
CHF	14,068,175	UBSA	10/02/24	USD	16,585,565	36,606
CNH	6,726,908	BBP	02/18/25	USD	942,342	27,161
CNH	21,242,230	BNP	10/25/24	USD	2,996,341	39,093
CNH	12,287,397	BNP	12/10/24	USD	1,713,365	49,122
CNH	35,799,204	CBNA	10/25/24	USD	5,052,145	63,425
CNH	43,308,396	CBNA	10/25/24	USD	6,108,119	80,486
BHFTI-272

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	37,796,782	CBNA	12/10/24	USD	5,250,000	$171,518
CNH	12,841,119	CBNA	01/16/25	USD	1,798,728	48,257
CNH	106,191,120	DBAG	12/16/24	USD	14,880,000	358,982
CNH	21,584,264	JPMC	10/25/24	USD	3,045,661	38,648
CNY	1,031,404	GSBU	10/17/24	USD	146,288	827
DKK	3,175,839	BNP	10/02/24	USD	474,904	(654)
DKK	631,465	CBNA	10/02/24	USD	94,555	(258)
DKK	2,406,692	JPMC	10/02/24	USD	361,110	(1,717)
DKK	1,395,175	JPMC	10/02/24	USD	208,751	(409)
EUR	176,027,724	BNP	10/02/24	USD	196,677,906	(732,749)
EUR	1,006,000	BNP	10/02/24	USD	1,111,989	7,839
GBP	11,861,000	BNP	10/02/24	USD	15,614,999	242,567
IDR	21,282,076,988	CBNA	10/16/24	USD	1,371,400	33,460
IDR	28,591,744,949	CBNA	10/16/24	USD	1,843,499	43,883
IDR	13,802,459,030	CBNA	10/23/24	USD	894,521	16,353
IDR	28,301,072,225	CBNA	10/23/24	USD	1,829,860	37,830
IDR	2,322,600,000	GSBU	10/15/24	USD	150,000	3,324
IDR	21,076,333,243	GSBU	10/16/24	USD	1,363,855	27,424
IDR	32,698,075,155	GSBU	10/23/24	USD	2,116,805	41,059
IDR	4,894,639,807	JPMC	10/16/24	USD	316,414	6,688
ILS	1,656,000	BBP	10/18/24	USD	452,330	(7,972)
ILS	923,000	BBP	10/18/24	USD	248,255	(584)
ILS	376,000	BBP	10/18/24	USD	99,991	902
INR	935,347,324	BNP	10/24/24	USD	11,135,830	15,075
INR	296,672,691	CBNA	10/24/24	USD	3,527,073	9,762
INR	618,418,515	CBNA	10/24/24	USD	7,354,027	18,556
INR	608,705,958	CBNA	10/24/24	USD	7,237,926	18,867
INR	574,408,155	CBNA	10/24/24	USD	6,828,478	19,428
INR	609,138,381	CBNA	10/24/24	USD	7,242,155	19,793
INR	898,447,837	CBNA	10/24/24	USD	10,681,502	29,499
INR	305,341,464	GSBU	10/24/24	USD	3,630,652	9,529
JPY	534,191,418	UBSA	10/02/24	USD	3,730,387	(13,626)
MXN	54,938,629	BNP	12/11/24	USD	2,726,334	34,164
MXN	149,330,546	DBAG	02/13/25	USD	7,381,091	49,331
MXN	67,691,476	GSBU	02/11/25	USD	3,324,745	44,501
MXN	233,243	UBSA	12/18/24	USD	11,927	(219)
MYR	640,809	BBP	10/16/24	USD	148,215	7,309
MYR	795,581	BBP	10/16/24	USD	182,318	10,769
NZD	10,232,441	BBP	11/04/24	USD	6,465,480	35,949
NZD	10,232,441	BNP	10/02/24	USD	6,368,699	131,973
PLN	6,185,868	BBP	10/25/24	USD	1,611,201	(4,836)
PLN	949,085	BNP	10/18/24	USD	247,049	(550)
PLN	7,859,796	DBAG	10/18/24	USD	2,024,145	17,219
PLN	6,743,973	DBAG	10/25/24	USD	1,757,520	(6,223)
PLN	20,992,622	JPMC	10/18/24	USD	5,456,626	(4,373)
PLN	10,839,456	JPMC	10/25/24	USD	2,775,533	39,291
PLN	7,481,457	UBSA	10/18/24	USD	1,925,729	17,372
SEK	2,519,398	BBP	10/02/24	USD	249,012	(938)
SGD	25,522,534	JPMC	10/02/24	USD	19,840,278	17,752
TRY	26,515,297	BBP	10/04/24	USD	748,016	25,795
TRY	94,988,285	BBP	10/25/24	USD	2,692,832	20,554
TRY	142,410,478	BBP	11/25/24	USD	3,780,876	147,337
TRY	48,283,331	BBP	11/26/24	USD	1,281,847	48,434
TRY	65,904,922	BBP	11/29/24	USD	1,812,442	(2,993)
TRY	58,700,645	BBP	11/29/24	USD	1,554,881	56,771
TRY	125,503,063	BBP	12/13/24	USD	3,345,321	49,301
TRY	17,929,740	BBP	01/06/25	USD	471,091	2,159
TRY	69,330,702	BBP	07/08/25	USD	1,525,562	20,794
TRY	95,238,885	DBAG	11/13/24	USD	2,559,394	105,000
BHFTI-273

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	4,256,778	DBAG	03/13/25	USD	89,439	$16,071
TRY	37,461,528	JPMC	10/10/24	USD	1,038,003	48,708
TRY	30,100,357	JPMC	10/24/24	USD	853,282	7,426
TRY	83,898,274	JPMC	11/08/24	USD	2,125,945	235,172
TRY	74,431,471	JPMC	11/21/24	USD	1,985,607	77,129
TRY	36,478,061	JPMC	11/25/24	USD	967,331	38,870
TRY	7,974,584	JPMC	11/26/24	USD	212,090	7,622
TRY	34,680,906	JPMC	12/11/24	USD	918,821	21,180
TRY	36,585,010	JPMC	12/17/24	USD	975,600	9,871
TRY	111,481,613	JPMC	12/19/24	USD	2,958,249	38,486
TRY	3,760,932	JPMC	03/12/25	USD	77,617	15,689
TRY	47,591,122	JPMC	05/08/25	USD	1,070,787	49,431
TRY	7,194,648	JPMC	05/20/25	USD	161,863	5,655
TWD	102,825,439	BNP	11/18/24	USD	3,291,000	(28,830)
TWD	104,758,757	GSBU	11/18/24	USD	3,347,000	(23,495)
TWD	22,552,272	GSBU	11/18/24	USD	720,000	(4,522)
TWD	6,479,225	UBSA	11/18/24	USD	205,311	244

Contracts to Deliver
AUD	12,526,103	BBP	11/04/24	USD	8,623,558	(40,850)
AUD	12,526,103	UBSA	10/02/24	USD	8,515,195	(144,729)
BRL	15,358,738	BNP	10/02/24	USD	2,708,420	(110,887)
BRL	9,653,013	BNP	10/02/24	USD	1,699,580	(72,363)
BRL	68,540	BNP	10/02/24	USD	12,581	(1)
BRL	25,348,364	BNP	01/03/25	USD	4,509,222	(92,860)
BRL	5,700,000	GSBU	04/02/25	USD	1,016,612	(3,066)
BRL	4,200,000	GSBU	04/02/25	USD	751,180	(161)
BRL	8,100,000	GSBU	04/02/25	USD	1,448,931	(85)
BRL	4,200,000	GSBU	04/02/25	USD	756,430	5,088
BRL	3,200,000	GSBU	04/02/25	USD	578,292	5,842
BRL	6,300,000	GSBU	04/02/25	USD	1,135,166	8,153
BRL	900,000	JPMC	04/02/25	USD	160,120	(882)
CAD	91,859,526	BNP	11/04/24	USD	68,208,182	231,951
CAD	92,012,837	GSBU	10/02/24	USD	68,207,787	172,177
CHF	12,895	BBP	11/04/24	USD	15,340	47
CHF	14,081,145	UBSA	10/02/24	USD	16,760,633	123,138
CHF	14,015,731	UBSA	11/04/24	USD	16,585,565	(37,177)
CNH	169,607,000	BBP	10/25/24	USD	23,599,370	(636,825)
CNH	21,192,191	BNP	11/20/24	USD	2,996,341	(38,429)
CNH	65,240,805	BNP	12/10/24	USD	9,065,000	(293,050)
CNH	12,843,741	BNP	01/16/25	USD	1,798,040	(49,322)
CNH	43,210,483	CBNA	11/20/24	USD	6,108,119	(79,720)
CNH	35,716,349	CBNA	11/20/24	USD	5,052,145	(62,517)
CNH	21,534,316	JPMC	11/20/24	USD	3,045,661	(38,102)
CNH	19,054,438	JPMC	12/10/24	USD	2,655,707	(77,435)
CNH	106,233,826	UBSA	12/16/24	USD	14,880,000	(365,111)
DKK	80,294	BBP	11/04/24	USD	12,079	68
DKK	3,170,371	BNP	11/04/24	USD	474,904	649
DKK	630,377	CBNA	11/04/24	USD	94,555	257
DKK	4,305,000	JPMC	10/02/24	USD	639,590	(3,278)
DKK	3,384,729	JPMC	10/02/24	USD	505,976	532
DKK	1,392,770	JPMC	11/04/24	USD	208,751	407
DKK	2,402,510	JPMC	11/04/24	USD	361,110	1,719
EUR	176,027,724	BNP	11/04/24	USD	196,944,306	729,650
EUR	177,033,724	GSBU	10/02/24	USD	197,125,246	60,260
GBP	87,607,000	BBP	10/02/24	USD	115,575,097	(1,551,102)
GBP	3,553,000	JPMC	10/02/24	USD	4,667,689	(82,495)
BHFTI-274

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	262,000	UBSA	10/02/24	USD	343,106	$(7,175)
GBP	79,561,000	UBSA	11/04/24	USD	106,630,596	263,170
ILS	375,000	BNP	10/18/24	USD	100,202	(422)
ILS	1,308,000	BNP	10/18/24	USD	352,779	1,800
ILS	902,000	GSBU	10/18/24	USD	249,819	7,783
ILS	153,746	JPMC	10/18/24	USD	42,444	1,189
ILS	3,152,000	JPMC	10/18/24	USD	850,907	5,124
ILS	2,375,981	UBSA	10/18/24	USD	628,831	(8,721)
JPY	543,593,304	BNP	10/02/24	USD	3,775,255	(6,921)
JPY	531,732,347	UBSA	11/05/24	USD	3,730,387	13,584
KRW	15,568,210	BBP	10/23/24	USD	11,658	(261)
KRW	8,512,842,480	CBNA	10/16/24	USD	6,375,491	(139,529)
KRW	6,296,494,727	CBNA	10/16/24	USD	4,692,853	(125,959)
KRW	7,002,479,550	DBAG	10/16/24	USD	5,218,643	(140,471)
KRW	4,188,172,018	DBAG	10/23/24	USD	3,153,649	(52,938)
KRW	4,562,054,619	JPMC	10/23/24	USD	3,413,051	(79,792)
KRW	1,127,878,637	JPMC	10/23/24	USD	843,810	(19,727)
MXN	6,056,000	CBNA	12/18/24	USD	301,185	(2,793)
MXN	29,475,000	CBNA	12/18/24	USD	1,530,888	51,408
MXN	20,899,847	GSBU	11/29/24	USD	1,045,881	(6,191)
MXN	10,934,000	GSBU	12/18/24	USD	550,930	2,104
MXN	31,074,000	GSBU	12/18/24	USD	1,588,805	29,064
NZD	10,232,441	BBP	10/02/24	USD	6,464,856	(35,816)
PEN	3,578,051	CBNA	12/18/24	USD	941,456	(23,028)
SEK	2,515,347	BBP	11/04/24	USD	249,012	945
SEK	2,520,000	GSBU	10/02/24	USD	245,997	(2,136)
SGD	26,444,011	DBAG	10/02/24	USD	20,323,881	(251,113)
SGD	11,852	JPMC	10/02/24	USD	9,115	(107)
SGD	25,479,480	JPMC	11/04/24	USD	19,840,278	(17,473)
THB	926,585	CBNA	10/16/24	USD	27,873	(950)
TWD	110,357,693	BNP	11/18/24	USD	3,442,009	(59,124)
TWD	108,148,857	BNP	11/18/24	USD	3,408,088	(22,969)
TWD	6,479,366	BNP	11/18/24	USD	204,014	(1,546)
TWD	102,904,172	CBNA	11/18/24	USD	3,193,798	(70,870)
TWD	113,145,614	CBNA	11/18/24	USD	3,534,475	(55,106)
TWD	112,706,611	CBNA	11/18/24	USD	3,522,632	(53,021)
TWD	111,814,906	CBNA	11/18/24	USD	3,504,730	(42,633)
TWD	111,131,121	CBNA	11/18/24	USD	3,488,108	(37,562)
TWD	110,369,400	CBNA	11/18/24	USD	3,471,500	(30,004)
TWD	110,539,481	CBNA	11/18/24	USD	3,505,573	(1,327)
TWD	110,113,723	CBNA	11/18/24	USD	3,505,690	12,297
TWD	607,999	GSBU	11/18/24	USD	19,099	(190)
TWD	118,317,360	GSBU	11/18/24	USD	3,758,493	4,837
TWD	96,026,364	JPMC	11/18/24	USD	2,955,112	(91,355)
ZAR	42,681,824	CBNA	10/18/24	USD	2,340,590	(126,528)
ZAR	36,136,692	UBSA	10/18/24	USD	1,974,715	(114,077)
Net Unrealized Depreciation						$(1,217,980)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/24	431	CAD	53,879,310	$312,861
U.S. Treasury Note 10 Year Futures	12/19/24	2,523	USD	288,331,594	39,432
BHFTI-275

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/24	238	USD	49,561,640	$122,410
U.S. Treasury Note 5 Year Futures	12/31/24	2,242	USD	246,357,267	493,267
U.S. Treasury Ultra Long Bond Futures	12/19/24	109	USD	14,507,219	(21,388)

Futures Contracts—Short
Euro-Bobl Futures	12/06/24	(21)	EUR	(2,521,050)	(30,278)
Euro-Bund Futures	12/06/24	(178)	EUR	(24,015,760)	(367,231)
Japanese Government 10 Year Bond Futures	12/13/24	(85)	JPY	(12,295,250,000)	(176,371)
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(1,370)	USD	(162,066,719)	(67,522)
Net Unrealized Appreciation					$305,180
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.300	01/14/25	CBNA	500,000	USD	500,000	$52,500	$895	$(51,605)
USD Call/CNH Put	CNH	7.300	02/14/25	BBP	200,000	USD	200,000	21,432	513	(20,919)
USD Call/CNH Put	CNH	7.325	12/06/24	BNP	400,000	USD	400,000	50,000	324	(49,676)
USD Call/CNH Put	CNH	7.325	01/14/25	BNP	400,000	USD	400,000	38,800	620	(38,180)
USD Call/CNH Put	CNH	7.400	12/06/24	BNP	500,000	USD	500,000	45,500	225	(45,275)
USD Call/CNH Put	CNH	7.400	12/12/24	DBAG	4,000,000	USD	4,000,000	370,000	2,140	(367,860)
USD Call/CNH Put	CNH	7.400	01/14/25	BNP	500,000	USD	500,000	39,750	501	(39,249)
USD Call/CNH Put	CNH	7.400	01/23/25	BNP	500,000	USD	500,000	47,425	589	(46,836)
USD Call/CNH Put	CNH	7.450	02/14/25	CBNA	500,000	USD	500,000	47,500	628	(46,872)
Totals								$712,907	$6,435	$(706,472)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	2.050%	3M EURIBOR	Pay	02/19/25	CBNA	47,800,000	EUR	47,800,000	$44,875	$88,883	$44,008
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/06/25	GSBU	73,400,000	GBP	73,400,000	—	117,974	117,974
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/10/25	GSBU	111,900,000	GBP	111,900,000	—	186,183	186,183
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/11/25	GSBU	74,300,000	GBP	74,300,000	—	125,182	125,182
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/12/25	GSBU	111,300,000	GBP	111,300,000	—	189,872	189,872
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/13/25	GSBU	111,200,000	GBP	111,200,000	—	192,050	192,050
Call - OTC - 1 Yr. IRS	3.250%	12M SONIA	Pay	03/18/25	GSBU	110,800,000	GBP	110,800,000	—	200,174	200,174
Call - OTC - 5 Yr. IRS	2.930%	12M SONIA	Pay	03/06/25	CBNA	26,000,000	GBP	26,000,000	173,470	141,299	(32,171)
Call - OTC - 5 Yr. IRS	2.940%	12M SONIA	Pay	03/24/25	CBNA	23,100,000	GBP	23,100,000	149,146	143,673	(5,473)
Call - OTC - 5 Yr. IRS	2.960%	12M SONIA	Pay	03/10/25	CBNA	25,900,000	GBP	25,900,000	164,136	152,594	(11,542)
Put - OTC - 1 Yr. IRS	3.843%	12M SOFR	Receive	09/15/25	MSCS	247,600,000	USD	247,600,000	321,880	359,327	37,447
Put - OTC - 1 Yr. IRS	3.967%	12M SOFR	Receive	09/18/25	UBSA	74,900,000	USD	74,900,000	89,880	91,426	1,546
Put - OTC - 30 Yr. IRS	4.329%	12M SOFR	Receive	05/29/25	MSCS	11,100,000	USD	11,100,000	378,895	90,171	(288,724)
Totals									$1,322,282	$2,078,808	$756,526

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42.V1	Buy	11/20/24	BNP	26,700,000	USD	26,700,000	$54,735	$14,859	$(39,876)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42.V1	Buy	11/20/24	GSI	25,800,000	USD	25,800,000	54,180	14,358	(39,822)
Totals									$108,915	$29,217	$(79,698)
BHFTI-276

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	1.633%	12M SOFR	Receive	09/15/25	MSCS	(247,600,000)	USD	(247,600,000)	$(321,880)	$(201,608)	$120,272
Call - OTC - 1 Yr. IRS	1.777%	12M SOFR	Receive	09/18/25	UBSA	(74,900,000)	USD	(74,900,000)	(89,880)	(73,173)	16,707
Call - OTC - 10 Yr. IRS	2.050%	6M EURIBOR	Receive	02/19/25	CBNA	(5,300,000)	EUR	(5,300,000)	(39,553)	(39,136)	417
Call - OTC - 10 Yr. IRS	2.290%	6M EURIBOR	Receive	10/24/24	BNP	(1,900,000)	EUR	(1,900,000)	(4,895)	(8,185)	(3,290)
Call - OTC - 10 Yr. IRS	3.050%	12M SOFR	Receive	10/09/24	GSBU	(2,900,000)	USD	(2,900,000)	(10,548)	(349)	10,199
Call - OTC - 10 Yr. IRS	3.115%	12M SOFR	Receive	10/28/24	GSBU	(2,900,000)	USD	(2,900,000)	(9,367)	(7,256)	2,111
Call - OTC - 10 Yr. IRS	3.243%	12M SONIA	Receive	03/06/25	GSBU	(8,100,000)	GBP	(8,100,000)	—	(97,913)	(97,913)
Call - OTC - 10 Yr. IRS	3.245%	12M SONIA	Receive	03/12/25	GSBU	(12,200,000)	GBP	(12,200,000)	—	(153,674)	(153,674)
Call - OTC - 10 Yr. IRS	3.250%	12M SONIA	Receive	03/11/25	GSBU	(8,200,000)	GBP	(8,200,000)	—	(103,621)	(103,621)
Call - OTC - 10 Yr. IRS	3.250%	12M SONIA	Receive	03/13/25	GSBU	(12,200,000)	GBP	(12,200,000)	—	(156,876)	(156,876)
Call - OTC - 10 Yr. IRS	3.250%	12M SONIA	Receive	03/18/25	GSBU	(12,200,000)	GBP	(12,200,000)	—	(160,983)	(160,983)
Call - OTC - 10 Yr. IRS	3.255%	12M SONIA	Receive	03/10/25	GSBU	(12,300,000)	GBP	(12,300,000)	—	(155,936)	(155,936)
Call - OTC - 5 Yr. IRS	1.948%	6M EURIBOR	Receive	03/24/25	CBNA	(26,300,000)	EUR	(26,300,000)	(148,221)	(183,254)	(35,033)
Call - OTC - 5 Yr. IRS	1.958%	6M EURIBOR	Receive	03/06/25	CBNA	(29,400,000)	EUR	(29,400,000)	(173,333)	(193,234)	(19,901)
Call - OTC - 5 Yr. IRS	2.008%	6M EURIBOR	Receive	03/10/25	CBNA	(29,300,000)	EUR	(29,300,000)	(164,290)	(224,139)	(59,849)
Put - OTC - 10 Yr. IRS	2.530%	6M EURIBOR	Pay	10/24/24	BNP	(1,900,000)	EUR	(1,900,000)	(4,895)	(2,057)	2,838
Put - OTC - 10 Yr. IRS	3.450%	12M SOFR	Pay	10/09/24	GSBU	(2,900,000)	USD	(2,900,000)	(10,549)	(3,833)	6,716
Put - OTC - 10 Yr. IRS	3.465%	12M SOFR	Pay	10/28/24	GSBU	(2,900,000)	USD	(2,900,000)	(9,367)	(10,925)	(1,558)
Totals									$(986,778)	$(1,776,152)	$(789,374)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42.V1	Sell	11/20/24	BNP	(53,500,000)	USD	(53,500,000)	$(48,151)	$(11,779)	$36,372
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42.V1	Sell	11/20/24	GSI	(51,500,000)	USD	(51,500,000)	(51,500)	(11,338)	40,162
Totals									$(99,651)	$(23,117)	$76,534

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Bobl Futures	EUR	120.250	10/25/24	(21)	EUR	(21,000)	$(5,039)	$(9,467)	$(4,428)
Call - Euro-Bund Futures	EUR	136.000	10/25/24	(19)	EUR	(19,000)	(11,805)	(9,517)	2,288
Put - Euro-Bobl Futures	EUR	118.750	10/25/24	(21)	EUR	(21,000)	(5,040)	(1,987)	3,053
Put - Euro-Bund Futures	EUR	133.000	10/25/24	(19)	EUR	(19,000)	(10,056)	(4,230)	5,826
Totals							$(31,940)	$(25,201)	$6,739
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	$(883,029)	$—	$(883,029)
Pay	12M SOFR	Annually	3.650%	Annually	11/22/24	USD	15,600,000	(28,593)	—	(28,593)
Pay	12M SONIA	Annually	4.000%	Annually	09/18/29	GBP	20,000,000	440,986	346,328	94,658
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	(45,394)	—	(45,394)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(46,556)	—	(46,556)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(354,302)	—	(354,302)
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	172,771	(333,924)	506,695
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	43,469	1,270	42,199
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(44,281)	(14,557)	(29,724)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	299,744	(306,424)	606,168
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	530,581	96,057	434,524
BHFTI-277

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	$580,392	$(248,912)	$829,304
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(1,176,213)	—	(1,176,213)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(843,944)	(1)	(843,943)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(329,783)	(227,492)	(102,291)
Pay	6M EURIBOR	Annually	2.500%	Annually	03/19/35	EUR	52,025,000	836,118	359,594	476,524
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	1,700,000	30,927	—	30,927
Pay	6M EURIBOR	Annually	2.780%	Annually	05/02/29	EUR	3,600,000	94,480	—	94,480
Pay	6M EURIBOR	Annually	2.860%	Annually	04/24/29	EUR	5,300,000	159,439	—	159,439
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	(501,032)	1,383,924	(1,884,956)
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	5,972,847	6,775,061	(802,214)
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	18,022,632	11,048,542	6,974,090
Receive	12M SOFR	Annually	3.100%	Annually	07/05/31	USD	7,100,000	54,002	(13,415)	67,417
Receive	12M SOFR	Annually	3.240%	Annually	09/16/34	USD	1,700,000	13,620	—	13,620
Receive	12M SOFR	Annually	3.278%	Annually	09/16/34	USD	3,400,000	16,445	—	16,445
Receive	12M SOFR	Annually	3.300%	Annually	07/02/31	USD	34,000,000	(138,797)	(344,770)	205,973
Receive	12M SOFR	Annually	3.350%	Annually	06/30/31	USD	24,800,000	(173,211)	(86,005)	(87,206)
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	(2,070,855)	1,769,104	(3,839,959)
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	129	25,907	(25,778)
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	9,200,000	(343,982)	219,756	(563,738)
Receive	12M SOFR	Annually	3.565%	Annually	08/28/34	USD	3,300,000	(64,255)	—	(64,255)
Receive	12M SOFR	Annually	3.569%	Annually	08/14/34	USD	3,200,000	(63,299)	—	(63,299)
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	(1,006,308)	—	(1,006,308)
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	78,900,000	(986,170)	—	(986,170)
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	(296,602)	—	(296,602)
Receive	12M SOFR	Annually	3.679%	Annually	08/13/34	USD	2,800,000	(81,235)	—	(81,235)
Receive	12M SOFR	Annually	3.684%	Annually	01/03/34	USD	1,600,000	(45,930)	—	(45,930)
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	(686,983)	—	(686,983)
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	22,500,000	(692,602)	—	(692,602)
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	(79,245)	—	(79,245)
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	(182,757)	—	(182,757)
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	(136,650)	—	(136,650)
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	(205,687)	—	(205,687)
Receive	12M SOFR	Annually	3.743%	Annually	08/15/33	USD	1,500,000	(49,180)	—	(49,180)
Receive	12M SOFR	Annually	3.745%	Annually	08/15/33	USD	9,600,000	(316,195)	—	(316,195)
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	(1,540,165)	(1,125,125)	(415,040)
Receive	12M SOFR	Annually	3.750%	Annually	12/18/34	USD	27,675,000	(1,040,755)	(156,116)	(884,639)
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	(379,022)	—	(379,022)
Receive	12M SOFR	Annually	3.754%	Annually	08/15/33	USD	10,400,000	(349,818)	—	(349,818)
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	(459,868)	—	(459,868)
Receive	12M SOFR	Annually	3.854%	Annually	12/29/33	USD	3,300,000	(139,232)	—	(139,232)
Receive	12M SOFR	Annually	3.950%	Annually	12/19/33	USD	3,500,000	(174,112)	—	(174,112)
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	11,100,000	(749,064)	—	(749,064)
Receive	12M SOFR	Annually	4.250%	Annually	11/22/33	USD	3,300,000	(241,425)	—	(241,425)
Receive	12M SOFR	Annually	5.160%	Annually	05/31/25	USD	41,800,000	(258,810)	(1,173)	(257,637)
Receive	12M SOFR	Annually	5.388%	Annually	10/18/24	USD	69,500,000	(9,460)	—	(9,460)
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(1,744,359)	(341,816)	(1,402,543)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	10,900,000	(624,761)	(37,905)	(586,856)
Receive	6M EURIBOR	Annually	2.250%	Annually	03/19/55	EUR	44,949,000	75,638	212,839	(137,201)
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	359,900,000	119,795	(242,840)	362,635
Totals								$7,880,094	$18,757,907	$(10,877,813)
BHFTI-278

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	0.818%	USD	3,800,000	$619,271	$383,632	$235,639
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.474%	USD	21,100,000	393,536	(91,794)	485,330
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	1.117%	USD	3,400,000	(12,886)	(92,963)	80,077
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/29	1.438%	USD	15,500,000	(317,952)	(288,160)	(29,792)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.101%	USD	4,700,000	71,952	16,947	55,005
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.110%	USD	500,000	9,607	2,458	7,149
Rolls Royce PLC 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	0.165%	EUR	5,000,000	10,447	(65,298)	75,745
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.350%	USD	7,000,000	1,143,121	897,712	245,409
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/24	0.167%	USD	5,700,000	10,226	3,428	6,798
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.395%	USD	500,000	9,185	(5,550)	14,735
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.440%	USD	4,900,000	97,319	2,806	94,513
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.474%	USD	1,200,000	24,752	(2,397)	27,149
Totals							$2,058,578	$760,821	$1,297,757
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M FEDL	Monthly	09/24/25	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	135,372,000	$(204,000)	$—	$(204,000)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banco do Brasil SA 1.350%, due 01/15/25	1.000%	Quarterly	12/20/24	JPMC	0.420%	USD	4,000,000	$5,159	$(10,874)	$16,033
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	0.893%	USD	2,400,000	5,458	(50,317)	55,775
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	0.893%	USD	1,700,000	3,866	(37,948)	41,814
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	0.893%	USD	3,200,000	7,277	(36,860)	44,137
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.096%	USD	2,400,000	(5,940)	(59,683)	53,743
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.096%	USD	400,000	(990)	(7,518)	6,528
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.096%	USD	3,200,000	(7,919)	(61,363)	53,444
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.096%	USD	1,300,000	(3,217)	(26,088)	22,871
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.236%	USD	500,000	(3,556)	(27,576)	24,020
BHFTI-279

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.236%	USD	1,400,000	$(9,957)	$(77,194)	$67,237
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	0.651%	USD	3,100,000	23,156	(67,676)	90,832
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	0.651%	USD	36,100,000	269,651	(777,266)	1,046,917
Totals								$282,988	$(1,240,363)	$1,523,351

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amount of $709,000 has been received as collateral against open OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts and $19,106,000 as collateral for TBA securities.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,899,384,318	$—	$2,899,384,318
Corporate Bonds & Notes
Aerospace/Defense	—	23,031,292	—	23,031,292
Agriculture	—	21,125,527	—	21,125,527
Airlines	—	16,880,459	—	16,880,459
Apparel	—	2,504,447	—	2,504,447
Auto Manufacturers	—	115,909,129	—	115,909,129
Banks	—	574,929,835	—	574,929,835
Beverages	—	2,568,348	—	2,568,348
Biotechnology	—	2,905,857	—	2,905,857
Chemicals	—	8,117,734	—	8,117,734
Diversified Financial Services	—	137,394,888	1,868,802	139,263,690
Electric	—	152,315,397	—	152,315,397
Electronics	—	10,231,856	—	10,231,856
Environmental Control	—	3,906,203	—	3,906,203
Food	—	8,185,466	—	8,185,466
Gas	—	18,696,800	—	18,696,800
Healthcare-Services	—	26,939,074	—	26,939,074
Insurance	—	51,750,418	—	51,750,418
Internet	—	2,330,198	—	2,330,198
Investment Companies	—	12,971,627	—	12,971,627
Lodging	—	13,184,644	—	13,184,644
Media	—	9,630,613	—	9,630,613
Oil & Gas	—	11,125,606	—	11,125,606
Packaging & Containers	—	14,708,826	—	14,708,826
Pharmaceuticals	—	33,993,271	—	33,993,271
Pipelines	—	42,910,993	—	42,910,993
Real Estate	—	6,467,985	—	6,467,985
Real Estate Investment Trusts	—	153,415,726	—	153,415,726
BHFTI-280

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Retail	$—	$4,184,881	$—	$4,184,881
Savings & Loans	—	7,808,744	—	7,808,744
Semiconductors	—	26,967,265	—	26,967,265
Shipbuilding	—	12,666,314	—	12,666,314
Software	—	26,184,176	—	26,184,176
Telecommunications	—	14,603,488	—	14,603,488
Water	—	2,530,212	—	2,530,212
Total Corporate Bonds & Notes	—	1,573,077,299	1,868,802	1,574,946,101
Total Mortgage-Backed Securities*	—	514,372,333	—	514,372,333
Total Asset-Backed Securities*	—	478,278,596	—	478,278,596
Total Foreign Government*	—	179,863,841	—	179,863,841
Total Municipals*	—	38,392,601	—	38,392,601
Floating Rate Loans
Investment Companies	—	—	5,825,891	5,825,891
Software	—	1,691,500	—	1,691,500
Total Floating Rate Loans	—	1,691,500	5,825,891	7,517,391
Total Short-Term Investments*	—	12,161,249	—	12,161,249
Total Purchased Options at Value	—	2,114,460	—	2,114,460
Total Investments	$—	$5,699,336,197	$7,694,693	$5,707,030,890
Reverse Repurchase Agreements (Liability)	$—	$(13,327,738)	$—	$(13,327,738)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,256,185	$—	$5,256,185
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,474,165)	—	(6,474,165)
Total Forward Contracts	$—	$(1,217,980)	$—	$(1,217,980)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$967,970	$—	$—	$967,970
Futures Contracts (Unrealized Depreciation)	(662,790)	—	—	(662,790)
Total Futures Contracts	$305,180	$—	$—	$305,180
Written Options
Credit Default Swaptions at Value	$—	$(23,117)	$—	$(23,117)
Interest Rate Swaptions at Value	—	(1,776,152)	—	(1,776,152)
Options on Exchange-Traded Futures Contracts at Value	(25,201)	—	—	(25,201)
Total Written Options	$(25,201)	$(1,799,269)	$—	$(1,824,470)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,242,647	$—	$12,242,647
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(21,822,703)	—	(21,822,703)
Total Centrally Cleared Swap Contracts	$—	$(9,580,056)	$—	$(9,580,056)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$314,567	$—	$314,567
OTC Swap Contracts at Value (Liabilities)	—	(235,579)	—	(235,579)
Total OTC Swap Contracts	$—	$78,988	$—	$78,988

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-281

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—53.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.0%
Airbus SE	2,451	$358,892
Axon Enterprise, Inc. (a)	944	377,222
BAE Systems PLC	15,423	255,307
General Dynamics Corp.	1,511	456,624
General Electric Co.	12,143	2,289,927
HEICO Corp.	1,185	309,854
Howmet Aerospace, Inc.	30,279	3,035,470
Huntington Ingalls Industries, Inc. (b)	940	248,517
Kongsberg Gruppen ASA	3,519	344,782
Rolls-Royce Holdings PLC (a)	33,701	238,007
RTX Corp.	5,509	667,471
Safran SA	2,109	497,620
TransDigm Group, Inc.	925	1,320,095
		10,399,788
Air Freight & Logistics — 0.1%
DSV AS	1,593	330,576
FedEx Corp.	1,349	369,194
InPost SA (a)	6,254	118,013
United Parcel Service, Inc. - Class B	3,291	448,695
		1,266,478
Automobile Components — 0.1%
Aptiv PLC (a) (b)	1,779	128,106
Bridgestone Corp.	3,000	115,377
Niterra Co. Ltd.	3,000	83,909
Sumitomo Electric Industries Ltd.	13,400	215,040
		542,432
Automobiles — 0.8%
BYD Co. Ltd. - Class H	3,000	107,748
Ferrari NV	1,506	705,432
Ford Motor Co.	15,381	162,423
General Motors Co.	7,091	317,961
Honda Motor Co. Ltd.	44,500	469,660
Isuzu Motors Ltd.	4,700	63,408
Mazda Motor Corp. (b)	6,700	50,227
Mercedes-Benz Group AG	3,758	242,904
Rivian Automotive, Inc. - Class A (a) (b)	4,605	51,668
Stellantis NV	13,639	188,755
Suzuki Motor Corp.	12,900	143,996
Tesla, Inc. (a)	18,160	4,751,201
Toyota Motor Corp.	61,100	1,094,362
Yamaha Motor Co. Ltd.	10,200	91,382
		8,441,127
Banks — 2.8%
ANZ Group Holdings Ltd.	16,410	346,731
Banco Bilbao Vizcaya Argentaria SA	27,347	296,029
Banco Santander SA	89,724	458,522
Bank of America Corp.	51,855	2,057,606
Bank of Montreal	4,054	365,818
Bank of Nova Scotia (b)	5,429	295,806
Barclays PLC	77,808	234,163
BNP Paribas SA	9,416	646,167
Security Description	Shares	Value
Banks—(Continued)
CaixaBank SA	26,662	$158,929
Citigroup, Inc.	13,244	829,074
Commonwealth Bank of Australia	6,217	583,569
Danske Bank AS	4,347	130,881
DBS Group Holdings Ltd.	27,520	817,332
Erste Group Bank AG	4,589	251,780
Eurobank Ergasias Services & Holdings SA - Class A	24,511	56,152
Fifth Third Bancorp	2,791	119,566
First Horizon Corp.	13,222	205,338
HSBC Holdings PLC	110,338	990,685
ING Groep NV	28,265	514,093
Intesa Sanpaolo SpA	114,782	491,305
JPMorgan Chase & Co.	38,284	8,072,564
KBC Group NV	1,753	139,476
KeyCorp	5,720	95,810
Lloyds Banking Group PLC	285,168	223,921
M&T Bank Corp. (b)	1,087	193,616
Mediobanca Banca di Credito Finanziario SpA	5,880	100,408
Mitsubishi UFJ Financial Group, Inc.	43,000	437,745
Mizuho Financial Group, Inc.	35,590	731,553
National Australia Bank Ltd.	15,946	412,953
National Bank of Canada	2,353	222,243
Nordea Bank Abp	18,090	213,149
NU Holdings Ltd. - Class A (a)	7,911	107,985
Oversea-Chinese Banking Corp. Ltd.	29,000	341,484
PNC Financial Services Group, Inc.	3,736	690,600
Popular, Inc.	1,049	105,183
Regions Financial Corp.	7,865	183,491
Royal Bank of Canada	13,747	1,715,770
Skandinaviska Enskilda Banken AB - Class A	11,480	175,638
Societe Generale SA	8,979	223,841
Standard Chartered PLC	16,942	180,166
Sumitomo Mitsui Financial Group, Inc.	33,300	708,954
Toronto-Dominion Bank (b)	13,097	828,168
Truist Financial Corp.	13,134	561,741
U.S. Bancorp	18,956	866,858
UniCredit SpA	16,909	743,060
United Overseas Bank Ltd.	8,300	208,264
Wells Fargo & Co.	26,290	1,485,122
Westpac Banking Corp.	15,782	347,100
		30,166,409
Beverages — 0.7%
Anheuser-Busch InBev SA	6,262	414,898
Celsius Holdings, Inc. (a) (b)	2,395	75,107
Coca-Cola Co.	59,530	4,277,826
Diageo PLC	12,136	423,450
Keurig Dr. Pepper, Inc.	3,403	127,544
Kirin Holdings Co. Ltd.	40,400	615,608
Monster Beverage Corp. (a)	7,595	396,231
PepsiCo, Inc.	9,494	1,614,455
Pernod Ricard SA	1,284	194,076
		8,139,195
Biotechnology — 0.9%
AbbVie, Inc.	17,606	3,476,833
BHFTI-282

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Alnylam Pharmaceuticals, Inc. (a)	509	$139,990
Amgen, Inc.	3,737	1,204,099
Argenx SE (a)	243	131,529
Biogen, Inc. (a)	538	104,286
CSL Ltd.	1,913	379,451
Exact Sciences Corp. (a) (b)	842	57,357
Exelixis, Inc. (a)	2,388	61,969
Gilead Sciences, Inc.	7,558	633,663
Halozyme Therapeutics, Inc. (a)	1,044	59,759
Incyte Corp. (a) (b)	1,469	97,101
Moderna, Inc. (a) (b)	1,197	79,995
Neurocrine Biosciences, Inc. (a)	1,258	144,947
Regeneron Pharmaceuticals, Inc. (a)	884	929,296
United Therapeutics Corp. (a)	1,512	541,825
Vertex Pharmaceuticals, Inc. (a)	2,918	1,357,103
		9,399,203
Broadline Retail — 1.9%
Alibaba Group Holding Ltd.	16,800	223,300
Amazon.com, Inc. (a)	86,581	16,132,638
Dollarama, Inc.	7,523	770,629
eBay, Inc. (b)	15,629	1,017,604
Etsy, Inc. (a) (b)	1,683	93,457
JD.com, Inc. - Class A	5,600	112,031
MercadoLibre, Inc. (a)	500	1,025,980
PDD Holdings, Inc. (ADR) (a)	2,342	315,725
Prosus NV	6,386	276,189
Wesfarmers Ltd.	8,448	411,013
		20,378,566
Building Products — 0.7%
A.O. Smith Corp.	2,902	260,687
Armstrong World Industries, Inc.	1,635	214,888
Assa Abloy AB - Class B	19,703	663,384
Carlisle Cos., Inc.	632	284,242
Carrier Global Corp. (b)	22,358	1,799,595
Cie de Saint-Gobain SA	8,627	786,350
Daikin Industries Ltd.	1,600	224,671
Lennox International, Inc.	472	285,225
Masco Corp.	2,327	195,328
Owens Corning	8,233	1,453,289
Sanwa Holdings Corp.	12,800	337,728
Trane Technologies PLC	2,876	1,117,988
		7,623,375
Capital Markets — 1.7%
Ameriprise Financial, Inc. (b)	1,198	562,832
Bank of New York Mellon Corp.	14,466	1,039,527
BlackRock, Inc.	2,510	2,383,270
Blackstone, Inc.	3,281	502,419
Brookfield Asset Management Ltd. - Class A (b)	3,297	155,873
Brookfield Corp.	6,837	363,120
Charles Schwab Corp.	8,678	562,421
CME Group, Inc.	1,329	293,244
Coinbase Global, Inc. - Class A (a)	1,745	310,907
Deutsche Bank AG	11,520	198,579
Security Description	Shares	Value
Capital Markets—(Continued)
Deutsche Boerse AG	1,099	$257,718
Evercore, Inc. - Class A	513	129,963
Futu Holdings Ltd. (ADR) (a)	981	93,833
Goldman Sachs Group, Inc. (b)	1,444	714,939
Hong Kong Exchanges & Clearing Ltd.	4,800	195,917
Intercontinental Exchange, Inc.	7,594	1,219,900
Japan Exchange Group, Inc.	6,900	89,557
London Stock Exchange Group PLC	1,425	194,842
Macquarie Group Ltd.	2,696	434,780
Moody's Corp.	4,301	2,041,211
Morgan Stanley	19,524	2,035,182
MSCI, Inc.	1,530	891,883
Nomura Holdings, Inc.	32,700	171,243
S&P Global, Inc.	4,364	2,254,530
State Street Corp.	1,922	170,039
Stifel Financial Corp.	1,238	116,248
Swissquote Group Holding SA	270	97,351
Tradeweb Markets, Inc. - Class A	543	67,153
UBS Group AG	26,691	824,082
		18,372,563
Chemicals — 1.0%
Air Liquide SA	5,580	1,077,695
Air Products & Chemicals, Inc. (b)	846	251,888
Albemarle Corp. (b)	1,136	107,591
BASF SE	3,863	204,437
Corteva, Inc. (b)	3,420	201,062
Dow, Inc.	4,043	220,869
DuPont de Nemours, Inc.	5,503	490,372
Ecolab, Inc.	6,866	1,753,096
Givaudan SA	54	296,197
International Flavors & Fragrances, Inc.	4,994	524,020
Linde PLC	3,937	1,877,398
Mitsubishi Gas Chemical Co., Inc.	2,400	46,467
Novonesis (Novozymes) B - B Shares	2,823	203,282
Resonac Holdings Corp.	4,100	104,978
RPM International, Inc.	1,276	154,396
Sherwin-Williams Co.	5,239	1,999,569
Shin-Etsu Chemical Co. Ltd.	18,300	765,435
Sika AG	926	307,218
Toray Industries, Inc.	22,900	134,820
		10,720,790
Commercial Services & Supplies — 0.5%
Brambles Ltd.	14,809	195,199
Cintas Corp.	9,636	1,983,860
Copart, Inc. (a)	8,441	442,308
Republic Services, Inc.	2,745	551,306
Rollins, Inc.	11,831	598,412
Veralto Corp.	1,909	213,541
Waste Connections, Inc.	1,144	204,489
Waste Management, Inc.	5,202	1,079,935
		5,269,050
Communications Equipment — 0.6%
Accton Technology Corp.	7,000	118,050
BHFTI-283

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Communications Equipment—(Continued)
Arista Networks, Inc. (a)	8,326	$3,195,685
Cisco Systems, Inc.	25,883	1,377,493
Motorola Solutions, Inc.	3,735	1,679,368
Nokia OYJ	36,311	158,689
Telefonaktiebolaget LM Ericsson - B Shares (b)	17,342	131,074
		6,660,359
Construction & Engineering — 0.2%
Bouygues SA	2,735	91,609
Eiffage SA	2,381	229,958
HOCHTIEF AG	1,826	224,877
Obayashi Corp.	10,500	133,098
Quanta Services, Inc. (b)	834	248,657
Taisei Corp.	1,900	83,156
Vinci SA	5,694	666,198
		1,677,553
Construction Materials — 0.1%
CRH PLC	3,322	308,082
Heidelberg Materials AG	1,519	165,113
Holcim AG	5,049	493,652
James Hardie Industries PLC (a)	6,181	247,406
		1,214,253
Consumer Finance — 0.3%
American Express Co.	10,983	2,978,589
Capital One Financial Corp.	2,141	320,572
Discover Financial Services	3,248	455,662
		3,754,823
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	4,032	3,574,449
Dollar General Corp. (b)	774	65,457
Dollar Tree, Inc. (a) (b)	1,416	99,573
Endeavour Group Ltd.	51,624	179,067
Kesko OYJ - B Shares	6,511	139,036
Koninklijke Ahold Delhaize NV	7,064	244,075
Kroger Co.	2,845	163,019
Loblaw Cos. Ltd.	3,810	507,305
Seven & i Holdings Co. Ltd.	15,500	232,115
Sysco Corp.	3,101	242,064
Target Corp.	3,724	580,423
Walgreens Boots Alliance, Inc. (b)	8,092	72,504
Walmart, Inc.	55,616	4,490,992
Woolworths Group Ltd.	8,891	204,403
		10,794,482
Containers & Packaging — 0.1%
Ball Corp. (b)	18,409	1,250,155
International Paper Co. (b)	3,402	166,188
Packaging Corp. of America	495	106,623
		1,522,966
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	45,282	996,204
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Cellnex Telecom SA (a)	3,207	$129,938
Deutsche Telekom AG	41,665	1,223,776
Koninklijke KPN NV	144,989	592,173
Nippon Telegraph & Telephone Corp.	110,600	113,192
Spark New Zealand Ltd.	86,500	166,529
Verizon Communications, Inc.	26,583	1,193,842
		4,415,654
Electric Utilities — 0.8%
Constellation Energy Corp.	1,431	372,089
Duke Energy Corp.	4,189	482,992
Edison International	8,287	721,715
Enel SpA	35,647	284,872
Eversource Energy	3,348	227,831
Exelon Corp.	9,545	387,050
Hydro One Ltd.	13,177	456,754
Iberdrola SA	86,839	1,343,536
Kyushu Electric Power Co., Inc.	17,300	188,628
NextEra Energy, Inc. (b)	35,972	3,040,713
Redeia Corp. SA	12,339	240,011
Southern Co.	8,866	799,536
Terna - Rete Elettrica Nazionale	64,044	576,941
		9,122,668
Electrical Equipment — 0.8%
ABB Ltd.	24,117	1,397,978
Eaton Corp. PLC	3,761	1,246,546
Emerson Electric Co. (b)	9,520	1,041,202
Fuji Electric Co. Ltd.	2,200	132,915
Fujikura Ltd. (b)	6,200	209,512
GE Vernova, Inc. (a)	9,246	2,357,545
HD Hyundai Electric Co. Ltd.	894	227,852
Hubbell, Inc.	442	189,331
Legrand SA	2,780	320,580
Nexans SA	788	115,529
NIDEC Corp.	7,400	155,558
Schneider Electric SE	4,820	1,275,189
Vertiv Holdings Co. - Class A	2,328	231,613
Vestas Wind Systems AS (a)	7,717	170,392
		9,071,742
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. - Class A	12,944	843,431
CDW Corp.	860	194,618
Celestica, Inc. (a)	1,180	60,324
Corning, Inc.	5,768	260,425
Delta Electronics, Inc.	9,000	108,706
Dexerials Corp.	7,500	106,436
E Ink Holdings, Inc.	14,000	130,385
Fabrinet (a)	460	108,762
Jabil, Inc.	1,154	138,284
Keyence Corp.	1,500	717,978
Keysight Technologies, Inc. (a)	1,132	179,909
Lotes Co. Ltd.	2,000	88,161
Murata Manufacturing Co. Ltd. (b)	12,100	237,642
Yokogawa Electric Corp.	13,100	334,423
BHFTI-284

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Zebra Technologies Corp. - Class A (a)	448	$165,903
		3,675,387
Energy Equipment & Services — 0.0%
Schlumberger NV	12,624	529,577
Entertainment — 0.8%
Bilibili, Inc. (ADR) (a)	5,183	121,179
Capcom Co. Ltd.	3,200	74,414
Electronic Arts, Inc.	3,712	532,449
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	8,638	668,840
Netflix, Inc. (a)	6,161	4,369,812
Nintendo Co. Ltd.	6,800	362,550
ROBLOX Corp. - Class A (a)	2,948	130,478
Roku, Inc. (a) (b)	851	63,536
Sea Ltd. (ADR) (a)	5,070	478,000
Spotify Technology SA (a)	1,240	456,977
Take-Two Interactive Software, Inc. (a)	946	145,410
Walt Disney Co.	11,909	1,145,527
Warner Bros Discovery, Inc. (a)	12,484	102,993
		8,652,165
Financial Services — 1.6%
Adyen NV (a)	102	159,747
Apollo Global Management, Inc.	1,898	237,079
Berkshire Hathaway, Inc. - Class B (a)	8,495	3,909,909
Block, Inc. (a)	6,642	445,878
Essent Group Ltd.	3,241	208,364
Fidelity National Information Services, Inc.	2,454	205,523
Fiserv, Inc. (a)	4,802	862,679
Global Payments, Inc.	1,305	133,658
HA Sustainable Infrastructure Capital, Inc. (b)	3,661	126,195
Mastercard, Inc. - Class A	8,289	4,093,108
MGIC Investment Corp.	7,501	192,026
NMI Holdings, Inc. (a)	2,634	108,494
PayPal Holdings, Inc. (a)	7,445	580,933
Radian Group, Inc. (b)	3,269	113,402
Visa, Inc. - Class A (b)	22,152	6,090,692
		17,467,687
Food Products — 0.3%
Ajinomoto Co., Inc.	2,000	77,313
Archer-Daniels-Midland Co.	2,492	148,872
Conagra Brands, Inc.	4,887	158,925
Danone SA	3,913	284,931
General Mills, Inc.	2,327	171,849
Mondelez International, Inc. - Class A	14,113	1,039,705
Nestle SA (b)	14,503	1,461,656
		3,343,251
Gas Utilities — 0.0%
Atmos Energy Corp. (b)	1,343	186,287
Hong Kong & China Gas Co. Ltd.	122,857	100,080
		286,367
Security Description	Shares	Value
Ground Transportation — 0.6%
Canadian National Railway Co.	4,557	$533,618
Canadian Pacific Kansas City Ltd.	5,875	502,467
CSX Corp.	13,693	472,819
Norfolk Southern Corp.	1,109	275,587
Old Dominion Freight Line, Inc.	1,580	313,851
TFI International, Inc.	854	116,976
Uber Technologies, Inc. (a) (b)	30,757	2,311,696
Union Pacific Corp.	8,632	2,127,615
		6,654,629
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	10,839	1,235,754
Align Technology, Inc. (a) (b)	371	94,353
Baxter International, Inc.	3,021	114,707
Becton Dickinson & Co.	1,291	311,260
Boston Scientific Corp. (a)	33,103	2,774,031
Dexcom, Inc. (a)	1,652	110,750
Edwards Lifesciences Corp. (a)	2,513	165,833
EssilorLuxottica SA	1,435	340,038
GE HealthCare Technologies, Inc.	2,163	202,998
Hoya Corp.	3,500	484,649
IDEXX Laboratories, Inc. (a) (b)	1,235	623,947
Intuitive Surgical, Inc. (a)	4,212	2,069,229
Koninklijke Philips NV (a)	6,035	197,758
Lantheus Holdings, Inc. (a)	1,071	117,542
Medtronic PLC	7,947	715,469
Olympus Corp.	9,000	170,816
ResMed, Inc. (b)	844	206,037
Solventum Corp. (a)	473	32,978
Stryker Corp.	6,020	2,174,785
Sysmex Corp.	8,600	169,714
TransMedics Group, Inc. (a) (b)	1,513	237,541
Zimmer Biomet Holdings, Inc. (b)	1,308	141,199
		12,691,388
Health Care Providers & Services — 1.4%
Cencora, Inc. (b)	1,898	427,202
Centene Corp. (a)	2,329	175,327
Cigna Group	5,352	1,854,147
CVS Health Corp.	4,591	288,682
DaVita, Inc. (a)	582	95,407
Elevance Health, Inc.	3,827	1,990,040
HCA Healthcare, Inc. (b)	6,282	2,553,193
Hims & Hers Health, Inc. (a)	13,072	240,786
Humana, Inc.	475	150,452
McKesson Corp.	1,228	607,148
UnitedHealth Group, Inc.	11,178	6,535,553
		14,917,937
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc.	3,207	130,525
Ventas, Inc.	8,332	534,331
Welltower, Inc.	7,979	1,021,551
		1,686,407
BHFTI-285

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (a)	834	$175,032
Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc. - Class A (a)	1,420	180,070
Amadeus IT Group SA	2,727	196,830
Aristocrat Leisure Ltd.	6,163	249,241
Booking Holdings, Inc.	651	2,742,090
Caesars Entertainment, Inc. (a) (b)	3,030	126,472
Chipotle Mexican Grill, Inc. (a)	5,386	310,341
Compass Group PLC	6,840	219,156
Delivery Hero SE (a)	1,182	47,885
Evolution AB	1,168	114,797
Flutter Entertainment PLC (a)	783	184,250
Galaxy Entertainment Group Ltd.	34,000	168,583
Hilton Worldwide Holdings, Inc.	1,792	413,056
InterContinental Hotels Group PLC	2,711	296,277
Las Vegas Sands Corp. (b)	2,695	135,666
Marriott International, Inc. - Class A	1,405	349,283
McDonald's Corp.	4,561	1,388,870
Meituan - Class B (a)	7,200	153,244
Oriental Land Co. Ltd.	5,700	147,076
Royal Caribbean Cruises Ltd. (b)	1,132	200,772
Starbucks Corp.	7,332	714,797
Texas Roadhouse, Inc.	2,031	358,675
Yum! Brands, Inc.	1,672	233,595
		8,931,026
Household Durables — 0.4%
DR Horton, Inc.	3,587	684,292
Lennar Corp. - Class A	2,977	558,128
NVR, Inc. (a)	144	1,412,899
PulteGroup, Inc.	2,121	304,427
Sekisui Chemical Co. Ltd.	18,900	294,538
Sekisui House Ltd.	5,900	164,205
Sony Group Corp.	38,500	747,725
Sumitomo Forestry Co. Ltd.	3,200	158,957
Toll Brothers, Inc.	435	67,203
		4,392,374
Household Products — 0.8%
Church & Dwight Co., Inc. (b)	2,842	297,614
Clorox Co.	794	129,351
Colgate-Palmolive Co.	19,523	2,026,683
Essity AB - Class B	6,683	208,567
Kimberly-Clark Corp.	4,443	632,150
Procter & Gamble Co.	32,551	5,637,833
Reckitt Benckiser Group PLC	2,929	179,366
		9,111,564
Independent Power and Renewable Electricity Producers — 0.0%
Orsted AS (a)	1,379	91,690
RWE AG	4,287	155,941
		247,631
Industrial Conglomerates — 0.4%
3M Co.	4,394	600,660
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Hitachi Ltd.	44,600	$1,178,274
Honeywell International, Inc.	2,424	501,065
Lifco AB - B Shares	9,870	324,994
Siemens AG	6,714	1,355,896
		3,960,889
Industrial REITs — 0.1%
Nippon Prologis REIT, Inc.	112	191,894
Prologis, Inc.	8,658	1,093,332
Terreno Realty Corp.	3,119	208,443
		1,493,669
Insurance — 1.8%
Aflac, Inc.	12,061	1,348,420
AIA Group Ltd.	94,600	836,529
Allianz SE	2,993	982,088
Allstate Corp.	1,300	246,545
American International Group, Inc.	2,338	171,212
Aon PLC - Class A (b)	1,607	556,006
Arch Capital Group Ltd. (a)	4,338	485,335
ASR Nederland NV	2,639	129,406
Assurant, Inc.	1,256	249,768
Assured Guaranty Ltd.	843	67,035
AXA SA	17,562	675,900
Axis Capital Holdings Ltd. (b)	1,233	98,159
Chubb Ltd.	8,558	2,468,042
Dai-ichi Life Holdings, Inc.	7,300	188,049
Everest Group Ltd.	311	121,859
Fairfax Financial Holdings Ltd.	86	108,588
Generali	10,792	311,979
Great-West Lifeco, Inc.	3,069	104,656
Hartford Financial Services Group, Inc.	2,457	288,968
Loews Corp.	6,014	475,407
Manulife Financial Corp.	27,344	808,118
Markel Group, Inc. (a)	219	343,519
Marsh & McLennan Cos., Inc.	10,737	2,395,317
MS&AD Insurance Group Holdings, Inc.	10,700	249,634
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,838	1,011,314
NN Group NV	4,843	241,538
Primerica, Inc. (b)	469	124,355
Progressive Corp.	4,984	1,264,740
Prudential Financial, Inc.	2,605	315,465
Prudential PLC	11,666	108,827
Reinsurance Group of America, Inc.	1,095	238,568
Sun Life Financial, Inc.	3,883	225,237
T&D Holdings, Inc.	9,300	162,431
Tokio Marine Holdings, Inc. (b)	11,100	407,200
Unum Group	2,097	124,646
Willis Towers Watson PLC	668	196,746
Zurich Insurance Group AG	1,801	1,086,415
		19,218,021
Interactive Media & Services — 2.9%
Alphabet, Inc. - Class A	64,344	10,671,453
Alphabet, Inc. - Class C	49,854	8,335,090
Auto Trader Group PLC	23,235	269,728
BHFTI-286

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Match Group, Inc. (a)	1,973	$74,658
Meta Platforms, Inc. - Class A	21,227	12,151,184
Pinterest, Inc. - Class A (a)	2,881	93,258
Snap, Inc. - Class A (a) (b)	5,292	56,624
Tencent Holdings Ltd.	4,400	246,369
		31,898,364
IT Services — 0.7%
Accenture PLC - Class A	3,949	1,395,892
Cloudflare, Inc. - Class A (a)	4,916	397,655
Cognizant Technology Solutions Corp. - Class A	2,006	154,823
Gartner, Inc. (a)	1,988	1,007,439
International Business Machines Corp.	10,850	2,398,718
MongoDB, Inc. (a) (b)	500	135,175
Nomura Research Institute Ltd.	4,600	170,089
Okta, Inc. (a)	3,346	248,742
Shopify, Inc. - Class A (a)	9,256	741,534
Snowflake, Inc. - Class A (a) (b)	2,321	266,590
Twilio, Inc. - Class A (a)	1,624	105,917
VeriSign, Inc. (a)	1,102	209,336
		7,231,910
Leisure Products — 0.0%
Shimano, Inc.	1,100	208,545
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	2,018	299,633
Bachem Holding AG (b)	1,285	108,307
Danaher Corp.	7,311	2,032,604
Illumina, Inc. (a) (b)	725	94,547
IQVIA Holdings, Inc. (a)	3,034	718,967
Lonza Group AG (b)	299	189,153
Medpace Holdings, Inc. (a)	550	183,590
Mettler-Toledo International, Inc. (a)	139	208,458
Thermo Fisher Scientific, Inc.	4,732	2,927,073
West Pharmaceutical Services, Inc. (b)	381	114,361
		6,876,693
Machinery — 1.0%
ANDRITZ AG	3,100	220,236
Atlas Copco AB - A Shares	31,517	609,748
Caterpillar, Inc.	5,443	2,128,866
Cummins, Inc.	765	247,699
Daimler Truck Holding AG	3,779	141,309
Deere & Co.	2,720	1,135,138
Ebara Corp.	6,400	105,997
FANUC Corp. (b)	5,800	169,515
Illinois Tool Works, Inc.	3,481	912,266
IMI PLC	4,340	105,415
Komatsu Ltd.	15,400	427,181
NGK Insulators Ltd.	4,400	57,531
Otis Worldwide Corp. (b)	8,066	838,380
PACCAR, Inc.	3,867	381,596
Parker-Hannifin Corp.	2,933	1,853,128
Pentair PLC	1,756	171,719
Rational AG	41	41,788
Security Description	Shares	Value
Machinery—(Continued)
Snap-on, Inc.	550	$159,340
Techtronic Industries Co. Ltd.	12,000	181,904
Volvo AB - B Shares	13,583	359,089
Yangzijiang Shipbuilding Holdings Ltd.	110,700	210,922
		10,458,767
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. (b)	4,700	161,901
Media — 0.2%
Charter Communications, Inc. - Class A (a) (b)	341	110,511
Comcast Corp. - Class A	21,191	885,148
Omnicom Group, Inc.	3,656	377,994
Trade Desk, Inc. - Class A (a)	9,370	1,027,421
		2,401,074
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd.	4,968	400,210
Anglo American PLC	11,453	372,235
ATI, Inc. (a)	3,928	262,822
BHP Group Ltd.	19,624	610,168
Dowa Holdings Co. Ltd.	3,400	124,823
Franco-Nevada Corp.	1,223	151,902
Freeport-McMoRan, Inc.	8,652	431,908
Kobe Steel Ltd. (b)	14,600	174,681
Mitsui Mining & Smelting Co. Ltd.	2,800	95,574
Newmont Corp.	5,456	291,623
Nippon Steel Corp.	7,800	174,162
Nucor Corp. (b)	2,278	342,475
Rio Tinto Ltd.	2,599	231,407
Rio Tinto PLC	11,863	840,741
Steel Dynamics, Inc.	4,438	559,543
		5,064,274
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	4,456	464,003
Dominion Energy, Inc.	4,376	252,889
E.ON SE	12,506	185,963
Engie SA	12,471	215,434
National Grid PLC	32,882	453,297
NiSource, Inc. (b)	6,612	229,106
Sempra	6,816	570,022
WEC Energy Group, Inc. (b)	3,603	346,537
		2,717,251
Office REITs — 0.0%
Nippon Building Fund, Inc.	335	307,489
Oil, Gas & Consumable Fuels — 1.9%
BP PLC	119,085	628,146
Canadian Natural Resources Ltd.	14,563	483,585
Cenovus Energy, Inc.	7,302	122,127
Chevron Corp. (b)	11,926	1,756,342
ConocoPhillips (b)	30,272	3,187,036
Coterra Energy, Inc.	49,940	1,196,063
Enbridge, Inc.	18,893	767,482
BHFTI-287

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
ENEOS Holdings, Inc.	27,300	$148,636
Eni SpA	33,185	507,755
EOG Resources, Inc.	7,334	901,569
Exxon Mobil Corp.	30,769	3,606,742
Galp Energia SGPS SA	7,369	138,363
Gaztransport Et Technigaz SA	1,497	211,963
Hess Corp.	1,941	263,588
Inpex Corp.	27,100	367,614
Keyera Corp.	8,708	271,519
Kinder Morgan, Inc.	26,469	584,700
Marathon Petroleum Corp.	1,894	308,552
Neste OYJ	1,959	38,071
Occidental Petroleum Corp.	2,578	132,870
OMV AG	2,732	116,844
Phillips 66	1,919	252,253
Repsol SA	19,661	260,186
Shell PLC	61,613	2,012,680
Suncor Energy, Inc.	7,550	278,677
TC Energy Corp. (b)	6,146	292,156
TotalEnergies SE	19,846	1,286,324
Valero Energy Corp. (b)	2,845	384,160
Williams Cos., Inc.	6,369	290,745
Woodside Energy Group Ltd.	9,204	159,515
		20,956,263
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ	6,097	204,339
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. - Class A	949	94,606
Kao Corp.	5,200	257,686
L'Oreal SA	1,653	741,046
Shiseido Co. Ltd.	3,400	92,156
Unilever PLC	21,181	1,371,723
		2,557,217
Pharmaceuticals — 2.5%
Astellas Pharma, Inc.	13,900	159,550
AstraZeneca PLC	10,819	1,685,220
Bayer AG	3,240	109,425
Bristol-Myers Squibb Co.	29,954	1,549,820
Chugai Pharmaceutical Co. Ltd.	3,900	188,613
Daiichi Sankyo Co. Ltd.	15,200	499,718
Eisai Co. Ltd.	1,300	48,372
Eli Lilly & Co.	8,971	7,947,768
GSK PLC	36,749	747,471
Johnson & Johnson	14,589	2,364,293
Merck & Co., Inc.	25,921	2,943,589
Novartis AG	14,251	1,640,515
Novo Nordisk AS - Class B	22,938	2,731,302
Pfizer, Inc.	30,929	895,085
Recordati Industria Chimica e Farmaceutica SpA	4,286	242,552
Richter Gedeon Nyrt	7,681	236,579
Roche Holding AG (b)	4,028	1,289,422
Sandoz Group AG	3,593	149,818
Sanofi SA	7,067	814,218
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co. Ltd.	9,500	$271,689
Viatris, Inc.	9,748	113,174
Zoetis, Inc.	3,307	646,122
		27,274,315
Professional Services — 0.5%
Automatic Data Processing, Inc.	3,231	894,114
Bureau Veritas SA	14,364	476,721
Experian PLC	4,691	247,131
Leidos Holdings, Inc.	3,147	512,961
MEITEC Group Holdings, Inc.	9,500	210,145
Paychex, Inc.	1,026	137,679
Recruit Holdings Co. Ltd.	13,800	840,547
RELX PLC	17,226	813,855
SS&C Technologies Holdings, Inc.	3,427	254,318
Verisk Analytics, Inc.	1,225	328,251
Wolters Kluwer NV	1,399	235,811
		4,951,533
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	5,096	634,350
CK Asset Holdings Ltd.	37,500	162,955
CoStar Group, Inc. (a) (b)	2,008	151,484
Mitsubishi Estate Co. Ltd.	4,600	72,622
Mitsui Fudosan Co. Ltd.	26,900	251,981
Vonovia SE	3,545	129,197
		1,402,589
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	5,141	366,759
Retail REITs — 0.1%
Kimco Realty Corp.	5,279	122,578
Simon Property Group, Inc.	4,237	716,138
		838,716
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. (a)	17,175	2,818,074
Advantest Corp.	8,000	380,133
Analog Devices, Inc.	3,711	854,161
Applied Materials, Inc.	6,083	1,229,070
ASM International NV	177	116,643
ASML Holding NV	2,702	2,252,520
Broadcom, Inc.	37,624	6,490,140
Enphase Energy, Inc. (a)	611	69,055
First Solar, Inc. (a)	3,979	992,522
Infineon Technologies AG	5,355	187,421
Intel Corp.	13,053	306,223
KLA Corp.	1,081	837,137
Lam Research Corp.	1,709	1,394,681
Lasertec Corp.	700	115,964
Marvell Technology, Inc.	7,036	507,436
Microchip Technology, Inc.	2,927	235,009
Micron Technology, Inc.	8,141	844,303
Monolithic Power Systems, Inc.	276	255,162
NVIDIA Corp.	227,481	27,625,293
BHFTI-288

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
NXP Semiconductors NV	2,164	$519,382
QUALCOMM, Inc.	8,198	1,394,070
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,247	216,566
Texas Instruments, Inc. (b)	11,565	2,388,982
Tokyo Electron Ltd.	3,500	621,501
		52,651,448
Software — 5.1%
Adobe, Inc. (a)	6,196	3,208,165
AppLovin Corp. - Class A (a)	810	105,746
Atlassian Corp. - Class A (a)	561	89,092
Autodesk, Inc. (a)	1,630	449,032
Cadence Design Systems, Inc. (a)	5,918	1,603,956
Check Point Software Technologies Ltd. (a)	705	135,931
Clear Secure, Inc. - Class A (b)	3,403	112,775
Constellation Software, Inc.	313	1,018,300
Crowdstrike Holdings, Inc. - Class A (a)	3,585	1,005,485
Datadog, Inc. - Class A (a)	4,836	556,430
DocuSign, Inc. (a)	2,265	140,634
Fair Isaac Corp. (a)	741	1,440,148
Fortinet, Inc. (a)	2,681	207,912
Guidewire Software, Inc. (a)	618	113,057
HubSpot, Inc. (a)	301	160,012
Intuit, Inc. (b)	3,422	2,125,062
Manhattan Associates, Inc. (a)	482	135,625
Microsoft Corp.	66,383	28,564,605
Nice Ltd. (ADR) (a) (b)	536	93,087
Nutanix, Inc. - Class A (a)	8,723	516,838
Oracle Corp.	21,081	3,592,202
Palantir Technologies, Inc. - Class A (a) (b)	22,947	853,628
Palo Alto Networks, Inc. (a) (b)	2,434	831,941
Progress Software Corp.	768	51,740
Roper Technologies, Inc.	790	439,588
Salesforce, Inc.	10,849	2,969,480
SAP SE	7,599	1,726,198
ServiceNow, Inc. (a)	2,313	2,068,724
Synopsys, Inc. (a)	1,276	646,154
Workday, Inc. - Class A (a)	920	224,857
Zscaler, Inc. (a) (b)	1,844	315,213
		55,501,617
Specialized REITs — 0.4%
American Tower Corp.	5,448	1,266,987
Crown Castle, Inc.	1,694	200,959
Digital Realty Trust, Inc.	1,471	238,052
Equinix, Inc.	1,359	1,206,289
Extra Space Storage, Inc. (b)	2,758	496,964
Public Storage	957	348,224
SBA Communications Corp.	612	147,308
Weyerhaeuser Co. (b)	6,364	215,485
		4,120,268
Specialty Retail — 1.0%
AutoZone, Inc. (a) (b)	212	667,808
Home Depot, Inc.	9,362	3,793,482
Industria de Diseno Textil SA (b)	11,507	681,063
Security Description	Shares	Value
Specialty Retail—(Continued)
Lowe's Cos., Inc.	2,689	$728,316
O'Reilly Automotive, Inc. (a)	1,501	1,728,552
Ross Stores, Inc.	1,701	256,017
Sanrio Co. Ltd. (b)	3,900	112,499
TJX Cos., Inc.	21,157	2,486,794
		10,454,531
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	120,940	28,179,020
Asia Vital Components Co. Ltd.	5,000	94,281
Dell Technologies, Inc. - Class C	1,399	165,838
Hewlett Packard Enterprise Co.	5,108	104,510
HP, Inc. (b)	10,844	388,974
NetApp, Inc.	2,465	304,452
Pure Storage, Inc. - Class A (a)	4,489	225,527
Samsung Electronics Co. Ltd.	2,205	104,507
Seagate Technology Holdings PLC (b)	1,510	165,390
Xiaomi Corp. - Class B (a)	38,800	110,273
		29,842,772
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	758	200,644
Asics Corp.	13,000	272,368
Cie Financiere Richemont SA - Class A	2,373	376,221
Hermes International SCA (b)	148	364,156
Kering SA	363	103,970
Lululemon Athletica, Inc. (a)	479	129,977
LVMH Moet Hennessy Louis Vuitton SE	1,749	1,343,257
NIKE, Inc. - Class B	5,200	459,680
		3,250,273
Trading Companies & Distributors — 0.4%
Ashtead Group PLC	2,851	221,298
Fastenal Co.	5,748	410,522
Ferguson Enterprises, Inc.	1,261	248,426
ITOCHU Corp.	6,000	322,328
Marubeni Corp.	7,800	127,962
Mitsubishi Corp.	30,000	619,968
Mitsui & Co. Ltd. (b)	26,300	585,675
Rexel SA	1,833	53,100
Sumitomo Corp.	22,100	494,163
United Rentals, Inc.	620	502,033
Watsco, Inc.	312	153,467
WW Grainger, Inc. (b)	248	257,625
		3,996,567
Wireless Telecommunication Services — 0.2%
KDDI Corp.	16,100	515,342
SoftBank Group Corp.	5,100	301,082
T-Mobile U.S., Inc.	6,776	1,398,295
Vodafone Group PLC	130,504	130,991
		2,345,710
Total Common Stocks (Cost $433,532,092)		584,429,662
BHFTI-289

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—36.4%

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.6%
Boeing Co.
3.250%, 02/01/28	4,172,000	$3,952,981
3.750%, 02/01/50 (b)	1,242,000	873,150
3.950%, 08/01/59 (b)	1,935,000	1,323,307
		6,149,438
Agriculture — 0.2%
Altria Group, Inc.
5.800%, 02/14/39	1,171,000	1,231,125
BAT Capital Corp.
4.390%, 08/15/37	1,303,000	1,185,198
		2,416,323
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
2.700%, 08/10/26 (b)	3,043,000	2,923,483
2.900%, 02/16/28 (b)	2,720,000	2,525,081
4.000%, 11/13/30 (b)	200,000	184,919
6.798%, 11/07/28 (b)	668,000	705,279
General Motors Financial Co., Inc.
5.350%, 07/15/27 (b)	3,186,000	3,259,373
5.450%, 09/06/34 (b)	619,000	617,084
5.750%, 02/08/31 (b)	647,000	668,959
		10,884,178
Auto Parts & Equipment — 0.4%
Magna International, Inc.
5.500%, 03/21/33 (b)	3,794,000	4,036,359
Banks — 8.5%
Banco Santander SA
2.749%, 12/03/30 (b)	2,200,000	1,943,839
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (c)	4,226,000	3,924,863
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	10,359,000	10,027,783
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (b) (c)	4,257,000	4,063,727
5.601%, SOFR + 1.620%, 03/20/30 (144A) (b) (c)	2,414,000	2,504,308
Bank of New York Mellon Corp.
5.188%, SOFR + 1.418%, 03/14/35 (b) (c)	3,833,000	3,979,447
Barclays PLC
5.501%, 1Y H15 + 2.650%, 08/09/28 (c)	2,026,000	2,078,332
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	1,277,000	1,214,889
7.079%, SOFR + 3.650%, 02/10/34 (b) (c)	678,000	730,257
7.146%, SOFR + 2.520%, 07/13/27 (b) (c)	2,162,000	2,250,404
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b) (c)	2,080,000	1,787,277
3.650%, 5Y H15 + 2.850% (c)	3,695,000	3,574,697
M&T Bank Corp.
5.125%, 3M TSFR + 3.782%, 11/01/26 (c)	1,654,000	1,635,012
Manufacturers & Traders Trust Co.
3.400%, 08/17/27 (b)	4,596,000	4,466,607
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	4,019,847
2.943%, SOFR + 1.290%, 01/21/33 (b) (c)	3,234,000	2,888,760
Security Description	Principal Amount*	Value
Banks—(Continued)
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	4,387,000	$4,465,953
Societe Generale SA
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (b) (c)	1,449,000	1,384,408
Truist Financial Corp.
6.669%, 5Y H15 + 3.003%, 03/01/25 (c)	10,078,000	10,021,332
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (c)	11,934,000	10,761,524
3.126%, 08/13/30 (144A) (c)	1,378,000	1,288,965
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (b) (c)	2,487,000	2,378,522
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	2,483,000	2,269,898
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	7,368,000	7,161,002
5.389%, SOFR + 2.020%, 04/24/34 (b) (c)	2,420,000	2,510,012
		93,331,665
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48 (b)	9,294,000	8,601,315
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	1,815,000	1,847,921
JDE Peet's NV
2.250%, 09/24/31 (144A) (b)	1,519,000	1,272,751
		11,721,987
Building Materials — 0.3%
Carrier Global Corp.
5.900%, 03/15/34 (b)	1,490,000	1,626,198
Trane Technologies Financing Ltd.
5.250%, 03/03/33 (b)	1,935,000	2,033,059
		3,659,257
Chemicals — 0.2%
Huntsman International LLC
5.700%, 10/15/34	636,000	630,777
Westlake Corp.
3.375%, 06/15/30 (b)	1,131,000	1,068,792
		1,699,569
Commercial Services — 0.3%
Quanta Services, Inc.
2.900%, 10/01/30 (b)	2,358,000	2,171,125
Transurban Finance Co. Pty. Ltd.
2.450%, 03/16/31 (144A) (b)	1,116,000	969,766
		3,140,891
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750%, 01/30/26 (b)	1,118,000	1,076,809
3.000%, 10/29/28 (b)	3,194,000	3,017,170
4.950%, 09/10/34	1,409,000	1,401,285
Aircastle Ltd.
6.500%, 07/18/28 (144A) (b)	773,000	810,817
BHFTI-290

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Avolon Holdings Funding Ltd.
5.750%, 11/15/29 (144A) (b)	2,315,000	$2,389,353
Capital One Financial Corp.
6.051%, SOFR + 2.260%, 02/01/35 (b) (c)	1,169,000	1,237,786
Discover Financial Services
6.700%, 11/29/32	2,804,000	3,080,722
7.964%, SOFR + 3.370%, 11/02/34 (b) (c)	1,016,000	1,193,783
		14,207,725
Electric — 1.4%
AES Corp.
1.375%, 01/15/26	928,000	890,539
3.300%, 07/15/25 (144A) (b)	1,029,000	1,014,011
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	388,969
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/50	1,429,000	972,818
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	2,705,000	2,534,251
Pacific Gas & Electric Co.
3.150%, 01/01/26 (b)	1,000,000	981,085
3.300%, 08/01/40 (b)	3,059,000	2,375,915
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,336,530
2.822%, 07/15/48	2,151,000	1,615,584
Sempra
3.800%, 02/01/38 (b)	2,000,000	1,744,411
Southern California Edison Co.
4.200%, 03/01/29 (b)	500,000	498,263
5.500%, 03/15/40 (b)	335,000	348,485
		14,700,861
Electronics — 0.2%
Keysight Technologies, Inc.
3.000%, 10/30/29 (b)	2,718,000	2,537,800
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.054%, 03/15/29 (b)	2,718,000	2,574,857
5.050%, 03/15/42 (b)	1,938,000	1,582,014
5.141%, 03/15/52 (b)	1,124,000	866,913
5.391%, 03/15/62	1,468,000	1,124,989
		6,148,773
Environmental Control — 0.2%
Republic Services, Inc.
5.000%, 12/15/33	1,821,000	1,876,921
Food — 0.1%
Flowers Foods, Inc.
2.400%, 03/15/31 (b)	1,803,000	1,575,550
Gas — 0.1%
NiSource, Inc.
1.700%, 02/15/31 (b)	1,231,000	1,039,239
Security Description	Principal Amount*	Value
Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.
4.000%, 5Y H15 + 2.657%, 03/15/60 (b) (c)	2,255,000	$2,133,126
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
4.800%, 08/14/29 (b)	991,000	1,009,681
Stryker Corp.
4.250%, 09/11/29	556,000	557,165
		1,566,846
Healthcare-Services — 1.0%
HCA, Inc.
2.375%, 07/15/31 (b)	2,000,000	1,729,169
4.625%, 03/15/52	1,220,000	1,058,866
IQVIA, Inc.
6.250%, 02/01/29 (b)	1,360,000	1,445,571
UnitedHealth Group, Inc.
4.200%, 05/15/32 (b)	1,000,000	992,141
5.000%, 04/15/34	2,827,000	2,918,929
Universal Health Services, Inc.
4.625%, 10/15/29 (b)	3,154,000	3,134,541
		11,279,217
Insurance — 1.7%
Allianz SE
5.600%, 5Y H15 + 2.771%, 09/03/54 (144A) (c)	800,000	825,010
Corebridge Financial, Inc.
5.750%, 01/15/34 (b)	3,716,000	3,916,701
6.875%, 5Y H15 + 3.846%, 12/15/52 (b) (c)	1,196,000	1,238,051
Five Corners Funding Trust III
5.791%, 02/15/33 (144A)	4,070,000	4,367,283
Hartford Financial Services Group, Inc.
2.900%, 09/15/51	1,285,000	867,798
High Street Funding Trust II
4.682%, 02/15/48 (144A) (b)	1,250,000	1,070,353
MassMutual Global Funding II
4.350%, 09/17/31 (144A) (b)	1,016,000	1,012,050
Met Tower Global Funding
4.000%, 10/01/27 (144A)	1,410,000	1,408,823
Northwestern Mutual Global Funding
5.160%, 05/28/31 (144A) (b)	1,908,000	2,001,809
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (b) (c)	1,827,000	1,812,983
		18,520,861
Internet — 0.0%
Expedia Group, Inc.
2.950%, 03/15/31 (b)	411,000	373,960
Machinery-Diversified — 0.2%
Xylem, Inc.
2.250%, 01/30/31 (b)	1,835,000	1,611,869
BHFTI-291

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	6,000,000	$3,830,326
6.550%, 06/01/34 (b)	1,172,000	1,219,083
Discovery Communications LLC
3.625%, 05/15/30 (b)	1,525,000	1,373,955
4.125%, 05/15/29 (b)	2,621,000	2,477,745
		8,901,109
Mining — 0.2%
Barrick North America Finance LLC
5.750%, 05/01/43	2,247,000	2,387,847
Oil & Gas — 1.6%
BP Capital Markets America, Inc.
4.812%, 02/13/33 (b)	2,753,000	2,789,818
BP Capital Markets PLC
4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	204,000	202,032
Canadian Natural Resources Ltd.
2.950%, 07/15/30 (b)	2,106,000	1,925,440
Cenovus Energy, Inc.
2.650%, 01/15/32 (b)	855,000	737,351
ConocoPhillips Co.
5.300%, 05/15/53 (b)	892,000	901,471
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	2,394,000	2,022,126
4.375%, 01/15/28 (b)	1,596,000	1,573,113
5.750%, 01/15/31 (144A)	507,000	518,722
Diamondback Energy, Inc.
3.125%, 03/24/31 (b)	2,336,000	2,129,655
4.250%, 03/15/52 (b)	1,585,000	1,284,869
EQT Corp.
5.700%, 04/01/28 (b)	833,000	861,898
Marathon Petroleum Corp.
4.500%, 04/01/48	2,723,000	2,324,714
		17,271,209
Packaging & Containers — 0.2%
CCL Industries, Inc.
3.050%, 06/01/30 (144A) (b)	1,885,000	1,729,261
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.250%, 11/21/49	3,705,000	3,318,646
Becton Dickinson & Co.
5.081%, 06/07/29 (b)	1,915,000	1,979,237
Cigna Group
5.250%, 02/15/34 (b)	2,182,000	2,259,545
5.400%, 03/15/33 (b)	3,839,000	4,027,731
CVS Health Corp.
2.700%, 08/21/40	5,167,000	3,669,074
		15,254,233
Pipelines — 3.2%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 (b)	8,126,000	7,812,393
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Energy Transfer LP
4.950%, 05/15/28 (b)	1,098,000	$1,114,380
5.550%, 05/15/34 (b)	4,332,000	4,485,405
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	1,655,000	1,880,935
MPLX LP
4.500%, 04/15/38	2,817,000	2,603,898
4.950%, 03/14/52	2,113,000	1,895,976
ONEOK, Inc.
4.350%, 03/15/29	903,000	898,137
5.050%, 11/01/34 (b)	2,755,000	2,742,444
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29 (b)	1,391,000	1,323,052
3.800%, 09/15/30	1,084,000	1,033,140
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 (144A) (b)	707,000	713,801
Targa Resources Corp.
4.200%, 02/01/33 (b)	2,537,000	2,402,266
5.500%, 02/15/35 (b)	810,000	834,204
Western Midstream Operating LP
4.750%, 08/15/28 (b)	4,080,000	4,074,532
5.450%, 11/15/34	1,212,000	1,214,562
		35,029,125
Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33 (b)	2,419,000	1,943,842
2.950%, 03/15/34 (b)	4,689,000	4,053,807
4.750%, 04/15/35 (b)	599,000	591,510
American Tower Corp.
2.100%, 06/15/30 (b)	6,606,000	5,818,158
Boston Properties LP
3.250%, 01/30/31 (b)	2,182,000	1,965,374
3.400%, 06/21/29 (b)	1,000,000	935,103
4.500%, 12/01/28 (b)	2,671,000	2,636,554
Crown Castle, Inc.
2.250%, 01/15/31 (b)	4,613,000	4,000,026
Digital Realty Trust LP
3.600%, 07/01/29 (b)	1,019,000	984,825
Equinix, Inc.
2.150%, 07/15/30 (b)	4,526,000	4,000,270
Essex Portfolio LP
2.650%, 03/15/32	3,000,000	2,612,162
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34	2,405,000	2,455,916
Highwoods Realty LP
4.200%, 04/15/29 (b)	1,424,000	1,376,070
7.650%, 02/01/34	1,191,000	1,369,247
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	417,972
5.700%, 07/01/34 (b)	1,173,000	1,211,153
Kilroy Realty LP
2.500%, 11/15/32 (b)	2,452,000	1,965,140
6.250%, 01/15/36	739,000	756,651
Kimco Realty OP LLC
4.850%, 03/01/35 (b)	1,047,000	1,039,764
BHFTI-292

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Kimco Realty OP LLC
6.400%, 03/01/34 (b)	882,000	$981,879
Mid-America Apartments LP
2.750%, 03/15/30 (b)	2,000,000	1,848,755
Phillips Edison Grocery Center Operating Partnership I LP
5.750%, 07/15/34	558,000	582,849
Piedmont Operating Partnership LP
3.150%, 08/15/30	1,863,000	1,624,608
9.250%, 07/20/28 (b)	1,592,000	1,781,734
Prologis LP
1.750%, 07/01/30	2,484,000	2,166,580
Realty Income Corp.
4.900%, 07/15/33 (b)	1,976,000	1,996,324
Regency Centers LP
5.100%, 01/15/35	511,000	520,055
Simon Property Group LP
4.750%, 09/26/34 (b)	1,020,000	1,011,567
Welltower OP LLC
2.050%, 01/15/29 (b)	2,182,000	1,991,071
		54,638,966
Retail — 0.3%
Ross Stores, Inc.
1.875%, 04/15/31 (b)	1,390,000	1,184,075
Tractor Supply Co.
1.750%, 11/01/30 (b)	1,350,000	1,163,778
5.250%, 05/15/33 (b)	950,000	988,594
		3,336,447
Semiconductors — 0.6%
Broadcom, Inc.
2.600%, 02/15/33 (144A) (b)	3,032,000	2,599,166
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (b)	1,746,000	1,649,334
QUALCOMM, Inc.
1.650%, 05/20/32 (b)	3,000,000	2,493,057
		6,741,557
Software — 0.7%
Oracle Corp.
4.200%, 09/27/29 (b)	1,839,000	1,835,280
4.700%, 09/27/34 (b)	1,839,000	1,834,154
VMware LLC
2.200%, 08/15/31 (b)	4,864,000	4,177,905
		7,847,339
Telecommunications — 2.7%
AT&T, Inc.
3.500%, 06/01/41 (b)	9,197,000	7,526,823
4.850%, 03/01/39	2,000,000	1,960,055
Rogers Communications, Inc.
4.550%, 03/15/52 (b)	8,860,000	7,672,199
T-Mobile USA, Inc.
3.875%, 04/15/30	9,601,000	9,336,691
Security Description	Principal Amount*/ Shares	Value
Telecommunications—(Continued)
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	4,033,000	$3,123,057
		29,618,825
Total Corporate Bonds & Notes (Cost $420,123,282)		397,368,333

Mutual Funds—3.5%
Investment Company Securities — 3.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF (b) (Cost $37,487,951)	344,510	38,922,740

Preferred Stocks—0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	6,894	647,778
Life Sciences Tools & Services — 0.0%
Sartorius AG	440	123,320
Total Preferred Stocks (Cost $792,600)		771,098

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—4.4%
Repurchase Agreement—1.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $11,701,379; collateralized by U.S. Treasury Notes at 4.625%, maturing 06/30/26, with a market value of $11,934,179	11,700,161	11,700,161
U.S. Treasury—3.3%
U.S. Treasury Bills
4.633%, 10/08/24 (b) (d)	5,360,000	5,355,120
4.927%, 10/15/24 (d)	31,270,000	31,212,687
		36,567,807
Total Short-Term Investments (Cost $48,261,538)		48,267,968

Securities Lending Reinvestments (e)—13.2%
Certificates of Deposit—3.0%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (c)	2,000,000	2,000,276
5.330%, SOFR + 0.500%, 11/29/24 (c)	2,000,000	2,001,272
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (c)	3,000,000	3,000,005
BHFTI-293

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bayerische Landesbank (NY)
5.210%, 10/17/24	4,000,000	$4,000,656
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (c)	2,000,000	1,999,976
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (c)	2,000,000	1,999,862
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,101,314
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (c)	1,500,000	1,500,192
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,255
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (c)	2,000,000	2,000,048
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (c)	1,000,000	1,000,000
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (c)	3,000,000	3,000,153
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (c)	3,000,000	3,000,042
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (c)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (c)	2,000,000	2,000,736
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (c)	2,500,000	2,500,860
		33,105,647
Commercial Paper—1.1%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (c)	3,000,000	2,999,967
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (c)	3,000,000	3,000,156
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (c)	2,000,000	1,999,994
Natixis SA
5.140%, SOFR + 0.300%, 12/18/24 (c)	500,000	494,965
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (c)	3,500,000	3,500,028
		11,995,110
Repurchase Agreements—9.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $4,600,633; collateralized by various Common Stock with an aggregate market value of $5,122,969	4,600,000	4,600,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $8,001,102; collateralized by various Common Stock with an aggregate market value of $8,909,511	8,000,000	8,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $10,276,472; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $10,539,230	10,000,000	$10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $17,097,567; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $17,437,176	17,095,269	17,095,269
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $8,308,005; collateralized by various Common Stock with an aggregate market value of $9,259,975	8,300,000	8,300,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $4,000,554; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $4,196,273	4,000,000	4,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $800,111; collateralized by various Common Stock with an aggregate market value of $892,339	800,000	800,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $5,024,792; collateralized by various Common Stock with an aggregate market value of $5,556,343	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,000,274; collateralized by various Common Stock with an aggregate market value of $2,226,911	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $18,002,465; collateralized by various Common Stock with an aggregate market value of $19,802,714	18,000,000	18,000,000
		97,795,269
BHFTI-294

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	1,000,000	$1,000,000
Total Securities Lending Reinvestments (Cost $143,896,770)		143,896,026
Total Investments—111.1% (Cost $1,084,094,233)		1,213,655,827
Other assets and liabilities (net)—(11.1)%		(121,192,086)
Net Assets—100.0%		$1,092,463,741

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $241,110,655 and the collateral received consisted of cash in the amount of $143,896,816 and non-cash collateral with a value of $104,321,635. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$51,488,728, which is 4.7% of net assets.

Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,884,000	UBSA	10/30/24	USD	6,060,736	$83,923
BRL	28,888,000	CBNA	10/02/24	USD	5,302,399	389
BRL	28,888,000	CBNA	11/04/24	USD	5,187,566	95,729
BRL	28,888,000	JPMC	10/02/24	USD	5,177,580	125,208
CAD	2,618,000	JPMC	10/30/24	USD	1,938,006	(920)
CAD	6,448,181	JPMC	10/30/24	USD	4,760,703	10,373
CHF	13,902,000	UBSA	10/30/24	USD	16,506,827	(28,378)
CHF	4,510,000	UBSA	10/30/24	USD	5,355,029	(9,193)
CLP	4,923,391,000	UBSA	10/24/24	USD	5,189,181	284,567
DKK	9,189,000	GSI	10/30/24	USD	1,375,733	(1,521)
EUR	13,278,103	GSI	10/30/24	USD	14,824,736	(27,034)
GBP	6,411,161	UBSA	10/30/24	USD	8,491,339	79,953
JPY	1,912,987,344	UBSA	10/30/24	USD	13,456,523	(95,668)
MXN	99,288,000	GSI	10/30/24	USD	5,151,905	(130,309)
NOK	9,591,000	JPMC	10/30/24	USD	918,035	(8,923)
SEK	21,498,000	MSIP	10/30/24	USD	2,126,431	(6,781)

Contracts to Deliver
BRL	28,888,000	CBNA	10/02/24	USD	5,205,983	(96,805)
BRL	28,888,000	JPMC	10/02/24	USD	5,302,399	(389)
CAD	7,367,000	JPMC	10/30/24	USD	5,439,068	(11,852)
CHF	4,784,000	JPMC	10/30/24	USD	5,680,412	9,796
EUR	4,966,000	GSI	10/30/24	USD	5,544,440	10,111
EUR	4,971,000	GSI	10/30/24	USD	5,550,022	10,121
JPY	2,364,723,000	UBSA	10/30/24	USD	16,634,166	118,259
SGD	8,197,000	MSIP	10/30/24	USD	6,356,077	(30,692)
BHFTI-295

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	2,366,512,667	MSIP	10/30/24	CHF	14,068,310	$(147,176)
Net Unrealized Appreciation						$232,788
Cash in the amount of $290,000 has been received at the custodian bank and held in a segregated account as collateral for forward foreign currency exchange contracts.
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/20/24	454	EUR	22,836,200	$813,029
FTSE 100 Index Futures	12/20/24	109	GBP	9,034,465	(67,192)
Nikkei 225 Index Futures	12/12/24	18	JPY	683,100,000	246,045
S&P 500 Index E-Mini Future	12/20/24	64	USD	18,605,600	488,770
S&P TSX 60 Index Futures	12/19/24	52	CAD	15,021,760	240,519
SPI 200 Index Futures	12/19/24	48	AUD	9,967,200	104,456
TOPIX Index Futures	12/12/24	47	JPY	1,244,325,000	280,161
U.S. Treasury Long Bond Futures	12/19/24	248	USD	30,798,500	(58,722)
U.S. Treasury Note 2 Year Futures	12/31/24	136	USD	28,320,938	44,663
U.S. Treasury Note 5 Year Futures	12/31/24	388	USD	42,634,531	22,934
U.S. Treasury Ultra Long Bond Futures	12/19/24	3	USD	399,281	(1,787)

Futures Contracts—Short
Euro-Schatz Futures	12/06/24	(518)	EUR	(55,516,650)	(337,393)
U.S. Treasury Note 10 Year Futures	12/19/24	(306)	USD	(34,970,062)	15,249
Net Unrealized Appreciation					$1,790,732
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	4.200%	Quarterly	07/25/34	USD	308,000,000	$23,708,589	$—	$23,708,589

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,705,180	$1,694,608	$—	$10,399,788
Air Freight & Logistics	817,889	448,589	—	1,266,478
Automobile Components	128,106	414,326	—	542,432
Automobiles	5,283,253	3,157,874	—	8,441,127
Banks	19,002,359	11,164,050	—	30,166,409
Beverages	6,491,163	1,648,032	—	8,139,195
Biotechnology	8,888,223	510,980	—	9,399,203
Broadline Retail	19,356,033	1,022,533	—	20,378,566
Building Products	5,611,242	2,012,133	—	7,623,375
BHFTI-296

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Capital Markets	$15,908,494	$2,464,069	$—	$18,372,563
Chemicals	7,685,239	3,035,551	—	10,720,790
Commercial Services & Supplies	5,073,851	195,199	—	5,269,050
Communications Equipment	6,252,546	407,813	—	6,660,359
Construction & Engineering	248,657	1,428,896	—	1,677,553
Construction Materials	308,082	906,171	—	1,214,253
Consumer Finance	3,754,823	—	—	3,754,823
Consumer Staples Distribution & Retail	9,795,786	998,696	—	10,794,482
Containers & Packaging	1,522,966	—	—	1,522,966
Diversified Telecommunication Services	2,190,046	2,225,608	—	4,415,654
Electric Utilities	6,488,680	2,633,988	—	9,122,668
Electrical Equipment	5,066,237	4,005,505	—	9,071,742
Electronic Equipment, Instruments & Components	1,951,656	1,723,731	—	3,675,387
Energy Equipment & Services	529,577	—	—	529,577
Entertainment	8,215,201	436,964	—	8,652,165
Financial Services	17,307,940	159,747	—	17,467,687
Food Products	1,519,351	1,823,900	—	3,343,251
Gas Utilities	186,287	100,080	—	286,367
Ground Transportation	6,654,629	—	—	6,654,629
Health Care Equipment & Supplies	11,328,413	1,362,975	—	12,691,388
Health Care Providers & Services	14,917,937	—	—	14,917,937
Health Care REITs	1,686,407	—	—	1,686,407
Health Care Technology	175,032	—	—	175,032
Hotels, Restaurants & Leisure	7,153,687	1,777,339	—	8,931,026
Household Durables	3,026,949	1,365,425	—	4,392,374
Household Products	8,723,631	387,933	—	9,111,564
Independent Power and Renewable Electricity Producers	—	247,631	—	247,631
Industrial Conglomerates	1,101,725	2,859,164	—	3,960,889
Industrial REITs	1,301,775	191,894	—	1,493,669
Insurance	12,826,711	6,391,310	—	19,218,021
Interactive Media & Services	31,382,267	516,097	—	31,898,364
IT Services	7,061,821	170,089	—	7,231,910
Leisure Products	—	208,545	—	208,545
Life Sciences Tools & Services	6,579,233	297,460	—	6,876,693
Machinery	7,828,132	2,630,635	—	10,458,767
Marine Transportation	—	161,901	—	161,901
Media	2,401,074	—	—	2,401,074
Metals & Mining	2,440,483	2,623,791	—	5,064,274
Multi-Utilities	1,862,557	854,694	—	2,717,251
Office REITs	—	307,489	—	307,489
Oil, Gas & Consumable Fuels	15,080,166	5,876,097	—	20,956,263
Paper & Forest Products	—	204,339	—	204,339
Personal Care Products	94,606	2,462,611	—	2,557,217
Pharmaceuticals	16,459,851	10,814,464	—	27,274,315
Professional Services	2,127,323	2,824,210	—	4,951,533
Real Estate Management & Development	785,834	616,755	—	1,402,589
Residential REITs	366,759	—	—	366,759
Retail REITs	838,716	—	—	838,716
Semiconductors & Semiconductor Equipment	48,977,266	3,674,182	—	52,651,448
Software	53,775,419	1,726,198	—	55,501,617
Specialized REITs	4,120,268	—	—	4,120,268
Specialty Retail	9,660,969	793,562	—	10,454,531
Technology Hardware, Storage & Peripherals	29,533,711	309,061	—	29,842,772
Textiles, Apparel & Luxury Goods	589,657	2,660,616	—	3,250,273
Trading Companies & Distributors	1,323,647	2,672,920	—	3,996,567
Wireless Telecommunication Services	1,398,295	947,415	—	2,345,710
Total Common Stocks	481,873,817	102,555,845	—	584,429,662
Total Corporate Bonds & Notes*	—	397,368,333	—	397,368,333
Total Mutual Funds*	38,922,740	—	—	38,922,740
Total Preferred Stocks*	—	771,098	—	771,098
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	48,267,968	—	48,267,968
BHFTI-297

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$33,105,647	$—	$33,105,647
Commercial Paper	—	11,995,110	—	11,995,110
Repurchase Agreements	—	97,795,269	—	97,795,269
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	142,896,026	—	143,896,026
Total Investments	$521,796,557	$691,859,270	$—	$1,213,655,827
Collateral for Securities Loaned (Liability)	$—	$(143,896,816)	$—	$(143,896,816)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$828,429	$—	$828,429
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(595,641)	—	(595,641)
Total Forward Contracts	$—	$232,788	$—	$232,788
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,255,826	$—	$—	$2,255,826
Futures Contracts (Unrealized Depreciation)	(465,094)	—	—	(465,094)
Total Futures Contracts	$1,790,732	$—	$—	$1,790,732
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$23,708,589	$—	$23,708,589

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-298

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Brazil — 3.5%
Ambev SA (ADR) (a)	409,200	$998,448
B3 SA - Brasil Bolsa Balcao	73,900	145,285
Banco do Brasil SA	99,600	496,930
Cia De Sanena Do Parana	52,000	281,396
CPFL Energia SA	57,100	355,637
CSN Mineracao SA	94,600	119,819
Embraer SA (b)	23,900	210,453
Energisa SA	37,300	306,674
Itau Unibanco Holding SA	17,800	102,695
Itau Unibanco Holding SA (ADR) (a)	346,600	2,304,890
Kepler Weber SA	79,800	145,898
Klabin SA	121,170	464,644
NU Holdings Ltd. - Class A (b)	96,100	1,311,765
Petroleo Brasileiro SA	134,300	968,108
Petroleo Brasileiro SA (ADR) (a)	18,400	265,144
Rede D'Or Sao Luiz SA	140,400	797,139
Sao Martinho SA	4,476	21,535
Suzano SA (b)	53,100	530,639
Telefonica Brasil SA	95,300	976,494
TIM SA	71,900	247,203
Vale SA	98,500	1,148,326
Vale SA (ADR)	110,300	1,288,304
Vibra Energia SA	220,200	945,845
WEG SA	56,100	560,104
		14,993,375
Chile — 0.3%
Cencosud SA	372,587	751,968
Empresas CMPC SA	229,621	399,341
SMU SA	1,136,221	184,464
		1,335,773
China — 26.7%
3SBio, Inc.	499,000	440,526
AAC Technologies Holdings, Inc.	129,500	532,986
Akeso, Inc. (b)	28,000	246,943
Alibaba Group Holding Ltd.	848,100	11,272,660
Aluminum Corp. of China Ltd. - Class A	153,700	190,958
Aluminum Corp. of China Ltd. - Class H	602,000	470,705
Andon Health Co. Ltd. - Class A	18,000	120,927
ANE Cayman, Inc. (b)	182,500	194,761
Anhui Conch Cement Co. Ltd. - Class H	191,501	562,231
Anhui Guangxin Agrochemical Co. Ltd. - Class A	12,180	22,141
Anhui Yingjia Distillery Co. Ltd. - Class A	22,900	233,052
ANTA Sports Products Ltd.	35,200	420,610
Baidu, Inc. - Class A (b)	153,850	2,026,997
Bairong, Inc. (a) (b)	84,500	111,936
Bank of Changsha Co. Ltd. - Class A	41,800	49,274
Bank of China Ltd. - Class H	2,573,000	1,204,485
Bank of Hangzhou Co. Ltd. - Class A	82,200	163,362
Bank of Nanjing Co. Ltd. - Class A	68,500	106,555
Baoshan Iron & Steel Co. Ltd. - Class A	52,600	51,414
BeiGene Ltd. (b)	45,400	804,659
BeiGene Ltd. - Class A (b)	19,858	510,878
Bilibili, Inc. - Class Z (b)	21,640	508,730
Binjiang Service Group Co. Ltd.	12,000	31,088
Security Description	Shares	Value
China — (Continued)
BMC Medical Co. Ltd. - Class A	4,480	$50,984
BOC Aviation Ltd.	84,800	701,193
Bosideng International Holdings Ltd.	1,190,000	676,032
BYD Co. Ltd. - Class A	2,800	121,472
BYD Co. Ltd. - Class H (a)	63,500	2,280,659
CGN New Energy Holdings Co. Ltd.	934,000	306,918
CGN Power Co. Ltd. - Class H	1,564,000	603,351
China Construction Bank Corp. - Class A	108,900	123,098
China Construction Bank Corp. - Class H	4,000,000	2,998,613
China Foods Ltd.	156,000	55,559
China Hongqiao Group Ltd.	109,000	182,378
China International Marine Containers Group Co. Ltd. - Class A	201,450	254,292
China Mengniu Dairy Co. Ltd.	76,000	178,845
China Merchants Bank Co. Ltd. - Class A	123,800	655,057
China Merchants Bank Co. Ltd. - Class H	278,000	1,352,549
China National Medicines Corp. Ltd. - Class A	12,900	63,533
China Nonferrous Mining Corp. Ltd.	306,000	253,191
China Overseas Land & Investment Ltd.	259,500	517,527
China Pacific Insurance Group Co. Ltd. - Class H	289,200	1,019,404
China Petroleum & Chemical Corp. - Class H	64,000	39,604
China Reinsurance Group Corp. - Class H	1,061,000	112,671
China Resources Land Ltd.	403,500	1,454,493
China Resources Power Holdings Co. Ltd.	410,000	1,107,649
China State Construction Engineering Corp. Ltd. - Class A	244,500	211,945
China State Construction International Holdings Ltd.	68,000	105,864
China Tower Corp. Ltd. - Class H	4,280,000	566,909
Chongqing Zhifei Biological Products Co. Ltd. - Class A	10,700	50,110
Contemporary Amperex Technology Co. Ltd. - Class A	19,120	679,112
COSCO SHIPPING Holdings Co. Ltd. - Class A	114,120	255,710
COSCO SHIPPING Holdings Co. Ltd. - Class H	347,200	575,969
Dian Diagnostics Group Co. Ltd. - Class A	11,200	21,800
Dongyue Group Ltd.	173,000	170,202
Eastern Air Logistics Co. Ltd. - Class A (b)	53,100	139,989
E-Commodities Holdings Ltd.	142,000	28,092
FinVolution Group (ADR) (a)	65,900	407,262
Foxconn Industrial Internet Co. Ltd. - Class A	50,000	180,377
Full Truck Alliance Co. Ltd. (ADR)	9,500	85,595
Fuyao Glass Industry Group Co. Ltd. - Class H	21,200	142,468
Geely Automobile Holdings Ltd.	287,000	442,962
Goldcup Electric Apparatus Co. Ltd. - Class A	163,900	235,594
Goldwind Science & Technology Co. Ltd. - Class H	72,200	54,492
Great Wall Motor Co. Ltd. - Class H	17,646	32,420
Gree Electric Appliances, Inc. of Zhuhai - Class A	13,000	88,050
Guangdong Provincial Expressway Development Co. Ltd. - Class A	46,620	75,648
Guodian Nanjing Automation Co. Ltd. - Class A	125,280	122,921
H World Group Ltd. (ADR) (a)	8,900	331,080
Haidilao International Holding Ltd.	36,000	85,581
Haier Smart Home Co. Ltd. - Class A	65,800	297,038
Haier Smart Home Co. Ltd. - Class H (a)	116,400	459,476
Hansoh Pharmaceutical Group Co. Ltd.	44,000	117,084
Harbin Electric Co. Ltd. - Class H	402,000	139,272
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	6,200	20,202
Hello Group, Inc. (ADR)	38,800	295,268
Hengan International Group Co. Ltd.	168,000	579,781
Hengtong Optic-electric Co. Ltd. - Class A	27,400	66,080
Hisense Home Appliances Group Co. Ltd. - Class A	50,800	257,204
BHFTI-299

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Hisense Home Appliances Group Co. Ltd. - Class H (a)	82,000	$298,643
Huadong Medicine Co. Ltd. - Class A	21,200	104,691
Huafon Chemical Co. Ltd. - Class A	104,100	122,355
HUTCHMED China Ltd. (a) (b)	60,500	250,442
Industrial & Commercial Bank of China Ltd. - Class H	2,216,000	1,310,758
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	167,100	107,915
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	175,300	119,250
Innovent Biologics, Inc. (b)	132,000	801,040
Intco Medical Technology Co. Ltd. - Class A	88,000	351,675
JD.com, Inc. - Class A	179,454	3,590,076
Jiangsu Expressway Co. Ltd. - Class H	256,000	259,051
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	38,390
Jiangxi Ganyue Expressway Co. Ltd. - Class A	99,200	73,246
JNBY Design Ltd.	147,000	302,317
JOYY, Inc. (ADR) (b)	11,500	416,760
KE Holdings, Inc. (ADR)	17,800	354,398
Kuaishou Technology (b)	139,200	961,993
Kunlun Energy Co. Ltd.	982,000	1,012,772
Lenovo Group Ltd.	1,008,000	1,355,007
Li Auto, Inc. - Class A (b)	49,400	643,660
Longfor Group Holdings Ltd.	251,500	479,018
Lonking Holdings Ltd.	235,000	49,801
Luxshare Precision Industry Co. Ltd. - Class A	25,200	156,760
Meihua Holdings Group Co. Ltd. - Class A	198,100	303,714
Meituan - Class B (a) (b)	245,410	5,223,275
Midea Group Co. Ltd. - Class A	18,317	195,809
Nanjing Iron & Steel Co. Ltd. - Class A	104,300	72,152
NetEase, Inc.	102,000	1,906,402
Ningbo Boway Alloy Material Co. Ltd. - Class A	139,500	345,810
Ningbo Deye Technology Co. Ltd. - Class A	3,700	53,644
PDD Holdings, Inc. (ADR) (b)	28,800	3,882,528
PetroChina Co. Ltd. - Class A	255,400	328,547
PetroChina Co. Ltd. - Class H	1,908,000	1,545,332
Ping An Insurance Group Co. of China Ltd. - Class A	80,900	647,129
Ping An Insurance Group Co. of China Ltd. - Class H (a)	419,500	2,663,552
Pop Mart International Group Ltd.	91,400	625,730
Power Construction Corp. of China Ltd. - Class A	394,600	313,875
Qifu Technology, Inc. (ADR)	36,200	1,079,122
Qingdao Haier Biomedical Co. Ltd. - Class A	11,886	59,146
Satellite Chemical Co. Ltd. - Class A	159,400	424,454
SF Holding Co. Ltd. - Class A	12,700	80,621
Shandong Bohui Paper Industrial Co. Ltd. - Class A	77,000	53,893
Shandong Jinjing Science & Technology Co. Ltd. - Class A	45,500	39,315
Shandong Nanshan Aluminum Co. Ltd. - Class A	263,000	162,117
Shandong Publishing & Media Co. Ltd. - Class A	70,300	129,697
Shandong Sun Paper Industry JSC Ltd. - Class A	27,400	57,934
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	28,000	83,668
Shanghai Tunnel Engineering Co. Ltd. - Class A	83,600	78,911
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	96,200	55,536
Shenzhen Desay Battery Technology Co. - Class A	118,400	441,286
Shenzhen Expressway Corp. Ltd. - Class A	72,800	110,236
Shenzhen Expressway Corp. Ltd. - Class H	156,000	139,161
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	7,000	289,455
Shenzhen Tagen Group Co. Ltd. - Class A	549,200	350,770
Security Description	Shares	Value
China — (Continued)
Sinopec Engineering Group Co. Ltd. - Class H	216,500	$149,608
Sinotrans Ltd. - Class H	794,000	406,287
Sinotruk Hong Kong Ltd.	329,500	989,766
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	197,100	174,266
Sungrow Power Supply Co. Ltd. - Class A	14,800	209,803
Sunny Optical Technology Group Co. Ltd.	14,900	109,705
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	53,400	179,913
TangShan Port Group Co. Ltd. - Class A	323,600	238,422
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	580,400	481,990
TBEA Co. Ltd. - Class A	125,652	262,252
Tencent Holdings Ltd. (a)	350,800	19,642,304
Tencent Music Entertainment Group (ADR) (a)	96,900	1,167,645
Tian Di Science & Technology Co. Ltd. - Class A	55,200	51,370
Tianli International Holdings Ltd.	116,122	75,822
Tingyi Cayman Islands Holding Corp.	125,876	181,335
Trip.com Group Ltd. (b)	11,950	722,324
Trip.com Group Ltd. (ADR) (a) (b)	15,300	909,279
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	35,400	80,772
Vipshop Holdings Ltd. (ADR)	50,100	788,073
Want Want China Holdings Ltd.	75,000	51,092
Weichai Power Co. Ltd. - Class A	67,800	151,582
Weichai Power Co. Ltd. - Class H	197,000	358,843
Weilong Delicious Global Holdings Ltd.	118,200	120,013
Western Mining Co. Ltd. - Class A	194,100	526,743
WuXi AppTec Co. Ltd. - Class A	22,391	167,179
WuXi AppTec Co. Ltd. - Class H (a)	84,300	583,927
Wuxi Biologics Cayman, Inc. (b)	181,000	402,651
Xiaomi Corp. - Class B (b)	1,097,800	3,120,044
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	100,200	224,158
Xtep International Holdings Ltd.	561,000	424,960
Yealink Network Technology Corp. Ltd. - Class A	14,000	84,398
Yongjin Technology Group Co. Ltd.	80,400	225,619
Yum China Holdings, Inc.	6,100	274,622
Yunnan Jianzhijia Health Chain Co. Ltd. - Class A	7,800	26,985
Yunnan Yuntianhua Co. Ltd. - Class A	69,100	220,190
Yutong Bus Co. Ltd. - Class A	132,100	491,670
Zhejiang Chint Electrics Co. Ltd. - Class A	11,700	37,934
Zhejiang Hailide New Material Co. Ltd. - Class A	115,900	71,812
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	172,000	199,942
Zhejiang Wanma Co. Ltd. - Class A	121,500	140,527
Zhongjin Gold Corp. Ltd. - Class A	106,100	227,758
Zhuhai CosMX Battery Co. Ltd. - Class A	88,964	217,858
Zijin Mining Group Co. Ltd. - Class H (a)	108,000	243,008
ZTE Corp. - Class A	34,600	153,722
ZTE Corp. - Class H	105,000	268,438
		113,447,957
Czech Republic — 0.3%
CEZ AS	5,733	222,915
Komercni Banka AS	9,048	319,041
Moneta Money Bank AS	130,467	641,159
		1,183,115
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	26,237	45,921
BHFTI-300

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Egypt — (Continued)
Eastern Co. SAE	241,085	$129,830
		175,751
Greece — 0.5%
Danaos Corp.	558	48,401
Eurobank Ergasias Services & Holdings SA - Class A	323,621	741,379
Metlen Energy & Metals SA	4,061	159,915
National Bank of Greece SA	45,494	390,932
OPAP SA	32,897	585,630
		1,926,257
Hong Kong — 0.2%
Orient Overseas International Ltd.	4,000	56,140
Sino Biopharmaceutical Ltd.	379,000	179,744
Skyworth Group Ltd.	210,340	95,194
United Laboratories International Holdings Ltd.	130,000	167,012
Wasion Holdings Ltd.	128,000	105,024
WH Group Ltd.	523,000	413,707
		1,016,821
Hungary — 0.0%
Magyar Telekom Telecommunications PLC	40,335	118,681
MOL Hungarian Oil & Gas PLC	6,973	52,174
		170,855
India — 19.5%
360 ONE WAM Ltd.	30,880	381,841
Adani Power Ltd. (b)	120,202	940,354
Alkem Laboratories Ltd.	3,006	217,828
Amara Raja Energy & Mobility Ltd.	14,906	253,217
Apollo Hospitals Enterprise Ltd.	4,213	362,605
Apollo Tyres Ltd.	24,674	161,717
Arvind Ltd.	32,580	143,461
Ashok Leyland Ltd.	70,905	200,053
Aster DM Healthcare Ltd.	32,182	159,462
Aurobindo Pharma Ltd.	58,905	1,029,790
Axis Bank Ltd.	75,509	1,112,339
Bajaj Auto Ltd.	6,859	1,012,849
Bajaj Consumer Care Ltd.	91,815	269,376
Bajaj Finance Ltd.	5,395	496,736
Bank of Baroda	147,842	436,684
Bayer CropScience Ltd.	1,240	95,002
Bharat Petroleum Corp. Ltd.	257,284	1,137,364
Bharti Airtel Ltd.	164,652	3,373,752
Bombay Burmah Trading Co.	6,950	238,082
Britannia Industries Ltd.	791	59,868
CESC Ltd.	123,023	294,202
Chambal Fertilisers & Chemicals Ltd.	48,129	304,213
Chennai Petroleum Corp. Ltd.	28,528	319,659
Cipla Ltd.	13,734	271,175
Coal India Ltd.	209,892	1,279,666
Colgate-Palmolive India Ltd.	26,064	1,188,024
Dr. Reddy's Laboratories Ltd.	15,586	1,257,053
EID Parry India Ltd.	42,550	435,813
Emami Ltd.	14,819	134,353
Security Description	Shares	Value
India — (Continued)
EPL Ltd.	23,614	$72,944
Finolex Cables Ltd.	16,653	284,996
Fortis Healthcare Ltd.	26,288	193,661
GAIL India Ltd.	408,171	1,173,197
Glenmark Pharmaceuticals Ltd.	19,579	394,189
Godrej Consumer Products Ltd.	5,700	95,086
Grasim Industries Ltd.	37,548	1,249,556
Great Eastern Shipping Co. Ltd.	23,450	337,821
Gujarat Pipavav Port Ltd.	115,327	303,470
Gujarat State Petronet Ltd.	28,426	144,305
Havells India Ltd.	12,061	291,529
HCL Technologies Ltd.	87,177	1,874,627
HDFC Asset Management Co. Ltd.	4,906	252,280
HDFC Bank Ltd.	188,706	3,905,860
Hero MotoCorp Ltd.	11,971	818,984
Hindalco Industries Ltd.	164,773	1,489,270
Hindustan Aeronautics Ltd.	10,562	558,917
Hindustan Unilever Ltd.	28,072	991,142
ICICI Bank Ltd.	228,915	3,486,838
Indian Bank	18,219	113,465
Indian Hotels Co. Ltd.	24,507	200,700
Indian Oil Corp. Ltd.	544,139	1,169,816
Indo Count Industries Ltd.	55,890	256,292
Indus Towers Ltd. (b)	237,941	1,107,208
Infosys Ltd.	8,037	179,390
Infosys Ltd. (ADR) (a)	200,800	4,471,816
InterGlobe Aviation Ltd. (b)	13,749	786,963
ITC Ltd.	207,797	1,287,999
Jindal Stainless Ltd.	10,301	96,878
Jindal Steel & Power Ltd.	9,476	117,344
JK Tyre & Industries Ltd.	14,866	76,265
JSW Steel Ltd.	37,016	456,253
Karur Vysya Bank Ltd.	34,201	88,350
Kaveri Seed Co. Ltd.	27,209	317,690
KCP Ltd.	46,615	139,545
Kotak Mahindra Bank Ltd.	24,163	536,207
LG Balakrishnan & Bros Ltd.	3,207	53,242
LT Foods Ltd.	65,440	310,242
Lupin Ltd.	24,197	633,238
Mahindra & Mahindra Ltd.	70,004	2,608,386
Manappuram Finance Ltd.	162,279	391,043
Maruti Suzuki India Ltd.	2,252	355,875
Max Healthcare Institute Ltd.	32,438	385,959
Muthoot Finance Ltd.	33,450	810,916
National Aluminium Co. Ltd.	174,360	441,919
Nava Ltd.	16,508	226,898
NCC Ltd.	39,746	143,656
NMDC Ltd.	178,427	521,384
NTPC Ltd.	385,720	2,038,406
Oil & Natural Gas Corp. Ltd.	391,282	1,391,262
Oil India Ltd.	55,916	387,815
Oracle Financial Services Software Ltd.	3,549	484,754
Petronet LNG Ltd.	246,487	1,005,068
Power Finance Corp. Ltd.	191,185	1,117,709
Power Grid Corp. of India Ltd.	434,209	1,824,636
PTC India Ltd.	54,244	135,883
BHFTI-301

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Raymond Ltd.	4,867	$102,535
REC Ltd.	117,742	776,840
Reliance Industries Ltd.	143,007	5,055,995
Samvardhana Motherson International Ltd.	148,931	375,237
Shriram Finance Ltd.	12,476	535,268
State Bank of India	176,298	1,657,361
Sun Pharmaceutical Industries Ltd.	71,036	1,634,896
Sun TV Network Ltd.	13,748	136,994
Supreme Industries Ltd.	14,481	924,183
Surya Roshni Ltd.	9,596	82,238
Tata Motors Ltd.	169,084	1,968,170
Tech Mahindra Ltd.	71,605	1,352,612
Torrent Power Ltd.	11,296	252,571
Triveni Turbine Ltd.	39,954	326,423
UltraTech Cement Ltd.	914	128,894
UPL Ltd.	62,293	453,936
UTI Asset Management Co. Ltd.	7,580	112,199
Varun Beverages Ltd.	91,721	666,318
Vedanta Ltd.	197,491	1,210,654
Welspun Living Ltd.	78,228	154,044
Wipro Ltd.	199,896	1,288,452
WNS Holdings Ltd. (a) (b)	6,800	358,428
Zensar Technologies Ltd.	20,644	165,647
Zomato Ltd. (b)	220,628	719,958
Zydus Lifesciences Ltd.	9,527	121,749
		82,717,284
Indonesia — 1.8%
Adaro Energy Indonesia Tbk. PT	2,246,200	564,926
Astra International Tbk. PT	3,315,100	1,106,870
Bank Central Asia Tbk. PT	2,288,100	1,560,031
Bank Mandiri Persero Tbk. PT	3,622,100	1,656,236
Bank Negara Indonesia Persero Tbk. PT	2,133,500	753,704
Bank Rakyat Indonesia Persero Tbk. PT	3,826,400	1,250,782
Indofood Sukses Makmur Tbk. PT	1,992,000	928,394
		7,820,943
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	37,245	129,800
Boursa Kuwait Securities Co. KPSC	36,727	244,792
Commercial Real Estate Co. KSC	328,638	162,495
Gulf Cables & Electrical Industries Group Co. KSCP	25,798	131,773
Kuwait Finance House KSCP	176,744	415,096
Kuwait Telecommunications Co.	54,984	97,724
Mezzan Holding Co. KSCC	56,373	167,059
National Bank of Kuwait SAKP	182,007	526,631
National Investments Co. KSCP	231,426	177,588
		2,052,958
Malaysia — 1.3%
Aeon Co. M Bhd.	311,700	114,838
Alliance Bank Malaysia Bhd.	386,200	417,001
AMMB Holdings Bhd.	268,654	326,194
CIMB Group Holdings Bhd.	766,023	1,497,531
Eco World Development Group Bhd.	130,000	56,626
Genting Bhd.	183,700	188,410
Security Description	Shares	Value
Malaysia — (Continued)
IJM Corp. Bhd.	340,000	$242,337
KPJ Healthcare Bhd.	705,700	363,394
Mah Sing Group Bhd.	409,900	171,598
Malayan Banking Bhd.	595,267	1,512,859
Ta Ann Holdings Bhd.	82,800	78,368
Tenaga Nasional Bhd.	34,000	119,153
United Plantations Bhd.	31,300	198,340
YTL Corp. Bhd.	152,800	93,373
YTL Power International Bhd.	101,800	90,804
		5,470,826
Mexico — 2.1%
America Movil SAB de CV - Series B	797,173	654,662
Arca Continental SAB de CV	105,400	984,786
Banco del Bajio SA	325,700	762,558
Cemex SAB de CV (ADR)	46,400	283,040
Coca-Cola Femsa SAB de CV	48,800	431,195
FIBRA Macquarie Mexico (REIT)	68,000	108,786
Fibra Uno Administracion SA de CV (REIT)	663,000	772,097
Fomento Economico Mexicano SAB de CV	49,200	485,079
Gruma SAB de CV - Class B	43,975	814,866
Grupo Financiero Banorte SAB de CV - Class O	163,800	1,165,817
Grupo Mexico SAB de CV - Series B	173,500	969,274
Kimberly-Clark de Mexico SAB de CV - Class A	74,000	119,888
Promotora y Operadora de Infraestructura SAB de CV	66,115	626,766
Regional SAB de CV	45,500	264,057
Southern Copper Corp. (a)	2,132	246,608
		8,689,479
Monaco — 0.1%
Costamare, Inc.	26,653	418,985
Safe Bulkers, Inc.	30,800	159,544
		578,529
Peru — 0.1%
Credicorp Ltd.	600	108,582
Intercorp Financial Services, Inc. (a)	3,900	101,907
		210,489
Philippines — 0.5%
Bank of the Philippine Islands	39,881	96,261
DMCI Holdings, Inc.	814,200	167,285
GT Capital Holdings, Inc.	16,180	211,162
International Container Terminal Services, Inc.	167,520	1,208,358
Metropolitan Bank & Trust Co.	186,980	262,580
PLDT, Inc.	8,030	213,598
Semirara Mining & Power Corp.	195,600	113,542
		2,272,786
Poland — 0.8%
Bank Handlowy w Warszawie SA	6,979	165,063
Bank Polska Kasa Opieki SA	30,877	1,179,771
Powszechna Kasa Oszczednosci Bank Polski SA	97,251	1,417,176
Powszechny Zaklad Ubezpieczen SA	21,746	237,830
BHFTI-302

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Poland — (Continued)
Santander Bank Polska SA	1,397	$165,108
		3,164,948
Qatar — 1.0%
Gulf International Services QSC	177,880	158,464
Industries Qatar QSC	17,124	61,343
Ooredoo QPSC	307,660	989,725
Qatar International Islamic Bank QSC	27,255	82,247
Qatar Islamic Bank QPSC	235,674	1,381,889
Qatar National Bank QPSC	308,063	1,434,799
Vodafone Qatar QSC	183,583	94,782
		4,203,249
Russia — 0.0%
Gazprom PJSC (b) (c) (d)	595,658	0
LUKOIL PJSC (b) (c) (d)	28,706	0
Mobile TeleSystems PJSC (b) (c) (d)	253,200	0
Novolipetsk Steel PJSC (GDR) (b) (c) (d)	19,696	0
PhosAgro PJSC (b) (c) (d)	287	0
PhosAgro PJSC (GDR) (b) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (b) (c) (d)	77,745	0
Sberbank of Russia PJSC † (b) (c) (d)	879,480	0
Severstal PAO (GDR) (b) (c) (d)	30,364	0
		0
Saudi Arabia — 3.5%
ACWA Power Co.	832	109,702
Al Babtain Power & Telecommunication Co.	25,183	294,791
Al Rajhi Bank	84,612	1,968,452
Alinma Bank	131,222	997,465
Almunajem Foods Co.	12,813	408,444
Arab National Bank	198,995	1,013,801
Arriyadh Development Co.	14,702	109,751
Banque Saudi Fransi	77,204	664,889
East Pipes Integrated Co. for Industry	2,474	95,494
Etihad Etisalat Co.	76,612	1,047,781
Leejam Sports Co. JSC	5,269	290,523
Middle East Healthcare Co. (b)	449	8,696
Mobile Telecommunications Co. Saudi Arabia	136,119	397,998
Mouwasat Medical Services Co.	16	427
National Medical Care Co.	5,108	281,444
Riyad Bank	94,008	625,385
Riyadh Cables Group Co.	12,543	331,677
SABIC Agri-Nutrients Co.	34,812	1,101,813
Saudi Arabian Mining Co. (b)	11,046	144,009
Saudi Arabian Oil Co.	111,681	805,884
Saudi Aramco Base Oil Co.	2,170	76,624
Saudi Awwal Bank	60,131	555,857
Saudi Basic Industries Corp.	33,430	668,438
Saudi Investment Bank	47,904	166,516
Saudi National Bank	108,305	991,675
Saudi Telecom Co.	160,020	1,865,014
United Electronics Co.	244	6,174
		15,028,724
Security Description	Shares	Value
South Africa — 2.9%
Capitec Bank Holdings Ltd.	990	$174,656
Clicks Group Ltd.	8,032	184,415
FirstRand Ltd.	88,275	425,464
Gold Fields Ltd.	6,022	93,011
Harmony Gold Mining Co. Ltd.	55,621	570,144
Investec Ltd.	52,052	395,227
Kumba Iron Ore Ltd. (a)	18,207	423,825
Momentum Group Ltd.	241,269	411,618
Naspers Ltd. - N Shares	9,678	2,350,382
Nedbank Group Ltd.	44,464	769,886
Old Mutual Ltd.	483,946	383,994
Omnia Holdings Ltd.	63,468	239,051
Pan African Resources PLC (a)	180,819	75,985
Resilient REIT Ltd. (REIT)	118,512	402,965
Reunert Ltd.	11,127	52,222
Sanlam Ltd.	251,593	1,282,316
Sappi Ltd.	99,191	278,163
Sasol Ltd.	3,326	22,380
Shoprite Holdings Ltd.	72,100	1,234,609
Standard Bank Group Ltd.	125,083	1,755,511
Sun International Ltd.	43,484	114,540
Truworths International Ltd.	65,230	411,629
Wilson Bayly Holmes-Ovcon Ltd.	12,471	166,983
		12,218,976
South Korea — 10.4%
Alteogen, Inc. (b)	1,217	305,584
Celltrion, Inc.	3,067	459,435
Chong Kun Dang Pharmaceutical Corp.	2,764	238,311
Coway Co. Ltd.	14,747	754,248
DB Insurance Co. Ltd.	12,642	1,088,472
DoubleUGames Co. Ltd.	6,353	243,402
Hana Financial Group, Inc.	31,651	1,427,381
Hankook Tire & Technology Co. Ltd.	24,513	772,705
Hanwha Aerospace Co. Ltd.	3,056	696,939
Hanwha Industrial Solutions Co. Ltd. (b)	3,385	86,197
HD Hyundai Co. Ltd.	4,764	279,253
HLB, Inc. (b)	719	47,290
HMM Co. Ltd.	28,025	398,460
Hyundai Glovis Co. Ltd.	11,242	1,055,921
Hyundai Mobis Co. Ltd.	2,791	465,316
Hyundai Motor Co.	10,912	2,021,076
Kangwon Land, Inc.	13,668	177,610
KB Financial Group, Inc.	34,142	2,120,444
KCC Corp.	1,208	279,315
Kia Corp.	22,544	1,728,315
Korea Electric Terminal Co. Ltd.	3,201	170,149
Korea Investment Holdings Co. Ltd.	2,864	161,183
Korean Air Lines Co. Ltd.	32,405	560,425
Krafton, Inc. (b)	262	68,783
KT&G Corp.	11,726	978,444
Kumho Petrochemical Co. Ltd.	5,304	636,730
LG Chem Ltd.	995	272,817
LG Corp.	663	39,875
LG Innotek Co. Ltd.	999	167,838
LS Corp.	802	76,238
BHFTI-303

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
South Korea — (Continued)
Meritz Financial Group, Inc.	6,875	$511,937
Mirae Asset Securities Co. Ltd.	146,609	951,971
NH Investment & Securities Co. Ltd.	28,951	297,867
NICE Information Service Co. Ltd.	5,261	42,732
Orion Holdings Corp.	3,874	47,183
POSCO Holdings, Inc.	4,334	1,281,757
Samsung C&T Corp.	5,445	575,554
Samsung Card Co. Ltd.	5,932	187,258
Samsung Electro-Mechanics Co. Ltd.	6,263	638,354
Samsung Electronics Co. Ltd.	247,857	11,747,269
Samsung Fire & Marine Insurance Co. Ltd.	3,299	872,076
Samsung Life Insurance Co. Ltd.	1,701	121,650
Samsung SDI Co. Ltd.	830	240,920
Samsung SDS Co. Ltd.	6,791	805,704
Samsung Securities Co. Ltd.	12,655	422,635
Shinhan Financial Group Co. Ltd.	42,662	1,816,742
SK Hynix, Inc.	33,924	4,569,851
SK Telecom Co. Ltd.	21,556	922,411
Woori Financial Group, Inc.	8,764	103,519
		43,935,546
Taiwan — 17.8%
Acter Group Corp. Ltd.	40,000	389,839
Advancetek Enterprise Co. Ltd.	68,000	145,725
ASE Technology Holding Co. Ltd.	327,000	1,575,052
Asustek Computer, Inc.	75,000	1,313,079
Cathay Financial Holding Co. Ltd.	878,703	1,851,116
Chicony Power Technology Co. Ltd.	26,000	111,655
Compal Electronics, Inc.	297,000	313,855
CTBC Financial Holding Co. Ltd.	1,553,000	1,691,224
Delta Electronics, Inc.	170,000	2,053,331
Depo Auto Parts Ind Co. Ltd.	55,000	458,815
Eva Airways Corp.	834,000	989,997
Evergreen Marine Corp. Taiwan Ltd.	21,800	138,761
Far Eastern New Century Corp.	482,000	584,046
Far EasTone Telecommunications Co. Ltd.	16,000	45,938
First Financial Holding Co. Ltd.	922,396	800,068
FSP Technology, Inc.	76,000	144,058
Fubon Financial Holding Co. Ltd.	700,312	2,005,316
Fusheng Precision Co. Ltd.	17,000	156,150
Hon Hai Precision Industry Co. Ltd.	777,000	4,643,995
Huaku Development Co. Ltd.	4,600	19,382
Kindom Development Co. Ltd.	217,100	334,103
Kung Long Batteries Industrial Co. Ltd.	7,000	33,239
Largan Precision Co. Ltd.	13,000	1,050,396
Makalot Industrial Co. Ltd.	420	4,645
MediaTek, Inc.	100,000	3,734,359
Mega Financial Holding Co. Ltd.	35,020	43,610
Merry Electronics Co. Ltd.	102,524	422,337
Namchow Holdings Co. Ltd.	127,000	223,300
Nan Pao Resins Chemical Co. Ltd.	30,000	288,587
Novatek Microelectronics Corp.	37,000	607,077
Pegatron Corp.	200,000	654,026
Posiflex Technology, Inc.	17,000	113,318
Pou Chen Corp.	864,000	985,602
President Chain Store Corp.	57,000	532,033
Security Description	Shares	Value
Taiwan — (Continued)
Primax Electronics Ltd.	76,000	$217,770
Quanta Computer, Inc.	159,000	1,339,885
Radiant Opto-Electronics Corp.	35,000	215,833
Realtek Semiconductor Corp.	54,000	805,708
Shinkong Insurance Co. Ltd.	61,000	181,357
Sinon Corp.	83,000	112,971
SinoPac Financial Holdings Co. Ltd.	469,442	360,846
Sinyi Realty, Inc.	61,000	58,976
Syncmold Enterprise Corp.	58,000	191,545
Taiwan FU Hsing Industrial Co. Ltd.	100,000	180,312
Taiwan Hon Chuan Enterprise Co. Ltd.	80,000	412,644
Taiwan Semiconductor Manufacturing Co. Ltd.	1,287,000	39,291,699
Uni-President Enterprises Corp.	281,000	773,739
United Microelectronics Corp.	284,000	478,538
Voltronic Power Technology Corp.	11,000	701,719
Wan Hai Lines Ltd.	12,671	39,331
Wisdom Marine Lines Co. Ltd.	70,000	168,446
Yageo Corp.	8,000	158,391
Yang Ming Marine Transport Corp.	123	269
Yuanta Financial Holding Co. Ltd.	1,344,204	1,351,114
Zhen Ding Technology Holding Ltd.	20,000	71,974
		75,571,101
Thailand — 1.3%
Bangkok Dusit Medical Services PCL (NVDR)	611,700	570,318
Charoen Pokphand Foods PCL (NVDR)	537,700	400,992
Ichitan Group PCL	385,900	195,441
Kasikornbank PCL (NVDR)	202,700	945,790
PTG Energy PCL (NVDR)	269,300	86,197
PTT PCL (NVDR)	1,216,000	1,284,774
SPCG PCL	70,100	19,931
Thai Oil PCL (NVDR)	323,300	515,735
Thanachart Capital PCL	61,300	96,287
Tisco Financial Group PCL (NVDR)	282,400	846,701
TMBThanachart Bank PCL	11,938,500	730,829
		5,692,995
Turkey — 0.8%
AG Anadolu Grubu Holding AS	10,512	95,720
Akbank TAS	249,703	450,377
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,256	70,414
BIM Birlesik Magazalar AS	49,069	712,734
Coca-Cola Icecek AS	114,914	191,410
KOC Holding AS	165,669	912,867
Migros Ticaret AS	24,016	315,799
Turkiye Is Bankasi AS - Class C	1,770,336	729,085
		3,478,406
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	253,954	583,006
Abu Dhabi Islamic Bank PJSC	240,519	833,827
Aldar Properties PJSC	63,785	130,548
Dubai Islamic Bank PJSC	386,249	663,241
Emaar Development PJSC	173,824	413,777
Emaar Properties PJSC	614,231	1,457,762
Emirates NBD Bank PJSC	248,110	1,371,110
BHFTI-304

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United Arab Emirates — (Continued)
Emirates Telecommunications Group Co. PJSC	19,310	$97,241
First Abu Dhabi Bank PJSC	56,467	211,476
TECOM Group PJSC	49,500	43,254
		5,805,242
United Kingdom — 0.1%
Anglogold Ashanti PLC	12,080	320,288
United States — 0.3%
JBS SA	176,200	1,023,038
Titan Cement International SA	6,953	276,226
		1,299,264
Total Common Stocks (Cost $357,765,325)		414,781,937

Preferred Stocks—1.7%
Brazil — 1.2%
Banco Bradesco SA	52,136	140,683
Cia Energetica de Minas Gerais	497,004	1,040,043
Gerdau SA	199,860	700,723
Itau Unibanco Holding SA	30,900	204,820
Itausa SA	610,482	1,240,530
Petroleo Brasileiro SA	275,800	1,823,074
		5,149,873
Chile — 0.1%
Embotelladora Andina SA	59,727	201,237
Colombia — 0.0%
Bancolombia SA	14,973	118,117
South Korea — 0.4%
Samsung Electronics Co. Ltd.	40,596	1,586,558
Total Preferred Stocks (Cost $6,233,881)		7,055,785

Short-Term Investments—0.1%
Mutual Funds — 0.1%
Invesco Treasury Portfolio, Institutional Class 4.780% (e)	435,662	435,662
Total Short-Term Investments (Cost $435,662)		435,662

Securities Lending Reinvestments (f)—1.7%
Repurchase Agreements — 0.6%
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,200,162; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $1,224,468	1,200,000	1,200,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,200,164; collateralized by various Common Stock with an aggregate market value of $1,320,181	1,200,000	$1,200,000
		2,400,000

Mutual Funds — 1.1%
AB Government Money Market Portfolio, Institutional Class, 4.730% (e)	125,000	125,000
Allspring Government Money Market Fund, Select Class, 4.860% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.830% (e)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.780% (e)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (e)	521,076	521,076
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (e)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.840% (e)	100,000	100,000
		4,946,076
Total Securities Lending Reinvestments (Cost $7,346,076)		7,346,076
Total Investments—101.2% (Cost $371,780,944)		429,619,460
Other assets and liabilities (net)—(1.2)%		(5,082,595)
Net Assets—100.0%		$424,536,865

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $9,996,982 and the collateral received consisted of cash in the amount of
$7,346,076 and non-cash collateral with a value of $3,840,288. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
BHFTI-305

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Banks	16.8
Semiconductors & Semiconductor Equipment	12.1
Interactive Media & Services	5.5
Broadline Retail	5.2
Technology Hardware, Storage & Peripherals	5.0
Oil, Gas & Consumable Fuels	4.9
Metals & Mining	3.5
Automobiles	3.3
Insurance	3.0
Electronic Equipment, Instruments & Components	2.6

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	12/20/24	169	USD	9,909,315	$174,792
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$14,993,375	$—	$—	$14,993,375
Chile	1,335,773	—	—	1,335,773
China	9,991,632	103,456,325	—	113,447,957
Czech Republic	—	1,183,115	—	1,183,115
Egypt	—	175,751	—	175,751
Greece	48,401	1,877,856	—	1,926,257
Hong Kong	—	1,016,821	—	1,016,821
Hungary	—	170,855	—	170,855
India	4,830,244	77,887,040	—	82,717,284
Indonesia	—	7,820,943	—	7,820,943
Kuwait	—	2,052,958	—	2,052,958
Malaysia	—	5,470,826	—	5,470,826
Mexico	8,689,479	—	—	8,689,479
Monaco	578,529	—	—	578,529
Peru	210,489	—	—	210,489
Philippines	—	2,272,786	—	2,272,786
Poland	—	3,164,948	—	3,164,948
Qatar	—	4,203,249	—	4,203,249
Russia	—	—	0	0
Saudi Arabia	262,010	14,766,714	—	15,028,724
South Africa	—	12,218,976	—	12,218,976
South Korea	86,197	43,849,349	—	43,935,546
Taiwan	—	75,571,101	—	75,571,101
Thailand	—	5,692,995	—	5,692,995
Turkey	—	3,478,406	—	3,478,406
United Arab Emirates	—	5,805,242	—	5,805,242
United Kingdom	—	320,288	—	320,288
BHFTI-306

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$1,023,038	$276,226	$—	$1,299,264
Total Common Stocks	42,049,167	372,732,770	0	414,781,937
Preferred Stocks
Brazil	5,149,873	—	—	5,149,873
Chile	201,237	—	—	201,237
Colombia	118,117	—	—	118,117
South Korea	—	1,586,558	—	1,586,558
Total Preferred Stocks	5,469,227	1,586,558	—	7,055,785
Total Short-Term Investments*	435,662	—	—	435,662
Securities Lending Reinvestments
Mutual Funds	4,946,076	—	—	4,946,076
Repurchase Agreements	—	2,400,000	—	2,400,000
Total Securities Lending Reinvestments*	4,946,076	2,400,000	—	7,346,076
Total Investments	$52,900,132	$376,719,328	$0	$429,619,460
Collateral for Securities Loaned (Liability)	$—	$(7,346,076)	$—	$(7,346,076)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$174,792	$—	$—	$174,792

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-307

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Brazil — 3.5%
Ambev SA (ADR)	826,500	$2,016,660
B3 SA - Brasil Bolsa Balcao	150,800	296,468
Banco do Brasil SA	177,200	884,097
Cia De Sanena Do Parana	104,600	566,038
CPFL Energia SA	114,200	711,274
CSN Mineracao SA	193,500	245,085
Embraer SA (a)	46,900	412,980
Energisa SA	74,600	613,348
Itau Unibanco Holding SA	35,900	207,122
Itau Unibanco Holding SA (ADR)	678,000	4,508,700
Kepler Weber SA	161,600	295,452
Klabin SA	241,100	924,533
NU Holdings Ltd. - Class A (a)	178,700	2,439,255
Petroleo Brasileiro SA	268,300	1,934,053
Petroleo Brasileiro SA (ADR)	36,600	527,406
Rede D'Or Sao Luiz SA	275,600	1,564,754
Suzano SA (a)	104,900	1,048,288
Telefonica Brasil SA	186,400	1,909,952
TIM SA	141,700	487,186
Vale SA	198,000	2,308,310
Vale SA (ADR)	221,400	2,585,952
Vibra Energia SA	404,600	1,737,915
WEG SA	105,800	1,056,310
		29,281,138
Chile — 0.3%
Cencosud SA	745,914	1,505,431
Empresas CMPC SA	454,928	791,179
SMU SA	2,829,751	459,406
		2,756,016
China — 26.9%
3SBio, Inc.	989,000	873,107
AAC Technologies Holdings, Inc.	252,500	1,039,220
Akeso, Inc. (a)	56,000	493,886
Alibaba Group Holding Ltd.	1,702,500	22,629,057
Aluminum Corp. of China Ltd. - Class A	304,100	377,815
Aluminum Corp. of China Ltd. - Class H	1,174,000	917,954
Andon Health Co. Ltd. - Class A	35,400	237,822
ANE Cayman, Inc. (a)	361,500	385,787
Anhui Conch Cement Co. Ltd. - Class A	85,800	315,592
Anhui Conch Cement Co. Ltd. - Class H	383,000	1,124,456
Anhui Yingjia Distillery Co. Ltd. - Class A	45,400	462,032
ANTA Sports Products Ltd.	68,200	814,932
Baidu, Inc. - Class A (a)	299,550	3,946,617
Bairong, Inc. (a)	313,500	415,288
Bank of Changsha Co. Ltd. - Class A	82,600	97,369
Bank of China Ltd. - Class H	5,081,000	2,378,541
Bank of Hangzhou Co. Ltd. - Class A	160,600	319,173
Bank of Nanjing Co. Ltd. - Class A	134,602	209,380
Baoshan Iron & Steel Co. Ltd. - Class A	105,900	103,512
BeiGene Ltd. (a)	89,100	1,579,187
BeiGene Ltd. - Class A (a)	38,411	988,183
Bilibili, Inc. - Class Z (a)	42,480	998,653
BMC Medical Co. Ltd. - Class A	8,900	101,285
BOC Aviation Ltd.	155,000	1,281,662
Security Description	Shares	Value
China — (Continued)
Bosideng International Holdings Ltd.	2,342,000	$1,330,476
BYD Co. Ltd. - Class A	5,500	238,606
BYD Co. Ltd. - Class H	124,000	4,453,570
CGN New Energy Holdings Co. Ltd.	1,896,000	623,038
CGN Power Co. Ltd. - Class H	3,171,000	1,223,291
China Construction Bank Corp. - Class A	213,100	240,884
China Construction Bank Corp. - Class H	7,928,000	5,943,250
China Foods Ltd.	310,000	110,406
China Hongqiao Group Ltd.	214,000	358,064
China International Marine Containers Group Co. Ltd. - Class A	407,200	514,011
China Mengniu Dairy Co. Ltd.	234,000	550,656
China Merchants Bank Co. Ltd. - Class A	244,600	1,294,239
China Merchants Bank Co. Ltd. - Class H	552,500	2,688,069
China National Accord Medicines Corp. Ltd. - Class A	30,300	135,065
China National Medicines Corp. Ltd. - Class A	83,900	413,211
China Nonferrous Mining Corp. Ltd.	598,000	494,798
China Overseas Land & Investment Ltd.	520,500	1,038,046
China Pacific Insurance Group Co. Ltd. - Class H	570,200	2,009,903
China Petroleum & Chemical Corp. - Class H	128,000	79,208
China Reinsurance Group Corp. - Class H	2,083,000	221,200
China Resources Land Ltd.	812,000	2,927,010
China Resources Power Holdings Co. Ltd.	804,000	2,172,072
China State Construction Engineering Corp. Ltd. - Class A	484,600	420,076
China State Construction International Holdings Ltd.	136,000	211,729
China Tower Corp. Ltd. - Class H	8,486,000	1,124,016
Chongqing Zhifei Biological Products Co. Ltd. - Class A	22,000	103,029
Contemporary Amperex Technology Co. Ltd. - Class A	38,200	1,356,804
COSCO SHIPPING Holdings Co. Ltd. - Class A	224,770	503,645
COSCO SHIPPING Holdings Co. Ltd. - Class H	676,500	1,122,243
Dongfang Electric Corp. Ltd. - Class A	57,300	129,093
Dongyue Group Ltd.	348,000	342,372
Eastern Air Logistics Co. Ltd. - Class A (a)	107,700	283,932
FinVolution Group (ADR)	129,900	802,782
Foxconn Industrial Internet Co. Ltd. - Class A	98,100	353,900
Full Truck Alliance Co. Ltd. (ADR)	19,100	172,091
Fuyao Glass Industry Group Co. Ltd. - Class H	42,400	284,937
Geely Automobile Holdings Ltd.	563,000	868,947
Goldcup Electric Apparatus Co. Ltd. - Class A	332,700	478,231
Guangdong Provincial Expressway Development Co. Ltd. - Class A	93,600	151,881
Guodian Nanjing Automation Co. Ltd. - Class A	252,780	248,020
H World Group Ltd. (ADR)	17,700	658,440
Haidilao International Holding Ltd.	72,000	171,162
Haier Smart Home Co. Ltd. - Class A	135,300	610,778
Haier Smart Home Co. Ltd. - Class H	231,600	914,215
Hansoh Pharmaceutical Group Co. Ltd.	84,000	223,523
Harbin Electric Co. Ltd. - Class H	808,000	279,930
Hello Group, Inc. (ADR)	76,600	582,926
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	304,200	847,822
Hengan International Group Co. Ltd.	334,000	1,152,659
Hisense Home Appliances Group Co. Ltd. - Class A	102,700	519,977
Hisense Home Appliances Group Co. Ltd. - Class H	156,000	568,151
HLA Group Corp. Ltd. - Class A	516,900	547,439
Huadong Medicine Co. Ltd. - Class A	40,000	197,531
Huafon Chemical Co. Ltd. - Class A	209,000	245,650
Huaibei Mining Holdings Co. Ltd. - Class A	38,900	99,894
Huayu Automotive Systems Co. Ltd. - Class A	127,600	326,261
BHFTI-308

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
HUTCHMED China Ltd. (a)	128,500	$531,931
Industrial & Commercial Bank of China Ltd. - Class H	4,401,000	2,603,180
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	338,700	218,737
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	355,600	241,901
Innovent Biologics, Inc. (a)	270,500	1,641,525
JD.com, Inc. - Class A	352,300	7,047,955
Jiangsu Expressway Co. Ltd. - Class H	510,000	516,078
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - Class A	49,500	270,115
Jiangxi Copper Co. Ltd. - Class A	38,700	134,511
Jiangxi Ganyue Expressway Co. Ltd. - Class A	200,100	147,748
JNBY Design Ltd.	288,500	593,323
Jointown Pharmaceutical Group Co. Ltd. - Class A	344,300	281,712
JOYY, Inc. (ADR) (a)	22,700	822,648
KE Holdings, Inc. (ADR)	36,300	722,733
Kuaishou Technology (a)	279,800	1,933,660
Kunlun Energy Co. Ltd.	1,982,000	2,044,107
Kweichow Moutai Co. Ltd. - Class A	3,800	928,572
LB Group Co. Ltd. - Class A	54,100	160,214
Lenovo Group Ltd.	2,090,000	2,809,488
Li Auto, Inc. - Class A (a)	95,600	1,245,625
Longfor Group Holdings Ltd.	607,500	1,157,071
Lonking Holdings Ltd.	464,000	98,331
Luxshare Precision Industry Co. Ltd. - Class A	49,900	310,409
Meihua Holdings Group Co. Ltd. - Class A	396,500	607,887
Meituan - Class B (a)	481,800	10,254,570
Midea Group Co. Ltd. - Class A	36,200	386,978
Nanjing Iron & Steel Co. Ltd. - Class A	210,000	145,273
NetEase, Inc.	181,500	3,392,275
Ningbo Boway Alloy Material Co. Ltd. - Class A	280,900	696,330
Ningbo Deye Technology Co. Ltd. - Class A	7,500	108,738
PDD Holdings, Inc. (ADR) (a)	56,100	7,562,841
PetroChina Co. Ltd. - Class A	592,400	762,065
PetroChina Co. Ltd. - Class H	3,750,000	3,037,209
Ping An Insurance Group Co. of China Ltd. - Class A	160,600	1,284,660
Ping An Insurance Group Co. of China Ltd. - Class H	827,000	5,250,911
Pop Mart International Group Ltd.	179,200	1,226,815
Power Construction Corp. of China Ltd. - Class A	794,800	632,204
Qifu Technology, Inc. (ADR)	70,200	2,092,662
Qingdao Haier Biomedical Co. Ltd. - Class A	23,944	119,147
Satellite Chemical Co. Ltd. - Class A	316,400	842,517
Shandong Bohui Paper Industrial Co. Ltd. - Class A	158,700	111,076
Shandong Sun Paper Industry JSC Ltd. - Class A	103,425	218,680
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	55,500	165,843
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	60,400	98,452
Shanghai Tunnel Engineering Co. Ltd. - Class A	174,300	164,524
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	196,500	113,439
Shenzhen Desay Battery Technology Co. - Class A	238,400	888,534
Shenzhen Energy Group Co. Ltd. - Class A	159,100	158,745
Shenzhen Expressway Corp. Ltd. - Class A	144,100	218,200
Shenzhen Expressway Corp. Ltd. - Class H	312,000	278,322
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. - Class A	63,500	145,269
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	17,500	723,638
Shenzhen New Industries Biomedical Engineering Co. Ltd. - Class A	16,100	188,080
Shenzhen Tagen Group Co. Ltd. - Class A	1,116,200	712,908
Security Description	Shares	Value
China — (Continued)
Sinopec Engineering Group Co. Ltd. - Class H	445,500	$307,854
Sinotrans Ltd. - Class H	1,568,000	802,340
Sinotruk Hong Kong Ltd.	641,000	1,925,463
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	396,400	350,478
Sunac Services Holdings Ltd.	657,000	191,799
Sunny Optical Technology Group Co. Ltd.	29,600	217,937
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	105,100	354,099
TAL Education Group (ADR) (a)	8,400	99,456
TangShan Port Group Co. Ltd. - Class A	655,800	483,180
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	239,400	198,808
TBEA Co. Ltd. - Class A	327,400	683,327
Tencent Holdings Ltd.	685,700	38,394,322
Tencent Music Entertainment Group (ADR)	202,200	2,436,510
Tian Di Science & Technology Co. Ltd. - Class A	430,600	400,726
Tianli International Holdings Ltd.	226,000	147,568
Tingyi Cayman Islands Holding Corp.	244,000	351,502
Trip.com Group Ltd. (a)	51,750	3,128,055
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	70,800	161,544
Vipshop Holdings Ltd. (ADR)	97,200	1,528,956
Want Want China Holdings Ltd.	150,000	102,184
Weichai Power Co. Ltd. - Class A	138,300	309,201
Weichai Power Co. Ltd. - Class H	368,000	670,326
Weilong Delicious Global Holdings Ltd.	232,000	235,559
Western Mining Co. Ltd. - Class A	385,200	1,045,345
Wuliangye Yibin Co. Ltd. - Class A	19,600	444,599
WuXi AppTec Co. Ltd. - Class A	44,700	333,746
WuXi AppTec Co. Ltd. - Class H	167,600	1,160,927
Wuxi Biologics Cayman, Inc. (a)	348,500	775,269
Xiaomi Corp. - Class B (a)	2,141,200	6,085,479
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	112,600	251,898
Xtep International Holdings Ltd.	1,101,500	834,391
Yum China Holdings, Inc.	12,500	562,750
Yunnan Yuntianhua Co. Ltd. - Class A	139,500	444,523
Yutong Bus Co. Ltd. - Class A	266,800	993,017
Zhejiang Hailide New Material Co. Ltd. - Class A	235,600	145,979
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	346,600	402,906
Zhejiang Wanma Co. Ltd. - Class A	247,900	286,721
Zhongjin Gold Corp. Ltd. - Class A	217,000	465,820
Zhuhai CosMX Battery Co. Ltd. - Class A	180,415	441,806
Zijin Mining Group Co. Ltd. - Class H	210,000	472,515
ZTE Corp. - Class A	69,000	306,555
ZTE Corp. - Class H	208,600	533,297
		226,572,772
Czech Republic — 0.3%
CEZ AS	14,141	549,842
Komercni Banka AS	18,052	636,530
Moneta Money Bank AS	252,759	1,242,144
		2,428,516
Greece — 0.5%
Danaos Corp.	1,100	95,414
Eurobank Ergasias Services & Holdings SA - Class A	646,221	1,480,419
Metlen Energy & Metals SA	8,040	316,601
National Bank of Greece SA	88,935	764,222
BHFTI-309

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Greece — (Continued)
OPAP SA	65,319	$1,162,804
		3,819,460
Hong Kong — 0.3%
Orient Overseas International Ltd.	8,000	112,279
Sino Biopharmaceutical Ltd.	744,000	352,849
Skyworth Group Ltd.	414,000	187,365
United Laboratories International Holdings Ltd.	384,000	493,328
Wasion Holdings Ltd.	252,000	206,766
WH Group Ltd.	1,027,000	812,384
		2,164,971
Hungary — 0.0%
Magyar Telekom Telecommunications PLC	27,935	82,195
MOL Hungarian Oil & Gas PLC	11,770	88,067
		170,262
India — 19.2%
360 ONE WAM Ltd.	59,350	733,881
Adani Power Ltd. (a)	235,980	1,846,099
Alkem Laboratories Ltd.	6,022	436,380
Amara Raja Energy & Mobility Ltd.	29,640	503,511
Apollo Hospitals Enterprise Ltd.	8,230	708,341
Apollo Tyres Ltd.	49,566	324,863
Arvind Ltd.	66,089	291,013
Ashok Leyland Ltd.	139,201	392,744
Aster DM Healthcare Ltd.	63,984	317,041
Aurobindo Pharma Ltd.	119,281	2,085,296
Axis Bank Ltd.	130,284	1,919,242
Bajaj Auto Ltd.	13,545	2,000,152
Bajaj Consumer Care Ltd.	184,447	541,149
Bajaj Finance Ltd.	10,593	975,333
Bank of Baroda	291,208	860,147
Bayer CropScience Ltd.	2,509	192,225
Bharat Petroleum Corp. Ltd.	503,572	2,226,119
Bharti Airtel Ltd.	327,193	6,704,248
Bombay Burmah Trading Co.	13,836	473,972
Britannia Industries Ltd.	1,565	118,448
CESC Ltd.	250,331	598,651
Chambal Fertilisers & Chemicals Ltd.	95,492	603,584
Chennai Petroleum Corp. Ltd.	56,214	629,883
Cipla Ltd.	27,308	539,191
Coal India Ltd.	414,186	2,525,202
Colgate-Palmolive India Ltd.	51,213	2,334,342
Dr. Reddy's Laboratories Ltd.	31,257	2,520,961
EID Parry India Ltd.	83,908	859,416
Emami Ltd.	28,952	262,486
Finolex Cables Ltd.	33,653	575,930
Fortis Healthcare Ltd.	51,599	380,125
GAIL India Ltd.	797,017	2,290,849
Glenmark Pharmaceuticals Ltd.	37,344	751,857
Godrej Consumer Products Ltd.	11,140	185,834
Grasim Industries Ltd.	72,652	2,417,778
Great Eastern Shipping Co. Ltd.	46,616	671,550
Gujarat Pipavav Port Ltd.	227,432	598,461
Gujarat State Petronet Ltd.	57,046	289,595
Security Description	Shares	Value
India — (Continued)
Havells India Ltd.	23,776	$574,696
HCL Technologies Ltd.	177,304	3,812,691
HDFC Asset Management Co. Ltd.	9,671	497,310
HDFC Bank Ltd.	330,466	6,840,026
Hero MotoCorp Ltd.	23,726	1,623,191
Hindalco Industries Ltd.	321,762	2,908,186
Hindustan Aeronautics Ltd.	20,675	1,094,075
Hindustan Unilever Ltd.	55,735	1,967,843
ICICI Bank Ltd.	448,852	6,836,922
Indian Bank	36,404	226,719
Indian Hotels Co. Ltd.	48,175	394,529
Indian Oil Corp. Ltd.	1,067,636	2,295,254
Indo Count Industries Ltd.	106,875	490,092
Indus Towers Ltd. (a)	443,124	2,061,983
Infosys Ltd.	395,784	8,834,097
InterGlobe Aviation Ltd. (a)	27,094	1,550,801
ITC Ltd.	422,781	2,620,545
Jindal Stainless Ltd.	20,457	192,393
Jindal Steel & Power Ltd.	18,895	233,981
JK Tyre & Industries Ltd.	29,552	151,607
JSW Steel Ltd.	72,651	895,485
Karur Vysya Bank Ltd.	67,310	173,879
Kaveri Seed Co. Ltd.	55,053	642,794
KCP Ltd.	91,515	273,957
Kotak Mahindra Bank Ltd.	47,606	1,056,437
LG Balakrishnan & Bros Ltd.	6,471	107,430
LT Foods Ltd.	124,197	588,801
Lupin Ltd.	48,200	1,261,399
Mahindra & Mahindra Ltd.	140,966	5,252,468
Manappuram Finance Ltd.	324,440	781,801
Maruti Suzuki India Ltd.	4,506	712,065
Max Healthcare Institute Ltd.	63,771	758,770
Muthoot Finance Ltd.	66,384	1,609,323
National Aluminium Co. Ltd.	349,082	884,755
Nava Ltd.	32,579	447,790
NCC Ltd.	79,754	288,259
NMDC Ltd.	346,714	1,013,138
NTPC Ltd.	769,120	4,064,552
Oil & Natural Gas Corp. Ltd.	749,682	2,665,607
Oil India Ltd.	108,953	755,663
Oracle Financial Services Software Ltd.	6,967	951,614
Petronet LNG Ltd.	470,464	1,918,349
Power Finance Corp. Ltd.	368,029	2,151,577
Power Grid Corp. of India Ltd.	856,511	3,599,237
PTC India Ltd.	111,091	278,287
Raymond Ltd.	9,675	203,828
REC Ltd.	229,292	1,512,826
Reliance Industries Ltd.	283,179	10,011,759
Samvardhana Motherson International Ltd.	296,420	746,841
Shriram Finance Ltd.	24,266	1,041,105
State Bank of India	349,154	3,282,364
Sun Pharmaceutical Industries Ltd.	142,186	3,272,416
Sun TV Network Ltd.	27,255	271,586
Supreme Industries Ltd.	28,577	1,823,796
Surya Roshni Ltd.	19,309	165,479
Tata Motors Ltd.	343,571	3,999,231
BHFTI-310

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Tech Mahindra Ltd.	137,873	$2,604,408
Torrent Power Ltd.	22,493	502,928
Triveni Turbine Ltd.	78,740	643,303
UltraTech Cement Ltd.	1,783	251,443
UPL Ltd.	122,385	891,833
UTI Asset Management Co. Ltd.	15,161	224,413
Varun Beverages Ltd.	143,216	1,040,410
Vedanta Ltd.	387,285	2,374,124
Welspun Living Ltd.	155,703	306,605
Wipro Ltd.	383,997	2,475,096
WNS Holdings Ltd. (a)	13,600	716,856
Zensar Technologies Ltd.	38,466	308,651
Zomato Ltd. (a)	433,855	1,415,766
Zydus Lifesciences Ltd.	18,813	240,418
		161,353,762
Indonesia — 1.8%
Adaro Energy Indonesia Tbk. PT	4,401,700	1,107,040
Astra International Tbk. PT	6,531,200	2,180,685
Bank Central Asia Tbk. PT	4,537,300	3,093,540
Bank Mandiri Persero Tbk. PT	7,201,500	3,292,948
Bank Negara Indonesia Persero Tbk. PT	4,231,800	1,494,974
Bank Rakyat Indonesia Persero Tbk. PT	7,254,100	2,371,235
Indofood Sukses Makmur Tbk. PT	3,958,200	1,844,764
		15,385,186
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	74,602	259,990
Boursa Kuwait Securities Co. KPSC	73,565	490,324
Commercial Real Estate Co. KSC	658,267	325,479
Gulf Cables & Electrical Industries Group Co. KSCP	51,674	263,945
Kuwait Finance House KSCP	235,688	553,531
Kuwait Telecommunications Co.	110,134	195,743
Mezzan Holding Co. KSCC	112,916	334,621
National Bank of Kuwait SAKP	364,563	1,054,851
National Investments Co. KSCP	463,550	355,711
		3,834,195
Malaysia — 1.2%
Aeon Co. M Bhd.	623,800	229,824
Alliance Bank Malaysia Bhd.	771,100	832,598
AMMB Holdings Bhd.	536,500	651,407
Bermaz Auto Bhd.	226,400	122,849
CIMB Group Holdings Bhd.	1,492,400	2,917,556
Eco World Development Group Bhd.	257,000	111,945
IJM Corp. Bhd.	676,200	481,965
KPJ Healthcare Bhd.	1,385,400	713,399
Mah Sing Group Bhd.	820,400	343,448
Malayan Banking Bhd.	1,163,100	2,955,995
Ta Ann Holdings Bhd.	165,700	156,831
Tenaga Nasional Bhd.	68,000	238,306
United Plantations Bhd.	62,600	396,680
YTL Corp. Bhd.	303,200	185,279
YTL Power International Bhd.	205,600	183,393
		10,521,475
Security Description	Shares	Value
Mexico — 2.1%
America Movil SAB de CV - Series B	1,601,100	$1,314,870
Arca Continental SAB de CV	213,000	1,990,127
Banco del Bajio SA	659,900	1,545,017
Cemex SAB de CV (ADR)	95,200	580,720
Coca-Cola Femsa SAB de CV	95,800	846,485
FIBRA Macquarie Mexico (REIT)	133,500	213,573
Fibra Uno Administracion SA de CV (REIT)	1,340,400	1,560,963
Fomento Economico Mexicano SAB de CV	98,800	974,101
Gruma SAB de CV - Class B	90,295	1,673,186
Grupo Financiero Banorte SAB de CV - Class O	315,600	2,246,226
Grupo Mexico SAB de CV - Series B	350,600	1,958,659
Kimberly-Clark de Mexico SAB de CV - Class A	148,800	241,073
Promotora y Operadora de Infraestructura SAB de CV	130,935	1,241,256
Regional SAB de CV	89,600	519,989
Southern Copper Corp.	5,155	596,279
		17,502,524
Monaco — 0.1%
Costamare, Inc.	54,100	850,452
Safe Bulkers, Inc.	61,400	318,052
		1,168,504
Peru — 0.0%
Credicorp Ltd.	1,200	217,164
Intercorp Financial Services, Inc.	7,778	203,239
		420,403
Philippines — 0.5%
Bank of the Philippine Islands	78,580	189,668
DMCI Holdings, Inc.	842,500	173,100
GT Capital Holdings, Inc.	30,790	401,835
International Container Terminal Services, Inc.	319,410	2,303,973
Metropolitan Bank & Trust Co.	362,010	508,378
PLDT, Inc.	16,035	426,531
Robinsons Land Corp.	505,600	142,067
Semirara Mining & Power Corp.	243,300	141,231
		4,286,783
Poland — 0.7%
Bank Handlowy w Warszawie SA	13,808	326,577
Bank Polska Kasa Opieki SA	58,902	2,250,571
Budimex SA	841	130,631
Powszechna Kasa Oszczednosci Bank Polski SA	186,948	2,724,272
Powszechny Zaklad Ubezpieczen SA	49,777	544,397
Santander Bank Polska SA	2,659	314,261
		6,290,709
Qatar — 1.0%
Gulf International Services QSC	356,296	317,406
Industries Qatar QSC	34,300	122,872
Ooredoo QPSC	616,247	1,982,433
Qatar Islamic Bank QPSC	472,058	2,767,941
Qatar National Bank QPSC	604,789	2,816,795
Vodafone Qatar QSC	367,719	189,850
		8,197,297
BHFTI-311

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Russia — 0.0%
LUKOIL PJSC (a) (b) (c)	255,685	$0
Novatek PJSC (a) (b) (c)	928,138	0
Sberbank of Russia PJSC † (a) (b) (c)	1,645,424	0
		0
Saudi Arabia — 3.4%
ACWA Power Co.	929	122,492
Al Babtain Power & Telecommunication Co.	50,443	590,483
Al Rajhi Bank	166,110	3,864,459
Alinma Bank	262,847	1,997,994
Almunajem Foods Co.	29,375	936,397
Arab National Bank	398,600	2,030,709
Arriyadh Development Co.	29,449	219,838
Banque Saudi Fransi	154,645	1,331,819
East Pipes Integrated Co. for Industry	4,857	187,475
Etihad Etisalat Co.	153,459	2,098,776
Leejam Sports Co. JSC	10,554	581,929
Middle East Healthcare Co. (a)	4,269	82,682
Mobile Telecommunications Co. Saudi Arabia	89,825	262,639
National Medical Care Co.	10,232	563,770
Riyad Bank	188,304	1,252,686
Riyadh Cables Group Co.	25,124	664,358
SABIC Agri-Nutrients Co.	69,731	2,207,013
Saudi Arabian Mining Co. (a)	22,126	288,461
Saudi Arabian Oil Co.	171,833	1,239,937
Saudi Awwal Bank	120,446	1,113,415
Saudi Basic Industries Corp.	66,963	1,338,937
Saudi Investment Bank	93,856	326,247
Saudi National Bank	216,942	1,986,390
Saudi Telecom Co.	320,531	3,735,750
		29,024,656
South Africa — 2.9%
Capitec Bank Holdings Ltd.	1,944	342,961
Clicks Group Ltd.	16,034	368,141
Exxaro Resources Ltd. (d)	41,891	417,254
FirstRand Ltd.	175,014	843,524
Gold Fields Ltd.	11,849	183,011
Harmony Gold Mining Co. Ltd.	109,939	1,126,931
Investec Ltd.	102,736	780,067
Kumba Iron Ore Ltd.	14,538	338,418
Momentum Group Ltd.	539,660	920,689
Naspers Ltd. - N Shares	19,159	4,652,920
Nedbank Group Ltd.	87,292	1,511,445
Old Mutual Ltd.	955,442	758,109
Omnia Holdings Ltd.	127,575	480,509
Pan African Resources PLC (d)	354,881	149,131
Resilient REIT Ltd. (REIT)	187,517	637,596
Reunert Ltd.	21,613	101,436
Sanlam Ltd.	522,728	2,664,234
Sappi Ltd.	198,156	555,691
Shoprite Holdings Ltd.	144,838	2,480,143
Standard Bank Group Ltd.	243,870	3,422,659
Sun International Ltd.	85,960	226,424
Truworths International Ltd.	125,310	790,759
Security Description	Shares	Value
South Africa — (Continued)
Wilson Bayly Holmes-Ovcon Ltd.	24,556	$328,798
		24,080,850
South Korea — 10.1%
Alteogen, Inc. (a)	1,800	451,973
Celltrion, Inc.	4,731	708,702
Chong Kun Dang Pharmaceutical Corp.	4,306	371,262
Coway Co. Ltd.	28,951	1,480,724
DB Insurance Co. Ltd.	22,833	1,965,914
DoubleUGames Co. Ltd.	12,616	483,357
Hana Financial Group, Inc.	62,137	2,802,223
Hankook Tire & Technology Co. Ltd.	42,934	1,353,377
Hanwha Aerospace Co. Ltd.	4,704	1,072,608
Hanwha Industrial Solutions Co. Ltd. (a)	5,210	132,670
HD Hyundai Co. Ltd.	7,292	427,437
HLB, Inc. (a)	1,352	88,923
HMM Co. Ltd.	55,019	782,262
Hyundai Glovis Co. Ltd.	22,070	2,072,956
Hyundai Mobis Co. Ltd.	5,479	913,460
Hyundai Motor Co.	20,955	3,881,199
Kangwon Land, Inc.	26,833	348,684
KB Financial Group, Inc.	66,213	4,112,265
KCC Corp.	1,783	412,267
Kia Corp.	44,258	3,393,000
Korea Electric Terminal Co. Ltd.	5,660	300,857
Korea Investment Holdings Co. Ltd.	5,108	287,473
Korean Air Lines Co. Ltd.	62,323	1,077,839
Krafton, Inc. (a)	535	140,454
KT&G Corp.	23,020	1,920,841
Kumho Petrochemical Co. Ltd.	9,553	1,146,811
LG Chem Ltd.	1,531	419,782
LG Corp.	1,295	77,886
LG Innotek Co. Ltd.	1,981	332,820
LS Corp.	1,560	148,293
Meritz Financial Group, Inc.	13,497	1,005,034
Mirae Asset Securities Co. Ltd.	275,305	1,787,628
NH Investment & Securities Co. Ltd.	45,994	473,216
NICE Information Service Co. Ltd.	10,249	83,246
Orion Holdings Corp.	7,955	96,886
POSCO Holdings, Inc.	6,646	1,965,519
Samsung C&T Corp.	10,513	1,111,257
Samsung Card Co. Ltd.	11,841	373,791
Samsung E&A Co. Ltd. (a)	122,735	2,071,993
Samsung Electro-Mechanics Co. Ltd.	12,296	1,253,265
Samsung Electronics Co. Ltd.	482,996	22,891,765
Samsung Fire & Marine Insurance Co. Ltd.	6,477	1,712,166
Samsung Life Insurance Co. Ltd.	3,377	241,512
Samsung SDI Co. Ltd.	1,274	369,797
Samsung SDS Co. Ltd.	12,299	1,459,188
Samsung Securities Co. Ltd.	24,844	829,707
Shinhan Financial Group Co. Ltd.	84,493	3,598,096
SK Hynix, Inc.	66,600	8,971,586
SK Telecom Co. Ltd.	42,319	1,810,889
Woori Financial Group, Inc.	17,345	204,876
		85,419,736
BHFTI-312

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — 17.8%
Acter Group Corp. Ltd.	76,000	$740,695
Advancetek Enterprise Co. Ltd.	132,000	282,878
ASE Technology Holding Co. Ltd.	644,000	3,101,938
Asustek Computer, Inc.	147,000	2,573,634
Cathay Financial Holding Co. Ltd.	1,714,000	3,610,792
Compal Electronics, Inc.	589,000	622,425
CTBC Financial Holding Co. Ltd.	3,026,000	3,295,329
Delta Electronics, Inc.	339,000	4,094,584
Depo Auto Parts Ind Co. Ltd.	109,000	909,288
Eva Airways Corp.	1,669,000	1,981,182
Evergreen Marine Corp. Taiwan Ltd.	44,000	280,069
Far Eastern New Century Corp.	928,000	1,124,469
Far EasTone Telecommunications Co. Ltd.	32,000	91,876
First Financial Holding Co. Ltd.	1,826,000	1,583,836
FSP Technology, Inc.	150,000	284,325
Fubon Financial Holding Co. Ltd.	1,367,700	3,916,355
Fusheng Precision Co. Ltd.	34,000	312,300
Hon Hai Precision Industry Co. Ltd.	1,521,000	9,090,755
Kindom Development Co. Ltd.	429,000	660,204
Largan Precision Co. Ltd.	25,000	2,019,993
Makalot Industrial Co. Ltd.	820	9,069
MediaTek, Inc.	196,000	7,319,343
Mega Financial Holding Co. Ltd.	69,000	85,924
Merry Electronics Co. Ltd.	195,912	807,039
Namchow Holdings Co. Ltd.	253,000	444,842
Nan Pao Resins Chemical Co. Ltd.	60,000	577,174
Novatek Microelectronics Corp.	67,000	1,099,302
Pegatron Corp.	395,000	1,291,701
Posiflex Technology, Inc.	33,000	219,969
Pou Chen Corp.	1,710,000	1,950,670
President Chain Store Corp.	112,000	1,045,398
Primax Electronics Ltd.	143,000	409,751
Quanta Computer, Inc.	310,000	2,612,355
Radiant Opto-Electronics Corp.	69,000	425,499
Realtek Semiconductor Corp.	106,000	1,581,575
Shinkong Insurance Co. Ltd.	121,000	359,740
Sinon Corp.	166,000	225,941
SinoPac Financial Holdings Co. Ltd.	923,525	709,886
Sinyi Realty, Inc.	120,000	116,019
Syncmold Enterprise Corp.	116,000	383,091
Taiwan FU Hsing Industrial Co. Ltd.	202,000	364,230
Taiwan Hon Chuan Enterprise Co. Ltd.	159,000	820,129
Taiwan Semiconductor Manufacturing Co. Ltd.	2,581,000	78,797,105
Uni-President Enterprises Corp.	561,000	1,544,724
United Microelectronics Corp.	557,000	938,541
Voltronic Power Technology Corp.	22,000	1,403,438
Wisdom Marine Lines Co. Ltd.	141,000	339,298
Yageo Corp.	51,631	1,022,239
Yuanta Financial Holding Co. Ltd.	2,648,000	2,661,612
Zhen Ding Technology Holding Ltd.	39,000	140,350
		150,282,881
Thailand — 1.4%
Bangkok Dusit Medical Services PCL (NVDR)	1,232,300	1,148,934
Charoen Pokphand Foods PCL (NVDR)	1,081,800	806,757
Ichitan Group PCL	710,900	360,040
Security Description	Shares	Value
Thailand — (Continued)
Ichitan Group PCL (NVDR)	298,500	$151,177
Kasikornbank PCL (NVDR)	392,500	1,831,389
PTT Exploration & Production PCL (NVDR)	35,400	144,543
PTT PCL (NVDR)	2,408,900	2,545,142
Thai Oil PCL (NVDR)	638,900	1,019,186
Thanachart Capital PCL	132,700	208,438
Tisco Financial Group PCL (NVDR)	562,000	1,685,008
TMBThanachart Bank PCL	24,537,400	1,502,085
		11,402,699
Turkey — 0.8%
AG Anadolu Grubu Holding AS	21,277	193,744
Akbank TAS	514,711	928,360
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,044	143,884
BIM Birlesik Magazalar AS	101,381	1,472,573
Coca-Cola Icecek AS	225,599	375,777
KOC Holding AS	340,600	1,876,768
Migros Ticaret AS	48,751	641,053
Turkiye Is Bankasi AS - Class C	3,430,015	1,412,597
		7,044,756
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	572,638	1,314,614
Abu Dhabi Islamic Bank PJSC	476,541	1,652,063
Aldar Properties PJSC	127,232	260,404
Dubai Islamic Bank PJSC	769,745	1,321,755
Emaar Development PJSC	348,603	829,828
Emaar Properties PJSC	1,205,858	2,861,878
Emirates NBD Bank PJSC	495,720	2,739,456
Emirates Telecommunications Group Co. PJSC	38,494	193,848
First Abu Dhabi Bank PJSC	114,119	427,389
TECOM Group PJSC	98,455	86,032
		11,687,267
United Kingdom — 0.1%
Anglogold Ashanti PLC	23,715	628,778
United States — 0.3%
JBS SA	367,600	2,134,330
Titan Cement International SA	13,593	540,016
		2,674,346
Total Common Stocks (Cost $788,958,991)		818,399,942

Preferred Stocks—1.6%
Brazil — 1.2%
Banco Bradesco SA	105,900	285,759
Cia Energetica de Minas Gerais	987,200	2,065,841
Gerdau SA	405,000	1,419,957
Itau Unibanco Holding SA	62,500	414,280
Itausa SA	1,230,900	2,501,251
Petroleo Brasileiro SA	535,500	3,539,724
		10,226,812
BHFTI-313

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Chile — 0.1%
Embotelladora Andina SA	117,256	$395,069
Colombia — 0.0%
Bancolombia SA	30,257	238,687
South Korea — 0.3%
Samsung Electronics Co. Ltd.	73,008	2,853,272
Total Preferred Stocks (Cost $14,136,887)		13,713,840

Securities Lending Reinvestments (e)—0.1%
Repurchase Agreements — 0.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $12,002; collateralized by various Common Stock with an aggregate market value of $13,364	12,000	12,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $111,265; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $113,490	111,250	111,250
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $12,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $12,245	12,000	12,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $12,002; collateralized by various Common Stock with an aggregate market value of $13,361	12,000	12,000
		147,250

Mutual Funds — 0.1%
Allspring Government Money Market Fund, Select Class, 4.860% (f)	125,000	125,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (f)	125,000	125,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	125,000	125,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (f)	125,000	125,000
		500,000
Total Securities Lending Reinvestments (Cost $647,250)		647,250
Total Investments—98.8% (Cost $803,743,128)		832,761,032
Other assets and liabilities (net)—1.2%		9,756,710
Net Assets—100.0%		$842,517,742

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $566,015 and the collateral received consisted of cash in the amount of
$647,250. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Banks	16.5
Semiconductors & Semiconductor Equipment	12.1
Interactive Media & Services	5.4
Broadline Retail	5.2
Technology Hardware, Storage & Peripherals	5.0
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	3.4
Automobiles	3.3
Insurance	3.0
Electronic Equipment, Instruments & Components	2.6
BHFTI-314

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	12/20/24	250	USD	14,658,750	$(27,503)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,281,138	$—	$—	$29,281,138
Chile	2,756,016	—	—	2,756,016
China	18,044,795	208,527,977	—	226,572,772
Czech Republic	—	2,428,516	—	2,428,516
Greece	95,414	3,724,046	—	3,819,460
Hong Kong	—	2,164,971	—	2,164,971
Hungary	—	170,262	—	170,262
India	716,856	160,636,906	—	161,353,762
Indonesia	—	15,385,186	—	15,385,186
Kuwait	—	3,834,195	—	3,834,195
Malaysia	—	10,521,475	—	10,521,475
Mexico	17,502,524	—	—	17,502,524
Monaco	1,168,504	—	—	1,168,504
Peru	420,403	—	—	420,403
Philippines	—	4,286,783	—	4,286,783
Poland	—	6,290,709	—	6,290,709
Qatar	—	8,197,297	—	8,197,297
Russia	—	—	0	0
Saudi Arabia	513,722	28,510,934	—	29,024,656
South Africa	—	24,080,850	—	24,080,850
South Korea	132,670	85,287,066	—	85,419,736
Taiwan	—	150,282,881	—	150,282,881
Thailand	—	11,402,699	—	11,402,699
Turkey	—	7,044,756	—	7,044,756
United Arab Emirates	—	11,687,267	—	11,687,267
United Kingdom	—	628,778	—	628,778
United States	2,134,330	540,016	—	2,674,346
Total Common Stocks	72,766,372	745,633,570	0	818,399,942
Preferred Stocks
Brazil	10,226,812	—	—	10,226,812
Chile	395,069	—	—	395,069
Colombia	238,687	—	—	238,687
South Korea	—	2,853,272	—	2,853,272
Total Preferred Stocks	10,860,568	2,853,272	—	13,713,840
Securities Lending Reinvestments
Mutual Funds	500,000	—	—	500,000
BHFTI-315

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$147,250	$—	$147,250
Total Securities Lending Reinvestments*	500,000	147,250	—	647,250
Total Investments	$84,126,940	$748,634,092	$0	$832,761,032
Collateral for Securities Loaned (Liability)	$—	$(647,250)	$—	$(647,250)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(27,503)	$—	$—	$(27,503)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-316

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—95.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 95.5%
Communication Services Select Sector SPDR Fund (a) (b)	261,067	$23,600,457
Consumer Staples Select Sector SPDR Fund (a) (b)	262,610	21,796,630
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	569,334	7,646,156
iShares 20+ Year Treasury Bond ETF (b)	73,164	7,177,388
iShares Core MSCI Emerging Markets ETF (b)	1,865,074	107,073,898
iShares Core S&P 500 ETF	173,193	99,901,186
iShares Core S&P Mid-Cap ETF (b)	557,077	34,717,039
iShares Core S&P Small-Cap ETF (b)	431,788	50,501,925
Schwab International Small-Cap Equity ETF (b)	601,597	23,179,532
SPDR Blackstone Senior Loan ETF (a) (b)	264,050	11,026,728
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	531,298	11,300,708
SPDR Bloomberg High Yield Bond ETF (a) (b)	189,245	18,506,269
SPDR Gold Shares (a) (b)	111,597	27,124,767
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,432,698	91,372,137
SPDR S&P 500 ETF Trust (a) (b)	261,245	149,891,931
Technology Select Sector SPDR Fund (a) (b)	105,950	23,919,272
Vanguard Total Bond Market ETF (b)	292,194	21,946,691
Total Mutual Funds (Cost $625,214,890)		730,682,714

Short-Term Investments—4.6%
Mutual Funds—4.6%
Invesco Treasury Portfolio, Institutional Class, 4.780% (c)	34,824,283	34,824,283
Total Short-Term Investments (Cost $34,824,283)		34,824,283

Securities Lending Reinvestments (d)—22.7%
Certificates of Deposit—1.5%
Bank of America NA
5.330%, SOFR + 0.500%, 11/29/24 (e)	1,000,000	1,000,636
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (e)	1,000,000	1,000,002
5.130%, SOFR + 0.300%, 03/04/25 (e)	1,000,000	1,000,006
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (e)	1,500,000	1,500,192
Credit Agricole SA
5.090%, SOFR + 0.260%, 11/15/24 (e)	1,000,000	1,000,002
5.150%, SOFR + 0.320%, 02/18/25 (e)	1,000,000	1,000,001
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (e)	1,000,000	1,000,104
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (e)	1,000,000	1,000,014
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (e)	2,000,000	2,000,460
		11,494,887
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (e)	1,000,000	999,989
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (e)	2,500,000	$2,500,130
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (e)	1,000,000	999,997
Natixis SA
5.140%, SOFR + 0.300%, 12/18/24 (e)	1,500,000	1,484,895
		5,985,011
Repurchase Agreements—19.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $5,600,770; collateralized by various Common Stock with an aggregate market value of $6,236,657	5,600,000	5,600,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $3,000,413; collateralized by various Common Stock with an aggregate market value of $3,341,067	3,000,000	3,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $27,003,735; collateralized by various Common Stock with an aggregate market value of $30,069,599	27,000,000	27,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $3,000,408; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $3,065,788	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $4,019,950; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $5,138,236; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $5,269,615	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $38,282,393; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $39,042,795	38,277,247	38,277,247
ING Financial Markets LLC
Repurchase Agreement dated 09/30/24 at 4.850%, due on 10/01/24 with a maturity value of $4,650,413; collateralized by U.S. Treasury Obligations with zero coupon, maturing 09/04/25, and an aggregate market value of $4,742,784	4,649,786	4,649,786
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $8,007,716; collateralized by various Common Stock with an aggregate market value of $8,925,276	8,000,000	8,000,000
BHFTI-317

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $17,002,356; collateralized by various Common Stock with an aggregate market value of $18,904,577	17,000,000	$17,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $10,490,684	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $7,000,947; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $7,175,833	7,000,000	7,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,000,274; collateralized by various Common Stock with an aggregate market value of $2,226,911	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $18,002,465; collateralized by various Common Stock with an aggregate market value of $19,802,714	18,000,000	18,000,000
		152,527,033
Time Deposit—0.5%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	4,000,000	4,000,000
Total Securities Lending Reinvestments (Cost $174,020,609)		174,006,931
Total Investments—122.8% (Cost $834,059,782)		939,513,928
Other assets and liabilities (net)—(22.8)%		(174,510,758)
Net Assets—100.0%		$765,003,170

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $213,574,247 and the collateral received consisted of cash in the amount of $173,987,486 and non-cash collateral with a value of $45,784,370. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Communication Services Select Sector SPDR Fund	$22,206,930	$46,059,326	$(47,222,274)	$2,859,039	$(302,564)	$23,600,457
Consumer Staples Select Sector SPDR Fund	—	21,188,331	—	—	608,299	21,796,630
Energy Select Sector SPDR Fund	21,803,933	24,157,904	(44,718,605)	(3,314,029)	2,070,797	—
Financial Select Sector SPDR Fund	—	44,250,433	(45,390,075)	1,139,642	—	—
Industrial Select Sector SPDR Fund	—	44,921,399	(45,641,560)	720,161	—	—
SPDR Blackstone Senior Loan ETF	10,757,770	1,370,741	(1,053,220)	7,099	(55,662)	11,026,728
SPDR Bloomberg Emerging Markets Local Bond ETF	11,068,206	1,181,255	(967,659)	(39,455)	58,361	11,300,708
BHFTI-318

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
SPDR Bloomberg High Yield Bond ETF	$3,651,747	$41,565,897	$(26,977,997)	$76,223	$190,399	$18,506,269
SPDR Gold Shares	22,288,893	259,440	(1,268,704)	122,489	5,722,649	27,124,767
SPDR Portfolio Developed World ex-US ETF	103,281,126	54,104,829	(74,789,039)	5,106,508	3,668,713	91,372,137
SPDR S&P 500 ETF Trust	161,600,647	32,322,466	(72,282,969)	17,295,476	10,956,311	149,891,931
SPDR S&P International Small Cap ETF	22,562,241	—	(21,857,855)	426,719	(1,131,105)	—
Technology Select Sector SPDR Fund	21,909,613	25,693,961	(26,166,799)	3,451,117	(968,620)	23,919,272
	$401,131,106	$337,075,982	$(408,336,756)	$27,850,989	$20,817,578	$378,538,899

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
Communication Services Select Sector SPDR Fund	$130,949	261,067
Consumer Staples Select Sector SPDR Fund	115,276	262,610
Energy Select Sector SPDR Fund	175,150	—
Financial Select Sector SPDR Fund	—	—
Industrial Select Sector SPDR Fund	146,658	—
SPDR Blackstone Senior Loan ETF	649,984	264,050
SPDR Bloomberg Emerging Markets Local Bond ETF	423,901	531,298
SPDR Bloomberg High Yield Bond ETF	890,059	189,245
SPDR Gold Shares	—	111,597
SPDR Portfolio Developed World ex-US ETF	2,352,019	2,432,698
SPDR S&P 500 ETF Trust	1,436,961	261,245
SPDR S&P International Small Cap ETF	—	—
Technology Select Sector SPDR Fund	120,414	105,950
	$6,441,371
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$730,682,714	$—	$—	$730,682,714
Total Short-Term Investments*	34,824,283	—	—	34,824,283
Total Securities Lending Reinvestments*	—	174,006,931	—	174,006,931
Total Investments	$765,506,997	$174,006,931	$—	$939,513,928
Collateral for Securities Loaned (Liability)	$—	$(173,987,486)	$—	$(173,987,486)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-319

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—95.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 95.8%
Communication Services Select Sector SPDR Fund (a) (b)	402,331	$36,370,722
Consumer Staples Select Sector SPDR Fund (a) (b)	404,384	33,563,872
iShares 0-5 Year TIPS Bond ETF (b)	673,376	68,226,456
iShares 20+ Year Treasury Bond ETF (b)	169,136	16,592,242
iShares Core MSCI Emerging Markets ETF (b)	3,514,575	201,771,751
iShares Core S&P 500 ETF	338,825	195,441,036
iShares Core S&P Mid-Cap ETF (b)	858,081	53,475,608
iShares Core S&P Small-Cap ETF (b)	768,139	89,841,537
Schwab International Small-Cap Equity ETF (b)	927,558	35,738,810
SPDR Blackstone Senior Loan ETF (a) (b)	1,017,192	42,477,938
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	2,047,183	43,543,582
SPDR Bloomberg High Yield Bond ETF (a) (b)	613,068	59,951,920
SPDR Gold Shares (a) (b)	260,360	63,283,102
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	3,514,264	131,995,756
SPDR S&P 500 ETF Trust (a)	511,206	293,309,555
Technology Select Sector SPDR Fund (a) (b)	163,350	36,877,896
Vanguard Total Bond Market ETF	3,716,090	279,115,520
Total Mutual Funds (Cost $1,482,872,036)		1,681,577,303

Short-Term Investments—4.2%
Mutual Funds—4.2%
Invesco Treasury Portfolio, Institutional Class, 4.780% (c)	74,162,805	74,162,805
Total Short-Term Investments (Cost $74,162,805)		74,162,805

Securities Lending Reinvestments (d)—10.0%
Certificates of Deposit—1.5%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (e)	1,000,000	999,894
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (e)	3,000,000	3,000,020
5.180%, SOFR + 0.350%, 07/14/25 (e)	1,000,000	1,000,002
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (e)	1,000,000	1,001,520
Credit Agricole SA
5.090%, SOFR + 0.260%, 11/15/24 (e)	1,000,000	1,000,002
5.150%, SOFR + 0.320%, 02/18/25 (e)	1,000,000	1,000,001
Credit Industriel et Commercial
Zero Coupon, 11/18/24	2,000,000	1,986,940
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/23/24	1,000,000	996,910
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (e)	4,000,000	4,000,416
MUFG Bank Ltd. (London)
5.070%, SOFR + 0.240%, 11/01/24 (e)	2,000,000	2,000,014
Nordea Bank Abp
4.990%, SOFR + 0.150%, 12/10/24 (e)	3,000,000	3,000,111
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (e)	3,000,000	3,000,690
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (e)	3,000,000	$3,000,303
		26,988,308
Commercial Paper—0.4%
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (e)	3,000,000	2,999,991
Natixis SA
5.140%, SOFR + 0.300%, 12/18/24 (e)	1,000,000	989,930
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (e)	3,500,000	3,500,028
		7,489,949
Repurchase Agreements—7.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $6,800,935; collateralized by various Common Stock with an aggregate market value of $7,573,085	6,800,000	6,800,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $10,001,378; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $15,002,075; collateralized by various Common Stock with an aggregate market value of $16,705,333	15,000,000	15,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/24 at 5.180%, due on 01/03/25 with a maturity value of $10,136,694; collateralized by various Common Stock with an aggregate market value of $11,145,963	10,000,000	10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $5,000,679; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $5,109,647	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $5,024,938; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $10,276,472; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $10,539,230	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $11,056,045; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $11,275,651	11,054,559	11,054,559
BHFTI-320

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $17,016,396; collateralized by various Common Stock with an aggregate market value of $18,966,213	17,000,000	$17,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $5,245,342	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,230,846	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $10,049,583; collateralized by various Common Stock with an aggregate market value of $11,112,685	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $15,002,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $15,376,785	15,000,000	15,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,113,455	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $5,000,685; collateralized by various Common Stock with an aggregate market value of $5,500,754	5,000,000	5,000,000
		137,854,559
Security Description	Principal Amount*/ Shares	Value
Time Deposit—0.1%
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (e)	2,000,000	$2,000,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (c)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $175,337,316)		175,332,816
Total Investments—110.0% (Cost $1,732,372,157)		1,931,072,924
Other assets and liabilities (net)—(10.0)%		(176,024,750)
Net Assets—100.0%		$1,755,048,174

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $326,295,471 and the collateral received consisted of cash in the amount of $175,246,954 and non-cash collateral with a value of $163,147,163. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Communication Services Select Sector SPDR Fund	$35,110,620	$70,787,944	$(73,500,270)	$4,500,916	$(528,488)	$36,370,722
Consumer Staples Select Sector SPDR Fund	—	32,622,369	—	—	941,503	33,563,872
Energy Select Sector SPDR Fund	34,454,048	36,862,214	(69,390,592)	(5,217,029)	3,291,359	—
Financial Select Sector SPDR Fund	—	68,930,910	(70,716,497)	1,785,587	—	—
Industrial Select Sector SPDR Fund	—	70,452,838	(71,605,714)	1,152,876	—	—
SPDR Blackstone Senior Loan ETF	42,570,145	3,501,700	(3,409,405)	26,162	(210,664)	42,477,938
BHFTI-321

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
SPDR Bloomberg Emerging Markets Local Bond ETF	$43,817,228	$3,004,633	$(3,323,413)	$(134,529)	$179,663	$43,543,582
SPDR Bloomberg High Yield Bond ETF	25,981,408	149,019,007	(116,241,450)	713,708	479,247	59,951,920
SPDR Gold Shares	53,005,897	299,209	(3,669,361)	343,576	13,303,781	63,283,102
SPDR Portfolio Developed World ex-US ETF	166,518,061	122,960,231	(170,237,663)	12,117,656	637,471	131,995,756
SPDR S&P 500 ETF Trust	331,349,058	75,770,753	(170,194,342)	38,623,917	17,760,169	293,309,555
SPDR S&P International Small Cap ETF	35,717,518	—	(34,604,153)	1,224,974	(2,338,339)	—
Technology Select Sector SPDR Fund	34,715,885	39,696,879	(41,464,299)	5,469,473	(1,540,042)	36,877,896
	$803,239,868	$673,908,687	$(828,357,159)	$60,607,287	$31,975,660	$741,374,343

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
Communication Services Select Sector SPDR Fund	$202,551	402,331
Consumer Staples Select Sector SPDR Fund	177,510	404,384
Energy Select Sector SPDR Fund	270,998	—
Financial Select Sector SPDR Fund	—	—
Industrial Select Sector SPDR Fund	227,446	—
SPDR Blackstone Senior Loan ETF	2,524,425	1,017,192
SPDR Bloomberg Emerging Markets Local Bond ETF	1,645,470	2,047,183
SPDR Bloomberg High Yield Bond ETF	4,247,519	613,068
SPDR Gold Shares	—	260,360
SPDR Portfolio Developed World ex-US ETF	4,128,925	3,514,264
SPDR S&P 500 ETF Trust	2,838,168	511,206
SPDR S&P International Small Cap ETF	—	—
Technology Select Sector SPDR Fund	186,129	163,350
	$16,449,141
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$1,681,577,303	$—	$—	$1,681,577,303
Total Short-Term Investments*	74,162,805	—	—	74,162,805
Securities Lending Reinvestments
Certificates of Deposit	—	26,988,308	—	26,988,308
Commercial Paper	—	7,489,949	—	7,489,949
Repurchase Agreements	—	137,854,559	—	137,854,559
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	174,332,816	—	175,332,816
Total Investments	$1,756,740,108	$174,332,816	$—	$1,931,072,924
Collateral for Securities Loaned (Liability)	$—	$(175,246,954)	$—	$(175,246,954)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-322

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.2%
Boeing Co. (a)	63,552	$9,662,446
General Electric Co.	224,690	42,372,040
L3Harris Technologies, Inc.	261,203	62,132,358
		114,166,844
Air Freight & Logistics — 1.0%
United Parcel Service, Inc. - Class B	199,956	27,262,001
Banks — 8.4%
Bank of America Corp.	1,702,116	67,539,963
Citigroup, Inc.	489,317	30,631,244
Fifth Third Bancorp	438,887	18,801,919
Huntington Bancshares, Inc.	1,823,107	26,799,673
U.S. Bancorp	570,987	26,111,236
Wells Fargo & Co.	1,045,045	59,034,592
		228,918,627
Beverages — 0.8%
Coca-Cola Co.	316,357	22,733,414
Biotechnology — 0.5%
Biogen, Inc. (a)	74,000	14,344,160
Broadline Retail — 0.3%
Kohl's Corp. (b)	319,821	6,748,223
Capital Markets — 1.6%
Charles Schwab Corp.	652,000	42,256,120
Chemicals — 1.5%
CF Industries Holdings, Inc.	331,699	28,459,774
RPM International, Inc.	107,914	13,057,594
		41,517,368
Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	562,083	45,388,202
Containers & Packaging — 1.1%
International Paper Co. (b)	630,468	30,798,362
Electric Utilities — 1.9%
Southern Co.	572,424	51,621,196
Electrical Equipment — 1.5%
GE Vernova, Inc. (a)	63,201	16,114,991
Rockwell Automation, Inc.	90,000	24,161,400
		40,276,391
Electronic Equipment, Instruments & Components — 1.2%
TE Connectivity PLC	209,000	31,556,910
Energy Equipment & Services — 0.7%
Schlumberger NV	445,000	18,667,750
Entertainment — 0.7%
Walt Disney Co.	204,504	19,671,240
Security Description	Shares	Value
Financial Services — 3.5%
Equitable Holdings, Inc.	850,720	$35,755,761
Fiserv, Inc. (a)	334,472	60,087,895
		95,843,656
Food Products — 1.4%
Conagra Brands, Inc.	667,435	21,704,986
Tyson Foods, Inc. - Class A	277,671	16,538,085
		38,243,071
Ground Transportation — 2.2%
Norfolk Southern Corp.	159,040	39,521,440
Union Pacific Corp.	84,140	20,738,827
		60,260,267
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	745,004	28,287,802
Becton Dickinson & Co.	205,977	49,661,054
Zimmer Biomet Holdings, Inc.	401,661	43,359,305
		121,308,161
Health Care Providers & Services — 6.4%
Cigna Group	67,250	23,298,090
CVS Health Corp.	422,750	26,582,520
Elevance Health, Inc.	130,693	67,960,360
UnitedHealth Group, Inc.	97,407	56,951,925
		174,792,895
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp. (b)	619,440	31,182,610
Household Products — 2.6%
Colgate-Palmolive Co.	356,843	37,043,872
Kimberly-Clark Corp.	240,129	34,165,554
		71,209,426
Industrial Conglomerates — 2.9%
Honeywell International, Inc.	169,412	35,019,154
Siemens AG	219,244	44,276,449
		79,295,603
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc. (b)	572,629	28,808,965
Insurance — 7.1%
American International Group, Inc.	596,982	43,716,992
Chubb Ltd.	266,540	76,867,471
Hartford Financial Services Group, Inc.	581,875	68,434,319
Travelers Cos., Inc.	17,628	4,127,067
		193,145,849
IT Services — 1.3%
Accenture PLC - Class A	100,681	35,588,720
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	68,000	42,062,760
BHFTI-323

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 3.6%
AGCO Corp.	55,924	$5,472,723
Cummins, Inc.	123,940	40,130,532
Stanley Black & Decker, Inc.	477,459	52,582,560
		98,185,815
Media — 2.1%
Comcast Corp. - Class A	591,050	24,688,159
News Corp. - Class A	1,263,008	33,633,903
		58,322,062
Multi-Utilities — 3.4%
Ameren Corp.	488,068	42,686,427
Dominion Energy, Inc. (b)	390,757	22,581,847
Sempra	324,388	27,128,569
		92,396,843
Oil, Gas & Consumable Fuels — 7.9%
ConocoPhillips	417,943	44,001,039
EOG Resources, Inc.	143,937	17,694,175
EQT Corp. (b)	728,000	26,673,920
Exxon Mobil Corp.	410,384	48,105,213
Suncor Energy, Inc.	686,236	25,335,833
TotalEnergies SE (ADR) (b)	546,386	35,307,463
Williams Cos., Inc.	413,510	18,876,732
		215,994,375
Passenger Airlines — 0.6%
Southwest Airlines Co. (b)	503,865	14,929,520
Personal Care Products — 2.5%
Kenvue, Inc.	2,989,943	69,157,382
Pharmaceuticals — 4.5%
AstraZeneca PLC (ADR)	201,000	15,659,910
Bristol-Myers Squibb Co.	323,895	16,758,327
Johnson & Johnson	390,616	63,303,229
Sanofi SA (ADR)	234,000	13,485,420
Viatris, Inc.	1,251,000	14,524,110
		123,730,996
Residential REITs — 1.9%
AvalonBay Communities, Inc.	231,801	52,213,175
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	476,419	11,176,790
QUALCOMM, Inc.	216,370	36,793,718
Texas Instruments, Inc.	97,056	20,048,858
		68,019,366
Software — 0.8%
Microsoft Corp.	51,657	22,228,007
Specialized REITs — 1.8%
Weyerhaeuser Co.	1,428,476	48,368,197
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 1.8%
Samsung Electronics Co. Ltd. (GDR)	20,846	$24,440,497
Western Digital Corp. (a) (b)	365,731	24,975,770
		49,416,267
Tobacco — 1.8%
Philip Morris International, Inc.	401,031	48,685,163
Total Common Stocks (Cost $2,142,442,771)		2,669,315,959

Short-Term Investments—1.7%
Mutual Funds—1.7%
T. Rowe Price Treasury Reserve Fund, 4.953% (c) (d)	45,901,740	45,901,740
Total Short-Term Investments (Cost $45,901,740)		45,901,740

Securities Lending Reinvestments (e)—2.4%
Certificates of Deposit—0.1%
Bank of Montreal
5.180%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	1,000,003
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (f)	1,000,000	1,000,104
Nordea Bank Abp
4.990%, SOFR + 0.150%, 12/10/24 (f)	1,000,000	1,000,037
		3,000,144
Commercial Paper—0.0%
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (f)	1,000,000	1,000,110
Repurchase Agreements—2.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,400,193; collateralized by various Common Stock with an aggregate market value of $1,559,164	1,400,000	1,400,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $6,000,827; collateralized by various Common Stock with an aggregate market value of $6,682,133	6,000,000	6,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $4,000,553; collateralized by various Common Stock with an aggregate market value of $4,454,755	4,000,000	4,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $5,000,679; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $5,109,647	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $2,009,975; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $2,040,000	2,000,000	2,000,000
BHFTI-324

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	$2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $8,677,346; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $8,849,704	8,676,179	8,676,179
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $9,308,969; collateralized by various Common Stock with an aggregate market value of $10,375,635	9,300,000	9,300,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,000,139; collateralized by various Common Stock with an aggregate market value of $1,112,034	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $700,097; collateralized by various Common Stock with an aggregate market value of $780,796	700,000	700,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $2,009,917; collateralized by various Common Stock with an aggregate market value of $2,222,537	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $5,000,685; collateralized by various Common Stock with an aggregate market value of $5,567,276	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $10,001,369; collateralized by various Common Stock with an aggregate market value of $11,001,507	10,000,000	10,000,000
		57,076,179

Security Description	Shares	Value

Mutual Funds—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (d)	5,000,000	$5,000,000
Total Securities Lending Reinvestments (Cost $66,076,179)		66,076,433
Total Investments—102.1% (Cost $2,254,420,690)		2,781,294,132
Other assets and liabilities (net)—(2.1)%		(56,339,005)
Net Assets—100.0%		$2,724,955,127

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $90,190,398 and the collateral received consisted of cash in the amount of
$66,076,179 and non-cash collateral with a value of $27,278,619. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of September 30, 2024
T. Rowe Price Treasury Reserve Fund	$36,779,362	$230,988,036	$(221,865,658)	$45,901,740

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
T. Rowe Price Treasury Reserve Fund	$571,763	45,901,740
BHFTI-325

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$114,166,844	$—	$—	$114,166,844
Air Freight & Logistics	27,262,001	—	—	27,262,001
Banks	228,918,627	—	—	228,918,627
Beverages	22,733,414	—	—	22,733,414
Biotechnology	14,344,160	—	—	14,344,160
Broadline Retail	6,748,223	—	—	6,748,223
Capital Markets	42,256,120	—	—	42,256,120
Chemicals	41,517,368	—	—	41,517,368
Consumer Staples Distribution & Retail	45,388,202	—	—	45,388,202
Containers & Packaging	30,798,362	—	—	30,798,362
Electric Utilities	51,621,196	—	—	51,621,196
Electrical Equipment	40,276,391	—	—	40,276,391
Electronic Equipment, Instruments & Components	31,556,910	—	—	31,556,910
Energy Equipment & Services	18,667,750	—	—	18,667,750
Entertainment	19,671,240	—	—	19,671,240
Financial Services	95,843,656	—	—	95,843,656
Food Products	38,243,071	—	—	38,243,071
Ground Transportation	60,260,267	—	—	60,260,267
Health Care Equipment & Supplies	121,308,161	—	—	121,308,161
Health Care Providers & Services	174,792,895	—	—	174,792,895
Hotels, Restaurants & Leisure	31,182,610	—	—	31,182,610
Household Products	71,209,426	—	—	71,209,426
Industrial Conglomerates	35,019,154	44,276,449	—	79,295,603
Industrial REITs	28,808,965	—	—	28,808,965
Insurance	193,145,849	—	—	193,145,849
IT Services	35,588,720	—	—	35,588,720
Life Sciences Tools & Services	42,062,760	—	—	42,062,760
Machinery	98,185,815	—	—	98,185,815
Media	58,322,062	—	—	58,322,062
Multi-Utilities	92,396,843	—	—	92,396,843
Oil, Gas & Consumable Fuels	215,994,375	—	—	215,994,375
Passenger Airlines	14,929,520	—	—	14,929,520
Personal Care Products	69,157,382	—	—	69,157,382
Pharmaceuticals	123,730,996	—	—	123,730,996
Residential REITs	52,213,175	—	—	52,213,175
Semiconductors & Semiconductor Equipment	68,019,366	—	—	68,019,366
Software	22,228,007	—	—	22,228,007
Specialized REITs	48,368,197	—	—	48,368,197
Technology Hardware, Storage & Peripherals	24,975,770	24,440,497	—	49,416,267
Tobacco	48,685,163	—	—	48,685,163
Total Common Stocks	2,600,599,013	68,716,946	—	2,669,315,959
Total Short-Term Investments*	45,901,740	—	—	45,901,740
Securities Lending Reinvestments
Certificates of Deposit	—	3,000,144	—	3,000,144
Commercial Paper	—	1,000,110	—	1,000,110
Repurchase Agreements	—	57,076,179	—	57,076,179
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	61,076,433	—	66,076,433
Total Investments	$2,651,500,753	$129,793,379	$—	$2,781,294,132
Collateral for Securities Loaned (Liability)	$—	$(66,076,179)	$—	$(66,076,179)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-326

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.6%
BWX Technologies, Inc.	71,700	$7,793,790
Howmet Aerospace, Inc.	25,900	2,596,475
Textron, Inc.	261,161	23,133,641
		33,523,906
Beverages — 0.6%
Boston Beer Co., Inc. - Class A (a)	8,487	2,453,931
Constellation Brands, Inc. - Class A	23,300	6,004,177
		8,458,108
Biotechnology — 5.3%
Alnylam Pharmaceuticals, Inc. (a)	63,707	17,521,336
Apellis Pharmaceuticals, Inc. (a) (b)	49,983	1,441,510
Argenx SE (ADR) (a)	10,445	5,662,025
Ascendis Pharma AS (ADR) (a)	30,712	4,585,609
Biogen, Inc. (a)	53,700	10,409,208
CRISPR Therapeutics AG (a) (b)	40,309	1,893,717
Cytokinetics, Inc. (a) (b)	84,900	4,482,720
Exact Sciences Corp. (a) (b)	68,900	4,693,468
Insmed, Inc. (a) (b)	10,875	793,875
Ionis Pharmaceuticals, Inc. (a) (b)	221,296	8,865,118
Sarepta Therapeutics, Inc. (a) (b)	35,938	4,488,297
Vaxcyte, Inc. (a) (b)	34,032	3,888,836
		68,725,719
Capital Markets — 4.2%
Cboe Global Markets, Inc.	52,900	10,837,623
Intercontinental Exchange, Inc.	74,400	11,951,616
KKR & Co., Inc.	20,900	2,729,122
MarketAxess Holdings, Inc.	42,300	10,837,260
Raymond James Financial, Inc. (b)	82,700	10,127,442
TPG, Inc. (b)	31,900	1,836,164
Tradeweb Markets, Inc. - Class A	53,200	6,579,244
		54,898,471
Chemicals — 0.5%
RPM International, Inc.	50,500	6,110,500
Commercial Services & Supplies — 1.0%
Veralto Corp.	67,100	7,505,806
Waste Connections, Inc.	28,900	5,167,898
		12,673,704
Construction & Engineering — 0.4%
Quanta Services, Inc.	16,200	4,830,030
Construction Materials — 1.4%
Martin Marietta Materials, Inc. (b)	33,138	17,836,529
Consumer Staples Distribution & Retail — 2.4%
Casey's General Stores, Inc. (b)	31,900	11,985,149
Dollar General Corp.	28,621	2,420,478
Dollar Tree, Inc. (a) (b)	188,871	13,281,409
Maplebear, Inc. (a)	83,500	3,401,790
		31,088,826
Security Description	Shares	Value
Containers & Packaging — 3.8%
Avery Dennison Corp. (b)	82,600	$18,234,776
Ball Corp. (b)	342,586	23,265,015
Sealed Air Corp.	205,300	7,452,390
		48,952,181
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. (a)	48,700	6,824,331
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. - Class A	116,700	7,604,172
Cognex Corp. (b)	111,100	4,499,550
Keysight Technologies, Inc. (a)	83,100	13,207,083
Littelfuse, Inc.	8,900	2,360,725
		27,671,530
Energy Equipment & Services — 1.4%
TechnipFMC PLC	516,142	13,538,405
Weatherford International PLC	58,400	4,959,328
		18,497,733
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	167,391	12,961,085
Roku, Inc. (a)	41,700	3,113,322
Spotify Technology SA (a)	26,100	9,618,633
		25,693,040
Financial Services — 1.4%
Corpay, Inc. (a)	36,800	11,509,568
Toast, Inc. - Class A (a) (b)	248,900	7,046,359
		18,555,927
Food Products — 0.7%
McCormick & Co., Inc.	61,500	5,061,450
TreeHouse Foods, Inc. (a) (b)	91,649	3,847,425
		8,908,875
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	107,400	18,508,242
Health Care Equipment & Supplies — 8.9%
Alcon, Inc.	130,800	13,089,156
Align Technology, Inc. (a) (b)	40,700	10,350,824
Cooper Cos., Inc. (a)	141,100	15,568,974
Enovis Corp. (a) (b)	134,300	5,781,615
Hologic, Inc. (a)	434,800	35,418,808
Penumbra, Inc. (a)	1,398	271,645
QuidelOrtho Corp. (a) (b)	137,274	6,259,695
Teleflex, Inc.	120,423	29,783,016
		116,523,733
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc. (a) (b)	122,200	7,748,702
Molina Healthcare, Inc. (a) (b)	31,700	10,922,552
		18,671,254
BHFTI-327

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Technology — 1.6%
Veeva Systems, Inc. - Class A (a)	101,261	$21,251,646
Hotels, Restaurants & Leisure — 6.4%
Domino's Pizza, Inc. (b)	51,510	22,156,511
DraftKings, Inc. - Class A (a)	359,500	14,092,400
Hilton Worldwide Holdings, Inc.	77,300	17,817,650
Planet Fitness, Inc. - Class A (a) (b)	82,500	6,700,650
Viking Holdings Ltd. (a)	169,423	5,911,169
Yum! Brands, Inc.	122,771	17,152,336
		83,830,716
Household Products — 0.4%
Reynolds Consumer Products, Inc. (b)	163,500	5,084,850
Insurance — 2.0%
Assurant, Inc.	83,000	16,505,380
Axis Capital Holdings Ltd. (b)	60,100	4,784,561
Markel Group, Inc. (a)	3,000	4,705,740
		25,995,681
Interactive Media & Services — 0.9%
Match Group, Inc. (a)	208,246	7,880,028
Reddit, Inc. - Class A (a)	63,529	4,187,832
		12,067,860
IT Services — 0.2%
MongoDB, Inc. (a) (b)	10,700	2,892,745
Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	167,100	24,811,008
Avantor, Inc. (a)	821,000	21,239,270
Bruker Corp. (b)	186,811	12,901,168
Mettler-Toledo International, Inc. (a)	5,400	8,098,380
West Pharmaceutical Services, Inc. (b)	14,818	4,447,771
		71,497,597
Machinery — 4.5%
Esab Corp. (b)	128,564	13,667,639
Fortive Corp.	195,173	15,405,005
IDEX Corp.	34,300	7,357,350
Ingersoll Rand, Inc. (b)	208,600	20,476,176
ITT, Inc.	10,700	1,599,757
		58,505,927
Media — 3.1%
New York Times Co. - Class A	141,600	7,882,872
Trade Desk, Inc. - Class A (a)	290,700	31,875,255
		39,758,127
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	97,600	17,552,384
Chesapeake Energy Corp. (b)	70,600	5,806,850
EQT Corp. (b)	304,100	11,142,224
Range Resources Corp. (b)	142,100	4,370,996
		38,872,454
Security Description	Shares	Value
Passenger Airlines — 0.0%
Southwest Airlines Co. (b)	20,900	$619,267
Professional Services — 4.4%
Broadridge Financial Solutions, Inc.	54,700	11,762,141
Equifax, Inc.	57,400	16,867,564
Paylocity Holding Corp. (a) (b)	73,199	12,075,639
TransUnion	73,077	7,651,162
UL Solutions, Inc. - Class A	36,781	1,813,303
Verisk Analytics, Inc.	28,900	7,744,044
		57,913,853
Real Estate Management & Development — 0.6%
CoStar Group, Inc. (a) (b)	104,383	7,874,654
Semiconductors & Semiconductor Equipment — 7.0%
Lattice Semiconductor Corp. (a) (b)	319,100	16,934,637
Marvell Technology, Inc.	514,069	37,074,656
Microchip Technology, Inc.	375,500	30,148,895
NXP Semiconductors NV	27,700	6,648,277
		90,806,465
Software — 7.4%
Atlassian Corp. - Class A (a)	38,000	6,034,780
CCC Intelligent Solutions Holdings, Inc. (a) (b)	1,025,166	11,328,084
Crowdstrike Holdings, Inc. - Class A (a) (b)	8,377	2,349,497
Fair Isaac Corp. (a)	7,300	14,187,696
Fortinet, Inc. (a)	135,700	10,523,535
Onestream, Inc. (a)	46,912	1,590,317
PTC, Inc. (a) (b)	116,863	21,112,470
Roper Technologies, Inc.	6,900	3,839,436
Tyler Technologies, Inc. (a)	31,000	18,095,320
Zoom Video Communications, Inc. - Class A (a)	106,200	7,406,388
		96,467,523
Specialty Retail — 4.3%
Bath & Body Works, Inc.	201,444	6,430,093
Burlington Stores, Inc. (a)	46,846	12,342,984
Five Below, Inc. (a)	70,800	6,255,180
Ross Stores, Inc.	117,300	17,654,823
Tractor Supply Co. (b)	11,669	3,394,862
Ulta Beauty, Inc. (a)	26,482	10,304,676
		56,382,618
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. - Class A (a)	129,500	6,506,080
Textiles, Apparel & Luxury Goods — 0.8%
Birkenstock Holding PLC (a) (b)	79,698	3,928,314
Lululemon Athletica, Inc. (a)	11,200	3,039,120
On Holding AG - Class A (a)	69,300	3,475,395
		10,442,829
Trading Companies & Distributors — 1.3%
Ferguson Enterprises, Inc.	34,000	6,751,380
BHFTI-328

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
United Rentals, Inc.	12,100	$9,797,733
		16,549,113
Total Common Stocks (Cost $902,237,887)		1,250,272,644

Convertible Preferred Stocks—0.3%
Automobiles — 0.1%
Nuro, Inc. - Series D † (a) (c) (d)	37,838	154,757
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	43,934	859,077
		1,013,834
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (a) (c) (d)	18,350	945,392
Health Care Providers & Services — 0.0%
Caris Life Sciences, Inc.- Series D † (a) (c) (d)	156,199	568,564
Software — 0.1%
Databricks, Inc. - Series H † (a) (c) (d)	11,738	1,025,549
Databricks, Inc. - Series I † (a) (c) (d)	4,164	363,809
		1,389,358
Total Convertible Preferred Stocks (Cost $5,905,716)		3,917,148

Short-Term Investments—3.9%
Mutual Funds—3.9%
T. Rowe Price Treasury Reserve Fund, 4.953% (e) (f)	50,412,758	50,412,758
Total Short-Term Investments (Cost $50,412,758)		50,412,758

Securities Lending Reinvestments (g)—13.3%
Certificates of Deposit—1.9%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (h)	1,000,000	999,894
5.330%, SOFR + 0.500%, 11/29/24 (h)	1,000,000	1,000,636
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (h)	2,000,000	2,000,003
5.130%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	2,000,013
5.180%, SOFR + 0.350%, 07/14/25 (h)	1,000,000	1,000,003
Bayerische Landesbank (NY)
5.210%, 10/17/24	2,000,000	2,000,328
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (h)	1,000,000	999,988
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (h)	1,500,000	1,499,896
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (h)	2,000,000	2,003,040
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,101,315
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (h)	1,500,000	$1,500,192
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (h)	1,000,000	1,000,024
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (h)	1,000,000	1,000,104
Nordea Bank Abp
4.990%, SOFR + 0.150%, 12/10/24 (h)	1,000,000	1,000,037
5.040%, SOFR + 0.200%, 10/21/24 (h)	1,000,000	1,000,051
Royal Bank of Canada
5.180%, SOFR + 0.340%, 05/08/25 (h)	1,000,000	1,000,952
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (h)	1,000,000	1,000,000
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (h)	1,000,000	999,994
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (h)	1,000,000	1,000,344
		25,108,299
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (h)	2,000,000	1,999,978
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (h)	1,000,000	1,000,110
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (h)	2,000,000	1,999,994
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (h)	3,500,000	3,500,028
		10,499,016
Repurchase Agreements—9.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $8,201,127; collateralized by various Common Stock with an aggregate market value of $9,132,249	8,200,000	8,200,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $11,601,598; collateralized by various Common Stock with an aggregate market value of $12,918,791	11,600,000	11,600,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $12,001,660; collateralized by various Common Stock with an aggregate market value of $13,364,267	12,000,000	12,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $5,024,938; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $8,221,178; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $8,431,384	8,000,000	8,000,000
BHFTI-329

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 09/30/24 at 4.850%, due on 10/01/24 with a maturity value of $21,317,719; collateralized by U.S. Treasury Obligations with zero coupon, maturing 09/04/25, and an aggregate market value of $21,741,152	21,314,847	$21,314,847
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $11,711,284; collateralized by various Common Stock with an aggregate market value of $13,053,218	11,700,000	11,700,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by various Common Stock with an aggregate market value of $5,560,170	5,000,000	5,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $5,245,342	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,100,291; collateralized by various Common Stock with an aggregate market value of $2,342,389	2,100,000	2,100,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $7,000,947; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $7,142,732	7,000,000	7,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $4,000,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $4,100,476	4,000,000	4,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,113,455	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $24,678,379; collateralized by various Common Stock with an aggregate market value of $27,146,220	24,675,000	24,675,000
		126,589,847
Time Deposits—0.6%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	4,000,000	4,000,000
Security Description	Principal Amount*/ Shares	Value
Time Deposits—(Continued)
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (h)	4,000,000	$4,000,000
		8,000,000

Mutual Funds—0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $174,190,000)		174,197,162
Total Investments—113.4% (Cost $1,132,746,361)		1,478,799,712
Other assets and liabilities (net)—(13.4)%		(175,265,760)
Net Assets—100.0%		$1,303,533,952

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $3,917,148, which is 0.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $216,257,653 and the collateral received consisted of cash in the amount of $174,189,769 and non-cash collateral with a value of $47,702,354. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-330

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$568,564
Databricks, Inc. - Series H	08/31/21	11,738	862,557	1,025,549
Databricks, Inc. - Series I	09/14/23	4,164	306,054	363,809
Nuro, Inc. - Series D	10/29/21	37,838	788,760	154,757
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	945,392
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	859,077
				$3,917,148
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of September 30, 2024
T. Rowe Price Treasury Reserve Fund	$34,530,624	$126,288,316	$(110,406,182)	$50,412,758

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
T. Rowe Price Treasury Reserve Fund	$1,746,510	50,412,758
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,250,272,644	$—	$—	$1,250,272,644
Total Convertible Preferred Stocks*	—	—	3,917,148	3,917,148
Total Short-Term Investments*	50,412,758	—	—	50,412,758
Securities Lending Reinvestments
Certificates of Deposit	—	25,108,299	—	25,108,299
Commercial Paper	—	10,499,016	—	10,499,016
Repurchase Agreements	—	126,589,847	—	126,589,847
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	170,197,162	—	174,197,162
Total Investments	$1,304,685,402	$170,197,162	$3,917,148	$1,478,799,712
Collateral for Securities Loaned (Liability)	$—	$(174,189,769)	$—	$(174,189,769)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTI-331

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—78.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 38.6%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	4,549,745	$3,766,626
2.000%, 04/01/52	12,013,014	9,939,627
2.500%, 01/01/52	6,607,154	5,744,904
2.500%, 02/01/52	7,673,908	6,646,588
2.500%, 04/01/52	2,014,666	1,741,752
2.500%, 05/01/52	8,099,300	7,004,619
3.000%, 09/01/46	782,265	718,526
3.000%, 10/01/46	2,115,019	1,942,686
3.000%, 11/01/46	3,275,105	3,008,245
3.000%, 01/01/47	4,070,293	3,729,776
3.000%, 01/01/50	4,666,693	4,276,762
3.000%, 05/01/52	5,305,327	4,810,551
3.000%, 06/01/52	18,072,320	16,245,810
3.500%, 01/01/44	1,543,508	1,475,393
3.500%, 04/01/45	2,342,993	2,247,956
3.500%, 11/01/45	244,673	231,142
3.500%, 06/01/46	885,367	838,604
3.500%, 08/01/46	1,029,262	979,035
3.500%, 12/01/47	2,713,435	2,563,448
3.500%, 01/01/48	9,843,272	9,350,091
4.000%, 01/01/45	1,630,333	1,609,552
4.000%, 12/01/45	3,670,212	3,613,439
4.000%, 03/01/48	312,696	306,267
4.000%, 06/01/48	21,334	20,830
4.000%, 11/01/48	499,693	489,244
4.000%, 10/01/52	7,110,425	6,838,492
4.000%, 01/01/54	7,829,606	7,519,025
4.500%, 10/01/48	1,046,627	1,043,602
4.500%, 08/01/52	2,251,438	2,215,991
4.500%, 11/01/52	7,193,664	7,073,998
5.000%, 06/01/48	303,723	310,189
5.000%, 08/01/48	46,755	47,635
5.000%, 10/01/48	580,481	590,089
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	5,297,402
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	590,966	536,572
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.780%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	3,000,000	3,016,409
Federal National Mortgage Association
2.000%, 08/01/40	2,034,005	1,788,196
2.000%, 11/01/40	269,679	235,787
2.000%, 07/01/41	3,300,624	2,886,225
2.000%, 10/01/50	1,675,877	1,396,909
2.000%, 02/01/51	5,514,404	4,589,982
2.000%, 03/01/51	8,386,218	6,946,052
2.000%, 12/01/51	13,336,258	11,048,911
2.000%, 03/01/52	13,071,403	10,824,376
2.000%, 04/01/52	18,562,946	15,432,803
2.000%, 10/01/52	13,085,492	10,833,931
2.500%, 05/01/51	7,846,073	6,894,048
2.500%, 12/01/51	7,958,171	6,970,290
2.500%, 01/01/52	630,426	545,855
2.500%, 02/01/52	8,102,556	7,010,373
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 03/01/52	6,202,853	$5,374,611
3.000%, 07/01/45	6,575,655	6,077,336
3.000%, 09/01/49	3,347,188	3,067,540
3.000%, 10/01/49	918,886	820,292
3.500%, 01/01/44	1,994,247	1,899,192
3.500%, 01/01/48	2,284,408	2,157,013
3.500%, 02/01/48	1,135,603	1,074,985
4.000%, 08/01/42	282,045	277,136
4.000%, 06/01/47	567,490	552,161
4.000%, 08/01/52	3,786,018	3,638,675
4.000%, 10/01/52	7,517,448	7,223,363
4.000%, 11/01/52	7,510,545	7,222,701
4.000%, 02/01/53	6,775,614	6,510,559
4.500%, 02/01/46	1,009,267	1,012,092
4.500%, 05/01/48	2,935,359	2,918,667
4.500%, 08/01/48	511,551	507,361
4.500%, 09/01/52	5,792,486	5,697,273
4.500%, 12/01/52	10,534,419	10,359,186
4.500%, 02/01/53	12,680,268	12,474,021
5.000%, 06/01/53	4,034,425	4,034,344
5.000%, 11/01/53	5,971,203	5,968,390
Federal National Mortgage Association REMICS
3.000%, 06/25/48	1,384,759	1,256,099
3.500%, 01/25/47	506,632	500,549
3.500%, 06/25/47	781,313	766,262
Government National Mortgage Association
2.500%, 09/20/51	3,816,742	3,363,237
3.000%, 10/20/46	653,535	601,745
3.000%, 12/20/46	2,067,338	1,909,917
3.000%, 04/20/47	424,958	391,638
3.000%, 11/20/47	742,626	683,951
3.000%, 10/20/49	810,367	726,760
3.500%, 04/20/46	1,479,456	1,409,445
3.500%, 05/20/46	652,794	621,788
3.500%, 06/20/46	144,545	137,571
3.500%, 11/20/46	2,191,757	2,083,922
3.500%, 01/20/47	381,176	362,447
3.500%, 09/20/47	701,511	665,046
3.500%, 11/20/47	1,430,449	1,356,539
3.500%, 07/20/49	105,912	97,387
4.000%, 11/20/47	715,403	700,164
4.000%, 12/20/47	653,483	639,563
4.000%, 03/20/48	465,384	455,497
4.000%, 10/20/48	936,947	913,268
4.500%, 02/20/47	1,370,881	1,375,442
4.500%, 06/20/47	2,058,974	2,063,285
4.500%, 10/20/52	7,540,547	7,455,209
5.000%, 06/20/47	1,061,825	1,080,241
5.000%, 09/20/47	567,567	577,415
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,126,306	1,053,012
6.495%, SOFR30A + 1.150%, 06/20/54 (a)	1,813,314	1,820,175
6.500%, SOFR30A + 1.250%, 02/20/54 (a)	1,779,964	1,790,349
Government National Mortgage Association, TBA
2.500%, TBA (b)	22,550,000	19,871,319
BHFTI-332

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association, TBA
4.000%, TBA (b)	15,650,000	$15,129,902
4.500%, TBA (b)	14,175,000	13,995,886
5.000%, TBA (b)	19,300,000	19,330,902
5.500%, TBA (b)	11,025,000	11,131,167
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (b)	18,175,000	15,022,753
2.500%, TBA (b)	13,400,000	11,565,359
3.000%, TBA (b)	13,525,000	12,137,615
3.500%, TBA (b)	43,575,000	40,575,622
4.000%, TBA (b)	3,550,000	3,409,006
4.500%, TBA (b)	14,975,000	14,720,830
5.000%, TBA (b)	19,300,000	19,287,184
5.500%, TBA (b)	20,575,000	20,813,248
		557,910,229
U.S. Treasury — 40.2%
U.S. Treasury Bonds
4.125%, 08/15/44 (c)	77,425,000	76,820,117
4.250%, 08/15/54	61,786,000	63,089,299
4.625%, 05/15/44 (c)	4,660,000	4,938,872
U.S. Treasury Notes
3.375%, 09/15/27	62,020,000	61,705,055
3.500%, 09/30/26	61,310,000	61,139,960
3.500%, 09/30/29	211,500,000	210,872,109
3.750%, 08/31/26	8,745,000	8,757,639
3.875%, 08/15/34	92,981,000	93,634,773
		580,957,824
Total U.S. Treasury & Government Agencies (Cost $1,146,549,093)		1,138,868,053

Corporate Bonds & Notes—16.7%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A) (c)	1,500,000	1,484,562
Boeing Co.
5.805%, 05/01/50	1,510,000	1,458,839
6.528%, 05/01/34 (144A)	705,000	756,652
		3,700,053
Agriculture — 0.1%
BAT Capital Corp.
4.540%, 08/15/47	1,220,000	1,030,491
4.758%, 09/06/49 (c)	172,000	148,428
5.650%, 03/16/52	280,000	273,309
Reynolds American, Inc.
5.850%, 08/15/45	520,000	520,242
		1,972,470
Airlines — 0.2%
United Airlines Pass-Through Trust
5.800%, 07/15/37	2,737,440	2,872,964
Security Description	Principal Amount*	Value

Banks — 4.2%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a) (c)	7,645,000	$7,348,510
2.087%, SOFR + 1.060%, 06/14/29 (a) (c)	4,855,000	4,483,373
2.299%, SOFR + 1.220%, 07/21/32 (a) (c)	1,610,000	1,393,700
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	978,336
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a) (c)	80,000	76,219
2.976%, SOFR + 1.422%, 11/05/30 (a) (c)	1,090,000	1,014,367
3.057%, SOFR + 1.351%, 01/25/33 (a)	885,000	790,455
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a)	4,250,000	4,065,190
1.542%, SOFR + 0.818%, 09/10/27 (a) (c)	1,372,000	1,300,265
1.948%, SOFR + 0.913%, 10/21/27 (a)	1,550,000	1,477,636
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a) (c)	2,055,000	1,917,343
4.755%, SOFR + 2.110%, 06/09/28 (a)	675,000	679,839
JPMorgan Chase & Co.
1.040%, 3M TSFR + 0.695%, 02/04/27 (a) (c)	2,430,000	2,323,205
1.045%, SOFR + 0.800%, 11/19/26 (a)	435,000	418,005
1.578%, SOFR + 0.885%, 04/22/27 (a) (c)	5,695,000	5,455,635
1.953%, SOFR + 1.065%, 02/04/32 (a) (c)	215,000	184,743
2.182%, SOFR + 1.890%, 06/01/28 (a) (c)	580,000	549,987
2.580%, 3M TSFR + 1.250%, 04/22/32 (a) (c)	295,000	263,091
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (c)	1,215,000	1,125,585
2.947%, SOFR + 1.170%, 02/24/28 (a)	1,250,000	1,212,328
Morgan Stanley
1.164%, SOFR + 0.560%, 10/21/25 (a)	6,600,000	6,586,598
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	254,534
2.239%, SOFR + 1.178%, 07/21/32 (a)	525,000	451,993
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,275,000	1,224,415
PNC Financial Services Group, Inc.
5.676%, SOFR + 1.902%, 01/22/35 (a)	265,000	280,931
6.037%, SOFR + 2.140%, 10/28/33 (a) (c)	155,000	167,468
6.875%, SOFR + 2.284%, 10/20/34 (a) (c)	950,000	1,087,730
Santander U.K. Group Holdings PLC
1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	330,000	320,240
1.673%, SOFR + 0.989%, 06/14/27 (a)	1,250,000	1,189,011
2.469%, SOFR + 1.220%, 01/11/28 (a) (c)	725,000	690,637
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (a)	490,000	489,655
5.678%, SOFR + 1.860%, 01/23/35 (a) (c)	350,000	370,999
5.850%, SOFR + 2.090%, 10/21/33 (a) (c)	1,105,000	1,178,665
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,790,000	4,554,413
3.350%, SOFR + 1.500%, 03/02/33 (a) (c)	1,985,000	1,814,639
4.897%, SOFR + 2.100%, 07/25/33 (a) (c)	1,430,000	1,446,392
5.389%, SOFR + 2.020%, 04/24/34 (a) (c)	660,000	684,549
5.574%, SOFR + 1.740%, 07/25/29 (a)	610,000	634,647
		60,485,328
Beverages — 0.1%
Bacardi Ltd.
4.450%, 05/15/25 (144A)	405,000	403,196
5.300%, 05/15/48 (144A)	1,105,000	1,044,745
		1,447,941
BHFTI-333

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Biotechnology — 0.0%
Amgen, Inc.
5.650%, 03/02/53 (c)	315,000	$331,358
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (c)	3,628,000	3,181,840
4.375%, 06/01/47	345,000	289,970
5.000%, 09/26/48 (c)	625,000	575,379
		4,047,189
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (c)	2,195,000	2,073,478
5.750%, 06/06/28 (c)	1,205,000	1,255,899
Air Lease Corp.
2.300%, 02/01/25	4,715,000	4,668,272
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,189,668
2.875%, 02/15/25 (144A)	1,995,000	1,974,157
Intercontinental Exchange, Inc.
1.850%, 09/15/32 (c)	2,155,000	1,780,172
		12,941,646
Electric — 2.4%
AEP Transmission Co. LLC
5.150%, 04/01/34	935,000	969,015
Appalachian Power Co.
3.300%, 06/01/27 (c)	760,000	741,874
4.450%, 06/01/45	1,440,000	1,251,028
Arizona Public Service Co.
5.700%, 08/15/34	2,595,000	2,739,615
Duke Energy Carolinas LLC
4.250%, 12/15/41 (c)	1,300,000	1,178,721
Duke Energy Florida LLC
5.875%, 11/15/33 (c)	335,000	366,560
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	879,804
4.100%, 03/15/43 (c)	2,325,000	2,038,217
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A) (c)	2,155,000	2,281,062
Eversource Energy
4.600%, 07/01/27	1,660,000	1,670,387
5.950%, 02/01/29 (c)	1,160,000	1,227,522
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A) (c)	570,000	548,684
4.150%, 04/15/25 (144A)	2,800,000	2,777,078
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,430,000	3,424,763
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,706,667
International Transmission Co.
4.625%, 08/15/43 (c)	2,750,000	2,514,672
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	875,654
Public Service Co. of Colorado
5.250%, 04/01/53 (c)	1,545,000	1,557,792
Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	$3,115,233
Southwestern Electric Power Co.
4.100%, 09/15/28	3,000,000	2,975,483
		34,839,831
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050%, 03/15/42	4,510,000	3,681,570
5.141%, 03/15/52 (c)	5,322,000	4,104,724
		7,786,294
Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32 (c)	25,000	21,679
4.375%, 02/02/52 (c)	1,500,000	1,191,359
6.500%, 12/01/52 (c)	810,000	864,024
6.750%, 03/15/34 (144A)	1,051,000	1,164,399
Pilgrim's Pride Corp.
3.500%, 03/01/32 (c)	1,200,000	1,065,479
		4,306,940
Gas — 1.0%
CenterPoint Energy Resources Corp.
5.400%, 07/01/34 (c)	2,155,000	2,241,183
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (c)	1,780,000	1,550,238
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,634,651
5.994%, 03/06/33 (144A)	220,000	230,660
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35	1,175,000	1,191,301
Southern Co. Gas Capital Corp.
3.250%, 06/15/26	4,000,000	3,940,097
Spire, Inc.
4.700%, 08/15/44	1,000,000	885,620
		13,673,750
Healthcare-Services — 1.5%
Centene Corp.
3.000%, 10/15/30	2,477,000	2,217,477
CommonSpirit Health
2.782%, 10/01/30	870,000	791,485
3.347%, 10/01/29	110,000	104,800
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A) (c)	2,050,000	1,929,339
HCA, Inc.
5.250%, 06/15/26 (c)	805,000	810,926
5.250%, 06/15/49	1,395,000	1,324,561
5.875%, 02/01/29	2,000,000	2,096,068
Humana, Inc.
3.700%, 03/23/29 (c)	4,685,000	4,558,675
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	4,053,908
BHFTI-334

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
5.150%, 07/15/34	4,160,000	$4,341,747
		22,228,986
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
3.900%, 02/28/52 (c)	960,000	767,805
Athene Global Funding
1.985%, 08/19/28 (144A)	3,040,000	2,758,505
3.205%, 03/08/27 (144A)	1,055,000	1,012,201
Farmers Exchange Capital III
5.454%, 10/15/54 (144A) (a)	3,530,000	3,156,243
Farmers Insurance Exchange
4.747%, 11/01/57 (144A) (a)	90,000	73,906
		7,768,660
Internet — 0.2%
Uber Technologies, Inc.
4.800%, 09/15/34	2,150,000	2,147,022
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 05/01/47	6,500,000	5,457,582
Time Warner Cable LLC
4.500%, 09/15/42	20,000	15,325
5.500%, 09/01/41 (c)	2,065,000	1,790,494
5.875%, 11/15/40 (c)	1,850,000	1,677,641
		8,941,042
Oil & Gas — 0.0%
Petroleos Mexicanos
6.350%, 02/12/48 (c)	55,000	38,091
6.750%, 09/21/47	872,000	624,796
		662,887
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (c)	2,625,000	2,588,774
Berry Global, Inc.
1.570%, 01/15/26 (c)	1,587,000	1,527,121
1.650%, 01/15/27 (c)	2,631,000	2,469,917
		6,585,812
Pharmaceuticals — 0.6%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A)	4,506,000	4,447,061
4.400%, 07/15/44 (144A)	1,205,000	987,500
4.625%, 06/25/38 (144A)	1,250,000	1,136,362
4.875%, 06/25/48 (144A)	1,965,000	1,703,431
Cigna Group
3.400%, 03/15/51 (c)	739,000	540,099
		8,814,453
Security Description	Principal Amount*	Value

Pipelines — 0.2%
Energy Transfer LP
5.150%, 03/15/45 (c)	747,000	$696,113
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A) (c)	1,369,000	1,309,292
TransCanada PipeLines Ltd.
4.625%, 03/01/34 (c)	145,000	143,068
		2,148,473
Real Estate Investment Trusts — 1.5%
American Assets Trust LP
3.375%, 02/01/31	1,950,000	1,695,736
American Homes 4 Rent LP
2.375%, 07/15/31 (c)	975,000	837,403
3.375%, 07/15/51	860,000	605,278
American Tower Corp.
2.300%, 09/15/31 (c)	2,404,000	2,068,542
2.700%, 04/15/31 (c)	2,265,000	2,021,919
5.550%, 07/15/33	710,000	743,930
5.650%, 03/15/33	1,458,000	1,540,181
Extra Space Storage LP
2.400%, 10/15/31	349,000	300,241
2.550%, 06/01/31	1,000,000	870,638
3.900%, 04/01/29	320,000	312,500
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/30	427,000	407,722
4.000%, 01/15/31	60,000	56,246
5.750%, 06/01/28	2,000,000	2,052,960
Healthcare Realty Holdings LP
2.050%, 03/15/31	211,000	173,537
3.500%, 08/01/26 (c)	2,399,000	2,357,913
Hudson Pacific Properties LP
3.250%, 01/15/30 (c)	2,253,000	1,708,188
3.950%, 11/01/27	24,000	21,694
4.650%, 04/01/29 (c)	335,000	278,196
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 (c)	2,144,000	1,799,457
5.500%, 08/15/33	255,000	262,538
LXP Industrial Trust
6.750%, 11/15/28	410,000	438,641
Rexford Industrial Realty LP
2.150%, 09/01/31	155,000	130,613
VICI Properties LP
4.950%, 02/15/30 (c)	220,000	221,302
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A) (c)	450,000	430,978
4.125%, 08/15/30 (144A)	57,000	54,129
4.500%, 01/15/28 (144A)	354,000	349,208
4.625%, 06/15/25 (144A) (c)	110,000	109,328
		21,849,018
Savings & Loans — 0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (c)	960,000	925,744
BHFTI-335

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software — 0.3%
Open Text Corp.
6.900%, 12/01/27 (144A)	2,060,000	$2,172,820
Oracle Corp.
3.950%, 03/25/51 (c)	2,328,000	1,873,581
Take-Two Interactive Software, Inc.
4.000%, 04/14/32 (c)	775,000	742,195
		4,788,596
Telecommunications — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 09/20/29 (144A)	1,001,875	999,256
5.152%, 09/20/29 (144A)	1,155,000	1,166,466
T-Mobile USA, Inc.
3.750%, 04/15/27	2,145,000	2,119,223
4.700%, 01/15/35 (c)	1,945,000	1,938,180
		6,223,125
Total Corporate Bonds & Notes (Cost $252,419,765)		241,489,582

Asset-Backed Securities—8.7%
Asset-Backed - Home Equity — 0.8%
New Century Home Equity Loan Trust
5.749%, 1M TSFR + 0.894%, 08/25/34 (a)	4,663,495	4,589,306
Soundview Home Loan Trust
5.179%, 1M TSFR + 0.324%, 06/25/37 (a)	9,385,906	6,312,806
		10,902,112
Asset-Backed - Other — 6.2%
AGL CLO 12 Ltd.
6.704%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,400,248
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
5.719%, 1M TSFR + 0.864%, 01/25/36 (a)	4,770,129	4,658,305
Apidos CLO XXV Ltd.
6.432%, 3M TSFR + 1.150%, 10/20/31 (144A) (a)	2,930,862	2,931,449
Arbor Realty Commercial Real Estate Notes Ltd.
6.281%, 1M TSFR + 1.184%, 08/15/34 (144A) (a)	2,373,097	2,362,242
Barings CLO Ltd.
6.451%, 3M TSFR + 1.150%, 10/15/30 (144A) (a)	3,738,235	3,740,919
Buttermilk Park CLO Ltd.
6.671%, 3M TSFR + 1.370%, 10/15/31 (144A) (a)	4,600,000	4,602,383
Carrington Mortgage Loan Trust
5.109%, 1M TSFR + 0.254%, 12/25/36 (a)	4,893,366	4,793,702
Clover CLO LLC
6.854%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,008,565
Countrywide Asset-Backed Certificates Trust
6.319%, 1M TSFR + 1.464%, 08/25/47 (a)	3,093,162	2,893,669
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,281,058
Dryden 72 CLO Ltd.
5.895%, 3M TSFR + 1.100%, 05/15/32 (144A) (a)	3,650,000	3,650,712
Dryden XXVI Senior Loan Fund
6.463%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	1,320,368	1,321,027
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Flexential Issuer
3.250%, 11/27/51 (144A)	4,753,000	$4,507,243
FS Rialto Issuer LLC
6.411%, 1M TSFR + 1.314%, 12/16/36 (144A) (a)	805,418	803,123
JP Morgan Mortgage Acquisition Trust
5.319%, 1M TSFR + 0.464%, 01/25/37 (a)	8,307,000	7,908,849
Madison Park Funding XXIX Ltd.
6.459%, 3M TSFR + 1.180%, 10/18/30 (144A) (a)	3,355,035	3,357,645
Neuberger Berman CLO XX Ltd.
7.213%, 3M TSFR + 1.912%, 07/15/34 (144A) (a)	5,000,000	5,008,295
Octagon Investment Partners 46 Ltd.
6.723%, 3M TSFR + 1.422%, 07/15/36 (144A) (a)	5,520,000	5,522,882
OHA Credit Funding 4 Ltd.
7.194%, 3M TSFR + 1.912%, 10/22/36 (144A) (a)	4,000,000	4,007,024
Palmer Square Loan Funding Ltd.
6.701%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,601,969
Popular ABS Mortgage Pass-Through Trust
5.554%, 1M TSFR + 0.699%, 02/25/36 (a)	71,930	71,829
Rockford Tower CLO Ltd.
5.821%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	3,600,000	3,600,637
6.734%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	2,498,925	2,500,399
Structured Asset Investment Loan Trust
5.769%, 1M TSFR + 0.914%, 07/25/34 (a)	1,170,137	1,195,547
Voya CLO Ltd.
6.429%, 3M TSFR + 1.150%, 10/18/31 (144A) (a)	3,160,691	3,161,993
		89,891,714
Asset-Backed - Student Loan — 1.7%
Navient Student Loan Trust
6.895%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,396,167
SLC Student Loan Trust
5.791%, SOFR90A + 0.422%, 09/15/39 (a)	5,686,510	5,557,639
SLM Student Loan Trust
5.951%, SOFR90A + 0.592%, 01/25/28 (a)	1,182,405	1,161,757
5.991%, SOFR90A + 0.632%, 01/25/40 (a)	2,178,116	2,042,909
6.145%, SOFR30A + 0.864%, 05/26/26 (a)	2,979,308	2,921,429
6.831%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	2,063,777	2,038,295
7.195%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,804,303
Wachovia Student Loan Trust
5.791%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	2,377,870	2,344,425
		24,266,924
Total Asset-Backed Securities (Cost $124,072,007)		125,060,750

Mortgage-Backed Securities—7.6%
Collateralized Mortgage Obligations — 5.0%
Angel Oak Mortgage Trust
3.353%, 01/25/67 (144A)	6,194,751	5,887,999
CIM Trust
1.951%, 06/25/57 (144A)	3,991,875	3,666,051
2.000%, 05/01/61 (144A)	4,736,202	4,265,443
2.000%, 08/25/61 (144A)	4,128,285	3,540,602
2.500%, 04/25/51 (144A)	9,971,817	8,398,533
3.000%, 10/25/59 (144A)	3,616,424	3,373,561
BHFTI-336

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CIM Trust
5.400%, 04/25/62 (144A)	6,197,859	$6,212,170
CSMC Trust
3.850%, 09/25/57 (144A)	3,529,378	3,427,581
4.547%, 05/25/67 (144A)	3,609,536	3,574,988
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	2,531,889	2,483,720
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A)	14,443,571	12,641,125
2.500%, 06/25/52 (144A)	9,146,516	8,157,630
PHH Alternative Mortgage Trust
5.569%, 1M TSFR + 0.714%, 07/25/37 (a)	2,889,538	2,781,903
WaMu Mortgage Pass-Through Certificates Trust
5.549%, 1M TSFR + 0.694%, 10/25/45 (a)	1,366,344	1,340,067
6.232%, 06/25/34	2,201,808	2,135,293
		71,886,666
Commercial Mortgage-Backed Securities — 2.6%
BAMLL Commercial Mortgage Securities Trust
4.227%, 08/10/38 (144A)	3,265,000	3,130,531
Bank
4.493%, 06/15/55	4,231,000	4,197,618
BX Trust
3.202%, 12/09/41 (144A)	895,000	831,628
BXHPP Trust
5.862%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,587,413
COMM Mortgage Trust
3.620%, 07/10/50	1,469,953	1,465,715
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	2,981,202
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,639,262
GS Mortgage Securities Corp. Trust
6.165%, 1M TSFR + 1.064%, 12/15/36 (144A) (a)	4,225,000	4,156,344
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A)	1,850,000	1,680,639
3.228%, 07/10/39 (144A)	1,875,000	1,733,879
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,841,408
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,752,991
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,126,230
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A)	2,219,000	1,921,830
4.144%, 01/05/43 (144A)	110,000	96,821
SMRT Commercial Mortgage Trust
8.447%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,303,540
		38,447,051
Total Mortgage-Backed Securities (Cost $115,177,001)		110,333,717

Municipals—0.6%
City of New York, General Obligation Unlimited
5.968%, 03/01/36	1,750,000	1,899,927
Security Description	Principal Amount*/ Shares	Value

County of Miami-Dade Aviation Revenue
3.555%, 10/01/34	600,000	$550,705
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,245,477
5.267%, 05/01/27	2,150,000	2,208,992
Regents of the University of California Medical Center Pooled Revenue
3.256%, 05/15/60	3,420,000	2,465,521
Total Municipals (Cost $9,554,114)		8,370,622

Short-Term Investments—3.1%
Discount Note—1.4%
Federal Home Loan Bank
4.551%, 03/21/25 (d)	20,420,000	20,017,068

Mutual Funds—1.7%
State Street Institutional Liquid Reserves Fund, Trust Class, 4.840% (e)	25,322,195	25,337,389
Total Short-Term Investments (Cost $45,328,670)		45,354,457

Securities Lending Reinvestments (f)—3.3%
Certificates of Deposit—1.5%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (a)	2,000,000	2,000,276
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (a)	2,000,000	2,000,003
5.180%, SOFR + 0.350%, 07/14/25 (a)	1,000,000	1,000,003
Bank of Nova Scotia
5.150%, SOFR + 0.310%, 03/19/25 (a)	1,000,000	999,994
Bayerische Landesbank (NY)
5.210%, 10/17/24	2,000,000	2,000,328
Canadian Imperial Bank of Commerce (NY)
5.200%, SOFR + 0.360%, 01/09/25 (a)	2,000,000	2,000,828
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,101,315
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (a)	1,000,000	1,000,128
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (a)	2,000,000	2,000,208
MUFG Bank Ltd. (London)
5.070%, SOFR + 0.240%, 11/01/24 (a)	1,000,000	1,000,007
Svenska Handelsbanken AB
5.180%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,001,684
Toronto-Dominion Bank
5.210%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	3,000,047
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (a)	1,000,000	1,000,101
		22,098,392
BHFTI-337

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—0.3%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (a)	1,000,000	$999,989
Natixis SA
5.140%, SOFR + 0.300%, 12/18/24 (a)	1,500,000	1,484,895
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (a)	2,000,000	2,000,016
		4,484,900
Repurchase Agreements—1.5%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $5,138,236; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $5,269,615	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $6,080,374; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $6,201,148	6,079,557	6,079,556
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $5,004,822; collateralized by various Common Stock with an aggregate market value of $5,578,298	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $5,024,792; collateralized by various Common Stock with an aggregate market value of $5,556,343	5,000,000	5,000,000
		21,079,556
Total Securities Lending Reinvestments (Cost $47,672,582)		47,662,848
Total Investments—118.8% (Cost $1,740,773,232)		1,717,140,029
Other assets and liabilities (net)—(18.8)%		(271,789,169)
Net Assets—100.0%		$1,445,350,860

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(c)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $69,964,080 and the collateral received consisted of cash in the amount of $47,639,449 and non-cash collateral with a value of $24,718,580. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(d)	The rate shown represents current yield to maturity.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$221,568,985, which is 15.3% of net assets.

Cash in the amount of $124,000 has been received at the custodian bank as collateral for TBA securities.
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/24	1,739	USD	362,133,165	$965,793
U.S. Treasury Note 5 Year Futures	12/31/24	93	USD	10,219,101	32,016
BHFTI-338

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/24	(121)	USD	(13,828,031)	$814
Net Unrealized Appreciation					$998,623
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M SOFR	Annually	3.520%	Annually	12/20/53	USD	10,830,000	$(414,186)	$—	$(414,186)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,138,868,053	$—	$1,138,868,053
Total Corporate Bonds & Notes*	—	241,489,582	—	241,489,582
Total Asset-Backed Securities*	—	125,060,750	—	125,060,750
Total Mortgage-Backed Securities*	—	110,333,717	—	110,333,717
Total Municipals*	—	8,370,622	—	8,370,622
Short-Term Investments
Discount Note	—	20,017,068	—	20,017,068
Mutual Funds	25,337,389	—	—	25,337,389
Total Short-Term Investments	25,337,389	20,017,068	—	45,354,457
Total Securities Lending Reinvestments*	—	47,662,848	—	47,662,848
Total Investments	$25,337,389	$1,691,802,640	$—	$1,717,140,029
Collateral for Securities Loaned (Liability)	$—	$(47,639,449)	$—	$(47,639,449)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$998,623	$—	$—	$998,623
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(414,186)	$—	$(414,186)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-339

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.6%
Textron, Inc.	182,700	$16,183,566
Automobile Components — 2.6%
Aptiv PLC (a)	130,500	9,397,305
BorgWarner, Inc. (b)	449,700	16,319,613
		25,716,918
Banks — 2.4%
Huntington Bancshares, Inc. (b)	678,300	9,971,010
Prosperity Bancshares, Inc.	182,400	13,145,568
		23,116,578
Broadline Retail — 1.4%
eBay, Inc.	207,700	13,523,347
Building Products — 1.1%
Carrier Global Corp. (b)	138,100	11,115,669
Capital Markets — 2.6%
Bank of New York Mellon Corp.	204,800	14,716,928
T. Rowe Price Group, Inc. (b)	96,100	10,468,173
		25,185,101
Chemicals — 5.2%
Axalta Coating Systems Ltd. (a)	368,300	13,328,777
CF Industries Holdings, Inc.	125,300	10,750,740
RPM International, Inc. (b)	105,000	12,705,000
Westlake Corp.	95,000	14,277,550
		51,062,067
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	30,100	6,045,284
Communications Equipment — 1.0%
Motorola Solutions, Inc.	22,000	9,891,860
Consumer Staples Distribution & Retail — 5.8%
BJ's Wholesale Club Holdings, Inc. (a) (b)	226,500	18,681,720
Target Corp. (b)	116,600	18,173,276
U.S. Foods Holding Corp. (a)	325,000	19,987,500
		56,842,496
Containers & Packaging — 5.9%
AptarGroup, Inc.	77,500	12,414,725
Avery Dennison Corp. (b)	46,000	10,154,960
Crown Holdings, Inc. (b)	207,300	19,875,924
Packaging Corp. of America	68,500	14,754,900
		57,200,509
Electric Utilities — 3.5%
Alliant Energy Corp. (b)	382,300	23,201,787
Xcel Energy, Inc.	170,900	11,159,770
		34,361,557
Electrical Equipment — 1.6%
Hubbell, Inc. (b)	10,650	4,561,928
Security Description	Shares	Value
Electrical Equipment—(Continued)
Regal Rexnord Corp. (b)	64,500	$10,699,260
		15,261,188
Electronic Equipment, Instruments & Components — 3.1%
Flex Ltd. (a)	197,800	6,612,454
Trimble, Inc. (a)	190,600	11,834,354
Zebra Technologies Corp. - Class A (a)	32,400	11,998,368
		30,445,176
Energy Equipment & Services — 1.8%
Baker Hughes Co.	477,600	17,265,240
Financial Services — 1.0%
Global Payments, Inc.	99,600	10,201,032
Ground Transportation — 3.9%
JB Hunt Transport Services, Inc.	78,500	13,527,905
Knight-Swift Transportation Holdings, Inc.	250,900	13,536,055
Landstar System, Inc. (b)	57,100	10,784,477
		37,848,437
Health Care Equipment & Supplies — 4.3%
Cooper Cos., Inc. (a)	142,100	15,679,314
Hologic, Inc. (a) (b)	171,600	13,978,536
Zimmer Biomet Holdings, Inc.	113,600	12,263,120
		41,920,970
Health Care Providers & Services — 2.0%
Quest Diagnostics, Inc. (b)	123,300	19,142,325
Health Care REITs — 1.4%
Alexandria Real Estate Equities, Inc. (b)	114,700	13,620,625
Hotels, Restaurants & Leisure — 2.6%
Darden Restaurants, Inc. (b)	42,300	6,942,699
Expedia Group, Inc. (a)	38,300	5,669,166
Hilton Worldwide Holdings, Inc.	28,400	6,546,200
Yum! Brands, Inc. (b)	45,300	6,328,863
		25,486,928
Industrial REITs — 0.7%
Lineage, Inc. (b)	82,200	6,442,836
Insurance — 8.6%
American Financial Group, Inc. (b)	113,100	15,223,260
Fidelity National Financial, Inc.	256,600	15,924,596
Hartford Financial Services Group, Inc.	147,600	17,359,236
Old Republic International Corp. (b)	393,700	13,944,854
Willis Towers Watson PLC	72,600	21,382,878
		83,834,824
IT Services — 2.3%
Akamai Technologies, Inc. (a)	121,500	12,265,425
Globant SA (a) (b)	52,300	10,362,722
		22,628,147
BHFTI-340

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	74,300	$11,032,064
ICON PLC (a)	46,000	13,216,260
		24,248,324
Machinery — 4.2%
AGCO Corp. (b)	113,600	11,116,896
Lincoln Electric Holdings, Inc. (b)	37,800	7,258,356
Middleby Corp. (a) (b)	106,100	14,761,693
Xylem, Inc.	55,600	7,507,668
		40,644,613
Metals & Mining — 1.6%
Franco-Nevada Corp.	129,300	16,065,525
Oil, Gas & Consumable Fuels — 3.6%
Chord Energy Corp.	79,000	10,288,170
Coterra Energy, Inc.	566,100	13,558,095
Devon Energy Corp.	280,400	10,969,248
		34,815,513
Professional Services — 6.3%
FTI Consulting, Inc. (a) (b)	70,700	16,088,492
Genpact Ltd. (b)	301,800	11,833,578
Leidos Holdings, Inc.	84,100	13,708,300
ManpowerGroup, Inc.	128,800	9,469,376
TransUnion	97,200	10,176,840
		61,276,586
Residential REITs — 2.9%
Camden Property Trust	140,100	17,306,553
Equity LifeStyle Properties, Inc. (b)	149,900	10,693,866
		28,000,419
Retail REITs — 2.2%
NNN REIT, Inc.	444,300	21,544,107
Semiconductors & Semiconductor Equipment — 2.2%
MKS Instruments, Inc.	102,800	11,175,388
ON Semiconductor Corp. (a)	137,600	9,991,136
		21,166,524
Specialized REITs — 2.8%
Lamar Advertising Co. - Class A (b)	126,300	16,873,680
SBA Communications Corp.	42,400	10,205,680
		27,079,360
Specialty Retail — 1.6%
Ross Stores, Inc.	102,600	15,442,326
Textiles, Apparel & Luxury Goods — 0.8%
Ralph Lauren Corp.	43,100	8,355,797
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 0.7%
American Water Works Co., Inc.	49,100	$7,180,384
Total Common Stocks (Cost $804,716,003)		960,162,158

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $16,089,172; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $16,409,391	16,087,496	16,087,496
Total Short-Term Investments (Cost $16,087,496)		16,087,496

Securities Lending Reinvestments (c)—14.4%
Certificates of Deposit—3.7%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (d)	1,000,000	999,894
5.030%, SOFR + 0.200%, 11/22/24 (d)	1,000,000	1,000,138
5.330%, SOFR + 0.500%, 11/29/24 (d)	1,000,000	1,000,636
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (d)	2,000,000	2,000,003
5.130%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,007
5.180%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	1,000,003
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (d)	2,000,000	2,001,382
Bayerische Landesbank (NY)
5.210%, 10/17/24	1,000,000	1,000,164
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (d)	2,000,000	1,999,976
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (d)	1,000,000	999,931
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,001,520
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (d)	2,000,000	2,000,256
Credit Agricole SA
5.090%, SOFR + 0.260%, 11/15/24 (d)	1,000,000	1,000,002
5.150%, SOFR + 0.320%, 02/18/25 (d)	1,000,000	1,000,001
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,255
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (d)	1,000,000	1,000,000
MUFG Bank Ltd. (London)
5.070%, SOFR + 0.240%, 11/01/24 (d)	1,000,000	1,000,007
Nordea Bank Abp
4.990%, SOFR + 0.150%, 12/10/24 (d)	1,000,000	1,000,037
5.040%, SOFR + 0.200%, 10/21/24 (d)	2,000,000	2,000,102
Skandinaviska Enskilda Banken AB
5.130%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,468
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (d)	2,000,000	2,000,028
BHFTI-341

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (d)	2,000,000	$2,000,736
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (d)	2,000,000	2,000,460
Svenska Handelsbanken AB
5.130%, SOFR + 0.300%, 02/06/25 (d)	1,000,000	1,000,458
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (d)	1,000,000	999,994
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (d)	1,000,000	1,000,344
5.390%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,000,101
		36,008,388
Commercial Paper—0.9%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (d)	2,000,000	1,999,978
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (d)	2,000,000	2,000,104
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (d)	2,000,000	1,999,994
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (d)	2,500,000	2,500,020
		8,500,096
Repurchase Agreements—9.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $4,900,674; collateralized by various Common Stock with an aggregate market value of $5,457,076	4,900,000	4,900,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $12,001,653; collateralized by various Common Stock with an aggregate market value of $13,364,266	12,000,000	12,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $5,000,692; collateralized by various Common Stock with an aggregate market value of $5,568,444	5,000,000	5,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 09/30/24 at 4.860%, due on 10/01/24 with a maturity value of $23,447,455; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.625%, maturity dates ranging from 10/03/24 - 08/15/53, and an aggregate market value of $23,916,404	23,444,290	23,444,290
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $4,110,589; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $4,215,692	4,000,000	4,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $9,799,442; collateralized by various Common Stock with an aggregate market value of $10,922,307	9,790,000	$9,790,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $2,098,137	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,100,152; collateralized by various Common Stock with an aggregate market value of $1,226,965	1,100,000	1,100,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $4,019,833; collateralized by various Common Stock with an aggregate market value of $4,445,075	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $5,000,685; collateralized by various Common Stock with an aggregate market value of $5,567,276	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $6,700,918; collateralized by various Common Stock with an aggregate market value of $7,371,011	6,700,000	6,700,000
		89,934,290
Time Deposit—0.4%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	4,000,000	4,000,000

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	1,000,000	1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $140,435,984)		140,442,774
Total Investments—114.4% (Cost $961,239,483)		1,116,692,428
Other assets and liabilities (net)—(14.4)%		(140,940,618)
Net Assets—100.0%		$975,751,810

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
BHFTI-342

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $160,216,081 and the collateral received consisted of cash in the amount of $140,436,175 and non-cash collateral with a value of $23,640,166. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$960,162,158	$—	$—	$960,162,158
Total Short-Term Investments*	—	16,087,496	—	16,087,496
Securities Lending Reinvestments
Certificates of Deposit	—	36,008,388	—	36,008,388
Commercial Paper	—	8,500,096	—	8,500,096
Repurchase Agreements	—	89,934,290	—	89,934,290
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	138,442,774	—	140,442,774
Total Investments	$962,162,158	$154,530,270	$—	$1,116,692,428
Collateral for Securities Loaned (Liability)	$—	$(140,436,175)	$—	$(140,436,175)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-343

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—94.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 43.3%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,606,962	$1,350,101
1.500%, 07/01/41	1,169,974	944,291
2.000%, 09/01/40	1,022,773	895,137
2.000%, 03/01/41	1,904,340	1,663,097
2.000%, 06/01/41	74,471	65,050
2.000%, 08/01/41	613,871	535,191
2.000%, 12/01/41	277,560	241,636
2.000%, 01/01/42	1,980,766	1,722,550
2.000%, 05/01/42	192,903	167,756
2.000%, 06/01/50	3,386,580	2,825,257
2.000%, 07/01/50	499,472	416,607
2.000%, 11/01/50	138,592	116,233
2.000%, 03/01/51	80,456	67,699
2.000%, 09/01/51	164,768	138,640
2.000%, 11/01/51	239,533	201,550
2.500%, 06/01/50	168,139	147,287
2.500%, 07/01/50	544,751	479,484
2.500%, 11/01/50	1,846,606	1,627,914
2.500%, 12/01/50	263,965	232,253
2.500%, 05/01/51	3,332,551	2,880,993
2.500%, 07/01/51	280,475	233,762
2.500%, 09/01/51	661,865	580,202
2.500%, 11/01/51	1,663,139	1,457,581
2.500%, 01/01/52	2,200,953	1,928,924
2.500%, 03/01/52	500,547	439,778
2.500%, 04/01/52	2,820,515	2,471,400
2.638%, 1Y RFUCCT + 1.634%, 12/01/50 (a)	636,688	601,340
3.000%, 06/01/31	183,076	178,573
3.000%, 02/01/32	4,452	4,335
3.000%, 03/01/33	615,407	598,131
3.000%, 09/01/33	52,746	51,225
3.000%, 11/01/33	654,920	634,078
3.000%, 03/01/34	49,523	48,022
3.000%, 11/01/42	69,664	65,010
3.000%, 01/01/43	84,516	78,465
3.000%, 02/01/43	412,562	383,360
3.000%, 03/01/43	4,411,606	4,097,621
3.000%, 06/01/43	1,018,690	945,749
3.000%, 09/01/48	343,392	315,963
3.000%, 09/01/49	1,393,034	1,278,006
3.000%, 11/01/49	422,683	385,670
3.000%, 03/01/50	191,825	175,757
3.000%, 05/01/50	108,273	99,316
3.000%, 02/01/51	229,083	209,150
3.000%, 04/01/52	690,863	625,972
3.000%, 08/01/52	2,253,358	2,056,451
3.500%, 03/01/32	287,111	282,273
3.500%, 06/01/32	801,305	787,063
3.500%, 07/01/32	271,216	266,696
3.500%, 04/01/33	110,398	109,043
3.500%, 02/01/34	1,255,724	1,228,929
3.500%, 04/01/40	56,163	53,825
3.500%, 05/01/40	116,940	112,072
3.500%, 06/01/40	108,279	103,772
3.500%, 07/01/40	14,459	13,857
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 08/01/40	65,736	$62,999
3.500%, 09/01/40	49,771	47,699
3.500%, 10/01/40	28,140	26,962
3.500%, 11/01/40	52,199	49,970
3.500%, 12/01/40	46,882	44,880
3.500%, 04/01/42	248,975	238,884
3.500%, 07/01/42	37,915	36,328
3.500%, 08/01/42	21,366	20,401
3.500%, 09/01/42	101,234	96,661
3.500%, 10/01/42	597,268	571,222
3.500%, 01/01/43	192,156	183,782
3.500%, 02/01/43	98,847	94,671
3.500%, 04/01/43	312,326	298,545
3.500%, 05/01/43	142,509	136,217
3.500%, 11/01/44	168,943	160,021
3.500%, 02/01/45	3,366	3,217
3.500%, 06/01/45	7,238	6,896
3.500%, 11/01/45	1,529,870	1,457,583
3.500%, 01/01/46	133,035	125,583
3.500%, 02/01/46	445,824	421,284
3.500%, 05/01/46	481,674	458,384
3.500%, 06/01/46	81,420	76,917
3.500%, 07/01/46	673,952	636,251
3.500%, 08/01/46	58,336	55,774
3.500%, 09/01/46	317,260	302,276
3.500%, 01/01/47	952,612	899,972
3.500%, 02/01/47	977,481	923,449
3.500%, 07/01/47	206,466	194,835
3.500%, 11/01/47	13,716	13,058
3.500%, 12/01/47	201,598	190,454
3.500%, 02/01/48	59,866	56,492
3.500%, 04/01/48	211,065	199,170
3.500%, 04/01/52	1,175,680	1,102,727
3.500%, 05/01/52	350,696	329,480
4.000%, 06/01/33	309,414	308,393
4.000%, 11/01/41	2,239	2,217
4.000%, 09/01/42	24,744	24,501
4.000%, 10/01/42	13,151	12,962
4.000%, 11/01/42	154,271	152,436
4.000%, 12/01/42	45,742	45,151
4.000%, 01/01/43	9,980	9,803
4.000%, 02/01/43	83,777	82,538
4.000%, 03/01/43	33,987	33,526
4.000%, 04/01/43	10,554	10,451
4.000%, 05/01/43	102,100	100,252
4.000%, 06/01/43	18,184	17,693
4.000%, 07/01/43	136,596	134,247
4.000%, 08/01/43	94,841	93,236
4.000%, 09/01/43	174,727	171,956
4.000%, 10/01/43	182,131	179,048
4.000%, 01/01/44	90,771	88,755
4.000%, 02/01/44	15,937	15,583
4.000%, 04/01/44	11,539	11,282
4.000%, 01/01/45	159,338	155,751
4.000%, 02/01/45	170,350	167,021
BHFTI-344

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 12/01/45	183,026	$178,905
4.000%, 12/01/47	375,083	365,240
4.000%, 05/01/48	189,251	184,285
4.000%, 07/01/50	2,279,269	2,225,478
4.000%, 05/01/52	365,125	353,579
4.500%, 05/01/39	35,726	36,174
4.500%, 07/01/40	541,542	547,739
4.500%, 09/01/40	272,666	276,086
4.500%, 02/01/41	26,046	26,373
4.500%, 08/01/41	222,567	224,855
4.500%, 09/01/41	35,416	35,861
4.500%, 10/01/41	74,492	75,351
4.500%, 02/01/44	10,841	10,840
4.500%, 06/01/52	1,832,363	1,816,541
4.500%, 07/01/52	1,056,088	1,040,431
4.500%, 08/01/52	609,613	600,646
5.000%, 06/01/41	648,531	668,860
5.000%, 07/01/41	86,361	88,394
5.000%, 12/01/44	946,032	976,871
5.000%, 06/01/52	85,471	85,491
5.000%, 07/01/52	766,622	769,459
5.500%, 08/01/53	289,643	294,568
5.500%, 04/01/54	97,624	100,056
6.000%, 04/01/54	853,467	876,561
6.000%, 05/01/54	399,095	409,177
6.000%, 06/01/54	398,890	409,415
6.000%, 07/01/54	295,110	303,308
6.000%, 1Y RFUCCT + 1.750%, 12/01/40 (a)	199,830	207,251
6.130%, 1Y RFUCCT + 1.880%, 10/01/41 (a)	86,884	88,483
6.500%, 02/01/53	1,181,795	1,222,315
6.500%, 10/01/53	1,116,271	1,166,562
6.500%, 02/01/54	367,599	381,720
6.500%, 04/01/54	294,781	305,845
6.726%, 1Y RFUCCT + 1.750%, 09/01/41 (a)	70,645	73,303
7.154%, 1Y RFUCCT + 1.922%, 10/01/42 (a)	29,772	30,831
7.155%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	14,783	15,307
7.255%, 1Y RFUCCT + 1.880%, 04/01/41 (a)	1,788	1,806
7.455%, 1Y RFUCCT + 1.880%, 09/01/41 (a)	7,900	8,085
7.540%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	14,140	14,681
7.628%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	14,208	14,764
7.785%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	4,114	4,204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.357%, 10/25/33 (a) (b)	15,000,000	263,692
0.446%, 09/25/32 (a) (b)	8,495,792	194,506
0.475%, 03/25/34 (a) (b)	8,599,257	224,258
0.627%, 10/25/31 (a) (b)	6,089,440	177,975
0.952%, 10/25/35 (a) (b)	16,427,666	1,066,678
0.966%, 11/25/30 (a) (b)	4,934,012	210,443
1.128%, 10/25/30 (a) (b)	5,425,826	267,463
3.750%, 11/25/29	143,383	142,347
3.750%, 11/25/32	1,000,000	984,898
3.990%, 05/25/33 (a)	3,650,000	3,637,012
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	58,943	55,047
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
2.000%, 02/25/51 (b)	4,043,046	$514,881
2.000%, 03/25/51 (b)	2,741,862	342,800
2.500%, 04/25/51 (b)	1,529,056	228,877
2.500%, 10/25/51 (b)	1,435,437	216,278
2.500%, 12/25/51 (b)	2,739,020	338,100
3.000%, 11/25/50 (b)	584,023	96,670
3.000%, 07/25/51 (b)	1,290,912	261,448
3.000%, 11/25/51 (b)	688,434	96,214
3.500%, 11/15/31	470,739	461,668
3.500%, 04/25/52 (b)	1,419,516	254,488
4.000%, 01/15/41	3,922,483	3,866,448
4.000%, 02/25/50 (b)	501,296	101,726
4.000%, 11/25/51 (b)	565,416	117,511
4.500%, 02/15/41	7,688	7,718
4.500%, 10/25/49 (b)	465,594	100,212
4.500%, 06/25/50 (b)	1,672,139	369,108
4.500%, 12/25/50 (b)	1,370,839	286,700
4.500%, 11/25/51 (b)	471,377	103,384
5.000%, 10/15/34	105,363	108,095
5.000%, 12/15/37	40,528	41,544
5.000%, 03/15/41	200,302	208,001
5.000%, 04/15/41	692,327	711,585
5.000%, 05/15/41	1,107,001	1,136,794
5.500%, 05/15/34	597,853	622,874
5.500%, 11/15/36	236,324	244,582
5.500%, 06/15/41	1,455,418	1,530,760
5.857%, SOFR30A + 0.514%, 03/15/34 (a)	102,591	102,003
6.357%, SOFR30A + 1.014%, 02/15/33 (a)	56,689	57,303
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	751,083	102,415
Federal National Mortgage Association
1.500%, 11/01/41	1,617,301	1,357,241
1.500%, 03/01/42	661,603	555,869
2.000%, 10/01/40	2,712,723	2,373,482
2.000%, 07/01/41	484,837	423,965
2.000%, 11/01/41	2,034,970	1,770,965
2.000%, 02/01/42	1,131,463	983,612
2.000%, 03/01/42	1,147,150	997,246
2.000%, 04/01/42	503,073	437,336
2.000%, 05/01/42	824,982	711,136
2.000%, 08/01/42	952,569	830,497
2.000%, 06/01/50	570,571	476,036
2.000%, 08/01/50	216,913	181,459
2.000%, 10/01/50	201,125	167,504
2.000%, 01/01/51	153,241	128,528
2.000%, 02/01/51	447,396	375,245
2.000%, 03/01/51	76,988	64,787
2.000%, 04/01/51	2,305,802	1,918,360
2.000%, 08/01/51	1,470,206	1,227,711
2.000%, 10/01/51	90,157	75,365
2.000%, 01/01/52	583,829	489,065
2.000%, 02/01/52	922,276	772,540
2.000%, 03/01/52	1,555,523	1,312,468
2.500%, 04/01/42	4,661,933	4,187,411
2.500%, 06/01/50	552,925	485,103
BHFTI-345

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 10/01/50	2,843,955	$2,486,485
2.500%, 11/01/50	473,117	415,193
2.500%, 01/01/51	427,792	375,976
2.500%, 02/01/51	55,312	48,692
2.500%, 04/01/51	203,556	179,160
2.500%, 05/01/51	427,809	358,274
2.500%, 06/01/51	143,006	125,700
2.500%, 07/01/51	75,108	66,243
2.500%, 09/01/51	391,934	343,781
2.500%, 10/01/51	234,933	205,816
2.500%, 11/01/51	620,650	546,111
2.500%, 12/01/51	4,373,351	3,828,842
2.500%, 01/01/52	1,805,964	1,565,845
2.500%, 02/01/52	819,483	719,996
2.500%, 03/01/52	905,659	791,940
2.500%, 04/01/52	329,253	288,548
2.500%, 05/01/52	386,031	336,238
2.500%, 09/01/61	483,170	402,424
3.000%, 08/01/27	17,168	16,879
3.000%, 10/01/27	25,280	24,841
3.000%, 11/01/27	7,707	7,571
3.000%, 12/01/27	15,008	14,739
3.000%, 01/01/28	13,974	13,716
3.000%, 02/01/28	11,554	11,339
3.000%, 03/01/28	14,032	13,770
3.000%, 04/01/28	12,451	12,216
3.000%, 05/01/28	16,402	16,089
3.000%, 06/01/28	15,186	14,893
3.000%, 07/01/28	16,177	15,868
3.000%, 08/01/28	17,135	16,805
3.000%, 09/01/28	19,566	19,185
3.000%, 01/01/29	13,893	13,572
3.000%, 03/01/29	23,983	23,495
3.000%, 06/01/32	36,166	35,181
3.000%, 10/01/32	3,820	3,711
3.000%, 02/01/33	1,401,916	1,361,292
3.000%, 03/01/33	185,272	179,892
3.000%, 04/01/33	144,319	140,094
3.000%, 05/01/33	69,297	67,424
3.000%, 06/01/33	31,829	30,833
3.000%, 07/01/33	140,718	136,987
3.000%, 08/01/33	603,369	585,105
3.000%, 10/01/33	150,875	146,357
3.000%, 11/01/33	93,002	90,093
3.000%, 12/01/33	49,629	48,077
3.000%, 01/01/34	48,036	46,533
3.000%, 02/01/34	74,712	72,375
3.000%, 03/01/34	192,896	186,623
3.000%, 05/01/34	94,042	90,983
3.000%, 05/01/42	5,740,748	5,347,753
3.000%, 09/01/42	791,089	735,604
3.000%, 10/01/42	500,948	465,416
3.000%, 11/01/42	1,206,148	1,118,571
3.000%, 06/01/43	115,462	106,721
3.000%, 07/01/43	255,480	236,143
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 10/01/43	246,364	$227,734
3.000%, 01/01/45	228,656	211,367
3.000%, 08/01/46	118,422	108,749
3.000%, 09/01/46	350,378	321,719
3.000%, 10/01/46	149,319	136,904
3.000%, 11/01/48	607,092	558,665
3.000%, 09/01/49	494,423	451,776
3.000%, 11/01/49	112,312	102,624
3.000%, 02/01/50	535,703	485,804
3.000%, 03/01/50	484,984	436,095
3.000%, 04/01/50	741,043	678,185
3.000%, 08/01/50	250,435	229,228
3.000%, 11/01/50	363,713	333,926
3.000%, 05/01/51	150,758	137,138
3.000%, 06/01/51	407,845	373,105
3.000%, 09/01/51	503,587	455,465
3.000%, 10/01/51	1,270,344	1,152,923
3.000%, 11/01/51	1,404,099	1,280,004
3.000%, 12/01/51	72,401	66,017
3.000%, 01/01/52	541,918	496,879
3.000%, 03/01/52	79,068	72,349
3.000%, 04/01/52	417,469	378,565
3.000%, 06/01/52	871,351	790,477
3.500%, 07/01/32	815,568	801,093
3.500%, 09/01/32	717,096	701,324
3.500%, 01/01/34	574,920	563,121
3.500%, 11/01/42	1,126,110	1,075,906
3.500%, 11/01/46	171,685	164,347
3.500%, 07/01/47	831,069	784,698
3.500%, 12/01/47	2,103,036	1,994,311
3.500%, 06/01/49	243,829	230,091
3.500%, 08/01/50	56,359	53,277
3.500%, 05/01/51	173,013	162,480
3.500%, 07/01/51	1,170,220	1,104,329
3.500%, 12/01/51	158,814	148,871
3.500%, 01/01/52	328,079	309,295
3.500%, 03/01/52	477,279	450,396
3.500%, 04/01/52	1,228,158	1,151,273
3.500%, 05/01/52	1,595,135	1,501,526
3.500%, 10/01/56	1,061,845	986,206
4.000%, 11/01/31	311,800	310,390
4.000%, 08/01/32	268,958	266,878
4.000%, 11/01/40	993,829	982,666
4.000%, 04/01/42	116,185	114,881
4.000%, 10/01/42	94,674	93,143
4.000%, 11/01/42	107,432	105,694
4.000%, 06/01/43	52,906	51,690
4.000%, 08/01/43	34,775	34,191
4.000%, 09/01/43	670,723	659,624
4.000%, 10/01/43	106,258	104,802
4.000%, 02/01/44	39,656	39,014
4.000%, 04/01/44	54,543	53,661
4.000%, 12/01/45	437,509	427,185
4.000%, 03/01/46	31,260	30,522
4.000%, 05/01/46	20,778	20,210
BHFTI-346

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 09/01/47	8,208	$8,078
4.000%, 05/01/48	337,330	328,113
4.000%, 05/01/52	87,191	84,396
4.000%, 06/01/52	669,211	648,546
4.500%, 12/01/40	666,621	674,252
4.500%, 08/01/41	55,972	56,612
4.500%, 11/01/41	363,498	366,351
4.500%, 10/01/44	431,846	433,056
4.500%, 02/01/45	179,509	179,913
4.500%, 05/01/48	22,081	22,005
4.500%, 12/01/48	753,687	753,321
4.500%, 04/01/49	18,947	18,861
4.500%, 09/01/49	88,458	88,443
4.500%, 10/01/49	40,686	40,527
4.500%, 01/01/50	175,918	177,298
4.500%, 07/01/52	364,572	362,639
4.500%, 08/01/58	96,901	96,095
5.000%, 04/01/41	6,914	7,080
5.000%, 06/01/41	17,484	17,893
5.000%, 08/01/41	7,874	8,063
5.000%, 08/01/48	41,239	41,985
5.000%, 02/01/53	88,754	89,109
5.500%, 05/01/44	2,402,228	2,482,932
5.500%, 07/01/53	271,821	276,701
5.500%, 06/01/54	98,639	101,147
6.000%, 10/01/34	46,367	48,652
6.000%, 09/01/37	10,638	11,179
6.000%, 10/01/37	120,923	127,454
6.000%, 01/01/38	121,279	127,831
6.000%, 03/01/38	45,454	48,200
6.000%, 07/01/38	21,028	22,134
6.000%, 01/01/40	117,191	123,380
6.000%, 05/01/40	168,878	177,969
6.000%, 07/01/41	631,167	664,968
6.000%, 01/01/42	11,368	11,890
6.000%, 03/01/54	776,518	802,464
6.000%, 05/01/54	583,486	597,879
6.068%, 1Y RFUCCT + 1.818%, 09/01/41 (a)	5,692	5,817
6.080%, 1Y RFUCCT + 1.830%, 10/01/41 (a)	4,890	4,983
6.297%, 1Y RFUCCT + 1.818%, 02/01/42 (a)	18,621	19,038
6.500%, 07/01/32	27,275	28,806
6.500%, 12/01/32	8,017	8,464
6.500%, 07/01/35	9,260	9,731
6.500%, 12/01/35	81,524	85,693
6.500%, 08/01/36	137,454	143,828
6.500%, 08/01/39	490,726	513,951
6.500%, 12/01/53	263,143	273,582
6.500%, 03/01/54	471,022	489,346
6.500%, 04/01/54	636,824	660,921
6.729%, 02/01/39	26,964	28,007
7.172%, 1Y RFUCCT + 1.700%, 06/01/42 (a)	12,254	12,716
7.635%, 1Y RFUCCT + 1.800%, 07/01/41 (a)	3,793	3,907
7.639%, 1Y RFUCCT + 1.818%, 07/01/41 (a)	7,538	7,838
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,065,323	5,853,836
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	787,601	$92,908
2.000%, 10/25/52 (b)	3,414,910	398,974
Federal National Mortgage Association REMICS
1.155%, -1x SOFR30A + 6.436%, 06/25/41 (a) (b)	5,120	23
1.750%, 06/25/42	80,696	75,415
1.750%, 01/25/43	65,865	61,680
2.000%, 10/25/50 (b)	1,791,474	217,769
2.500%, 07/25/50 (b)	735,682	95,647
2.500%, 12/25/50 (b)	745,246	105,408
2.500%, 02/25/51 (b)	693,407	98,971
2.500%, 10/25/51 (b)	1,234,994	201,020
3.000%, 05/25/46	1,371,064	1,315,148
3.000%, 08/25/50 (b)	638,403	98,319
3.000%, 10/25/51 (b)	1,048,771	173,562
3.500%, 09/25/50 (b)	593,444	97,495
3.500%, 03/25/51 (b)	508,613	105,895
4.000%, 11/25/49 (b)	1,416,900	230,213
4.000%, 06/25/50 (b)	1,138,848	223,965
4.000%, 07/25/50 (b)	482,768	93,864
4.250%, 03/25/42	838,944	819,133
4.500%, 12/25/40	55,465	54,594
4.750%, 01/25/41	190,563	189,439
5.000%, 12/25/34	86,429	88,584
5.000%, 03/25/35	69,553	71,312
5.000%, 08/25/39	116,507	119,426
5.000%, 02/25/41	87,493	86,817
5.500%, 08/25/35	361,356	376,029
6.000%, 06/25/45 (b)	183,884	24,533
6.315%, SOFR30A + 1.034%, 03/25/36 (a)	125,038	126,519
6.325%, SOFR30A + 1.044%, 06/25/36 (a)	176,375	178,278
Government National Mortgage Association
0.542%, 03/16/59 (a) (b)	7,028,249	245,563
0.832%, 02/16/63 (a) (b)	3,261,950	208,837
0.883%, 06/16/62 (a) (b)	3,680,970	221,109
0.964%, 10/16/61 (a) (b)	2,791,162	205,207
0.989%, 05/16/62 (a) (b)	7,224,008	433,748
1.000%, 07/16/60	176,411	129,322
1.010%, 09/16/62 (a) (b)	3,692,254	283,627
1.112%, 06/16/61 (a) (b)	2,874,647	235,789
1.144%, 06/16/61 (a)	2,586,809	209,284
1.271%, 09/16/60 (a) (b)	2,777,104	235,560
1.327%, 06/16/63 (a) (b)	2,623,029	241,282
1.432%, 06/16/61 (a) (b)	2,024,861	201,702
2.000%, 10/20/50	2,101,933	1,784,116
2.000%, 12/20/50	1,745,151	1,481,297
2.000%, 01/20/51	525,366	445,813
2.000%, 02/20/51	6,279,923	5,274,536
2.000%, 04/20/51	673,838	557,029
2.000%, 11/20/51	160,047	135,716
2.500%, 12/20/50	205,737	179,707
2.500%, 02/20/51	463,309	409,120
2.500%, 03/20/51	618,946	546,298
2.500%, 04/20/51	1,565,236	1,380,803
2.500%, 07/20/51	365,650	322,377
2.500%, 08/20/51	820,630	723,306
BHFTI-347

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.000%, 05/15/42	176,237	$164,667
3.000%, 12/20/42	451,249	414,602
3.000%, 03/20/43	429,574	391,788
3.000%, 04/15/43	57,553	53,773
3.000%, 05/15/43	41,825	39,026
3.000%, 01/15/45	23,070	21,242
3.000%, 02/15/45	31,957	29,384
3.000%, 03/15/45	174,309	160,353
3.000%, 05/15/45	12,109	11,134
3.000%, 06/15/45	16,514	15,333
3.000%, 07/15/45	91,810	84,416
3.000%, 01/20/48	552,111	509,147
3.000%, 09/20/51	2,478,675	2,261,155
3.000%, 04/20/52	73,042	65,428
3.500%, 11/15/41	105,815	102,121
3.500%, 02/15/42	85,295	82,208
3.500%, 03/15/42	111,920	108,009
3.500%, 05/15/42	239,322	230,776
3.500%, 06/15/42	165,630	159,328
3.500%, 12/20/42	136,014	130,392
3.500%, 05/20/46	661,961	628,388
3.500%, 06/20/46	1,712,671	1,626,760
3.500%, 11/20/47	107,764	102,196
3.500%, 02/20/48	338,239	318,592
3.500%, 10/20/48	369,756	351,187
3.500%, 05/15/50	146,124	138,957
3.500%, 02/20/52	163,589	153,663
3.500%, 04/20/52	169,676	159,381
3.500%, 06/20/52	79,721	73,920
4.000%, 09/20/39	41,779	41,469
4.000%, 09/15/40	581,915	572,742
4.000%, 10/15/40	34,642	34,282
4.000%, 10/20/40	5,788	5,745
4.000%, 11/20/40	404,366	401,370
4.000%, 03/15/41	336,777	333,194
4.000%, 06/15/41	12,687	12,552
4.000%, 09/15/41	60,757	60,110
4.000%, 10/15/41	257,957	254,607
4.000%, 10/20/41	526,123	522,225
4.000%, 11/15/41	85,677	84,765
4.000%, 11/20/41	203,244	201,738
4.000%, 12/15/41	233,061	230,307
4.000%, 01/15/42	8,797	8,703
4.000%, 02/15/42	12,121	11,933
4.000%, 03/15/42	80,632	79,655
4.000%, 04/20/42	266,114	264,142
4.000%, 06/20/42	20,010	19,862
4.000%, 11/15/42	8,005	7,920
4.000%, 01/15/43	30,261	29,646
4.000%, 10/20/44	464,204	457,903
4.000%, 11/20/44	465,419	457,678
4.000%, 12/20/44	26,906	26,541
4.000%, 08/20/46	79,969	78,415
4.000%, 08/20/48	76,352	74,559
4.000%, 03/15/50	31,267	30,488
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 03/20/50	29,063	$28,721
4.000%, 04/20/50	223,905	217,301
4.500%, 08/15/39	501,043	506,751
4.500%, 02/20/40	45,171	45,743
4.500%, 06/15/40	147,292	148,936
4.500%, 07/15/40	32,213	32,480
4.500%, 09/20/40	4,839	4,894
4.500%, 03/15/41	193,985	195,665
4.500%, 04/15/41	16,100	16,227
4.500%, 08/20/48	397,259	397,235
4.500%, 09/20/48	271,150	271,133
4.500%, 10/20/48	382,476	382,413
4.500%, 01/20/49	58,909	58,890
4.500%, 03/20/50	79,126	79,080
5.000%, 03/15/39	20,337	20,944
5.000%, 07/15/39	41,285	42,524
5.000%, 08/15/39	32,230	32,967
5.000%, 09/15/39	24,665	25,328
5.000%, 04/15/40	13,420	13,781
5.000%, 08/15/40	64,086	65,361
5.000%, 04/15/41	32,234	32,786
5.000%, 09/15/41	26,835	27,560
5.000%, 08/20/52	2,222,213	2,231,407
5.000%, 11/20/52	88,095	88,372
5.000%, 12/20/52	88,247	88,499
5.000%, 02/20/53	180,098	180,556
5.470%, 08/20/59 (a)	341	334
5.500%, 10/15/39	6,031	6,244
5.500%, 03/20/53	2,627,223	2,657,087
5.500%, 04/20/53	177,561	179,491
6.000%, 06/15/36	283,494	297,387
6.000%, 02/20/54	580,696	596,658
6.500%, 01/20/54	552,324	572,097
Government National Mortgage Association REMICS
0.967%, 06/16/61 (a) (b)	3,247,841	230,099
1.025%, -1x 1M TSFR + 5.986%, 07/20/41 (a) (b)	56,586	6,588
2.500%, 11/20/46	86,036	78,498
2.750%, 02/20/64	150,517	149,383
3.000%, 09/20/50 (b)	731,897	103,576
3.000%, 07/20/51 (b)	774,140	97,185
3.250%, 08/20/68	1,531,954	1,489,986
4.000%, 12/20/40	1,099,962	1,076,531
4.000%, 08/20/47 (b)	1,344,478	239,014
4.500%, 05/16/40	10,591	10,527
4.500%, 12/20/40	1,162,173	1,164,470
4.500%, 09/20/47 (b)	1,085,483	197,733
4.500%, 10/20/47 (b)	1,303,574	235,047
5.000%, 12/20/39	2,420,141	2,482,560
5.000%, 03/20/40	1,140,201	1,163,659
5.000%, 05/20/45 (b)	1,120,978	232,150
5.000%, 1Y H15 + 0.350%, 08/20/66 (a)	445,866	443,625
5.150%, 1Y H15 + 0.500%, 05/20/66 (a)	274,971	273,704
5.325%, 1M TSFR + 0.364%, 10/20/47 (a)	445,048	436,574
5.375%, 1M TSFR + 0.414%, 05/20/48 (a)	398,752	391,253
5.375%, 1M TSFR + 0.414%, 06/20/48 (a)	523,297	513,619
BHFTI-348

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.500%, 04/20/34	229,945	$234,793
5.555%, 1M TSFR + 0.594%, 01/20/38 (a)	13,946	13,916
5.575%, 1M TSFR + 0.614%, 07/20/37 (a)	54,949	54,948
5.721%, 1M TSFR + 0.444%, 07/20/60 (a)	67,877	67,676
5.741%, 1M TSFR + 0.644%, 12/16/39 (a)	50,744	50,652
5.767%, 1M TSFR + 0.414%, 08/20/60 (a)	29,927	29,807
5.767%, 1M TSFR + 0.414%, 09/20/60 (a)	41,136	40,923
5.811%, 1M TSFR + 0.714%, 11/16/39 (a)	86,331	86,411
5.957%, 1M TSFR + 0.604%, 02/20/61 (a)	16,103	16,070
5.967%, 1M TSFR + 0.614%, 12/20/60 (a)	60,805	60,727
5.967%, 1M TSFR + 0.614%, 02/20/61 (a)	5,066	5,058
5.967%, 1M TSFR + 0.614%, 04/20/61 (a)	27,701	27,671
5.967%, 1M TSFR + 0.614%, 05/20/61 (a)	47,502	47,435
5.997%, 1M TSFR + 0.644%, 06/20/61 (a)	29,134	29,114
6.067%, 1M TSFR + 0.714%, 10/20/61 (a)	126,824	126,826
6.097%, 1M TSFR + 0.744%, 01/20/62 (a)	124,215	124,260
6.097%, 1M TSFR + 0.744%, 03/20/62 (a)	119,728	119,594
6.117%, 1M TSFR + 0.764%, 05/20/61 (a)	6,740	6,739
6.167%, 1M TSFR + 0.814%, 11/20/61 (a)	120,999	121,172
6.167%, 1M TSFR + 0.814%, 01/20/62 (a)	123,692	123,871
Government National Mortgage Association, TBA
2.000%, TBA (c)	200,000	169,547
3.500%, TBA (c)	300,000	281,835
4.500%, TBA (c)	1,700,000	1,678,519
5.000%, TBA (c)	1,100,000	1,101,761
5.500%, TBA (c)	1,200,000	1,211,556
6.000%, TBA (c)	2,100,000	2,135,579
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	3,400,000	2,810,309
3.000%, TBA (c)	2,100,000	1,884,583
5.000%, TBA (c)	600,000	599,602
5.500%, TBA (c)	6,700,000	6,777,583
6.000%, TBA (c)	2,900,000	2,963,884
		255,790,783
Federal Agencies — 39.7%
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	15,000,000	13,201,040
1.600%, 07/15/30	10,000,000	8,807,275
1.980%, 07/13/38	19,515,000	15,071,684
3.700%, 03/24/42	10,000,000	8,478,905
4.375%, 03/03/33	8,400,000	8,576,209
5.125%, 05/09/25	5,000,000	5,022,747
5.480%, 06/27/42	2,000,000	1,999,290
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	4,052,436
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,989,754
Zero Coupon, 12/15/36	45,000,000	26,510,045
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	12,552,026
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,866,083
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	35,000,000	28,229,781
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	$6,263,844
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	29,089,688
Zero Coupon, 04/15/30	35,000,000	28,249,754
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	7,261,265
Zero Coupon, 01/15/34	12,669,000	8,504,130
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	5,000,000	4,927,015
U.S. International Development Finance Corp.
1.110%, 05/15/29	4,071,428	3,799,386
		234,452,357
U.S. Treasury — 11.0%
U.S. Treasury Bonds
2.875%, 05/15/52	30,000,000	23,494,922
3.625%, 02/15/44	11,000,000	10,152,656
4.000%, 11/15/42	5,000,000	4,920,313
4.250%, 02/15/54	400,000	407,625
4.625%, 05/15/44	2,170,000	2,299,861
4.750%, 11/15/43	1,500,000	1,618,066
4.750%, 11/15/53	5,210,000	5,754,811
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	5,505,255	3,652,375
U.S. Treasury Notes
4.375%, 10/31/24 (e)	12,500,000	12,493,884
		64,794,513
Total U.S. Treasury & Government Agencies (Cost $597,666,715)		555,037,653

Foreign Government—7.6%
Sovereign — 7.6%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,790,971
Colombia Government International Bonds
3.125%, 04/15/31	5,090,000	4,199,248
Hashemite Kingdom of Jordan Government AID Bonds
3.000%, 06/30/25	10,389,000	10,262,092
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,514,737
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,944,700
Israel Government International Bonds
5.500%, 03/12/34	3,000,000	3,006,945
Mexico Government International Bonds
4.500%, 04/22/29	4,650,000	4,591,230
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,743,578
Republic of Poland Government International Bonds
3.250%, 04/06/26	2,820,000	2,786,837
Total Foreign Government (Cost $46,728,903)		44,840,338

BHFTI-349

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—0.7%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 0.7%
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (f)	646,788	$653,275
GCAT Trust
6.500%, 09/25/54 (144A) (a)	196,384	199,982
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	960,745	974,695
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	1,259,820	1,274,005
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,078,516	1,048,464
Total Mortgage-Backed Securities (Cost $4,155,579)		4,150,421

Short-Term Investments—1.1%
Repurchase Agreement—1.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $6,263,394; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $6,388,061	6,262,742	6,262,742
Total Short-Term Investments (Cost $6,262,742)		6,262,742
Total Investments—103.4% (Cost $654,813,939)		610,291,154
Other assets and liabilities (net)—(3.4)%		(19,886,399)
Net Assets—100.0%		$590,404,755

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Principal amount of security is adjusted for inflation.
(e)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $12,492,884 and the collateral received consisted of non-cash collateral with a value of $12,975,274. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$8,636,506, which is 1.5% of net assets.

A security in the amount of $59,948 has been received at the custodian bank as collateral for TBA securities.
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/24	419	USD	52,034,562	$(222,753)
BHFTI-350

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/24	(372)	USD	(42,512,625)	$(8,261)
U.S. Treasury Note 5 Year Futures	12/31/24	(96)	USD	(10,548,750)	(11,416)
Net Unrealized Depreciation					$(242,430)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$555,037,653	$—	$555,037,653
Total Foreign Government*	—	44,840,338	—	44,840,338
Total Mortgage-Backed Securities*	—	4,150,421	—	4,150,421
Total Short-Term Investments*	—	6,262,742	—	6,262,742
Total Investments	$—	$610,291,154	$—	$610,291,154
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(242,430)	$—	$—	$(242,430)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-351

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio  calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTI-352

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTI-353